UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05629

Voya Investors Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

CT Corporation System, 101 Federal Street, Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-366-0066

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024 to June 30, 2024

Item 1. Reports to Stockholders.

(a)       The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

TABLE OF CONTENTS

Voya Balanced Income Portfolio Class ADV - IIFAX

Voya Balanced Income Portfolio Class I - IIFIX

Voya Balanced Income Portfolio Class S - IIFSX

Voya Balanced Income Portfolio Class S2 - IIFTX

Voya Global Perspectives® Portfolio Class ADV - IPARX

Voya Global Perspectives® Portfolio Class I - IPIRX

Voya Global Perspectives® Portfolio Class S - IPSRX

Voya Government Liquid Assets Portfolio Class I - IPLXX

Voya Government Liquid Assets Portfolio Class S - ISPXX

Voya Government Liquid Assets Portfolio Class S2 - ITLXX

Voya High Yield Portfolio Class ADV - IPYAX

Voya High Yield Portfolio Class I - IPIMX

Voya High Yield Portfolio Class S - IPHYX

Voya High Yield Portfolio Class S2 - IPYSX

Voya Large Cap Growth Portfolio Class ADV - IEOPX

Voya Large Cap Growth Portfolio Class I - IEOHX

Voya Large Cap Growth Portfolio Class R6 - VRLCX

Voya Large Cap Growth Portfolio Class S - IEOSX

Voya Large Cap Growth Portfolio Class S2 - IEOTX

Voya Large Cap Value Portfolio Class ADV - IPEAX

Voya Large Cap Value Portfolio Class I - IPEIX

Voya Large Cap Value Portfolio Class R6 - VLCRX

Voya Large Cap Value Portfolio Class S - IPESX

Voya Large Cap Value Portfolio Class S2 - IPETX

Voya Limited Maturity Bond Portfolio Class ADV - IMBAX

Voya Limited Maturity Bond Portfolio Class I - ILBPX

Voya Limited Maturity Bond Portfolio Class S - ILMBX

Voya Retirement Conservative Portfolio Class ADV - IRCAX

Voya Retirement Conservative Portfolio Class I - IRCPX

Voya Retirement Growth Portfolio Class ADV - IRGPX

Voya Retirement Growth Portfolio Class I - IIRGX

Voya Retirement Moderate Growth Portfolio Class ADV - IRMGX

Voya Retirement Moderate Growth Portfolio Class I - IRGMX

Voya Retirement Moderate Portfolio Class ADV - IRMPX

Voya Retirement Moderate Portfolio Class I - IRMIX

Voya U.S. Stock Index Portfolio Class ADV - ISIVX

Voya U.S. Stock Index Portfolio Class I - INGIX

Voya U.S. Stock Index Portfolio Class S - ISJBX

Voya U.S. Stock Index Portfolio Class S2 - ISIPX

Voya VACS Index Series S Portfolio VACS Index Series - VVIPX

VY® BlackRock Inflation Protected Bond Portfolio Class ADV - IBRAX

VY® BlackRock Inflation Protected Bond Portfolio Class I - IBRIX

VY® BlackRock Inflation Protected Bond Portfolio Class S - IBRSX

VY® CBRE Global Real Estate Portfolio Class ADV - ICRNX

VY® CBRE Global Real Estate Portfolio Class I - IRGIX

VY® CBRE Global Real Estate Portfolio Class S - IRGTX

VY® CBRE Global Real Estate Portfolio Class S2 - IRGSX

VY® CBRE Real Estate Portfolio Class ADV - ICRPX

VY® CBRE Real Estate Portfolio Class I - IVRIX

VY® CBRE Real Estate Portfolio Class S - IVRSX

VY® CBRE Real Estate Portfolio Class S2 - IVRTX

VY® Invesco Growth and Income Portfolio Class ADV - IVGAX

VY® Invesco Growth and Income Portfolio Class I - IVGIX

VY® Invesco Growth and Income Portfolio Class S - IVGSX

VY® Invesco Growth and Income Portfolio Class S2 - IVITX

VY® JPMorgan Emerging Markets Equity Portfolio Class ADV - IJEAX

VY® JPMorgan Emerging Markets Equity Portfolio Class I - IJEMX

VY® JPMorgan Emerging Markets Equity Portfolio Class S - IJPIX

VY® JPMorgan Emerging Markets Equity Portfolio Class S2 - IJPTX

VY® JPMorgan Small Cap Core Equity Portfolio Class ADV - IJSAX

VY® JPMorgan Small Cap Core Equity Portfolio Class I - IJSIX

VY® JPMorgan Small Cap Core Equity Portfolio Class R6 - VPRSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S - IJSSX

VY® JPMorgan Small Cap Core Equity Portfolio Class S2 - IJSTX

VY® Morgan Stanley Global Franchise Portfolio Class ADV - IGFAX

VY® Morgan Stanley Global Franchise Portfolio Class R6 - VPRDX

VY® Morgan Stanley Global Franchise Portfolio Class S - IVGTX

VY® Morgan Stanley Global Franchise Portfolio Class S2 - IGFSX

VY® T. Rowe Price Capital Appreciation Portfolio Class ADV - ITRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class I - ITRIX

VY® T. Rowe Price Capital Appreciation Portfolio Class R6 - VPRAX

VY® T. Rowe Price Capital Appreciation Portfolio Class S - ITCSX

VY® T. Rowe Price Capital Appreciation Portfolio Class S2 - ITCTX

VY® T. Rowe Price Equity Income Portfolio Class ADV - ITEAX

VY® T. Rowe Price Equity Income Portfolio Class I - ITEIX

VY® T. Rowe Price Equity Income Portfolio Class S - IRPSX

VY® T. Rowe Price Equity Income Portfolio Class S2 - ITETX

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IIFAX

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.20%

Fund Statistics

  Total Net Assets$224,046,109
  # of Portfolio Holdings887
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Investment Type Allocation

Common Stock
39.2%
Collateralized Mortgage Obligations
15.5%
Corporate Bonds/Notes
13.1%
Commercial Mortgage-Backed Securities
12.2%
Asset-Backed Securities
8.4%
U.S. Treasury Obligations
3.2%
Mutual Funds
2.3%
Exchange-Traded Funds
2.1%
Sovereign Bonds
1.2%
Preferred Stock
0.4%
Liabilities in Excess of Other Assets
(2.0)%
-10%
0%
10%
20%
30%
40%
50%

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Balanced Income Portfolio

Class ADV: IIFAX

92914E705-SAR

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIFIX

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.60%

Fund Statistics

  Total Net Assets$224,046,109
  # of Portfolio Holdings887
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Balanced Income Portfolio

Class I: IIFIX

92914E606-SAR

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IIFSX

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.85%

Fund Statistics

  Total Net Assets$224,046,109
  # of Portfolio Holdings887
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Balanced Income Portfolio

Class S: IIFSX

92914E507-SAR

Voya Balanced Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IIFTX

This semi-annual shareholder report contains important information about Voya Balanced Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$51	1.00%

Fund Statistics

  Total Net Assets$224,046,109
  # of Portfolio Holdings887
  Portfolio Turnover Rate49%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	2.6%
NVIDIA Corp.	2.2%
iShares Core S&P Mid-Cap ETF	2.0%
Apple, Inc.	1.8%
Amazon.com, Inc.	1.5%
Voya VACS Series HYB Fund	1.4%
Bank of America Corp., 3.384%, 04/02/26	1.1%
United States Treasury Notes, 4.250%, 06/30/29	1.0%
Meta Platforms, Inc. - Class A	1.0%
Fannie Mae REMIC Trust - Class QI, 4.500%, 09/25/51	1.0%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Preferred Stock	0.4%
Sovereign Bonds	1.2%
Exchange-Traded Funds	2.1%
Mutual Funds	2.3%
U.S. Treasury Obligations	3.2%
Asset-Backed Securities	8.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds/Notes	13.1%
Collateralized Mortgage Obligations	15.5%
Common Stock	39.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Balanced Income Portfolio

Class S2: IIFTX

92914E408-SAR

Voya Global Perspectives® Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IPARX

This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$26	0.51%

Fund Statistics

  Total Net Assets$62,273,199
  # of Portfolio Holdings10
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Emerging Markets Index Portfolio - Class I	10.4%
Voya Index Plus LargeCap Portfolio - Class I	10.4%
Voya High Yield Portfolio - Class I	10.1%
Voya GNMA Income Fund - Class R6	10.1%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya International Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.9%
Voya Small Company Portfolio - Class R6	9.8%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	40.1%
Equity	60.0%

Target Asset Allocations

Value	Value
U.S. Large Cap Equities	10.0%
U.S. Mid Cap Equities	10.0%
U.S. Small Cap Equities	10.0%
Global Real Estate	10.0%
International Equities	10.0%
Emerging Market Equities	10.0%
U.S. Investment Grade Bonds	10.0%
U.S. Government Bonds	10.0%
Global Bonds	10.0%
U.S. High Yield Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Perspectives® Portfolio

Class ADV: IPARX

92914C303-SAR

Voya Global Perspectives® Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IPIRX

This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$11	0.21%

Fund Statistics

  Total Net Assets$62,273,199
  # of Portfolio Holdings10
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Emerging Markets Index Portfolio - Class I	10.4%
Voya Index Plus LargeCap Portfolio - Class I	10.4%
Voya High Yield Portfolio - Class I	10.1%
Voya GNMA Income Fund - Class R6	10.1%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya International Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.9%
Voya Small Company Portfolio - Class R6	9.8%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	40.1%
Equity	60.0%

Target Asset Allocations

Value	Value
U.S. Large Cap Equities	10.0%
U.S. Mid Cap Equities	10.0%
U.S. Small Cap Equities	10.0%
Global Real Estate	10.0%
International Equities	10.0%
Emerging Market Equities	10.0%
U.S. Investment Grade Bonds	10.0%
U.S. Government Bonds	10.0%
Global Bonds	10.0%
U.S. High Yield Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Perspectives® Portfolio

Class I: IPIRX

92914C204-SAR

Voya Global Perspectives® Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IPSRX

This semi-annual shareholder report contains important information about Voya Global Perspectives® Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$23	0.46%

Fund Statistics

  Total Net Assets$62,273,199
  # of Portfolio Holdings10
  Portfolio Turnover Rate35%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya Emerging Markets Index Portfolio - Class I	10.4%
Voya Index Plus LargeCap Portfolio - Class I	10.4%
Voya High Yield Portfolio - Class I	10.1%
Voya GNMA Income Fund - Class R6	10.1%
Voya U.S. Bond Index Portfolio - Class I	10.0%
Voya International Index Portfolio - Class I	10.0%
Voya Global Bond Fund - Class R6	9.9%
Voya Small Company Portfolio - Class R6	9.8%
VY® CBRE Global Real Estate Portfolio - Class I	9.8%
Voya MidCap Opportunities Portfolio - Class R6	9.6%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	40.1%
Equity	60.0%

Target Asset Allocations

Value	Value
U.S. Large Cap Equities	10.0%
U.S. Mid Cap Equities	10.0%
U.S. Small Cap Equities	10.0%
Global Real Estate	10.0%
International Equities	10.0%
Emerging Market Equities	10.0%
U.S. Investment Grade Bonds	10.0%
U.S. Government Bonds	10.0%
Global Bonds	10.0%
U.S. High Yield Bonds	10.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Global Perspectives® Portfolio

Class S: IPSRX

92914C105-SAR

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IPLXX

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$1,069,547,983
  # of Portfolio Holdings21

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
U.S. Government Agency Debt	18.7%
U.S. Treasury Repurchase Agreements	21.8%
U.S. Treasury Debt	56.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Liquid Assets Portfolio

Class I: IPLXX

92914F835-SAR

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISPXX

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.53%

Fund Statistics

  Total Net Assets$1,069,547,983
  # of Portfolio Holdings21

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
U.S. Government Agency Debt	18.7%
U.S. Treasury Repurchase Agreements	21.8%
U.S. Treasury Debt	56.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Liquid Assets Portfolio

Class S: ISPXX

92914F843-SAR

Voya Government Liquid Assets Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ITLXX

This semi-annual shareholder report contains important information about Voya Government Liquid Assets Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$34	0.68%

Fund Statistics

  Total Net Assets$1,069,547,983
  # of Portfolio Holdings21

What did the Fund invest in?

The table below reflects the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	3.1%
U.S. Government Agency Debt	18.7%
U.S. Treasury Repurchase Agreements	21.8%
U.S. Treasury Debt	56.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Government Liquid Assets Portfolio

Class S2: ITLXX

92914F827-SAR

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IPYAX

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$54	1.08%

Fund Statistics

  Total Net Assets$443,432,669
  # of Portfolio Holdings382
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Corporate Bonds/Notes
92.9%
Bank Loans
3.7%
Warrants
0.0%
Convertible Bonds/Notes
0.0%
Other
—%
Preferred Stock
—%
Common Stock
0.0%
Liabilities in Excess of Other Assets
(11.4)%
-40%
-20%
0%
20%
40%
60%
80%
100%

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Portfolio

Class ADV: IPYAX

92914E101-SAR

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IPIMX

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$24	0.48%

Fund Statistics

  Total Net Assets$443,432,669
  # of Portfolio Holdings382
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Portfolio

Class I: IPIMX

92914E309-SAR

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IPHYX

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$37	0.73%

Fund Statistics

  Total Net Assets$443,432,669
  # of Portfolio Holdings382
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Portfolio

Class S: IPHYX

92914G759-SAR

Voya High Yield Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IPYSX

This semi-annual shareholder report contains important information about Voya High Yield Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$44	0.88%

Fund Statistics

  Total Net Assets$443,432,669
  # of Portfolio Holdings382
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Royal Caribbean Cruises Ltd., 5.375%, 07/15/27	1.0%
CSC Holdings LLC, 11.250%, 05/15/28	0.8%
Sirius XM Radio, Inc., 5.000%, 08/01/27	0.8%
Cloud Software Group, Inc., 6.500%, 03/31/29	0.7%
Viking Cruises Ltd., 5.875%, 09/15/27	0.6%
Carvana Co., 12.000%, 12/01/28	0.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/30	0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/28	0.6%
HUB International Ltd, 8.840%, 06/20/30	0.6%
Carnival Corp., 6.000%, 05/01/29	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(11.4)%
Common Stock	0.0%
Preferred Stock	-%
Other	-%
Convertible Bonds/Notes	0.0%
Warrants	0.0%
Bank Loans	3.7%
Corporate Bonds/Notes	92.9%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya High Yield Portfolio

Class S2: IPYSX

92914G742-SAR

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IEOPX

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$70	1.27%

Fund Statistics

  Total Net Assets$4,565,206,956
  # of Portfolio Holdings63
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	51.0%
Consumer Discretionary	13.5%
Communication Services	13.4%
Health Care	10.2%
Industrials	4.4%
Consumer Staples	3.2%
Financials	2.3%
Materials	0.9%
Energy	0.4%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Growth Portfolio

Class ADV: IEOPX

92914G783-SAR

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IEOHX

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$37	0.67%

Fund Statistics

  Total Net Assets$4,565,206,956
  # of Portfolio Holdings63
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	51.0%
Consumer Discretionary	13.5%
Communication Services	13.4%
Health Care	10.2%
Industrials	4.4%
Consumer Staples	3.2%
Financials	2.3%
Materials	0.9%
Energy	0.4%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Growth Portfolio

Class I: IEOHX

92914G775-SAR

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VRLCX

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$37	0.67%

Fund Statistics

  Total Net Assets$4,565,206,956
  # of Portfolio Holdings63
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	51.0%
Consumer Discretionary	13.5%
Communication Services	13.4%
Health Care	10.2%
Industrials	4.4%
Consumer Staples	3.2%
Financials	2.3%
Materials	0.9%
Energy	0.4%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Growth Portfolio

Class R6: VRLCX

92914G460-SAR

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IEOSX

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$51	0.92%

Fund Statistics

  Total Net Assets$4,565,206,956
  # of Portfolio Holdings63
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	51.0%
Consumer Discretionary	13.5%
Communication Services	13.4%
Health Care	10.2%
Industrials	4.4%
Consumer Staples	3.2%
Financials	2.3%
Materials	0.9%
Energy	0.4%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Growth Portfolio

Class S: IEOSX

92914G817-SAR

Voya Large Cap Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IEOTX

This semi-annual shareholder report contains important information about Voya Large Cap Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$59	1.07%

Fund Statistics

  Total Net Assets$4,565,206,956
  # of Portfolio Holdings63
  Portfolio Turnover Rate21%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	13.3%
NVIDIA Corp.	11.5%
Apple, Inc.	9.7%
Amazon.com, Inc.	8.0%
Meta Platforms, Inc. - Class A	5.3%
Eli Lilly & Co.	3.8%
Alphabet, Inc. - Class A	3.7%
Broadcom, Inc.	3.3%
Visa, Inc. - Class A	2.9%
Netflix, Inc.	1.9%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.6)%
Short-Term Investments	1.3%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	51.0%
Consumer Discretionary	13.5%
Communication Services	13.4%
Health Care	10.2%
Industrials	4.4%
Consumer Staples	3.2%
Financials	2.3%
Materials	0.9%
Energy	0.4%
Short-Term Investments	1.3%
Liabilities in Excess of Other Assets	(0.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Growth Portfolio

Class S2: IEOTX

92914G767-SAR

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IPEAX

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$65	1.26%

Fund Statistics

  Total Net Assets$587,125,628
  # of Portfolio Holdings80
  Portfolio Turnover Rate50%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Sector Allocation

Value	Value
Financials	19.9%
Health Care	17.4%
Industrials	11.5%
Consumer Staples	10.5%
Information Technology	9.3%
Energy	7.7%
Utilities	7.3%
Consumer Discretionary	4.8%
Communication Services	4.6%
Materials	3.6%
Real Estate	3.2%
Liabilities in Excess of Other Assets	(2.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Portfolio

Class ADV: IPEAX

92914C626-SAR

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IPEIX

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$34	0.66%

Fund Statistics

  Total Net Assets$587,125,628
  # of Portfolio Holdings80
  Portfolio Turnover Rate50%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Sector Allocation

Value	Value
Financials	19.9%
Health Care	17.4%
Industrials	11.5%
Consumer Staples	10.5%
Information Technology	9.3%
Energy	7.7%
Utilities	7.3%
Consumer Discretionary	4.8%
Communication Services	4.6%
Materials	3.6%
Real Estate	3.2%
Liabilities in Excess of Other Assets	(2.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Portfolio

Class I: IPEIX

92914C634-SAR

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VLCRX

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$34	0.66%

Fund Statistics

  Total Net Assets$587,125,628
  # of Portfolio Holdings80
  Portfolio Turnover Rate50%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Sector Allocation

Value	Value
Financials	19.9%
Health Care	17.4%
Industrials	11.5%
Consumer Staples	10.5%
Information Technology	9.3%
Energy	7.7%
Utilities	7.3%
Consumer Discretionary	4.8%
Communication Services	4.6%
Materials	3.6%
Real Estate	3.2%
Liabilities in Excess of Other Assets	(2.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Portfolio

Class R6: VLCRX

92914C618-SAR

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IPESX

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$47	0.91%

Fund Statistics

  Total Net Assets$587,125,628
  # of Portfolio Holdings80
  Portfolio Turnover Rate50%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Sector Allocation

Value	Value
Financials	19.9%
Health Care	17.4%
Industrials	11.5%
Consumer Staples	10.5%
Information Technology	9.3%
Energy	7.7%
Utilities	7.3%
Consumer Discretionary	4.8%
Communication Services	4.6%
Materials	3.6%
Real Estate	3.2%
Liabilities in Excess of Other Assets	(2.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Portfolio

Class S: IPESX

92914C642-SAR

Voya Large Cap Value Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IPETX

This semi-annual shareholder report contains important information about Voya Large Cap Value Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$55	1.06%

Fund Statistics

  Total Net Assets$587,125,628
  # of Portfolio Holdings80
  Portfolio Turnover Rate50%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Bank of America Corp.	4.4%
AT&T, Inc.	3.8%
Philip Morris International, Inc.	3.5%
Intercontinental Exchange, Inc.	2.7%
Thermo Fisher Scientific, Inc.	2.6%
Welltower, Inc.	2.5%
Raymond James Financial, Inc.	2.4%
BP PLC	2.5%
McCormick & Co., Inc.	2.4%
Duke Energy Corp.	2.3%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.5)%
Short-Term Investments	2.7%
Common Stock	99.8%

Sector Allocation

Value	Value
Financials	19.9%
Health Care	17.4%
Industrials	11.5%
Consumer Staples	10.5%
Information Technology	9.3%
Energy	7.7%
Utilities	7.3%
Consumer Discretionary	4.8%
Communication Services	4.6%
Materials	3.6%
Real Estate	3.2%
Liabilities in Excess of Other Assets	(2.5)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Large Cap Value Portfolio

Class S2: IPETX

92914C659-SAR

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IMBAX

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$44	0.88%

Fund Statistics

  Total Net Assets$320,857,732
  # of Portfolio Holdings521
  Portfolio Turnover Rate160%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	15.6%
United States Treasury Notes, 2.875%, 04/30/25	6.1%
United States Treasury Notes, 4.625%, 06/30/26	3.4%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Freddie Mac Strips - Class F43, 6.135%, 10/25/53	0.8%
Freddie Mac Strips - Class F44, 6.335%, 10/25/53	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.574%, 10/15/39	0.7%
HGI CRE CLO Ltd. - Class D, 7.793%, 06/16/36	0.6%
OHA Credit Partners XVI - Class A, 6.739%, 10/18/34	0.6%
BLP Commercial Mortgage Trust - Class B, 7.020%, 03/15/41	0.6%

Investment Type Allocation

Corporate Bonds/Notes
37.4%
U.S. Treasury Obligations
26.4%
Asset-Backed Securities
18.1%
Commercial Mortgage-Backed Securities
8.2%
Collateralized Mortgage Obligations
7.9%
U.S. Government Agency Obligations
0.0%
Liabilities in Excess of Other Assets
(7.8)%
-20%
-10%
0%
10%
20%
30%
40%
50%

Value	Value
Liabilities in Excess of Other Assets	(7.8)%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	7.9%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	18.1%
U.S. Treasury Obligations	26.4%
Corporate Bonds/Notes	37.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Limited Maturity Bond Portfolio

Class ADV: IMBAX

92914E200-SAR

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ILBPX

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.28%

Fund Statistics

  Total Net Assets$320,857,732
  # of Portfolio Holdings521
  Portfolio Turnover Rate160%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	15.6%
United States Treasury Notes, 2.875%, 04/30/25	6.1%
United States Treasury Notes, 4.625%, 06/30/26	3.4%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Freddie Mac Strips - Class F43, 6.135%, 10/25/53	0.8%
Freddie Mac Strips - Class F44, 6.335%, 10/25/53	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.574%, 10/15/39	0.7%
HGI CRE CLO Ltd. - Class D, 7.793%, 06/16/36	0.6%
OHA Credit Partners XVI - Class A, 6.739%, 10/18/34	0.6%
BLP Commercial Mortgage Trust - Class B, 7.020%, 03/15/41	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(7.8)%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	7.9%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	18.1%
U.S. Treasury Obligations	26.4%
Corporate Bonds/Notes	37.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Limited Maturity Bond Portfolio

Class I: ILBPX

92914F793-SAR

Voya Limited Maturity Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ILMBX

This semi-annual shareholder report contains important information about Voya Limited Maturity Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.53%

Fund Statistics

  Total Net Assets$320,857,732
  # of Portfolio Holdings521
  Portfolio Turnover Rate160%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Notes, 4.625%, 06/15/27	15.6%
United States Treasury Notes, 2.875%, 04/30/25	6.1%
United States Treasury Notes, 4.625%, 06/30/26	3.4%
Nutrien Ltd., 5.200%, 06/21/27	0.9%
Freddie Mac Strips - Class F43, 6.135%, 10/25/53	0.8%
Freddie Mac Strips - Class F44, 6.335%, 10/25/53	0.7%
ILPT Commercial Mortgage Trust - Class A, 7.574%, 10/15/39	0.7%
HGI CRE CLO Ltd. - Class D, 7.793%, 06/16/36	0.6%
OHA Credit Partners XVI - Class A, 6.739%, 10/18/34	0.6%
BLP Commercial Mortgage Trust - Class B, 7.020%, 03/15/41	0.6%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(7.8)%
U.S. Government Agency Obligations	0.0%
Collateralized Mortgage Obligations	7.9%
Commercial Mortgage-Backed Securities	8.2%
Asset-Backed Securities	18.1%
U.S. Treasury Obligations	26.4%
Corporate Bonds/Notes	37.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Limited Maturity Bond Portfolio

Class S: ILMBX

92914F819-SAR

Voya Retirement Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRCAX

This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$27	0.54%

Fund Statistics

  Total Net Assets$277,835,309
  # of Portfolio Holdings8
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	48.9%
Voya U.S. Stock Index Portfolio - Class I	20.0%
Voya Short Term Bond Fund - Class R6	14.1%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.0%
Fixed Income	75.0%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Mid Cap Blend	2.0%
International	3.0%
Core Fixed Income	49.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Conservative Portfolio

Class ADV: IRCAX

92914C840-SAR

Voya Retirement Conservative Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IRCPX

This semi-annual shareholder report contains important information about Voya Retirement Conservative Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.29%

Fund Statistics

  Total Net Assets$277,835,309
  # of Portfolio Holdings8
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	48.9%
Voya U.S. Stock Index Portfolio - Class I	20.0%
Voya Short Term Bond Fund - Class R6	14.1%
Vanguard Short-Term Bond ETF	5.0%
Voya High Yield Bond Fund - Class R6	4.0%
Schwab U.S. TIPS ETF	3.0%
Voya International Index Portfolio - Class I	3.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	25.0%
Fixed Income	75.0%

Target Asset Allocations

Value	Value
US Large Blend	20.0%
US Mid Cap Blend	2.0%
International	3.0%
Core Fixed Income	49.0%
High Yield	4.0%
TIPS	3.0%
Short Duration	19.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Conservative Portfolio

Class I: IRCPX

92914C857-SAR

Voya Retirement Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRGPX

This semi-annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$36	0.69%

Fund Statistics

  Total Net Assets$1,829,042,008
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	50.1%
Voya U.S. Bond Index Portfolio - Class I	14.0%
Voya International Index Portfolio - Class I	10.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	10.0%
Voya Short Term Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.1%
Equity	79.0%

Target Asset Allocations

Value	Value
US Large Blend	29.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Growth Portfolio

Class ADV: IRGPX

92914C709-SAR

Voya Retirement Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IIRGX

This semi-annual shareholder report contains important information about Voya Retirement Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Fund Statistics

  Total Net Assets$1,829,042,008
  # of Portfolio Holdings9
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	50.1%
Voya U.S. Bond Index Portfolio - Class I	14.0%
Voya International Index Portfolio - Class I	10.9%
Voya Russell™ Mid Cap Index Portfolio - Class I	10.0%
Voya Short Term Bond Fund - Class R6	5.1%
Voya Emerging Markets Index Portfolio - Class I	3.0%
Voya Russell™ Large Cap Growth Index - Class I	3.0%
Voya Russell™ Small Cap Index Portfolio - Class I	2.0%
Voya High Yield Bond Fund - Class R6	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	21.1%
Equity	79.0%

Target Asset Allocations

Value	Value
US Large Blend	29.0%
US Mid Cap Blend	3.0%
International	6.0%
Emerging Markets	2.0%
Core Fixed Income	42.0%
High Yield	4.0%
TIPS	2.0%
Short Duration	12.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Growth Portfolio

Class I: IIRGX

92914C600-SAR

Voya Retirement Moderate Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRMGX

This semi-annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$34	0.65%

Fund Statistics

  Total Net Assets$1,247,213,456
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	47.1%
Voya U.S. Bond Index Portfolio - Class I	26.9%
Voya Short Term Bond Fund - Class R6	8.1%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Large Cap Growth Index - Class I	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.0%
Equity	63.1%

Target Asset Allocations

Value	Value
US Large Blend	50.0%
US Large Growth	3.0%
US Mid Cap Blend	10.0%
US Small Cap	2.0%
International	11.0%
Emerging Markets	3.0%
Core Fixed Income	14.0%
High Yield	2.0%
Short Duration	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Moderate Growth Portfolio

Class ADV: IRMGX

92914C881-SAR

Voya Retirement Moderate Growth Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IRGMX

This semi-annual shareholder report contains important information about Voya Retirement Moderate Growth Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.26%

Fund Statistics

  Total Net Assets$1,247,213,456
  # of Portfolio Holdings8
  Portfolio Turnover Rate9%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Stock Index Portfolio - Class I	47.1%
Voya U.S. Bond Index Portfolio - Class I	26.9%
Voya Short Term Bond Fund - Class R6	8.1%
Voya International Index Portfolio - Class I	7.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	5.0%
Voya High Yield Bond Fund - Class R6	2.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Voya Russell™ Large Cap Growth Index - Class I	2.0%

Asset Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Fixed Income	37.0%
Equity	63.1%

Target Asset Allocations

Value	Value
US Large Blend	50.0%
US Large Growth	3.0%
US Mid Cap Blend	10.0%
US Small Cap	2.0%
International	11.0%
Emerging Markets	3.0%
Core Fixed Income	14.0%
High Yield	2.0%
Short Duration	5.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Moderate Growth Portfolio

Class I: IRGMX

92914C808-SAR

Voya Retirement Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IRMPX

This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$31	0.61%

Fund Statistics

  Total Net Assets$677,845,914
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	41.9%
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Short Term Bond Fund - Class R6	12.1%
Voya International Index Portfolio - Class I	6.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	40.0%
Fixed Income	60.0%

Target Asset Allocations

Value	Value
US Large Blend	47.0%
US Large Growth	2.0%
US Mid Cap Blend	5.0%
International	7.0%
Emerging Markets	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Moderate Portfolio

Class ADV: IRMPX

92914C865-SAR

Voya Retirement Moderate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IRMIX

This semi-annual shareholder report contains important information about Voya Retirement Moderate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$677,845,914
  # of Portfolio Holdings8
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Voya U.S. Bond Index Portfolio - Class I	41.9%
Voya U.S. Stock Index Portfolio - Class I	29.0%
Voya Short Term Bond Fund - Class R6	12.1%
Voya International Index Portfolio - Class I	6.0%
Voya High Yield Bond Fund - Class R6	4.0%
Voya Russell™ Mid Cap Index Portfolio - Class I	3.0%
Voya Emerging Markets Index Portfolio - Class I	2.0%
Schwab U.S. TIPS ETF	2.0%

Asset Weightings

Value	Value
Assets in Excess of Other Liabilities	0.0%
Equity	40.0%
Fixed Income	60.0%

Target Asset Allocations

Value	Value
US Large Blend	47.0%
US Large Growth	2.0%
US Mid Cap Blend	5.0%
International	7.0%
Emerging Markets	2.0%
Core Fixed Income	27.0%
High Yield	2.0%
Short Duration	8.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya Retirement Moderate Portfolio

Class I: IRMIX

92914C873-SAR

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ISIVX

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$43	0.80%

Fund Statistics

  Total Net Assets$4,520,389,139
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.2%
Health Care	11.6%
Financials	10.5%
Consumer Discretionary	10.2%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.5%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Stock Index Portfolio

Class ADV: ISIVX

92914G718-SAR

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: INGIX

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$14	0.27%

Fund Statistics

  Total Net Assets$4,520,389,139
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.2%
Health Care	11.6%
Financials	10.5%
Consumer Discretionary	10.2%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.5%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Stock Index Portfolio

Class I: INGIX

92914G734-SAR

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ISJBX

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$27	0.51%

Fund Statistics

  Total Net Assets$4,520,389,139
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.2%
Health Care	11.6%
Financials	10.5%
Consumer Discretionary	10.2%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.5%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Stock Index Portfolio

Class S: ISJBX

92914G726-SAR

Voya U.S. Stock Index Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ISIPX

This semi-annual shareholder report contains important information about Voya U.S. Stock Index Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$36	0.67%

Fund Statistics

  Total Net Assets$4,520,389,139
  # of Portfolio Holdings506
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.8%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.7%
Common Stock	99.3%

Sector Allocation

Value	Value
Information Technology	34.2%
Health Care	11.6%
Financials	10.5%
Consumer Discretionary	10.2%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.5%
Energy	3.6%
Utilities	2.2%
Materials	2.1%
Real Estate	2.1%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya U.S. Stock Index Portfolio

Class S2: ISIPX

92914C766-SAR

Voya VACS Index Series S  Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

VACS Index Series: VVIPX

This semi-annual shareholder report contains important information about Voya VACS Index Series S Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
VACS Index Series	$9	0.16%

Fund Statistics

  Total Net Assets$3,831,293,741
  # of Portfolio Holdings506
  Portfolio Turnover Rate5%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	7.2%
NVIDIA Corp.	6.6%
Apple, Inc.	6.6%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc. - Class A	2.4%
Alphabet, Inc. - Class A	2.3%
Alphabet, Inc. - Class C	2.0%
Berkshire Hathaway, Inc. - Class B	1.6%
Eli Lilly & Co.	1.6%
Broadcom, Inc.	1.5%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	-%
Short-Term Investments	0.3%
Common Stock	99.7%

Sector Allocation

Value	Value
Information Technology	34.3%
Health Care	11.7%
Financials	10.5%
Consumer Discretionary	10.2%
Communication Services	9.3%
Industrials	8.0%
Consumer Staples	5.5%
Energy	3.6%
Utilities	2.3%
Materials	2.2%
Real Estate	2.1%
Assets in Excess of Other Liabilities	-%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

Voya VACS Index Series S  Portfolio

VACS Index Series: VVIPX

92914G296-SAR

VY® BlackRock Inflation Protected Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IBRAX

This semi-annual shareholder report contains important information about VY® BlackRock Inflation Protected Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$61	1.23%

Fund Statistics

  Total Net Assets$209,026,299
  # of Portfolio Holdings651
  Portfolio Turnover Rate153%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	3.7%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	3.6%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	3.6%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	3.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	3.1%
United States Treasury Inflation Indexed Notes, 2.125%, 04/15/29	3.0%
United States Treasury Inflation Indexed Notes, 0.125%, 07/15/31	2.8%
Uniform Mortgage-Backed Securities, 5.000%, 07/01/54	2.1%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	1.8%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	1.7%

Investment Type Allocation

U.S. Treasury Obligations
49.2%
Corporate Bonds/Notes
25.1%
U.S. Government Agency Obligations
14.1%
Commercial Mortgage-Backed Securities
5.5%
Sovereign Bonds
4.4%
Collateralized Mortgage Obligations
1.8%
Asset-Backed Securities
1.5%
Liabilities in Excess of Other Assets
(2.0)%
-10%
0%
10%
20%
30%
40%
50%
60%

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Asset-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.8%
Sovereign Bonds	4.4%
Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Obligations	14.1%
Corporate Bonds/Notes	25.1%
U.S. Treasury Obligations	49.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® BlackRock Inflation Protected Bond Portfolio

Class ADV: IBRAX

92914C667-SAR

VY® BlackRock Inflation Protected Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IBRIX

This semi-annual shareholder report contains important information about VY® BlackRock Inflation Protected Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$31	0.63%

Fund Statistics

  Total Net Assets$209,026,299
  # of Portfolio Holdings651
  Portfolio Turnover Rate153%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	3.7%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	3.6%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	3.6%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	3.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	3.1%
United States Treasury Inflation Indexed Notes, 2.125%, 04/15/29	3.0%
United States Treasury Inflation Indexed Notes, 0.125%, 07/15/31	2.8%
Uniform Mortgage-Backed Securities, 5.000%, 07/01/54	2.1%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	1.8%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	1.7%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Asset-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.8%
Sovereign Bonds	4.4%
Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Obligations	14.1%
Corporate Bonds/Notes	25.1%
U.S. Treasury Obligations	49.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® BlackRock Inflation Protected Bond Portfolio

Class I: IBRIX

92914C675-SAR

VY® BlackRock Inflation Protected Bond Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IBRSX

This semi-annual shareholder report contains important information about VY® BlackRock Inflation Protected Bond Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.88%

Fund Statistics

  Total Net Assets$209,026,299
  # of Portfolio Holdings651
  Portfolio Turnover Rate153%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

United States Treasury Inflation Indexed Notes, 1.750%, 01/15/34	3.7%
United States Treasury Inflation Indexed Notes, 1.375%, 07/15/33	3.6%
United States Treasury Inflation Indexed Notes, 0.625%, 07/15/32	3.6%
United States Treasury Inflation Indexed Notes, 1.125%, 01/15/33	3.4%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/32	3.1%
United States Treasury Inflation Indexed Notes, 2.125%, 04/15/29	3.0%
United States Treasury Inflation Indexed Notes, 0.125%, 07/15/31	2.8%
Uniform Mortgage-Backed Securities, 5.000%, 07/01/54	2.1%
United States Treasury Inflation Indexed Notes, 0.125%, 01/15/31	1.8%
United States Treasury Inflation Indexed Bonds, 3.875%, 04/15/29	1.7%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(2.0)%
Asset-Backed Securities	1.5%
Collateralized Mortgage Obligations	1.8%
Sovereign Bonds	4.4%
Commercial Mortgage-Backed Securities	5.5%
U.S. Government Agency Obligations	14.1%
Corporate Bonds/Notes	25.1%
U.S. Treasury Obligations	49.2%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® BlackRock Inflation Protected Bond Portfolio

Class S: IBRSX

92914C683-SAR

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ICRNX

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$72	1.48%

Fund Statistics

  Total Net Assets$169,746,520
  # of Portfolio Holdings88
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

REIT Diversification

Value	Value
Retail REITs	26.9%
Industrial REITs	15.6%
Specialized REITs	12.6%
Self-Storage REITs	7.3%
Real Estate Operating Companies	5.1%
Office REITs	5.0%
Multi-Family Residential REITs	4.5%
Health Care REITs	4.5%
Diversified Real Estate Activities	3.9%
Diversified REITs	3.3%
Residential REITs	2.9%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Global Real Estate Portfolio

Class ADV: ICRNX

92914E796-SAR

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IRGIX

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$43	0.88%

Fund Statistics

  Total Net Assets$169,746,520
  # of Portfolio Holdings88
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

REIT Diversification

Value	Value
Retail REITs	26.9%
Industrial REITs	15.6%
Specialized REITs	12.6%
Self-Storage REITs	7.3%
Real Estate Operating Companies	5.1%
Office REITs	5.0%
Multi-Family Residential REITs	4.5%
Health Care REITs	4.5%
Diversified Real Estate Activities	3.9%
Diversified REITs	3.3%
Residential REITs	2.9%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Global Real Estate Portfolio

Class I: IRGIX

92914E812-SAR

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRGTX

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$55	1.13%

Fund Statistics

  Total Net Assets$169,746,520
  # of Portfolio Holdings88
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

REIT Diversification

Value	Value
Retail REITs	26.9%
Industrial REITs	15.6%
Specialized REITs	12.6%
Self-Storage REITs	7.3%
Real Estate Operating Companies	5.1%
Office REITs	5.0%
Multi-Family Residential REITs	4.5%
Health Care REITs	4.5%
Diversified Real Estate Activities	3.9%
Diversified REITs	3.3%
Residential REITs	2.9%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Global Real Estate Portfolio

Class S: IRGTX

92914E838-SAR

VY® CBRE Global Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IRGSX

This semi-annual shareholder report contains important information about VY® CBRE Global Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$62	1.28%

Fund Statistics

  Total Net Assets$169,746,520
  # of Portfolio Holdings88
  Portfolio Turnover Rate41%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	6.7%
Realty Income Corp.	6.4%
Simon Property Group, Inc.	6.1%
Public Storage	4.6%
Welltower, Inc.	3.5%
Sun Communities, Inc.	2.9%
VICI Properties, Inc.	2.8%
AvalonBay Communities, Inc.	2.4%
CubeSmart	2.4%
Prologis, Inc.	2.2%

Country Weightings

Value	Value
Liabilities in Excess of Other Assets	(0.9)%
Belgium	1.2%
Sweden	1.2%
Canada	3.2%
Singapore	3.6%
France	3.6%
United Kingdom	3.8%
Hong Kong	3.8%
Australia	5.2%
Japan	8.4%
United States	63.6%

REIT Diversification

Value	Value
Retail REITs	26.9%
Industrial REITs	15.6%
Specialized REITs	12.6%
Self-Storage REITs	7.3%
Real Estate Operating Companies	5.1%
Office REITs	5.0%
Multi-Family Residential REITs	4.5%
Health Care REITs	4.5%
Diversified Real Estate Activities	3.9%
Diversified REITs	3.3%
Residential REITs	2.9%
Liabilities in Excess of Other Assets	(0.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Global Real Estate Portfolio

Class S2: IRGSX

92914E820-SAR

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ICRPX

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	1.31%

Fund Statistics

  Total Net Assets$170,084,536
  # of Portfolio Holdings45
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Real Estate Portfolio

Class ADV: ICRPX

92914E804-SAR

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IVRIX

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$35	0.71%

Fund Statistics

  Total Net Assets$170,084,536
  # of Portfolio Holdings45
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Real Estate Portfolio

Class I: IVRIX

92914G569-SAR

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IVRSX

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$47	0.96%

Fund Statistics

  Total Net Assets$170,084,536
  # of Portfolio Holdings45
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Real Estate Portfolio

Class S: IVRSX

92914G577-SAR

VY® CBRE Real Estate Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IVRTX

This semi-annual shareholder report contains important information about VY® CBRE Real Estate Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$55	1.11%

Fund Statistics

  Total Net Assets$170,084,536
  # of Portfolio Holdings45
  Portfolio Turnover Rate36%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Equinix, Inc.	9.2%
Realty Income Corp.	7.6%
Prologis, Inc.	5.9%
Public Storage	4.9%
VICI Properties, Inc.	4.9%
Welltower, Inc.	4.8%
AvalonBay Communities, Inc.	4.8%
Simon Property Group, Inc.	4.8%
Rexford Industrial Realty, Inc.	4.2%
Invitation Homes, Inc.	4.1%

REIT Diversification

Value	Value
Retail REITs	24.6%
Specialized REITs	18.5%
Industrial REITs	13.4%
Multi-Family Residential REITs	11.9%
Health Care REITs	8.1%
Self-Storage REITs	7.3%
Hotel & Resort REITs	4.2%
Residential REITs	3.7%
Office REITs	3.0%
Other Specialized REITs	1.7%
Hotels, Resorts & Cruise Lines	1.1%
Liabilities in Excess of Other Assets	(0.7)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® CBRE Real Estate Portfolio

Class S2: IVRTX

92914G551-SAR

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IVGAX

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.21%

Fund Statistics

  Total Net Assets$369,943,224
  # of Portfolio Holdings77
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	21.7%
Industrials	14.3%
Health Care	13.9%
Information Technology	12.7%
Energy	8.9%
Communication Services	6.9%
Consumer Discretionary	5.8%
Consumer Staples	5.1%
Materials	3.3%
Utilities	3.0%
Real Estate	2.0%
Assets in Excess of Other Liabilities	2.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Growth and Income Portfolio

Class ADV: IVGAX

92914G668-SAR

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IVGIX

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$32	0.61%

Fund Statistics

  Total Net Assets$369,943,224
  # of Portfolio Holdings77
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	21.7%
Industrials	14.3%
Health Care	13.9%
Information Technology	12.7%
Energy	8.9%
Communication Services	6.9%
Consumer Discretionary	5.8%
Consumer Staples	5.1%
Materials	3.3%
Utilities	3.0%
Real Estate	2.0%
Assets in Excess of Other Liabilities	2.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Growth and Income Portfolio

Class I: IVGIX

92914G536-SAR

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IVGSX

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.86%

Fund Statistics

  Total Net Assets$369,943,224
  # of Portfolio Holdings77
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	21.7%
Industrials	14.3%
Health Care	13.9%
Information Technology	12.7%
Energy	8.9%
Communication Services	6.9%
Consumer Discretionary	5.8%
Consumer Staples	5.1%
Materials	3.3%
Utilities	3.0%
Real Estate	2.0%
Assets in Excess of Other Liabilities	2.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Growth and Income Portfolio

Class S: IVGSX

92914G544-SAR

VY® Invesco Growth and Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IVITX

This semi-annual shareholder report contains important information about VY® Invesco Growth and Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	1.01%

Fund Statistics

  Total Net Assets$369,943,224
  # of Portfolio Holdings77
  Portfolio Turnover Rate10%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Wells Fargo & Co.	3.4%
Bank of America Corp.	3.4%
Alphabet, Inc. - Class A	2.5%
Exxon Mobil Corp.	2.4%
Amazon.com, Inc.	2.1%
CBRE Group, Inc. - Class A	2.0%
Johnson Controls International PLC	2.0%
Parker-Hannifin Corp.	2.0%
Johnson & Johnson	2.0%
Oracle Corp.	1.9%

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	2.4%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	21.7%
Industrials	14.3%
Health Care	13.9%
Information Technology	12.7%
Energy	8.9%
Communication Services	6.9%
Consumer Discretionary	5.8%
Consumer Staples	5.1%
Materials	3.3%
Utilities	3.0%
Real Estate	2.0%
Assets in Excess of Other Liabilities	2.4%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Invesco Growth and Income Portfolio

Class S2: IVITX

92914G510-SAR

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IJEAX

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$91	1.79%

Fund Statistics

  Total Net Assets$287,718,663
  # of Portfolio Holdings78
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Sector Allocation

Value	Value
Information Technology	29.3%
Financials	22.5%
Consumer Discretionary	14.3%
Consumer Staples	11.2%
Communication Services	8.6%
Industrials	7.2%
Materials	3.4%
Health Care	1.5%
Energy	1.1%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Emerging Markets Equity Portfolio

Class ADV: IJEAX

92914E861-SAR

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IJEMX

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$60	1.19%

Fund Statistics

  Total Net Assets$287,718,663
  # of Portfolio Holdings78
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Sector Allocation

Value	Value
Information Technology	29.3%
Financials	22.5%
Consumer Discretionary	14.3%
Consumer Staples	11.2%
Communication Services	8.6%
Industrials	7.2%
Materials	3.4%
Health Care	1.5%
Energy	1.1%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Emerging Markets Equity Portfolio

Class I: IJEMX

92914F660-SAR

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IJPIX

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$73	1.44%

Fund Statistics

  Total Net Assets$287,718,663
  # of Portfolio Holdings78
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Sector Allocation

Value	Value
Information Technology	29.3%
Financials	22.5%
Consumer Discretionary	14.3%
Consumer Staples	11.2%
Communication Services	8.6%
Industrials	7.2%
Materials	3.4%
Health Care	1.5%
Energy	1.1%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Emerging Markets Equity Portfolio

Class S: IJPIX

92914F678-SAR

VY® JPMorgan Emerging Markets Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IJPTX

This semi-annual shareholder report contains important information about VY® JPMorgan Emerging Markets Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$81	1.59%

Fund Statistics

  Total Net Assets$287,718,663
  # of Portfolio Holdings78
  Portfolio Turnover Rate19%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	11.9%
Tencent Holdings Ltd.	5.8%
Samsung Electronics Co. Ltd.	5.5%
NU Holdings Ltd./Cayman Islands - Class A	2.8%
SK hynix, Inc.	2.7%
MercadoLibre, Inc.	2.7%
Kia Corp.	2.2%
Banco Bilbao Vizcaya Argentaria SA	2.2%
HDFC Bank Ltd.	2.0%
Bajaj Finance Ltd.	1.7%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.3%
Hong Kong	2.3%
Indonesia	3.0%
Uruguay	3.2%
South Africa	3.5%
Mexico	3.9%
Turkey	3.9%
Brazil	7.6%
South Korea	10.4%
India	14.9%
Taiwan	17.8%
China	21.8%

Sector Allocation

Value	Value
Information Technology	29.3%
Financials	22.5%
Consumer Discretionary	14.3%
Consumer Staples	11.2%
Communication Services	8.6%
Industrials	7.2%
Materials	3.4%
Health Care	1.5%
Energy	1.1%
Short-Term Investments	0.6%
Assets in Excess of Other Liabilities	0.3%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Emerging Markets Equity Portfolio

Class S2: IJPTX

92914F652-SAR

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IJSAX

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$75	1.48%

Fund Statistics

  Total Net Assets$428,835,234
  # of Portfolio Holdings583
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.4%
Financials	16.4%
Information Technology	13.6%
Health Care	12.7%
Consumer Discretionary	9.6%
Real Estate	6.0%
Consumer Staples	5.2%
Materials	4.9%
Energy	4.4%
Utilities	2.1%
Communication Services	1.1%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Small Cap Core Equity Portfolio

Class ADV: IJSAX

92914G627-SAR

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: IJSIX

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$45	0.88%

Fund Statistics

  Total Net Assets$428,835,234
  # of Portfolio Holdings583
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.4%
Financials	16.4%
Information Technology	13.6%
Health Care	12.7%
Consumer Discretionary	9.6%
Real Estate	6.0%
Consumer Staples	5.2%
Materials	4.9%
Energy	4.4%
Utilities	2.1%
Communication Services	1.1%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Small Cap Core Equity Portfolio

Class I: IJSIX

92914F769-SAR

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VPRSX

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$45	0.88%

Fund Statistics

  Total Net Assets$428,835,234
  # of Portfolio Holdings583
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.4%
Financials	16.4%
Information Technology	13.6%
Health Care	12.7%
Consumer Discretionary	9.6%
Real Estate	6.0%
Consumer Staples	5.2%
Materials	4.9%
Energy	4.4%
Utilities	2.1%
Communication Services	1.1%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Small Cap Core Equity Portfolio

Class R6: VPRSX

92914G387-SAR

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IJSSX

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$57	1.13%

Fund Statistics

  Total Net Assets$428,835,234
  # of Portfolio Holdings583
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.4%
Financials	16.4%
Information Technology	13.6%
Health Care	12.7%
Consumer Discretionary	9.6%
Real Estate	6.0%
Consumer Staples	5.2%
Materials	4.9%
Energy	4.4%
Utilities	2.1%
Communication Services	1.1%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Small Cap Core Equity Portfolio

Class S: IJSSX

92914F777-SAR

VY® JPMorgan Small Cap Core Equity Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IJSTX

This semi-annual shareholder report contains important information about VY® JPMorgan Small Cap Core Equity Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$65	1.28%

Fund Statistics

  Total Net Assets$428,835,234
  # of Portfolio Holdings583
  Portfolio Turnover Rate25%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

WillScot Mobile Mini Holdings Corp.	0.9%
Applied Industrial Technologies, Inc.	0.9%
SM Energy Co.	0.8%
Portland General Electric Co.	0.8%
Fannie Mae	0.8%
HealthEquity, Inc.	0.8%
MACOM Technology Solutions Holdings, Inc.	0.8%
MSA Safety, Inc.	0.8%
Encompass Health Corp.	0.8%
Ryman Hospitality Properties, Inc.	0.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.6)%
Short-Term Investments	4.2%
Common Stock	97.4%

Sector Allocation

Value	Value
Industrials	21.4%
Financials	16.4%
Information Technology	13.6%
Health Care	12.7%
Consumer Discretionary	9.6%
Real Estate	6.0%
Consumer Staples	5.2%
Materials	4.9%
Energy	4.4%
Utilities	2.1%
Communication Services	1.1%
Liabilities in Excess of Other Assets	(1.6)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® JPMorgan Small Cap Core Equity Portfolio

Class S2: IJSTX

92914F751-SAR

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: IGFAX

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$79	1.56%

Fund Statistics

  Total Net Assets$299,045,559
  # of Portfolio Holdings41
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Consumer Staples	19.0%
Health Care	18.0%
Financials	13.9%
Industrials	12.3%
Consumer Discretionary	1.3%
Communication Services	0.9%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Morgan Stanley Global Franchise Portfolio

Class ADV: IGFAX

92914E887-SAR

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VPRDX

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$48	0.96%

Fund Statistics

  Total Net Assets$299,045,559
  # of Portfolio Holdings41
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Consumer Staples	19.0%
Health Care	18.0%
Financials	13.9%
Industrials	12.3%
Consumer Discretionary	1.3%
Communication Services	0.9%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Morgan Stanley Global Franchise Portfolio

Class R6: VPRDX

92914G379-SAR

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IVGTX

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$61	1.21%

Fund Statistics

  Total Net Assets$299,045,559
  # of Portfolio Holdings41
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Consumer Staples	19.0%
Health Care	18.0%
Financials	13.9%
Industrials	12.3%
Consumer Discretionary	1.3%
Communication Services	0.9%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Morgan Stanley Global Franchise Portfolio

Class S: IVGTX

92914G494-SAR

VY® Morgan Stanley Global Franchise Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: IGFSX

This semi-annual shareholder report contains important information about VY® Morgan Stanley Global Franchise Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$69	1.36%

Fund Statistics

  Total Net Assets$299,045,559
  # of Portfolio Holdings41
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	8.7%
SAP SE	6.7%
Visa, Inc. - Class A	5.8%
Accenture PLC - Class A	5.0%
Intercontinental Exchange, Inc.	4.4%
UnitedHealth Group, Inc.	3.7%
Thermo Fisher Scientific, Inc.	3.4%
Becton Dickinson and Co.	3.3%
Aon PLC - Class A	3.3%
RELX PLC - GBP	3.2%

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.1%
Italy	0.2%
Netherlands	1.3%
France	5.0%
Germany	6.7%
Ireland	6.8%
United Kingdom	8.5%
United States	70.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Consumer Staples	19.0%
Health Care	18.0%
Financials	13.9%
Industrials	12.3%
Consumer Discretionary	1.3%
Communication Services	0.9%
Short-Term Investments	0.9%
Assets in Excess of Other Liabilities	1.1%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® Morgan Stanley Global Franchise Portfolio

Class S2: IGFSX

92914G486-SAR

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ITRAX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$64	1.24%

Fund Statistics

  Total Net Assets$8,378,067,146
  # of Portfolio Holdings245
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Investment Type Allocation

Common Stock
63.6%
Corporate Bonds/Notes
11.2%
U.S. Treasury Obligations
10.9%
Bank Loans
9.8%
Preferred Stock
0.5%
Asset-Backed Securities
0.1%
Liabilities in Excess of Other Assets
(1.0)%
-10%
0%
10%
20%
30%
40%
50%
60%
70%

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Capital Appreciation Portfolio

Class ADV: ITRAX

92914G619-SAR

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ITRIX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$33	0.64%

Fund Statistics

  Total Net Assets$8,378,067,146
  # of Portfolio Holdings245
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Capital Appreciation Portfolio

Class I: ITRIX

92914G791-SAR

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class R6: VPRAX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class R6	$33	0.64%

Fund Statistics

  Total Net Assets$8,378,067,146
  # of Portfolio Holdings245
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Capital Appreciation Portfolio

Class R6: VPRAX

92914G361-SAR

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: ITCSX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$46	0.89%

Fund Statistics

  Total Net Assets$8,378,067,146
  # of Portfolio Holdings245
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Capital Appreciation Portfolio

Class S: ITCSX

92914G692-SAR

VY® T. Rowe Price Capital Appreciation Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ITCTX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Capital Appreciation Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$53	1.04%

Fund Statistics

  Total Net Assets$8,378,067,146
  # of Portfolio Holdings245
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Microsoft Corp.	5.4%
United States Treasury Notes, 4.500%, 11/15/33	3.7%
United States Treasury Notes, 4.000%, 02/15/34	3.5%
Amazon.com, Inc.	2.7%
Alphabet, Inc. - Class A	2.7%
NVIDIA Corp.	2.6%
UnitedHealth Group, Inc.	2.6%
Danaher Corp.	2.1%
United States Treasury Notes, 4.375%, 05/15/34	2.0%
Intuit, Inc.	2.0%

Investment Type Allocation

Value	Value
Liabilities in Excess of Other Assets	(1.0)%
Asset-Backed Securities	0.1%
Preferred Stock	0.5%
Bank Loans	9.8%
U.S. Treasury Obligations	10.9%
Corporate Bonds/Notes	11.2%
Common Stock	63.6%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Capital Appreciation Portfolio

Class S2: ITCTX

92914G858-SAR

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class ADV: ITEAX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class ADV	$62	1.21%

Fund Statistics

  Total Net Assets$345,562,384
  # of Portfolio Holdings120
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	21.5%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	8.9%
Consumer Staples	8.2%
Utilities	6.0%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.4%
Materials	2.9%
Liabilities in Excess of Other Assets	(1.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Equity Income Portfolio

Class ADV: ITEAX

92914G650-SAR

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class I: ITEIX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class I	$32	0.61%

Fund Statistics

  Total Net Assets$345,562,384
  # of Portfolio Holdings120
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	21.5%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	8.9%
Consumer Staples	8.2%
Utilities	6.0%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.4%
Materials	2.9%
Liabilities in Excess of Other Assets	(1.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Equity Income Portfolio

Class I: ITEIX

92914G528-SAR

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S: IRPSX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S	$44	0.86%

Fund Statistics

  Total Net Assets$345,562,384
  # of Portfolio Holdings120
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	21.5%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	8.9%
Consumer Staples	8.2%
Utilities	6.0%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.4%
Materials	2.9%
Liabilities in Excess of Other Assets	(1.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Equity Income Portfolio

Class S: IRPSX

92914G478-SAR

VY® T. Rowe Price Equity Income Portfolio

Semi-Annual Shareholder Report

                   June 30, 2024

Class S2: ITETX

This semi-annual shareholder report contains important information about VY® T. Rowe Price Equity Income Portfolio for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://individuals.voya.com/product/mutual-fund/prospectuses-reports. You can also request this information by contacting us at 1-800-992-0180.

What were the Fund’s costs for the last period?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment
Class S2	$52	1.01%

Fund Statistics

  Total Net Assets$345,562,384
  # of Portfolio Holdings120
  Portfolio Turnover Rate12%

What did the Fund invest in?

The tables below reflect the investment makeup of the Fund, excluding derivatives unless otherwise noted, shown as percentage of Fund net assets. Portfolio holdings are subject to change daily.

Top 10 Holdings

Elevance Health, Inc.	2.7%
Qualcomm, Inc.	2.4%
Wells Fargo & Co.	2.3%
TotalEnergies SE	2.3%
Southern Co.	2.2%
News Corp. - Class A	2.2%
Chubb Ltd.	2.0%
American International Group, Inc.	1.9%
MetLife, Inc.	1.8%
L3Harris Technologies, Inc.	1.8%

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(1.9)%
Short-Term Investments	3.3%
Preferred Stock	0.6%
Common Stock	98.0%

Sector Allocation

Value	Value
Financials	21.5%
Health Care	16.5%
Industrials	12.5%
Information Technology	10.1%
Energy	8.9%
Consumer Staples	8.2%
Utilities	6.0%
Communication Services	4.5%
Real Estate	4.1%
Consumer Discretionary	3.4%
Materials	2.9%
Liabilities in Excess of Other Assets	(1.9)%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings & proxy voting, scan the below QR code, visit https://individuals.voya.com/product/mutual-fund/prospectuses-reports or call us at 1-800-992-0180.

VY® T. Rowe Price Equity Income Portfolio

Class S2: ITETX

92914G593-SAR

(b)       Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

(a)       Schedule is included as part of the report to shareholders filed under Item 7 of this Form.

(b)       Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The semi-annual financial statements, the Financial Highlights, and the Items 8-11 are attached herewith.

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Government Liquid Assets Portfolio	■	VY® Morgan Stanley Global Franchise Portfolio
■	VY® CBRE Global Real Estate Portfolio	■	VY® T. Rowe Price Capital Appreciation Portfolio
■	VY® Invesco Growth and Income Portfolio	■	VY® T. Rowe Price Equity Income Portfolio
■	VY® JPMorgan Emerging Markets Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

E-Delivery Sign-up – details inside

INVESTMENT MANAGEMENT
voyainvestments.com

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Sign up now for on-line prospectuses, tailored shareholder reports, and proxy statements.

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You will be notified by e-mail when these communications become available on the internet.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month year ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180. Voya Government Liquid Assets Portfolio does not file on Form N-PORT.

The Voya Government Liquid Assets Portfolio files its complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Portfolio’s Form N-MFP is available on the SEC’s website at www.sec.gov or the monthly schedule of portfolio holdings are also available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$–	$168,792,627	$361,078,216	$285,302,980
Short-term investments at fair value†	–	2,489,724	–	1,595,981
Short-term investments at amortized cost	802,470,629	–	–	–
Repurchase agreements	233,395,000	–	–	–
Cash	48,618	–	40,118	253,972
Foreign currencies at value‡	–	–	37,804	570,843
Receivables:
Investment securities and currencies sold	106,707,218	–	19,023,792	2,529,474
Fund shares sold	–	100,031	75,282	39,588
Dividends	–	556,385	464,427	589,289
Interest	3,046,983	–	–	–
Foreign tax reclaims	–	224,365	51,277	89,400
Unrealized appreciation on forward foreign currency contracts	–	–	90,164	–
Prepaid expenses	–	722	–	–
Reimbursement due from Investment Adviser	–	9,033	–	20,616
Other assets	–	13,182	24,866	26,564
Total assets	1,145,668,448	172,186,069	380,885,946	291,018,707

LIABILITIES:
Income distribution payable	4,181,684	–	–	–
Payable for investment securities and currencies purchased	71,389,020	–	1,613,039	960,944
Payable for fund shares redeemed	–	137,510	171,927	253,265
Payable upon receipt of securities loaned	–	2,058,636	–	1,120,286
Unrealized depreciation on forward foreign currency contracts	–	–	18,869	–
Payable for unified fees	240,610	–	188,991	291,650
Payable for investment management fees	–	125,521	–	–
Payable for distribution and shareholder service fees	291,450	15,982	75,030	57,233
Payable to trustees under the deferred compensation plan (Note 6)	–	13,182	24,866	26,564
Payable for trustee fees	17,701	–	–	–
Payable for foreign capital gains tax	–	–	–	590,102
Payable for borrowings against line of credit (Note 8)	–	–	8,850,000	–
Other accrued expenses and liabilities	–	88,718	–	–
Total liabilities	76,120,465	2,439,549	10,942,722	3,300,044
NET ASSETS	$1,069,547,983	$169,746,520	$369,943,224	$287,718,663

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,069,780,798	$155,570,422	$236,349,143	$252,915,102
Total distributable earnings (loss)	(232,815)	14,176,098	133,594,081	34,803,561
NET ASSETS	$1,069,547,983	$169,746,520	$369,943,224	$287,718,663

+ Including securities loaned at value	$—	$1,954,918	$—	$1,590,834
* Cost of investments in securities	$—	$152,172,909	$294,132,776	$234,872,101
† Cost of short-term investments	$—	$2,489,724	$—	$1,595,981
‡ Cost of foreign currencies	$—	$—	$38,274	$571,017

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)(continued)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
Net assets	n/a	$9,383,368	$14,653,455	$36,579,978
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	980,261	639,549	3,124,260
Net asset value and redemption price per share	n/a	$9.57	$22.91	$11.71

Class I
Net assets	$80,002,349	$105,438,679	$48,877,418	$62,233,016
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	80,015,809	10,661,631	2,097,551	4,728,821
Net asset value and redemption price per share	$1.00	$9.89	$23.30	$13.16

Class S
Net assets	$260,279,426	$54,351,241	$285,829,159	$184,091,601
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	260,323,509	5,524,431	12,067,940	14,263,952
Net asset value and redemption price per share	$1.00	$9.84	$23.69	$12.91

Class S2
Net assets	$729,266,208	$573,232	$20,583,192	$4,814,068
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	729,389,204	57,672	881,798	382,718
Net asset value and redemption price per share	$1.00	$9.94	$23.34	$12.58

See Accompanying Notes to Financial Statements

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
ASSETS:
Investments in securities at fair value+*	$293,170,691	$8,050,437,160	$340,896,321
Short-term investments at fair value†	2,704,427	408,247,716	11,312,459
Cash	–	16,873,180	2,152,168
Foreign currencies at value‡	1,945,873	2,560,382	43,804
Receivables:
Investment securities and currencies sold	4,214,327	34,823,125	7,265,784
Fund shares sold	247,008	808,686	214,088
Dividends	283,683	3,765,767	580,032
Interest	–	25,495,673	4,144
Foreign tax reclaims	157,596	258,146	283,986
Other assets	18,267	266,829	43,244
Total assets	302,741,872	8,543,536,664	362,796,030

LIABILITIES:
Payable for investment securities and currencies purchased	3,139,900	59,040,373	6,957,250
Payable for fund shares redeemed	209,619	2,405,252	20,938
Payable upon receipt of securities loaned	–	75,347,317	9,957,255
Payable for unified fees	235,274	4,320,815	170,455
Payable for distribution and shareholder service fees	93,253	1,765,166	84,504
Payable to trustees under the deferred compensation plan (Note 6)	18,267	266,829	43,244
Written options, at fair value^	–	22,323,766	–
Total liabilities	3,696,313	165,469,518	17,233,646
NET ASSETS	$299,045,559	$8,378,067,146	$345,562,384

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$174,701,852	$6,911,655,965	$232,924,203
Total distributable earnings	124,343,707	1,466,411,181	112,638,181
NET ASSETS	$299,045,559	$8,378,067,146	$345,562,384
+ Including securities loaned at value	$—	$73,348,449	$9,716,724
* Cost of investments in securities	$218,958,876	$7,069,349,172	$263,293,631
† Cost of short-term investments	$2,704,427	$408,247,716	$11,312,459
‡ Cost of foreign currencies	$1,956,263	$2,594,852	$93,674
^ Premiums received on written options	$—	$21,642,373	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)(continued)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
Class ADV
Net assets	$98,956,881	$1,942,950,832	$59,948,838
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,822,260	75,235,269	5,744,256
Net asset value and redemption price per share	$14.51	$25.83	$10.44

Class I
Net assets	n/a	$1,813,043,357	$64,528,632
Shares authorized	n/a	unlimited	unlimited
Par value	n/a	$0.001	$0.001
Shares outstanding	n/a	64,916,320	5,961,953
Net asset value and redemption price per share	n/a	$27.93	$10.82

Class R6
Net assets	$1,473,422	$648,235,776	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$0.001	$0.001	n/a
Shares outstanding	90,519	23,188,545	n/a
Net asset value and redemption price per share	$16.28	$27.96	n/a

Class S
Net assets	$171,934,942	$3,916,564,729	$143,552,968
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	10,531,328	140,440,717	13,024,096
Net asset value and redemption price per share	$16.33	$27.89	$11.02

Class S2
Net assets	$26,680,314	$57,272,452	$77,531,946
Shares authorized	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001
Shares outstanding	1,659,188	2,090,818	7,316,292
Net asset value and redemption price per share	$16.08	$27.39	$10.60

See Accompanying Notes to Financial Statements

6

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Government Liquid Assets Portfolio	VY® CBRE Global Real Estate Portfolio	VY® Invesco Growth and Income Portfolio	VY® JPMorgan Emerging Markets Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$46,672	$3,517,629	$4,340,041	$4,026,318
Interest	28,156,140	86	43	—
Securities lending income, net	—	7,198	1,112	6,516
Other	3,320	546	1,214	528
Total investment income	28,206,132	3,525,459	4,342,410	4,033,362
EXPENSES:
Investment management fees	—	778,388	—	—
Unified fees	1,445,592	—	1,228,245	1,792,818
Distribution and shareholder service fees:
Class ADV	—	29,103	44,261	107,872
Class S	334,454	70,452	380,217	231,553
Class S2	1,412,696	1,230	41,398	9,708
Transfer agent fees:
Class ADV	—	5,336	—	—
Class I	—	58,518	—	—
Class S	—	30,992	—	—
Class S2	—	337	—	—
Shareholder reporting expense	—	4,540	—	—
Professional fees	—	5,450	—	—
Custody and accounting expense	—	30,795	—	—
Trustee fees and expenses	23,620	2,002	13,693	10,512
Miscellaneous expense	—	8,445	—	—
Interest expense	—	415	—	716
Total expenses	3,216,362	1,026,003	1,707,814	2,153,179
Waived and reimbursed fees	—	(163,630)	(58,106)	(95,565)
Net expenses	3,216,362	862,373	1,649,708	2,057,614
Net investment income	24,989,770	2,663,086	2,692,702	1,975,748
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(56,394)	791,352	19,997,658	11,745,988
Forward foreign currency contracts	—	5,732	124,364	—
Foreign currency related transactions	—	(39,762)	1,524	(7,702)
Net realized gain (loss)	(56,394)	757,322	20,123,546	11,738,286
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	—	(10,386,842)	5,648,079	(448,666)
Forward foreign currency contracts	—	22	160,907	—
Foreign currency related transactions	—	(2,652)	(2,928)	(2,334)
Net change in unrealized appreciation (depreciation)	—	(10,389,472)	5,806,058	(451,000)
Net realized and unrealized gain (loss)	(56,394)	(9,632,150)	25,929,604	11,287,286
Increase (decrease) in net assets resulting from operations	$24,933,376	$(6,969,064)	$28,622,306	$13,263,034
* Foreign taxes withheld	$—	$160,767	$59,264	$533,804
^ Foreign capital gains taxes withheld	$—	$—	$—	$336,937
# Change in foreign capital gains taxes accrued	$—	$—	$—	$422,843

See Accompanying Notes to Financial Statements

7

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	VY® Morgan Stanley Global Franchise Portfolio	VY® T. Rowe Price Capital Appreciation Portfolio	VY® T. Rowe Price Equity Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,541,180	$41,077,824	$4,654,246
Interest, net of foreign taxes withheld*	5,275	85,453,808	48,493
Securities lending income, net	—	117,907	28,705
Other	990	25,615	1,054
Total investment income	2,547,445	126,675,154	4,732,498
EXPENSES:
Unified fees	1,520,650	25,999,022	1,075,833
Distribution and shareholder service fees:
Class ADV	307,164	5,612,924	175,993
Class S	223,482	4,860,631	175,609
Class S2	55,160	113,728	153,243
Trustee fees and expenses	11,390	267,918	12,018
Total expenses	2,117,846	36,854,223	1,592,696
Waived and reimbursed fees	(40,339)	—	(50,911)
Net expenses	2,077,507	36,854,223	1,541,785
Net investment income	469,938	89,820,931	3,190,713
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	20,539,699	318,642,916	16,091,388
Foreign currency related transactions	(9,792)	5,429	(844)
Written options	—	18,100,964	—
Net realized gain	20,529,907	336,749,309	16,090,544
Net change in unrealized appreciation (depreciation) on:
Investments	(12,538,424)	133,912,440	5,859,745
Foreign currency related transactions	(17,244)	(49,117)	(449)
Written options	—	(7,873,127)	—
Net change in unrealized appreciation (depreciation)	(12,555,668)	125,990,196	5,859,296
Net realized and unrealized gain	7,974,239	462,739,505	21,949,840
Increase in net assets resulting from operations	$8,444,177	$552,560,436	$25,140,553
* Foreign taxes withheld	$64,232	$490,296	$113,464

See Accompanying Notes to Financial Statements

8

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Liquid Assets Portfolio		VY® CBRE Global Real Estate Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$24,989,770	$45,000,362	$2,663,086	$4,289,100
Net realized gain (loss)	(56,394)	53,236	757,322	(3,718,331)
Net change in unrealized appreciation (depreciation)	—	—	(10,389,472)	19,463,954
Increase (decrease) in net assets resulting from operations	24,933,376	45,053,598	(6,969,064)	20,034,723

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(251,950)
Class I	(1,945,087)	(3,650,543)	—	(3,273,877)
Class S	(6,476,107)	(13,597,510)	—	(1,704,362)
Class S2	(16,567,640)	(27,752,309)	—	(18,087)
Total distributions	(24,988,834)	(45,000,362)	—	(5,248,276)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	108,817,256	247,135,641	9,298,608	32,343,004
Reinvestment of distributions	20,807,152	45,000,362	—	5,248,276
	129,624,408	292,136,003	9,298,608	37,591,280
Cost of shares redeemed	(114,516,881)	(246,963,743)	(14,403,103)	(36,127,562)
Net increase (decrease) in net assets resulting from capital share transactions	15,107,527	45,172,260	(5,104,495)	1,463,718
Net increase (decrease) in net assets	15,052,069	45,225,496	(12,073,559)	16,250,165

NET ASSETS:
Beginning of year or period	1,054,495,914	1,009,270,418	181,820,079	165,569,914
End of year or period	$1,069,547,983	$1,054,495,914	$169,746,520	$181,820,079

See Accompanying Notes to Financial Statements

9

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Invesco Growth and Income Portfolio		VY® JPMorgan Emerging Markets Equity Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$2,692,702	$5,309,726	$1,975,748	$920,539
Net realized gain (loss)	20,123,546	40,311,386	11,738,286	(4,155,616)
Net change in unrealized appreciation (depreciation)	5,806,058	(1,914,817)	(451,000)	21,951,246
Increase in net assets resulting from operations	28,622,306	43,706,295	13,263,034	18,716,169

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,237,242)	—	(580,846)
Class I	—	(3,846,288)	—	(1,166,409)
Class S	—	(25,881,580)	—	(3,380,473)
Class S2	—	(1,705,679)	—	(87,595)
Total distributions	—	(32,670,789)	—	(5,215,323)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,652,820	11,702,617	6,039,415	18,016,753
Reinvestment of distributions	—	32,670,789	—	5,215,323
	5,652,820	44,373,406	6,039,415	23,232,076
Cost of shares redeemed	(46,433,173)	(71,879,691)	(27,139,181)	(50,100,439)
Net decrease in net assets resulting from capital share transactions	(40,780,353)	(27,506,285)	(21,099,766)	(26,868,363)
Net decrease in net assets	(12,158,047)	(16,470,779)	(7,836,732)	(13,367,517)

NET ASSETS:
Beginning of year or period	382,101,271	398,572,050	295,555,395	308,922,912
End of year or period	$369,943,224	$382,101,271	$287,718,663	$295,555,395

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	VY® Morgan Stanley Global Franchise Portfolio		VY® T. Rowe Price Capital Appreciation Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$469,938	$1,346,434	$89,820,931	$169,443,846
Net realized gain	20,529,907	28,793,480	336,749,309	61,587,734
Net change in unrealized appreciation (depreciation)	(12,555,668)	16,829,002	125,990,196	1,083,539,413
Increase in net assets resulting from operations	8,444,177	46,968,916	552,560,436	1,314,570,993
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(9,149,843)	—	(192,154,436)
Class I	—	—	—	(194,300,449)
Class R6	—	(127,232)	—	(69,715,154)
Class S	—	(15,257,667)	—	(453,336,682)
Class S2	—	(2,291,475)	—	(6,949,364)
Total distributions	—	(26,826,217)	—	(916,456,085)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,346,436	3,993,310	148,909,631	287,603,915
Reinvestment of distributions	—	26,826,217	—	916,456,085
	1,346,436	30,819,527	148,909,631	1,204,060,000
Cost of shares redeemed	(29,378,191)	(51,013,496)	(453,966,779)	(843,359,570)
Net increase (decrease) in net assets resulting from capital share transactions	(28,031,755)	(20,193,969)	(305,057,148)	360,700,430
Net increase (decrease) in net assets	(19,587,578)	(51,270)	247,503,288	758,815,338

NET ASSETS:
Beginning of year or period	318,633,137	318,684,407	8,130,563,858	7,371,748,520
End of year or period	$299,045,559	$318,633,137	$8,378,067,146	$8,130,563,858

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	VY® T. Rowe Price Equity Income Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$3,190,713	$6,354,086
Net realized gain	16,090,544	16,326,567
Net change in unrealized appreciation (depreciation)	5,859,296	5,868,723
Increase in net assets resulting from operations	25,140,553	28,549,376
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(4,559,298)
Class I	—	(4,910,460)
Class S	—	(10,576,103)
Class S2	—	(5,774,659)
Total distributions	—	(25,820,520)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,031,703	10,273,195
Reinvestment of distributions	—	25,820,520
	6,031,703	36,093,715
Cost of shares redeemed	(18,620,768)	(51,551,951)
Net decrease in net assets resulting from capital share transactions	(12,589,065)	(15,458,236)
Net increase (decrease) in net assets	12,551,488	(12,729,380)
NET ASSETS:
Beginning of year or period	333,010,896	345,740,276
End of year or period	$345,562,384	$333,010,896

See Accompanying Notes to Financial Statements

12

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations					Less Distributions										Ratios to average net assets					Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations	From net investment income		From net realized gains		From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)	($)		($)		($)	($)		($)	($)	(%)	(%)	(%)	(%)	(%)		($000’s)	(%)

Voya Government Liquid Assets Portfolio
Class I
06-30-24+	1.00	0.03	•	—		0.03	0.03		—		—	0.03		—	1.00	2.56	0.28	0.28	0.28	5.09		80,002	—
12-31-23	1.00	0.05	•	0.00	*	0.05	0.05		—		—	0.05		—	1.00	4.93	0.28	0.28	0.28	4.82		75,141	—
12-31-22	1.00	0.02	•	0.00	*	0.02	0.02		—		—	0.02		—	1.00	1.51	0.28	0.24	0.24	1.65		77,571	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.28	0.05	0.05	0.00	*	50,337	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.30	0.28	0.17	0.17	0.23		64,002	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	2.01	0.29	0.29	0.29	1.93		52,515	—
Class S
06-30-24+	1.00	0.02	•	—		0.02	0.02		—		—	0.02		—	1.00	2.43	0.53	0.53	0.53	4.84		260,279	—
12-31-23	1.00	0.05	•	0.00	*	0.05	0.05		—		—	0.05		—	1.00	4.68	0.53	0.53	0.53	4.56		280,488	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01		—		—	0.01		—	1.00	1.34	0.53	0.40	0.40	1.34		322,096	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.53	0.05	0.05	0.00	*	320,548	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.24	0.53	0.21	0.21	0.17		375,267	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.75	0.54	0.54	0.54	1.68		314,786	—
Class S2
06-30-24+	1.00	0.02	•	—		0.02	0.02		—		—	0.02		—	1.00	2.35	0.68	0.68	0.68	4.69		729,266	—
12-31-23	1.00	0.04	•	0.00	*	0.04	0.04		—		—	0.04		—	1.00	4.52	0.68	0.68	0.68	4.44		698,867	—
12-31-22	1.00	0.01	•	0.00	*	0.01	0.01		—		—	0.01		—	1.00	1.24	0.68	0.52	0.52	1.37		609,604	—
12-31-21	1.00	—	•	0.00	*	0.00 *	—		0.00	*	—	0.00	*	—	1.00	0.03	0.68	0.05	0.05	0.00	*	437,744	—
12-31-20	1.00	0.00	*	0.00	*	0.00 *	0.00	*	0.00	*	—	0.00	*	—	1.00	0.21	0.68	0.23	0.23	0.13		527,457	—
12-31-19	1.00	0.02		0.00	*	0.02	0.02		0.00	*	—	0.02		—	1.00	1.60	0.69	0.69	0.69	1.52		359,294	—
VY® CBRE Global Real Estate Portfolio
Class ADV
06-30-24+	9.98	0.12	•	(0.53)		(0.41)	—		—		—	—		—	9.57	(4.11)	1.67	1.48	1.48	2.57		9,383	41
12-31-23	9.13	0.19	•	0.89		1.08	0.13		0.10		—	0.23		—	9.98	11.97	1.69	1.47	1.47	2.01		10,511	95
12-31-22	13.38	0.17	•	(3.54)		(3.37)	0.29		0.59		—	0.88		—	9.13	(25.39)	1.68	1.47	1.47	1.55		10,401	91
12-31-21	10.26	0.17	•	3.24		3.41	0.29		—		—	0.29		—	13.38	33.56	1.66	1.47	1.47	1.48		16,348	74
12-31-20	12.77	0.15	•	(1.11)		(0.96)	0.60		0.95		—	1.55		—	10.26	(5.37)	1.68	1.47	1.47	1.47		14,367	97
12-31-19	10.53	0.17	•	2.34		2.51	0.27		—		—	0.27		—	12.77	23.99	1.62	1.49	1.49	1.40		17,308	77
Class I
06-30-24+	10.28	0.16	•	(0.55)		(0.39)	—		—		—	—		—	9.89	(3.79)	1.07	0.88	0.88	3.21		105,439	41
12-31-23	9.41	0.25	•	0.92		1.17	0.20		0.10		—	0.30		—	10.28	12.59	1.09	0.87	0.87	2.65		109,276	95
12-31-22	13.79	0.24	•	(3.65)		(3.41)	0.38		0.59		—	0.97		—	9.41	(24.95)	1.08	0.87	0.87	2.19		92,596	91
12-31-21	10.55	0.25	•	3.35		3.60	0.36		—		—	0.36		—	13.79	34.47	1.06	0.87	0.87	2.09		122,954	74
12-31-20	13.11	0.28		(1.21)		(0.93)	0.68		0.95		—	1.63		—	10.55	(4.83)	1.08	0.87	0.87	2.09		96,799	97
12-31-19	10.81	0.25	•	2.41		2.66	0.36		—		—	0.36		—	13.11	24.74	1.02	0.89	0.89	2.02		119,642	77
Class S
06-30-24+	10.24	0.14	•	(0.54)		(0.40)	—		—		—	—		—	9.84	(3.91)	1.32	1.13	1.13	2.93		54,351	41
12-31-23	9.37	0.22	•	0.92		1.14	0.17		0.10		—	0.27		—	10.24	12.33	1.34	1.12	1.12	2.36		61,362	95
12-31-22	13.72	0.21	•	(3.63)		(3.42)	0.34		0.59		—	0.93		—	9.37	(25.12)	1.33	1.12	1.12	1.90		61,861	91
12-31-21	10.50	0.22	•	3.33		3.55	0.33		—		—	0.33		—	13.72	34.14	1.31	1.12	1.12	1.83		94,359	74
12-31-20	13.04	0.22		(1.16)		(0.94)	0.65		0.95		—	1.60		—	10.50	(5.04)	1.33	1.12	1.12	1.85		81,568	97
12-31-19	10.76	0.22	•	2.39		2.61	0.33		—		—	0.33		—	13.04	24.35	1.27	1.14	1.14	1.76		96,519	77
Class S2
06-30-24+	10.35	0.14	•	(0.55)		(0.41)	—		—		—	—		—	9.94	(3.96)	1.47	1.28	1.28	2.77		573	41
12-31-23	9.47	0.21	•	0.92		1.13	0.15		0.10		—	0.25		—	10.35	12.11	1.49	1.27	1.27	2.21		670	95
12-31-22	13.86	0.20	•	(3.67)		(3.47)	0.33		0.59		—	0.92		—	9.47	(25.25)	1.48	1.27	1.27	1.77		712	91
12-31-21	10.61	0.21	•	3.35		3.56	0.31		—		—	0.31		—	13.86	33.90	1.46	1.27	1.27	1.70		1,016	74
12-31-20	13.15	0.20		(1.17)		(0.97)	0.62		0.95		—	1.57		—	10.61	(5.19)	1.48	1.27	1.27	1.76		796	97

See Accompanying Notes to Financial Statements

13

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® CBRE Global Real Estate Portfolio (continued)
Class S2 (continued)
12-31-19	10.85	0.20	•	2.41	2.61	0.31	—	—	0.31	—	13.15	24.15	1.42	1.29	1.29	1.61	906	77
VY® Invesco Growth and Income Portfolio
Class ADV
06-30-24+	21.32	0.11	•	1.48	1.59	—	—	—	—	—	22.91	7.46	1.24	1.21	1.21	1.03	14,653	10
12-31-23	20.75	0.21	•	2.16	2.37	0.31	1.49	—	1.80	—	21.32	11.93	1.24	1.21	1.21	1.04	14,598	28
12-31-22	26.21	0.23	•	(2.16)	(1.93)	0.25	3.28	—	3.53	—	20.75	(6.16)	1.24	1.21	1.21	1.00	16,239	18
12-31-21	20.62	0.18	•	5.67	5.85	0.26	—	—	0.26	—	26.21	28.50	1.24	1.21	1.21	0.75	18,354	30
12-31-20	22.73	0.32		(0.32)	0.00 *	0.35	1.76	—	2.11	—	20.62	2.55	1.24	1.24	1.24	1.45	15,543	32
12-31-19	21.15	0.32	•	4.64	4.96	0.50	2.88	—	3.38	—	22.73	24.30	1.24	1.24	1.24	1.43	18,401	22
Class I
06-30-24+	21.62	0.19	•	1.49	1.68	—	—	—	—	—	23.30	7.77	0.64	0.61	0.61	1.63	48,877	10
12-31-23	21.04	0.34	•	2.19	2.53	0.46	1.49	—	1.95	—	21.62	12.62	0.64	0.61	0.61	1.64	46,049	28
12-31-22	26.54	0.37	•	(2.19)	(1.82)	0.40	3.28	—	3.68	—	21.04	(5.59)	0.64	0.61	0.61	1.62	42,132	18
12-31-21	20.86	0.33	•	5.73	6.06	0.38	—	—	0.38	—	26.54	29.21	0.64	0.61	0.61	1.35	41,488	30
12-31-20	23.01	0.39	•	(0.28)	0.11	0.50	1.76	—	2.26	—	20.86	3.22	0.64	0.64	0.64	2.05	30,672	32
12-31-19	21.41	0.46	•	4.69	5.15	0.67	2.88	—	3.55	—	23.01	24.98	0.64	0.64	0.64	2.02	29,773	22
Class S
06-30-24+	22.00	0.16	•	1.53	1.69	—	—	—	—	—	23.69	7.68	0.89	0.86	0.86	1.38	285,829	10
12-31-23	21.37	0.29	•	2.23	2.52	0.40	1.49	—	1.89	—	22.00	12.34	0.89	0.86	0.86	1.39	301,058	28
12-31-22	26.88	0.32	•	(2.22)	(1.90)	0.33	3.28	—	3.61	—	21.37	(5.84)	0.89	0.86	0.86	1.36	319,719	18
12-31-21	21.12	0.27	•	5.82	6.09	0.33	—	—	0.33	—	26.88	28.97	0.89	0.86	0.86	1.10	367,120	30
12-31-20	23.25	0.39		(0.33)	0.06	0.43	1.76	—	2.19	—	21.12	2.90	0.89	0.89	0.89	1.81	317,890	32
12-31-19	21.58	0.41	•	4.73	5.14	0.59	2.88	—	3.47	—	23.25	24.73	0.89	0.89	0.89	1.78	367,941	22
Class S2
06-30-24+	21.70	0.14	•	1.50	1.64	—	—	—	—	—	23.34	7.56	1.04	1.01	1.01	1.23	20,583	10
12-31-23	21.10	0.26	•	2.19	2.45	0.36	1.49	—	1.85	—	21.70	12.17	1.04	1.01	1.01	1.24	20,396	28
12-31-22	26.57	0.28	•	(2.19)	(1.91)	0.28	3.28	—	3.56	—	21.10	(5.99)	1.04	1.01	1.01	1.20	20,482	18
12-31-21	20.88	0.23	•	5.76	5.99	0.30	—	—	0.30	—	26.57	28.78	1.04	1.01	1.01	0.95	24,924	30
12-31-20	23.00	0.34		(0.30)	0.04	0.40	1.76	—	2.16	—	20.88	2.77	1.04	1.04	1.04	1.66	24,035	32
12-31-19	21.39	0.37	•	4.67	5.04	0.55	2.88	—	3.43	—	23.00	24.47	1.04	1.04	1.04	1.63	27,277	22
VY® JPMorgan Emerging Markets Equity Portfolio
Class ADV
06-30-24+	11.20	0.06	•	0.45	0.51	—	—	—	—	—	11.71	4.46	1.86	1.79	1.79	1.03	36,580	19
12-31-23	10.72	(0.01	)•	0.66	0.65	0.17	—	—	0.17	—	11.20	6.02	1.85	1.81	1.81	(0.06)	36,809	29
12-31-22	21.50	(0.03	)•	(5.71)	(5.74)	—	5.04	—	5.04	—	10.72	(26.35)	1.86	1.86	1.86	(0.25)	37,190	18
12-31-21	25.92	(0.25	)•	(2.19)	(2.44)	—	1.98	—	1.98	—	21.50	(10.30)	1.86	1.86	1.86	(1.01)	54,012	25
12-31-20	21.02	(0.17)		6.57	6.40	0.01	1.49	—	1.50	—	25.92	32.71	1.85	1.85	1.85	(0.80)	58,266	22
12-31-19	16.95	0.01		5.24	5.25	—	1.18	—	1.18	—	21.02	31.47	1.86	1.86	1.86	0.03	50,224	21
Class I
06-30-24+	12.55	0.10	•	0.51	0.61	—	—	—	—	—	13.16	4.69	1.26	1.19	1.19	1.63	62,233	19
12-31-23	11.99	0.06	•	0.74	0.80	0.24	—	—	0.24	—	12.55	6.64	1.25	1.21	1.21	0.49	62,596	29
12-31-22	23.10	0.05	•	(6.12)	(6.07)	—	5.04	—	5.04	—	11.99	(25.89)	1.26	1.26	1.26	0.36	60,063	18
12-31-21	27.55	(0.11	)•	(2.36)	(2.47)	—	1.98	—	1.98	—	23.10	(9.78)	1.26	1.26	1.26	(0.40)	80,785	25
12-31-20	22.24	(0.04)		6.98	6.94	0.14	1.49	—	1.63	—	27.55	33.52	1.25	1.25	1.25	(0.20)	94,067	22
12-31-19	17.80	0.13		5.52	5.65	0.03	1.18	—	1.21	—	22.24	32.23	1.26	1.26	1.26	0.62	79,674	21
Class S
06-30-24+	12.32	0.08	•	0.51	0.59	—	—	—	—	—	12.91	4.62	1.51	1.44	1.44	1.37	184,092	19
12-31-23	11.77	0.04	•	0.72	0.76	0.21	—	—	0.21	—	12.32	6.38	1.50	1.46	1.46	0.31	191,201	29
12-31-22	22.86	0.01	•	(6.06)	(6.05)	—	5.04	—	5.04	—	11.77	(26.11)	1.51	1.51	1.51	0.10	205,544	18

See Accompanying Notes to Financial Statements

14

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions								Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® JPMorgan Emerging Markets Equity Portfolio (continued)
Class S (continued)
12-31-21	27.35	(0.17	)•	(2.34)	(2.51)	—		1.98	—	1.98	—	22.86	(10.00)	1.51	1.51	1.51	(0.64)	320,977	25
12-31-20	22.08	(0.10	)•	6.94	6.84	0.08		1.49	—	1.57	—	27.35	33.23	1.50	1.50	1.50	(0.45)	411,371	22
12-31-19	17.70	0.08		5.48	5.56	0.00	*	1.18	—	1.18	—	22.08	31.91	1.51	1.51	1.51	0.38	370,441	21
Class S2
06-30-24+	12.02	0.07	•	0.49	0.56	—		—	—	—	—	12.58	4.48	1.66	1.59	1.59	1.23	4,814	19
12-31-23	11.48	0.03	•	0.69	0.72	0.18		—	—	0.18	—	12.02	6.25	1.65	1.61	1.61	0.23	4,950	29
12-31-22	22.50	(0.01	)•	(5.97)	(5.98)	—		5.04	—	5.04	—	11.48	(26.23)	1.66	1.66	1.66	(0.06)	6,126	18
12-31-21	26.98	(0.20	)•	(2.30)	(2.50)	—		1.98	—	1.98	—	22.50	(10.11)	1.66	1.66	1.66	(0.79)	10,071	25
12-31-20	21.80	(0.13	)•	6.85	6.72	0.05		1.49	—	1.54	—	26.98	33.03	1.65	1.65	1.65	(0.60)	13,424	22
12-31-19	17.52	0.05		5.41	5.46	—		1.18	—	1.18	—	21.80	31.64	1.66	1.66	1.66	0.24	11,567	21
VY® Morgan Stanley Global Franchise Portfolio
Class ADV
06-30-24+	14.14	0.01	•	0.36	0.37	—		—	—	—	—	14.51	2.62	1.59	1.56	1.56	0.08	98,957	14
12-31-23	13.36	0.03	•	2.01	2.04	0.03		1.23	—	1.26	—	14.14	15.52	1.58	1.56	1.56	0.20	104,981	15
12-31-22	18.19	0.02	•	(3.31)	(3.29)	0.05		1.49	—	1.54	—	13.36	(17.90)	1.58	1.55	1.55	0.16	103,692	14
12-31-21	16.52	0.03	•	3.34	3.37	0.09		1.61	—	1.70	—	18.19	21.26	1.57	1.54	1.54	0.18	138,475	11
12-31-20	16.06	0.06		1.86	1.92	0.09		1.37	—	1.46	—	16.52	12.87	1.57	1.54	1.54	0.40	120,606	16
12-31-19	14.01	0.06		3.89	3.95	0.10		1.80	—	1.90	—	16.06	28.89	1.57	1.54	1.54	0.48	110,093	16
Class R6
06-30-24+	15.83	0.06	•	0.39	0.45	—		—	—	—	—	16.28	2.84	0.99	0.96	0.96	0.69	1,473	14
12-31-23	14.81	0.12	•	2.26	2.38	0.13		1.23	—	1.36	—	15.83	16.30	0.98	0.96	0.96	0.80	1,773	15
12-31-22	19.98	0.12	•	(3.64)	(3.52)	0.16		1.49	—	1.65	—	14.81	(17.43)	0.98	0.95	0.95	0.77	1,673	14
12-31-21	17.97	0.15	•	3.65	3.80	0.18		1.61	—	1.79	—	19.98	22.01	0.97	0.94	0.94	0.79	1,828	11
12-31-20	17.33	0.17	•	2.01	2.18	0.17		1.37	—	1.54	—	17.97	13.55	0.97	0.94	0.94	0.98	1,301	16
12-31-19	14.97	0.18	•	4.17	4.35	0.19		1.80	—	1.99	—	17.33	29.74	0.97	0.94	0.94	1.07	635	19
Class S
06-30-24+	15.89	0.03	•	0.41	0.44	—		—	—	—	—	16.33	2.77	1.24	1.21	1.21	0.43	171,935	14
12-31-23	14.87	0.08	•	2.25	2.33	0.08		1.23	—	1.31	—	15.89	15.91	1.23	1.21	1.21	0.55	183,705	15
12-31-22	20.02	0.08	•	(3.64)	(3.56)	0.10		1.49	—	1.59	—	14.87	(17.58)	1.23	1.20	1.20	0.51	185,295	14
12-31-21	18.01	0.10	•	3.65	3.75	0.13		1.61	—	1.74	—	20.02	21.66	1.22	1.19	1.19	0.52	260,008	11
12-31-20	17.36	0.14		2.01	2.15	0.13		1.37	—	1.50	—	18.01	13.28	1.22	1.19	1.19	0.74	260,901	16
12-31-19	15.00	0.14	•	4.16	4.30	0.14		1.80	—	1.94	—	17.36	29.34	1.22	1.19	1.19	0.82	266,633	16
Class S2
06-30-24+	15.67	0.02	•	0.39	0.41	—		—	—	—	—	16.08	2.62	1.39	1.36	1.36	0.28	26,680	14
12-31-23	14.67	0.06	•	2.22	2.28	0.05		1.23	—	1.28	—	15.67	15.80	1.38	1.36	1.36	0.39	28,173	15
12-31-22	19.77	0.06	•	(3.60)	(3.54)	0.07		1.49	—	1.56	—	14.67	(17.72)	1.38	1.35	1.35	0.36	28,024	14
12-31-21	17.80	0.07	•	3.61	3.68	0.10		1.61	—	1.71	—	19.77	21.53	1.37	1.34	1.34	0.37	40,135	11
12-31-20	17.18	0.11		1.98	2.09	0.10		1.37	—	1.47	—	17.80	13.06	1.37	1.34	1.34	0.60	38,585	16
12-31-19	14.86	0.11	•	4.13	4.24	0.12		1.80	—	1.92	—	17.18	29.15	1.37	1.34	1.34	0.67	38,888	16
VY® T. Rowe Price Capital Appreciation Portfolio
Class ADV
06-30-24+	24.19	0.23	•	1.41	1.64	—		—	—	—	—	25.83	6.78	1.24	1.24	1.24	1.85	1,942,951	38
12-31-23	23.00	0.44	•	3.58	4.02	0.14		2.69	—	2.83	—	24.19	18.16	1.24	1.24	1.24	1.86	1,826,729	75
12-31-22	30.88	0.25	•	(4.19)	(3.94)	0.26		3.68	—	3.94	—	23.00	(12.47)	1.24	1.24	1.24	0.95	1,586,695	90
12-31-21	29.91	0.14	•	4.98	5.12	0.16		3.99	—	4.15	—	30.88	17.97	1.24	1.24	1.24	0.47	1,891,868	58
12-31-20	27.98	0.20	•	4.33	4.53	0.29		2.31	—	2.60	—	29.91	17.54	1.24	1.24	1.24	0.71	1,555,873	98
12-31-19	24.10	0.25		5.46	5.71	0.34		1.49	—	1.83	—	27.98	23.99	1.24	1.24	1.24	1.02	1,353,246	53
Class I
06-30-24+	26.09	0.33	•	1.51	1.84	—		—	—	—	—	27.93	7.05	0.64	0.64	0.64	2.45	1,813,043	38

See Accompanying Notes to Financial Statements

15

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® T. Rowe Price Capital Appreciation Portfolio (continued)
Class I (continued)
12-31-23	24.83	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.09	18.92	0.64	0.64	0.64	2.46	1,712,529	75
12-31-22	32.96	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.83	(11.96)	0.64	0.64	0.64	1.57	1,447,933	90
12-31-21	31.64	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.96	18.67	0.64	0.64	0.64	1.07	1,553,598	58
12-31-20	29.41	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.64	18.28	0.64	0.64	0.64	1.31	1,280,224	98
12-31-19	25.23	0.43		5.73	6.16	0.49	1.49	—	1.98	—	29.41	24.71	0.64	0.64	0.64	1.62	1,673,642	53
Class R6
06-30-24+	26.11	0.33	•	1.52	1.85	—	—	—	—	—	27.96	7.09	0.64	0.64	0.64	2.45	648,236	38
12-31-23	24.85	0.63	•	3.90	4.53	0.58	2.69	—	3.27	—	26.11	18.90	0.64	0.64	0.64	2.46	621,535	75
12-31-22	32.98	0.44	•	(4.48)	(4.04)	0.41	3.68	—	4.09	—	24.85	(11.96)	0.64	0.64	0.64	1.55	525,750	90
12-31-21	31.66	0.35	•	5.29	5.64	0.33	3.99	—	4.32	—	32.98	18.66	0.64	0.64	0.64	1.07	620,373	58
12-31-20	29.43	0.38	•	4.61	4.99	0.45	2.31	—	2.76	—	31.66	18.27	0.64	0.64	0.64	1.30	542,043	98
12-31-19	25.24	0.46	•	5.71	6.17	0.49	1.49	—	1.98	—	29.43	24.74	0.64	0.64	0.64	1.62	181,835	53
Class S
06-30-24+	26.08	0.29	•	1.52	1.81	—	—	—	—	—	27.89	6.94	0.89	0.89	0.89	2.20	3,916,565	38
12-31-23	24.83	0.57	•	3.89	4.46	0.52	2.69	—	3.21	—	26.08	18.60	0.89	0.89	0.89	2.20	3,912,825	75
12-31-22	32.96	0.36	•	(4.47)	(4.11)	0.34	3.68	—	4.02	—	24.83	(12.18)	0.89	0.89	0.89	1.30	3,757,937	90
12-31-21	31.64	0.27	•	5.29	5.56	0.25	3.99	—	4.24	—	32.96	18.40	0.89	0.89	0.89	0.82	4,700,019	58
12-31-20	29.42	0.32		4.59	4.91	0.38	2.31	—	2.69	—	31.64	17.79	0.89	0.89	0.89	1.06	4,426,278	98
12-31-19	25.25	0.39	•	5.69	6.08	0.42	1.49	—	1.91	—	29.42	24.36	0.89	0.89	0.89	1.37	4,163,308	53
Class S2
06-30-24+	25.64	0.27	•	1.48	1.75	—	—	—	—	—	27.39	6.83	1.04	1.04	1.04	2.05	57,272	38
12-31-23	24.55	0.52	•	3.84	4.36	0.58	2.69	—	3.27	—	25.64	18.42	1.04	1.04	1.04	2.05	56,946	75
12-31-22	32.63	0.32	•	(4.43)	(4.11)	0.29	3.68	—	3.97	—	24.55	(12.30)	1.04	1.04	1.04	1.14	53,434	90
12-31-21	31.37	0.22	•	5.23	5.45	0.20	3.99	—	4.19	—	32.63	18.19	1.04	1.04	1.04	0.67	71,364	58
12-31-20	29.19	0.28		4.54	4.82	0.33	2.31	—	2.64	—	31.37	17.82	1.04	1.04	1.04	0.91	70,966	98
12-31-19	25.06	0.34	•	5.65	5.99	0.37	1.49	—	1.86	—	29.19	24.19	1.04	1.04	1.04	1.22	73,222	53
VY® T. Rowe Price Equity Income Portfolio
Class ADV
06-30-24+	9.70	0.08	•	0.66	0.74	—	—	—	—	—	10.44	7.63	1.24	1.21	1.21	1.58	59,949	12
12-31-23	9.64	0.15	•	0.68	0.83	0.16	0.61	—	0.77	—	9.70	8.94	1.24	1.21	1.21	1.63	57,865	16
12-31-22	11.48	0.16	•	(0.67)	(0.51)	0.17	1.16	—	1.33	—	9.64	(3.85)	1.24	1.21	1.21	1.57	60,127	18
12-31-21	9.46	0.12	•	2.23	2.35	0.14	0.19	—	0.33	—	11.48	24.97	1.24	1.21	1.21	1.12	58,287	19
12-31-20	9.97	0.17		(0.19)	(0.02)	0.37	0.12	—	0.49	—	9.46	0.64	1.24	1.21	1.21	1.87	47,110	25
12-31-19	10.74	0.21	•	2.42	2.63	0.26	3.14	—	3.40	—	9.97	25.93	1.24	1.21	1.21	1.82	51,293	17
Class I
06-30-24+	10.03	0.11	•	0.68	0.79	—	—	—	—	—	10.82	7.88	0.64	0.61	0.61	2.18	64,529	12
12-31-23	9.94	0.22	•	0.70	0.92	0.22	0.61	—	0.83	—	10.03	9.57	0.64	0.61	0.61	2.23	61,929	16
12-31-22	11.78	0.23	•	(0.69)	(0.46)	0.22	1.16	—	1.38	—	9.94	(3.22)	0.64	0.61	0.61	2.14	67,596	18
12-31-21	9.70	0.19	•	2.29	2.48	0.21	0.19	—	0.40	—	11.78	25.66	0.64	0.61	0.61	1.71	73,572	19
12-31-20	10.27	0.23		(0.20)	0.03	0.48	0.12	—	0.60	—	9.70	1.27	0.64	0.61	0.61	2.47	77,346	25
12-31-19	10.97	0.29	•	2.47	2.76	0.32	3.14	—	3.46	—	10.27	26.66	0.64	0.61	0.61	2.42	81,596	17
Class S
06-30-24+	10.23	0.10	•	0.69	0.79	—	—	—	—	—	11.02	7.72	0.89	0.86	0.86	1.93	143,553	12
12-31-23	10.12	0.20	•	0.71	0.91	0.19	0.61	—	0.80	—	10.23	9.33	0.89	0.86	0.86	1.98	137,827	16
12-31-22	11.96	0.21	•	(0.69)	(0.48)	0.20	1.16	—	1.36	—	10.12	(3.41)	0.89	0.86	0.86	1.88	141,080	18
12-31-21	9.85	0.17	•	2.31	2.48	0.18	0.19	—	0.37	—	11.96	25.27	0.89	0.86	0.86	1.47	158,847	19
12-31-20	10.31	0.22		(0.20)	0.02	0.36	0.12	—	0.48	—	9.85	0.95	0.89	0.86	0.86	2.22	141,486	25
12-31-19	11.00	0.25	•	2.50	2.75	0.30	3.14	—	3.44	—	10.31	26.42	0.89	0.86	0.86	2.13	161,388	17

See Accompanying Notes to Financial Statements

16

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations					Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations		From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)		($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® T. Rowe Price Equity Income Portfolio (continued)
Class S2
06-30-24+	9.84	0.09	•	0.67	0.76		—	—	—	—	—	10.60	7.72	1.04	1.01	1.01	1.78	77,532	12
12-31-23	9.76	0.18	•	0.68	0.86		0.17	0.61	—	0.78	—	9.84	9.12	1.04	1.01	1.01	1.83	75,390	16
12-31-22	11.59	0.18	•	(0.67)	(0.49)		0.18	1.16	—	1.34	—	9.76	(3.57)	1.04	1.01	1.01	1.73	76,937	18
12-31-21	9.55	0.14	•	2.26	2.40		0.17	0.19	—	0.36	—	11.59	25.15	1.04	1.01	1.01	1.32	88,637	19
12-31-20	10.07	0.20		(0.20)	0.00	*	0.40	0.12	—	0.52	—	9.55	0.85	1.04	1.01	1.01	2.07	80,591	25
12-31-19	10.82	0.23	•	2.44	2.67		0.28	3.14	—	3.42	—	10.07	26.13	1.04	1.01	1.01	2.01	90,172	17

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The seven series (each a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Government Liquid Assets Portfolio (“Government Liquid Assets”), VY® CBRE Global Real Estate Portfolio (“CBRE Global Real Estate”), VY® Invesco Growth and Income Portfolio (“Invesco Growth and Income”), VY® JPMorgan Emerging Markets Equity Portfolio (“JPMorgan Emerging Markets Equity”), VY® Morgan Stanley Global Franchise Portfolio (“Morgan Stanley Global Franchise”), VY® T. Rowe Price Capital Appreciation Portfolio (“T. Rowe Price Capital Appreciation”), and VY® T. Rowe Price Equity Income Portfolio (“T. Rowe Price Equity Income”). All of the Portfolios are diversified except for Morgan Stanley Global Franchise, which is a non-diversified Portfolio of the Trust. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Government Liquid Assets. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Government Liquid Assets uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Liquid Assets, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Global Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Global Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by Government Liquid Assets. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign

(non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk

21

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2024, the maximum amount of loss that Invesco Growth and Income would incur if its counterparties failed to perform would be $90,164 which represents the gross payments to be received on open forward foreign currency contracts were they to be unwound as of June 30, 2024. There was no collateral pledged by any counterparty at June 30, 2024 to any Portfolio.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, Invesco Growth and Income and T. Rowe Price Capital Appreciation had a liability position of $18,869 and $22,323,766, respectively, on open forward foreign currency contracts and open OTC written options. If a contingent feature would have been triggered as of June

22

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

30, 2024, each Portfolio could have been required to pay these amounts in cash to its counterparties. There was no cash collateral pledged by any Portfolio as of June 30, 2024.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract, the Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below. The Portfolios used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for Invesco Growth and Income for open forward foreign currency contracts at June 30, 2024. CBRE Global Real Estate did not have any open forward foreign currency contracts at June 30, 2024.

	Buy	Sell
CBRE Global Real Estate	$161,530	$—
Invesco Growth and Income	8,764,880	20,794,800

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments, if any. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Portfolios did not enter into any futures contracts for the period ended June 30, 2024.

I. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received

23

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2024, T. Rowe Price Capital Appreciation had written equity options with an average notional value of $477,951,830 to generate income. Please refer to the tables within the Portfolio of Investments for open written equity options at June 30, 2024. T. Rowe Price Capital Appreciation had pledged securities fair valued at $11,723,121 for open written call options and these are footnoted within the Portfolio of Investments.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (”MRA“) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Government Liquid Assets for open repurchase agreements subject to the MRA on a net basis at June 30, 2024.

K. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% (except for JPMorgan Emerging Markets Equity which may temporarily loan up to 30%) of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the

24

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
CBRE Global Real Estate	$70,589,377	$72,631,694
Invesco Growth and Income	37,491,129	76,733,916
JPMorgan Emerging Markets Equity	53,703,097	73,533,249
Morgan Stanley Global Franchise	43,017,960	71,471,517
T. Rowe Price Capital Appreciation	2,376,237,908	2,456,194,072
T. Rowe Price Equity Income	40,252,840	51,392,302

U.S. government securities not included above were as follows:

	Purchases	Sales
T. Rowe Price Capital Appreciation	$611,594,014	$572,007,739

NOTE 4 — INVESTMENT MANAGEMENT FEES

CBRE Global Real Estate has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
CBRE Global Real Estate(1)	0.90% on the first $250 million; 0.875% on the next $250 million; 0.80% on the amount in excess of $500 million

(1)	Effective May 1, 2024, the Board approved the expiration of the management fee waiver. Prior to May1, 2024, the Investment Adviser was contractually obligated to waive 0.033% of the management fee for CBRE Global Real Estate. Any fees waived or reimbursed are not eligible for recoupment.

With the exception of CBRE Global Real Estate, the Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of the Portfolios:

Portfolio	Fee
Government Liquid Assets(2)	0.35% on the first $200 million; 0.30% on the next $300 million; 0.25% on the amount in excess of $500 million
JPMorgan Emerging Markets Equity	1.25%
Morgan Stanley Global Franchise(3)	1.00% on the first $250 million; 0.90% on the next $250 million; 0.75% on the amount in excess of $500 million
Invesco Growth and Income,(3)	0.75% first $750 million;
T. Rowe Price Capital Appreciation, and T. Rowe Price Equity Income(3)(4)	0.70% on the next $1.25 billion; 0.65% on the next $1.5 billion; 0.60% on the amount in excess of $3.5 billion

(2)	The assets of Government Liquid Assets are aggregated with those of Voya Limited Maturity Bond Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

(3)	The Investment Adviser is contractually obligated to waive 0.026%, 0.030% and 0.030% of the Unified Fee for Morgan Stanley Global Franchise, Invesco Growth and Income, and T. Rowe Price Equity

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Income, respectively. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of these obligations requires approval by the Board.

(4)	The assets of Invesco Growth and Income, T. Rowe Price Capital Appreciation and T. Rowe Price Equity Income are aggregated with those of VY® CBRE Real Estate Portfolio, which is not included in this report, to determine the Unified Fee applicable to the respective Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Government Liquid Assets	Voya Investment Management Co. LLC
CBRE Global Real Estate	CBRE Investment Management Listed Real Assets LLC(1)
Invesco Growth and Income	Invesco Advisers, Inc.
JPMorgan Emerging Markets Equity	J.P. Morgan Investment Management Inc.
Morgan Stanley Global Franchise	Morgan Stanley Investment
T. Rowe Price Capital Appreciation	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income	T. Rowe Price Associates, Inc.

(1)	Previously known as CBRE Clarion Securities LLC.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services, including payments to the Distributor at an annual rate of 0.15% of the average daily net assets attributable to Class S2 shares.

Each Portfolio that offers Class ADV shares has a shareholder service and distribution plan. Class ADV shares pay a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares.

The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and Unified Fee, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Liquid Assets in maintaining a yield of not less than zero through May 1, 2025. There is no guarantee that the Portfolio will maintain such a yield. Unified Fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expenses) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2024, there were no amounts waived or reimbursed to assist the Portfolio in maintaining a yield of not less than zero.

Termination or modification of this obligation requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:

	June 30,
	2025	2026	2027	Total
Government Liquid Assets	$1,388,450	$—	$—	$1,388,450

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	T. Rowe Price Equity Income	6.98%
Security Life of Denver Insurance Company	CBRE Global Real Estate	5.15
	JPMorgan Emerging Markets Equity	11.12
	T. Rowe Price Equity Income	9.34
Voya Institutional Trust Company	Government Liquid Assets	70.02
	CBRE Global Real Estate	9.24
	Invesco Growth and Income	5.43

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

	JPMorgan Emerging Markets Equity	13.48
	Morgan Stanley Global Franchise	35.68
	T. Rowe Price Capital Appreciation	35.76
	T. Rowe Price Equity Income	41.11
Voya Retirement Insurance and Annuity Company	CBRE Global Real Estate	33.53
	Invesco Growth and Income	25.56
	JPMorgan Emerging Markets Equity	18.00
	T. Rowe Price Capital Appreciation	32.38
	T. Rowe Price Equity Income	42.45

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

CBRE Global Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June

30, 2024, the per account fees for affiliated recordkeeping services paid by the Portfolio were $95,095.

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the below Portfolio, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
CBRE Global Real Estate	1.50%	0.90%	1.15%	1.30%

Pursuant to a side letter agreement effective January 1, 2024 through May 1, 2025, the Investment Adviser has lowered the expense limits to the levels listed below for JPMorgan Emerging Markets Equity. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.

Portfolio	Class ADV	Class I	Class S	Class S2(1)
JPMorgan Emerging Markets Equity	1.79%	1.19%	1.44%	1.59%

(1)	Prior to January 1, 2024, the side letter agreement was 1.81%, 1.21%, 1.46% and 1.61% for Class ADV, Class I, Class S and Class S2, respectively.

With the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2025	2026	2027	Total
CBRE Global Real Estate	$340,829	$223,823	$104,573	$669,225

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
CBRE Global Real Estate
Class ADV	$—	$6,350	$11,343	$17,693
Class I	—	59,038	120,668	179,706
Class S	—	37,735	66,108	103,843
Class S2	—	433	727	1,160

The Expense Limitation Agreement is contractual through March 1, 2025, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
CBRE Global Real Estate	2	$1,181,000	6.33%
Invesco Growth and Income	3	8,850,000 (1)	6.33
JPMorgan Emerging Markets Equity	5	814,000	6.33

(1)	As of June 30, 2024, Invesco Growth and Income had an outstanding balance of $8,850,000.

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Government Liquid Assets
Class I
6/30/2024	12,567,499	—	1,612,600	(9,313,836)	—	4,866,263	12,567,499	—	1,612,600	(9,313,836)	—	4,866,263
12/31/2023	25,792,071	—	3,650,543	(31,878,200)	—	(2,435,586)	25,792,071	—	3,650,543	(31,878,200)	—	(2,435,586)
Class S
6/30/2024	33,837,071	—	5,433,605	(59,468,607)	—	(20,197,931)	33,837,071	—	5,433,605	(59,468,607)	—	(20,197,931)
12/31/2023	52,083,030	—	13,597,510	(107,311,404)	—	(41,630,864)	52,083,031	—	13,597,510	(107,311,404)	—	(41,630,863)
Class S2
6/30/2024	62,412,686	—	13,760,947	(45,734,438)	—	30,439,195	62,412,686	—	13,760,947	(45,734,438)	—	30,439,195
12/31/2023	169,260,541	—	27,752,307	(107,774,139)	—	89,238,709	169,260,539	—	27,752,309	(107,774,139)	—	89,238,709
CBRE Global Real Estate
Class ADV
6/30/2024	22,070	—	—	(95,334)	—	(73,264)	214,515	—	—	(914,665)	—	(700,150)
12/31/2023	48,223	—	26,605	(160,362)	—	(85,534)	438,184	—	251,950	(1,489,081)	—	(798,947)
Class I
6/30/2024	842,763	—	—	(813,982)	—	28,781	8,387,068	—	—	(8,079,389)	—	307,679
12/31/2023	3,089,808	—	336,819	(2,636,213)	—	790,414	29,541,883	—	3,273,877	(24,771,924)	—	8,043,836
Class S
6/30/2024	69,515	—	—	(539,436)	—	(469,921)	693,501	—	—	(5,335,361)	—	(4,641,860)
12/31/2023	248,065	—	175,707	(1,033,002)	—	(609,230)	2,336,340	—	1,704,362	(9,725,314)	—	(5,684,612)

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
CBRE Global Real Estate (continued)
Class S2
6/30/2024	348	—	—	(7,442)	—	(7,094)	3,524	—	—	(73,688)	—	(70,164)
12/31/2023	2,855	—	1,844	(15,144)	—	(10,445)	26,597	—	18,087	(141,243)	—	(96,559)
Invesco Growth and Income
Class ADV
6/30/2024	15,743	—	—	(60,829)	—	(45,086)	358,571	—	—	(1,359,882)	—	(1,001,311)
12/31/2023	37,635	—	61,402	(196,924)	—	(97,887)	803,840	—	1,237,242	(4,063,282)	—	(2,022,200)
Class I
6/30/2024	81,694	—	—	(113,824)	—	(32,130)	1,856,758	—	—	(2,574,874)	—	(718,116)
12/31/2023	208,877	—	188,729	(270,076)	—	127,530	4,389,335	—	3,846,288	(5,531,923)	—	2,703,700
Class S
6/30/2024	142,150	—	—	(1,756,894)	—	(1,614,744)	3,308,071	—	—	(41,031,247)	—	(37,723,176)
12/31/2023	270,062	—	1,246,704	(2,792,165)	—	(1,275,399)	5,658,591	—	25,881,580	(59,074,305)	—	(27,534,134)
Class S2
6/30/2024	5,604	—	—	(63,668)	—	(58,064)	129,420	—	—	(1,467,170)	—	(1,337,750)
12/31/2023	41,505	—	83,244	(155,442)	—	(30,693)	850,851	—	1,705,679	(3,210,181)	—	(653,651)
JPMorgan Emerging Markets Equity
Class ADV
6/30/2024	94,185	—	—	(257,431)	—	(163,246)	1,062,772	—	—	(2,907,952)	—	(1,845,180)
12/31/2023	312,573	—	50,552	(545,350)	—	(182,225)	3,553,522	—	580,846	(5,976,791)	—	(1,842,423)
Class I
6/30/2024	158,369	—	—	(418,183)	—	(259,814)	2,002,767	—	—	(5,255,411)	—	(3,252,644)
12/31/2023	687,068	—	90,842	(799,813)	—	(21,903)	8,373,983	—	1,166,409	(9,946,469)	—	(406,077)
Class S
6/30/2024	236,711	—	—	(1,491,265)	—	(1,254,554)	2,885,306	—	—	(18,529,049)	—	(15,643,743)
12/31/2023	482,589	—	267,654	(2,693,894)	—	(1,943,651)	5,905,195	—	3,380,473	(32,496,356)	—	(23,210,688)
Class S2
6/30/2024	7,346	—	—	(36,544)	—	(29,198)	88,570	—	—	(446,769)	—	(358,199)
12/31/2023	15,551	—	7,110	(144,387)	—	(121,726)	184,053	—	87,595	(1,680,823)	—	(1,409,175)
Morgan Stanley Global Franchise
Class ADV
6/30/2024	37,038	—	—	(636,869)	—	(599,831)	535,922	—	—	(9,245,965)	—	(8,710,043)
12/31/2023	77,931	—	663,513	(1,080,201)	—	(338,757)	1,086,359	—	9,149,843	(14,934,895)	—	(4,698,693)
Class R6
6/30/2024	4,375	—	—	(25,918)	—	(21,543)	71,686	—	—	(411,343)	—	(339,657)
12/31/2023	22,612	—	8,267	(31,757)	—	(878)	349,762	—	127,231	(499,376)	—	(22,383)
Class S
6/30/2024	32,732	—	—	(1,060,643)	—	(1,027,911)	540,290	—	—	(17,279,189)	—	(16,738,899)
12/31/2023	136,250	—	986,275	(2,026,552)	—	(904,027)	2,153,294	—	15,257,667	(31,217,972)	—	(13,807,011)
Class S2
6/30/2024	12,451	—	—	(151,748)	—	(139,297)	198,538	—	—	(2,441,694)	—	(2,243,156)
12/31/2023	26,386	—	150,162	(288,514)	—	(111,966)	403,895	—	2,291,476	(4,361,253)	—	(1,665,882)
T. Rowe Price Capital Appreciation
Class ADV
6/30/2024	1,134,787	—	—	(1,406,253)	—	(271,466)	28,409,530	—	—	(35,005,410)	—	(6,595,880)
12/31/2023	2,100,516	—	8,318,606	(3,894,678)	—	6,524,444	49,540,144	—	192,154,436	(92,397,968)	—	149,296,612
Class I
6/30/2024	2,374,711	—	—	(3,107,414)	—	(732,703)	63,882,555	—	—	(83,874,603)	—	(19,992,048)
12/31/2023	4,339,619	—	7,666,806	(4,662,273)	—	7,344,152	112,103,718	—	194,300,449	(120,040,206)	—	186,363,961
Class R6
6/30/2024	1,400,817	—	—	(2,016,372)	—	(615,555)	37,730,464	—	—	(54,267,797)	—	(16,537,333)
12/31/2023	3,245,753	—	2,748,321	(3,343,138)	—	2,650,936	83,375,893	—	69,715,154	(86,368,811)	—	66,722,236
Class S
6/30/2024	674,486	—	—	(10,265,237)	—	(9,590,751)	18,092,210	—	—	(276,563,071)	—	(258,470,861)
12/31/2023	1,499,141	—	17,926,225	(20,723,186)	—	(1,297,820)	38,769,239	—	453,336,682	(534,885,176)	—	(42,779,255)
Class S2
6/30/2024	30,173	—	—	(160,684)	—	(130,511)	794,872	—	—	(4,255,898)	—	(3,461,026)
12/31/2023	147,864	—	278,607	(381,786)	—	44,685	3,814,921	—	6,949,364	(9,667,409)	—	1,096,876
T. Rowe Price Equity Income
Class ADV
6/30/2024	196,383	—	—	(415,149)	—	(218,766)	2,024,608	—	—	(4,182,775)	—	(2,158,167)
12/31/2023	402,163	—	483,155	(1,158,144)	—	(272,826)	3,885,148	—	4,559,298	(10,944,720)	—	(2,500,274)

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
T. Rowe Price Equity Income (continued)
Class I
6/30/2024	217,606	—	—	(427,624)	—	(210,018)	2,322,862	—	—	(4,503,979)	—	(2,181,117)
12/31/2023	302,011	—	501,375	(1,431,971)	—	(628,585)	2,993,988	—	4,910,460	(14,068,748)	—	(6,164,300)
Class S
6/30/2024	111,137	—	—	(558,672)	—	(447,535)	1,207,021	—	—	(5,923,039)	—	(4,716,018)
12/31/2023	245,216	—	1,060,813	(1,774,857)	—	(468,828)	2,481,677	—	10,576,103	(17,644,001)	—	(4,586,221)
Class S2
6/30/2024	46,244	—	—	(388,631)	—	(342,387)	477,212	—	—	(4,010,975)	—	(3,533,763)
12/31/2023	95,282	—	603,251	(924,196)	—	(225,663)	912,382	—	5,774,659	(8,894,482)	—	(2,207,441)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

CBRE Global Real Estate

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Capital Inc.	$1,242,508	$(1,242,508)	$—
BNP Paribas Arbitrage	632,398	(632,398)	—
TD Prime Services LLC	80,012	(80,012)	—
Total	$1,954,918	$(1,954,918)	$—

(1)	Cash collateral with a fair value of $2,058,636 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

JPMorgan Emerging Markets Equity

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas Prime Brokerage Intl Ltd	$54,865	$(54,865)	$—
TD Prime Services LLC	56,225	(56,225)	—
Wells Fargo Bank NA	1,479,744	(1,479,744)	—
Total	$1,590,834	$(1,590,834)	$—

(1)	Collateral with a value of $1,643,777 (comprised of $1,120,286 of investments in securities at fair value and $523,491 of cash) has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Capital Appreciation

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Barclays Bank PLC	$1,293,774	$(1,293,774)	$—
BNP Paribas	1,212,575	(1,212,575)	—
BofA Securities Inc	40,773,178	(40,773,178)	—
Daiwa Capital Markets America Inc.	2,001,839	(2,001,839)	—
J.P. Morgan Securities LLC	23,744,875	(23,744,875)	—
Morgan Stanley & Co. LLC	3,019,830	(3,019,830)	—
Nomura Securities International, Inc.	302,192	(302,192)	—
TD Securities Inc	1,000,186	(1,000,186)	—
Total	$73,348,449	$(73,348,449)	$—

(1)	Cash collateral with a fair value of $75,347,317 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

T. Rowe Price Equity Income

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BNP Paribas Prime Brokerage Intl Ltd	$1,300,869	$(1,300,869)	$—
Citigroup Global Markets Inc.	610,508	(610,508)	—
State Street Bank and Trust Company	7,805,347	(7,805,347)	—
Total	$9,716,724	$(9,716,724)	$—

(1)	Cash collateral with a fair value of $9,957,255 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, income from passive foreign investment companies (PFICs) and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Government Liquid Assets	$45,000,362	$—	$12,799,464	$—
CBRE Global Real Estate	3,380,594	1,867,682	6,868,125	8,725,117
Invesco Growth and Income	6,909,981	25,760,808	9,856,260	49,485,751
JPMorgan Emerging Markets Equity	5,215,323	—	—	97,648,575
Morgan Stanley Global Franchise	1,277,279	25,548,938	2,051,533	31,288,399
T. Rowe Price Capital Appreciation	139,288,132	777,167,953	366,382,363	710,644,044
T. Rowe Price Equity Income	6,888,676	18,931,844	10,037,507	33,457,979

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Government Liquid Assets	$—	$—	$—	$(175,828)	Short-term	$—	$(177,357)
				(1,529)	Long-term
				$(177,357)
CBRE Global Real Estate	5,012,618	—	18,207,351	(2,074,808)	Short-term	—	21,145,161

Invesco Growth and Income	5,911,303	38,697,049	60,363,423	—	—	—	104,971,775

JPMorgan Emerging Markets Equity	2,322,536	—	48,903,438	(13,209,622)	Short-term	(1,012,945)	21,540,527
				(15,462,880)	Long-term
				$(28,672,502)

Morgan Stanley Global Franchise	1,374,757	28,737,869	85,786,903	—	—	—	115,899,529

T. Rowe Price Capital Appreciation	48,838,061	92,947,383	772,065,299	—	—	—	913,850,743

T. Rowe Price Equity Income	1,682,799	14,915,728	70,899,100	—	—	—	87,497,627

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the following Portfolio paid dividends from net investment income of:

		Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Government Liquid Assets
Class I	$0.0043	$-	$-	August 1, 2024	Daily
Class S	$0.0041	$-	$-	August 1, 2024	Daily
Class S2	$0.0040	$-	$-	August 1, 2024	Daily

CBRE Global Real Estate
Class ADV	$0.2575	$-	$-	July 16, 2024	July 12, 2024
Class I	$0.3195	$-	$-	July 16, 2024	July 12, 2024
Class S	$0.2934	$-	$-	July 16, 2024	July 12, 2024
Class S2	$0.2792	$-	$-	July 16, 2024	July 12, 2024

Invesco Growth and Income
Class ADV	$0.2405	$0.0523	$2.4758	July 16, 2024	July 12, 2024
Class I	$0.3813	$0.0523	$2.4758	July 16, 2024	July 12, 2024
Class S	$0.3182	$0.0523	$2.4758	July 16, 2024	July 12, 2024
Class S2	$0.2915	$0.0523	$2.4758	July 16, 2024	July 12, 2024

JPMorgan Emerging Markets Equity
Class ADV	$0.0632	$-	$-	July 16, 2024	July 12, 2024
Class I	$0.1368	$-	$-	July 16, 2024	July 12, 2024
Class S	$0.1021	$-	$-	July 16, 2024	July 12, 2024
Class S2	$0.0790	$-	$-	July 16, 2024	July 12, 2024

Morgan Stanley Global Franchise
Class ADV	$0.0410	$0.0017	$1.5130	July 16, 2024	July 12, 2024
Class I	$0.1339	$0.0017	$1.5130	July 16, 2024	July 12, 2024
Class S	$0.0894	$0.0017	$1.5130	July 16, 2024	July 12, 2024
Class S2	$0.0660	$0.0017	$1.5130	July 16, 2024	July 12, 2024

T. Rowe Price Capital Appreciation
Class ADV	$0.1230	$0.0368	$0.3039	July 16, 2024	July 12, 2024
Class I	$0.1230	$0.0368	$0.3039	July 16, 2024	July 12, 2024
Class S	$0.1230	$0.0368	$0.3039	July 16, 2024	July 12, 2024
Class S2	$0.1230	$0.0368	$0.3039	July 16, 2024	July 12, 2024
Class S2	$0.1230	$0.0368	$0.3039	July 16, 2024	July 12, 2024

T. Rowe Price Equity Income
Class ADV	$0.0074	$0.0458	$0.4722	July 16, 2024	July 12, 2024
Class I	$0.0074	$0.0458	$0.4722	July 16, 2024	July 12, 2024
Class S	$0.0074	$0.0458	$0.4722	July 16, 2024	July 12, 2024
Class S2	$0.0074	$0.0458	$0.4722	July 16, 2024	July 12, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

34

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Principal Amount†	.	Value	Percentage of Net Assets
U.S. TREASURY DEBT: 56.4%
166,000,000 (1)	United States Treasury Bill, 5.120%, 07/23/2024	$165,467,417	15.5
24,000,000 (1)	United States Treasury Bill, 5.280%, 08/20/2024	23,824,667	2.2
35,000,000 (1)	United States Treasury Bill, 5.290%, 09/19/2024	34,591,861	3.2
24,000,000 (1)	United States Treasury Bill, 5.310%, 10/29/2024	23,585,880	2.2
47,500,000 (1)	United States Treasury Bill, 5.320%, 11/14/2024	46,572,721	4.4
35,500,000 (1)	United States Treasury Bill, 5.320%, 12/05/2024	34,702,680	3.2
67,250,000 (1)	United States Treasury Bill, 5.340%, 10/08/2024	66,282,512	6.2
12,250,000 (2)	United States Treasury Floating Rate Notes, 4.931%, (USBMMY3M + 0.200%), 01/31/2025	12,260,534	1.2
147,700,000 (2)	United States Treasury Floating Rate Notes, 5.347%, (USBMMY3M + 0.037%), 07/31/2024	147,700,907	13.8
48,000,000 (2)	United States Treasury Floating Rate Notes, 5.450%, (USBMMY3M + 0.140%), 10/31/2024	48,016,447	4.5
		603,005,626	56.4
	Total U.S. Treasury Debt (Cost $603,005,626)	603,005,626	56.4
U.S. GOVERNMENT AGENCY DEBT: 18.7%
1,000,000 (1)	Federal Home Loan Bank Discount Notes, 5.240%, 01/24/2025	971,078	0.1
42,000,000 (1)	Federal Home Loan Bank Discount Notes, 15.970%, 07/01/2024	42,000,000	3.9
22,750,000	Federal Home Loan Banks, 1.150%, 12/10/2024	22,344,634	2.1
47,750,000 (2)	Federal Home Loan Banks, 5.330%, (SOFRRATE + 0.000%), 07/09/2024	47,750,000	4.5
23,750,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 08/27/2024	23,750,000	2.2
24,500,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 09/23/2024	24,500,000	2.3
12,000,000 (2)	Federal Home Loan Banks, 5.340%, (SOFRRATE + 0.010%), 09/24/2024	12,000,000	1.1
12,500,000 (2)	Federal Home Loan Banks, 5.350%, (SOFRRATE + 0.020%), 01/02/2025	12,500,000	1.2
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: (continued)
1,650,000	Federal Home Loan Banks, 5.370%, 05/20/2025	$1,649,291	0.2
12,000,000 (2)	Federal Home Loan Banks 0004, 5.335%, (SOFRRATE + 0.005%), 08/26/2024	12,000,000	1.1
		199,465,003	18.7
	Total U.S. Government Agency Debt (Cost $199,465,003)	199,465,003	18.7

U.S. TREASURY REPURCHASE AGREEMENTS: 21.8%
233,395,000	Deutsche Bank, Repurchase Agreement dated 06/28/2024, 5.330%, due 07/01/2024 to be received upon repurchase (Collateralized by $267,872,400, various U.S. Treasuries, 0.625- 4.875%, Market Value plus accrued interest $238,062,964 due 12/31/24-2/15/33)	233,395,000	21.8
	Total U.S. Treasury Repurchase Agreements (Cost $233,395,000)	233,395,000	21.8
	Total Investments in Securities (Cost $1,035,865,629)	$1,035,865,629	96.9
	Assets in Excess of Other Liabilities	33,682,354	3.1
	Net Assets	$1,069,547,983	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.

(2)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.

Reference Rate Abbreviations:

SOFRRATE	1-day Secured Overnight Financing Rate
USBMMY3M	U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

35

Voya Government Liquid Assets Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Debt	$—	$199,465,003	$—	$199,465,003
U.S. Treasury Debt	—	603,005,626	—	603,005,626
U.S. Treasury Repurchase Agreements	—	233,395,000	—	233,395,000
Total Investments, at fair value	$—	$1,035,865,629	$—	$1,035,865,629

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Fund’s treasury repurchase agreement by counterparty which is subject to offset under a MRA as of June 30, 2024:

Counterparty	U.S. Treasury Repurchase Agreements, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$233,395,000	$(233,395,000)	$—
Totals	$233,395,000	$(233,395,000)	$—

(1)	Collateral with a fair value of $238,062,964 has been pledged in connection with the above treasury repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

See Accompanying Notes to Financial Statements

36

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Australia: 5.2%
165,176	Goodman Group	$3,810,582	2.3
192,192	HMC Capital Ltd.	917,435	0.5
1,535,553	Scentre Group	3,182,733	1.9
302,304	Stockland	837,310	0.5
		8,748,060	5.2
	Belgium: 1.2%
10,184	Montea NV	862,078	0.5
42,546	Warehouses De Pauw CVA	1,149,110	0.7
		2,011,188	1.2
	Canada: 3.2%
20,319	Boardwalk Real Estate Investment Trust	1,046,806	0.6
33,957 (1)	Canadian Apartment Properties REIT	1,103,314	0.7
89,620 (1)	Chartwell Retirement Residences	841,795	0.5
11,877	Granite Real Estate Investment Trust	588,532	0.3
136,899	H&R Real Estate Investment Trust	895,615	0.5
56,126	InterRent Real Estate Investment Trust	488,623	0.3
36,520 (1)	RioCan Real Estate Investment Trust	448,742	0.3
		5,413,427	3.2
	France: 3.6%
24,115	Carmila SA	405,725	0.2
70,482	Klepierre SA	1,881,726	1.1
72,921	Mercialys SA	810,953	0.5
37,823	Unibail-Rodamco-Westfield	2,989,042	1.8
		6,087,446	3.6
	Germany: 1.0%
46,188 (2)	Grand City Properties SA	536,016	0.3
82,794 (2)	TAG Immobilien AG	1,210,145	0.7
		1,746,161	1.0
	Hong Kong: 3.8%
323,116	Kerry Properties Ltd.	562,199	0.3
266,446	Link REIT	1,034,707	0.6
251,920	Sun Hung Kai Properties Ltd.	2,182,772	1.3
564,579	Swire Properties Ltd.	899,461	0.5
677,112	Wharf Real Estate Investment Co. Ltd.	1,794,643	1.1
		6,473,782	3.8
	Japan: 8.4%
305	Activia Properties, Inc.	690,937	0.4
508	AEON REIT Investment Corp.	420,756	0.2
905	Daiwa House REIT Investment Corp.	1,385,677	0.8
220	Daiwa Office Investment Corp.	387,952	0.2
518	Hulic Reit, Inc.	470,874	0.3
2,054	Japan Hotel REIT Investment Corp.	991,675	0.6
2,972	Japan Metropolitan Fund Invest	1,672,168	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
1,639	Kenedix Office Investment Corp.	$1,593,217	0.9
1,885	LaSalle Logiport REIT	1,732,748	1.0
181,536	Mitsui Fudosan Co. Ltd.	1,670,842	1.0
1,144	Orix JREIT, Inc.	1,133,676	0.7
53,900 (1)	Tokyo Tatemono Co. Ltd.	857,694	0.5
198,055	Tokyu Fudosan Holdings Corp.	1,329,449	0.8
		14,337,665	8.4
	Luxembourg: 0.3%
11,835	Shurgard Self Storage Ltd.	457,442	0.3

	Netherlands: 0.3%
23,874	Eurocommercial Properties NV	575,221	0.3

	Singapore: 3.6%
1,349,717	CapitaLand Ascendas REIT	2,543,036	1.5
332,300	CapitaLand Integrated Commercial Trust	483,812	0.3
442,700	CapitaLand Investment Ltd./Singapore	865,797	0.5
1,771,190	Frasers Logistics & Commercial Trust	1,238,616	0.7
1,472,400	Keppel REIT	904,932	0.6
		6,036,193	3.6
	Sweden: 1.2%
17,912	Catena AB	895,121	0.5
62,544	Pandox AB	1,115,192	0.7
		2,010,313	1.2
	Switzerland: 0.5%
6,825	PSP Swiss Property AG, Reg	876,126	0.5

	United Kingdom: 3.8%
42,410	Big Yellow Group PLC	627,185	0.4
114,885	Land Securities Group PLC	897,659	0.5
804,497	LondonMetric Property PLC	1,959,122	1.1
569,074	NewRiver REIT PLC	561,058	0.3
750,751	Tritax Big Box REIT PLC	1,467,865	0.9
86,452	UNITE Group PLC	975,288	0.6
		6,488,177	3.8
	United States: 63.3%
33,737	Acadia Realty Trust	604,567	0.4
28,823	Alexandria Real Estate Equities, Inc.	3,371,426	2.0
111,199	Americold Realty Trust, Inc.	2,840,023	1.7
19,658	AvalonBay Communities, Inc.	4,067,044	2.4
114,598	Brixmor Property Group, Inc.	2,646,068	1.6
88,660	CubeSmart	4,004,772	2.4
55,002	Empire State Realty Trust, Inc. - Class A	515,919	0.3
15,073	Equinix, Inc.	11,404,232	6.7
53,293	Equity Residential	3,695,337	2.2

See Accompanying Notes to Financial Statements

37

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
22,319	Extra Space Storage, Inc.	$3,468,596	2.0
35,143	Four Corners Property Trust, Inc.	866,978	0.5
90,060	Healthpeak Properties, Inc.	1,765,176	1.0
43,664	Highwoods Properties, Inc.	1,147,053	0.7
10,053	Hilton Worldwide Holdings, Inc.	2,193,565	1.3
164,518	Host Hotels & Resorts, Inc.	2,958,034	1.7
49,081	Macerich Co.	757,811	0.4
3,299	Marriott International, Inc. - Class A	797,599	0.5
65,374	National Retail Properties, Inc.	2,784,932	1.6
58,686	Park Hotels & Resorts, Inc.	879,116	0.5
33,936	Prologis, Inc.	3,811,352	2.2
27,173	Public Storage	7,816,313	4.6
204,426	Realty Income Corp.	10,797,781	6.4
24,824	Regency Centers Corp.	1,544,053	0.9
77,116	Rexford Industrial Realty, Inc.	3,438,602	2.0
8,403	SBA Communications Corp.	1,649,509	1.0
68,524	Simon Property Group, Inc.	10,401,943	6.1
30,885	STAG Industrial, Inc.	1,113,713	0.6
40,326	Sun Communities, Inc.	4,852,831	2.9
24,755	Tanger Factory Outlet Centers, Inc.	671,108	0.4
167,275	VICI Properties, Inc.	4,790,756	2.8
56,357	Welltower, Inc.	5,875,217	3.5
		107,531,426	63.3
	Total Common Stock (Cost $152,172,909)	168,792,627	99.4
	Total Long-Term Investments (Cost $152,172,909)	168,792,627	99.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.5%
	Repurchase Agreements: 1.2%
58,636 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $58,662, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $59,809, due 08/08/24-04/20/74)	58,636	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,000,447, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 01/15/25-11/01/53)	$1,000,000	0.6
1,000,000 (3)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $1,000,439, collateralized by various U.S. Government Securities, 0.750%- 4.375%, Market Value plus accrued interest $1,020,003, due 07/01/24-09/09/49)	1,000,000	0.6
	Total Repurchase Agreements (Cost $2,058,636)	2,058,636	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
431,088 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $431,088)	$431,088	0.3
	Total Short-Term Investments (Cost $2,489,724)	2,489,724	1.5
	Total Investments in Securities (Cost $154,662,633)	$171,282,351	100.9
	Liabilities in Excess of Other Assets	(1,535,831)	(0.9)
	Net Assets	$169,746,520	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.

(2)	Non-income producing security.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

38

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$8,748,060	$—	$8,748,060
Belgium	—	2,011,188	—	2,011,188
Canada	5,413,427	—	—	5,413,427
France	—	6,087,446	—	6,087,446
Germany	—	1,746,161	—	1,746,161
Hong Kong	—	6,473,782	—	6,473,782
Japan	—	14,337,665	—	14,337,665
Luxembourg	—	457,442	—	457,442
Netherlands	—	575,221	—	575,221
Singapore	—	6,036,193	—	6,036,193
Sweden	—	2,010,313	—	2,010,313
Switzerland	—	876,126	—	876,126
United Kingdom	—	6,488,177	—	6,488,177
United States	107,531,426	—	—	107,531,426
Total Common Stock	112,944,853	55,847,774	—	168,792,627
Short-Term Investments	431,088	2,058,636	—	2,489,724
Total Investments, at fair value	$113,375,941	$57,906,410	$—	$171,282,351

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

39

VY® CBRE Global Real Estate Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$5,732
Total	$5,732

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Forward
foreign
currency
Derivatives not accounted for as hedging instruments	contracts
Foreign exchange contracts	$22
Total	$22

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $163,454,415.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$18,782,925
Gross Unrealized Depreciation	(10,965,045)
Net Unrealized Appreciation	$7,817,880

See Accompanying Notes to Financial Statements

40

VY® Invesco Growth	PORTFOLIO OF INVESTMENTS
and Income Portfolio	as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.6%
	Communication Services: 6.9%
50,313	Alphabet, Inc. - Class A	$9,164,513	2.5
65,829	Comcast Corp. - Class A	2,577,863	0.7
8,722	Meta Platforms, Inc. - Class A	4,397,807	1.2
27,748	T-Mobile US, Inc.	4,888,643	1.3
44,611	Walt Disney Co.	4,429,426	1.2
		25,458,252	6.9
	Consumer Discretionary: 5.8%
40,334 (1)	Amazon.com, Inc.	7,794,546	2.1
96,571	General Motors Co.	4,486,689	1.2
24,423	Genuine Parts Co.	3,378,189	0.9
73,107	Las Vegas Sands Corp.	3,234,985	0.9
24,065	TJX Cos., Inc.	2,649,556	0.7
		21,543,965	5.8
	Consumer Staples: 5.1%
111,903	Kraft Heinz Co.	3,605,515	1.0
64,701	Philip Morris International, Inc.	6,556,152	1.8
69,735	Sysco Corp.	4,978,382	1.3
73,003 (1)	US Foods Holding Corp.	3,867,699	1.0
		19,007,748	5.1
	Energy: 8.9%
37,171	Chevron Corp.	5,814,288	1.6
60,826	ConocoPhillips	6,957,278	1.9
77,748	Exxon Mobil Corp.	8,950,350	2.4
20,034	Phillips 66	2,828,200	0.7
113,193	Shell PLC	4,059,990	1.1
114,243	Suncor Energy, Inc.	4,354,937	1.2
		32,965,043	8.9
	Financials: 21.7%
22,455	Allstate Corp.	3,585,165	1.0
14,291	American Express Co.	3,309,081	0.9
78,457	American International Group, Inc.	5,824,648	1.6
313,652	Bank of America Corp.	12,473,940	3.4
76,742	Charles Schwab Corp.	5,655,118	1.5
143,767	Citizens Financial Group, Inc.	5,179,925	1.4
41,606	Fidelity National Information Services, Inc.	3,135,428	0.8
42,306 (1)	Fiserv, Inc.	6,305,286	1.7
13,154	Goldman Sachs Group, Inc.	5,949,817	1.6
42,051	KKR & Co., Inc.	4,425,447	1.2
35,649	PNC Financial Services Group, Inc.	5,542,707	1.5
210,763	Wells Fargo & Co.	12,517,215	3.4
24,080	Willis Towers Watson PLC	6,312,331	1.7
		80,216,108	21.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: 13.9%
95,103	Bristol-Myers Squibb Co.	$3,949,628	1.1
42,991 (1)	Centene Corp.	2,850,303	0.8
9,258	Cigna Group	3,060,417	0.8
45,137	CVS Health Corp.	2,665,791	0.7
6,233	Elevance Health, Inc.	3,377,413	0.9
32,120	GE HealthCare Technologies, Inc.	2,502,790	0.7
140,200	GSK PLC	2,696,626	0.7
12,030	Humana, Inc.	4,495,010	1.2
50,460	Johnson & Johnson	7,375,234	2.0
70,990	Medtronic PLC	5,587,623	1.5
33,214	Merck & Co., Inc.	4,111,893	1.1
100,590	Pfizer, Inc.	2,814,508	0.8
57,950	Sanofi	5,588,880	1.5
791	UnitedHealth Group, Inc.	402,825	0.1
		51,478,941	13.9
	Industrials: 14.3%
139,584	CSX Corp.	4,669,085	1.3
34,273	Emerson Electric Co.	3,775,514	1.0
17,493	FedEx Corp.	5,245,101	1.4
26,598	Ferguson PLC	5,150,703	1.4
19,216	JB Hunt Transport Services, Inc.	3,074,560	0.8
111,875	Johnson Controls International PLC	7,436,331	2.0
20,877	Norfolk Southern Corp.	4,482,083	1.2
14,656	Parker-Hannifin Corp.	7,413,151	2.0
56,705	Raytheon Technologies Corp.	5,692,615	1.6
33,280	Stanley Black & Decker, Inc.	2,658,739	0.7
36,865	Textron, Inc.	3,165,229	0.9
		52,763,111	14.3
	Information Technology: 12.7%
81,049	Cisco Systems, Inc.	3,850,638	1.1
63,720	Cognizant Technology Solutions Corp. - Class A	4,332,960	1.2
116,306	Intel Corp.	3,601,997	1.0
3,265	Lam Research Corp.	3,476,735	0.9
25,811	Microchip Technology, Inc.	2,361,707	0.6
45,282	Micron Technology, Inc.	5,955,941	1.6
16,874	NXP Semiconductors NV	4,540,625	1.2
50,080	Oracle Corp.	7,071,296	1.9
16,331	Salesforce, Inc.	4,198,700	1.1
24,447	TE Connectivity Ltd.	3,677,562	1.0
12,555 (1)	Zebra Technologies Corp. - Class A	3,878,616	1.1
		46,946,777	12.7
	Materials: 3.3%
150,447	Barrick Gold Corp.	2,509,456	0.7
50,837	Corteva, Inc.	2,742,148	0.7

See Accompanying Notes to Financial Statements

41

VY® Invesco Growth	PORTFOLIO OF INVESTMENTS
and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
52,572	DuPont de Nemours, Inc.	$4,231,520	1.2
21,036	PPG Industries, Inc.	2,648,222	0.7
		12,131,346	3.3
	Real Estate: 2.0%
84,709 (1)	CBRE Group, Inc. - Class A	7,548,419	2.0

	Utilities: 3.0%
42,376	American Electric Power Co., Inc.	3,718,070	1.0
79,480	FirstEnergy Corp.	3,041,700	0.8
154,023	PPL Corp.	4,258,736	1.2
		11,018,506	3.0
	Total Common Stock (Cost $294,132,776)	361,078,216	97.6

	Total Investments in Securities
	(Cost $294,132,776)	$361,078,216	97.6
	Assets in Excess of Other Liabilities	8,865,008	2.4
	Net Assets	$369,943,224	100.0

(1)	Non-income producing security.

See Accompanying Notes to Financial Statements

42

VY® Invesco Growth	PORTFOLIO OF INVESTMENTS
and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$25,458,252	$—	$—	$25,458,252
Consumer Discretionary	21,543,965	—	—	21,543,965
Consumer Staples	19,007,748	—	—	19,007,748
Energy	28,905,053	4,059,990	—	32,965,043
Financials	80,216,108	—	—	80,216,108
Health Care	43,193,435	8,285,506	—	51,478,941
Industrials	52,763,111	—	—	52,763,111
Information Technology	46,946,777	—	—	46,946,777
Materials	12,131,346	—	—	12,131,346
Real Estate	7,548,419	—	—	7,548,419
Utilities	11,018,506	—	—	11,018,506
Total Common Stock	348,732,720	12,345,496	—	361,078,216
Total Investments, at fair value	$348,732,720	$12,345,496	$—	$361,078,216
Other Financial Instruments+
Forward Foreign Currency Contracts	—	90,164	—	90,164
Total Assets	$348,732,720	$12,435,660	$—	$361,168,380
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(18,869)	$—	$(18,869)
Total Liabilities	$—	$(18,869)	$—	$(18,869)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for VY® Invesco Growth and Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,244,560	EUR	3,919,565	State Street Bank and Trust Co.	07/05/24	$46,287
USD	5,758,784	GBP	4,530,227	State Street Bank and Trust Co.	07/05/24	32,039
CAD	4,659,883	USD	3,404,232	State Street Bank and Trust Co.	07/05/24	2,232
USD	97,951	EUR	89,758	State Street Bank and Trust Co.	07/05/24	1,811
USD	59,185	EUR	54,730	State Street Bank and Trust Co.	07/05/24	564
CAD	174,841	USD	127,316	State Street Bank and Trust Co.	07/05/24	496
USD	300,481	CAD	410,413	State Street Bank and Trust Co.	07/05/24	461
USD	68,906	CAD	93,934	State Street Bank and Trust Co.	07/05/24	239
USD	101,548	CAD	138,618	State Street Bank and Trust Co.	07/05/24	216
USD	58,138	EUR	54,112	State Street Bank and Trust Co.	07/05/24	178
CAD	66,879	USD	48,763	State Street Bank and Trust Co.	07/05/24	126
USD	81,545	GBP	64,482	State Street Bank and Trust Co.	07/05/24	33
EUR	3,927,272	USD	4,206,500	State Street Bank and Trust Co.	07/05/24	26
EUR	59,784	USD	64,031	State Street Bank and Trust Co.	07/05/24	4
CAD	127,182	USD	92,970	State Street Bank and Trust Co.	07/05/24	3
USD	108,654	EUR	101,462	State Street Bank and Trust Co.	07/05/24	(23)
CAD	79,802	USD	58,361	State Street Bank and Trust Co.	07/05/24	(24)
CAD	216,127	USD	158,067	State Street Bank and Trust Co.	07/05/24	(75)

See Accompanying Notes to Financial Statements

43

VY® Invesco Growth	PORTFOLIO OF INVESTMENTS
and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	53,431	CAD	73,205	State Street Bank and Trust Co.	07/05/24	$(83)
CAD	68,016	USD	49,812	State Street Bank and Trust Co.	07/05/24	(91)
EUR	65,458	USD	70,301	State Street Bank and Trust Co.	07/05/24	(188)
USD	50,125	CAD	68,913	State Street Bank and Trust Co.	07/05/24	(252)
EUR	87,865	USD	94,450	State Street Bank and Trust Co.	07/05/24	(337)
GBP	67,401	USD	85,614	State Street Bank and Trust Co.	07/05/24	(411)
EUR	79,249	USD	85,947	State Street Bank and Trust Co.	07/05/24	(1,063)
GBP	212,253	USD	271,315	State Street Bank and Trust Co.	07/05/24	(3,002)
USD	3,363,197	CAD	4,607,647	State Street Bank and Trust Co.	07/05/24	(5,082)
CAD	200,978	USD	146,963	State Street Bank and Trust Co.	08/06/24	68
GBP	321,952	USD	407,134	State Street Bank and Trust Co.	08/06/24	(60)
USD	4,212,882	EUR	3,927,272	State Street Bank and Trust Co.	08/06/24	(244)
USD	3,406,653	CAD	4,659,883	State Street Bank and Trust Co.	08/06/24	(2,405)
GBP	4,315,055	USD	5,460,270	The Bank of New York Mellon	07/05/24	(5,529)
USD	5,461,306	GBP	4,315,055	The Bank of New York Mellon	08/06/24	5,381
						$71,295

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$90,164
Total Asset Derivatives		$90,164
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$18,869
Total Liability Derivatives		$18,869

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$124,364
Total	$124,364

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$160,907
Total	$160,907

See Accompanying Notes to Financial Statements

44

VY® Invesco Growth	PORTFOLIO OF INVESTMENTS
and Income Portfolio	as of June 30, 2024 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	State Street Bank and Trust Co.	The Bank of New York Mellon	Total
Assets:
Forward foreign currency contracts	$84,783	$5,381	$90,164
Total Assets	$84,783	$5,381	$90,164
Liabilities:
Forward foreign currency contracts	$13,340	$5,529	$18,869
Total Liabilities	$13,340	$5,529	$18,869
Net OTC derivative instruments by counterparty, at fair value	$71,443	$(148)	$71,295
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—
Net Exposure(1)	$71,443	$(148)	$71,295

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $295,018,419.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$81,249,000
Gross Unrealized Depreciation	(15,079,518)
Net Unrealized Appreciation	$66,169,482

See Accompanying Notes to Financial Statements

45

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Brazil: 7.6%
321,422	Banco BTG Pactual SA	$1,771,527	0.6
474,666	Itau Unibanco Holding SA, ADR	2,772,049	1.0
629,126 (1)	NU Holdings Ltd./Cayman Islands - Class A	8,109,434	2.8
232,229	Petroleo Brasileiro SA, ADR	3,167,604	1.1
568,604	Raia Drogasil SA	2,618,176	0.9
443,082	WEG SA	3,340,097	1.2
		21,778,887	7.6
	China: 21.8%
51,200	Alibaba Group Holding Ltd., ADR	3,686,400	1.3
64,700	Contemporary Amperex Technology Co. Ltd. - Class A	1,602,714	0.6
327,037	Full Truck Alliance Co. Ltd., ADR	2,629,377	0.9
381,669	Fuyao Glass Industry Group Co. Ltd. - Class A	2,516,077	0.9
90,793	H World Group Ltd., ADR	3,025,223	1.1
289,287	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	1,853,412	0.6
102,286	Kanzhun Ltd., ADR	1,924,000	0.7
16,500	Kweichow Moutai Co. Ltd. - Class A	3,324,454	1.2
463,500	Midea Group Co. Ltd. - Class A	4,109,276	1.4
304,728	Montage Technology Co. Ltd. - Class A	2,383,644	0.8
153,965	NetEase, Inc.	2,940,104	1.0
2,915	NetEase, Inc., ADR	278,616	0.1
72,621	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	2,905,444	1.0
304,000	Shenzhou International Group Holdings Ltd.	2,969,589	1.0
105,000	Silergy Corp.	1,489,353	0.5
350,000	Tencent Holdings Ltd.	16,604,115	5.8
194,594	Wanhua Chemical Group Co. Ltd. - Class A	2,161,349	0.8
154,000	Wuliangye Yibin Co. Ltd. - Class A	2,707,184	0.9
116,625	Yum China Holdings, Inc.	3,596,715	1.2
		62,707,046	21.8
	Hong Kong: 2.3%
489,800	AIA Group Ltd.	3,313,864	1.1
300,500	Techtronic Industries Co. Ltd.	3,425,667	1.2
		6,739,531	2.3
	India: 14.9%
18,874	Apollo Hospitals Enterprise Ltd.	1,397,509	0.5
50,497	Asian Paints Ltd.	1,763,092	0.6
55,676	Bajaj Finance Ltd.	4,744,880	1.7
166,642	Bharti Airtel Ltd.	2,883,146	1.0
8,463 (1)	Britannia Industries Ltd.	555,046	0.2
285,538	HDFC Bank Ltd.	5,766,214	2.0
278,507	ICICI Bank Ltd.	4,008,663	1.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
109,510	Infosys Ltd.	$2,055,139	0.7
86,254 (2)	Infosys Ltd. - Foreign, ADR	1,606,050	0.6
503,612	ITC Ltd.	2,563,178	0.9
186,451	Kotak Mahindra Bank Ltd.	4,019,810	1.4
22,004 (1)	MakeMyTrip Ltd.	1,850,536	0.6
68,833	Shriram Finance Ltd.	2,397,532	0.8
75,083	Tata Consultancy Services Ltd.	3,507,372	1.2
26,160	UltraTech Cement Ltd.	3,654,989	1.3
		42,773,156	14.9
	Indonesia: 3.0%
7,730,700	Bank Central Asia Tbk PT	4,677,777	1.6
14,331,551	Bank Rakyat Indonesia Persero Tbk PT	4,018,517	1.4
		8,696,294	3.0
	Ireland: 0.9%
19,637 (1)	PDD Holdings, Inc., ADR	2,610,739	0.9

	Macao: 0.6%
816,400 (1)	Sands China Ltd.	1,697,545	0.6

	Mexico: 3.9%
16,692	Fomento Economico Mexicano SAB de CV - Foreign, ADR	1,796,894	0.6
416,374	Grupo Financiero Banorte SAB de CV - Class O	3,240,412	1.1
347,548	Grupo Mexico SAB de CV	1,875,182	0.7
1,262,724	Wal-Mart de Mexico SAB de CV	4,313,070	1.5
		11,225,558	3.9
	Panama: 1.2%
35,564	Copa Holdings SA - Class A	3,384,982	1.2

	Portugal: 1.2%
179,303	Jeronimo Martins SGPS SA	3,504,295	1.2

	South Africa: 3.5%
129,222	Bid Corp. Ltd.	3,017,660	1.0
26,575	Capitec Bank Holdings Ltd.	3,858,565	1.3
214,283	Shoprite Holdings Ltd.	3,359,972	1.2
		10,236,197	3.5
	South Korea: 10.4%
66,838	Kia Corp.	6,254,124	2.2
268,425	Samsung Electronics Co. Ltd.	15,797,836	5.5
46,025 (1)	SK hynix, Inc.	7,810,839	2.7
		29,862,799	10.4
	Spain: 2.2%
619,871	Banco Bilbao Vizcaya Argentaria SA	6,222,572	2.2

	Taiwan: 17.8%
461,000	ASE Technology Holding Co. Ltd.	2,388,123	0.8
603,141	Chailease Holding Co. Ltd.	2,846,819	1.0
297,000	Delta Electronics, Inc.	3,542,469	1.2
86,000	MediaTek, Inc.	3,703,883	1.3

See Accompanying Notes to Financial Statements

46

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
116,000	Realtek Semiconductor Corp.	$1,946,623	0.7
907,223	Taiwan Semiconductor Manufacturing Co. Ltd.	26,878,863	9.3
43,144	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	7,498,859	2.6
30,000	Wiwynn Corp.	2,429,623	0.9
		51,235,262	17.8
	Turkey: 3.9%
920,687	Aselsan Elektronik Sanayi Ve Ticaret AS	1,652,203	0.6
218,618	BIM Birlesik Magazalar AS	3,648,682	1.3
392,828	KOC Holding AS	2,728,344	0.9
3,209,302	Yapi ve Kredi Bankasi AS	3,321,857	1.1
		11,351,086	3.9
	United States: 0.7%
7,569	Estee Lauder Cos., Inc. - Class A	805,342	0.3
26,650	Las Vegas Sands Corp.	1,179,262	0.4
		1,984,604	0.7
	Uruguay: 3.2%
9,066 (1)	Globant SA	1,616,105	0.5
4,671 (1)	MercadoLibre, Inc.	7,676,322	2.7
		9,292,427	3.2
	Total Common Stock (Cost $234,872,101)	285,302,980	99.1
	Total Long-Term Investments (Cost $234,872,101)	285,302,980	99.1

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
	Repurchase Agreements: 0.4%
1,000,000 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,000,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 08/08/24-04/20/74)	1,000,000	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
120,286 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $120,340, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 7.000%, Market Value plus accrued interest $122,692, due 01/15/25-11/01/53)	$120,286	0.0
	Total Repurchase Agreements (Cost $1,120,286)	1,120,286	0.4
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
475,695 (4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $475,695)	$475,695	0.2
	Total Short-Term Investments (Cost $1,595,981)	1,595,981	0.6
	Total Investments in Securities (Cost $236,468,082)	$286,898,961	99.7
	Assets in Excess of Other Liabilities	819,702	0.3
	Net Assets	$287,718,663	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

47

VY® JPMorgan Emerging Markets Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$21,778,887	$—	$—	$21,778,887
China	17,656,408	45,050,638	—	62,707,046
Hong Kong	—	6,739,531	—	6,739,531
India	3,456,586	39,316,570	—	42,773,156
Indonesia	—	8,696,294	—	8,696,294
Ireland	2,610,739	—	—	2,610,739
Macao	—	1,697,545	—	1,697,545
Mexico	11,225,558	—	—	11,225,558
Panama	3,384,982	—	—	3,384,982
Portugal	—	3,504,295	—	3,504,295
South Africa	3,017,660	7,218,537	—	10,236,197
South Korea	—	29,862,799	—	29,862,799
Spain	—	6,222,572	—	6,222,572
Taiwan	7,498,859	43,736,403	—	51,235,262
Turkey	11,351,086	—	—	11,351,086
United States	1,984,604	—	—	1,984,604
Uruguay	9,292,427	—	—	9,292,427
Total Common Stock	93,257,796	192,045,184	—	285,302,980
Short-Term Investments	475,695	1,120,286	—	1,595,981
Total Investments, at fair value	$93,733,491	$193,165,470	$—	$286,898,961

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $239,438,720.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$69,118,140
Gross Unrealized Depreciation	(21,088,544)
Net Unrealized Appreciation	$48,029,596

See Accompanying Notes to Financial Statements

48

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	France: 5.0%
12,312	L'Oreal SA	$5,419,321	1.8
5,259	LVMH Moet Hennessy Louis Vuitton SE	4,037,815	1.3
41,350	Pernod Ricard SA	5,641,781	1.9
		15,098,917	5.0
	Germany: 6.7%
99,670	SAP SE	20,021,278	6.7

	Ireland: 6.8%
49,378	Accenture PLC - Class A	14,981,779	5.0
114,707	Experian PLC	5,328,896	1.8
		20,310,675	6.8
	Italy: 0.2%
80,680	Davide Campari-Milano NV	763,860	0.2

	Netherlands: 1.3%
12,402	Heineken NV	1,199,845	0.4
86,421	Universal Music Group NV	2,570,875	0.9
		3,770,720	1.3
	United Kingdom: 8.5%
1,380,609	Haleon PLC	5,617,284	1.9
140,392	Reckitt Benckiser Group PLC	7,595,070	2.6
54,806	RELX PLC - EUR	2,508,082	0.8
210,373	RELX PLC - GBP	9,639,017	3.2
		25,359,453	8.5
	United States: 69.5%
88,858	Abbott Laboratories	9,233,235	3.1
33,323	Aon PLC - Class A	9,782,966	3.3
31,055	Arthur J Gallagher & Co.	8,052,872	2.7
32,244	Automatic Data Processing, Inc.	7,696,320	2.6
42,977	Becton Dickinson and Co.	10,044,155	3.3
21,526	Broadridge Financial Solutions, Inc.	4,240,622	1.4
23,805	CDW Corp.	5,328,511	1.8
15,334	CME Group, Inc.	3,014,664	1.0
144,443	Coca-Cola Co.	9,193,797	3.1
27,929	Constellation Brands, Inc. - Class A	7,185,573	2.4
9,171	Danaher Corp.	2,291,374	0.8
26,093	Equifax, Inc.	6,326,509	2.1
6,751	FactSet Research Systems, Inc.	2,756,231	0.9
40,686 (1)	Hologic, Inc.	3,020,936	1.0
96,216	Intercontinental Exchange, Inc.	13,171,008	4.4
8,776	Jack Henry & Associates, Inc.	1,456,992	0.5
58,302	Microsoft Corp.	26,058,079	8.7
11,123	Moody's Corp.	4,682,004	1.6
55,058	Otis Worldwide Corp.	5,299,883	1.8
59,084	Philip Morris International, Inc.	5,986,982	2.0
48,804	Procter & Gamble Co.	8,048,756	2.7
14,320	Roper Technologies, Inc.	8,071,611	2.7
17,473	STERIS PLC	3,836,022	1.3
18,714	Thermo Fisher Scientific, Inc.	10,348,842	3.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
22,033	UnitedHealth Group, Inc.	$11,220,526	3.7
65,949	Visa, Inc. - Class A	17,309,634	5.8
24,156	Zoetis, Inc.	4,187,684	1.4
		207,845,788	69.5
	Total Common Stock (Cost $218,958,876)	293,170,691	98.0
	Total Long-Term Investments (Cost $218,958,876)	293,170,691	98.0

SHORT-TERM INVESTMENTS: 0.9%
	Mutual Funds: 0.9%
2,704,427 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $2,704,427)	$2,704,427	0.9
	Total Short-Term Investments (Cost $2,704,427)	2,704,427	0.9
	Total Investments in Securities (Cost $221,663,303)	$295,875,118	98.9
	Assets in Excess of Other Liabilities	3,170,441	1.1
	Net Assets	$299,045,559	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

49

VY® Morgan Stanley Global Franchise Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
France	$—	$15,098,917	$—	$15,098,917
Germany	—	20,021,278	—	20,021,278
Ireland	14,981,779	5,328,896	—	20,310,675
Italy	—	763,860	—	763,860
Netherlands	—	3,770,720	—	3,770,720
United Kingdom	—	25,359,453	—	25,359,453
United States	207,845,788	—	—	207,845,788
Total Common Stock	222,827,567	70,343,124	—	293,170,691
Short-Term Investments	2,704,427	—	—	2,704,427
Total Investments, at fair value	$225,531,994	$70,343,124	$—	$295,875,118

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $224,583,093.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$82,801,651
Gross Unrealized Depreciation	(9,570,414)
Net Unrealized Appreciation	$73,231,237

See Accompanying Notes to Financial Statements

50

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 63.6%
	Communication Services: 3.8%
1,238,263 (1)	Alphabet, Inc. - Class A	$225,549,605	2.7
191,653 (1)	Meta Platforms, Inc. - Class A	96,635,276	1.1
		322,184,881	3.8

	Consumer Discretionary: 4.1%
1,169,780 (1)(2)	Amazon.com, Inc.	226,059,985	2.7
190,317 (1)	Hilton Worldwide Holdings, Inc.	41,527,169	0.5
94,800 (1)	McDonald's Corp.	24,158,832	0.3
422,800 (1)	Yum! Brands, Inc.	56,004,088	0.6
		347,750,074	4.1

	Energy: 2.3%
4,024,744	Canadian Natural Resources Ltd.	143,280,887	1.7
647,700 (3)	Chesapeake Energy Corp.	53,234,463	0.6
		196,515,350	2.3

	Financials: 3.0%
63,600	Arthur J Gallagher & Co.	16,492,116	0.2
50,458	CME Group, Inc.	9,920,043	0.1
748,795	Intercontinental Exchange, Inc.	102,502,547	1.2
422,607	KKR & Co., Inc.	44,475,161	0.6
359,465 (1)	Marsh & McLennan Cos., Inc.	75,746,465	0.9
		249,136,332	3.0

	Health Care: 14.1%
421,418	AbbVie, Inc.	72,281,615	0.9
61,100 (2)	Argenx SE, ADR	26,275,444	0.3
2,528,885 (2)	Avantor, Inc.	53,612,362	0.6
683,265	Becton Dickinson and Co.	159,685,863	1.9
265,777 (2)	Biogen, Inc.	61,612,424	0.7
699,745	Danaher Corp.	174,831,288	2.1
85,200	Eli Lilly & Co.	77,138,376	0.9
712,550	GE Healthcare, Inc.	55,521,896	0.7
83,600	Humana, Inc.	31,237,140	0.4
35,104	McKesson Corp.	20,502,140	0.2
1,566,886	PerkinElmer, Inc.	164,303,666	2.0
116,248	Thermo Fisher Scientific, Inc.	64,285,144	0.8
424,213	UnitedHealth Group, Inc.	216,034,713	2.6
		1,177,322,071	14.1

	Industrials: 8.1%
129,871	AMETEK, Inc.	21,650,794	0.2
15,121,910 (2)	Aurora Innovation, Inc.	41,887,691	0.5
166,958 (2)	Boeing Co.	30,388,026	0.4
2,040,509 (1)	Fortive Corp.	151,201,717	1.8
566,323	Ingersoll Rand, Inc.	51,444,781	0.6
36,900	Northrop Grumman Corp.	16,086,555	0.2
75,877	Republic Services, Inc.	14,745,936	0.2
739,382	RTX Corp.	74,226,559	0.9
1,183,886	Veralto Corp.	113,025,596	1.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
943,327	Waste Connections, Inc.	$165,421,823	2.0
		680,079,478	8.1

	Information Technology: 21.1%
178,900 (2)	Advanced Micro Devices, Inc.	29,019,369	0.3
701,893	Apple, Inc.	147,832,704	1.8
120,100 (2)	Autodesk, Inc.	29,718,745	0.4
48,400	Broadcom, Inc.	77,707,652	0.9
255,912	Intuit, Inc.	168,187,925	2.0
189,239 (1)	Mastercard, Inc. - Class A	83,484,677	1.0
1,019,788	Microsoft Corp.	455,794,247	5.4
1,748,900	NVIDIA Corp.	216,059,106	2.6
726,998 (2)	PTC, Inc.	132,073,727	1.6
266,214 (1)	Roper Technologies, Inc.	150,054,183	1.8
485,034	Salesforce, Inc.	124,702,241	1.5
205,098 (2)	Teledyne Technologies, Inc.	79,573,922	1.0
270,212	Visa, Inc. - Class A	70,922,544	0.8
		1,765,131,042	21.1

	Materials: 1.9%
231,110	Linde PLC	101,413,379	1.2
103,100	Martin Marietta Materials, Inc.	55,859,580	0.7
		157,272,959	1.9

	Utilities: 5.2%
1,203,601	Ameren Corp.	85,588,067	1.0
3,472,919	CenterPoint Energy, Inc.	107,591,031	1.3
274,474	CMS Energy Corp.	16,339,437	0.2
554,140	DTE Energy Co.	61,515,081	0.7
1,206,620	Essential Utilities, Inc.	45,043,125	0.6
2,416,631	Exelon Corp.	83,639,599	1.0
1,175,371	NiSource, Inc.	33,862,439	0.4
10,246	WEC Energy Group, Inc.	803,901	0.0
		434,382,680	5.2

	Total Common Stock (Cost $4,351,041,249)	5,329,774,867	63.6

PREFERRED STOCK: 0.5%
	Consumer Discretionary: 0.3%
413,251 (4)(5)	Waymo LLC., Series A-2	25,497,587	0.3

	Utilities: 0.2%
256,173 (6)	CMS Energy Corp. 10/15/2078	6,178,893	0.1
127,474 (6)	CMS Energy Corp. 3/1/2079	3,086,145	0.1
95,629 (6)	SCE Trust IV	2,253,019	0.0
		11,518,057	0.2

	Total Preferred Stock (Cost $47,466,606)	37,015,644	0.5

See Accompanying Notes to Financial Statements

51

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 11.2%
	Communications: 0.9%
31,104,000 (7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	$29,104,837	0.4
42,796,000 (7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	41,125,073	0.5
2,782,000 (7)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	2,756,976	0.0
600,000	Lamar Media Corp., 3.625%, 01/15/2031	529,062	0.0
3,610,000	Lamar Media Corp., 3.750%, 02/15/2028	3,379,579	0.0
845,000	Lamar Media Corp., 4.875%, 01/15/2029	812,948	0.0
		77,708,475	0.9

	Consumer, Cyclical: 3.0%
11,017,000 (3)	Cedar Fair L.P., 5.250%, 07/15/2029	10,577,830	0.1
13,046,000 (3)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.375%, 04/15/2027	12,940,500	0.2
8,760,000	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/01/2028	8,812,691	0.1
2,719,000 (7)	Clarios Global L.P., 6.750%, 05/15/2025	2,720,594	0.0
3,708,000 (7)	Clarios Global L.P. / Clarios US Finance Co., 6.250%, 05/15/2026	3,707,179	0.0
11,970,000 (7)	Clarios Global L.P. / Clarios US Finance Co., 8.500%, 05/15/2027	12,059,967	0.1
10,803,974 (7)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	10,526,276	0.1
12,099,000 (3)(7)	Hilton Domestic Operating Co., Inc., 3.625%, 02/15/2032	10,480,420	0.1
11,062,000 (3)(7)	Hilton Domestic Operating Co., Inc., 3.750%, 05/01/2029	10,153,863	0.1
14,981,000 (7)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	13,423,667	0.2
9,908,000	Hilton Domestic Operating Co., Inc., 4.875%, 01/15/2030	9,515,639	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
4,990,000 (7)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	$4,985,781	0.1
11,216,000 (3)(7)	Hilton Domestic Operating Co., Inc., 5.750%, 05/01/2028	11,167,574	0.1
5,481,000 (3)(7)	Hilton Domestic Operating Co., Inc., 5.875%, 04/01/2029	5,491,863	0.1
3,209,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.875%, 04/01/2027	3,160,601	0.0
20,595,000 (7)	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.750%, 06/01/2027	20,094,323	0.2
9,459,000 (7)	Life Time, Inc., 5.750%, 01/15/2026	9,423,752	0.1
595,000 (7)	Live Nation Entertainment, Inc., 4.875%, 11/01/2024	593,632	0.0
590,000	Marriott International, Inc. R, 3.125%, 06/15/2026	566,382	0.0
9,988,220 (7)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	10,016,097	0.1
16,402,000 (7)	Six Flags Entertainment Corp., 5.500%, 04/15/2027	16,246,524	0.2
5,559,000 (7)	Six Flags Theme Parks, Inc., 7.000%, 07/01/2025	5,589,841	0.1
235,295	US Airways Pass Through Trust 2012-2, A, 4.625%, 12/03/2026	232,726	0.0
1,189,624	US Airways Pass Through Trust 2013-1, A, 3.950%, 05/15/2027	1,162,569	0.0
4,538,000 (3)(7)	Vail Resorts, Inc., 6.500%, 05/15/2032	4,595,102	0.1
8,476,000 (3)	Yum! Brands, Inc., 3.625%, 03/15/2031	7,486,892	0.1
15,957,000 (3)	Yum! Brands, Inc., 4.625%, 01/31/2032	14,690,606	0.2
7,623,000 (7)	Yum! Brands, Inc., 4.750%, 01/15/2030	7,266,061	0.1
14,933,000	Yum! Brands, Inc., 5.350%, 11/01/2043	14,196,534	0.2
8,806,000	Yum! Brands, Inc., 5.375%, 04/01/2032	8,472,525	0.1
5,778,000	Yum! Brands, Inc., 6.875%, 11/15/2037	6,305,549	0.1
		256,663,560	3.0

See Accompanying Notes to Financial Statements

52

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: 1.5%
9,730,000 (3)(7)	Avantor Funding, Inc., 3.875%, 11/01/2029	$8,855,930	0.1
18,880,000 (7)	Avantor Funding, Inc., 4.625%, 07/15/2028	17,982,611	0.2
2,911,000	Becton Dickinson & Co., 3.700%, 06/06/2027	2,801,436	0.0
12,855,000	Biogen, Inc., 3.150%, 05/01/2050	8,289,091	0.1
3,470,000	Biogen, Inc., 5.200%, 09/15/2045	3,164,922	0.0
7,562,000 (3)(7)	Charles River Laboratories International, Inc., 3.750%, 03/15/2029	6,909,619	0.1
6,268,000 (3)(7)	Charles River Laboratories International, Inc., 4.000%, 03/15/2031	5,597,729	0.1
5,886,000 (7)	Charles River Laboratories International, Inc., 4.250%, 05/01/2028	5,566,994	0.1
4,423,000 (7)	Gartner, Inc., 3.625%, 06/15/2029	4,054,500	0.0
1,714,000 (7)	Gartner, Inc., 3.750%, 10/01/2030	1,538,691	0.0
1,428,000 (7)	Gartner, Inc., 4.500%, 07/01/2028	1,377,528	0.0
2,113,000	GE HealthCare Technologies, Inc., 5.650%, 11/15/2027	2,141,468	0.0
7,459,000 (3)(7)	Heartland Dental LLC / Heartland Dental Finance Corp., 10.500%, 04/30/2028	7,926,754	0.1
2,749,000 (3)(7)	Hologic, Inc., 3.250%, 02/15/2029	2,468,573	0.0
6,441,000 (7)	IQVIA, Inc., 5.000%, 05/15/2027	6,289,953	0.1
5,964,000	IQVIA, Inc., 5.700%, 05/15/2028	6,035,747	0.1
4,109,000 (7)	IQVIA, Inc., 6.500%, 05/15/2030	4,174,308	0.1
5,481,000 (7)	Korn Ferry, 4.625%, 12/15/2027	5,232,374	0.1
4,557,228	MEDLINE BORR FRN 0/28, 8.094%, 10/23/2028	4,573,224	0.1
4,569,000 (7)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	4,626,423	0.1
1,263,000 (7)	PRA Health Sciences, Inc., 2.875%, 07/15/2026	1,201,985	0.0
4,105,000	Service Corp. International, 3.375%, 08/15/2030	3,577,347	0.0
760,000	Service Corp. International, 4.625%, 12/15/2027	736,281	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
3,196,000 (7)	Surgery Center Holdings, Inc., 7.250%, 04/15/2032	$3,232,386	0.0
700,000 (7)	Teleflex, Inc., 4.250%, 06/01/2028	660,583	0.0
6,828,000	Teleflex, Inc., 4.625%, 11/15/2027	6,599,808	0.1
		125,616,265	1.5

	Financial: 3.6%
2,230,000 (7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 4.250%, 10/15/2027	2,090,420	0.0
3,784,000 (7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 5.875%, 11/01/2029	3,544,458	0.1
11,923,000 (7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 10/15/2027	11,771,155	0.2
19,987,000 (7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 6.750%, 04/15/2028	20,037,707	0.3
17,761,000 (7)	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 7.000%, 01/15/2031	17,957,157	0.2
831,000	American Tower Corp., 1.500%, 01/31/2028	728,945	0.0
2,969,000 (7)	AmWINS Group, Inc., 4.875%, 06/30/2029	2,766,114	0.0
450,000 (7)	AmWINS Group, Inc., 6.375%, 02/15/2029	451,508	0.0
2,318,000 (7)	AssuredPartners, Inc., 7.500%, 02/15/2032	2,329,073	0.0
33,693,176	BROADSTREET PARTNERS 5/24, 06/16/2031	33,651,060	0.4
9,250,000 (7)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	8,639,255	0.1
2,790,000 (7)	HUB International Ltd., 5.625%, 12/01/2029	2,641,155	0.0
74,659,000 (7)	HUB International Ltd., 7.250%, 06/15/2030	76,589,383	0.9
46,652,000 (3)(7)	HUB International Ltd., 7.375%, 01/31/2032	47,338,111	0.6
1,686,000 (7)	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	1,590,292	0.0

See Accompanying Notes to Financial Statements

53

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,027,000	Intercontinental Exchange, Inc., 4.000%, 09/15/2027	$993,175	0.0
11,054,000 (7)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	11,188,903	0.2
2,001,000 (7)	Ryan Specialty Group LLC, 4.375%, 02/01/2030	1,855,750	0.0
13,977,000 (3)	SBA Communications Corp., 3.125%, 02/01/2029	12,472,551	0.2
10,403,000	SBA Communications Corp., 3.875%, 02/15/2027	9,924,236	0.1
411,000 (7)	SBA Tower Trust, 6.599%, 11/15/2052	419,960	0.0
18,769,000 (7)	USI, Inc., 7.500%, 01/15/2032	19,086,084	0.2
5,048,000 (3)	VICI Properties L.P., 5.750%, 04/01/2034	5,004,027	0.1
1,743,000 (7)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	1,656,968	0.0
2,109,000 (7)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	1,919,725	0.0
2,012,000 (7)	VICI Properties L.P. / VICI Note Co., Inc., 5.750%, 02/01/2027	2,013,563	0.0
		298,660,735	3.6

	Industrial: 1.4%
8,558,000	Ball Corp., 6.000%, 06/15/2029	8,614,671	0.1
4,127,000 (3)(7)	GFL Environmental, Inc., 4.000%, 08/01/2028	3,838,890	0.1
3,268,000 (7)	GFL Environmental, Inc., 4.375%, 08/15/2029	3,014,649	0.0
9,067,000 (7)	GFL Environmental, Inc., 4.750%, 06/15/2029	8,565,898	0.1
2,347,000 (7)	GFL Environmental, Inc., 6.750%, 01/15/2031	2,397,306	0.0
5,372,000	Howmet Aerospace, Inc., 3.000%, 01/15/2029	4,883,130	0.1
3,655,000	Howmet Aerospace, Inc., 5.900%, 02/01/2027	3,702,319	0.1
5,092,000 (7)	Sensata Technologies BV, 4.000%, 04/15/2029	4,679,244	0.1
5,100,000 (7)	Sensata Technologies BV, 5.000%, 10/01/2025	5,145,617	0.1
1,182,000 (7)	Sensata Technologies BV, 5.875%, 09/01/2030	1,158,275	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
2,035,000 (7)	Sensata Technologies, Inc., 3.750%, 02/15/2031	$1,775,189	0.0
664,000 (7)	Sensata Technologies, Inc., 4.375%, 02/15/2030	610,503	0.0
1,343,000 (7)	Sensata Technologies, Inc., 6.625%, 07/15/2032	1,353,533	0.0
3,281,177	THE GCG TRUST, 03/22/2030	3,290,918	0.0
10,732,000	TransDigm, Inc., 5.500%, 11/15/2027	10,547,609	0.1
23,149,000 (7)	TransDigm, Inc., 6.375%, 03/01/2029	23,294,677	0.3
18,151,000 (7)	TransDigm, Inc., 6.625%, 03/01/2032	18,356,277	0.2
10,879,000 (7)	TransDigm, Inc., 7.125%, 12/01/2031	11,223,070	0.1
		116,451,775	1.4

	Technology: 0.8%
4,683,000 (7)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	4,413,602	0.1
3,295,000 (7)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	3,088,519	0.0
2,430,000	Booz Allen Hamilton, Inc., 5.950%, 08/04/2033	2,509,393	0.0
1,790,000 (7)	Clarivate Science Holdings Corp., 3.875%, 07/01/2028	1,664,918	0.0
1,280,000 (3)(7)	Clarivate Science Holdings Corp., 4.875%, 07/01/2029	1,189,168	0.0
918,000	Crowdstrike Holdings, Inc., 3.000%, 02/15/2029	828,459	0.0
901,681	INFORMATICA TL 10/30/2028, 10/30/2028	905,062	0.0
8,129,000 (7)	MSCI, Inc., 3.250%, 08/15/2033	6,723,841	0.1
10,520,000 (7)	MSCI, Inc., 3.625%, 09/01/2030	9,453,261	0.1
8,649,000 (7)	MSCI, Inc., 3.625%, 11/01/2031	7,597,404	0.1
8,345,000 (7)	MSCI, Inc., 3.875%, 02/15/2031	7,523,088	0.1
9,699,000 (7)	MSCI, Inc., 4.000%, 11/15/2029	9,069,690	0.1
3,642,000 (7)	PTC, Inc., 4.000%, 02/15/2028	3,432,597	0.0
4,255,780	QUARTZ ACQUIRECO 6/28/30, 06/28/2030	4,263,760	0.1

See Accompanying Notes to Financial Statements

54

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
4,541,000 (3)(7)	UKG, Inc., 6.875%, 02/01/2031	$4,601,123	0.1
		67,263,885	0.8

	Total Corporate Bonds/ Notes (Cost $937,684,741)	942,364,695	11.2

U.S. TREASURY OBLIGATIONS: 10.9%
	United States Treasury Notes: 10.9%
149,195,100	3.875%, 08/15/2033	143,565,315	1.7
302,590,600	4.000%, 02/15/2034	293,772,922	3.5
168,647,200	4.375%, 05/15/2034	168,713,077	2.0
305,409,900	4.500%, 11/15/2033	308,296,977	3.7
		914,348,291	10.9
	Total U.S. Treasury Obligations (Cost $911,311,993)	914,348,291	10.9

BANK LOANS: 9.8%
	Communications: 0.3%
8,240,632	Charter Communications Operating, LLC, Tranche B2, 7.052%, (TSFR1M+3.250%), 02/01/2027	8,243,673	0.1
14,765,978	SBA Senior Finance II LLC, Tranche B, 8.840%, (TSFR1M+3.500%), 01/27/2031	14,797,356	0.2
		23,041,029	0.3

	Consumer, Cyclical: 1.2%
24,639,713	Hilton Worldwide, Tranche B3, 7.207%, (TSFR1M+1.750%), 06/21/2028	24,709,862	0.3
34,830,973	IRB Holding Corp., Tranche B, 8.179%, (TSFR1M+2.750%), 12/15/2027	34,858,176	0.4
31,360,833	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Tranche B, 10.744%, (US0003M +5.250%), 06/21/2027	32,040,986	0.4
10,622,437	SkyMiles IP Ltd. (Delta Air Lines, Inc.), Tranche B, 9.076%, (US0003M +3.750%), 10/20/2027	10,896,294	0.1
		102,505,318	1.2
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Consumer, Non-cyclical: 0.9%
17,925,692	ADMI Corp., Amendment No. 5 Incremental Term Loan, 9.208%, (TSFR1M+3.750%), 12/23/2027	$17,567,178	0.2
2,261,282	ADMI Corp., Tranche B, 11.094%, (TSFR1M+5.750%), 04/30/2025	2,266,935	0.0
7,294,085	ADMI Corp., Tranche B3-DD, 8.833%, (TSFR1M+3.375%), 02/14/2025	7,129,968	0.1
18,070,142	Heartland Dental, LLC, 2024 New Term Loan, 9.844%, (TSFR1M+3.500%), 04/28/2028	18,132,267	0.2
26,504,900	Loire UK Midco 3 Limited, Facility B (USD), 8.930%, (US0003M +3.250%), 04/21/2027	26,397,237	0.3
4,477,048	Loire UK Midco 3 Limited, Facility B2 (USD), 9.194%, (US0001M +3.750%), 04/21/2027	4,460,259	0.1
948,142	Trans Union LLC, Tranche B, 7.344%, (TSFR1M+2.000%), 12/01/2028	950,090	0.0
		76,903,934	0.9

	Financial: 3.8%
43,316,683	Alliant Holdings Intermediate, LLC, Tranche B6, 8.842%, (TSFR3M+3.500%), 11/06/2030	43,470,111	0.5
9,767,916	AmWINS Group, Inc., Tranche B, 7.590%, (TSFR1M+2.250%), 02/22/2028	9,771,481	0.1
452,300 (8)	AMWINS Group, Inc., 02/22/2028	452,465	0.0
30,055,575	AssuredPartners, Inc., Tranche B5, 8.844%, (TSFR1M+3.500%), 02/14/2031	30,168,283	0.4
109,993,520	Hub International Limited, Tranche B, 8.575%, (TSFR3M+3.500%), 06/20/2030	110,353,089	1.3

See Accompanying Notes to Financial Statements

55

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: (continued)
7,773,457	Ryan Specialty Group, LLC, Initial Term Loan, 8.094%, (TSFR1M+3.250%), 09/01/2027	$7,823,012	0.1
28,182,024	Truist Insurance Holdings LLC, TL 2L Bankdebt, 10.085%, (TSFR1M+3.500%), 03/08/2032	28,804,368	0.3
20,560,751	Truist Insurance Holdings LLC, Tranche B, 8.840%, (TSFR1M+3.500%), 05/06/2031	20,637,854	0.3
40,483,219	USI, Inc., 8.085%, (TSFR1M+3.500%), 09/27/2030	40,493,340	0.5
26,049,504	USI, Inc., Tranche B, 8.094%, (TSFR3M+3.000%), 11/23/2029	26,092,928	0.3
		318,066,931	3.8

	Health Care: 0.3%
23,287,756	athenahealth Group Inc., Tranche B, 8.594%, (TSFR1M+3.250%), 02/15/2029	23,236,802	0.3
557,301	Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 7.444%, (TSFR1M+2.250%), 11/08/2027	561,063	0.0
		23,797,865	0.3

	Industrial: 0.8%
38,573,263	Filtration Group Corporation, 2021 Incremental Term Loan, 8.958%, (TSFR1M+3.500%), 10/21/2028	38,802,311	0.5
11,350,245	Filtration Group Corporation, 2023 Extended Euro Term Loan, 7.896%, (EUR003M+4.250%), 10/21/2028	12,201,438	0.1
6,456,003	Trans Union LLC, 2019 Replacement Term B-5 Loan, 7.194%, (TSFR1M+1.750%), 11/16/2026	6,464,473	0.1
8,185,733	TransDigm Inc., Tranche H, 8.085%, (TSFR3M+3.250%), 03/22/2030	8,210,037	0.1
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Industrial: (continued)
1,203,584	TransDigm Inc., Tranche I, 8.085%, (TSFR3M+3.250%), 08/24/2028	$1,207,219	0.0
		66,885,478	0.8

	Technology: 2.5%
9,720,002	Applied Systems, Inc., Initial Term Loan (2024) (Second Lien), 10.585%, (TSFR3M+5.2500%), 02/23/2032	10,076,911	0.1
75,572,842	Applied Systems, Inc., Tranche B, 8.840%, (TSFR3M+3.500%), 02/24/2031	76,234,104	0.9
15,854,000	Azaela Topco., 8.844%, (TSFR1M+3.500%), 04/30/2031	15,863,909	0.2
12,934,991 (8)	Epicor Software Corporation (fka Eagle Parent Inc.), 05/23/2031	13,005,551	0.2
436,170	Epicor Software Corporation (fka Eagle Parent Inc.), Tranche C, 8.720%, (TSFR1M+3.750%), 07/30/2027	438,585	0.0
3,272,879	Severin Acquistion LLC, Initial Term Loan (First Lien), 8.330%, (TSFR3M+3.500%), 08/02/2027	3,288,906	0.0
24,634,028	Sophia, L.P., Tranche B, 8.840%, (TSFR1M+3.500%), 10/29/2029	24,775,156	0.3
12,325,719	Storable, Inc., Tranche B, 8.856%, (TSFR1M+3.250%), 04/17/2028	12,370,400	0.2
51,875,643	UKG Inc., Tranche B, 8.576%, (TSFR3M+3.500%), 02/10/2031	52,129,626	0.6
		208,183,148	2.5
	Total Bank Loans (Cost $813,847,401)	819,383,703	9.8

ASSET-BACKED SECURITIES: 0.1%
	Other Asset-Backed Securities: 0.1%
4,483,800 (7)	Domino's Pizza Master Issuer LLC 2017- 1A A23, 4.118%, 07/25/2047	4,296,672	0.1

See Accompanying Notes to Financial Statements

56

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
3,561,600 (7)	Domino's Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	$3,253,288	0.0
		7,549,960	0.1

	Total Asset-Backed Securities (Cost $7,997,182)	7,549,960	0.1
	Total Long-Term Investments (Cost $7,069,349,172)	8,050,437,160	96.1

SHORT-TERM INVESTMENTS: 4.9%
	Repurchase Agreements: 0.7%
10,189,562 (9)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $10,194,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 6.070%, Market Value plus accrued interest $10,393,353, due 10/01/27-01/01/57)	10,189,562	0.1
18,007,351 (9)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $18,015,388, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $18,367,498, due 08/08/24-04/20/74)	18,007,351	0.2
18,007,351 (9)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $18,015,255, collateralized by various U.S. Government Securities, 0.750%- 4.375%, Market Value plus accrued interest $18,367,559, due 07/01/24-09/09/49)	18,007,351	0.2
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
12,443,053 (9)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $12,448,627, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $12,667,647, due 10/15/25-02/15/53)	$12,443,053	0.2
	Total Repurchase Agreements (Cost $58,647,317)	58,647,317	0.7

	Time Deposits: 0.2%
1,850,000 (9)	BNP Paribas SA, 5.290%, 07/01/2024	1,850,000	0.1
1,840,000 (9)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024	1,840,000	0.1
850,000 (9)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024	850,000	0.0
1,730,000 (9)	DZ Bank AG, 5.300%, 07/01/2024	1,730,000	0.0
1,780,000 (9)	HSBC Bank PLC, 5.380%, 07/01/2024	1,780,000	0.0
1,560,000 (9)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024	1,560,000	0.0
1,780,000 (9)	Mizuho Bank Ltd., 5.320%, 07/01/2024	1,780,000	0.0
1,840,000 (9)	Royal Bank of Canada, 5.320%, 07/01/2024	1,840,000	0.0
1,800,000 (9)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024	1,800,000	0.0
1,670,000 (9)	Svenska Handelsbanken AB, 5.310%, 07/01/2024	1,670,000	0.0
	Total Time Deposits (Cost $16,700,000)	16,700,000	0.2

See Accompanying Notes to Financial Statements

57

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 4.0%
332,900,399 (10)	T. Rowe Price Government Reserve Investment Fund, 5.380% (Cost $332,900,399)	$332,900,399	4.0
	Total Short-Term Investments (Cost $408,247,716)	$408,247,716	4.9
	Total Investments in Securities (Cost $7,477,596,888)	$8,458,684,876	101.0
	Liabilities in Excess of Other Assets	(80,617,730)	(1.0)
	Net Assets	$8,378,067,146	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	All or a portion of this security is pledged to cover open written call options at June 30, 2024.
(2)	Non-income producing security.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $25,497,587 or 0.3% of net assets. Please refer to the table below for additional details.
(6)	Preferred Stock may be called prior to convertible date.
(7)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(8)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(9)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(10)	Rate shown is the 7-day yield as of June 30, 2024.

Currency Abbreviations:

EUR	EU Euro

Reference Rate Abbreviations:

EUR003M	3-month EURIBOR
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

58

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Asset-Backed Securities	$—	$7,549,960	$—	$7,549,960
Bank Loans	—	819,383,703	—	819,383,703
Common Stock*	5,329,774,867	—	—	5,329,774,867
Corporate Bonds/Notes	—	942,364,695	—	942,364,695
Preferred Stock	11,518,057	—	25,497,587	37,015,644
Short-Term Investments	332,900,399	75,347,317	—	408,247,716
U.S. Treasury Obligations	—	914,348,291	—	914,348,291
Total Investments, at fair value	$5,674,193,323	$2,758,993,966	$25,497,587	$8,458,684,876
Liabilities Table
Other Financial Instruments+
Written Options	$—	$(22,323,766)	$—	$(22,323,766)
Total Liabilities	$—	$(22,323,766)	$—	$(22,323,766)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, VY® T. Rowe Price Capital Appreciation Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Waymo LLC., Series A-2	5/8/2020	$35,484,706	$25,497,587
		$35,484,706	$25,497,587

At June 30, 2024, the following OTC written equity options were outstanding for VY® T. Rowe Price Capital Appreciation Portfolio:

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
AbbVie, Inc.	Citigroup Global Markets	Call	01/17/25	USD	160.000	645	USD	11,063,040	$778,515	$(1,170,001)
AbbVie, Inc.	Citigroup Global Markets	Call	01/17/25	USD	165.000	645	USD	11,063,040	649,515	(955,275)
AbbVie, Inc.	Citigroup Global Markets	Call	01/17/25	USD	175.000	817	USD	14,013,184	549,024	(757,964)
AbbVie, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	165.000	391	USD	6,706,432	280,441	(579,089)
AbbVie, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	170.000	390	USD	6,689,280	213,689	(461,777)
Alphabet, Inc. - Class A	Wells Fargo Securities, LLC	Call	01/17/25	USD	180.000	493	USD	8,979,995	578,511	(876,482)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	200.000	541	USD	11,394,542	634,052	(1,187,530)
Apple, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	215.000	541	USD	11,394,542	322,977	(725,590)
Arthur J Gallagher & Co.	JPMorgan Chase Bank N.A.	Call	11/15/24	USD	250.000	228	USD	5,912,268	234,156	(453,196)
Arthur J Gallagher & Co.	JPMorgan Chase Bank N.A.	Call	11/15/24	USD	250.000	233	USD	6,041,923	210,166	(463,134)
CME Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	230.000	202	USD	3,971,320	99,075	(44,933)

See Accompanying Notes to Financial Statements

59

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
CME Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	240.000	202	USD	3,971,320	$36,320	$(23,554)
Danaher Corp.	UBS Securities, LLC	Call	01/17/25	USD	300.000	325	USD	8,120,125	344,601	(126,782)
GE HealthCare Technologies, Inc.	UBS Securities, LLC	Call	01/17/25	USD	85.000	135	USD	1,051,920	66,685	(54,979)
GE HealthCare Technologies, Inc.	UBS Securities, LLC	Call	01/17/25	USD	90.000	135	USD	1,051,920	43,097	(34,656)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	220.000	134	USD	2,923,880	110,240	(223,719)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	220.000	91	USD	1,985,620	82,070	(151,929)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	230.000	134	USD	2,923,880	71,555	(153,735)
Hilton Worldwide Holdings, Inc.	Barclays Bank PLC	Call	01/17/25	USD	230.000	91	USD	1,985,620	53,821	(104,402)
Ingersoll Rand, Inc.	Bank of America N.A.	Call	12/20/24	USD	100.000	361	USD	3,279,324	183,171	(137,400)
Ingersoll Rand, Inc.	Bank of America N.A.	Call	12/20/24	USD	105.000	361	USD	3,279,324	122,596	(94,610)
Intercontinental Exchange, Inc.	Bank of America N.A.	Call	01/17/25	USD	140.000	246	USD	3,367,494	138,252	(189,396)
Intercontinental Exchange, Inc.	Bank of America N.A.	Call	01/17/25	USD	140.000	233	USD	3,189,537	135,140	(179,387)
Intercontinental Exchange, Inc.	Bank of America N.A.	Call	01/17/25	USD	145.000	270	USD	3,696,030	118,233	(144,660)
Intercontinental Exchange, Inc.	Bank of America N.A.	Call	01/17/25	USD	145.000	246	USD	3,367,494	97,170	(131,801)
Intercontinental Exchange, Inc.	Bank of America N.A.	Call	01/17/25	USD	145.000	233	USD	3,189,537	95,297	(124,836)
Intercontinental Exchange, Inc.	Bank of America N.A.	Call	01/17/25	USD	155.000	270	USD	3,696,030	46,753	(63,126)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/17/25	USD	125.000	376	USD	5,147,064	233,485	(666,356)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/17/25	USD	125.000	275	USD	3,764,475	204,839	(487,361)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/17/25	USD	130.000	376	USD	5,147,064	165,865	(525,078)
Intercontinental Exchange, Inc.	Citigroup Global Markets	Call	01/17/25	USD	130.000	275	USD	3,764,475	147,353	(384,033)
KKR & Co., Inc.	Citigroup Global Markets	Call	01/17/25	USD	115.000	361	USD	3,799,164	272,663	(229,726)
KKR & Co., Inc.	Citigroup Global Markets	Call	01/17/25	USD	120.000	361	USD	3,799,164	210,669	(166,722)
KKR & Co., Inc.	Citigroup Global Markets	Call	01/16/26	USD	120.000	135	USD	1,420,740	177,902	(178,128)
KKR & Co., Inc.	Citigroup Global Markets	Call	01/16/26	USD	125.000	135	USD	1,420,740	151,606	(153,422)
KKR & Co., Inc.	Citigroup Global Markets	Call	01/16/26	USD	130.000	135	USD	1,420,740	133,881	(131,520)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	440.000	79	USD	3,466,599	145,967	(228,559)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	440.000	71	USD	3,115,551	130,642	(205,414)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	450.000	79	USD	3,466,599	117,630	(183,974)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	450.000	71	USD	3,115,551	105,239	(165,343)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	460.000	103	USD	4,519,743	268,709	(189,026)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	460.000	126	USD	5,529,006	199,332	(231,236)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	460.000	94	USD	4,124,814	193,762	(172,509)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	460.000	90	USD	3,949,290	136,795	(165,169)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	470.000	126	USD	5,529,006	153,972	(178,810)

See Accompanying Notes to Financial Statements

60

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	480.000	103	USD	4,519,743	$188,398	$(110,363)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	480.000	94	USD	4,124,814	133,971	(100,720)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	480.000	126	USD	5,529,006	115,794	(135,008)
Linde PLC	Wells Fargo Securities, LLC	Call	01/17/25	USD	485.000	90	USD	3,949,290	68,919	(83,645)
Marsh & McLennan Cos., Inc.	Goldman Sachs International	Call	07/19/24	USD	210.000	206	USD	4,340,832	163,206	(87,682)
Marsh & McLennan Cos., Inc.	Goldman Sachs International	Call	07/19/24	USD	220.000	206	USD	4,340,832	83,205	(12,951)
Marsh & McLennan Cos., Inc.	Goldman Sachs International	Call	12/20/24	USD	210.000	428	USD	9,018,816	371,076	(517,826)
Marsh & McLennan Cos., Inc.	Goldman Sachs International	Call	12/20/24	USD	210.000	419	USD	8,829,168	336,457	(506,937)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	480.000	124	USD	5,470,384	298,468	(168,074)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	490.000	124	USD	5,470,384	251,348	(130,745)
Mastercard, Inc. - Class A	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	500.000	124	USD	5,470,384	208,568	(100,419)
McDonald's Corp.	UBS Securities, LLC	Call	01/17/25	USD	320.000	158	USD	4,026,472	219,936	(11,718)
McDonald's Corp.	UBS Securities, LLC	Call	01/17/25	USD	320.000	158	USD	4,026,472	186,756	(11,718)
McDonald's Corp.	UBS Securities, LLC	Call	01/17/25	USD	325.000	159	USD	4,051,956	187,938	(9,367)
McDonald's Corp.	UBS Securities, LLC	Call	01/17/25	USD	325.000	157	USD	4,000,988	156,529	(9,249)
McDonald's Corp.	UBS Securities, LLC	Call	01/17/25	USD	330.000	158	USD	4,026,472	157,526	(7,412)
McDonald's Corp.	UBS Securities, LLC	Call	01/17/25	USD	330.000	158	USD	4,026,472	133,826	(7,412)
McKesson Corp.	Goldman Sachs International	Call	01/17/25	USD	600.000	145	USD	8,468,580	431,665	(548,645)
McKesson Corp.	Goldman Sachs International	Call	01/17/25	USD	620.000	145	USD	8,468,580	306,240	(417,771)
McKesson Corp.	Goldman Sachs International	Call	01/17/25	USD	640.000	31	USD	1,810,524	90,534	(66,988)
McKesson Corp.	Goldman Sachs International	Call	01/17/25	USD	680.000	30	USD	1,752,120	48,216	(34,718)
Northrop Grumman Corp.	Barclays Bank PLC	Call	01/17/25	USD	490.000	369	USD	16,086,555	852,021	(370,153)
Republic Services, Inc.	Wells Fargo Securities, LLC	Call	07/19/24	USD	170.000	94	USD	1,826,796	47,006	(229,753)
Republic Services, Inc.	Wells Fargo Securities, LLC	Call	07/19/24	USD	175.000	94	USD	1,826,796	30,129	(182,938)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	580.000	88	USD	4,960,208	252,388	(232,796)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	580.000	54	USD	3,043,764	129,426	(142,852)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	580.000	40	USD	2,254,640	99,738	(105,817)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	600.000	88	USD	4,960,208	176,823	(153,350)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	600.000	45	USD	2,536,470	105,210	(78,418)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	600.000	54	USD	3,043,764	93,420	(94,101)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	600.000	40	USD	2,254,640	72,363	(69,704)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	600.000	28	USD	1,578,248	63,836	(48,793)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	620.000	45	USD	2,536,470	59,441	(48,799)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	620.000	28	USD	1,578,248	35,667	(30,364)
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	640.000	45	USD	2,536,470	37,759	(28,925)

See Accompanying Notes to Financial Statements

61

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Roper Technologies, Inc.	Citigroup Global Markets	Call	12/20/24	USD	640.000	28	USD	1,578,248	$22,447	$(17,998)
RTX Corp.	Goldman Sachs International	Call	01/17/25	USD	115.000	361	USD	3,624,079	117,968	(53,723)
RTX Corp.	Goldman Sachs International	Call	01/17/25	USD	120.000	361	USD	3,624,079	70,785	(30,874)
Teledyne Technologies, Inc.	Goldman Sachs International	Call	12/20/24	USD	430.000	8	USD	310,384	9,539	(8,660)
Teledyne Technologies, Inc.	Goldman Sachs International	Call	12/20/24	USD	450.000	8	USD	310,384	4,467	(5,927)
Thermo Fisher Scientific, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	650.000	139	USD	7,686,700	502,428	(139,710)
UnitedHealth Group, Inc.	Citigroup Global Markets	Call	01/17/25	USD	580.000	318	USD	16,194,468	1,354,543	(539,752)
UnitedHealth Group, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	600.000	353	USD	17,976,878	1,124,245	(432,428)
Veralto Corp.	UBS Securities, LLC	Call	01/17/25	USD	110.000	253	USD	2,415,391	120,155	(213,847)
Veralto Corp.	UBS Securities, LLC	Call	01/17/25	USD	115.000	253	USD	2,415,391	85,390	(177,403)
Visa, Inc. - Class A	Goldman Sachs International	Call	01/17/25	USD	305.000	199	USD	5,223,153	221,288	(66,892)
Visa, Inc. - Class A	Goldman Sachs International	Call	01/17/25	USD	310.000	199	USD	5,223,153	191,438	(53,438)
Visa, Inc. - Class A	Goldman Sachs International	Call	01/17/25	USD	315.000	199	USD	5,223,153	163,578	(42,716)
Waste Connections, Inc.	Citigroup Global Markets	Call	12/20/24	USD	175.000	121	USD	2,121,856	46,574	(120,212)
Waste Connections, Inc.	Citigroup Global Markets	Call	12/20/24	USD	175.000	59	USD	1,034,624	23,251	(58,616)
Waste Connections, Inc.	Citigroup Global Markets	Call	12/20/24	USD	180.000	121	USD	2,121,856	27,289	(87,876)
Waste Connections, Inc.	Citigroup Global Markets	Call	12/20/24	USD	180.000	59	USD	1,034,624	15,258	(42,849)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	145.000	462	USD	6,119,652	274,354	(136,422)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	150.000	571	USD	7,563,466	325,653	(107,405)
Yum! Brands, Inc.	JPMorgan Chase Bank N.A.	Call	01/17/25	USD	150.000	462	USD	6,119,652	186,403	(86,902)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	173	USD	2,291,558	104,598	(78,480)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	124	USD	1,642,504	73,476	(56,252)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	67	USD	887,482	35,859	(30,394)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	140.000	47	USD	622,562	26,802	(21,321)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	376	USD	4,980,496	169,001	(111,027)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	262	USD	3,470,452	136,898	(77,365)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	173	USD	2,291,558	68,487	(51,084)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	112	USD	1,483,552	60,713	(33,072)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	124	USD	1,642,504	47,894	(36,615)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	67	USD	887,482	22,805	(19,784)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	145.000	47	USD	622,562	17,315	(13,878)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	150.000	376	USD	4,980,496	118,056	(70,726)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	150.000	262	USD	3,470,452	96,104	(49,282)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	150.000	112	USD	1,483,552	42,792	(21,067)

See Accompanying Notes to Financial Statements

62

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Description	Counterparty	Put/ Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	150.000	173	USD	2,291,558	$42,067	$(32,541)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	150.000	124	USD	1,642,504	29,255	(23,324)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	150.000	67	USD	887,482	13,502	(12,603)
Yum! Brands, Inc.	Wells Fargo Securities, LLC	Call	01/17/25	USD	150.000	47	USD	622,562	10,460	(8,841)
									$21,642,373	$(22,323,766)

Currency Abbreviations:

USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$22,323,766
Total Liability Derivatives		$22,323,766

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$18,100,964
Total	$18,100,964

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Written options
Equity contracts	$(7,873,127)
Total	$(7,873,127)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	Citigroup Global Markets	Goldman Sachs International	JPMorgan Chase Bank N.A.	UBS Securities, LLC	Wells Fargo Securities, LLC	Total
Liabilities:
Written options	$1,065,216	$1,003,938	$7,706,808	$2,455,748	$5,240,908	$664,543	$4,186,605	$22,323,766
Total Liabilities	$1,065,216	$1,003,938	$7,706,808	$2,455,748	$5,240,908	$664,543	$4,186,605	$22,323,766
Net OTC derivative instruments by
counterparty, at fair value	$(1,065,216)	$(1,003,938)	$(7,706,808)	$(2,455,748)	$(5,240,908)	$(664,543)	$(4,186,605)	$(22,323,766)
Total collateral pledged by the
Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$–
Net Exposure(1)	$(1,065,216)	$(1,003,938)	$(7,706,808)	$(2,455,748)	$(5,240,908)	$(664,543)	$(4,186,605)	$(22,323,766)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

63

VY® T. Rowe Price Capital Appreciation Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $7,540,866,680.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,120,055,756
Gross Unrealized Depreciation	(222,000,258)
Net Unrealized Appreciation	$898,055,498

See Accompanying Notes to Financial Statements

64

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.0%
	Communication Services: 4.5%
20,573	AT&T, Inc.	$393,150	0.1
51,939	Comcast Corp. - Class A	2,033,931	0.6
268,874	News Corp. - Class A	7,412,856	2.2
22,656	News Corp. - Class B	643,204	0.2
28,873	Verizon Communications, Inc.	1,190,723	0.3
38,483	Walt Disney Co.	3,820,977	1.1
		15,494,841	4.5

	Consumer Discretionary: 3.0%
9,600	Dollar General Corp.	1,269,408	0.4
56,064	Kohl's Corp.	1,288,911	0.4
74,543	Las Vegas Sands Corp.	3,298,528	1.0
92,373 (1)	Mattel, Inc.	1,501,985	0.4
10,500	TJX Cos., Inc.	1,156,050	0.3
150,862	Volkswagen AG, ADR	1,696,443	0.5
		10,211,325	3.0

	Consumer Staples: 8.2%
27,500	Colgate-Palmolive Co.	2,668,600	0.8
109,922	Conagra Brands, Inc.	3,123,983	0.9
224,905	Kenvue, Inc.	4,088,773	1.2
41,084	Kimberly-Clark Corp.	5,677,809	1.6
5,400	Mondelez International, Inc. - Class A	353,376	0.1
54,568	Philip Morris International, Inc.	5,529,375	1.6
52,589	Tyson Foods, Inc. - Class A	3,004,935	0.9
58,622	Walmart, Inc.	3,969,296	1.1
		28,416,147	8.2

	Energy: 8.9%
46,800	Baker Hughes Co.	1,645,956	0.5
4,274	Chevron Corp.	668,539	0.2
10,900	ConocoPhillips	1,246,742	0.4
47,209	Enbridge, Inc.	1,680,168	0.5
16,746	EOG Resources, Inc.	2,107,819	0.6
63,700	EQT Corp.	2,355,626	0.7
49,315	Exxon Mobil Corp.	5,677,143	1.6
6,707	Hess Corp.	989,417	0.3
31,200	Marathon Oil Corp.	894,504	0.2
66,600	Suncor Energy, Inc.	2,537,460	0.7
36,086 (2)	TC Energy Corp.	1,367,660	0.4
119,093 (2)	TotalEnergies SE, ADR	7,941,121	2.3
41,200	Williams Cos., Inc.	1,751,000	0.5
		30,863,155	8.9

	Financials: 21.5%
90,837	American International Group, Inc.	6,743,739	1.9
7,984	Apollo Global Management, Inc.	942,671	0.3
39,679	Bank of America Corp.	1,578,034	0.5
9,500	Bank of New York Mellon Corp.	568,955	0.2
77,572	Charles Schwab Corp.	5,716,280	1.7
26,760	Chubb Ltd.	6,825,941	2.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
66,937	Citigroup, Inc.	$4,247,822	1.2
119,276	Equitable Holdings, Inc.	4,873,617	1.4
84,298	Fifth Third Bancorp	3,076,034	0.9
23,624 (1)	Fiserv, Inc.	3,520,921	1.0
2,288	Goldman Sachs Group, Inc.	1,034,908	0.3
43,755	Hartford Financial Services Group, Inc.	4,399,128	1.3
284,449	Huntington Bancshares, Inc.	3,749,038	1.1
24,349	JPMorgan Chase & Co.	4,924,829	1.4
46,271	Loews Corp.	3,458,294	1.0
90,862	MetLife, Inc.	6,377,604	1.8
11,641	Morgan Stanley	1,131,389	0.3
77,500	US Bancorp	3,076,750	0.9
135,079	Wells Fargo & Co.	8,022,342	2.3
		74,268,296	21.5

	Health Care: 16.5%
9,860	AbbVie, Inc.	1,691,187	0.5
39,143	AstraZeneca PLC, ADR	3,052,763	0.9
25,252	Becton Dickinson and Co.	5,901,645	1.7
4,900 (1)	Biogen, Inc.	1,135,918	0.3
38,000	Bristol-Myers Squibb Co.	1,578,140	0.5
4,720	Cardinal Health, Inc.	464,070	0.1
10,193 (1)	Centene Corp.	675,796	0.2
11,520	Cigna Group	3,808,166	1.1
53,576	CVS Health Corp.	3,164,199	0.9
16,935	Elevance Health, Inc.	9,176,399	2.7
12,955	GE HealthCare Technologies, Inc.	1,009,454	0.3
1,900	Humana, Inc.	709,935	0.2
26,003	Johnson & Johnson	3,800,598	1.1
39,314	Medtronic PLC	3,094,405	0.9
5,902	Merck & Co., Inc.	730,668	0.2
64,370	Pfizer, Inc.	1,801,073	0.5
48,894	Sanofi, ADR	2,372,337	0.7
10,300	UnitedHealth Group, Inc.	5,245,378	1.5
218,500	Viatris, Inc.	2,322,655	0.7
48,235	Zimmer Biomet Holdings, Inc.	5,234,944	1.5
		56,969,730	16.5

	Industrials: 12.5%
9,100	3M Co.	929,929	0.3
22,084 (1)	Boeing Co.	4,019,509	1.2
19,200	CSX Corp.	642,240	0.2
7,000	Cummins, Inc.	1,938,510	0.6
12,585 (1)	GE Vernova, Inc.	2,158,453	0.6
38,977	General Electric Co.	6,196,173	1.8
8,200	Honeywell International, Inc.	1,751,028	0.5
27,615	L3Harris Technologies, Inc.	6,201,777	1.8

See Accompanying Notes to Financial Statements

65

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
8,700	Norfolk Southern Corp.	$1,867,803	0.6
45,475	Siemens AG, ADR	4,240,544	1.2
100,862	Southwest Airlines Co.	2,885,662	0.8
53,216	Stanley Black & Decker, Inc.	4,251,426	1.2
18,622 (1)	Stericycle, Inc.	1,082,497	0.3
6,200	Union Pacific Corp.	1,402,812	0.4
25,814	United Parcel Service, Inc. - Class B	3,532,646	1.0
		43,101,009	12.5

	Information Technology: 10.1%
7,900	Accenture PLC - Class A	2,396,939	0.7
1,800 (1)	Advanced Micro Devices, Inc.	291,978	0.1
21,842	Applied Materials, Inc.	5,154,494	1.5
20,388	Cisco Systems, Inc.	968,634	0.3
51,800	Intel Corp.	1,604,246	0.5
12,873	Microsoft Corp.	5,753,587	1.7
41,241	Qualcomm, Inc.	8,214,382	2.4
1,600	Salesforce, Inc.	411,360	0.1
61,828	Samsung Electronics Co. Ltd.	3,638,814	1.0
21,700	TE Connectivity Ltd.	3,264,331	0.9
17,002	Texas Instruments, Inc.	3,307,399	0.9
		35,006,164	10.1

	Materials: 2.9%
72,606	CF Industries Holdings, Inc.	5,381,557	1.6
107,963	International Paper Co.	4,658,603	1.3
		10,040,160	2.9

	Real Estate: 4.1%
74,507	Equity Residential	5,166,315	1.5
84,565	Rayonier, Inc.	2,459,996	0.7
38,900	Rexford Industrial Realty, Inc.	1,734,551	0.5
5,500	Vornado Realty Trust	144,595	0.0
163,701	Weyerhaeuser Co.	4,647,472	1.4
		14,152,929	4.1

	Utilities: 5.8%
40,712	Ameren Corp.	2,895,030	0.8
74,081	Dominion Energy, Inc.	3,629,969	1.1
36,078	NextEra Energy, Inc.	2,554,683	0.7
19,877	NiSource, Inc.	572,656	0.2
28,700	PG&E Corp.	501,102	0.1
33,050	Sempra Energy	2,513,783	0.7
96,736	Southern Co.	7,503,812	2.2
		20,171,035	5.8
	Total Common Stock (Cost $260,113,013)	338,694,791	98.0

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 0.6%
	Consumer Discretionary: 0.4%
21,668 (3)	Dr Ing hc F Porsche AG	$1,611,957	0.4

	Utilities: 0.2%
14,210 (2)	NextEra Energy, Inc.	589,573	0.2
	Total Preferred Stock (Cost $3,180,618)	2,201,530	0.6
	Total Long-Term Investments (Cost $263,293,631)	340,896,321	98.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.3%
	Repurchase Agreements: 2.9%
2,379,784 (4)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $2,380,850, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 6.070%, Market Value plus accrued interest $2,427,380, due 10/01/27-01/01/57)	2,379,784	0.7
517,903 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $518,134, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $528,261, due 08/08/24-04/20/74)	517,903	0.1

See Accompanying Notes to Financial Statements

66

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,379,784 (4)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $2,380,846, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $2,427,380, due 04/30/27-04/20/72)	$2,379,784	0.7
2,379,784 (4)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $2,380,828, collateralized by various U.S. Government Securities, 0.750%- 4.375%, Market Value plus accrued interest $2,427,388, due 07/01/24-09/09/49)	2,379,784	0.7
2,300,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $2,301,030, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $2,341,514, due 10/15/25-02/15/53)	2,300,000	0.7
	Total Repurchase Agreements (Cost $9,957,255)	9,957,255	2.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,355,204 (5)	T. Rowe Price Government Reserve Fund, 5.400% (Cost $1,355,204)	$1,355,204	0.4
	Total Short-Term Investments (Cost $11,312,459)	$11,312,459	3.3
	Total Investments in Securities (Cost $274,606,090)	$352,208,780	101.9
	Liabilities in Excess of Other Assets	(6,646,396)	(1.9)
	Net Assets	$345,562,384	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

67

VY® T. Rowe Price Equity Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$15,494,841	$—	$—	$15,494,841
Consumer Discretionary	10,211,325	—	—	10,211,325
Consumer Staples	28,416,147	—	—	28,416,147
Energy	30,863,155	—	—	30,863,155
Financials	74,268,296	—	—	74,268,296
Health Care	56,969,730	—	—	56,969,730
Industrials	43,101,009	—	—	43,101,009
Information Technology	31,367,350	3,638,814	—	35,006,164
Materials	10,040,160	—	—	10,040,160
Real Estate	14,152,929	—	—	14,152,929
Utilities	20,171,035	—	—	20,171,035
Total Common Stock	335,055,977	3,638,814	—	338,694,791
Preferred Stock	—	2,201,530	—	2,201,530
Short-Term Investments	1,355,204	9,957,255	—	11,312,459
Total Investments, at fair value	$336,411,181	$15,797,599	$—	$352,208,780

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $275,543,636.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$87,450,055
Gross Unrealized Depreciation	(10,691,658)
Net Unrealized Appreciation	$76,758,397

See Accompanying Notes to Financial Statements

68

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT1AISS2 (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I, R6, S and S2

Voya Investors Trust

■	Voya Balanced Income Portfolio	■	Voya Limited Maturity Bond Portfolio
■	Voya High Yield Portfolio	■	Voya U.S. Stock Index Portfolio
■	Voya Large Cap Growth Portfolio	■	VY® CBRE Real Estate Portfolio
■	Voya Large Cap Value Portfolio	■	VY® JPMorgan Small Cap Core Equity Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
ASSETS:
Investments in securities at fair value+*	$213,580,266	$428,230,520	$4,532,617,351	$585,760,327
Investments in affiliates at fair value**	5,194,307	–	–	–
Short-term investments at fair value†	9,450,903	65,726,462	59,956,041	15,886,459
Cash	947,066	109,143	1,471,640	626,088
Cash collateral for futures contracts	697,406	–	–	–
Cash pledged for centrally cleared swaps (Note 2)	420,000	–	–	–
Cash pledged as collateral for OTC derivatives (Note 2)	586,400	–	–	–
Foreign currencies at value‡	15,184	–	–	–
Receivables:
Investment securities sold	1,724,661	11,160,894	152,086,680	27,237,291
Fund shares sold	321	2,437,166	302,854	188,182
Dividends	115,544	–	441,569	508,397
Interest	1,074,421	7,230,725	2,162	117
Foreign tax reclaims	101,081	–	48,300	132,441
Variation margin on centrally cleared swaps	275,277	–	–	–
Unrealized appreciation on forward foreign currency contracts	30,106	–	–	–
Unrealized appreciation on forward premium swaptions	150,439	–	–	–
Prepaid expenses	1,028	–	16,368	2,178
Reimbursement due from Investment Adviser	25,396	–	33,007	69,332
Other assets	22,085	31,882	257,956	66,231
Total assets	234,411,891	514,926,792	4,747,233,928	630,477,043

LIABILITIES:
Income distribution payable	–	2,354,464	–	–
Payable for investment securities purchased	4,358,285	6,539,675	155,964,924	32,798,695
Payable for fund shares redeemed	43,701	725,757	4,269,006	67,024
Payable upon receipt of securities loaned	5,074,578	61,602,470	17,536,041	9,883,459
Unrealized depreciation on forward foreign currency contracts	10,249	–	–	–
Unrealized depreciation on forward premium swaptions	18,577	–	–	–
Unrealized depreciation on OTC swap agreements	69,632	–	–	–
Variation margin payable on centrally cleared swaps	288,006	–	–	–
Payable for unified fees	–	176,794	–	–
Payable for investment management fees	100,483	–	2,396,944	355,564
Payable for distribution and shareholder service fees	58,402	63,081	1,091,614	26,883
Payable to trustees under the deferred compensation plan (Note 6)	22,085	31,882	257,956	66,231
Payable for trustee fees	695	–	10,959	1,431
Other accrued expenses and liabilities	55,813	–	499,528	152,128
Written options, at fair value^	265,276	–	–	–
Total liabilities	10,365,782	71,494,123	182,026,972	43,351,415
NET ASSETS	$224,046,109	$443,432,669	$4,565,206,956	$587,125,628

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

		Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
NET ASSETS WERE COMPRISED OF:
Paid-in capital		$218,850,436	$536,499,140	$3,069,019,074	$459,838,395
Total distributable earnings (loss)		5,195,673	(93,066,471)	1,496,187,882	127,287,233
NET ASSETS		$224,046,109	$443,432,669	$4,565,206,956	$587,125,628

+	Including securities loaned at value	$4,919,977	$59,846,884	$17,144,375	$9,970,763
*	Cost of investments in securities	$202,950,591	$434,843,208	$3,087,133,659	$529,652,112
**	Cost of investments in affiliates	$5,065,770	$—	$—	$—
†	Cost of short-term investments	$9,452,581	$65,727,884	$59,956,041	$15,886,459
‡	Cost of foreign currencies	$15,164	$—	$—	$—
^	Premiums received on written options	$216,369	$—	$—	$—

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio

Class ADV
Net assets	$46,456,910	$58,228,417	$1,652,662,529	$44,418,291
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,081,508	6,786,023	127,740,235	7,711,671
Net asset value and redemption price per share	$9.14	$8.58	$12.94	$5.76

Class I
Net assets	$6,261,461	$228,147,004	$1,456,560,071	$392,488,044
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	641,965	26,571,885	86,881,006	62,133,504
Net asset value and redemption price per share	$9.75	$8.59	$16.77	$6.32

Class R6
Net assets	n/a	n/a	$77,336,414	$125,652,908
Shares authorized	n/a	n/a	unlimited	unlimited
Par value	n/a	n/a	$0.001	$0.001
Shares outstanding	n/a	n/a	4,605,372	20,030,404
Net asset value and redemption price per share	n/a	n/a	$16.79	$6.27

Class S
Net assets	$168,824,272	$155,788,429	$1,325,680,553	$24,330,717
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	17,423,436	18,155,955	85,725,857	4,090,488
Net asset value and redemption price per share	$9.69	$8.58	$15.46	$5.95

Class S2
Net assets	$2,503,466	$1,268,819	$52,967,389	$235,668
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	258,783	147,696	3,524,314	39,506
Net asset value and redemption price per share	$9.67	$8.59	$15.03	$5.97

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
ASSETS:
Investments in securities at fair value+*	$314,381,237	$4,489,537,586	$168,785,525	$417,750,464
Short-term investments at fair value†	31,351,369	30,555,261	2,455,282	17,951,200
Cash	2,765	1,504,644	–	–
Cash collateral for futures contracts	645,257	1,404,200	–	323,500
Receivables:
Investment securities sold	3,644,129	160,699	1,508,640	13,279,136
Fund shares sold	1,337,684	372,422	80,950	1,089,418
Dividends	93,589	2,498,500	728,340	368,260
Interest	2,096,415	–	–	3
Foreign tax reclaims	–	–	1,144	24,122
Variation margin on futures contracts	47,692	–	–	120,806
Prepaid expenses	–	–	822	–
Reimbursement due from Investment Adviser	–	–	8,031	–
Other assets	15,132	206,090	23,795	27,668
Total assets	353,615,269	4,526,239,402	173,592,529	450,934,577

LIABILITIES:
Income distribution payable	1,288,838	–	–	–
Payable for investment securities purchased	24,567,011	–	1,001,513	10,389,564
Payable for fund shares redeemed	139,795	2,793,665	77,532	73,399
Payable upon receipt of securities loaned	6,658,369	1,585,261	2,148,758	11,224,062
Variation margin payable on futures contracts	–	144,202	–	4,819
Payable for unified fees	71,795	962,188	–	304,300
Payable for investment management fees	–	–	117,200	–
Payable for distribution and shareholder service fees	16,597	158,857	44,697	70,467
Payable to custodian due to bank overdraft	–	–	–	5,064
Payable to trustees under the deferred
compensation plan (Note 6)	15,132	206,090	23,795	27,668
Payable for trustee fees	–	–	3,870	–
Other accrued expenses and liabilities	–	–	90,628	–
Total liabilities	32,757,537	5,850,263	3,507,993	22,099,343
NET ASSETS	$320,857,732	$4,520,389,139	$170,084,536	$428,835,234

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$348,578,362	$2,160,392,564	$174,392,205	$373,053,719
Total distributable earnings (loss)	(27,720,630)	2,359,996,575	(4,307,669)	55,781,515
NET ASSETS	$320,857,732	$4,520,389,139	$170,084,536	$428,835,234

+ Including securities loaned at value	$6,489,255	$1,539,028	$2,078,763	$10,857,194
* Cost of investments in securities	$316,552,570	$2,645,891,460	$168,841,958	$375,193,230
† Cost of short-term investments	$31,351,369	$30,555,261	$2,455,282	$17,951,200

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
Net assets	$10,596,026	$92,137,758	$34,546,048	$108,548,575
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	1,148,245	4,769,694	1,366,105	8,119,121
Net asset value and redemption price per share	$9.23	$19.32	$25.29	$13.37

Class I
Net assets	$254,190,236	$3,950,127,800	$2,755,119	$205,223,057
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	26,994,108	192,770,007	100,199	13,299,548
Net asset value and redemption price per share	$9.42	$20.49	$27.50	$15.43

Class R6
Net assets	n/a	n/a	n/a	$29,889,112
Shares authorized	n/a	n/a	n/a	unlimited
Par value	n/a	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	n/a	1,939,727
Net asset value and redemption price per share	n/a	n/a	n/a	$15.41

Class S
Net assets	$56,071,470	$278,645,370	$126,236,079	$83,549,479
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,910,280	13,811,936	4,592,908	5,584,657
Net asset value and redemption price per share	$9.49	$20.17	$27.49	$14.96

Class S2
Net assets	n/a	$199,478,211	$6,547,290	$1,625,011
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$0.001	$0.001	$0.001
Shares outstanding	n/a	10,111,788	240,002	111,290
Net asset value and redemption price per share	n/a	$19.73	$27.28	$14.60

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$957,504	$1,537	$12,195,778	$6,536,741
Dividends from affiliated underlying funds	185,752	—	—	—
Interest, net of foreign taxes withheld*	3,365,631	14,708,921	5,578	2,362
Securities lending income, net	14,489	119,246	46	10,874
Other	517	7,483	13,386	1,744
Total investment income	4,523,893	14,837,187	12,214,788	6,551,721

EXPENSES:
Investment management fees	620,690	—	14,163,251	2,115,603
Unified fees	—	1,006,175	—	—
Distribution and shareholder service fees:
Class ADV	138,621	176,273	4,762,903	133,475
Class S	213,561	210,791	1,606,295	30,411
Class S2	5,144	2,473	97,989	454
Transfer agent fees:
Class ADV	6,259	—	250,614	25,596
Class I	823	—	215,234	222,243
Class R6	—	—	4	33
Class S	23,143	—	202,891	13,997
Class S2	348	—	7,738	130
Shareholder reporting expense	4,550	—	29,790	18,200
Professional fees	7,826	—	107,414	6,552
Custody and accounting expense	59,375	—	81,165	18,200
Trustee fees and expenses	4,004	13,886	58,426	3,640
Miscellaneous expense	10,575	—	78,835	12,657
Interest expense	—	158	2,156	708
Total expenses	1,094,919	1,409,756	21,664,705	2,601,899
Waived and reimbursed fees	(55,731)	(30,799)	(539,020)	(560,068)
Net expenses	1,039,188	1,378,957	21,125,685	2,041,831
Net investment income (loss)	3,484,705	13,458,230	(8,910,897)	4,509,890
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,263,986	(9,126,483)	264,822,693	38,597,429
Forward foreign currency contracts	(680,208)	—	—	—
Foreign currency related transactions	(147,493)	—	—	(313)
Futures	(771,981)	—	—	—
Swaps	(723,833)	—	—	—
Written options	358,224	—	—	—
Net realized gain (loss)	3,298,695	(9,126,483)	264,822,693	38,597,116
Net change in unrealized appreciation (depreciation) on:
Investments	7,953,023	6,440,763	643,139,386	5,140,599
Affiliates	(40,251)	—	—	—
Forward foreign currency contracts	117,884	—	—	—
Foreign currency related transactions	(5,057)	—	—	(249)
Futures	(447,280)	—	—	—

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited) (continued)

	Voya Balanced Income Portfolio	Voya High Yield Portfolio	Voya Large Cap Growth Portfolio	Voya Large Cap Value Portfolio
Swaps	498,656	—	—	—
Written options	(138,983)	—	—	—
Net change in unrealized appreciation
(depreciation)	7,937,992	6,440,763	643,139,386	5,140,350
Net realized and unrealized gain (loss)	11,236,687	(2,685,720)	907,962,079	43,737,466
Increase in net assets resulting from operations	$14,721,392	$10,772,510	$899,051,182	$48,247,356
* Foreign taxes withheld	$32,475	$—	$15,970	$9,656

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya Limited Maturity Bond Portfolio	Voya U.S. Stock Index Portfolio	VY® CBRE Real Estate Portfolio	VY® JPMorgan Small Cap Core Equity Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$406,335	$32,040,853	$3,411,543	$2,809,449
Interest, net of foreign taxes withheld*	7,274,255	116,961	118	12,635
Securities lending income, net	28,984	17,746	727	39,038
Other	1,056	13,493	554	1,348
Total investment income	7,710,630	32,189,053	3,412,942	2,862,470

EXPENSES:
Investment management fees	—	—	738,288	—
Unified fees	450,579	5,642,627	—	1,881,440
Distribution and shareholder service fees:
Class ADV	32,625	227,955	105,653	324,140
Class S	68,968	333,538	161,393	106,167
Class S2	—	374,804	13,147	7,120
Transfer agent fees:
Class ADV	—	—	21,636	—
Class I	—	—	1,727	—
Class S	—	—	79,315	—
Class S2	—	—	4,041	—
Shareholder reporting expense	—	—	1,633	—
Professional fees	—	—	7,280	—
Custody and accounting expense	—	—	9,950	—
Trustee fees and expenses	12,164	142,721	2,867	15,180
Miscellaneous expense	—	—	7,680	—
Interest expense	1,015	—	—	—
Total expenses	565,351	6,721,645	1,154,610	2,334,047
Waived and reimbursed fees	—	(13,341)	(259,666)	—
Brokerage commission recapture	—	—	—	(13,456)
Net expenses	565,351	6,708,304	894,944	2,320,591
Net investment income	7,145,279	25,480,749	2,517,998	541,879
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,247,529)	142,105,086	(251,448)	23,984,030
Foreign currency related transactions	—	—	(2)	—
Futures	(327,722)	11,272,553	—	167,027
Written options	22,461	—	—	—
Net realized gain (loss)	(4,552,790)	153,377,639	(251,450)	24,151,057
Net change in unrealized appreciation (depreciation) on:
Investments	4,093,843	438,693,032	(6,458,315)	(10,204,525)
Foreign currency related transactions	—	—	(6)	—
Futures	(1,010,562)	(2,651,975)	—	(159,772)
Net change in unrealized appreciation
(depreciation)	3,083,281	436,041,057	(6,458,321)	(10,364,297)
Net realized and unrealized gain (loss)	(1,469,509)	589,418,696	(6,709,771)	13,786,760
Increase (decrease) in net assets resulting from operations	$5,675,770	$614,899,445	$(4,191,773)	$14,328,639

* Foreign taxes withheld	$112	$7,753	$—	$12,263

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Income Portfolio		Voya High Yield Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2024	December 31,	June 30, 2024	December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$3,484,705	$7,609,710	$13,458,230	$24,727,312
Net realized gain (loss)	3,298,695	(5,733,815)	(9,126,483)	(22,729,361)
Net change in unrealized appreciation (depreciation)	7,937,992	23,126,073	6,440,763	42,803,261
Increase in net assets resulting from operations	14,721,392	25,001,968	10,772,510	44,801,212

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(1,227,818)	(1,780,489)	(3,705,327)
Class I	—	(189,048)	(6,050,683)	(10,392,759)
Class S	—	(5,048,114)	(5,407,427)	(11,049,941)
Class S2	—	(65,675)	(38,694)	(91,781)
Total distributions	—	(6,530,655)	(13,277,293)	(25,239,808)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,588,799	6,032,986	85,177,757	32,449,656
Reinvestment of distributions	—	6,530,655	13,277,293	25,239,808
	2,588,799	12,563,641	98,455,050	57,689,464
Cost of shares redeemed	(21,135,276)	(45,081,247)	(54,484,673)	(69,392,592)
Net increase (decrease) in net assets resulting from capital share transactions	(18,546,477)	(32,517,606)	43,970,377	(11,703,128)
Net increase (decrease) in net assets	(3,825,085)	(14,046,293)	41,465,594	7,858,276

NET ASSETS:
Beginning of year or period	227,871,194	241,917,487	401,967,075	394,108,799
End of year or period	$224,046,109	$227,871,194	$443,432,669	$401,967,075

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Large Cap Growth Portfolio		Voya Large Cap Value Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2024	December 31,	June 30, 2024	December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income (loss)	$(8,910,897)	$(9,722,264)	$4,509,890	$8,744,296
Net realized gain (loss)	264,822,693	(10,259,903)	38,597,116	29,390,675
Net change in unrealized appreciation (depreciation)	643,139,386	1,257,178,882	5,140,350	27,589,174
Increase in net assets resulting from operations	899,051,182	1,237,196,715	48,247,356	65,724,145

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	—	(1,303,610)
Class I	—	—	—	(9,303,366)
Class R6	—	—	—	(2,631,959)
Class S	—	—	—	(693,315)
Class S2	—	—	—	(5,538)
Total distributions	—	—	—	(13,937,788)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	51,036,981	83,341,744	38,537,683	27,918,362
Reinvestment of distributions	—	—	—	13,937,788
	51,036,981	83,341,744	38,537,683	41,856,150
Cost of shares redeemed	(472,947,633)	(904,081,988)	(36,633,847)	(57,465,256)
Net increase (decrease) in net assets resulting from capital share transactions	(421,910,652)	(820,740,244)	1,903,836	(15,609,106)
Net increase in net assets	477,140,530	416,456,471	50,151,192	36,177,251

NET ASSETS:
Beginning of year or period	4,088,066,426	3,671,609,955	536,974,436	500,797,185
End of year or period	$4,565,206,956	$4,088,066,426	$587,125,628	$536,974,436

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Limited
	Maturity Bond Portfolio		Voya U.S. Stock Index Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2024	December 31,	June 30, 2024	December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$7,145,279	$14,041,286	$25,480,749	$60,579,630
Net realized gain (loss)	(4,552,790)	(6,465,488)	153,377,639	1,965,590,294
Net change in unrealized appreciation (depreciation)	3,083,281	8,808,925	436,041,057	(877,348,712)
Increase in net assets resulting from operations	5,675,770	16,384,723	614,899,445	1,148,821,212

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(238,488)	(424,110)	—	(9,031,029)
Class I	(6,517,110)	(11,622,668)	—	(407,886,465)
Class S	(1,306,706)	(2,156,802)	—	(26,935,088)
Class S2	—	—	—	(17,290,587)
Total distributions	(8,062,304)	(14,203,580)	—	(461,143,169)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	18,054,858	59,426,259	263,789,274	468,597,054
Reinvestment of distributions	8,062,304	14,198,443	—	461,143,169
	26,117,162	73,624,702	263,789,274	929,740,223
Cost of shares redeemed	(46,107,269)	(105,634,585)	(622,035,040)	(4,290,950,365)
Net decrease in net assets resulting from capital share transactions	(19,990,107)	(32,009,883)	(358,245,766)	(3,361,210,142)
Net increase (decrease) in net assets	(22,376,641)	(29,828,740)	256,653,679	(2,673,532,099)

NET ASSETS:
Beginning of year or period	343,234,373	373,063,113	4,263,735,460	6,937,267,559
End of year or period	$320,857,732	$343,234,373	$4,520,389,139	$4,263,735,460

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	VY® CBRE Real Estate Portfolio		VY® JPMorgan Small Cap Core Equity Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2024	December 31,	June 30, 2024	December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$2,518,188	$4,330,105	$541,879	$1,568,346
Net realized gain (loss)	(251,450)	(8,339,600)	24,151,057	(8,285,357)
Net change in unrealized appreciation (depreciation)	(6,458,321)	28,351,594	(10,364,297)	56,382,129
Increase (decrease) in net assets resulting from operations	(4,191,583)	24,342,099	14,328,639	49,665,118

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(3,418,264)	—	(7,725,895)
Class I	—	(329,319)	—	(16,187,878)
Class R6	—	—	—	(2,175,104)
Class S	—	(12,007,871)	—	(5,759,805)
Class S2	—	(610,894)	—	(415,060)
Total distributions	—	(16,366,348)	—	(32,263,742)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	2,855,285	4,643,347	12,269,397	29,304,622
Reinvestment of distributions	—	16,366,348	—	32,263,742
	2,855,285	21,009,695	12,269,397	61,568,364
Cost of shares redeemed	(16,789,191)	(38,069,753)	(35,288,988)	(100,850,572)
Net decrease in net assets resulting from capital share transactions	(13,933,906)	(17,060,058)	(23,019,591)	(39,282,208)
Net decrease in net assets	(18,125,489)	(9,084,307)	(8,690,952)	(21,880,832)

NET ASSETS:
Beginning of year or period	188,210,215	197,294,522	437,526,186	459,407,018
End of year or period	$170,084,726	$188,210,215	$428,835,234	$437,526,186

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Balanced Income Portfolio
Class ADV
06-30-24+	8.58	0.12	•	0.44	0.56	—	—	—	—	—	9.14	6.53	1.25	1.20	1.20	2.80	46,457	49
12-31-23	7.93	0.24	•	0.62	0.86	0.21	—	—	0.21	—	8.58	11.02	1.24	1.20	1.20	2.95	46,186	142
12-31-22	10.39	0.19	•	(1.67)	(1.48)	0.18	0.80	—	0.98	—	7.93	(14.30)	1.24	1.20	1.20	2.13	48,684	104
12-31-21	9.77	0.17	•	0.67	0.84	0.22	—	—	0.22	—	10.39	8.65	1.22	1.20	1.20	1.69	65,611	133
12-31-20	10.65	0.21	•	(0.01)	0.20	0.36	0.72	—	1.08	—	9.77	2.80	1.22	1.20	1.20	2.20	66,515	69
12-31-19	10.05	0.30	•	1.47	1.77	0.50	0.67	—	1.17	—	10.65	17.93	1.26	1.22	1.22	2.79	78,155	231
Class I
06-30-24+	9.13	0.16	•	0.46	0.62	—	—	—	—	—	9.75	6.79	0.65	0.60	0.60	3.41	6,261	49
12-31-23	8.43	0.31	•	0.66	0.97	0.27	—	—	0.27	—	9.13	11.68	0.64	0.60	0.60	3.56	6,009	142
12-31-22	10.99	0.26	•	(1.77)	(1.51)	0.25	0.80	—	1.05	—	8.43	(13.78)	0.64	0.60	0.60	2.73	6,024	104
12-31-21	10.31	0.25	•	0.71	0.96	0.28	—	—	0.28	—	10.99	9.42	0.62	0.60	0.60	2.29	7,878	133
12-31-20	11.19	0.29	•	(0.03)	0.26	0.42	0.72	—	1.14	—	10.31	3.33	0.62	0.60	0.60	2.79	7,943	69
12-31-19	10.50	0.38	•	1.55	1.93	0.57	0.67	—	1.24	—	11.19	18.73	0.66	0.62	0.62	3.38	8,836	231
Class S
06-30-24+	9.08	0.15	•	0.46	0.61	—	—	—	—	—	9.69	6.72	0.90	0.85	0.85	3.15	168,824	49
12-31-23	8.38	0.29	•	0.66	0.95	0.25	—	—	0.25	—	9.08	11.42	0.89	0.85	0.85	3.30	173,258	142
12-31-22	10.92	0.23	•	(1.75)	(1.52)	0.22	0.80	—	1.02	—	8.38	(13.97)	0.89	0.85	0.85	2.47	184,513	104
12-31-21	10.25	0.22	•	0.70	0.92	0.25	—	—	0.25	—	10.92	9.09	0.87	0.85	0.85	2.04	256,146	133
12-31-20	11.13	0.26	•	(0.03)	0.23	0.39	0.72	—	1.11	—	10.25	3.03	0.87	0.85	0.85	2.55	266,536	69
12-31-19	10.45	0.36	•	1.52	1.88	0.53	0.67	—	1.20	—	11.13	18.40	0.91	0.87	0.87	3.18	295,942	231
Class S2
06-30-24+	9.06	0.14	•	0.47	0.61	—	—	—	—	—	9.67	6.73	1.05	1.00	1.00	3.03	2,503	49
12-31-23	8.36	0.27	•	0.66	0.93	0.23	—	—	0.23	—	9.06	11.20	1.04	1.00	1.00	3.15	2,418	142
12-31-22	10.89	0.22	•	(1.75)	(1.53)	0.20	0.80	—	1.00	—	8.36	(14.14)	1.04	1.00	1.00	2.32	2,698	104
12-31-21	10.22	0.20	•	0.70	0.90	0.23	—	—	0.23	—	10.89	8.88	1.02	1.00	1.00	1.89	4,112	133
12-31-20	11.10	0.27		(0.04)	0.23	0.39	0.72	—	1.11	—	10.22	3.02	1.02	1.00	1.00	2.40	5,189	69
12-31-19	10.43	0.32		1.54	1.86	0.52	0.67	—	1.19	—	11.10	18.15	1.06	1.02	1.02	2.97	5,679	231
Voya High Yield Portfolio
Class ADV
06-30-24+	8.65	0.26	•	(0.07)	0.19	0.26	—	—	0.26	—	8.58	2.22	1.10	1.08	1.08	6.14	58,228	41
12-31-23	8.23	0.50	•	0.43	0.93	0.51	—	—	0.51	—	8.65	11.63	1.09	1.08	1.08	5.91	61,268	47
12-31-22	9.94	0.46	•	(1.72)	(1.26)	0.45	—	—	0.45	—	8.23	(12.83)	1.10	1.08	1.08	5.22	61,172	21
12-31-21	9.96	0.45	•	0.01	0.46	0.46	—	0.02	0.48	—	9.94	4.65	1.10	1.08	1.08	4.52	79,216	63
12-31-20	9.94	0.46	•	0.03	0.49	0.46	—	0.01	0.47	—	9.96	5.26	1.10	1.08	1.08	4.80	80,017	90
12-31-19	9.09	0.50		0.83	1.33	0.48	—	—	0.48	—	9.94	14.82	1.10	1.08	1.08	5.20	87,540	59
Class I
06-30-24+	8.66	0.29	•	(0.08)	0.21	0.28	—	—	0.28	—	8.59	2.52	0.50	0.48	0.48	6.75	228,147	41
12-31-23	8.24	0.55	•	0.43	0.98	0.56	—	—	0.56	—	8.66	12.28	0.49	0.48	0.48	6.51	165,274	47
12-31-22	9.95	0.51	•	(1.72)	(1.21)	0.50	—	—	0.50	—	8.24	(12.28)	0.50	0.48	0.48	5.83	152,175	21
12-31-21	9.97	0.51	•	0.01	0.52	0.52	—	0.02	0.54	—	9.95	5.28	0.50	0.48	0.48	5.12	189,224	63
12-31-20	9.94	0.51	•	0.05	0.56	0.52	—	0.01	0.53	—	9.97	6.00	0.50	0.48	0.48	5.40	191,358	90
12-31-19	9.10	0.57	•	0.81	1.38	0.54	—	—	0.54	—	9.94	15.37	0.50	0.48	0.48	5.84	189,247	59
Class S
06-30-24+	8.65	0.28	•	(0.08)	0.20	0.27	—	—	0.27	—	8.58	2.40	0.75	0.73	0.73	6.49	155,788	41
12-31-23	8.23	0.52	•	0.44	0.96	0.54	—	—	0.54	—	8.65	12.01	0.74	0.73	0.73	6.26	174,158	47
12-31-22	9.94	0.49	•	(1.72)	(1.23)	0.48	—	—	0.48	—	8.23	(12.52)	0.75	0.73	0.73	5.56	179,355	21
12-31-21	9.96	0.48	•	0.01	0.49	0.49	—	0.02	0.51	—	9.94	5.01	0.75	0.73	0.73	4.87	244,800	63
12-31-20	9.94	0.49	•	0.04	0.53	0.50	—	0.01	0.51	—	9.96	5.63	0.75	0.73	0.73	5.15	266,537	90
12-31-19	9.09	0.54		0.82	1.36	0.51	—	—	0.51	—	9.94	15.22	0.75	0.73	0.73	5.54	307,506	59

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya High Yield Portfolio (continued)
Class S2
06-30-24+	8.66	0.27	•	(0.07)	0.20	0.27	—	—	0.27	—	8.59	2.32	0.90	0.88	0.88	6.34	1,269	41
12-31-23	8.24	0.51	•	0.43	0.94	0.52	—	—	0.52	—	8.66	11.83	0.89	0.88	0.88	6.10	1,267	47
12-31-22	9.95	0.48	•	(1.72)	(1.24)	0.47	—	—	0.47	—	8.24	(12.63)	0.90	0.88	0.88	5.34	1,407	21
12-31-21	9.97	0.47	•	0.01	0.48	0.48	—	0.02	0.50	—	9.95	4.86	0.90	0.88	0.88	4.72	2,688	63
12-31-20	9.95	0.48	•	0.03	0.51	0.48	—	0.01	0.49	—	9.97	5.48	0.90	0.88	0.88	4.99	3,119	90
12-31-19	9.11	0.51		0.83	1.34	0.50	—	—	0.50	—	9.95	14.91	0.90	0.88	0.88	5.37	3,012	59
Voya Large Cap Growth Portfolio
Class ADV
06-30-24+	10.54	(0.04	)•	2.44	2.40	—	—	—	—	—	12.94	22.77	1.30	1.27	1.27	(0.71)	1,652,663	21
12-31-23	7.69	(0.05	)•	2.90	2.85	—	—	—	—	—	10.54	37.06	1.31	1.27	1.27	(0.56)	1,497,865	57
12-31-22	19.43	(0.07	)•	(5.77)	(5.84)	—	5.90	—	5.90	—	7.69	(30.97)	1.31	1.27	1.27	(0.58)	1,263,757	47
12-31-21	20.45	(0.14	)•	3.76	3.62	—	4.64	—	4.64	—	19.43	18.89	1.30	1.27	1.27	(0.68)	2,085,856	72
12-31-20	17.96	(0.08)		5.00	4.92	—	2.43	—	2.43	—	20.45	30.11	1.32	1.27	1.27	(0.43)	2,073,088	86
12-31-19	16.37	(0.01)		4.97	4.96	0.02	3.35	—	3.37	—	17.96	31.90	1.27	1.27	1.27	(0.05)	1,890,631	78
Class I
06-30-24+	13.62	(0.01	)•	3.16	3.15	—	—	—	—	—	16.77	23.13	0.70	0.67	0.67	(0.11)	1,456,560	21
12-31-23	9.88	0.01	•	3.73	3.74	—	—	—	—	—	13.62	37.86	0.71	0.67	0.67	0.05	1,260,097	57
12-31-22	22.48	0.00	*•	(6.70)	(6.70)	—	5.90	—	5.90	—	9.88	(30.50)	0.71	0.67	0.67	0.02	1,251,871	47
12-31-21	22.90	(0.02	)•	4.24	4.22	—	4.64	—	4.64	—	22.48	19.55	0.70	0.67	0.67	(0.07)	1,937,889	72
12-31-20	19.83	0.04	•	5.57	5.61	0.11	2.43	—	2.54	—	22.90	30.88	0.72	0.67	0.67	0.17	2,436,873	86
12-31-19	17.78	0.11		5.43	5.54	0.14	3.35	—	3.49	—	19.83	32.77	0.67	0.67	0.67	0.54	2,000,466	78
Class R6
06-30-24+	13.64	(0.01	)•	3.16	3.15	—	—	—	—	—	16.79	23.09	0.67	0.67	0.67	(0.11)	77,336	21
12-31-23	9.90	0.01	•	3.73	3.74	—	—	—	—	—	13.64	37.78	0.67	0.67	0.67	0.05	66,206	57
12-31-22	22.50	0.00	*	(6.70)	(6.70)	—	5.90	—	5.90	—	9.90	(30.47)	0.68	0.67	0.67	0.02	53,900	47
12-31-21	22.91	(0.02	)•	4.25	4.23	—	4.64	—	4.64	—	22.50	19.58	0.67	0.67	0.67	(0.08)	95,588	72
12-31-20	19.84	0.03		5.58	5.61	0.11	2.43	—	2.54	—	22.91	30.86	0.67	0.67	0.67	0.16	88,303	86
12-31-19	17.78	0.11		5.44	5.55	0.14	3.35	—	3.49	—	19.84	32.82	0.67	0.67	0.67	0.54	59,938	78
Class S
06-30-24+	12.57	(0.03	)•	2.92	2.89	—	—	—	—	—	15.46	22.99	0.95	0.92	0.92	(0.36)	1,325,681	21
12-31-23	9.15	(0.02	)•	3.44	3.42	—	—	—	—	—	12.57	37.38	0.96	0.92	0.92	(0.21)	1,219,524	57
12-31-22	21.47	(0.03	)•	(6.39)	(6.42)	—	5.90	—	5.90	—	9.15	(30.66)	0.96	0.92	0.92	(0.23)	1,066,004	47
12-31-21	22.10	(0.07	)•	4.08	4.01	—	4.64	—	4.64	—	21.47	19.28	0.95	0.92	0.92	(0.33)	1,787,956	72
12-31-20	19.21	(0.01)		5.38	5.37	0.05	2.43	—	2.48	—	22.10	30.59	0.97	0.92	0.92	(0.08)	1,867,154	86
12-31-19	17.31	0.06		5.27	5.33	0.08	3.35	—	3.43	—	19.21	32.41	0.92	0.92	0.92	0.30	1,839,829	78
Class S2
06-30-24+	12.23	(0.04	)•	2.84	2.80	—	—	—	—	—	15.03	22.89	1.10	1.07	1.07	(0.51)	52,967	21
12-31-23	8.91	(0.04	)•	3.36	3.32	—	—	—	—	—	12.23	37.26	1.11	1.07	1.07	(0.36)	44,374	57
12-31-22	21.16	(0.05	)•	(6.30)	(6.35)	—	5.90	—	5.90	—	8.91	(30.80)	1.11	1.07	1.07	(0.38)	36,077	47
12-31-21	21.87	(0.10	)•	4.03	3.93	—	4.64	—	4.64	—	21.16	19.10	1.10	1.07	1.07	(0.48)	64,403	72
12-31-20	19.03	(0.04)		5.33	5.29	0.02	2.43	—	2.45	—	21.87	30.43	1.12	1.07	1.07	(0.22)	65,511	86
12-31-19	17.18	0.04		5.21	5.25	0.05	3.35	—	3.40	—	19.03	32.16	1.07	1.07	1.07	0.15	61,219	78
Voya Large Cap Value Portfolio
Class ADV
06-30-24+	5.30	0.03	•	0.43	0.46	—	—	—	—	—	5.76	8.68	1.48	1.26	1.26	1.04	44,418	50
12-31-23	4.83	0.06	•	0.57	0.63	0.09	0.07	—	0.16	—	5.30	13.03	1.48	1.24	1.24	1.18	44,283	82
12-31-22	13.67	0.08	•	(1.13)	(1.05)	0.06	7.73	—	7.79	—	4.83	(3.88)	1.50	1.24	1.24	1.02	46,054	74
12-31-21	11.16	0.08	•	2.83	2.91	0.22	0.18	—	0.40	—	13.67	26.24	1.42	1.24	1.24	0.66	52,418	82
12-31-20	11.96	0.15		0.26	0.41	0.18	1.03	—	1.21	—	11.16	5.61	1.43	1.24	1.24	1.43	47,671	130

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Large Cap Value Portfolio (continued)
Class ADV (continued)
12-31-19	10.48	0.17		2.34	2.51	0.18	0.85	—	1.03	—	11.96	24.45	1.35	1.24	1.24	1.40	53,098	95
Class I
06-30-24+	5.80	0.05	•	0.47	0.52	—	—	—	—	—	6.32	8.97	0.88	0.66	0.66	1.64	392,488	50
12-31-23	5.23	0.10	•	0.62	0.72	0.08	0.07	—	0.15	—	5.80	13.73	0.88	0.64	0.64	1.78	375,498	82
12-31-22	14.04	0.13	•	(1.13)	(1.00)	0.08	7.73	—	7.81	—	5.23	(3.21)	0.90	0.64	0.64	1.62	357,384	74
12-31-21	11.45	0.17	•	2.90	3.07	0.30	0.18	—	0.48	—	14.04	26.99	0.82	0.64	0.64	1.26	386,934	82
12-31-20	12.22	0.22		0.28	0.50	0.24	1.03	—	1.27	—	11.45	6.28	0.83	0.64	0.64	2.02	329,385	130
12-31-19	10.69	0.24		2.39	2.63	0.25	0.85	—	1.10	—	12.22	25.12	0.75	0.64	0.64	2.00	367,345	95
Class R6
06-30-24+	5.76	0.05	•	0.46	0.51	—	—	—	—	—	6.27	8.85	0.76	0.66	0.66	1.64	125,653	50
12-31-23	5.21	0.10	•	0.62	0.72	0.10	0.07	—	0.17	—	5.76	13.80	0.77	0.64	0.64	1.77	92,856	82
12-31-22	14.03	0.12	•	(1.12)	(1.00)	0.09	7.73	—	7.82	—	5.21	(3.26)	0.78	0.64	0.64	1.71	72,042	74
12-31-21	11.44	0.19	•	2.88	3.07	0.30	0.18	—	0.48	—	14.03	27.02	0.76	0.64	0.64	1.41	12,976	82
12-31-20	12.21	0.21	•	0.29	0.50	0.24	1.03	—	1.27	—	11.44	6.27	0.77	0.64	0.64	2.01	230	130
12-31-19	10.68	0.25	•	2.38	2.63	0.25	0.85	—	1.10	—	12.21	25.14	0.75	0.64	0.64	2.16	306	95
Class S
06-30-24+	5.46	0.04	•	0.45	0.49	—	—	—	—	—	5.95	8.97	1.13	0.91	0.91	1.39	24,331	50
12-31-23	4.96	0.08	•	0.58	0.66	0.09	0.07	—	0.16	—	5.46	13.28	1.13	0.89	0.89	1.53	24,122	82
12-31-22	13.78	0.10	•	(1.11)	(1.01)	0.08	7.73	—	7.81	—	4.96	(3.47)	1.15	0.89	0.89	1.36	25,128	74
12-31-21	11.25	0.13	•	2.85	2.98	0.27	0.18	—	0.45	—	13.78	26.67	1.07	0.89	0.89	0.99	30,661	82
12-31-20	12.04	0.19		0.27	0.46	0.22	1.03	—	1.25	—	11.25	5.97	1.08	0.89	0.89	1.78	611,514	130
12-31-19	10.55	0.20	•	2.36	2.56	0.22	0.85	—	1.07	—	12.04	24.78	1.00	0.89	0.89	1.75	665,553	95
Class S2
06-30-24+	5.48	0.04	•	0.45	0.49	—	—	—	—	—	5.97	8.94	1.28	1.06	1.06	1.24	236	50
12-31-23	4.97	0.07	•	0.59	0.66	0.08	0.07	—	0.15	—	5.48	13.24	1.28	1.04	1.04	1.38	215	164
12-31-22	13.80	0.09	•	(1.12)	(1.03)	0.07	7.73	—	7.80	—	4.97	(3.69)	1.28	1.04	1.04	1.23	189	74
12-31-21	11.27	0.11	•	2.85	2.96	0.25	0.18	—	0.43	—	13.80	26.43	1.22	1.04	1.04	0.87	196	82
12-31-20	12.06	0.17	•	0.27	0.44	0.20	1.03	—	1.23	—	11.27	5.86	1.23	1.04	1.04	1.63	154	130
12-31-19	10.56	0.19	•	2.36	2.55	0.20	0.85	—	1.05	—	12.06	24.63	1.15	1.04	1.04	1.60	145	95
Voya Limited Maturity Bond Portfolio
Class ADV
06-30-24+	9.29	0.18	•	(0.04)	0.14	0.20	—	—	0.20	—	9.23	1.54	0.88	0.88	0.88	3.83	10,596	160
12-31-23	9.23	0.31	•	0.07	0.38	0.32	—	—	0.32	—	9.29	4.17	0.88	0.88	0.88	3.38	11,268	281
12-31-22	9.87	0.14	•	(0.66)	(0.52)	0.12	—	—	0.12	—	9.23	(5.26)	0.88	0.88	0.88	1.53	13,671	306
12-31-21	10.03	0.05	•	(0.10)	(0.05)	0.11	—	—	0.11	—	9.87	(0.55)	0.88	0.88	0.88	0.47	14,958	253
12-31-20	9.91	0.12		0.16	0.28	0.16	—	—	0.16	—	10.03	2.87	0.88	0.88	0.88	1.15	15,016	263
12-31-19	9.68	0.19		0.16	0.35	0.12	—	—	0.12	—	9.91	3.66	0.89	0.89	0.89	1.85	15,579	330
Class I
06-30-24+	9.48	0.21	•	(0.04)	0.17	0.23	—	—	0.23	—	9.42	1.86	0.28	0.28	0.28	4.43	254,190	160
12-31-23	9.42	0.38	•	0.06	0.44	0.38	—	—	0.38	—	9.48	4.79	0.28	0.28	0.28	3.99	273,180	281
12-31-22	10.07	0.21	•	(0.68)	(0.47)	0.18	—	—	0.18	—	9.42	(4.66)	0.28	0.28	0.28	2.16	301,980	306
12-31-21	10.23	0.11	•	(0.10)	0.01	0.17	—	—	0.17	—	10.07	0.08	0.28	0.28	0.28	1.06	329,913	253
12-31-20	10.11	0.17	•	0.18	0.35	0.23	—	—	0.23	—	10.23	3.46	0.28	0.28	0.28	1.70	332,196	263
12-31-19	9.87	0.24		0.19	0.43	0.19	—	—	0.19	—	10.11	4.33	0.29	0.29	0.29	2.44	197,182	330
Class S
06-30-24+	9.55	0.20	•	(0.04)	0.16	0.22	—	—	0.22	—	9.49	1.74	0.53	0.53	0.53	4.18	56,071	160
12-31-23	9.49	0.36	•	0.06	0.42	0.36	—	—	0.36	—	9.55	4.52	0.53	0.53	0.53	3.75	58,787	281
12-31-22	10.15	0.18	•	(0.68)	(0.50)	0.16	—	—	0.16	—	9.49	(4.94)	0.53	0.53	0.53	1.87	57,412	306
12-31-21	10.31	0.08	•	(0.10)	(0.02)	0.14	—	—	0.14	—	10.15	(0.16)	0.53	0.53	0.53	0.82	71,037	253

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Limited Maturity Bond Portfolio (continued)
Class S (continued)
12-31-20	10.19	0.16		0.16	0.32	0.20	—	—	0.20	—	10.31	3.19	0.53	0.53	0.53	1.50	71,911	263
12-31-19	9.95	0.22		0.18	0.40	0.16	—	—	0.16	—	10.19	4.06	0.54	0.54	0.54	2.20	75,066	330
Voya U.S. Stock Index Portfolio
Class ADV
06-30-24+	16.82	0.06	•	2.44	2.50	—	—	—	—	—	19.32	14.86	0.80	0.80	0.80	0.69	92,138	1
12-31-23	15.01	0.14	•	3.54	3.68	0.17	1.70	—	1.87	—	16.82	25.25	0.80	0.80	0.80	0.89	83,268	6
12-31-22	20.92	0.14	•	(4.09)	(3.95)	0.14	1.82	—	1.96	—	15.01	(18.78)	0.80	0.80	0.80	0.82	73,855	8
12-31-21	18.21	0.12	•	4.72	4.84	0.11	2.02	—	2.13	—	20.92	27.66	0.80	0.80	0.80	0.61	99,373	3
12-31-20	16.38	0.18		2.55	2.73	0.24	0.66	—	0.90	—	18.21	17.48	0.79	0.79	0.79	1.03	100,049	9
12-31-19	13.44	0.19	•	3.82	4.01	0.17	0.90	—	1.07	—	16.38	30.43	0.80	0.80	0.80	1.22	102,813	9
Class I
06-30-24+	17.80	0.12	•	2.57	2.69	—	—	—	—	—	20.49	15.11	0.27	0.27	0.27	1.22	3,950,128	1
12-31-23	15.78	0.24	•	3.74	3.98	0.26	1.70	—	1.96	—	17.80	25.93	0.27	0.27	0.27	1.42	3,746,966	6
12-31-22	21.87	0.24	•	(4.28)	(4.04)	0.23	1.82	—	2.05	—	15.78	(18.35)	0.27	0.27	0.27	1.35	3,602,730	8
12-31-21	18.94	0.23	•	4.95	5.18	0.23	2.02	—	2.25	—	21.87	28.37	0.27	0.27	0.27	1.14	4,525,779	3
12-31-20	16.99	0.28		2.66	2.94	0.33	0.66	—	0.99	—	18.94	18.11	0.26	0.26	0.26	1.55	4,258,517	9
12-31-19	13.90	0.26		3.99	4.25	0.26	0.90	—	1.16	—	16.99	31.12	0.27	0.27	0.27	1.75	4,065,091	9
Class S
06-30-24+	17.54	0.09	•	2.54	2.63	—	—	—	—	—	20.17	15.00	0.52	0.51	0.51	0.98	278,645	1
12-31-23	15.57	0.20	•	3.67	3.87	0.20	1.70	—	1.90	—	17.54	25.56	0.52	0.51	0.51	1.18	260,411	6
12-31-22	21.60	0.20	•	(4.22)	(4.02)	0.19	1.82	—	2.01	—	15.57	(18.50)	0.52	0.51	0.51	1.11	224,160	8
12-31-21	18.74	0.18	•	4.88	5.06	0.18	2.02	—	2.20	—	21.60	28.02	0.52	0.51	0.51	0.90	303,248	3
12-31-20	16.82	0.24		2.63	2.87	0.29	0.66	—	0.95	—	18.74	17.87	0.51	0.50	0.50	1.32	280,432	9
12-31-19	13.80	0.23	•	3.94	4.17	0.25	0.90	—	1.15	—	16.82	30.77	0.52	0.51	0.51	1.46	283,768	9
Class S2
06-30-24+	17.17	0.08	•	2.48	2.56	—	—	—	—	—	19.73	14.91	0.67	0.67	0.67	0.82	199,478	1
12-31-23	15.31	0.17	•	3.61	3.78	0.22	1.70	—	1.92	—	17.17	25.38	0.67	0.67	0.67	1.02	173,092	6
12-31-22	21.28	0.17	•	(4.16)	(3.99)	0.16	1.82	—	1.98	—	15.31	(18.63)	0.67	0.67	0.67	0.95	142,580	8
12-31-21	18.49	0.15	•	4.81	4.96	0.15	2.02	—	2.17	—	21.28	27.85	0.67	0.67	0.67	0.74	181,812	3
12-31-20	16.62	0.20		2.59	2.79	0.26	0.66	—	0.92	—	18.49	17.62	0.66	0.66	0.66	1.16	151,642	9
12-31-19	13.62	0.21	•	3.88	4.09	0.19	0.90	—	1.09	—	16.62	30.60	0.67	0.67	0.67	1.35	149,297	9
VY® CBRE Real Estate Portfolio
Class ADV
06-30-24+	25.88	0.33	•	(0.92)	(0.59)	—	—	—	—	—	25.29	(2.28)	1.61	1.31	1.31	2.62	34,546	36
12-31-23	24.94	0.51	•	2.79	3.30	0.59	1.77	—	2.36	—	25.88	13.62	1.63	1.28	1.28	2.07	38,058	73
12-31-22	43.39	0.46	•	(11.98)	(11.52)	0.46	6.47	—	6.93	—	24.94	(27.40)	1.61	1.28	1.28	1.44	38,305	62
12-31-21	29.09	0.37	•	14.50	14.87	0.57	—	—	0.57	—	43.39	51.46	1.62	1.28	1.28	1.02	63,318	67
12-31-20	36.39	0.41	•	(3.54)	(3.13)	0.66	3.51	—	4.17	—	29.09	(6.89)	1.63	1.28	1.28	1.38	48,781	103
12-31-19	29.16	0.51	•	7.53	8.04	0.63	0.18	—	0.81	—	36.39	27.71	1.46	1.31	1.31	1.49	63,873	69
Class I
06-30-24+	28.05	0.43	•	(0.98)	(0.55)	—	—	—	—	—	27.50	(1.96)	1.01	0.71	0.71	3.18	2,755	36
12-31-23	26.92	0.56	•	3.18	3.74	0.84	1.77	—	2.61	—	28.05	14.31	1.03	0.68	0.68	2.07	3,281	73
12-31-22	46.19	0.72	•	(12.81)	(12.09)	0.71	6.47	—	7.18	—	26.92	(26.97)	1.01	0.68	0.68	2.10	8,128	62
12-31-21	30.88	0.62	•	15.41	16.03	0.72	—	—	0.72	—	46.19	52.34	1.02	0.68	0.68	1.65	11,745	67
12-31-20	38.38	0.55	•	(3.64)	(3.09)	0.90	3.51	—	4.41	—	30.88	(6.32)	1.03	0.68	0.68	1.76	14,403	103
12-31-19	30.72	0.68	•	8.01	8.69	0.85	0.18	—	1.03	—	38.38	28.47	0.86	0.71	0.71	1.88	24,412	69
Class S
06-30-24+	28.08	0.40	•	(0.99)	(0.59)	—	—	—	—	—	27.49	(2.10)	1.26	0.96	0.96	2.97	126,236	36
12-31-23	26.88	0.64	•	3.03	3.67	0.70	1.77	—	2.47	—	28.08	14.04	1.28	0.93	0.93	2.41	139,768	73

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® CBRE Real Estate Portfolio (continued)
Class S (continued)
12-31-22	46.11	0.62	•	(12.77)	(12.15)	0.61	6.47	—	7.08	—	26.88	(27.14)	1.26	0.93	0.93	1.80	143,264	62
12-31-21	30.87	0.52	•	15.39	15.91	0.67	—	—	0.67	—	46.11	51.96	1.27	0.93	0.93	1.37	227,726	67
12-31-20	38.32	0.53	•	(3.68)	(3.15)	0.79	3.51	—	4.30	—	30.87	(6.53)	1.28	0.93	0.93	1.71	173,126	103
12-31-19	30.67	0.66	•	7.93	8.59	0.76	0.18	—	0.94	—	38.32	28.15	1.11	0.96	0.96	1.82	230,346	69
Class S2
06-30-24+	27.89	0.38	•	(0.99)	(0.61)	—	—	—	—	—	27.28	(2.19)	1.41	1.11	1.11	2.82	6,547	36
12-31-23	26.70	0.59	•	3.01	3.60	0.64	1.77	—	2.41	—	27.89	13.86	1.43	1.08	1.08	2.24	7,103	73
12-31-22	45.78	0.54	•	(12.65)	(12.11)	0.50	6.47	—	6.97	—	26.70	(27.25)	1.41	1.08	1.08	1.58	—	62
12-31-21	30.64	0.46	•	15.28	15.74	0.60	—	—	0.60	—	45.78	51.74	1.42	1.08	1.08	1.21	13,826	67
12-31-20	38.07	0.46	•	(3.64)	(3.18)	0.74	3.51	—	4.25	—	30.64	(6.69)	1.43	1.08	1.08	1.49	11,420	103
12-31-19	30.47	0.60	•	7.88	8.48	0.70	0.18	—	0.88	—	38.07	27.97	1.26	1.11	1.11	1.67	15,394	69
VY® JPMorgan Small Cap Core Equity Portfolio
Class ADV
06-30-24+	12.97	(0.01	)•	0.41	0.40	—	—	—	—	—	13.37	3.08	1.48	1.48	1.47	(0.15)	108,549	25
12-31-23	12.47	(0.01	)•	1.46	1.45	—	0.95	—	0.95	—	12.97	11.88	1.48	1.48	1.46	(0.07)	109,167	46
12-31-22	19.30	(0.03	)•	(3.59)	(3.62)	—	3.21	—	3.21	—	12.47	(18.08)	1.47	1.47	1.47	(0.18)	105,703	46
12-31-21	17.26	(0.08	)•	3.14	3.06	—	1.02	—	1.02	—	19.30	17.94	1.46	1.46	1.45	(0.44)	140,945	52
12-31-20	14.90	(0.01)		2.37	2.36	—	—	—	—	—	17.26	15.84	1.47	1.47	1.46	(0.03)	128,295	71
12-31-19	15.79	0.00	*	3.92	3.92	0.03	4.55	0.23	4.81	—	14.90	25.96	1.45	1.45	1.44	0.05	130,058	50
Class I
06-30-24+	14.92	0.03	•	0.48	0.51	—	—	—	—	—	15.43	3.42	0.88	0.88	0.87	0.45	205,223	25
12-31-23	14.19	0.07	•	1.66	1.73	0.05	0.95	—	1.00	—	14.92	12.46	0.88	0.88	0.86	0.52	203,320	46
12-31-22	21.28	0.07	•	(3.95)	(3.88)	—	3.21	—	3.21	—	14.19	(17.57)	0.87	0.87	0.87	0.43	229,935	46
12-31-21	18.89	0.04	•	3.45	3.49	0.08	1.02	—	1.10	—	21.28	18.71	0.86	0.86	0.85	0.18	282,032	52
12-31-20	16.21	0.10		2.58	2.68	—	—	—	—	—	18.89	16.53	0.87	0.87	0.86	0.57	211,266	71
12-31-19	16.89	0.12		4.20	4.32	0.22	4.55	0.23	5.00	—	16.21	26.75	0.85	0.85	0.84	0.66	240,957	50
Class R6
06-30-24+	14.90	0.03	•	0.48	0.51	—	—	—	—	—	15.41	3.42	0.88	0.88	0.87	0.44	29,889	25
12-31-23	14.17	0.08	•	1.65	1.73	0.05	0.95	—	1.00	—	14.90	12.48	0.88	0.88	0.86	0.53	32,760	46
12-31-22	21.25	0.05	•	(3.92)	(3.87)	—	3.21	—	3.21	—	14.17	(17.55)	0.87	0.87	0.87	0.30	31,036	46
12-31-21	18.87	0.03	•	3.45	3.48	0.08	1.02	—	1.10	—	21.25	18.67	0.86	0.86	0.85	0.16	129,718	52
12-31-20	16.20	0.11	•	2.56	2.67	—	—	—	—	—	18.87	16.48	0.87	0.87	0.86	0.70	118,342	71
12-31-19	16.88	0.12		4.20	4.32	0.22	4.55	0.23	5.00	—	16.20	26.78	0.85	0.85	0.84	0.66	38,161	50
Class S
06-30-24+	14.49	0.01	•	0.46	0.47	—	—	—	—	—	14.96	3.24	1.13	1.13	1.12	0.20	83,549	25
12-31-23	13.80	0.04	•	1.62	1.66	0.02	0.95	—	0.97	—	14.49	12.26	1.13	1.13	1.11	0.28	86,418	46
12-31-22	20.85	0.03	•	(3.87)	(3.84)	—	3.21	—	3.21	—	13.80	(17.76)	1.12	1.12	1.12	0.16	86,656	46
12-31-21	18.55	(0.02	)•	3.38	3.36	0.04	1.02	—	1.06	—	20.85	18.32	1.11	1.11	1.10	(0.09)	124,185	52
12-31-20	15.95	0.05		2.55	2.60	—	—	—	—	—	18.55	16.30	1.12	1.12	1.11	0.31	122,575	71
12-31-19	16.65	0.07		4.14	4.21	0.13	4.55	0.23	4.91	—	15.95	26.39	1.10	1.10	1.09	0.37	129,784	50
Class S2
06-30-24+	14.15	0.00	*•	0.45	0.45	—	—	—	—	—	14.60	3.18	1.28	1.28	1.27	0.01	1,625	25
12-31-23	13.51	0.02	•	1.57	1.59	—	0.95	—	0.95	—	14.15	12.00	1.28	1.28	1.26	0.13	5,862	46
12-31-22	20.52	0.00	*	(3.80)	(3.80)	—	3.21	—	3.21	—	13.51	(17.86)	1.27	1.27	1.27	0.01	6,076	46
12-31-21	18.27	(0.05	)•	3.33	3.28	0.01	1.02	—	1.03	—	20.52	18.17	1.26	1.26	1.25	(0.24)	8,692	52
12-31-20	15.74	0.03		2.50	2.53	—	—	—	—	—	18.27	16.07	1.27	1.27	1.26	0.16	8,312	71
12-31-19	16.46	0.04	•	4.09	4.13	0.07	4.55	0.23	4.85	—	15.74	26.20	1.25	1.25	1.24	0.22	9,014	50

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (continued)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act” or the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The eight series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Balanced Income Portfolio (“Balanced Income”), Voya High Yield Portfolio (“High Yield”), Voya Large Cap Growth Portfolio (“Large Cap Growth”), Voya Large Cap Value Portfolio (“Large Cap Value”), Voya Limited Maturity Bond Portfolio (“Limited Maturity Bond”), Voya U.S. Stock Index Portfolio (“U.S. Stock Index”), VY® CBRE Real Estate Portfolio (“CBRE Real Estate”), and VY® JPMorgan Small Cap Core Equity Portfolio (“JPMorgan Small Cap Core Equity”). All of the Portfolios are diversified except for Large Cap Growth, which is a non-diversified Portfolio of the Trust. In seeking to track the performance of the index, U.S. Stock Index may become non-diversified as a result of a change in relative market capitalizations or index weightings of one or more components of the index. As a result, whether U.S. Stock Index will be considered diversified or non-diversified at any time will depend largely on the make-up of the index at the time. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”), Class R6, Service (“Class S”) and Service 2 (“Class S2”); however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to Balanced Income, High Yield, Large Cap Growth, Large Cap Value, Limited Maturity Bond, and U.S. Stock Index. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method. CBRE Real Estate estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of cost of the related investments. If CBRE Real Estate no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly and net capital gains distributions, if any, are declared and paid annually by High Yield and Limited Maturity Bond. Dividends from net investment income, if any, are declared and paid semi-annually and net capital gains distributions, if any, are declared and paid annually by Large Cap Value and U.S. Stock Index. For all other Portfolios, dividends from net investment income and net capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a

Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2024, the maximum amount of loss that Balanced Income would incur if its counterparties failed to perform would be $389,630 which represents the gross payments to be received on open forward foreign currency contracts, forward premium swaptions and OTC purchased options were they to be unwound as of June 30, 2024. At June 30, 2024, the Portfolio did not receive any cash collateral for open OTC derivatives.

Certain Portfolios have entered into derivative contracts that contain credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, Balanced Income had a liability position of $352,382 on open forward foreign currency contracts, forward premium swaptions, volatility swaps and OTC written options. If a contingent feature would have been triggered as of June 30, 2024, the Portfolio could have been required to pay these amounts in cash to its counterparties. At June 30, 2024, Balanced Income pledged $586,400 in cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward currency contract,

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Portfolio of Investments.

During the period ended June 30, 2024, Balanced Income had average contract amounts on forward foreign currency contracts purchased and sold of $25,812,724 and $28,945,630, respectively. The Portfolio used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2024.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of

Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2024, U.S. Stock Index and JPMorgan Small Cap Core Equity have purchased futures contracts on various equity indexes to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. In addition, Balanced Income and Limited Maturity Bond had purchased and sold futures contracts on treasury futures to manage the duration and yield curve of the Portfolios. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where each Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of each Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against counterparty default.

During the period ended June 30, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below. Please refer to the tables within each respective Portfolio of Investments for open futures contracts at June 30, 2024.

	Purchased	Sold
Balanced Income	$114,988,758	$16,966,292
Limited Maturity Bond	127,882,640	32,792,299
U.S. Stock Index	61,366,292	—
JPMorgan Small Cap Core Equity	4,708,578	—

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value is equal to at least 100% of the carrying amount of the repurchase agreement, plus accrued interest, being invested by a Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest, is at least equal to the repurchase price. If the seller defaults, a Portfolio might incur a loss or delay in the realization of proceeds if the value of the security collateralizing the repurchase agreement declines, and may incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. There were no open repurchase agreements for any Portfolio at June 30, 2024.

K. Securities Lending. Each Portfolio may loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

M. Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price.

N. Options Contracts. Certain Portfolios may purchase put and call options and may write (sell) put options and covered call options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Portfolios give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Portfolios may incur a loss if the market price of the security decreases

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and the option is exercised. The risk in buying an option is that the Portfolios pay a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

During the period ended June 30, 2024, Balanced Income had purchased and written foreign currency options with a notional value of $9,273,510 and $5,249,184, respectively, to gain exposure to foreign currencies and to generate income. Please refer to the tables following the Portfolios of Investments for open purchased and written foreign currency options at June 30, 2024.

During the period ended June 30, 2024, Balanced Income had purchased and written interest rate swaptions with an average notional value of $13,594,156 and $36,618,646, respectively, to gain exposure to interest rates and to generate income. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced Income had purchased and written forward premium swaptions with an average notional value of $8,269,295 and $4,637,497, respectively, to manage duration and yield curve exposures. Please refer to the tables following the Portfolios of Investments for open purchased and written forward premium swaptions at June 30, 2024.

During the period ended June 30, 2024, Balanced Income had purchased and written exchange-traded options with an average notional value of $35,496,813 and $35,496,813, respectively, to manage duration and yield curve exposures and to generate income. Please refer to the tables following the Portfolios of Investments for open purchased and written exchange-traded options at June 30, 2024.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of an OTC swap contract is recorded on each Portfolio’s Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

There were no open credit default swaps entered into by Portfolio during the period ended June 30, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2024, Balanced Income had entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on interest rate swaps was $25,021,192.

For the period ended June 30, 2024, Balanced Income had entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps was $13,684,714.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Balanced Income entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open centrally cleared interest rate swaps at June 30, 2024.

At June 30, 2024, Balanced Income had pledged $420,000 in cash collateral for open centrally cleared interest rate swaps.

Volatility Swap Contracts. Certain Portfolios may enter into volatility swaps. Volatility swaps are agreements in which the counterparties agree to make payments in connection with changes in the volatility (i.e., the magnitude of change over a specified period of time) of an underlying referenced instrument, such as a currency, rate, index, security or other financial instrument. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying referenced instrument. As a receiver of the realized price volatility, a Portfolio would receive the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would owe the payoff amount when the volatility is less than the strike. As a payer of the realized price volatility, a Portfolio would owe the payoff amount when the realized price volatility of the referenced instrument is greater than the strike and would receive the payoff amount when the volatility is less than the strike.

During the period ended June 30, 2024, Balanced Income had an average notional amount of $47,500 on foreign currency volatility swaps (receiver). Please refer to the tables within the Portfolio of Investments for open foreign currency volatility swaps at June 30, 2024.

P. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities were as follows:

	Purchases	Sales
Balanced Income	$61,517,472	$71,855,499
High Yield	207,838,194	163,689,741
Large Cap Growth	910,672,229	1,360,266,349
Large Cap Value	290,872,592	283,629,840
Limited Maturity Bond	169,883,004	169,136,964
U.S. Stock Index	39,151,903	325,447,345
CBRE Real Estate	62,811,395	74,079,280
JPMorgan Small Cap Core Equity	104,369,164	127,223,083

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced Income	$46,581,006	$53,237,624
Limited Maturity Bond	839,264,888	897,969,982

NOTE 4 — INVESTMENT MANAGEMENT FEES

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced Income	0.55% on all assets
Large Cap Growth	0.65% on the first $5.5 billion; 0.62% on the next $1.5 billion; 0.60% on the next $3 billion; and 0.59% on the amount in excess of $10 billion
Large Cap Value(1)	0.75% on the first $500 million; 0.70% on the next $1.5 billion; and 0.65% on the amount in excess of $2 billion
CBRE Real Estate(1)	0.85% on the first $200 million; 0.80% on the next $550 million; and 0.75% on the amount in excess of $750 million

(1)	Effective May 1, 2024, the Board approved the expiration of the management fee waivers for Large Cap Value and CBRE Real Estate. Prior to May 1, 2024, the Investment Adviser was contractually obligated to waive 0.010% and 0.067% of the management fee for Large Cap Value and CBRE Real Estate, respectively. Any fees waived or reimbursed were not eligible for recoupment.

With the exception of the Portfolios in the table above, the Investment Adviser provides the below Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”).

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Under the Unified Agreement, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to the Unified Agreement, the Investment Adviser also is responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of a Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services, licensing fees and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) based on the following annual rates of the average daily net assets of each Portfolio:

Portfolio	Fee
High Yield(1)	0.490% on the first $1 billion; 0.480% on the next $1 billion; 0.470% on the amount in excess of $2 billion
Limited Maturity Bond(2)	0.350% on the first $200 million; 0.300% on the next $300 million; 0.250% on the amount in excess of $500 million
U.S. Stock Index	0.260%
JPMorgan Small Cap Core Equity	0.900% on the first $200 million; 0.850% on the next $300 million; 0.800% on the next $250 million; 0.750% on the amount in excess of $750 million

(1)	The Investment Adviser is contractually obligated to waive 0.015% of the Unified Fee for High Yield. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

(2)	The assets of Limited Maturity Bond are aggregated with those of Voya Government Liquid Assets Portfolio, which is not included in this report, to determine the Unified Fee applicable to the Portfolio.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for certain Portfolios and are paid by the Investment Adviser based on the average daily net assets of the respective Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations. The sub-advisers of the Portfolios are as follows (*denotes an affiliated sub-adviser):

Portfolio	Sub-Adviser
Balanced Income	Voya Investment Management Co. LLC*
High Yield	Voya Investment Management Co. LLC*
Large Cap Growth	Voya Investment Management Co. LLC*
Large Cap Value	Voya Investment Management Co. LLC*
Limited Maturity Bond	Voya Investment Management Co. LLC*
U.S. Stock Index	Voya Investment Management Co. LLC*
CBRE Real Estate	CBRE Investment Management Listed Real Assets LLC(1)
JPMorgan Small Cap Core Equity	J.P. Morgan Investment Management Inc.

(1)	Previously known as CBRE Clarion Securities LLC.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Plan”) for each Portfolio that offers Class S and Class S2 shares. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S and Class S2 shares. Under the Plan, each Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S and Class S2 shares, respectively. Each Portfolio that offers Class S2 shares has entered into a distribution plan (the “Class S2 Plan”) with the Distributor on behalf of the Class S2 shares of the Portfolio. The Class S2 Plan provides that the Class S2 shares shall pay a distribution fee for distribution services including payments to the Distributor at an annual rate of 0.15% of the average daily net assets. The Distributor has contractually agreed to waive 0.01% of the shareholder service fee for Class S shares of U.S. Stock Index. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

Class ADV shares of the Portfolios have a shareholder service and distribution plan. The respective Portfolios pay the Distributor a service fee of 0.25% and a distribution fee of 0.35% of each Portfolio’s average daily net assets attributable to Class ADV shares, except for U.S. Stock Index, which pays a distribution fee of 0.28%.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiary/Affiliated Investment Company	Portfolio	Percentage
ReliaStar Life Insurance Company	JPMorgan Small Cap Core Equity	12.04%
Security Life of Denver Insurance Company	Limited Maturity Bond	8.04
	U.S. Stock Index	5.02
	JPMorgan Small Cap Core Equity	8.25
Voya Institutional Trust Company	Balanced Income	21.37
	High Yield	14.26
	Large Cap Growth	9.48
	Large Cap Value	8.97
	U.S. Stock Index	6.18
	CBRE Real Estate	21.01
	JPMorgan Small Cap Core Equity	38.71
Voya Retirement Growth Portfolio	U.S. Stock Index	20.18
Voya Retirement Insurance and Annuity Company	High Yield	30.77
	Large Cap Growth	29.32
	Large Cap Value	61.10
	U.S. Stock Index	12.03
	CBRE Real Estate	37.83
	JPMorgan Small Cap Core Equity	37.39
Voya Retirement Moderate Growth Portfolio	U.S. Stock Index	12.94

The Investment Adviser may direct the Portfolios’ sub-advisers to use their best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

Balanced Income, Large Cap Growth, Large Cap Value and CBRE Real Estate may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Balanced Income	$30,562
Large Cap Growth	676,242
Large Cap Value	261,833
CBRE Real Estate	106,629

The Portfolios may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common sub-adviser and/or common offices or trustees. There were no 17a-7 transactions and in-kind transactions for the period ended June 30, 2024.

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the following Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class	Class	Class	Class	Class
Portfolio	ADV	I	R6	S	S2
Balanced Income	1.20%	0.60%	N/A	0.85%	1.00%
Large Cap Growth	1.27%	0.67%	0.67%	0.92%	1.07%
Large Cap Value	1.29%	0.69%	0.69%	0.94%	1.09%
CBRE Real Estate	1.35%	0.75%	N/A	1.00%	1.15%

(1)	Any fees waived pursuant to the Expense Limit Agreement shall not be eligible for recoupment.

(2)	Effective May 1, 2024, the Board approved the expiration of the expense side letter for Large Cap Value. Prior to May 1, 2024, the expense side letter was 1.25%, 0.65%, 0.65%, 0.90% and 1.05% for Class ADV, Class I, Class R, Class S and Class S2, respectively.

Unless otherwise specified above and with the exception of the non-recoupable management fee waiver for High Yield Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 7 —EXPENSE LIMITATION AGREEMENTS (continued)

At of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:

	June 30,
	2025	2026	2027	Total
Balanced Income	$46,759	$73,796	$28,589	$149,144
CBRE Real Estate	722,483	439,550	222,704	1,384,737

The Expense Limitation Agreements are contractual through May 1, 2025, except for Balanced Income which is through May 1, 2026, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
Balanced Income
Class ADV	$—	$5,964	$12,659	$18,623
Class I	—	751	1,658	2,409
Class S	—	22,601	47,265	69,866
Class S2	—	322	685	1,007
Large Cap Value
Class ADV	$—	$—	$8,499	$8,499
Class I	—	—	75,400	75,400
Class R6	—	—	12	12
Class S	—	—	4,674	4,674
Class S2	—	—	45	45
CBRE Real Estate
Class ADV	$—	$28,510	$48,194	$76,704
Class I	—	3,934	3,967	7,901
Class S	—	104,356	175,314	279,670
Class S2	—	5,359	8,963	14,322

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The below Portfolios utilized the line of credit during the period ended June 30, 2024 as follows:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
High Yield	1	$898,000	6.33%
Large Cap Growth	5	2,452,200	6.33
Large Cap Value	3	1,342,000	6.33
Limited Maturity Bond	5	1,154,800	6.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Balanced Income
Class ADV
6/30/2024	68,414	—	—	(368,833)	—	(300,419)	603,469	—	—	(3,278,749)	—	(2,675,280)
12/31/2023	169,551	—	149,007	(1,074,975)	—	(756,417)	1,378,052	—	1,227,818	(8,759,474)	—	(6,153,604)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Balanced Income (continued)
Class I
6/30/2024	14,071	—	—	(30,407)	—	(16,336)	132,593	—	—	(286,337)	—	(153,744)
12/31/2023	1,440	—	21,630	(79,596)	—	(56,526)	12,436	—	189,048	(696,027)	—	(494,543)
Class S
6/30/2024	53,665	—	—	(1,713,955)	—	(1,660,290)	496,440	—	—	(16,132,534)	—	(15,636,094)
12/31/2023	541,578	—	579,577	(4,058,410)	—	(2,937,255)	4,639,727	—	5,048,114	(35,080,271)	—	(25,392,430)
Class S2
6/30/2024	144,158	—	—	(152,094)	—	(7,936)	1,356,297	—	—	(1,437,656)	—	(81,359)
12/31/2023	317	—	7,549	(63,729)	—	(55,863)	2,771	—	65,675	(545,475)	—	(477,029)
High Yield
Class ADV
6/30/2024	193,739	—	207,782	(699,231)	—	(297,710)	1,654,393	—	1,780,489	(5,993,739)	—	(2,558,857)
12/31/2023	545,320	—	111,125	(1,334,604)	—	(678,159)	4,582,200	—	3,705,327	(11,172,677)	—	(2,885,150)
Class I
6/30/2024	9,010,186	—	705,818	(2,239,560)	—	7,476,444	76,668,410	—	6,050,683	(19,245,728)	—	63,473,365
12/31/2023	2,271,150	—	1,236,455	(2,887,262)	—	620,343	19,024,314	—	10,392,759	(24,195,849)	—	5,221,224
Class S
6/30/2024	788,662	—	631,046	(3,399,949)	—	(1,980,241)	6,775,761	—	5,407,427	(29,139,139)	—	(16,955,951)
12/31/2023	1,021,584	—	1,315,369	(3,991,774)	—	(1,654,821)	8,556,286	—	11,049,941	(33,446,734)	—	(13,840,507)
Class S2
6/30/2024	9,242	—	4,510	(12,358)	—	1,394	79,193	—	38,694	(106,067)	—	11,820
12/31/2023	34,309	—	10,919	(69,709)	—	(24,481)	286,856	—	91,781	(577,332)	—	(198,695)
Large Cap Growth
Class ADV
6/30/2024	570,906	—	—	(14,960,430)	—	(14,389,524)	6,778,262	—	—	(176,941,144)	—	(170,162,882)
12/31/2023	3,315,187	—	—	(25,466,896)	—	(22,151,709)	26,977,017	—	—	(232,453,553)	—	(205,476,536)
Class I
6/30/2024	1,908,638	—	—	(7,574,545)	—	(5,665,907)	28,971,384	—	—	(115,089,653)	—	(86,118,269)
12/31/2023	1,845,351	—	—	(36,018,938)	—	(34,173,587)	21,572,619	—	—	(413,738,040)	—	(392,165,421)
Class R6
6/30/2024	309,499	—	—	(558,748)	—	(249,249)	4,764,399	—	—	(8,480,747)	—	(3,716,348)
12/31/2023	728,928	—	—	(1,321,482)	—	(592,554)	8,795,207	—	—	(16,416,925)	—	(7,621,718)
Class S
6/30/2024	602,866	—	—	(11,858,399)	—	(11,255,533)	8,378,592	—	—	(168,876,947)	—	(160,498,355)
12/31/2023	2,217,590	—	—	(21,781,267)	—	(19,563,677)	22,291,339	—	—	(233,364,139)	—	(211,072,800)
Class S2
6/30/2024	155,788	—	—	(259,707)	—	(103,919)	2,144,344	—	—	(3,559,142)	—	(1,414,798)
12/31/2023	357,415	—	—	(778,543)	—	(421,128)	3,705,562	—	—	(8,109,331)	—	(4,403,769)
Large Cap Value
Class ADV
6/30/2024	105,825	—	—	(749,398)	—	(643,573)	590,317	—	—	(4,192,556)	—	(3,602,239)
12/31/2023	191,468	—	250,099	(1,622,484)	—	(1,180,917)	973,701	—	1,303,610	(8,077,839)	—	(5,800,528)
Class I
6/30/2024	200,109	—	—	(2,861,670)	—	(2,661,561)	1,245,772	—	—	(17,490,272)	—	(16,244,500)
12/31/2023	613,230	—	1,639,980	(5,845,769)	—	(3,592,559)	3,336,810	—	9,303,366	(31,726,171)	—	(19,085,995)
Class R6
6/30/2024	5,955,149	—	—	(2,059,383)	—	3,895,766	36,039,137	—	—	(12,423,760)	—	23,615,377
12/31/2023	4,115,346	—	464,963	(2,274,562)	—	2,305,747	22,235,578	—	2,631,959	(12,269,136)	—	12,598,401
Class S
6/30/2024	114,157	—	—	(438,698)	—	(324,541)	660,776	—	—	(2,527,259)	—	(1,866,483)
12/31/2023	266,929	—	129,192	(1,051,034)	—	(654,913)	1,370,951	—	693,315	(5,391,233)	—	(3,326,967)
Class S2
6/30/2024	286	—	—	—	—	286	1,681	—	—	—	—	1,681
12/31/2023	257	—	1,029	(176)	—	1,110	1,322	—	5,538	(877)	—	5,983
Limited Maturity Bond
Class ADV
6/30/2024	44,068	—	25,823	(134,259)	—	(64,368)	405,397	—	238,489	(1,239,126)	—	(595,240)
12/31/2023	33,018	—	46,036	(347,895)	—	(268,841)	304,752	—	424,110	(3,208,594)	—	(2,479,732)
Class I
6/30/2024	1,594,118	—	691,556	(4,101,904)	—	(1,816,230)	15,054,477	—	6,517,110	(38,631,190)	—	(17,059,603)
12/31/2023	5,665,367	—	1,236,028	(10,160,626)	—	(3,259,231)	53,253,009	—	11,617,531	(95,358,660)	—	(30,488,120)
Class S
6/30/2024	273,948	—	137,635	(655,084)	—	(243,501)	2,594,984	—	1,306,705	(6,236,953)	—	(2,335,264)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

								Proceeds
						Net increase		from
		Shares	Reinvestment			(decrease) in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

Limited Maturity Bond (continued)
Class S
12/31/2023	620,297	—	227,774	(745,580)	—	102,491	5,868,498	—	2,156,802	(7,067,331)	—	957,969
U.S. Stock Index
Class ADV
6/30/2024	275,937	—	—	(455,900)	—	(179,963)	5,026,619	—	—	(8,082,190)	—	(3,055,571)
12/31/2023	491,611	—	561,976	(1,023,148)	—	30,439	7,897,417	—	9,031,029	(16,375,278)	—	553,168
Class I
6/30/2024	12,590,380	—	—	(30,342,215)	—	(17,751,835)	241,526,971	—	—	(577,740,802)	—	(336,213,831)
12/31/2023	21,455,268	—	23,905,132	(63,119,952)	—	(17,759,552)	354,770,681	—	407,886,465	(1,071,073,825)	—	(308,416,679)
Class P2(1)
6/30/2024	—	—	—	—	—	—	—	—	—	—	—	—
12/31/2023	4,384,855	—	—	(186,358,631)	—	(181,973,776)	70,274,368	—	—	(3,143,856,608)	—	(3,073,582,240)
Class S
6/30/2024	273,401	—	—	(1,304,835)	—	(1,031,434)	5,188,586	—	—	(24,402,855)	—	(19,214,269)
12/31/2023	1,113,888	—	1,605,631	(2,275,182)	—	444,337	18,836,045	—	26,935,088	(38,058,696)	—	7,712,437
Class S2
6/30/2024	662,859	—	—	(632,755)	—	30,104	12,047,098	—	—	(11,809,193)	—	237,905
12/31/2023	1,031,236	—	1,050,913	(1,315,444)	—	766,705	16,818,543	—	17,290,587	(21,585,958)	—	12,523,172
CBRE Real Estate
Class ADV
6/30/2024	32,581	—	—	(137,020)	—	(104,439)	822,399	—	—	(3,426,764)	—	(2,604,365)
12/31/2023	67,765	—	137,889	(271,251)	—	(65,597)	1,653,810	—	3,418,264	(6,716,481)	—	(1,644,407)
Class I
6/30/2024	20,958	—	—	(37,706)	—	(16,748)	573,998	—	—	(1,027,363)	—	(453,365)
12/31/2023	15,486	—	12,293	(212,716)	—	(184,937)	412,050	—	329,319	(5,930,314)	—	(5,188,945)
Class S
6/30/2024	43,261	—	—	(428,342)	—	(385,081)	1,169,591	—	—	(11,646,781)	—	(10,477,190)
12/31/2023	81,849	—	447,221	(880,951)	—	(351,881)	2,197,526	—	12,007,871	(23,594,790)	—	(9,389,393)
Class S2
6/30/2024	10,857	—	—	(25,544)	—	(14,687)	289,297	—	—	(688,283)	—	(398,986)
12/31/2023	14,268	—	22,888	(67,036)	—	(29,880)	379,961	—	610,894	(1,828,168)	—	(837,313)
JPMorgan Small Cap Core Equity
Class ADV
6/30/2024	217,573	—	—	(516,900)	—	(299,327)	2,874,188	—	—	(6,827,758)	—	(3,953,570)
12/31/2023	418,788	—	614,141	(1,087,775)	—	(54,846)	5,245,671	—	7,725,895	(13,605,659)	—	(634,093)
Class I
6/30/2024	392,775	—	—	(718,447)	—	(325,672)	6,047,792	—	—	(10,984,391)	—	(4,936,599)
12/31/2023	1,111,501	—	1,121,044	(4,811,601)	—	(2,579,056)	15,931,371	—	16,187,878	(66,395,231)	—	(34,275,982)
Class R6
6/30/2024	97,813	—	—	(356,561)	—	(258,748)	1,496,745	—	—	(5,413,534)	—	(3,916,789)
12/31/2023	292,044	—	150,839	(434,605)	—	8,278	4,226,590	—	2,175,103	(6,098,596)	—	303,097
Class S
6/30/2024	114,193	—	—	(495,351)	—	(381,158)	1,694,027	—	—	(7,397,577)	—	(5,703,550)
12/31/2023	235,449	—	410,535	(958,356)	—	(312,372)	3,289,450	—	5,759,806	(13,230,743)	—	(4,181,487)
Class S2
6/30/2024	10,794	—	—	(313,716)	—	(302,922)	156,645	—	—	(4,665,728)	—	(4,509,083)
12/31/2023	45,158	—	30,252	(111,080)	—	(35,670)	611,540	—	415,060	(1,520,343)	—	(493,743)

(1)	Class P2 was fully redeemed on close of business January 27, 2023.

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

Balanced Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$64,805	$(64,805)	$—
BNP Paribas	49,690	(49,690)	—
BNP Paribas Prime Brokerage Intl Ltd	110,650	(110,650)	—
BofA Securities Inc	258,497	(258,497)	—
Daiwa Capital Markets America Inc.	2,041	(2,041)	—
Goldman, Sachs & Co. LLC	156,957	(156,957)	—
HSBC Bank PLC	116,056	(116,056)	—
J.P. Morgan Securities LLC	2,131,728	(2,131,728)	—
Jefferies LLC	76,653	(76,653)	—
JP Morgan Securities Plc.	77,595	(77,595)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Morgan Stanley & Co. LLC	$1,286,519	$(1,286,519)	$—
Nomura Securities International, Inc.	111,765	(111,765)	—
RBC Capital Markets, LLC	174,151	(174,151)	—
RBC Dominion Securities Inc	66,146	(66,146)	—
State Street Bank and Trust Company	236,724	(236,724)	—
Total	$4,919,977	$(4,919,977)	$—

(1)	Cash collateral with a fair value of $5,074,578 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

High Yield

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$1,930,963	$(1,930,963)	$—
Barclays Capital Inc.	3,107,654	(3,107,654)	—
BNP Paribas	2,096,897	(2,096,897)	—
BNP Paribas Prime Brokerage Intl Ltd	743,562	(743,562)	—
BNP Paribas Securities Corp.	175,692	(175,692)	—
BofA Securities Inc	94,554	(94,554)	—
Citigroup Global Markets Inc.	980,416	(980,416)	—
Daiwa Capital Markets America Inc.	4,076	(4,076)	—
Deutsche Bank Securities Inc.	183,566	(183,566)	—
Goldman, Sachs & Co. LLC	1,066,248	(1,066,248)	—
J.P. Morgan Securities LLC	36,189,886	(36,189,886)	—
Jefferies LLC	259,758	(259,758)	—
Morgan Stanley & Co. LLC	9,457,543	(9,457,543)	—
MUFG Securities Americas Inc.	1,191,101	(1,191,101)	—
National Financial Services LLC	150,190	(150,190)	—
Nomura Securities International, Inc.	873,968	(873,968)	—
RBC Capital Markets, LLC	37,487	(37,487)	—
Scotia Capital (USA) INC	864,197	(864,197)	—
TD Prime Services LLC	229,198	(229,198)	—
TD Securities (USA) Inc.	209,928	(209,928)	—
Total	$59,846,884	$(59,846,884)	$—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

(1)	Cash collateral with a fair value of $61,602,470 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Growth
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BMO Capital Markets Corp	$7,716,842	$(7,716,842)	$—
Goldman, Sachs & Co. LLC	9,427,533	(9,427,533)	—
Total	$17,144,375	$(17,144,375)	$—

(1)	Cash collateral with a fair value of $17,536,041 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Large Cap Value
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$9,970,763	$(9,970,763)	$—
Total	$9,970,763	$(9,970,763)	$—

(1)	Cash collateral with a fair value of $9,883,459 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$529,087	$(529,087)	$—
BMO Capital Markets Corp	434,893	(434,893)	—
BNP Paribas Prime Brokerage Intl Ltd	1,014,812	(1,014,812)	—
BofA Securities Inc	63,229	(63,229)	—
Cantor Fitzgerald & Co	496,340	(496,340)	—
Citigroup Global Markets Inc.	811,028	(811,028)	—
Goldman, Sachs & Co. LLC	237,446	(237,446)	—
HSBC Securities (USA) Inc.	508,999	(508,999)	—
Janney Montgomery Scott LLC	166,461	(166,461)	—
Jefferies LLC	7,877	(7,877)	—
National Bank Financial Inc	872,945	(872,945)	—
RBC Capital Markets, LLC	4,924	(4,924)	—
TD Prime Services LLC	1,118,296	(1,118,296)	—
TD Securities Inc	205,954	(205,954)	—
US Bancorp Investments	16,964	(16,964)	—
Total	$6,489,255	$(6,489,255)	$—

(1)	Cash collateral with a fair value of $6,658,369 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S. Stock Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Mirae Asset Securities (USA) Inc.	$1,465,959	$(1,465,959)	$—
State Street Bank and Trust Company	73,069	(73,069)	—
Total	$1,539,028	$(1,539,028)	$—

(1)	Cash collateral with a fair value of $1,585,261 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

CBRE Real Estate
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Janney Montgomery Scott LLC	$1,274,397	$(1,274,397)	$—
Natixis Securities America LLC	324,582	(324,582)	—
RBC Capital Markets, LLC	479,784	(479,784)	—
Total	$2,078,763	$(2,078,763)	$—

(1)	Cash collateral with a fair value of $2,148,758 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

JPMorgan Small Cap Core Equity

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$126,154	$(126,154)	$—
BNP Paribas Prime Brokerage Intl Ltd	291,038	(291,038)	—
BNP Paribas Securities Corp.	678,543	(678,543)	—
BofA Securities Inc	2,048,086	(2,048,086)	—
Cantor Fitzgerald & Co	123,669	(123,669)	—
Citigroup Global Markets Inc.	1,213,747	(1,213,747)	—
Cowen and Company LLC	14,668	(14,668)	—
Goldman, Sachs & Co. LLC	35,203	(35,203)	—
HSBC Bank PLC	84,462	(84,462)	—
Janney Montgomery Scott LLC	397,273	(397,273)	—
Morgan Stanley & Co. LLC	63,237	(63,237)	—
National Bank of Canada Financial Inc	720,608	(720,608)	—
National Financial Services LLC	2,602,824	(2,602,824)	—

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Natixis Securities America LLC	$1,856,121	$(1,856,121)	$—
Nomura Securities International, Inc.	2,565	(2,5650)	—
RBC Capital Markets, LLC	39,875	(39,875)	—
Scotia Capital (USA) INC	4,293	(4,293)	—
State Street Bank and Trust Company	61,987	(61,987	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
TD Prime Services LLC	$55,936	$(55,936)	$—
UBS AG	266,271	(266,271)	—
Wells Fargo Bank NA	21,928	(21,928)	—
Wells Fargo Securities LLC	148,706	(148,706)	—
Total	$10,857,194	$(10,857,194)	$—

(1)	Cash collateral with a fair value of $11,224,062 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended		Year Ended
	December 31, 2023		December 31, 2022
	Ordinary	Long-term	Ordinary	Long-term
	Income	Capital Gains	Income	Capital Gains
Balanced Income	$6,530,655	$—	$8,301,386	$21,095,060
High Yield	25,239,809	—	23,908,789	—
Large Cap Growth	—	—	369,529,130	1,203,836,202
Large Cap Value	7,772,284	6,165,504	136,751,300	166,472,621
Limited Maturity Bond	14,203,580	—	6,975,124	—
U.S. Stock Index	60,305,099	400,838,070	108,922,943	667,170,788
CBRE Real Estate	4,517,138	11,849,210	8,854,104	35,955,580
JPMorgan Small Cap Core Equity	1,086,470	31,177,272	31,134,861	69,304,903

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

	Undistributed	Undistributed	Unrealized			Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards		Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Earnings/(Loss)
Balanced Income	$7,039,066	$—	$(377,294)	$(10,601,672)	Short-term	$(9,525,719)
				(5,585,819)	Long-term
				$(16,187,491)
High Yield	62,039	—	(13,450,842)	(3,682,379)	Short-term	(90,561,691)
				(73,490,509)	Long-term
				$(77,172,888)
Large Cap Growth	—	—	768,134,964	(170,998,264)	Short-term	597,136,700
Large Cap Value	9,960,421	20,565,363	48,514,093	—	—	79,039,877
Limited Maturity Bond	1,200,510	—	(6,753,305)	(4,820,694)	Short-term	(25,334,095)
				(14,960,606)	Long-term
				$(19,781,300)
U.S. Stock Index	7,286,553	343,333,932	1,394,476,646	—	—	1,745,097,131
CBRE Real Estate	4,005,309	—	3,442,504	(997,100)	Short-term	(115,896)
				(6,566,609)	Long-term
				$(7,563,709)
JPMorgan Small Cap Core Equity	1,639,510	—	48,905,750	(5,872,295)	Short-term	41,452,876
				(3,220,089)	Long-term
				$(9,092,384)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

could be other consequences which cannot be predicted.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio’s investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio’s service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the following Portfolios paid dividends from net investment income of:

PER SHARE AMOUNTS
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Balanced Income
Class ADV	$ 0.0345	$-	$-	July 16, 2024	July 12, 2024
Class I	$ 0.0899	$-	$-	July 16, 2024	July 12, 2024
Class S	$ 0.0654	$-	$-	July 16, 2024	July 12, 2024
Class S2	$ 0.0516	$-	$-	July 16, 2024	July 12, 2024
High Yield
Class ADV	$ 0.0467	$-	$-	August 1, 2024	Daily
Class I	$ 0.0511	$-	$-	August 1, 2024	Daily
Class S	$ 0.0493	$-	$-	August 1, 2024	Daily
Class S2	$ 0.0482	$-	$-	August 1, 2024	Daily
Large Cap Value
Class ADV	$ 0.0132	$ 0.0932	$ 0.2224	July 16, 2024	July 12, 2024
Class I	$ 0.0132	$ 0.0932	$ 0.2224	July 16, 2024	July 12, 2024
Class R6	$ 0.0132	$ 0.0932	$ 0.2224	July 16, 2024	July 12, 2024
Class S	$ 0.0132	$ 0.0932	$ 0.2224	July 16, 2024	July 12, 2024
Class S2	$ 0.0132	$ 0.0932	$ 0.2224	July 16, 2024	July 12, 2024
Limited Maturity Bond
Class ADV	$ 0.0343	$-	$-	August 1, 2024	Daily
Class I	$ 0.0398	$-	$-	August 1, 2024	Daily
Class S	$ 0.0380	$-	$-	August 1, 2024	Daily

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 14 — SUBSEQUENT EVENTS (continued)

U.S. Stock Index
Class ADV	$ 0.0173	$ 0.0151	$ 1.5813	July 16, 2024	July 12, 2024
Class I	$ 0.0173	$ 0.0151	$ 1.5813	July 16, 2024	July 12, 2024
Class S	$ 0.0173	$ 0.0151	$ 1.5813	July 16, 2024	July 12, 2024
Class S2	$ 0.0173	$ 0.0151	$ 1.5813	July 16, 2024	July 12, 2024
CBRE Real Estate
Class ADV	$ 0.6195	$-	$-	July 16, 2024	July 12, 2024
Class I	$ 0.8056	$-	$-	July 16, 2024	July 12, 2024
Class S	$ 0.7134	$-	$-	July 16, 2024	July 12, 2024
Class S2	$ 0.6708	$-	$-	July 16, 2024	July 12, 2024
JPMorgan Small Cap Core Equity
Class ADV	$ 0.0066	$-	$-	July 16, 2024	July 12, 2024
Class I	$ 0.0836	$-	$-	July 16, 2024	July 12, 2024
Class R6	$ 0.0836	$-	$-	July 16, 2024	July 12, 2024
Class S	$ 0.0449	$-	$-	July 16, 2024	July 12, 2024
Class S2	$ 0.0102	$-	$-	July 16, 2024	July 12, 2024

Reorganization: On January 10, 2024, the Board approved a proposal to reorganize Voya Balanced Portfolio (the “Merging Portfolio”), which is not included in this report, with and into Balanced Income (the “Reorganization”). The Reorganization was completed at the close of business July 12, 2024.

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.5%
780,872 (1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.633%, 01/25/2045	$600,782	0.3
194,459 (1)(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	174,644	0.1
137,932 (1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	126,289	0.1
414,153 (1)(2)	CIM Trust 2019-J1 B2, 3.934%, 08/25/2049	373,765	0.2
98,030 (1)(2)	CIM Trust 2019-J2 A13, 3.500%, 10/25/2049	85,190	0.0
500,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R06 1M2, 9.185%, (SOFR30A + 3.850%), 05/25/2042	530,739	0.2
800,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R07 1M2, 9.985%, (SOFR30A + 4.650%), 06/25/2042	868,227	0.4
700,000 (1)(2)	Fannie Mae Connecticut Avenue Securities 2022-R08 1M2, 8.935%, (SOFR30A + 3.600%), 07/25/2042	742,497	0.3
2,612,180 (3)	Fannie Mae Interest Strip 367 2, 5.500%, 01/25/2036	493,151	0.2
3,223,247 (3)	Fannie Mae Interest Strip 407 C8, 5.500%, 01/25/2039	685,005	0.3
3,760,700 (1)(3)	Fannie Mae Interest Strip 427 C100, 2.674%, 01/25/2052	511,693	0.2
618,507 (1)(3)	Fannie Mae REMIC Trust 2005-66 LS, 1.180%, (-1.000*SOFR30A + 6.516%), 07/25/2035	50,569	0.0
737,100 (1)(3)	Fannie Mae REMIC Trust 2008-36 YI, 1.750%, (-1.000*SOFR30A + 7.086%), 07/25/2036	50,496	0.0
352,450 (1)(3)	Fannie Mae REMIC Trust 2010-59 NS, 0.320%, (-1.000*SOFR30A + 5.656%), 06/25/2040	20,461	0.0
1,198,243 (3)	Fannie Mae REMIC Trust 2012-121 ID, 3.000%, 11/25/2027	39,727	0.0
2,647,206 (1)(3)	Fannie Mae REMIC Trust 2012-144 SC, 0.650%, (-1.000*SOFR30A + 5.986%), 01/25/2043	253,759	0.1
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,052,733 (1)(3)	Fannie Mae REMIC Trust 2012-151 WS, 0.750%, (-1.000*SOFR30A + 6.086%), 03/25/2042	$52,136	0.0
5,923,444 (1)(3)	Fannie Mae REMIC Trust 2012-30 SA, 0.500%, (-1.000*SOFR30A + 5.836%), 04/25/2042	454,799	0.2
1,847,936 (1)(3)	Fannie Mae REMIC Trust 2012-35 LS, 1.150%, (-1.000*SOFR30A + 6.486%), 04/25/2041	66,504	0.0
3,692,752 (1)(3)	Fannie Mae REMIC Trust 2013-130 SB, 0.600%, (-1.000*SOFR30A + 5.936%), 01/25/2044	298,500	0.1
1,211,672 (1)(3)	Fannie Mae REMIC Trust 2013-20 SK, 0.750%, (-1.000*SOFR30A + 6.086%), 05/25/2041	20,439	0.0
2,351,136 (3)	Fannie Mae REMIC Trust 2013-67 IL, 6.500%, 07/25/2043	360,748	0.2
1,472,759 (3)	Fannie Mae REMIC Trust 2013-71 AI, 3.000%, 07/25/2028	56,041	0.0
5,134,530 (1)(3)	Fannie Mae REMIC Trust 2014-38 S, 0.650%, (-1.000*SOFR30A + 5.986%), 07/25/2044	454,299	0.2
5,644,081 (1)(3)	Fannie Mae REMIC Trust 2016-29 SB, 0.600%, (-1.000*SOFR30A + 5.936%), 05/25/2046	530,119	0.2
141,484 (1)(3)	Fannie Mae REMIC Trust 2018-86 DS, 0.650%, (-1.000*SOFR30A + 5.986%), 12/25/2048	8,700	0.0
1,266,857 (3)	Fannie Mae REMIC Trust 2019-13 IB, 6.000%, 09/25/2039	274,825	0.1
3,358,017 (3)	Fannie Mae REMIC Trust 2020-14 AI, 3.500%, 03/25/2050	600,313	0.3
8,463,761 (3)	Fannie Mae REMIC Trust 2021-56 QI, 4.500%, 09/25/2051	2,189,040	1.0
178,957 (1)(2)	Flagstar Mortgage Trust 2017-1 1A7, 3.500%, 03/25/2047	160,022	0.1
740,887 (1)(2)	Flagstar Mortgage Trust 2017-1 B3, 3.639%, 03/25/2047	658,189	0.3

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
342,058 (1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	$313,220	0.1
805,984 (1)(2)	Flagstar Mortgage Trust 2021-2 A4, 2.500%, 04/25/2051	633,964	0.3
544,686 (1)(2)	Flagstar Mortgage Trust 2021-2 B3, 2.782%, 04/25/2051	434,156	0.2
355,175 (1)(3)	Freddie Mac REMIC Trust 3318 KS, 0.962%, (-1.000*SOFR30A + 6.296%), 05/15/2037	21,704	0.0
4,795,796 (3)	Freddie Mac REMIC Trust 3788 IO, 6.000%, 01/15/2041	1,068,729	0.5
412,987 (1)(3)	Freddie Mac REMIC Trust 3879 SL, 1.152%, (-1.000*SOFR30A + 6.486%), 01/15/2041	17,099	0.0
1,656,257 (1)(3)	Freddie Mac REMIC Trust 3998 SA, 1.002%, (-1.000*SOFR30A + 6.336%), 02/15/2042	161,873	0.1
5,907,070 (1)(3)	Freddie Mac REMIC Trust 4094 SP, 0.602%, (-1.000*SOFR30A + 5.936%), 08/15/2042	499,854	0.2
1,919,196 (1)(3)	Freddie Mac REMIC Trust 4120 CS, 0.752%, (-1.000*SOFR30A + 6.086%), 10/15/2032	94,329	0.1
1,691,062 (1)(3)	Freddie Mac REMIC Trust 4120 JS, 0.752%, (-1.000*SOFR30A + 6.086%), 10/15/2032	79,572	0.0
297,179 (3)	Freddie Mac REMIC Trust 4141 EI, 3.000%, 09/15/2027	2,764	0.0
3,368,514 (1)(3)	Freddie Mac REMIC Trust 4143 MS, 1.252%, (-1.000*SOFR30A + 6.586%), 12/15/2042	389,694	0.2
956,067 (3)	Freddie Mac REMIC Trust 4153 IB, 2.500%, 01/15/2028	26,534	0.0
1,538,260 (1)(3)	Freddie Mac REMIC Trust 4517 KI, 10.280%, (-1.000*SOFR30A + 1.030%), 04/15/2043	10,010	0.0
2,073,692 (3)	Freddie Mac REMIC Trust 4596 DI, 3.500%, 06/15/2046	388,027	0.2
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,462,429 (1)(3)	Freddie Mac REMIC Trust 4619 KS, 3.760%, (-1.000*SOFR30A + 4.136%), 06/15/2039	$54,903	0.0
5,475,007 (3)	Freddie Mac REMIC Trust 4906 DI, 4.500%, 09/25/2049	1,190,366	0.5
1,109,112 (3)	Freddie Mac REMIC Trust 5013 IP, 2.000%, 09/25/2050	134,670	0.1
2,145,223 (3)	Freddie Mac REMIC Trust 5037 IO, 3.000%, 11/25/2050	335,283	0.2
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 7.685%, (SOFR30A + 2.350%), 12/25/2041	1,013,861	0.5
200,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA2 M1B, 7.735%, (SOFR30A + 2.400%), 02/25/2042	205,208	0.1
400,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA4 M1B, 8.685%, (SOFR30A + 3.350%), 05/25/2042	420,466	0.2
1,000,000 (1)(2)	Freddie Mac STACR REMIC Trust 2022-DNA5 M1B, 9.835%, (SOFR30A + 4.500%), 06/25/2042	1,086,020	0.5
150,082 (1)(3)	Freddie Mac Strips 239 S30, 2.252%, (-1.000*SOFR30A + 7.586%), 08/15/2036	18,420	0.0
1,918,777 (3)	Freddie Mac Strips 365 C57, 3.500%, 11/15/2048	316,607	0.2
1,792,574 (3)	Freddie Mac Strips 365 C9, 3.500%, 05/15/2049	310,449	0.1
697,904 (1)(3)	Ginnie Mae 2013-148 DS, 0.237%, (-1.000*TSFR1M + 5.566%), 10/16/2043	51,751	0.0
3,135,303 (3)	Ginnie Mae 2015-20 CI, 3.500%, 02/20/2030	193,903	0.1
226,352 (3)	Ginnie Mae 2015-42 IY, 5.500%, 08/20/2039	13,932	0.0
3,593,288 (1)(3)	Ginnie Mae 2019-23 MT, 0.600%, (-1.000*TSFR1M + 6.586%), 03/20/2042	55,338	0.0
2,266,172 (3)	Ginnie Mae 2019-78 IC, 4.500%, 06/20/2049	483,425	0.2
30,955 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	28,398	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
154,447 (1)(2)	GS Mortgage-Backed Securities Trust 2020-NQM1 A2, 1.791%, 09/27/2060	$143,511	0.1
772,499 (2)	Hundred Acre Wood Trust 2021-INV1 A27, 2.500%, 07/25/2051	610,556	0.3
26,986 (1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 3.952%, 08/25/2049	25,088	0.0
891,973 (1)(2)	J.P. Morgan Mortgage Trust 2022-5 A9, 2.800%, 09/25/2052	710,228	0.3
355,220 (1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	313,535	0.1
729,061 (1)(2)	JP Morgan Mortgage Trust 2017-5 B2, 5.518%, 10/26/2048	709,017	0.3
1,006,040 (1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.705%, 09/25/2048	883,350	0.4
654,684 (1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.711%, 10/25/2048	576,349	0.3
851,874 (1)(2)	JP Morgan Mortgage Trust 2018-5 A13, 3.500%, 10/25/2048	738,729	0.3
103,830 (1)(2)	JP Morgan Mortgage Trust 2018-8 A13, 4.000%, 01/25/2049	93,925	0.1
41,481 (1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	38,326	0.0
36,739 (1)(2)	JP Morgan Mortgage Trust 2019-5 A3, 4.000%, 11/25/2049	33,608	0.0
15,416 (1)(2)	JP Morgan Mortgage Trust 2019-8 A15, 3.500%, 03/25/2050	13,484	0.0
895,533 (1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 4.928%, 10/25/2049	840,027	0.4
516,161 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.662%, 12/25/2049	480,607	0.2
155,896 (1)(2)	JP Morgan Mortgage Trust 2020-3 A15, 3.500%, 08/25/2050	135,088	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/25/2051	661,992	0.3
432,840 (1)(2)	Mello Mortgage Capital Acceptance 2018-MTG2 B1, 4.318%, 10/25/2048	397,155	0.2
98,058 (1)(2)	OBX Trust 2019-INV2 A25, 4.000%, 05/27/2049	88,818	0.0
Shares		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
400,000 (1)(2)	Provident Funding Mortgage Trust 2021-J1 A10, 2.000%, 10/25/2051	$235,548	0.1
438,582 (1)(2)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	344,166	0.2
454,269 (1)(2)	RCKT Mortgage Trust 2021-1 B3, 2.719%, 03/25/2051	361,168	0.2
633,331 (1)(2)	RCKT Mortgage Trust 2021-4 A21, 2.500%, 09/25/2051	496,958	0.2
1,023,623 (1)(2)	Sequoia Mortgage Trust 2019-2 B2, 4.257%, 06/25/2049	943,905	0.4
1,025,130 (1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.257%, 06/25/2049	921,788	0.4
81,814 (1)(2)	Sequoia Mortgage Trust 2019-4 A19, 3.500%, 11/25/2049	71,091	0.0
9,137 (1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	8,985	0.0
644,479 (1)(2)	Sequoia Mortgage Trust 2021-3 B3, 2.651%, 05/25/2051	500,419	0.2
708,268 (1)(2)	Towd Point Mortgage Trust 2015-4 M2, 3.750%, 04/25/2055	700,666	0.3
565,527 (1)(2)	Verus Securitization Trust 2021-3 A1, 1.046%, 06/25/2066	475,405	0.2
510,608 (1)(2)	Wells Fargo Mortgage Backed Securities 2018-1 B3, 3.656%, 07/25/2047	441,760	0.2
	Total Collateralized Mortgage Obligations (Cost $40,030,841)	34,841,449	15.5

CORPORATE BONDS/NOTES: 13.1%
	Basic Materials: 0.8%
70,000 (2)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	73,545	0.1
70,000 (2)(4)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	62,053	0.0
185,000 (4)	Cleveland-Cliffs, Inc., 5.875%, 06/01/2027	183,872	0.1
70,000 (2)	Coeur Mining, Inc., 5.125%, 02/15/2029	65,684	0.0
200,000 (2)	Corp Nacional del Cobre de Chile, 5.950%, 01/08/2034	199,850	0.1
255,000 (2)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	249,681	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
70,000 (2)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	$70,631	0.1
70,000 (2)(5)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	57,623	0.0
65,000 (2)	LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029	61,594	0.0
70,000 (2)	Mativ Holdings, Inc., 6.875%, 10/01/2026	69,628	0.0
70,000 (2)	NOVA Chemicals Corp., 8.500%, 11/15/2028	74,366	0.1
185,000 (2)	Novelis Corp., 3.250%, 11/15/2026	174,268	0.1
70,000 (2)	Novelis Corp., 3.875%, 08/15/2031	60,670	0.0
70,000 (2)(4)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	64,201	0.0
200,000 (2)	OCP SA, 6.750%, 05/02/2034	206,000	0.1
50,000 (2)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	19,594	0.0
70,000 (2)(4)	Tronox, Inc., 4.625%, 03/15/2029	63,263	0.0
		1,756,523	0.8

	Communications: 0.8%
60,000 (2)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	35,550	0.0
70,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 01/15/2034	53,191	0.0
185,000 (2)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	183,336	0.1
70,000 (2)	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 08/15/2027	65,900	0.0
70,000 (2)	GCI LLC, 4.750%, 10/15/2028	63,958	0.0
70,000 (2)	Gray Escrow II, Inc., 5.375%, 11/15/2031	39,739	0.0
70,000 (2)(4)	Match Group Holdings II LLC, 4.625%, 06/01/2028	65,578	0.0
70,000 (2)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	68,128	0.1
45,000	Netflix, Inc., 5.875%, 11/15/2028	46,377	0.0
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
70,000 (2)(4)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	$63,135	0.0
70,000 (1)	Paramount Global, 6.250%, 02/28/2057	57,133	0.0
147,000 (1)(4)	Paramount Global, 6.375%, 03/30/2062	129,957	0.1
70,000 (2)(4)	Scripps Escrow II, Inc., 3.875%, 01/15/2029	48,834	0.0
185,000 (2)(4)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	174,221	0.1
70,000 (2)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	67,074	0.1
70,000 (2)	Stagwell Global LLC, 5.625%, 08/15/2029	64,711	0.0
200,000 (2)	Telecom Italia Capital SA, 6.375%, 11/15/2033	195,898	0.1
70,000 (2)	Uber Technologies, Inc., 8.000%, 11/01/2026	70,685	0.1
255,000 (2)	Univision Communications, Inc., 6.625%, 06/01/2027	244,371	0.1
70,000 (2)	Viavi Solutions, Inc., 3.750%, 10/01/2029	59,221	0.0
		1,796,997	0.8

	Consumer, Cyclical: 1.7%
70,000 (2)(4)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	73,126	0.1
70,000 (2)	Allison Transmission, Inc., 5.875%, 06/01/2029	69,094	0.0
70,000 (2)	Amer Sports Co., 6.750%, 02/16/2031	69,771	0.1
46,667 (2)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	46,295	0.0
70,000 (2)(4)	Arko Corp., 5.125%, 11/15/2029	60,995	0.0
70,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	64,952	0.0
70,000 (2)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	63,143	0.0
70,000 (4)	Bath & Body Works, Inc., 6.750%, 07/01/2036	69,760	0.1
70,000 (2)(5)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	68,312	0.0
35,000 (2)	Brinker International, Inc., 5.000%, 10/01/2024	34,920	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
70,000 (2)	Caesars Entertainment, Inc., 6.500%, 02/15/2032	$70,389	0.1
70,000 (2)	CCM Merger, Inc., 6.375%, 05/01/2026	69,523	0.0
70,000 (2)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	71,751	0.1
70,000 (2)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	62,199	0.0
70,000 (2)	Gap, Inc., 3.875%, 10/01/2031	58,508	0.0
70,000 (2)(4)	Gates Corp., 6.875%, 07/01/2029	71,308	0.1
70,000 (2)	Hilton Domestic Operating Co., Inc., 4.000%, 05/01/2031	62,723	0.0
70,000 (2)	Installed Building Products, Inc., 5.750%, 02/01/2028	68,534	0.0
70,000 (2)	Interface, Inc., 5.500%, 12/01/2028	65,998	0.0
70,000 (2)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	65,533	0.0
70,000 (2)(4)	Lithia Motors, Inc., 4.375%, 01/15/2031	62,397	0.0
70,000	M/I Homes, Inc., 3.950%, 02/15/2030	62,481	0.0
70,000 (2)	Macy’s Retail Holdings LLC, 6.125%, 03/15/2032	66,922	0.0
70,000 (4)	MGM Resorts International, 4.750%, 10/15/2028	66,688	0.0
185,000	MGM Resorts International, 5.500%, 04/15/2027	182,651	0.1
70,000 (2)(4)	Michaels Cos., Inc., 5.250%, 05/01/2028	56,080	0.0
70,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	69,514	0.0
185,000 (2)	NCL Corp. Ltd., 5.875%, 02/15/2027	182,725	0.1
70,000 (2)(4)	NCL Corp. Ltd., 7.750%, 02/15/2029	72,826	0.1
70,000 (2)(4)	Raising Cane’s Restaurants LLC, 9.375%, 05/01/2029	75,690	0.1
70,000 (2)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	73,192	0.1
185,000 (2)	Royal Caribbean Cruises Ltd., 4.250%, 07/01/2026	179,172	0.1
70,000 (2)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	68,972	0.0
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
70,000 (4)	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	$69,218	0.0
70,000 (2)(4)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	68,284	0.0
70,000 (2)	Scientific Games International, Inc., 7.000%, 05/15/2028	70,406	0.1
70,000 (2)(4)	Station Casinos LLC, 4.500%, 02/15/2028	65,932	0.0
70,000 (2)	STL Holding Co. LLC, 8.750%, 02/15/2029	73,134	0.1
70,000 (2)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	58,737	0.0
70,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	69,611	0.1
185,000 (2)	United Airlines, Inc., 4.375%, 04/15/2026	178,926	0.1
70,000 (2)	Viking Cruises Ltd., 5.875%, 09/15/2027	69,320	0.0
70,000 (2)(4)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	55,081	0.0
70,000 (4)	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	55,053	0.0
70,000 (2)	White Cap Buyer LLC, 6.875%, 10/15/2028	67,609	0.0
255,000 (2)	William Carter Co., 5.625%, 03/15/2027	251,706	0.1
70,000 (2)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	68,325	0.0
		3,727,486	1.7

	Consumer, Non-cyclical: 1.5%
70,000 (2)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	68,544	0.0
70,000 (2)	AdaptHealth LLC, 4.625%, 08/01/2029	60,731	0.0
70,000 (2)(4)	ADT Security Corp., 4.125%, 08/01/2029	64,609	0.0
70,000 (2)	AHP Health Partners, Inc., 5.750%, 07/15/2029	66,522	0.0
70,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	63,024	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
185,000 (2)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 4.625%, 01/15/2027	$178,859	0.1
70,000 (2)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	65,021	0.0
70,000 (2)	APi Group DE, Inc., 4.750%, 10/15/2029	65,394	0.0
70,000 (2)(4)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	69,392	0.0
70,000 (2)	Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028	71,750	0.1
70,000 (2)	BellRing Brands, Inc., 7.000%, 03/15/2030	71,805	0.1
50,000 (2)(4)	Brink’s Co., 6.500%, 06/15/2029	50,566	0.0
50,000 (2)	Brink’s Co., 6.750%, 06/15/2032	50,412	0.0
70,000 (2)	Chobani LLC / Chobani Finance Corp., Inc., 7.625%, 07/01/2029	72,181	0.1
70,000 (2)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	57,779	0.0
25,000 (2)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	25,360	0.0
70,000 (2)	CPI CG, Inc., 8.625%, 03/15/2026	71,562	0.1
60,000 (2)	CPI CG, Inc., 10.000%, 07/15/2029	62,317	0.0
70,000 (2)	DaVita, Inc., 4.625%, 06/01/2030	63,313	0.0
70,000 (4)	Encompass Health Corp., 4.750%, 02/01/2030	65,546	0.0
70,000 (2)(4)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	72,392	0.1
185,000 (2)	Garda World Security Corp., 4.625%, 02/15/2027	177,008	0.1
70,000 (2)	Garda World Security Corp., 6.000%, 06/01/2029	63,933	0.0
70,000 (2)	Graham Holdings Co., 5.750%, 06/01/2026	69,522	0.0
70,000	HCA, Inc., 3.500%, 09/01/2030	63,162	0.0
70,000 (2)	LifePoint Health, Inc., 10.000%, 06/01/2032	71,656	0.1
70,000 (2)	Medline Borrower L.P., 3.875%, 04/01/2029	64,517	0.0
200,000 (2)	Minerva Luxembourg SA, 8.875%, 09/13/2033	207,875	0.1
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
70,000 (2)	ModivCare, Inc., 5.875%, 11/15/2025	$71,028	0.1
70,000 (2)	MPH Acquisition Holdings LLC, 5.500%, 09/01/2028	52,928	0.0
70,000 (2)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	64,914	0.0
70,000 (2)	Owens & Minor, Inc., 6.625%, 04/01/2030	63,709	0.0
70,000 (2)(4)	Post Holdings, Inc., 4.625%, 04/15/2030	64,368	0.0
15,000 (2)	Prime Security Services Borrower LLC / Prime Finance, Inc., 5.750%, 04/15/2026	14,899	0.0
70,000 (2)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	64,545	0.0
70,000 (2)(4)	Select Medical Corp., 6.250%, 08/15/2026	70,402	0.1
70,000 (2)(4)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	61,618	0.0
60,000 (2)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	60,164	0.0
70,000 (2)(4)	Star Parent, Inc., 9.000%, 10/01/2030	73,580	0.1
70,000 (2)	Teleflex, Inc., 4.250%, 06/01/2028	66,058	0.0
70,000 (4)	Tenet Healthcare Corp., 6.125%, 10/01/2028	69,703	0.1
70,000 (2)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	67,575	0.0
70,000 (2)	United Natural Foods, Inc., 6.750%, 10/15/2028	63,262	0.0
70,000 (4)	United Rentals North America, Inc., 3.750%, 01/15/2032	60,969	0.0
70,000 (2)	Varex Imaging Corp., 7.875%, 10/15/2027	71,311	0.1
70,000 (2)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	72,355	0.1
70,000 (2)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	66,253	0.0
		3,354,393	1.5

	Energy: 1.8%
255,000 (2)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	253,100	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
70,000 (2)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	$69,392	0.0
70,000 (2)(4)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	68,461	0.0
70,000 (2)	Baytex Energy Corp., 8.500%, 04/30/2030	73,265	0.1
70,000 (2)	Chord Energy Corp., 6.375%, 06/01/2026	70,040	0.0
50,000 (2)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	50,994	0.0
70,000	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.750%, 04/01/2025	69,839	0.0
70,000 (2)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	72,093	0.1
46,000	Devon Energy Corp., 5.250%, 10/15/2027	45,884	0.0
70,000 (2)	DT Midstream, Inc., 4.125%, 06/15/2029	64,726	0.0
110,000	Ecopetrol SA, 8.375%, 01/19/2036	108,350	0.1
70,000 (2)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	71,393	0.0
70,000 (2)	Enerflex Ltd., 9.000%, 10/15/2027	71,125	0.0
450,000 (1)(4)	Energy Transfer L.P. G, 7.125%, 12/31/2199	446,868	0.2
70,000	EnLink Midstream LLC, 5.375%, 06/01/2029	68,404	0.0
70,000 (2)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	72,001	0.1
185,000 (2)	Hess Midstream Operations L.P., 5.625%, 02/15/2026	183,728	0.1
70,000 (2)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	67,789	0.0
200,000 (2)(4)	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 8.550%, 09/18/2033	217,063	0.1
70,000 (2)(4)	Kinetik Holdings L.P., 5.875%, 06/15/2030	69,023	0.0
70,000 (2)(4)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	71,811	0.1
70,000 (2)	Matador Resources Co., 6.875%, 04/15/2028	71,137	0.0
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
70,000 (2)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	$70,190	0.0
70,000 (4)	Murphy Oil Corp., 6.375%, 07/15/2028	70,595	0.0
70,000 (2)	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.375%, 02/15/2032	71,133	0.0
185,000 (2)	Permian Resources Operating LLC, 5.375%, 01/15/2026	183,241	0.1
70,000 (2)(4)	Permian Resources Operating LLC, 5.875%, 07/01/2029	68,972	0.0
225,000	Petroleos del Peru SA, 4.750%, 06/19/2032	168,891	0.1
200,000	Petroleos Mexicanos, 6.500%, 03/13/2027	190,980	0.1
100,000 (2)	Pluspetrol Camisea SA / Pluspetrol Lote 56 SA, 6.240%, 07/03/2036	99,950	0.1
200,000 (2)	Raizen Fuels Finance SA, 6.450%, 03/05/2034	203,600	0.1
70,000	Southwestern Energy Co., 5.375%, 02/01/2029	68,086	0.0
185,000	Southwestern Energy Co., 5.700%, 01/23/2025	184,847	0.1
70,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	65,518	0.0
70,000 (2)(4)	Talos Production, Inc., 9.000%, 02/01/2029	73,524	0.1
70,000 (2)	Venture Global LNG, Inc., 8.125%, 06/01/2028	72,170	0.1
		3,948,183	1.8

	Financial: 4.8%
55,000 (2)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	55,081	0.0
70,000 (4)	Ally Financial, Inc., 5.750%, 11/20/2025	69,591	0.0
293,000	American Express Co., 3.950%, 08/01/2025	288,265	0.1
70,000 (2)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	67,538	0.0
2,391,000 (1)	Bank of America Corp., MTN, 3.384%, 04/02/2026	2,348,598	1.1
70,000 (2)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	65,378	0.0
264,000 (1)(2)	Danske Bank A/S, 6.466%, 01/09/2026	264,748	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
70,000 (2)	Freedom Mortgage Corp., 6.625%, 01/15/2027	$67,672	0.0
185,000 (2)	Freedom Mortgage Corp., 7.625%, 05/01/2026	183,857	0.1
1,675,000 (1)	JPMorgan Chase & Co., 2.083%, 04/22/2026	1,626,894	0.7
19,000 (1)	JPMorgan Chase & Co., 4.452%, 12/05/2029	18,450	0.0
185,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	175,405	0.1
70,000 (2)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	64,717	0.0
1,058,000 (1)	Morgan Stanley, 0.985%, 12/10/2026	989,712	0.5
1,293,000 (1)	Morgan Stanley, 2.188%, 04/28/2026	1,255,918	0.6
732,000 (1)	Morgan Stanley, 4.679%, 07/17/2026	724,983	0.3
2,000 (1)(4)	Morgan Stanley, 5.831%, 04/19/2035	2,051	0.0
1,000 (1)	Morgan Stanley, 6.627%, 11/01/2034	1,080	0.0
6,000 (1)	Morgan Stanley, MTN, 5.424%, 07/21/2034	5,972	0.0
70,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	45,693	0.0
185,000 (2)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	181,262	0.1
70,000 (2)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	64,251	0.0
70,000 (4)	Navient Corp., 4.875%, 03/15/2028	64,316	0.0
20,000 (1)	Northern Trust Corp., 3.375%, 05/08/2032	18,901	0.0
185,000	OneMain Finance Corp., 3.500%, 01/15/2027	173,492	0.1
70,000 (4)	OneMain Finance Corp., 6.625%, 01/15/2028	70,318	0.0
70,000 (2)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	70,854	0.1
70,000 (2)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	70,893	0.1
70,000 (2)	PRA Group, Inc., 5.000%, 10/01/2029	60,015	0.0
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
70,000 (2)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	$72,440	0.1
185,000 (2)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	176,073	0.1
185,000 (2)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	183,801	0.1
70,000 (2)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	68,400	0.0
70,000 (2)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	70,394	0.0
1,000 (1)	Wells Fargo & Co., 5.499%, 01/23/2035	997	0.0
1,100,000 (1)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	1,086,652	0.5
8,000 (1)	Wells Fargo & Co., MTN, 5.557%, 07/25/2034	7,997	0.0
		10,762,659	4.8

	Industrial: 1.0%
70,000 (2)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	71,420	0.1
70,000 (2)(4)	AmeriTex HoldCo Intermediate LLC, 10.250%, 10/15/2028	73,803	0.1
10,000 (2)(4)	Bombardier, Inc., 7.250%, 07/01/2031	10,280	0.0
35,000 (2)(4)	Bombardier, Inc., 7.500%, 02/01/2029	36,306	0.0
110,000 (2)(4)	Bombardier, Inc., 7.875%, 04/15/2027	110,349	0.1
255,000 (2)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	252,422	0.1
70,000 (2)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	67,473	0.0
70,000 (2)	Chart Industries, Inc., 7.500%, 01/01/2030	72,423	0.1
70,000 (2)	Clean Harbors, Inc., 6.375%, 02/01/2031	70,244	0.0
70,000 (2)	Clydesdale Acquisition Holdings, Inc., 8.750%, 04/15/2030	68,600	0.0
70,000 (2)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	70,634	0.1
70,000 (2)(4)	Energizer Holdings, Inc., 4.750%, 06/15/2028	65,597	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
70,000 (2)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	$67,938	0.0
70,000 (2)	GFL Environmental, Inc., 4.000%, 08/01/2028	65,113	0.0
70,000 (2)(4)	GFL Environmental, Inc., 5.125%, 12/15/2026	69,386	0.0
70,000 (2)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	66,188	0.0
70,000 (2)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	66,201	0.0
70,000 (2)	Imola Merger Corp., 4.750%, 05/15/2029	65,497	0.0
70,000 (2)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	67,856	0.0
70,000 (2)	Madison IAQ LLC, 5.875%, 06/30/2029	65,194	0.0
70,000 (2)	Masterbrand, Inc., 7.000%, 07/15/2032	70,838	0.1
70,000 (2)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	71,295	0.1
70,000 (2)(4)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	69,966	0.0
70,000 (2)	Sealed Air Corp., 4.000%, 12/01/2027	65,885	0.0
70,000 (2)	Sensata Technologies, Inc., 3.750%, 02/15/2031	61,063	0.0
70,000 (2)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	74,339	0.1
70,000 (2)	Standard Industries, Inc., 3.375%, 01/15/2031	59,053	0.0
185,000 (2)	Standard Industries, Inc., 5.000%, 02/15/2027	179,999	0.1
70,000 (2)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	67,558	0.0
70,000	TransDigm, Inc., 5.500%, 11/15/2027	68,797	0.0
70,000 (2)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	64,907	0.0
		2,356,624	1.0
Shares		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: 0.2%
70,000 (2)	Cloud Software Group, Inc., 6.500%, 03/31/2029	$67,274	0.0
70,000 (2)	Entegris, Inc., 3.625%, 05/01/2029	62,899	0.0
70,000 (2)(4)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	71,806	0.1
70,000 (2)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	75,716	0.1
70,000 (2)(4)	Open Text Corp., 3.875%, 02/15/2028	64,862	0.0
70,000 (2)(4)	UKG, Inc., 6.875%, 02/01/2031	70,927	0.0
70,000 (2)	Virtusa Corp., 7.125%, 12/15/2028	64,487	0.0
		477,971	0.2

	Utilities: 0.5%
70,000 (2)	Calpine Corp., 5.000%, 02/01/2031	65,375	0.0
129,000 (1)(4)	Duke Energy Corp., 4.875%, 12/31/2199	128,206	0.1
251,000 (1)	National Rural Utilities Cooperative Finance Corp., 8.501%, (TSFR3M + 3.172%), 04/30/2043	251,005	0.1
275,000 (1)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	263,845	0.1
211,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	166,387	0.1
70,000	TransAlta Corp., 7.750%, 11/15/2029	73,098	0.0
255,000 (2)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	250,909	0.1
		1,198,825	0.5

	Total Corporate Bonds/Notes (Cost $29,827,923)	29,379,661	13.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 12.2%
250,000 (2)	ARZ Trust 2024-BILT C, 6.361%, 06/11/2029	251,708	0.1
500,000 (2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	351,033	0.2
670,000 (2)	BANK 2017-BNK8 D, 2.600%, 11/15/2050	324,144	0.1
800,000 (1)	Bank of America Merrill Lynch Commercial Mortgage Trust 2017-BNK3 B, 3.879%, 02/15/2050	743,345	0.3
4,632,378 (1)(3)	BBCMS Mortgage Trust 2022-C17 XA, 1.325%, 09/15/2055	331,165	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000 (1)(2)	Benchmark Mortgage Trust 2018-B3 D, 3.166%, 04/10/2051	$635,302	0.3
10,286,197 (1)(3)	Benchmark Mortgage Trust 2019-B10 XA, 1.385%, 03/15/2062	468,787	0.2
5,466,994 (1)(3)	Benchmark Mortgage Trust 2020-B17 XA, 1.535%, 03/15/2053	258,379	0.1
3,123,043 (1)(3)	Benchmark Mortgage Trust 2020-B18 XA, 1.908%, 07/15/2053	184,804	0.1
2,087,426 (1)(3)	Benchmark Mortgage Trust 2021-B24 XA, 1.261%, 03/15/2054	104,320	0.0
204,000 (2)(6)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	149,265	0.1
450,000 (1)(2)	BMP 2024-MF23 C, 7.170%, (TSFR1M + 1.841%), 06/15/2041	447,575	0.2
191,565 (1)(2)	BX 2021-MFM1 D, 6.943%, (TSFR1M + 1.614%), 01/15/2034	188,755	0.1
367,500 (1)(2)	BX Commercial Mortgage Trust 2021-21M E, 7.614%, (TSFR1M + 2.285%), 10/15/2036	360,539	0.2
351,954 (1)(2)	BX Commercial Mortgage Trust 2021-XL2 D, 6.840%, (TSFR1M + 1.511%), 10/15/2038	344,883	0.2
725,000 (1)(2)	BX Trust 2021-ARIA C, 7.089%, (TSFR1M + 1.760%), 10/15/2036	713,261	0.3
250,000 (1)(2)	BX Trust 2021-LBA EJV, 7.443%, (TSFR1M + 2.114%), 02/15/2036	243,443	0.1
197,702 (1)(2)	BX Trust 2021-LBA EV, 7.443%, (TSFR1M + 2.114%), 02/15/2036	192,871	0.1
671,477 (1)(2)	BX Trust 2021-SDMF D, 6.830%, (TSFR1M + 1.501%), 09/15/2034	653,316	0.3
560,530 (1)(2)	BX Trust 2022-FOX2 C, 6.638%, (TSFR1M + 1.309%), 04/15/2039	545,934	0.2
700,000 (1)(2)	BX Trust 2022-LBA6 C, 6.929%, (TSFR1M + 1.600%), 01/15/2039	697,394	0.3
500,000 (1)(2)	BX Trust 2023-DELC A, 8.019%, (TSFR1M + 2.690%), 05/15/2038	502,351	0.2
596,146 (1)(2)	BX Trust 2024-CNYN C, 7.270%, (TSFR1M + 1.941%), 04/15/2029	594,413	0.3
Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
725,000 (1)	Citigroup Commercial Mortgage Trust 2016-P4 C, 4.095%, 07/10/2049	$610,063	0.3
200,000 (1)	Citigroup Commercial Mortgage Trust 2016-P5 B, 3.698%, 10/10/2049	175,234	0.1
15,855,238 (1)(3)	Citigroup Commercial Mortgage Trust 2019-C7 XA, 0.981%, 12/15/2072	549,673	0.2
500,000 (1)(2)	Citigroup Commercial Mortgage Trust 2023-SMRT C, 6.048%, 10/12/2040	492,107	0.2
1,000,000 (1)(2)	DBWF Mortgage Trust 2015-LCM D, 3.535%, 06/10/2034	874,033	0.4
1,000,000 (2)	DC Commercial Mortgage Trust 2023-DC A, 6.314%, 09/12/2040	1,026,346	0.5
500,000 (2)	DC Trust 2024-HLTN A, 5.933%, 04/13/2028	493,848	0.2
1,000,000 (1)(2)	DK Trust 2024-SPBX C, 7.279%, (TSFR1M + 1.950%), 03/15/2034	995,847	0.4
272,338 (1)(2)	Extended Stay America Trust 2021-ESH E, 8.293%, (TSFR1M + 2.964%), 07/15/2038	272,205	0.1
1,080,851 (1)(3)	Freddie Mac Multiclass Certificates Series 2021-P011 X1, 1.776%, 09/25/2045	123,440	0.1
1,440,278 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K109 X1, 1.693%, 04/25/2030	104,006	0.0
4,254,054 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1516 X1, 1.628%, 05/25/2035	457,622	0.2
1,685,788 (1)(3)	Freddie Mac Multifamily Structured Pass Through Certificates K-1521 X1, 1.094%, 08/25/2036	134,252	0.1
1,119,480 (2)(6)	FREMF Mortgage Trust 2016-K57 D, 0.000%, 08/25/2049	904,480	0.4
11,338,884 (2)(3)	FREMF Mortgage Trust 2016-K57 X2A, 0.100%, 08/25/2049	16,270	0.0
2,837,168 (2)(3)	FREMF Mortgage Trust 2016-K57 X2B, 0.100%, 08/25/2049	5,239	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,525,240 (2)(3)	FREMF Mortgage Trust 2019-KG01 X2A, 0.100%, 04/25/2029	$5,973	0.0
280,000 (2)(3)	FREMF Mortgage Trust 2019-KG01 X2B, 0.100%, 05/25/2029	994	0.0
700,000 (2)(6)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.000%, 11/29/2050	555,378	0.3
1,000,000 (2)(6)	GAM Re-REMIC Trust 2021-FRR1 2B, 0.000%, 11/29/2050	782,271	0.4
238,000 (2)	GAM RE-REMIC Trust 2022-FRR3 BK71, 2.000%, 11/27/2050	195,301	0.1
92,000 (2)(6)	GAM RE-REMIC Trust 2022-FRR3 C728, 0.000%, 08/27/2050	90,053	0.0
95,000 (2)(6)	GAM RE-REMIC Trust 2022-FRR3 CK47, 0.000%, 05/27/2048	87,537	0.0
92,000 (2)(6)	GAM RE-REMIC Trust 2022-FRR3 D728, 0.000%, 08/27/2050	89,436	0.0
75,000 (2)(6)	GAM RE-REMIC Trust 2022-FRR3 DK41, 0.000%, 10/27/2047	72,497	0.0
95,000 (2)(6)	GAM RE-REMIC Trust 2022-FRR3 DK47, 0.000%, 05/27/2048	86,403	0.0
166,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 BK78, 2.393%, 09/27/2051	131,060	0.1
126,000 (2)(6)	GAM RE-REMIC TRUST 2021-FRR2 C730, 0.000%, 09/27/2051	119,985	0.1
153,000 (2)(6)	GAM RE-REMIC TRUST 2021-FRR2 CK44, 0.000%, 09/27/2051	144,684	0.1
125,000 (2)	GAM RE-REMIC TRUST 2021-FRR2 CK49, 1.007%, 09/27/2051	114,623	0.1
106,000 (2)(6)	GAM RE-REMIC TRUST 2021-FRR2 CK78, 0.000%, 09/27/2051	70,871	0.0
126,000 (2)(6)	GAM RE-REMIC TRUST 2021-FRR2 D730, 0.000%, 09/27/2051	119,318	0.1
125,000 (2)(6)	GAM RE-REMIC TRUST 2021-FRR2 DK49, 0.000%, 09/27/2051	110,887	0.1
600,000 (1)(2)	GS Mortgage Securities Corp. II 2023-SHIP C, 5.689%, 09/10/2038	586,925	0.3
Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
637,960	GS Mortgage Securities Trust 2015-GC30 A4, 3.382%, 05/10/2050	$622,679	0.3
11,862,215 (1)(3)	GS Mortgage Securities Trust 2019-GC39 XA, 1.290%, 05/10/2052	479,198	0.2
800,000 (2)	HTL Commercial Mortgage Trust 2024-T53 A, 6.071%, 05/10/2039	799,277	0.4
770,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-MHC E, 8.143%, (TSFR1M + 2.814%), 04/15/2038	763,816	0.3
19,379,238 (1)(3)	JPMDB Commercial Mortgage Securities Trust 2018-C8 XA, 0.756%, 06/15/2051	333,293	0.2
750,000 (1)(2)	LBA Trust 2024-BOLT A, 6.920%, (TSFR1M + 1.591%), 06/15/2026	747,835	0.3
1,000,000 (1)(2)	MED Commercial Mortgage Trust 2024-MOB A, 6.920%, (TSFR1M + 1.592%), 05/15/2041	995,568	0.4
746,418 (1)(2)	Med Trust 2021-MDLN D, 7.443%, (TSFR1M + 2.114%), 11/15/2038	746,813	0.3
182,000 (1)(2)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 7.943%, (TSFR1M + 2.614%), 07/15/2036	179,039	0.1
7,113,680 (1)(3)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.728%, 11/15/2052	197,417	0.1
355,000 (1)(2)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.727%, (TSFR1M + 1.397%), 03/15/2039	351,080	0.2
90,000 (2)	RFM Reremic Trust 2022-FRR1 AB55, 0.990%, 03/28/2049	78,281	0.0
70,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB60, 2.390%, 11/08/2049	61,126	0.0
110,000 (1)(2)	RFM Reremic Trust 2022-FRR1 AB64, 2.250%, 03/01/2050	95,323	0.0
30,000 (2)(6)	RFM Reremic Trust 2022-FRR1 CK55, 0.000%, 03/28/2049	25,556	0.0
30,000 (2)(6)	RFM Reremic Trust 2022-FRR1 CK60, 0.000%, 11/08/2049	23,808	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
500,000 (2)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	$507,593	0.2
485,289	Wells Fargo Commercial Mortgage Trust 2015-SG1 A4, 3.789%, 09/15/2048	473,931	0.2
	Total Commercial Mortgage-Backed Securities (Cost $28,111,650)	27,367,481	12.2

ASSET-BACKED SECURITIES: 8.4%
	Automobile Asset-Backed Securities: 0.4%
200,000	Exeter Automobile Receivables Trust 2024-1A B, 5.290%, 08/15/2028	199,171	0.1
400,000	GM Financial Automobile Leasing Trust 2022-3 C, 5.130%, 08/20/2026	397,300	0.2
350,000	Honda Auto Receivables Owner Trust 2024-1 A4, 5.170%, 05/15/2030	351,428	0.1
		947,899	0.4

	Home Equity Asset-Backed Securities: 0.2%
449,463 (1)(2)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	345,242	0.2

	Other Asset-Backed Securities: 7.0%
148,500 (2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/05/2049	143,256	0.1
250,000 (1)(2)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 8.343%, (TSFR1M + 3.014%), 11/15/2036	242,393	0.1
300,000 (1)(2)	Barings CLO Ltd. 2018-3A C, 7.486%, (TSFR3M + 2.162%), 07/20/2029	300,385	0.1
400,000 (1)(2)	Benefit Street Partners CLO XXIII Ltd. 2021-23A C, 7.785%, (TSFR3M + 2.462%), 04/25/2034	400,895	0.2
250,000 (1)(2)	BlueMountain CLO XXVIII Ltd. 2021-28A C, 7.590%, (TSFR3M + 2.262%), 04/15/2034	248,324	0.1
584,608 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	570,973	0.3
Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,000,000 (1)(2)	Dryden 87 CLO Ltd. 2021-87A C, 7.487%, (TSFR3M + 2.162%), 05/20/2034	$1,000,944	0.5
750,000 (1)(2)	LCM XV L.P. 15A CR, 7.986%, (TSFR3M + 2.662%), 07/20/2030	750,791	0.3
750,000 (1)(2)	LCM XXII Ltd. 22A BR, 7.586%, (TSFR3M + 2.262%), 10/20/2028	748,007	0.3
950,000 (1)(2)	Magnetite XXVI Ltd. 2020-26A CR, 7.485%, (TSFR3M + 2.162%), 07/25/2034	952,653	0.4
1,079 (2)	Marlette Funding Trust 2022-3A A, 5.180%, 11/15/2032	1,078	0.0
264,966 (2)	Mill City Solar Loan Ltd. 2019-2GS A, 3.690%, 07/20/2043	235,529	0.1
743,723 (2)	Mosaic Solar Loans LLC 2017-2A A, 3.820%, 06/22/2043	694,376	0.3
620,000 (1)(2)	Neuberger Berman CLO XVII Ltd. 2014-17A CR3, 7.483%, (TSFR3M + 2.150%), 07/22/2038	621,550	0.3
1,000,000 (1)(2)	Neuberger Berman Loan Advisers CLO 25 Ltd. 2017-25A CR2, 7.423%, (TSFR3M + 2.100%), 07/18/2038	1,002,500	0.5
750,000 (1)(2)	Neuberger Berman Loan Advisers CLO 33 Ltd. 2019-33A CR, 7.489%, (TSFR3M + 2.162%), 10/16/2033	750,997	0.3
500,000 (1)(2)	NYACK Park CLO Ltd. 2021-1A C, 7.536%, (TSFR3M + 2.212%), 10/20/2034	500,924	0.2
500,000 (1)(2)	OCP CLO Ltd. 2023-27A CR, 7.524%, (TSFR3M + 2.200%), 07/16/2035	500,423	0.2
650,000 (1)(2)	Octagon Investment Partners 43 Ltd. 2019-1A CR, 7.774%, (TSFR3M + 2.450%), 10/25/2032	654,702	0.3
250,000 (1)(2)	Octagon Loan Funding Ltd. 2014-1A CRR, 7.787%, (TSFR3M + 2.462%), 11/18/2031	250,300	0.1
250,000 (1)(2)	OHA Credit Funding 8 Ltd. 2021-8A C, 7.489%, (TSFR3M + 2.162%), 01/18/2034	250,212	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
750,000 (1)(2)	Palmer Square CLO Ltd. 2023-1A C, 8.575%, (TSFR3M + 3.250%), 01/20/2036	$761,085	0.3
550,000 (1)(2)	Shackleton CLO Ltd. 2019-15A CR, 7.740%, (TSFR3M + 2.412%), 01/15/2032	550,727	0.3
362,028 (2)	Sunnova Helios IX Issuer LLC 2022-B A, 5.000%, 08/20/2049	337,653	0.2
280,106 (2)	Sunnova Helios XI Issuer LLC 2023-A A, 5.300%, 05/20/2050	274,602	0.1
249,011 (2)	Sunrun Xanadu Issuer LLC 2019-1A A, 3.980%, 06/30/2054	230,934	0.1
750,000 (1)(2)	TCW CLO Ltd. 2023-1A C, 8.825%, (TSFR3M + 3.500%), 04/28/2036	755,406	0.3
600,000 (1)(2)	THL Credit Wind River CLO Ltd. 2017-3A CR, 8.090%, (TSFR3M + 2.762%), 04/15/2035	600,986	0.3
1,121,890 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,056,021	0.5
223,738 (2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	214,618	0.1
		15,603,244	7.0

	Student Loan Asset-Backed Securities: 0.8%
300,090 (2)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	281,532	0.1
128,879 (2)	Navient Private Education Refi Loan Trust 2019-GA A, 2.400%, 10/15/2068	121,262	0.1
287,002 (2)	Navient Private Education Refi Loan Trust 2020-BA A2, 2.120%, 01/15/2069	266,498	0.1
312,363 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	287,029	0.1
134,252 (2)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	118,727	0.1
109,575 (2)	Navient Private Education Refi Loan Trust 2021-BA A, 0.940%, 07/15/2069	96,393	0.0
Shares		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
600,000 (2)	Sofi Professional Loan Program LLC 2019-C BFX, 3.050%, 11/16/2048	$508,768	0.2
159,174 (2)	SoFi Professional Loan Program Trust 2020-C AFX, 1.950%, 02/15/2046	145,557	0.1
		1,825,766	0.8

	Total Asset-Backed Securities (Cost $19,035,610)	18,722,151	8.4

U.S. TREASURY OBLIGATIONS: 3.2%
	United States Treasury Bonds: 0.9%
122,000	3.375%, 08/15/2042	103,080	0.1
556,000	4.250%, 02/15/2054	529,547	0.2
46,000	4.375%, 08/15/2043	44,415	0.0
1,384,000	4.625%, 05/15/2044	1,381,621	0.6
		2,058,663	0.9
	United States Treasury Notes: 2.3%
8,000	2.750%, 08/15/2032	7,120	0.0
2,241,000	4.250%, 06/30/2029	2,231,808	1.0
439,000	4.375%, 05/15/2034	439,172	0.2
452,000	4.500%, 05/31/2029	455,143	0.2
26,000	4.500%, 05/31/2031	26,427	0.0
1,900,000	4.625%, 06/15/2027	1,905,566	0.9
		5,065,236	2.3

	Total U.S. Treasury Obligations (Cost $7,107,241)	7,123,899	3.2
SOVEREIGN BONDS: 1.2%
BRL390,000	Brazil Notas do Tesouro Nacional Serie B NTNB, 6.000%, 08/15/2050	291,709	0.1
246,125	Chile Government International Bond, 4.950%, 01/05/2036	236,711	0.1
400,000 (7)	European Bank for Reconstruction & Development, GMTN, 20.000%, 03/19/2025	399,120	0.2
MXN27,250,000	Mexican Bonos M, 7.750%, 05/29/2031	1,330,290	0.6
200,000	Panama Government International Bond, 8.000%, 03/01/2038	211,450	0.1
56,000 (2)	Romanian Government International Bond, 6.375%, 01/30/2034	56,375	0.0
350,000 (8)	Ukraine Government International Bond, 7.750%, 09/01/2027	108,150	0.1
	Total Sovereign Bonds (Cost $2,822,413)	2,633,805	1.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 39.2%
	Communication Services: 3.7%
9,631	Alphabet, Inc. — Class A	$1,754,287	0.8
22,875	AT&T, Inc.	437,141	0.2
11,537	Comcast Corp. — Class A	451,789	0.2
4,992	Deutsche Telekom AG, Reg	125,476	0.1
30,000	HKT Trust & HKT Ltd. — Stapled Security	33,649	0.0
4,129	Iridium Communications, Inc.	109,914	0.1
17,015	Koninklijke KPN NV	65,214	0.0
4,423	Meta Platforms, Inc. — Class A	2,230,165	1.0
1,192 (9)	Netflix, Inc.	804,457	0.4
44,900	Nippon Telegraph & Telephone Corp.	42,458	0.0
6,272	Orange SA	62,911	0.0
7,971 (9)	ROBLOX Corp. — Class A	296,601	0.1
420 (2)	Scout24 SE	32,090	0.0
6,900	SoftBank Corp.	84,387	0.1
8,705	Spark New Zealand Ltd.	22,057	0.0
861 (9)	Spotify Technology SA	270,173	0.1
27	Swisscom AG, Reg	15,183	0.0
5,557	Telefonica SA	23,541	0.0
4,664	Telenor ASA	53,162	0.0
9,252	Telstra Group Ltd.	22,336	0.0
2,170	T-Mobile US, Inc.	382,311	0.2
4,826 (9)	Trade Desk, Inc. — Class A	471,355	0.2
11,955	Verizon Communications, Inc.	493,024	0.2
		8,283,681	3.7

	Consumer Discretionary: 3.7%
17,489 (9)	Amazon.com, Inc.	3,379,749	1.5
1	Bayerische Motoren Werke AG	95	0.0
194	Booking Holdings, Inc.	768,531	0.4
1,800 (4)	Bridgestone Corp.	71,027	0.0
5,050 (9)	Chipotle Mexican Grill, Inc.	316,382	0.2
1,369	Cie Generale des Etablissements Michelin SCA	52,913	0.0
1,696	Compass Group PLC	46,204	0.0
2,177	Dollar General Corp.	287,865	0.1
1,554	Garmin Ltd.	253,178	0.1
4,170	General Motors Co.	193,738	0.1
6,597	Gentex Corp.	222,385	0.1
4,261	H&R Block, Inc.	231,074	0.1
177	Hilton Worldwide Holdings, Inc.	38,621	0.0
5,700	Honda Motor Co. Ltd.	61,275	0.0
185	Industria de Diseno Textil SA	9,180	0.0
1,023 (9)	Lululemon Athletica, Inc.	305,570	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
1,200 (4)	McDonald’s Holdings Co. Japan Ltd.	$47,358	0.0
290	Mercedes-Benz Group AG	20,071	0.0
1,514	NIKE, Inc. — Class B	114,110	0.1
4,581	Pearson PLC	57,204	0.0
577	Ralph Lauren Corp.	101,010	0.1
4,511	Ross Stores, Inc.	655,539	0.3
1,800	Sekisui Chemical Co. Ltd.	24,989	0.0
1,700	Sekisui House Ltd.	37,783	0.0
2,800	Subaru Corp.	59,543	0.0
2,279	Tapestry, Inc.	97,518	0.1
1,618 (9)	Tesla, Inc.	320,170	0.2
991	Texas Roadhouse, Inc.	170,165	0.1
12,507	Wendy’s Co.	212,119	0.1
		8,155,366	3.7

	Consumer Staples: 2.4%
7,740	Altria Group, Inc.	352,557	0.2
3,777	British American Tobacco PLC	116,028	0.1
6,020	Coca-Cola Co.	383,173	0.2
218	Coca-Cola European Partners PLC - USD	15,886	0.0
1,493	Coca-Cola HBC AG — Class DI	50,813	0.0
2,709	Colgate-Palmolive Co.	262,881	0.1
2,184	Constellation Brands, Inc. — Class A	561,899	0.3
1,418	Danone SA	86,852	0.1
1,661	General Mills, Inc.	105,075	0.1
2,751	Imperial Brands PLC	70,395	0.0
1,918	Ingredion, Inc.	219,995	0.1
2,900 (4)	Japan Tobacco, Inc.	78,530	0.0
600	Kao Corp.	24,292	0.0
4,300 (4)	Kirin Holdings Co. Ltd.	55,546	0.0
2,634	Koninklijke Ahold Delhaize NV	77,511	0.0
7,341	Kraft Heinz Co.	236,527	0.1
2,100	MatsukiyoCocokara & Co.	30,157	0.0
7,482	McCormick & Co., Inc.	530,773	0.3
2,400	MEIJI Holdings Co. Ltd.	51,907	0.0
987	Molson Coors Beverage Co. — Class B	50,169	0.0
9,052	Mondelez International, Inc. — Class A	592,363	0.3
4,843	Orkla ASA	39,273	0.0
1,718	PepsiCo, Inc.	283,350	0.1
4,582	Philip Morris International, Inc.	464,294	0.2
3,153	Procter & Gamble Co.	519,993	0.2
401	Reckitt Benckiser Group PLC	21,694	0.0
691	Sysco Corp.	49,330	0.0
5,379	Tesco PLC	20,778	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
1,332	Tyson Foods, Inc. — Class A	$76,110	0.0
		5,428,151	2.4

	Energy: 1.8%
2,340	Aker BP ASA	59,793	0.0
2,384	Ampol Ltd.	51,276	0.0
6,814	Baker Hughes Co.	239,648	0.1
25,671	BP PLC	154,559	0.1
2,185	Chesapeake Energy Corp.	179,585	0.1
1,455	Chevron Corp.	227,591	0.1
1,189	Civitas Resources, Inc.	82,041	0.1
3,512	ConocoPhillips	401,703	0.2
8,750	Coterra Energy, Inc.	233,362	0.1
1,343	Diamondback Energy, Inc.	268,855	0.1
13,900	ENEOS Holdings, Inc.	71,633	0.0
5,292	Eni SpA	81,257	0.0
2,662	EOG Resources, Inc.	335,066	0.2
1,152	Halliburton Co.	38,915	0.0
1,538	Marathon Petroleum Corp.	266,812	0.1
1,048	Matador Resources Co.	62,461	0.0
1,232	OMV AG	53,552	0.0
3,525	ONEOK, Inc.	287,464	0.1
2,178	Phillips 66	307,468	0.2
2,986	Repsol SA	47,354	0.0
1,666	Santos Ltd.	8,452	0.0
5,115	Shell PLC	183,464	0.1
1,850	Valero Energy Corp.	290,006	0.1
4,026	Viper Energy, Inc.	151,096	0.1
		4,083,413	1.8

	Financials: 5.0%
2 (2)	ABN AMRO Bank NV	33	0.0
1,350	Aflac, Inc.	120,569	0.1
4,574	AIB Group PLC	24,156	0.0
593	Allianz SE	164,694	0.1
1,750	Allstate Corp.	279,405	0.1
1,323	American Express Co.	306,341	0.2
842	American Financial Group, Inc.	103,583	0.1
548	Ameriprise Financial, Inc.	234,100	0.1
6,055	ANZ Group Holdings Ltd.	113,759	0.1
3,050	Apollo Global Management, Inc.	360,114	0.2
356	Ares Management Corp. — Class A	47,448	0.0
1,129	Arthur J Gallagher & Co.	292,761	0.1
1,290 (4)	ASR Nederland NV	61,415	0.0
1,798	Assicurazioni Generali SpA	44,759	0.0
1,336	Assurant, Inc.	222,110	0.1
11,130	Aviva PLC	67,039	0.0
1,534	AXA SA	50,271	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,485	Axis Capital Holdings Ltd.	$246,215	0.1
302 (4)	Baloise Holding AG, Reg	53,244	0.0
8,738	Banco BPM SpA	56,236	0.0
2,469	Bank Hapoalim BM	21,805	0.0
1,135	Bank Leumi Le-Israel BM	9,252	0.0
5,740	Bank of Ireland Group PLC	59,963	0.0
218 (4)	Banque Cantonale Vaudoise	23,130	0.0
21,000	BOC Hong Kong Holdings Ltd.	64,800	0.0
2,505	Brown & Brown, Inc.	223,972	0.1
12,920	CaixaBank SA	68,612	0.0
524	Capital One Financial Corp.	72,548	0.0
1,403	Cboe Global Markets, Inc.	238,594	0.1
2,588	Citigroup, Inc.	164,234	0.1
1,708	CME Group, Inc.	335,793	0.2
5,610	CNO Financial Group, Inc.	155,509	0.1
572	Commerzbank AG	8,676	0.0
2,940	Credit Agricole SA	40,145	0.0
2,064	Danske Bank A/S	61,561	0.0
1,990	DBS Group Holdings Ltd.	52,414	0.0
215	Deutsche Boerse AG	43,945	0.0
3,318	DNB Bank ASA	65,102	0.0
3,471	Equitable Holdings, Inc.	141,825	0.1
1,568	Erste Group Bank AG	74,222	0.0
3,837	Essent Group Ltd.	215,601	0.1
171	Goldman Sachs Group, Inc.	77,347	0.1
136	Hannover Rueck SE	34,427	0.0
2,498	Hartford Financial Services Group, Inc.	251,149	0.1
157 (4)	Helvetia Holding AG	21,220	0.0
25,385	HSBC Holdings PLC	219,123	0.1
2,969	ING Groep NV	51,015	0.0
13,480	Insurance Australia Group Ltd.	63,902	0.0
1,172	Interactive Brokers Group, Inc. — Class A	143,687	0.1
2,393	International Bancshares Corp.	136,904	0.1
22,632	Intesa Sanpaolo SpA	84,110	0.1
6,500	Japan Post Bank Co. Ltd.	61,717	0.0
3,278	Loews Corp.	244,998	0.1
902	LPL Financial Holdings, Inc.	251,929	0.1
6,258	M&G PLC	16,088	0.0
1,678	Marsh & McLennan Cos., Inc.	353,588	0.2
19,454	Medibank Pvt Ltd.	48,213	0.0
1	Mediobanca Banca di Credito Finanziario SpA	15	0.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,307	MetLife, Inc.	$302,308	0.2
11,733	MGIC Investment Corp.	252,846	0.1
110	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	54,995	0.0
1,359	NN Group NV	63,164	0.0
3,939	Old Republic International Corp.	121,715	0.1
2,981	OneMain Holdings, Inc.	144,549	0.1
8,400	Oversea-Chinese Banking Corp. Ltd.	89,203	0.1
4,270 (2)	Poste Italiane SpA	54,334	0.0
266	Progressive Corp.	55,251	0.0
2,479	Prudential Financial, Inc.	290,514	0.1
4,720	QBE Insurance Group Ltd.	54,486	0.0
1,250	Reinsurance Group of America, Inc.	256,588	0.1
21,343	Rithm Capital Corp.	232,852	0.1
1,837	SLM Corp.	38,191	0.0
3,200	Sompo Holdings, Inc.	68,556	0.0
4,331	Suncorp Group Ltd.	50,084	0.0
699 (4)	Swiss Re AG	86,660	0.1
3,679	Synchrony Financial	173,612	0.1
5,827	Tradeweb Markets, Inc. — Class A	617,662	0.3
1,339	Travelers Cos., Inc.	272,272	0.1
2,260	Tryg A/S	49,378	0.0
2,493	UniCredit SpA	92,256	0.1
4,785	Unum Group	244,561	0.1
4,919	Wells Fargo & Co.	292,139	0.1
252	Zurich Insurance Group AG	134,239	0.1
		11,141,802	5.0

	Health Care: 4.9%
2,864	AbbVie, Inc.	491,233	0.2
981	AmerisourceBergen Corp.	221,019	0.1
1,100	Astellas Pharma, Inc.	10,852	0.0
5,688 (9)	Boston Scientific Corp.	438,033	0.2
8,253	Bristol-Myers Squibb Co.	342,747	0.2
2,279	Cardinal Health, Inc.	224,071	0.1
1,108	Cigna Group	366,272	0.2
5,509	CVS Health Corp.	325,362	0.1
1,382	Elevance Health, Inc.	748,851	0.3
1,982	Eli Lilly & Co.	1,794,463	0.8
5,068	Gilead Sciences, Inc.	347,715	0.2
2,313	GSK PLC	44,489	0.0
1,370	Hikma Pharmaceuticals PLC	32,642	0.0
328	Humana, Inc.	122,557	0.1
1,410 (9)	Intuitive Surgical, Inc.	627,238	0.3
5,355	Johnson & Johnson	782,687	0.3
467	McKesson Corp.	272,747	0.1
4,762	Medtronic PLC	374,817	0.2
1,568	Merck & Co., Inc.	194,118	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
2,521	Novartis AG, Reg	$268,415	0.1
333	Novo Nordisk A/S — Class B	47,647	0.0
3,300	Ono Pharmaceutical Co. Ltd.	45,089	0.0
835	Orion Oyj — Class B	35,612	0.0
1,200	Otsuka Holdings Co. Ltd.	50,696	0.0
1,854 (9)	Repligen Corp.	233,715	0.1
62	Roche Holding AG	17,178	0.0
1,705	Sanofi	164,436	0.1
2,400	Takeda Pharmaceutical Co. Ltd.	62,252	0.0
793	Thermo Fisher Scientific, Inc.	438,529	0.2
1,621	UnitedHealth Group, Inc.	825,510	0.4
1,236 (9)	Vertex Pharmaceuticals, Inc.	579,338	0.3
22,157	Viatris, Inc.	235,529	0.1
1,205	Zoetis, Inc.	208,899	0.1
		10,974,758	4.9

	Industrials: 3.8%
1,356	ACS Actividades de Construccion y Servicios SA	58,568	0.0
648	Acuity Brands, Inc.	156,453	0.1
54 (2)	Aena SME SA	10,935	0.0
1,679	AMETEK, Inc.	279,906	0.1
1,421	Armstrong World Industries, Inc.	160,914	0.1
20,342	Aurizon Holdings Ltd.	49,415	0.0
983	Automatic Data Processing, Inc.	234,632	0.1
2,682	BAE Systems PLC	44,673	0.0
2,141	Booz Allen Hamilton Holding Corp.	329,500	0.2
5,296 (9)	Brambles Ltd.	51,106	0.0
536	Bureau Veritas SA	14,895	0.0
3,000	Central Japan Railway Co.	65,031	0.0
299	Cintas Corp.	209,378	0.1
2,826	Computershare Ltd.	49,426	0.0
6,629 (9)	Copart, Inc.	359,027	0.2
9,563	CSX Corp.	319,882	0.2
859	Cummins, Inc.	237,883	0.1
632	Curtiss-Wright Corp.	171,259	0.1
138	DCC PLC	9,631	0.0
1,485	Delta Air Lines, Inc.	70,448	0.1
3,126	Donaldson Co., Inc.	223,697	0.1
1,687	Dover Corp.	304,419	0.2
7,169	Dun & Bradstreet Holdings, Inc.	66,385	0.0
1,500	East Japan Railway Co.	24,975	0.0
348	Eiffage SA	31,983	0.0
186	Elbit Systems Ltd.	32,366	0.0
10	Ferrovial SE	389	0.0
3,216	Fortive Corp.	238,306	0.1
3,452	Genpact Ltd.	111,120	0.1

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,230	Getlink SE	$36,923	0.0
1,084	Graco, Inc.	85,940	0.1
5,305	Ingersoll Rand, Inc.	481,906	0.2
1,777	Jacobs Solutions, Inc.	248,265	0.1
600	Japan Airlines Co. Ltd.	9,480	0.0
600	Jardine Matheson Holdings Ltd.	21,300	0.0
3,804	Johnson Controls International PLC	252,852	0.1
555	Kongsberg Gruppen ASA	45,195	0.0
1,626	Leidos Holdings, Inc.	237,201	0.1
2,703	Leonardo SpA	62,625	0.0
528	ManpowerGroup, Inc.	36,854	0.0
991	Masco Corp.	66,070	0.0
2,236	MSC Industrial Direct Co., Inc. — Class A	177,337	0.1
1,000 (4)	Nippon Express Holdings, Inc.	46,281	0.0
2,000	Nippon Yusen KK	58,354	0.0
340	Nordson Corp.	78,860	0.1
961	Owens Corning	166,945	0.1
377	Parker-Hannifin Corp.	190,690	0.1
729	Pentair PLC	55,892	0.0
1,151	RELX PLC - GBP	52,737	0.0
1,025	Republic Services, Inc.	199,199	0.1
4,433	Rollins, Inc.	216,286	0.1
900	Secom Co. Ltd.	53,302	0.0
15,400	Singapore Technologies Engineering Ltd.	49,039	0.0
1,945	Smiths Group PLC	41,850	0.0
877	Snap-on, Inc.	229,239	0.1
3,642	SS&C Technologies Holdings, Inc.	228,244	0.1
1,900	Sumitomo Corp.	47,732	0.0
130	Thales SA	20,796	0.0
1,300	TOPPAN Holdings, Inc.	36,063	0.0
330	TransDigm Group, Inc.	421,611	0.2
374	Vinci SA	39,421	0.0
1,212	Waste Connections, Inc.	212,536	0.1
639	Watts Water Technologies, Inc. — Class A	117,173	0.1
2,900	West Japan Railway Co.	54,113	0.0
1,585	Westinghouse Air Brake Technologies Corp.	250,509	0.1
300	Wolters Kluwer NV	49,542	0.0
		8,594,964	3.8

	Information Technology: 10.9%
693	Accenture PLC — Class A	210,263	0.1
2,414	Amdocs Ltd.	190,513	0.1
19,270	Apple, Inc.	4,058,647	1.8
763	Applied Materials, Inc.	180,060	0.1
507	ASML Holding N.V.	518,524	0.2
847	Broadcom, Inc.	1,359,884	0.6
1,057	Broadridge Financial Solutions, Inc.	208,229	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
1,200	Brother Industries Ltd.	$21,197	0.0
11,470	Cisco Systems, Inc.	544,940	0.3
1,420 (9)	Crowdstrike Holdings, Inc. — Class A	544,130	0.3
3,285 (9)	Datadog, Inc. — Class A	426,032	0.2
9,226	Hewlett Packard Enterprise Co.	195,314	0.1
1,726	International Business Machines Corp.	298,512	0.1
137	Intuit, Inc.	90,038	0.0
205	KLA Corp.	169,024	0.1
2,303	Marvell Technology, Inc.	160,980	0.1
5,614	Micron Technology, Inc.	738,409	0.3
12,902	Microsoft Corp.	5,766,549	2.6
1,817	NetApp, Inc.	234,030	0.1
40,246	NVIDIA Corp.	4,971,991	2.2
200	Oracle Corp. Japan	13,801	0.0
1,462 (9)	Palo Alto Networks, Inc.	495,633	0.2
1,703	Paychex, Inc.	201,908	0.1
1,144	Qualcomm, Inc.	227,862	0.1
3,608	Sage Group PLC	49,430	0.0
1,381	Salesforce, Inc.	355,055	0.2
564 (9)	ServiceNow, Inc.	443,682	0.2
400	Trend Micro, Inc./Japan	16,304	0.0
5,338	Visa, Inc. — Class A	1,401,065	0.6
1,400 (9)	Workday, Inc. — Class A	312,984	0.1
		24,404,990	10.9

	Materials: 1.0%
69	Air Liquide SA	11,909	0.0
240	Akzo Nobel NV	14,628	0.0
8,300	Asahi Kasei Corp.	53,295	0.0
173	BASF SE	8,363	0.0
691	Berry Global Group, Inc.	40,665	0.0
424	Cabot Corp.	38,962	0.0
5,385	Dow, Inc.	285,674	0.1
2,902	Evonik Industries AG	59,215	0.0
3	Givaudan SA, Reg	14,210	0.0
1,147	Holcim AG	101,386	0.1
3,700	JFE Holdings, Inc.	53,401	0.0
2,608	LyondellBasell Industries NV — Class A	249,481	0.1
8,400	Mitsubishi Chemical Group Corp.	46,803	0.0
900	Mitsui Chemicals, Inc.	24,922	0.0
2,627	Mondi PLC QX	50,426	0.0
3,100	Nippon Steel Corp.	65,715	0.1
500	Nitto Denko Corp.	39,659	0.0
1,018 (4)	OCI NV	24,863	0.0
1,635	PPG Industries, Inc.	205,830	0.1
1,211	Rio Tinto Ltd.	95,925	0.1
1,428	RPM International, Inc.	153,767	0.1
1,945	Sherwin-Williams Co.	580,446	0.3
3,200	Toray Industries, Inc.	15,177	0.0
		2,234,722	1.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 0.9%
9,102	Brixmor Property Group, Inc.	$210,165	0.1
1,530	COPT Defense Properties	38,296	0.0
400	Daito Trust Construction Co. Ltd.	41,405	0.0
2,300	Daiwa House Industry Co. Ltd.	58,558	0.0
3,851	Equity Residential	267,028	0.1
5,177	Gaming and Leisure Properties, Inc.	234,052	0.1
7,267	Host Hotels & Resorts, Inc.	130,661	0.1
3,377	Invitation Homes, Inc.	121,200	0.1
2,105 (4)	Klepierre SA	56,199	0.0
500	Nomura Real Estate Holdings, Inc.	12,587	0.0
7,088	Park Hotels & Resorts, Inc.	106,178	0.1
3,469	Regency Centers Corp.	215,772	0.1
10,932	Sabra Health Care REIT, Inc.	168,353	0.1
439 (4)	Swiss Prime Site AG	41,571	0.0
9,160	VICI Properties, Inc.	262,342	0.1
		1,964,367	0.9

	Utilities: 1.1%
1,511	American Electric Power Co., Inc.	132,575	0.1
156	BKW AG	24,900	0.0
1,514	Black Hills Corp.	82,331	0.1
8,420	Centrica PLC	14,352	0.0
4,000	Chubu Electric Power Co., Inc.	47,253	0.0
2,112	DTE Energy Co.	234,453	0.1
3,716	Edison International	266,846	0.1
14 (4)	Enagas SA	208	0.0
1,859	Entergy Corp.	198,913	0.1
3,599	Evergy, Inc.	190,639	0.1
4,080	Iberdrola SA	52,938	0.0
3,142	National Fuel Gas Co.	170,265	0.1
5,948	National Grid PLC	66,416	0.0
7,779	NiSource, Inc.	224,113	0.1
2,367	NorthWestern Corp.	118,540	0.1
1,458	ONE Gas, Inc.	93,093	0.1
6,845	Origin Energy Ltd.	49,523	0.0
2,500	Osaka Gas Co. Ltd.	55,251	0.0
3,495	PG&E Corp.	61,023	0.0
9,000	Power Assets Holdings Ltd.	48,640	0.0
3,263 (4)	Red Electrica Corp. SA	57,058	0.0
3,750	Sempra Energy	285,225	0.1
66	Terna - Rete Elettrica Nazionale	509	0.0
705	Xcel Energy, Inc.	37,654	0.0
		2,512,718	1.1

	Total Common Stock (Cost $66,839,787)	87,778,932	39.2

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.1%
77,063	iShares Core S&P Mid- Cap ETF	$4,509,727	2.0
3,977	iShares MSCI EAFE Value ETF	210,940	0.1
		4,720,667	2.1
	Total Exchange-Traded Funds (Cost $4,805,158)	4,720,667	2.1
MUTUAL FUNDS: 2.3%
	Affiliated Investment Companies: 2.3%
186,065	Voya VACS Series EMHCD Fund	1,936,940	0.9
319,977	Voya VACS Series HYB Fund	3,257,367	1.4
		5,194,307	2.3
	Total Mutual Funds (Cost $5,065,770)	5,194,307	2.3
PREFERRED STOCK: 0.4%
	Consumer Staples: 0.1%
876	Henkel AG & Co. KGaA	77,996	0.1

	U.S. Government Agency Obligations: 0.3%
50 (10)	Federal National Mortgage Association	720,000	0.3

	Total Preferred Stock (Cost $4,160,839)	797,996	0.4
PURCHASED OPTIONS(11): 0.1%
	Total Purchased Options (Cost $209,129)	214,225	0.1
	Total Long-Term Investments (Cost $208,016,361)	218,774,573	97.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Repurchase Agreements: 2.3%
336,106 (12)	Bethesda Securities, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $336,257, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.500%- 6.070%, Market Value plus accrued interest $342,828, due 10/01/27-01/01/57)	336,106	0.2

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,212,824 (12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,213,365, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,237,081, due 08/08/24-04/20/74)	$1,212,824	0.5
1,212,824 (12)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,213,365, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,237,081, due 04/30/27-04/20/72)	1,212,824	0.6
1,212,824 (12)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,213,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,237,081, due 01/15/25-11/01/53)	1,212,824	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,100,000 (12)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,100,493, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $1,119,855, due 10/15/25-02/15/53)	$1,100,000	0.5
	Total Repurchase Agreements (Cost $5,074,578)	5,074,578	2.3

	Commercial Paper: 1.9%
250,000	Autozone, Inc., 16.540%, 07/01/2024	249,887	0.1
550,000	Sumitomo Mitsui, 5.430%, 07/05/2024	550,007	0.2
3,500,000	SYSCO Corp., 16.420%, 07/01/2024	3,498,431	1.6
	Total Commercial Paper (Cost $4,300,003)	4,298,325	1.9
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
78,000 (13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $78,000)	$78,000	0.0

	Total Short-Term Investments (Cost $9,452,581)	9,450,903	4.2
	Total Investments in Securities (Cost $217,468,942)	$228,225,476	101.9
	Liabilities in Excess of Other Assets	(4,179,367)	(1.9)
	Net Assets	$224,046,109	100.0

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(4)	Security, or a portion of the security, is on loan.
(5)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(6)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(7)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(8)	Defaulted security.
(9)	Non-income producing security.
(10)	Preferred Stock may be called prior to convertible date.
(11)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of June 30, 2024.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
MXN	Mexican Peso

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,776,436	$507,245	$—	$8,283,681
Consumer Discretionary	7,667,724	487,642	—	8,155,366
Consumer Staples	4,704,375	723,776	—	5,428,151
Energy	3,372,073	711,340	—	4,083,413
Financials	8,515,384	2,626,418	—	11,141,802
Health Care	10,195,450	779,308	—	10,974,758
Industrials	7,448,118	1,146,846	—	8,594,964
Information Technology	24,304,258	100,732	—	24,404,990
Materials	1,605,251	629,471	—	2,234,722
Real Estate	1,754,047	210,320	—	1,964,367
Utilities	2,095,670	417,048	—	2,512,718
Total Common Stock	79,438,786	8,340,146	—	87,778,932
Collateralized Mortgage Obligations	—	34,841,449	—	34,841,449
Corporate Bonds/Notes	—	29,379,661	—	29,379,661
Commercial Mortgage-Backed Securities	—	27,367,481	—	27,367,481
Asset-Backed Securities	—	18,722,151	—	18,722,151
U.S. Treasury Obligations	—	7,123,899	—	7,123,899
Mutual Funds	5,194,307	—	—	5,194,307
Exchange-Traded Funds	4,720,667	—	—	4,720,667
Sovereign Bonds	—	2,234,685	399,120	2,633,805
Preferred Stock	720,000	77,996	—	797,996
Purchased Options	5,140	209,085	—	214,225
Short-Term Investments	78,000	9,372,903	—	9,450,903
Total Investments, at fair value	$90,156,900	$137,669,456	$399,120	$228,225,476
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	—	19,311	—	19,311
Forward Foreign Currency Contracts	—	30,106	—	30,106
Forward Premium Swaptions	—	150,439	—	150,439
Futures	492,044	—	—	492,044
Total Assets	$90,648,944	$137,869,312	$399,120	$228,917,376
Liabilities Table
Other Financial Instruments+
Centrally Cleared Interest Rate Swaps	$—	$(231,359)	$—	$(231,359)
Forward Foreign Currency Contracts	—	(10,249)	—	(10,249)
Forward Premium Swaptions	—	(18,577)	—	(18,577)
Futures	(136,692)	—	—	(136,692)
OTC interest rate swaps	—	(43,918)	—	(43,918)
OTC volatility swaps	—	(25,714)	—	(25,714)
Written Options	(11,352)	(253,924)	—	(265,276)
Total Liabilities	$(148,044)	$(583,741)	$—	$(731,785)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya VACS Series EMHCD Fund	$1,879,184	$61,085	$—	$(3,329)	$1,936,940	$61,089	$—	$—
Voya VACS Series HYB Fund	3,169,636	124,653	—	(36,922)	3,257,367	124,663	—	—
	$5,048,820	$185,738	$—	$(40,251)	$5,194,307	$185,752	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya Balanced Income Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	103,412	TRY	4,788,000	Bank of America N.A.	04/03/25	$(8,324)
USD	3,732	GBP	2,903	Barclays Bank PLC	08/02/24	61
USD	2,586	NOK	27,150	Barclays Bank PLC	08/02/24	41
SEK	10,241	USD	996	BNP Paribas	08/02/24	(28)
USD	288,750	BRL	1,580,064	Citibank N.A.	08/30/24	8,009
TRY	4,788,000	USD	103,301	Goldman Sachs International	04/03/25	8,436
USD	3,604	CAD	4,930	Mizuho Capital Markets LLC	08/02/24	(2)
ZAR	22,445,238	USD	1,228,886	Mizuho Capital Markets LLC	08/23/24	(232)
EUR	34,679	USD	37,617	Morgan Stanley Capital Services LLC	08/02/24	(421)
USD	1,227,570	ZAR	22,445,238	Morgan Stanley Capital Services LLC	08/23/24	(1,085)
USD	16,001	EUR	14,972	Standard Chartered Bank	08/02/24	(57)
USD	1,197,170	MXN	21,862,680	Standard Chartered Bank	08/30/24	13,471
USD	4,028	CHF	3,569	State Street Bank and Trust Co.	08/02/24	40
USD	805	JPY	124,592	State Street Bank and Trust Co.	08/02/24	27
USD	7,457	AUD	11,138	State Street Bank and Trust Co.	08/02/24	21
USD	61,439	EUR	57,306	State Street Bank and Trust Co.	08/02/24	(26)
NZD	5,651	USD	3,507	State Street Bank and Trust Co.	08/02/24	(64)
EUR	4,558	USD	4,898	UBS AG	08/02/24	(10)
						$19,857

At June 30, 2024, the following futures contracts were outstanding for Voya Balanced Income Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	464	09/30/24	$94,757,500	$235,173
U.S. Treasury 5-Year Note	307	09/30/24	32,719,485	229,701
U.S. Treasury 10-Year Note	11	09/19/24	1,209,828	(7,110)
			$128,686,813	$457,764
Short Contracts:
U.S. Treasury Long Bond	(59)	09/19/24	(6,980,438)	(81,712)
U.S. Treasury Ultra 10-Year Note	(59)	09/19/24	(6,698,344)	(47,870)
U.S. Treasury Ultra Long Bond	(22)	09/19/24	(2,757,562)	27,170
			$(16,436,344)	$(102,412)

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day BRL-CDI-CETIP	Annual	9.692%	Annual	01/02/26	BRL	15,610,315	$(78,491)	$(78,491)

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.990%	Monthly	06/25/27	MXN	10,979,000	$1,433	$1,433
Pay	28-day MXN TIIE-BANXICO	Monthly	8.440	Monthly	07/20/28	MXN	30,918,000	(69,739)	(69,739)
Pay	28-day MXN TIIE-BANXICO	Monthly	9.310	Monthly	02/03/27	MXN	31,657,000	(28,490)	(28,490)
Pay	1-day Secured Overnight Financing Rate	Annual	3.393	Annual	08/25/24	USD	16,000,000	(54,639)	(54,639)
Receive	1-day Secured Overnight Financing Rate	Annual	4.526	Annual	06/18/26	USD	14,103,800	17,878	17,878
								$(212,048)	$(212,048)

At June 30, 2024, the following OTC interest rate swaps were outstanding for Voya Balanced Income Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date		Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-day BRL-CDI-CETIP	Annual	JPMorgan Chase Bank & Co.	10.710	Annual	01/04/27	BRL	4,479,550	$(20,659)	$—	$(20,659)
Pay	1-day BRL-CDI-CETIP	Annual	BNP Paribas	10.060	Annual	01/02/25	BRL	33,684,685	(23,259)	—	(23,259)
									$(43,918)	$—	$(43,918)

At June 30, 2024, the following OTC volatility swaps were outstanding for Voya Balanced Income Portfolio:

Pay/ Receive Volatility(1)	Reference Entity	Volatility Strike Rate	Counterparty	Maturity Date	Currency	Notional Amount	Fair Value	Unrealized Appreciation (Depreciation)
Receive	USD vs. CAD Spot Exchange Rate	5.187%	BNP Paribas	09/13/24	USD	11,000	$(4,814)	$(4,814)
Receive	USD vs. CAD Spot Exchange Rate	5.555%	BNP Paribas	10/10/24	USD	8,000	(5,709)	(5,709)
Receive	GBP vs. USD Spot Exchange Rate	6.625%	BNP Paribas	09/17/24	USD	6,000	(3,024)	(3,024)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	Deutsche Bank AG	09/13/24	USD	11,000	(4,955)	(4,955)
Receive	GBP vs. USD Spot Exchange Rate	6.600%	Deutsche Bank AG	09/17/24	USD	6,000	(2,876)	(2,876)
Receive	GBP vs. USD Spot Exchange Rate	6.525%	Goldman Sachs International	09/17/24	USD	6,000	(2,432)	(2,432)
Receive	USD vs. CAD Spot Exchange Rate	5.200%	UBS AG	10/03/24	USD	7,000	(1,904)	(1,904)
							$(25,714)	$(25,714)

(1)	Payments made at maturity date.

At June 30, 2024, the following purchased exchange-traded options were outstanding for Voya Balanced Income Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Cost	Fair Value
3-Month Euribor	Put	12/16/24	96.38 EUR	32	EUR	7,734,800	$4,376	$2,570
3-Month Euribor	Call	12/16/24	97.38 EUR	32	EUR	7,734,800	8,709	2,570
							$13,085	$5,140

At June 30, 2024, the following exchange-traded written options were outstanding for Voya Balanced Income Portfolio:

Description	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount		Premiums Received	Fair Value
3-Month Euribor	Put	12/16/24	96.63 EUR	32	EUR	7,734,800	$8,624	$(9,639)
3-Month Euribor	Call	12/16/24	97.63 EUR	32	EUR	7,734,800	5,158	(1,713)
							$13,782	$(11,352)

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD	855,000	$42,408	$114
Call MXN vs. Put EUR	Deutsche Bank AG	07/19/24	17.500	EUR	112,000	12,451	129
Call TRY vs. Put USD	Bank of America N.A.	04/02/25	36.000	USD	135,000	9,653	20,457

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put CNH	Standard Chartered Bank	06/20/25	7.500	USD	2,525,000	$18,715	$18,222
Call USD vs. Put JPY	Bank of America N.A.	09/09/32	140.000	USD	1,118,300	19,906	35,738
Call USD vs. Put JPY	BNP Paribas	09/09/32	140.000	USD	1,118,300	21,337	35,738
Call USD vs. Put JPY	Goldman Sachs International	11/26/25	165.000	USD	228,000	14,364	43,090
						$138,834	$153,488

At June 30, 2024, the following OTC written foreign currency options were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Premiums Received	Fair Value
Call CNH vs. Put USD	Standard Chartered Bank	06/20/25	6.835	USD	2,525,000	$18,715	$(19,186)
Call USD vs. Put JPY	Bank of America N.A.	09/09/27	140.000	USD	1,118,300	31,670	(66,618)
Call USD vs. Put JPY	BNP Paribas	09/09/27	140.000	USD	1,118,300	30,642	(66,618)
						$81,027	$(152,422)

At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.630%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,895,000	$16,907	$14,872
Put on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	4.130%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,895,000	17,370	16,869
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.100%	6-month EUR-EURIBOR	12/20/24	EUR	7,237,000	22,933	23,856
								$57,210	$55,597

At June 30, 2024, the following OTC written interest rate swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Mizuho Capital Markets LLC	Pay	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,895,000	$39,083	$(35,948)
Call on 2-Year Interest Rate Swap(2)	UBS AG	Pay	4.350%	1-day Secured Overnight Financing Rate	07/03/24	USD	37,893,000	20,462	(1,875)
Put on 10-Year Interest Rate Swap(1)	Mizuho Capital Markets LLC	Receive	3.880%	1-day Secured Overnight Financing Rate	08/26/24	USD	2,895,000	39,082	(39,634)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.280%	6-month EUR-EURIBOR	12/20/24	EUR	7,237,000	14,256	(14,876)
Put on 2-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	3.453%	6-month EUR-EURIBOR	12/20/24	EUR	7,237,000	8,677	(9,169)
								$121,560	$(101,502)

At June 30, 2024, the following OTC purchased forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap	Barclays Bank PLC	17.500%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD	1,676,000	$(293,300)	$42,617
Put on 30-Year Interest Rate Swap	Barclays Bank PLC	18.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD	4,989,400	(898,092)	107,822
								$(1,191,392)	$150,439

At June 30, 2024, the following OTC written forward premium swaptions were outstanding for Voya Balanced Income Portfolio:

Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Put on 5-Year Interest Rate Swap	UBS AG	3.000%	Receive	6-month EUR-EURIBOR	04/09/29	EUR	4,496,000	$122,782	$(18,577)
								$122,782	$(18,577)

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.
(4)	Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations:			Currency Abbreviations:

AUD	—	Australian Dollar	JPY	—	Japanese Yen
BRL	—	Brazilian Real	MXN	—	Mexican Peso
CAD	—	Canadian Dollar	NOK	—	Norwegian Krone
CHF	—	Swiss Franc	NZD	—	New Zealand Dollar
EUR	—	EU Euro	SEK	—	Swedish Krona
GBP	—	British Pound	TRY	—	Turkish Lira
			USD	—	United States Dollar
			ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$153,488
Interest rate contracts	Investments in securities at value*	60,737
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	30,106
Interest rate contracts	Unrealized appreciation on forward premium swaptions	150,439
Interest rate contracts	Variation margin receivable on futures contracts**	492,044
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	19,311
Total Asset Derivatives		$906,125
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,249
Interest rate contracts	Unrealized depreciation on forward premium swaptions	18,577
Interest rate contracts	Variation margin payable on futures contracts**	136,692
Interest rate contracts	Variation margin payable on centrally cleared swaps**	231,359
Foreign exchange contracts	Unrealized depreciation on OTC swap agreements	25,714
Interest rate contracts	Unrealized depreciation on OTC swap agreements	43,918
Foreign exchange contracts	Written options, at fair value	152,422
Interest rate contracts	Written options, at fair value	112,854
Total Liability Derivatives		$731,785

*	Includes purchased options.
**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$—	$—	$(13,815)	$—	$—	$(13,815)
Foreign exchange contracts	(40,787)	(680,208)	—	—	18,490	(702,505)

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Interest rate contracts	(187,399)	—	(758,166)	(723,833)	339,734	(1,329,664)
Total	$(228,186)	$(680,208)	$(771,981)	$(723,833)	$358,224	$(2,045,984)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Foreign exchange contracts	$74,483	$117,884	$—	$(25,714)	$(92,222)	$74,430
Interest rate contracts	288,894	—	(447,280)	524,370	(46,761)	319,223
Total	$363,377	$117,884	$(447,280)	$498,656	$(138,983)	$393,653

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank & Co.	Mizuho Capital Markets LLC	Morgan Stanley Capital Services LLC	Standard Chartered Bank	State Street Bank and Trust Co.
Assets:
Purchased options	$56,195	$—	$35,852	$—	$129	$66,946	$—	$31,741	$—	$18,222	$—
Forward foreign currency
contracts	—	102	—	8,009	—	8,436	—	—	—	13,471	88
Forward premium swaptions	—	150,439	—	—	—	—	—	—	—	—	—
Total Assets	$56,195	$150,541	$35,852	$8,009	$129	$75,382	$—	$31,741	$—	$31,693	$88
Liabilities:
Forward foreign currency
contracts	$8,324	$—	$28	$—	$—	$—	$—	$234	$1,506	$57	$90
OTC interest rate swaps	—	—	23,259	—	—	—	20,659	—	—	—	—
Volatility Swaps	—	—	13,547	—	7,831	2,432	—	—	—	—	—
Written options	66,618	—	66,618	—	—	24,045	—	75,582	—	19,186	—
Total Liabilities	$74,942	$—	$103,452	$—	$7,831	$26,477	$20,659	$75,816	$1,506	$19,243	$90
Net OTC derivative
instruments by
counterparty, at fair value	$(18,747)	$150,541	$(67,600)	$8,009	$(7,702)	$48,905	$(20,659)	$(44,075)	$(1,506)	$12,450	$(2)
Total collateral pledged
by the
Portfolio/(Received from
counterparty)	$18,747	$—	$—	$—	$—	$—	$—	$—	$1,506	$—	$—
Net Exposure(1)(2)	$—	$150,541	$(67,600)	$8,009	$(7,702)	$48,905	$(20,659)	$(44,075)	$—	$12,450	$(2)

See Accompanying Notes to Financial Statements

Voya Balanced Income Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

	UBS AG	Total
Assets:
Purchased options	$—	$209,085
Forward foreign currency contracts	—	30,106
Forward premium swaptions	—	150,439
Total Assets	$—	$389,630
Liabilities:
Forward foreign currency contracts	$10	$10,249
Forward premium swaptions	18,577	18,577
OTC interest rate swaps	—	43,918
Volatility Swaps	1,904	25,714
Written options	1,875	253,924
Total Liabilities	$22,366	$352,382
Net OTC derivative instruments by counterparty, at fair value	$(22,366)	$37,248
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$20,253
Net Exposure(1)(2)	$(22,366)	$57,501

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2024, the Portfolio had pledged $410,000, $170,000 and $6,400, respectively, in cash collateral to Bank of America N.A., Morgan Stanley Capital Services LLC and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $220,633,897.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$22,107,638
Gross Unrealized Depreciation	(14,546,940)
Net Unrealized Appreciation	$7,560,698

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.2%
	Basic Materials: 7.1%
1,650,000 (1)	Arsenal AIC Parent LLC, 8.000%, 10/01/2030	$1,733,566	0.4
1,050,000 (1)	Axalta Coating Systems Dutch Holding B BV, 7.250%, 02/15/2031	1,091,679	0.2
300,000 (1)	Axalta Coating Systems LLC, 3.375%, 02/15/2029	268,889	0.1
1,350,000 (1)	Cleveland-Cliffs, Inc., 4.625%, 03/01/2029	1,279,373	0.3
700,000 (1)(2)	Cleveland-Cliffs, Inc., 4.875%, 03/01/2031	620,534	0.1
1,300,000 (1)	Coeur Mining, Inc., 5.125%, 02/15/2029	1,219,853	0.3
1,625,000 (1)	Consolidated Energy Finance SA, 5.625%, 10/15/2028	1,383,040	0.3
1,650,000 (1)	Constellium SE, 5.625%, 06/15/2028	1,616,455	0.4
250,000 (1)	Constellium SE, 5.875%, 02/15/2026	249,144	0.1
1,450,000 (1)	First Quantum Minerals Ltd., 6.875%, 10/15/2027	1,419,641	0.3
2,025,000 (1)	Hudbay Minerals, Inc., 4.500%, 04/01/2026	1,982,760	0.4
1,350,000 (1)	Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.000%, 07/01/2028	1,362,176	0.3
1,500,000 (1)	INEOS Quattro Finance 2 PLC, 3.375%, 01/15/2026	1,436,437	0.3
1,500,000(1)(3)	Iris Holdings, Inc., 8.750% (PIK Rate 9.500%, Cash Rate 8.750%), 02/15/2026	1,234,775	0.3
1,115,000 (1)	LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029	1,056,568	0.2
1,725,000 (1)	Mativ Holdings, Inc., 6.875%, 10/01/2026	1,715,836	0.4
1,050,000 (1)	NOVA Chemicals Corp., 8.500%, 11/15/2028	1,115,497	0.2
425,000 (1)	Novelis Corp., 3.250%, 11/15/2026	400,345	0.1
1,050,000 (1)	Novelis Corp., 3.875%, 08/15/2031	910,049	0.2
400,000 (1)	Novelis Corp., 4.750%, 01/30/2030	371,470	0.1
1,275,000 (1)(2)	Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.000%, 01/27/2030	1,169,370	0.3
600,000 (1)(2)	Olympus Water US Holding Corp., 4.250%, 10/01/2028	546,552	0.1
850,000 (1)	Olympus Water US Holding Corp., 6.250%, 10/01/2029	776,859	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
900,000 (1)	Olympus Water US Holding Corp., 7.125%, 10/01/2027	$904,467	0.2
1,725,000 (1)	SPCM SA, 3.125%, 03/15/2027	1,588,591	0.4
1,500,000 (1)	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 04/01/2029	587,804	0.1
1,900,000 (1)(2)	Tronox, Inc., 4.625%, 03/15/2029	1,717,151	0.4
1,850,000 (1)	WR Grace Holdings LLC, 5.625%, 08/15/2029	1,707,088	0.4
		31,465,969	7.1
	Communications: 11.6%
1,020,000 (1)	Beasley Mezzanine Holdings LLC, 8.625%, 02/01/2026	604,350	0.1
3,325,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 08/15/2030	2,817,394	0.6
2,500,000	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	2,015,241	0.5
1,850,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.000%, 02/01/2028	1,731,094	0.4
1,925,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 05/01/2027	1,849,840	0.4
725,000 (1)	CCO Holdings LLC / CCO Holdings Capital Corp., 5.500%, 05/01/2026	718,479	0.2
1,800,000 (1)	Connect Finco Sarl / Connect US Finco LLC, 6.750%, 10/01/2026	1,738,820	0.4
3,900,000 (1)	CSC Holdings LLC, 11.250%, 05/15/2028	3,401,251	0.8
2,575,000 (1)	Directv Financing LLC / Directv Financing Co- Obligor, Inc., 5.875%, 08/15/2027	2,424,160	0.5
2,500,000 (1)	DISH Network Corp., 11.750%, 11/15/2027	2,453,611	0.5
1,325,000 (1)	GCI LLC, 4.750%, 10/15/2028	1,210,637	0.3
1,950,000 (1)	Gray Escrow II, Inc., 5.375%, 11/15/2031	1,107,007	0.2
1,350,000 (1)(2)	Gray Television, Inc., 7.000%, 05/15/2027	1,244,171	0.3
2,175,000 (1)	Level 3 Financing, Inc., 4.000%, 04/15/2031	1,147,313	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
2,150,000 (1)	Level 3 Financing, Inc., 10.500%, 05/15/2030	$2,140,141	0.5
2,250,000 (1)(2)	Match Group Holdings II LLC, 4.625%, 06/01/2028	2,107,860	0.5
1,450,000 (1)	McGraw-Hill Education, Inc., 8.000%, 08/01/2029	1,411,223	0.3
1,100,000	Northwestern Bell Telephone, 7.750%, 05/01/2030	473,621	0.1
1,250,000 (1)(2)	Outfront Media Capital LLC / Outfront Media Capital Corp., 4.625%, 03/15/2030	1,127,416	0.3
950,000 (4)	Paramount Global, 6.250%, 02/28/2057	775,372	0.2
2,800,000 (1)(2)	Scripps Escrow, Inc., 5.875%, 07/15/2027	1,694,687	0.4
725,000 (1)	Sirius XM Radio, Inc., 3.125%, 09/01/2026	682,760	0.1
3,525,000 (1)	Sirius XM Radio, Inc., 5.000%, 08/01/2027	3,377,659	0.8
1,550,000 (1)	Stagwell Global LLC, 5.625%, 08/15/2029	1,432,879	0.3
728,000 (1)	Telecom Italia Capital SA, 6.000%, 09/30/2034	689,853	0.2
791,000 (1)	Telecom Italia Capital SA, 6.375%, 11/15/2033	774,777	0.2
1,100,000 (1)	Uber Technologies, Inc., 8.000%, 11/01/2026	1,110,756	0.2
475,000 (1)	Univision Communications, Inc., 4.500%, 05/01/2029	399,705	0.1
2,300,000 (1)	Univision Communications, Inc., 6.625%, 06/01/2027	2,204,128	0.5
575,000 (1)	Univision Communications, Inc., 8.000%, 08/15/2028	561,276	0.1
975,000 (1)(2)	Viasat, Inc., 6.500%, 07/15/2028	739,085	0.2
775,000 (1)(2)	Viasat, Inc., 7.500%, 05/30/2031	515,792	0.1
1,150,000 (1)	Viavi Solutions, Inc., 3.750%, 10/01/2029	972,924	0.2
2,700,000 (1)	Virgin Media Vendor Financing Notes IV DAC, 5.000%, 07/15/2028	2,404,864	0.5
1,700,000 (1)	Vmed O2 UK Financing I PLC, 4.750%, 07/15/2031	1,436,059	0.3
		51,496,205	11.6
	Consumer, Cyclical: 19.4%
1,525,000 (1)	Adient Global Holdings Ltd., 4.875%, 08/15/2026	1,484,410	0.3

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
600,000 (1)(2)	Adient Global Holdings Ltd., 8.250%, 04/15/2031	$626,796	0.1
1,450,000 (1)	Allison Transmission, Inc., 5.875%, 06/01/2029	1,431,228	0.3
1,375,000 (1)(2)	Amer Sports Co., 6.750%, 02/16/2031	1,370,497	0.3
1,250,000 (1)(2)	American Airlines, Inc., 7.250%, 02/15/2028	1,252,126	0.3
550,000 (1)	American Airlines, Inc./ AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	545,620	0.1
1,075,000 (1)(2)	Arko Corp., 5.125%, 11/15/2029	936,704	0.2
975,000 (2)	Asbury Automotive Group, Inc., 4.500%, 03/01/2028	925,029	0.2
850,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	788,709	0.2
1,325,000 (1)	Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 08/01/2029	1,195,203	0.3
1,250,000	Bath & Body Works, Inc., 6.750%, 07/01/2036	1,245,722	0.3
250,000 (1)	Bath & Body Works, Inc., 9.375%, 07/01/2025	258,801	0.1
1,300,000 (1)(3)	BCPE Ulysses Intermediate, Inc., 7.750% (PIK Rate 8.500%, Cash Rate 7.750%), 04/01/2027	1,268,647	0.3
1,025,000 (1)	Brinker International, Inc., 5.000%, 10/01/2024	1,022,672	0.2
1,600,000 (1)(2)	Caesars Entertainment, Inc., 4.625%, 10/15/2029	1,467,985	0.3
1,700,000 (1)	Caesars Entertainment, Inc., 7.000%, 02/15/2030	1,737,920	0.4
1,275,000 (1)	Carnival Corp., 4.000%, 08/01/2028	1,198,898	0.3
2,650,000 (1)(2)	Carnival Corp., 6.000%, 05/01/2029	2,619,379	0.6
2,625,000 (1)(3)	Carvana Co., 12.000% (PIK Rate 12.000%, Cash Rate 0.000%), 12/01/2028	2,825,015	0.6
1,675,000 (1)	CCM Merger, Inc., 6.375%, 05/01/2026	1,663,591	0.4
1,395,000 (1)	Dream Finders Homes, Inc., 8.250%, 08/15/2028	1,429,890	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,450,000	Ford Motor Credit Co. LLC, 2.700%, 08/10/2026	$1,362,357	0.3
1,400,000 (1)	Foundation Building Materials, Inc., 6.000%, 03/01/2029	1,243,978	0.3
400,000 (1)(2)	Gap, Inc., 3.625%, 10/01/2029	346,651	0.1
1,000,000 (1)	Gap, Inc., 3.875%, 10/01/2031	835,831	0.2
1,325,000 (1)(2)	Gates Corp., 6.875%, 07/01/2029	1,349,764	0.3
1,250,000 (1)	Installed Building Products, Inc., 5.750%, 02/01/2028	1,223,826	0.3
1,425,000 (1)	Interface, Inc., 5.500%, 12/01/2028	1,343,527	0.3
400,000 (1)	International Game Technology PLC, 4.125%, 04/15/2026	389,682	0.1
1,850,000 (1)	International Game Technology PLC, 5.250%, 01/15/2029	1,791,217	0.4
1,900,000 (1)	LCM Investments Holdings II LLC, 4.875%, 05/01/2029	1,778,753	0.4
1,425,000 (1)(2)	Lithia Motors, Inc., 4.375%, 01/15/2031	1,270,224	0.3
300,000	M/I Homes, Inc., 3.950%, 02/15/2030	267,776	0.1
900,000	M/I Homes, Inc., 4.950%, 02/01/2028	868,699	0.2
625,000	Macy's Retail Holdings LLC, 4.500%, 12/15/2034	540,692	0.1
875,000 (1)	Macy's Retail Holdings LLC, 6.125%, 03/15/2032	836,524	0.2
1,000,000 (1)(2)	Melco Resorts Finance Ltd., 5.250%, 04/26/2026	968,125	0.2
1,450,000 (1)	Melco Resorts Finance Ltd., 5.375%, 12/04/2029	1,304,812	0.3
900,000	MGM Resorts International, 4.625%, 09/01/2026	879,128	0.2
725,000 (2)	MGM Resorts International, 4.750%, 10/15/2028	690,697	0.2
350,000	MGM Resorts International, 6.500%, 04/15/2032	348,612	0.1
2,325,000 (1)(2)	Michaels Cos., Inc., 5.250%, 05/01/2028	1,862,643	0.4
1,025,000	Murphy Oil USA, Inc., 4.750%, 09/15/2029	972,457	0.2
500,000	Murphy Oil USA, Inc., 5.625%, 05/01/2027	496,526	0.1

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
550,000 (1)	NCL Corp. Ltd., 5.875%, 03/15/2026	$544,133	0.1
750,000 (1)(2)	NCL Corp. Ltd., 7.750%, 02/15/2029	780,282	0.2
225,000 (1)	NCL Corp. Ltd., 8.375%, 02/01/2028	235,294	0.0
800,000 (1)(2)	NCL Finance Ltd., 6.125%, 03/15/2028	790,651	0.2
1,375,000	PETCO ANIMAL S 2/25/2028, 01/26/2023	1,272,563	0.3
1,370,000 (1)	Raising Cane's Restaurants LLC, 9.375%, 05/01/2029	1,481,363	0.3
1,075,000 (1)	Ritchie Bros Holdings, Inc., 7.750%, 03/15/2031	1,124,026	0.3
4,350,000 (1)	Royal Caribbean Cruises Ltd., 5.375%, 07/15/2027	4,286,150	1.0
1,485,000	Sally Holdings LLC / Sally Capital, Inc., 6.750%, 03/01/2032	1,468,415	0.3
1,700,000	Sands China Ltd., 5.125%, 08/08/2025	1,688,024	0.4
1,425,000 (1)(2)	Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.625%, 03/01/2030	1,390,068	0.3
1,525,000 (1)	Scientific Games International, Inc., 7.000%, 05/15/2028	1,533,840	0.3
834,705 (1)	Staples, Inc., 12.750%, 01/15/2030	650,240	0.1
1,825,000 (1)(2)	Station Casinos LLC, 4.500%, 02/15/2028	1,718,941	0.4
1,175,000 (1)	STL Holding Co. LLC, 8.750%, 02/15/2029	1,227,601	0.3
1,050,000 (1)	Tempur Sealy International, Inc., 3.875%, 10/15/2031	881,055	0.2
300,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	270,911	0.1
1,575,000	United Airlines Holdings, Inc., 4.875%, 01/15/2025	1,566,241	0.3
875,000 (1)	United Airlines, Inc., 4.375%, 04/15/2026	846,271	0.2
2,900,000 (1)	Viking Cruises Ltd., 5.875%, 09/15/2027	2,871,810	0.6
400,000 (1)	Viking Cruises Ltd., 7.000%, 02/15/2029	402,433	0.1
1,350,000 (1)(2)	VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.375%, 02/01/2030	1,062,271	0.2
1,300,000 (2)	Walgreens Boots Alliance, Inc., 4.800%, 11/18/2044	1,022,413	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
1,625,000 (1)	White Cap Buyer LLC, 6.875%, 10/15/2028	$1,569,492	0.4
1,650,000 (1)	William Carter Co., 5.625%, 03/15/2027	1,628,684	0.4
1,800,000 (1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.250%, 05/15/2027	1,756,936	0.4
1,050,000 (1)	ZF North America Capital, Inc., 4.750%, 04/29/2025	1,037,534	0.2
725,000 (1)	ZF North America Capital, Inc., 6.875%, 04/14/2028	739,649	0.2
		86,114,634	19.4
	Consumer, Non-cyclical: 19.6%
1,450,000 (1)(2)	1375209 BC Ltd., 9.000%, 01/30/2028	1,396,106	0.3
1,600,000 (1)	Acadia Healthcare Co., Inc., 5.500%, 07/01/2028	1,566,717	0.4
1,375,000 (1)	AdaptHealth LLC, 4.625%, 08/01/2029	1,192,924	0.3
1,475,000 (1)(2)	ADT Security Corp., 4.125%, 08/01/2029	1,361,401	0.3
1,075,000 (1)	AHP Health Partners, Inc., 5.750%, 07/15/2029	1,021,596	0.2
625,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	562,714	0.1
1,275,000 (1)	Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	1,261,197	0.3
1,100,000 (1)(2)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,003,370	0.2
1,900,000 (1)	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.625%, 06/01/2028	1,735,221	0.4
1,350,000 (1)	Alta Equipment Group, Inc., 9.000%, 06/01/2029	1,253,972	0.3
650,000 (1)	APi Group DE, Inc., 4.125%, 07/15/2029	592,313	0.1
700,000 (1)	APi Group DE, Inc., 4.750%, 10/15/2029	653,942	0.1
2,200,000 (1)(2)	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.000%, 02/15/2031	2,180,889	0.5

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,525,000 (1)	Bausch Health Cos., Inc., 4.875%, 06/01/2028	$1,143,056	0.3
1,225,000 (1)	Bausch Health Cos., Inc., 6.125%, 02/01/2027	1,021,191	0.2
1,592,891	Bausch Lomb, 8.563%, 05/05/2027	1,578,289	0.4
1,450,000 (1)	BellRing Brands, Inc., 7.000%, 03/15/2030	1,487,393	0.3
645,000 (1)	Brink's Co., 6.500%, 06/15/2029	652,304	0.1
645,000 (1)	Brink's Co., 6.750%, 06/15/2032	650,321	0.1
2,050,000 (1)	Cheplapharm Arzneimittel GmbH, 5.500%, 01/15/2028	1,900,333	0.4
1,450,000 (1)	Chobani LLC / Chobani Finance Corp., Inc., 7.625%, 07/01/2029	1,495,176	0.3
2,925,000 (1)	CHS/Community Health Systems, Inc., 5.250%, 05/15/2030	2,414,330	0.5
2,075,000 (1)	CHS/Community Health Systems, Inc., 5.625%, 03/15/2027	1,934,132	0.4
1,825,000	Cimpress PLC, 7.000%, 06/15/2026	1,825,447	0.4
530,000 (1)	Concentra Escrow Issuer Corp., 6.875%, 07/15/2032	537,637	0.1
1,575,000 (1)	CPI CG, Inc., 8.625%, 03/15/2026	1,610,141	0.4
1,375,000 (1)	CPI CG, Inc., 10.000%, 07/15/2029	1,428,103	0.3
500,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	426,987	0.1
2,050,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	1,854,162	0.4
1,725,000	Encompass Health Corp., 4.750%, 02/01/2030	1,615,250	0.4
1,450,000 (1)(2)	Fiesta Purchaser, Inc., 7.875%, 03/01/2031	1,499,557	0.3
475,000 (1)	Garda World Security Corp., 4.625%, 02/15/2027	454,480	0.1
1,450,000 (1)	Garda World Security Corp., 6.000%, 06/01/2029	1,324,317	0.3
1,500,000 (1)	Graham Holdings Co., 5.750%, 06/01/2026	1,489,765	0.3
1,450,000 (1)(2)	Jazz Securities DAC, 4.375%, 01/15/2029	1,347,389	0.3
1,625,000 (1)	LifePoint Health, Inc., 10.000%, 06/01/2032	1,663,452	0.4
1,300,000 (1)	Medline Borrower L.P., 3.875%, 04/01/2029	1,198,164	0.3
1,150,000 (1)	Medline Borrower L.P., 5.250%, 10/01/2029	1,098,367	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
445,000 (1)	Medline Borrower L.P./ Medline Co-Issuer, Inc., 6.250%, 04/01/2029	$450,593	0.1
1,125,000 (1)	ModivCare, Inc., 5.875%, 11/15/2025	1,141,526	0.3
1,675,000 (1)	MPH Acquisition Holdings LLC, 5.500%, 09/01/2028	1,266,490	0.3
1,450,000 (1)	NESCO Holdings II, Inc., 5.500%, 04/15/2029	1,344,646	0.3
675,000	New Albertsons L.P., 7.450%, 08/01/2029	711,962	0.2
2,175,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 5.125%, 04/30/2031	1,955,634	0.4
700,000 (1)(2)	Organon & Co / Organon Foreign Debt Co-Issuer BV, 7.875%, 05/15/2034	720,128	0.2
1,725,000 (1)	Owens & Minor, Inc., 6.625%, 04/01/2030	1,569,980	0.4
1,200,000	Perrigo Finance Unlimited Co., 4.375%, 03/15/2026	1,161,708	0.3
1,300,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	1,195,405	0.3
1,925,000 (1)	Post Holdings, Inc., 5.625%, 01/15/2028	1,896,810	0.4
2,100,000 (1)	Prime Security Services Borrower LLC / Prime Finance, Inc., 6.250%, 01/15/2028	2,071,477	0.5
1,450,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	1,336,994	0.3
1,275,000 (1)	Select Medical Corp., 6.250%, 08/15/2026	1,282,326	0.3
1,325,000 (1)(2)	Simmons Foods, Inc./ Simmons Prepared Foods,, Inc. ./ Simmons Pet Food,, Inc../Simmons Feed, 4.625%, 03/01/2029	1,166,331	0.3
1,180,000 (1)	Sotera Health Holdings LLC, 7.375%, 06/01/2031	1,183,227	0.3
1,325,000 (1)(2)	Star Parent, Inc., 9.000%, 10/01/2030	1,392,769	0.3
1,200,000 (1)	Teleflex, Inc., 4.250%, 06/01/2028	1,132,427	0.3
1,525,000	Tenet Healthcare Corp., 5.125%, 11/01/2027	1,493,743	0.3
2,025,000 (2)	Tenet Healthcare Corp., 6.125%, 10/01/2028	2,016,403	0.5
1,950,000	Tenet Healthcare Corp., 6.125%, 06/15/2030	1,939,270	0.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
1,450,000 (1)	Triton Water Holdings, Inc., 6.250%, 04/01/2029	$1,399,759	0.3
1,250,000 (1)	United Natural Foods, Inc., 6.750%, 10/15/2028	1,129,682	0.3
1,250,000	United Rentals North America, Inc., 4.875%, 01/15/2028	1,212,597	0.3
325,000	United Rentals North America, Inc., 5.500%, 05/15/2027	322,775	0.1
1,650,000 (1)	Varex Imaging Corp., 7.875%, 10/15/2027	1,680,906	0.4
1,500,000 (1)(2)	Wand NewCo 3, Inc., 7.625%, 01/30/2032	1,550,456	0.3
625,000 (1)	Williams Scotsman International, Inc., 4.625%, 08/15/2028	591,546	0.1
1,325,000 (1)	Williams Scotsman International, Inc., 6.125%, 06/15/2025	1,324,324	0.3
		87,073,999	19.6
	Energy: 10.7%
950,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.375%, 06/15/2029	921,545	0.2
1,350,000 (1)	Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.750%, 03/01/2027	1,339,939	0.3
1,100,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.250%, 04/01/2028	1,090,450	0.2
650,000 (1)	Archrock Partners L.P. / Archrock Partners Finance Corp., 6.875%, 04/01/2027	653,133	0.1
1,600,000 (1)	Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 06/30/2029	1,564,821	0.4
400,000 (1)	Baytex Energy Corp., 7.375%, 03/15/2032	406,783	0.1
1,550,000 (1)	Baytex Energy Corp., 8.500%, 04/30/2030	1,622,300	0.4
1,875,000 (1)	Chord Energy Corp., 6.375%, 06/01/2026	1,876,061	0.4
1,500,000 (1)	Crescent Energy Finance LLC, 7.625%, 04/01/2032	1,529,829	0.3
950,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 7.125%, 06/01/2028	938,934	0.2

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,100,000 (1)	Delek Logistics Partners L.P. / Delek Logistics Finance Corp., 8.625%, 03/15/2029	$1,132,883	0.3
475,000 (1)	DT Midstream, Inc., 4.125%, 06/15/2029	439,209	0.1
900,000 (1)	DT Midstream, Inc., 4.375%, 06/15/2031	820,340	0.2
1,875,000 (1)	Earthstone Energy Holdings LLC, 8.000%, 04/15/2027	1,918,866	0.4
1,675,000 (1)	Encino Acquisition Partners Holdings LLC, 8.500%, 05/01/2028	1,708,332	0.4
375,000 (1)(2)	Encino Acquisition Partners Holdings LLC, 8.750%, 05/01/2031	391,317	0.1
1,550,000 (1)	Enerflex Ltd., 9.000%, 10/15/2027	1,574,910	0.4
625,000 (1)	EQM Midstream Partners L.P., 6.000%, 07/01/2025	625,539	0.1
1,300,000 (1)	Global Partners L.P. / GLP Finance Corp., 8.250%, 01/15/2032	1,337,170	0.3
800,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 5.750%, 02/01/2029	774,730	0.2
850,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 04/15/2030	821,630	0.2
850,000 (1)	Hilcorp Energy I L.P. / Hilcorp Finance Co., 6.000%, 02/01/2031	814,457	0.2
1,475,000 (1)(2)	Kinetik Holdings L.P., 5.875%, 06/15/2030	1,454,403	0.3
1,475,000 (1)(2)	Kodiak Gas Services LLC, 7.250%, 02/15/2029	1,513,160	0.3
375,000 (1)	Matador Resources Co., 6.500%, 04/15/2032	375,307	0.1
1,725,000 (1)	Matador Resources Co., 6.875%, 04/15/2028	1,753,026	0.4
1,450,000 (1)	Moss Creek Resources Holdings, Inc., 7.500%, 01/15/2026	1,453,943	0.3
1,550,000	Murphy Oil Corp., 6.375%, 07/15/2028	1,563,181	0.4
1,150,000 (1)	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.125%, 02/15/2029	1,172,627	0.3
725,000 (1)	NGL Energy Operating LLC / NGL Energy Finance Corp., 8.375%, 02/15/2032	736,738	0.2
1,025,000 (1)(2)	Permian Resources Operating LLC, 5.875%, 07/01/2029	1,009,946	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
1,925,000	Southwestern Energy Co., 5.375%, 02/01/2029	$1,872,367	0.4
300,000	Southwestern Energy Co., 5.700%, 01/23/2025	299,752	0.1
425,000 (1)	Sunoco L.P., 7.000%, 05/01/2029	435,877	0.1
600,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 05/15/2029	561,582	0.1
1,275,000	Sunoco L.P. / Sunoco Finance Corp., 4.500%, 04/30/2030	1,180,210	0.3
700,000 (1)	Talos Production, Inc., 9.000%, 02/01/2029	735,237	0.2
950,000 (1)	Talos Production, Inc., 9.375%, 02/01/2031	1,003,656	0.2
961,875 (1)	Transocean Poseidon Ltd., 6.875%, 02/01/2027	961,415	0.2
225,000 (1)	Transocean Titan Financing Ltd., 8.375%, 02/01/2028	232,445	0.0
1,475,000 (1)	Venture Global Calcasieu Pass LLC, 4.125%, 08/15/2031	1,324,580	0.3
1,675,000 (1)	Venture Global LNG, Inc., 8.125%, 06/01/2028	1,726,937	0.4
1,525,000 (1)	Venture Global LNG, Inc., 8.375%, 06/01/2031	1,582,913	0.4
		47,252,480	10.7
	Financial: 8.0%
725,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 7.500%, 11/06/2030	726,060	0.2
720,000 (1)	Acrisure LLC / Acrisure Finance, Inc., 8.500%, 06/15/2029	728,046	0.2
975,000 (2)	Ally Financial, Inc., 5.750%, 11/20/2025	969,309	0.2
650,000 (2)	Ally Financial, Inc., 6.700%, 02/14/2033	646,614	0.1
850,000 (1)	Ardonagh Finco Ltd., 7.750%, 02/15/2031	840,981	0.2
700,000 (1)	Ardonagh Group Finance Ltd., 8.875%, 02/15/2032	684,324	0.2
1,500,000 (1)	Aretec Escrow Issuer, Inc., 7.500%, 04/01/2029	1,447,241	0.3
1,550,000 (1)	BroadStreet Partners, Inc., 5.875%, 04/15/2029	1,447,659	0.3
1,250,000 (1)	Burford Capital Global Finance LLC, 6.875%, 04/15/2030	1,228,633	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,275,000 (1)	CI Financial Corp., 7.500%, 05/30/2029	$1,263,575	0.3
1,425,000 (1)	Freedom Mortgage Corp., 6.625%, 01/15/2027	1,377,609	0.3
725,000 (1)	Freedom Mortgage Corp., 12.250%, 10/01/2030	780,668	0.2
350,000 (1)(2)	Freedom Mortgage Holdings LLC, 9.125%, 05/15/2031	341,023	0.1
400,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.250%, 02/01/2027	379,255	0.1
1,275,000 (1)	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.750%, 06/15/2029	1,178,777	0.3
450,000 (1)	Midcap Financial Issuer Trust, 5.625%, 01/15/2030	390,166	0.1
1,300,000 (1)	Midcap Financial Issuer Trust, 6.500%, 05/01/2028	1,230,815	0.3
1,300,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 4.625%, 08/01/2029	944,883	0.2
1,575,000 (2)	MPT Operating Partnership L.P. / MPT Finance Corp., 5.000%, 10/15/2027	1,302,254	0.3
1,100,000 (1)	Nationstar Mortgage Holdings, Inc., 5.000%, 02/01/2026	1,077,772	0.2
1,600,000 (1)	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030	1,468,585	0.3
700,000 (2)	Navient Corp., 4.875%, 03/15/2028	643,160	0.1
725,000	Navient Corp., 5.000%, 03/15/2027	692,832	0.2
575,000	Navient Corp., 6.750%, 06/25/2025	575,217	0.1
625,000	OneMain Finance Corp., 4.000%, 09/15/2030	536,989	0.1
1,500,000	OneMain Finance Corp., 5.375%, 11/15/2029	1,407,938	0.3
625,000	OneMain Finance Corp., 7.125%, 03/15/2026	635,589	0.1
1,575,000 (1)	Panther Escrow Issuer LLC, 7.125%, 06/01/2031	1,594,221	0.4

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
1,600,000 (1)	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, 7.000%, 02/01/2030	$1,620,408	0.4
1,200,000 (1)	PRA Group, Inc., 5.000%, 10/01/2029	1,028,823	0.2
375,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 6.500%, 04/01/2032	375,335	0.1
1,675,000 (1)	RHP Hotel Properties L.P. / RHP Finance Corp., 7.250%, 07/15/2028	1,733,375	0.4
725,000 (1)	RLJ Lodging Trust L.P., 3.750%, 07/01/2026	690,014	0.2
225,000 (1)	United Wholesale Mortgage LLC, 5.500%, 11/15/2025	223,542	0.0
1,950,000 (1)	United Wholesale Mortgage LLC, 5.750%, 06/15/2027	1,905,423	0.4
1,410,000 (1)	VFH Parent LLC / Valor Co-Issuer, Inc., 7.500%, 06/15/2031	1,417,938	0.3
		35,535,053	8.0

	Industrial: 12.1%
1,250,000 (1)	AAR Escrow Issuer LLC, 6.750%, 03/15/2029	1,275,361	0.3
1,275,000 (1)(2)	AmeriTex HoldCo Intermediate LLC, 10.250%, 10/15/2028	1,344,275	0.3
1,450,000 (1)	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 4.000%, 09/01/2029	1,228,687	0.3
850,000 (1)(2)	Bombardier, Inc., 7.000%, 06/01/2032	862,870	0.2
825,000 (1)(2)	Bombardier, Inc., 7.500%, 02/01/2029	855,792	0.2
755,000 (1)	Bombardier, Inc., 7.875%, 04/15/2027	757,393	0.2
425,000 (1)	Bombardier, Inc., 8.750%, 11/15/2030	459,864	0.1
1,675,000 (1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	1,658,069	0.4
325,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.125%, 01/15/2026	321,452	0.1
1,350,000 (1)	Cascades, Inc. / Cascades USA, Inc., 5.375%, 01/15/2028	1,301,260	0.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,425,000 (1)	Chart Industries, Inc., 7.500%, 01/01/2030	$1,474,328	0.3
1,425,000 (1)	Clean Harbors, Inc., 6.375%, 02/01/2031	1,429,973	0.3
1,845,000 (1)	Clydesdale Acquisition Holdings, Inc., 8.750%, 04/15/2030	1,808,100	0.4
1,700,000 (1)	Emerald Debt Merger Sub LLC, 6.625%, 12/15/2030	1,715,388	0.4
1,950,000 (1)	Energizer Holdings, Inc., 4.750%, 06/15/2028	1,827,354	0.4
1,625,000 (1)	Fortress Transportation and Infrastructure Investors LLC, 5.500%, 05/01/2028	1,577,121	0.3
870,000 (1)(2)	Fortress Transportation and Infrastructure Investors LLC, 7.000%, 05/01/2031	889,747	0.2
1,400,000 (1)	GFL Environmental, Inc., 4.000%, 08/01/2028	1,302,265	0.3
850,000 (1)	GFL Environmental, Inc., 4.375%, 08/15/2029	784,104	0.2
625,000 (1)	Global Infrastructure Solutions, Inc., 5.625%, 06/01/2029	590,966	0.1
625,000 (1)	Global Infrastructure Solutions, Inc., 7.500%, 04/15/2032	613,733	0.1
1,600,000 (1)	Graham Packaging Co., Inc., 7.125%, 08/15/2028	1,513,155	0.3
1,850,000 (1)	Imola Merger Corp., 4.750%, 05/15/2029	1,730,983	0.4
625,000 (1)(3)	Intelligent Packaging Holdco Issuer L.P., 9.000% (PIK Rate 9.750%, Cash Rate 9.000%), 01/15/2026	598,750	0.1
1,325,000 (1)	Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 09/15/2028	1,284,413	0.3
1,575,000 (1)	Madison IAQ LLC, 5.875%, 06/30/2029	1,466,875	0.3
1,125,000 (1)	Masterbrand, Inc., 7.000%, 07/15/2032	1,138,473	0.3
1,550,000 (1)	New Enterprise Stone & Lime Co., Inc., 9.750%, 07/15/2028	1,578,666	0.4
2,150,000 (1)(2)	Owens-Brockway Glass Container, Inc., 7.250%, 05/15/2031	2,148,956	0.5
800,000 (1)	Rolls-Royce PLC, 3.625%, 10/14/2025	778,397	0.2

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
1,550,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	$1,458,887	0.3
200,000 (1)	Sealed Air Corp., 5.125%, 12/01/2024	199,335	0.0
700,000 (1)(2)	Sealed Air Corp/Sealed Air Corp. US, 6.125%, 02/01/2028	698,991	0.2
550,000 (1)	Sensata Technologies BV, 5.000%, 10/01/2025	554,920	0.1
1,650,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	1,439,342	0.3
1,690,000 (1)	Smyrna Ready Mix Concrete LLC, 8.875%, 11/15/2031	1,794,756	0.4
1,300,000 (1)	Standard Industries, Inc., 3.375%, 01/15/2031	1,096,706	0.2
775,000 (1)	Standard Industries, Inc., 4.375%, 07/15/2030	700,873	0.2
1,200,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	1,158,128	0.3
1,225,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 6.500%, 03/15/2027	1,228,582	0.3
2,200,000 (1)	TK Elevator Holdco GmbH, 7.625%, 07/15/2028	2,185,518	0.5
1,400,000 (2)	TransDigm, Inc., 4.625%, 01/15/2029	1,307,459	0.3
1,350,000	TransDigm, Inc., 5.500%, 11/15/2027	1,326,805	0.3
1,025,000 (1)	TransDigm, Inc., 6.625%, 03/01/2032	1,036,592	0.2
1,275,000 (1)	Weekley Homes LLC / Weekley Finance Corp., 4.875%, 09/15/2028	1,182,232	0.3
		53,685,896	12.1

	Technology: 2.8%
3,150,000 (1)	Cloud Software Group, Inc., 6.500%, 03/31/2029	3,027,338	0.7
349,125	COTIVITI HLD 8.5735, 04/30/2031	349,289	0.1
950,000 (1)	Entegris Escrow Corp., 5.950%, 06/15/2030	941,183	0.2
625,000 (1)	Entegris, Inc., 3.625%, 05/01/2029	561,601	0.1
1,350,000 (1)(2)	Fortress Intermediate 3, Inc., 7.500%, 06/01/2031	1,384,830	0.3
1,500,000 (1)	NCR Atleos Escrow Corp., 9.500%, 04/01/2029	1,622,484	0.4

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
750,000 (1)	Open Text Corp., 3.875%, 12/01/2029	$673,017	0.1
1,385,000 (1)	Open Text Holdings, Inc., 4.125%, 02/15/2030	1,250,080	0.3
1,575,000 (1)	UKG, Inc., 6.875%, 02/01/2031	1,595,853	0.4
1,225,000 (1)	Virtusa Corp., 7.125%, 12/15/2028	1,128,513	0.2
		12,534,188	2.8
	Utilities: 1.9%
975,000 (1)	Calpine Corp., 4.500%, 02/15/2028	927,144	0.2
750,000 (1)	Calpine Corp., 5.000%, 02/01/2031	700,445	0.2
1,225,000 (1)	Calpine Corp., 5.125%, 03/15/2028	1,179,061	0.3
275,000 (1)	Calpine Corp., 5.250%, 06/01/2026	272,190	0.1
1,325,000	TransAlta Corp., 7.750%, 11/15/2029	1,383,635	0.3
800,000 (1)	Vistra Operations Co. LLC, 4.375%, 05/01/2029	745,442	0.2
1,425,000 (1)	Vistra Operations Co. LLC, 5.500%, 09/01/2026	1,406,263	0.3
650,000 (1)	Vistra Operations Co. LLC, 5.625%, 02/15/2027	639,571	0.1
875,000 (1)	Vistra Operations Co. LLC, 7.750%, 10/15/2031	911,904	0.2
		8,165,655	1.9
	Total Corporate Bonds/Notes (Cost $419,624,934)	413,324,079	93.2
BANK LOANS: 3.4%
	Consumer, Cyclical: 0.4%
1,575,000 (5)	American Greetings Corp., 10/23/2029	1,586,250	0.4

	Consumer, Non-Cyclical: 0.3%
1,569,063	Kuehg Corp., Term Loan B, 9.823%, (TSFR3M+4.500%), 06/12/2030	1,577,030	0.3

	Energy: 0.7%
1,600,000 (5)	Epic Ygrade, 06/29/2029	1,601,501	0.4
1,375,000	Goodnight Water Solutions Holdings, LLC, 10.572%, 05/31/2029	1,371,562	0.3
		2,973,063	0.7
Principal Amount†		Value	Percentage of Net Assets
BANK LOANS: (continued)
	Financial: 1.0%
1,200,000	Advisor Group, Inc., 2023 Term Loan B, 8.840%, (TSFR1M+3.500%), 08/16/2028	$1,205,143	0.3
2,623,425	HUB International Ltd, 2024 Term Loan B, 8.840%, (TSFR1M+3.500%), 06/20/2030	2,632,001	0.6
600,000	Truist Financial, 2nd Lien Term Loan, 10.060%, (TSFR1M+3.500%), 03/31/2032	613,250	0.1
		4,450,394	1.0
	Industrial: 0.3%
1,350,000 (5)	Northstar Group Services, Inc., 05/08/2030	1,352,954	0.3

	Technology: 0.7%
1,575,000	Cotiviti Corporation, 2024 Term Loan, 8.571%, (TSFR1M+3.500%), 02/22/2031	1,575,739	0.4
1,375,000	Nielsen Consumer Inc., 2023 USD Fifth Amendment Incremental Term Loan, 11.549%, (TSFR3M+6.250%), 03/06/2028	1,381,875	0.3
		2,957,614	0.7
	Total Bank Loans (Cost $14,756,218)	14,897,305	3.4
CONVERTIBLE BONDS/NOTES: 0.0%
	Financial: 0.0%
499,200 (1)	Lehman Brothers Holdings, Inc. SD, 8.160%, 05/30/2009	1,275	0.0
	Total Convertible Bonds/Notes (Cost $451,666)	1,275	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: 0.0%
	Consumer Discretionary: —%
1,476 (1)(6)	Perseus Holding Corp.	—	—

	Energy: 0.0%
2 (7)	Amplify Energy Corp.	14	0.0

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
424,441 (6)	Ascent Resources - Utica LLC - Class A	$5,093	0.0
		5,107	0.0
	Health Care: 0.0%
26 (7)	Option Care Health, Inc.	720	0.0
	Total Common Stock (Cost $10,390)	5,827	0.0
OTHER(8): —%
	Energy: —%
2,000 (6)(9)	Green Field Energy Services, Inc.	—	—
	Total Other (Cost $–)	—	—
PREFERRED STOCK: —%
	Consumer Discretionary: —%
775 (1)(6)	Perseus Holding Corp.	—	—
	Total Preferred Stock (Cost $–)	—	—
WARRANTS: 0.0%
	Health Care: 0.0%
126	Option Care Health, Inc. - Class A	1,182	0.0
126	Option Care Health, Inc. - Class B	852	0.0
		2,034	0.0
	Total Warrants (Cost $–)	2,034	0.0
	Total Long-Term Investments (Cost $434,843,208)	428,230,520	96.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 14.8%
	U.S. Treasury Obligations: 0.1%
415,000 (10)	United States Treasury Bill, 4.290%, 07/05/2024 (Cost $414,762)	414,757	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 10.6%
14,722,450 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $14,729,021, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $15,016,899, due 08/08/24-04/20/74)	$14,722,450	3.3
3,697,570 (11)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $3,699,220, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $3,771,522, due 04/30/27-04/20/72)	3,697,570	0.8
14,722,450 (11)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $14,729,033, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%- 7.000%, Market Value plus accrued interest $15,016,903, due 01/15/25-11/01/53)	14,722,450	3.3

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,000,000 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $14,006,271, collateralized by various U.S. Government Securities, 0.125%- 3.625%, Market Value plus accrued interest $14,252,697, due 10/15/25-02/15/53)	$14,000,000	3.2
	Total Repurchase Agreements (Cost $47,142,470)	47,142,470	10.6
	Time Deposits: 3.3%
1,510,000 (11)	BNP Paribas SA, 5.290%, 07/01/2024	1,510,000	0.4
1,510,000 (11)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024	1,510,000	0.4
1,500,000 (11)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024	1,500,000	0.4
1,410,000 (11)	DZ Bank AG, 5.300%, 07/01/2024	1,410,000	0.3
1,460,000 (11)	HSBC Bank PLC, 5.380%, 07/01/2024	1,460,000	0.3
1,280,000 (11)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024	1,280,000	0.3
1,450,000 (11)	Mizuho Bank Ltd., 5.320%, 07/01/2024	1,450,000	0.3
1,500,000 (11)	Royal Bank of Canada, 5.320%, 07/01/2024	1,500,000	0.3
1,470,000 (11)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024	1,470,000	0.3
1,370,000 (11)	Svenska Handelsbanken AB, 5.310%, 07/01/2024	1,370,000	0.3
	Total Time Deposits (Cost $14,460,000)	14,460,000	3.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper: 0.8%
625,000	Intel Corp., 5.960%, 07/29/2024	$622,062	0.1
1,000,000	Kellanova, 4.980%, 07/10/2024	998,640	0.2
800,000	Parker-Hannifin Corp., 5.980%, 08/05/2024	795,326	0.2
1,300,000	Parker-Hannifin Corp., 6.010%, 08/01/2024	1,293,207	0.3
	Total Commercial Paper (Cost $3,710,652)	3,709,235	0.8

	Total Short-Term Investments (Cost $65,727,884)	65,726,462	14.8
	Total Investments in Securities (Cost $500,571,092)	$493,956,982	111.4
	Liabilities in Excess of Other Assets	(50,524,313)	(11.4)
	Net Assets	$443,432,669	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion. Rates shown are the current rate and possible payment rates.
(4)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(5)	Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.
(6)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(7)	Non-income producing security.
(8)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(9)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(10)	Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2024.
(11)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

Voya High Yield Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$—	$—	$—
Energy	14	—	5,093	5,107
Health Care	720	—	—	720
Total Common Stock	734	—	5,093	5,827
Corporate Bonds/Notes	—	413,324,079	—	413,324,079
Bank Loans	—	14,897,305	—	14,897,305
Warrants	—	2,034	—	2,034
Convertible Bonds/Notes	—	1,275	—	1,275
Preferred Stock	—	—	—	—
Other	—	—	—	—
Short-Term Investments	—	65,726,462	—	65,726,462
Total Investments, at fair value	$734	$493,951,155	$5,093	$493,956,982

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2024, Voya High Yield Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Green Field Energy Services, Inc.	8/25/2019	$—	$—
		$—	$—

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $500,967,058.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$4,874,570
Gross Unrealized Depreciation	(11,884,646)
Net Unrealized Depreciation	$(7,010,076)

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 13.4%
929,263	Alphabet, Inc. - Class A	$169,265,256	3.7
481,590	Meta Platforms, Inc. - Class A	242,827,310	5.3
130,101 (1)	Netflix, Inc.	87,802,563	1.9
870,114 (1)	ROBLOX Corp. - Class A	32,376,942	0.7
94,456 (1)	Spotify Technology SA	29,639,348	0.7
526,587 (1)	Trade Desk, Inc. - Class A	51,431,752	1.1
		613,343,171	13.4
	Consumer Discretionary: 13.5%
1,892,997 (1)	Amazon.com, Inc.	365,821,670	8.0
17,685	Booking Holdings, Inc.	70,059,127	1.5
558,783 (1)	Chipotle Mexican Grill, Inc.	35,007,755	0.8
237,347	Dollar General Corp.	31,384,394	0.7
111,611 (1)	Lululemon Athletica, Inc.	33,338,206	0.7
316,751	Ross Stores, Inc.	46,030,255	1.0
176,761 (1)	Tesla, Inc.	34,977,467	0.8
		616,618,874	13.5
	Consumer Staples: 3.2%
238,329	Constellation Brands, Inc. - Class A	61,317,285	1.4
771,746	McCormick & Co., Inc.	54,747,661	1.2
433,996	Mondelez International, Inc. - Class A	28,400,699	0.6
		144,465,645	3.2
	Energy: 0.4%
238,242 (2)	Chesapeake Energy Corp.	19,581,110	0.4

	Financials: 2.3%
331,662	Apollo Global Management, Inc.	39,159,332	0.9
98,709	LPL Financial Holdings, Inc.	27,569,424	0.6
365,651	Tradeweb Markets, Inc. - Class A	38,759,006	0.8
		105,487,762	2.3
	Health Care: 10.2%
621,822 (1)	Boston Scientific Corp.	47,886,512	1.0
72,946	Elevance Health, Inc.	39,526,520	0.9
190,182	Eli Lilly & Co.	172,186,979	3.8
153,118 (1)	Intuitive Surgical, Inc.	68,114,542	1.5
201,698 (1)	Repligen Corp.	25,426,050	0.6
86,155	Thermo Fisher Scientific, Inc.	47,643,715	1.0
134,493 (1)	Vertex Pharmaceuticals, Inc.	63,039,559	1.4
		463,823,877	10.2
	Industrials: 4.4%
232,827	Booz Allen Hamilton Holding Corp.	35,832,075	0.8
722,464 (1)	Copart, Inc.	39,128,650	0.9

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
183,782	Dover Corp.	$33,163,462	0.7
516,208	Ingersoll Rand, Inc.	46,892,335	1.0
36,024	TransDigm Group, Inc.	46,024,623	1.0
		201,041,145	4.4
	Information Technology: 51.0%
76,079	Accenture PLC - Class A	23,083,129	0.5
2,100,232	Apple, Inc.	442,350,864	9.7
55,019	ASML Holding N.V.	56,269,582	1.2
92,402	Broadcom, Inc.	148,354,183	3.3
154,623 (1)	Crowdstrike Holdings, Inc. - Class A	59,249,987	1.3
359,313 (1)	Datadog, Inc. - Class A	46,599,303	1.0
251,054	Marvell Technology, Inc.	17,548,675	0.4
611,607	Micron Technology, Inc.	80,444,669	1.8
1,362,808	Microsoft Corp.	609,107,035	13.3
4,237,092	NVIDIA Corp.	523,450,346	11.5
158,933 (1)	Palo Alto Networks, Inc.	53,879,876	1.2
150,129	Salesforce, Inc.	38,598,166	0.8
80,042 (1)	ServiceNow, Inc.	62,966,640	1.4
499,846	Visa, Inc. - Class A	131,194,580	2.9
152,786 (1)	Workday, Inc. - Class A	34,156,838	0.7
		2,327,253,873	51.0
	Materials: 0.9%
137,392	Sherwin-Williams Co.	41,001,894	0.9
	Total Common Stock (Cost $3,087,133,659)	4,532,617,351	99.3

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.3%
4,190,959 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $4,192,829, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $4,274,778, due 08/08/24-04/20/74)	4,190,959	0.1

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,004,123 (3)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,004,571, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $1,024,206, due 04/30/27-04/20/72)	$1,004,123	0.0
4,190,959 (3)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $4,192,833, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $4,274,779, due 01/15/25-11/01/53)	4,190,959	0.1
4,100,000 (3)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $4,101,837, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $4,174,004, due 10/15/25-02/15/53)	4,100,000	0.1
	Total Repurchase Agreements (Cost $13,486,041)	13,486,041	0.3
	Time Deposits: 0.1%
420,000 (3)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $420,000)	420,000	0.1
420,000 (3)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $420,000)	420,000	0.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
420,000 (3)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024 (Cost $420,000)	$420,000	0.0
400,000 (3)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $400,000)	400,000	0.0
410,000 (3)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $410,000)	410,000	0.0
360,000 (3)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $360,000)	360,000	0.0
410,000 (3)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $410,000)	410,000	0.0
420,000 (3)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $420,000)	420,000	0.0
410,000 (3)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $410,000)	410,000	0.0
380,000 (3)	Svenska Handelsbanken AB, 5.310%, 07/01/2024 (Cost $380,000)	380,000	0.0
	Total Time Deposits (Cost $4,050,000)	4,050,000	0.1

Shares	RA	Value	Percentage of Net Assets
	Mutual Funds: 0.9%
42,420,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $42,420,000)	$42,420,000	0.9

	Total Short-Term Investments (Cost $59,956,041)	59,956,041	1.3
	Total Investments in Securities (Cost $3,147,089,700)	$4,592,573,392	100.6
	Liabilities in Excess of Other Assets	(27,366,436)	(0.6)
	Net Assets	$4,565,206,956	100.0

See Accompanying Notes to Financial Statements

Voya Large Cap Growth Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.

(2)	Security, or a portion of the security, is on loan.

(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)	Rate shown is the 7-day yield as of June 30, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$4,532,617,351	$—	$—	$4,532,617,351
Short-Term Investments	42,420,000	17,536,041	—	59,956,041
Total Investments, at fair value	$4,575,037,351	$17,536,041	$—	$4,592,573,392

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $3,181,299,042.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,473,103,583
Gross Unrealized Depreciation	(61,829,233)
Net Unrealized Appreciation	$1,411,274,350

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.8%
	Communication Services: 4.6%
1,165,182	AT&T, Inc.	$22,266,628	3.8
103,895 (1)	Pinterest, Inc. - Class A	4,578,653	0.8
		26,845,281	4.6
	Consumer Discretionary: 4.8%
42,049	Dollar General Corp.	5,560,139	0.9
207,611	Las Vegas Sands Corp.	9,186,787	1.6
66,748	PVH Corp.	7,066,611	1.2
151,023	Tapestry, Inc.	6,462,274	1.1
		28,275,811	4.8
	Consumer Staples: 10.5%
653,268	Kenvue, Inc.	11,876,412	2.0
311,400	Kraft Heinz Co.	10,033,308	1.7
197,377	McCormick & Co., Inc.	14,001,924	2.4
77,783	Mondelez International, Inc. - Class A	5,090,120	0.9
201,683	Philip Morris International, Inc.	20,436,539	3.5
		61,438,303	10.5
	Energy: 7.7%
394,417	BP PLC, ADR	14,238,454	2.5
134,267 (2)	Chesapeake Energy Corp.	11,035,405	1.9
103,567	ConocoPhillips	11,845,993	2.0
61,584	EOG Resources, Inc.	7,751,578	1.3
		44,871,430	7.7
	Financials: 19.9%
56,574	American Financial Group, Inc.	6,959,733	1.2
75,961	Apollo Global Management, Inc.	8,968,715	1.5
46,338	Arthur J Gallagher & Co.	12,015,907	2.1
647,304	Bank of America Corp.	25,743,280	4.4
217,830	Bank of New York Mellon Corp.	13,045,839	2.2
66,438	Hartford Financial Services Group, Inc.	6,679,677	1.1
113,678	Intercontinental Exchange, Inc.	15,561,381	2.7
196,366	Lazard, Inc.	7,497,254	1.3
115,293	Raymond James Financial, Inc.	14,251,368	2.4
294,413	SLM Corp.	6,120,846	1.0
		116,844,000	19.9
	Health Care: 17.4%
100,991	Abbott Laboratories	10,493,975	1.8
50,336	AbbVie, Inc.	8,633,631	1.5
52,785	Alcon, Inc.	4,702,088	0.8
27,487	Amgen, Inc.	8,588,313	1.4
75,479 (1)	Boston Scientific Corp.	5,812,638	1.0
31,432	Cigna Group	10,390,476	1.8
17,468	Elevance Health, Inc.	9,465,210	1.6
17,632	HCA Healthcare, Inc.	5,664,809	1.0
6,874	McKesson Corp.	4,014,691	0.7

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
24,640	Stryker Corp.	$8,383,760	1.4
27,818	Thermo Fisher Scientific, Inc.	15,383,354	2.6
26,515	Universal Health Services, Inc. - Class B	4,903,419	0.8
12,584 (1)	Vertex Pharmaceuticals, Inc.	5,898,372	1.0
		102,334,736	17.4
	Industrials: 11.5%
53,803	Booz Allen Hamilton Holding Corp.	8,280,282	1.4
187,950 (1)	Copart, Inc.	10,179,372	1.7
56,216	Dover Corp.	10,144,177	1.7
69,716	Emerson Electric Co.	7,679,914	1.3
94,300	Ingersoll Rand, Inc.	8,566,212	1.5
20,063	Parker-Hannifin Corp.	10,148,066	1.7
17,053 (1)	Saia, Inc.	8,088,067	1.4
26,820	Woodward, Inc.	4,676,872	0.8
		67,762,962	11.5
	Information Technology: 9.3%
35,518	Accenture PLC - Class A	10,776,516	1.8
46,981 (1)	Advanced Micro Devices, Inc.	7,620,788	1.3
3,071	Constellation Software, Inc.	8,848,736	1.5
332,326 (1)	Dropbox, Inc. - Class A	7,467,365	1.3
52,593	Micron Technology, Inc.	6,917,557	1.2
35,094	Salesforce, Inc.	9,022,668	1.5
23,500	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,084,535	0.7
		54,738,165	9.3
	Materials: 3.6%
214,001	Alcoa Corp.	8,512,960	1.4
44,118	CF Industries Holdings, Inc.	3,270,026	0.6
71,999	Crown Holdings, Inc.	5,356,006	0.9
14,600	Reliance Steel & Aluminum Co.	4,169,760	0.7
		21,308,752	3.6
	Real Estate: 3.2%
40,256	Ryman Hospitality Properties, Inc.	4,019,964	0.7
139,712	Welltower, Inc.	14,564,976	2.5
		18,584,940	3.2
	Utilities: 7.3%
69,010	DTE Energy Co.	7,660,800	1.3
134,520	Duke Energy Corp.	13,482,940	2.3
133,076	NextEra Energy, Inc.	9,423,111	1.6
440,822 (3)	Prime AET&D Holdings No 1	—	—

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities: (continued)
165,388	Public Service Enterprise Group, Inc.	$12,189,096	2.1
		42,755,947	7.3
	Total Common Stock (Cost $528,833,363)	585,760,327	99.8
CORPORATE BONDS/NOTES: —%
	Financial: —%
1,216,000 (3)(4)	Tropicana Entertainment LLC / Tropicana Finance Corp., 9.625%, 12/15/2014	—	—
	Total Corporate Bonds/Notes (Cost $787,907)	—	—
OTHER(5): 0.0%
	Energy: 0.0%
1,685,000 (3)(6)	Samson Investment Co.	—	0.0
	Total Other (Cost $30,842)	—	0.0
WARRANTS: —%
	Information Technology: —%
1,823 (3)	Constellation Software, Inc.	—	—
	Total Warrants (Cost $—)	—	—
	Total Long-Term Investments (Cost $529,652,112)	585,760,327	99.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Repurchase Agreements: 1.3%
2,362,146 (7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $2,363,200, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,409,389, due 08/08/24-04/20/74)	2,362,146	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
849,167 (7)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $849,546, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $866,150, due 04/30/27-04/20/72)	$849,167	0.1
2,362,146 (7)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $2,363,202, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,409,390, due 01/15/25-11/01/53)	2,362,146	0.4
2,300,000 (7)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $2,301,030, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $2,341,514, due 10/15/25-02/15/53)	2,300,000	0.4
	Total Repurchase Agreements (Cost $7,873,459)	7,873,459	1.3
	Time Deposits: 0.4%
230,000 (7)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $230,000)	230,000	0.1
230,000 (7)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $230,000)	230,000	0.1

 See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
220,000 (7)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $220,000)	$220,000	0.0
230,000 (7)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $230,000)	230,000	0.0
200,000 (7)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $200,000)	200,000	0.0
230,000 (7)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $230,000)	230,000	0.1
230,000 (7)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $230,000)	230,000	0.0
230,000 (7)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $230,000)	230,000	0.1
210,000 (7)	Svenska Handelsbanken AB, 5.310%, 07/01/2024 (Cost $210,000)	210,000	0.0
	Total Time Deposits (Cost $2,010,000)	2,010,000	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.0%
6,003,000 (8)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $6,003,000)	$6,003,000	1.0
	Total Short-Term Investments (Cost $15,886,459)	15,886,459	2.7
	Total Investments in Securities (Cost $545,538,571)	$601,646,786	102.5
	Liabilities in Excess of Other Assets	(14,521,158)	(2.5)
	Net Assets	$587,125,628	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Defaulted security.
(5)	Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.
(6)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

Voya Large Cap Value Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$26,845,281	$—	$—	$26,845,281
Consumer Discretionary	28,275,811	—	—	28,275,811
Consumer Staples	61,438,303	—	—	61,438,303
Energy	44,871,430	—	—	44,871,430
Financials	116,844,000	—	—	116,844,000
Health Care	102,334,736	—	—	102,334,736
Industrials	67,762,962	—	—	67,762,962
Information Technology	54,738,165	—	—	54,738,165
Materials	21,308,752	—	—	21,308,752
Real Estate	18,584,940	—	—	18,584,940
Utilities	42,755,947	—	—	42,755,947
Total Common Stock	585,760,327	—	—	585,760,327
Warrants	—	—	—	—
Short-Term Investments	6,003,000	9,883,459	—	15,886,459
Total Investments, at fair value	$591,763,327	$9,883,459	$—	$601,646,786

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

At June 30, 2024, Voya Large Cap Value Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Samson Investment Co.	6/28/2017	$30,842	$—
		$30,842	$—

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $547,986,692.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$68,163,004
Gross Unrealized Depreciation	(14,508,561)
Net Unrealized Appreciation	$53,654,443

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 37.4%
	Basic Materials: 1.6%
288,000	Albemarle Corp., 4.650%, 06/01/2027	$283,483	0.1
424,000	BHP Billiton Finance USA Ltd., 5.250%, 09/08/2026	424,801	0.1
475,000	Ecolab, Inc., 1.650%, 02/01/2027	437,019	0.1
300,000	EIDP, Inc., 4.500%, 05/15/2026	295,873	0.1
500,000 (1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	478,584	0.2
280,000	Nucor Corp., 2.000%, 06/01/2025	271,043	0.1
54,000	Nutrien Ltd., 4.900%, 03/27/2028	53,388	0.0
2,777,000	Nutrien Ltd., 5.200%, 06/21/2027	2,774,681	0.9
		5,018,872	1.6

	Communications: 1.0%
370,000	AT&T, Inc., 1.700%, 03/25/2026	347,465	0.1
308,000	Comcast Corp., 4.550%, 01/15/2029	303,239	0.1
36,000 (2)	Motorola Solutions, Inc., 4.000%, 09/01/2024	35,852	0.0
216,000 (1)	NBN Co. Ltd., 5.750%, 10/06/2028	222,312	0.1
420,000	Rogers Communications, Inc., 5.000%, 02/15/2029	414,908	0.1
835,000	Sprint Capital Corp., 6.875%, 11/15/2028	885,786	0.3
194,000	T-Mobile USA, Inc., 2.250%, 02/15/2026	184,383	0.1
444,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	426,844	0.1
181,000	T-Mobile USA, Inc., 4.950%, 03/15/2028	179,843	0.0
271,000	Verizon Communications, Inc., 0.850%, 11/20/2025	254,842	0.1
		3,255,474	1.0

	Consumer, Cyclical: 3.3%
358,000 (1)	7-Eleven, Inc., 0.950%, 02/10/2026	333,477	0.1
270,000	American Honda Finance Corp., GMTN, 5.800%, 10/03/2025	271,437	0.1
140,000	American Honda Finance Corp., MTN, 1.300%, 09/09/2026	129,057	0.0
428,000 (1)	BMW US Capital LLC, 1.250%, 08/12/2026	394,372	0.1
710,000 (1)	Daimler Truck Finance North America LLC, 3.500%, 04/07/2025	698,359	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
254,000 (1)	Daimler Truck Finance North America LLC, 5.000%, 01/15/2027	$252,236	0.1
124,520	Delta Air Lines Pass Through Trust 20-1, A, 2.500%, 12/10/2029	113,201	0.0
225,000	Ford Motor Credit Co. LLC, 4.125%, 08/17/2027	213,889	0.1
200,000	Ford Motor Credit Co. LLC, 5.800%, 03/08/2029	199,392	0.1
305,000	General Motors Financial Co., Inc., 3.800%, 04/07/2025	300,455	0.1
408,000	General Motors Financial Co., Inc., 5.250%, 03/01/2026	405,956	0.1
140,000	General Motors Financial Co., Inc., 5.350%, 07/15/2027	139,656	0.0
268,000	General Motors Financial Co., Inc., 5.400%, 04/06/2026	267,533	0.1
183,000	General Motors Financial Co., Inc., 5.550%, 07/15/2029	183,051	0.1
507,000	General Motors Financial Co., Inc., 5.800%, 01/07/2029	511,700	0.2
340,000 (2)	Home Depot, Inc., 4.875%, 06/25/2027	339,403	0.1
532,000	Honda Motor Co. Ltd., 2.534%, 03/10/2027	498,946	0.2
462,000 (1)	Hyundai Capital America, 1.300%, 01/08/2026	433,711	0.1
160,000 (1)	Hyundai Capital America, 5.650%, 06/26/2026	160,447	0.0
159,000 (1)	Hyundai Capital America, 5.950%, 09/21/2026	160,321	0.0
507,000 (1)	Hyundai Capital America, 6.100%, 09/21/2028	520,832	0.2
299,000 (1)	Hyundai Capital America, 6.250%, 11/03/2025	301,373	0.1
187,000	Lowe’s Cos., Inc., 3.350%, 04/01/2027	178,472	0.1
61,000	Marriott International, Inc., 4.875%, 05/15/2029	60,244	0.0
290,000 (1)	Mercedes-Benz Finance North America LLC, 5.100%, 08/03/2028	290,787	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical: (continued)
195,000 (1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	$195,544	0.1
423,000	Ross Stores, Inc., 4.600%, 04/15/2025	420,754	0.1
505,000 (2)	Toll Brothers Finance Corp., 4.350%, 02/15/2028	488,180	0.2
436,000	Toyota Motor Credit Corp., 5.400%, 11/20/2026	439,181	0.1
424,000	Toyota Motor Credit Corp. B, 5.000%, 03/19/2027	424,106	0.1
60,054	United Airlines Pass Through Trust 20-1, A, 5.875%, 04/15/2029	60,290	0.0
66,072	US Airways Pass Through Trust 2012-1, A, 5.900%, 04/01/2026	66,031	0.0
325,000 (1)	Volkswagen Group of America Finance LLC, 5.300%, 03/22/2027	325,195	0.1
300,000 (1)	Volkswagen Group of America Finance LLC, 5.650%, 09/12/2028	303,808	0.1
225,000 (1)	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030	236,069	0.1
421,000	Warnermedia Holdings, Inc., 3.755%, 03/15/2027	399,806	0.1
		10,717,271	3.3

	Consumer, Non-cyclical: 3.9%
274,000	AbbVie, Inc., 4.800%, 03/15/2027	272,839	0.1
392,000	AbbVie, Inc., 4.800%, 03/15/2029	390,566	0.1
403,000	Amgen, Inc., 5.150%, 03/02/2028	403,014	0.1
629,000	Amgen, Inc., 5.250%, 03/02/2025	627,826	0.2
558,000	Astrazeneca Finance LLC, 4.800%, 02/26/2027	554,902	0.2
444,000	Becton Dickinson & Co., 4.693%, 02/13/2028	437,803	0.1
386,000	Boston Scientific Corp., 1.900%, 06/01/2025	373,484	0.1
188,000	Bristol-Myers Squibb Co., 4.900%, 02/22/2029	187,675	0.1
587,000	Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	561,604	0.2
160,000	Cardinal Health, Inc., 5.125%, 02/15/2029	159,656	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
195,000 (1)	Cargill, Inc., 3.625%, 04/22/2027	$188,444	0.1
114,000	Cigna Group, 1.250%, 03/15/2026	106,487	0.0
315,000	Cigna Group, 5.000%, 05/15/2029	313,779	0.1
233,000 (1)	CSL Finance PLC, 3.850%, 04/27/2027	224,916	0.1
595,000	CVS Health Corp., 5.400%, 06/01/2029	595,920	0.2
587,000 (1)	Element Fleet Management Corp., 3.850%, 06/15/2025	575,749	0.2
242,000 (1)	Element Fleet Management Corp., 5.643%, 03/13/2027	242,669	0.1
595,000 (1)	Element Fleet Management Corp., 6.319%, 12/04/2028	615,348	0.2
385,000	Elevance Health, Inc., 3.500%, 08/15/2024	383,831	0.1
296,000 (1)	ERAC USA Finance LLC, 5.000%, 02/15/2029	295,331	0.1
316,000	GE HealthCare Technologies, Inc., 5.600%, 11/15/2025	316,237	0.1
258,000	Global Payments, Inc., 1.200%, 03/01/2026	240,257	0.1
420,000	Humana, Inc., 5.750%, 03/01/2028	427,378	0.1
71,000	Keurig Dr Pepper, Inc., 5.050%, 03/15/2029	70,917	0.0
113,000	Mondelez International, Inc., 4.750%, 02/20/2029	111,685	0.0
334,000 (1)	Nestle Holdings, Inc., 1.150%, 01/14/2027	303,661	0.1
162,000	Philip Morris International, Inc., 4.875%, 02/13/2029	160,256	0.1
448,000 (1)	Roche Holdings, Inc., 5.338%, 11/13/2028	455,432	0.1
461,000	S&P Global, Inc., 2.450%, 03/01/2027	431,147	0.1
352,000	S&P Global, Inc., 2.700%, 03/01/2029	319,200	0.1
424,000	Smith & Nephew PLC, 5.150%, 03/20/2027	422,682	0.1
425,000 (1)	Solventum Corp., 5.450%, 02/25/2027	424,674	0.1
158,000	Stryker Corp., 3.650%, 03/07/2028	150,690	0.0
122,000	Tyson Foods, Inc., 5.400%, 03/15/2029	122,201	0.0
314,000	UnitedHealth Group, Inc., 2.950%, 10/15/2027	295,299	0.1
550,000	Viatris, Inc., 1.650%, 06/22/2025	528,730	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
316,000	Zoetis, Inc., 5.400%, 11/14/2025	$315,872	0.1
		12,608,161	3.9

	Energy: 1.1%
331,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	307,305	0.1
580,000	Canadian Natural Resources Ltd., 2.050%, 07/15/2025	558,734	0.2
295,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	293,833	0.1
295,000	Diamondback Energy, Inc., 5.200%, 04/18/2027	295,150	0.1
469,000	Equinor ASA, 2.875%, 04/06/2025	460,054	0.1
395,000	Kinder Morgan, Inc., 1.750%, 11/15/2026	364,360	0.1
306,000	Ovintiv Exploration, Inc., 5.375%, 01/01/2026	304,613	0.1
326,000	Phillips 66, 3.850%, 04/09/2025	321,767	0.1
495,000	Pioneer Natural Resources Co., 1.125%, 01/15/2026	464,445	0.1
270,000	TransCanada PipeLines Ltd., 1.000%, 10/12/2024	266,334	0.1
		3,636,595	1.1

	Financial: 18.8%
410,000	Aflac, Inc., 1.125%, 03/15/2026	382,948	0.1
217,000 (3)	American Express Co., 4.990%, 05/01/2026	215,786	0.1
136,000 (3)	American Express Co., 5.098%, 02/16/2028	135,418	0.0
507,000 (3)	American Express Co., 5.282%, 07/27/2029	508,109	0.2
325,000 (3)	American Express Co., 5.389%, 07/28/2027	325,470	0.1
305,000 (3)	American Express Co., 5.645%, 04/23/2027	306,288	0.1
326,000	American Tower Corp., 3.650%, 03/15/2027	312,305	0.1
80,000	American Tower Corp., 5.250%, 07/15/2028	79,865	0.0
234,000	Ameriprise Financial, Inc., 3.000%, 04/02/2025	229,499	0.1
133,000	Aon North America, Inc., 5.125%, 03/01/2027	132,826	0.0
306,000	Aon North America, Inc., 5.150%, 03/01/2029	305,264	0.1
420,000 (1)	Athene Global Funding, 5.684%, 02/23/2026	421,170	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
738,000 (1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	$736,162	0.2
347,000 (1)	Aviation Capital Group LLC, 6.375%, 07/15/2030	358,900	0.1
352,000 (1)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	316,682	0.1
200,000 (3)	Banco Santander SA, 5.538%, 03/14/2030	198,570	0.1
200,000	Banco Santander SA, 5.588%, 08/08/2028	201,921	0.1
898,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	832,540	0.3
50,000 (3)	Bank of America Corp., 3.419%, 12/20/2028	47,031	0.0
81,000 (3)	Bank of America Corp., 3.705%, 04/24/2028	77,606	0.0
301,000 (3)	Bank of America Corp., 4.376%, 04/27/2028	293,865	0.1
352,000 (3)	Bank of America Corp., 5.202%, 04/25/2029	351,529	0.1
907,000 (3)	Bank of America Corp., MTN, 1.319%, 06/19/2026	869,228	0.3
496,000 (3)	Bank of America Corp., MTN, 2.015%, 02/13/2026	484,736	0.2
186,000 (3)	Bank of America Corp. N, 1.658%, 03/11/2027	174,455	0.1
250,000	Bank of America NA, 5.526%, 08/18/2026	251,823	0.1
642,000	Bank of Montreal, 5.300%, 06/05/2026	641,692	0.2
179,000 (3)	Bank of New York Mellon Corp., 4.414%, 07/24/2026	177,029	0.1
279,000 (3)	Bank of New York Mellon Corp., 4.947%, 04/26/2027	277,386	0.1
196,000 (3)	Bank of New York Mellon Corp., MTN, 4.975%, 03/14/2030	194,871	0.1
468,000	Bank of Nova Scotia, 1.450%, 01/10/2025	457,951	0.1
257,000	Bank of Nova Scotia, MTN, 3.450%, 04/11/2025	252,809	0.1
248,000 (1)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	216,874	0.1
104,000 (1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	90,923	0.0
326,000 (1)(2)	Blackstone Holdings Finance Co. LLC, 5.900%, 11/03/2027	332,705	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
169,000	Blue Owl Credit Income Corp., 7.750%, 09/16/2027	$173,724	0.1
420,000 (1)	BPCE SA, 1.000%, 01/20/2026	392,359	0.1
201,000 (1)(3)	CaixaBank SA, 6.684%, 09/13/2027	204,915	0.1
261,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	239,384	0.1
335,000 (3)	Capital One Financial Corp., 5.468%, 02/01/2029	333,573	0.1
335,000 (3)	Capital One Financial Corp., 5.700%, 02/01/2030	336,675	0.1
332,000	Charles Schwab Corp., 5.875%, 08/24/2026	335,913	0.1
242,000 (3)	Charles Schwab Corp., 6.196%, 11/17/2029	251,770	0.1
435,000 (2)	Cooperatieve Rabobank UA, 4.800%, 01/09/2029	431,922	0.1
374,000	Corebridge Financial, Inc., 3.650%, 04/05/2027	358,048	0.1
525,000 (1)	Corebridge Global Funding, 0.900%, 09/22/2025	496,242	0.2
438,000 (1)(2)(3)	Credit Agricole SA, 5.335%, 01/10/2030	433,448	0.1
233,000	Credit Suisse AG/New York NY, 2.950%, 04/09/2025	228,400	0.1
1,246,000	Credit Suisse AG/New York NY, MTN, 3.625%, 09/09/2024	1,240,108	0.4
507,000	Crown Castle, Inc., 5.600%, 06/01/2029	511,485	0.2
467,000 (1)(3)	Danske Bank A/S, 0.976%, 09/10/2025	462,388	0.1
257,000 (1)(3)	Danske Bank A/S, 4.298%, 04/01/2028	248,879	0.1
442,000 (3)	Deutsche Bank AG/New York NY, 2.311%, 11/16/2027	408,198	0.1
259,000	Discover Financial Services, 3.950%, 11/06/2024	257,366	0.1
611,000 (1)(3)	DNB Bank ASA, 5.896%, 10/09/2026	613,004	0.2
475,000	Equinix, Inc., 1.250%, 07/15/2025	454,007	0.1
305,000 (1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	298,355	0.1
300,000 (1)	Federation des Caisses Desjardins du Quebec, 5.250%, 04/26/2029	299,374	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
389,000	Fifth Third Bank NA, 3.850%, 03/15/2026	$377,649	0.1
490,000 (1)	GA Global Funding Trust, 3.850%, 04/11/2025	482,277	0.1
126,000 (3)	Goldman Sachs Bank USA/New York NY, 5.283%, 03/18/2027	125,631	0.0
64,000 (3)	Goldman Sachs Bank USA/New York NY, 5.414%, 05/21/2027	63,916	0.0
278,000 (3)	Goldman Sachs Group, Inc., 2.640%, 02/24/2028	259,348	0.1
1,095,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	1,114,689	0.3
236,000 (3)	Goldman Sachs Group, Inc., 5.842%, (SOFRRATE + 0.486%), 10/21/2024	236,035	0.1
80,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	83,539	0.0
257,000	Hanover Insurance Group, Inc., 4.500%, 04/15/2026	252,634	0.1
531,000 (3)	HSBC Holdings PLC, 2.099%, 06/04/2026	513,456	0.2
335,000 (3)	HSBC Holdings PLC, 2.633%, 11/07/2025	331,136	0.1
519,000 (2)(3)	HSBC Holdings PLC, 2.999%, 03/10/2026	509,259	0.2
441,000 (3)	ING Groep NV, 4.017%, 03/28/2028	425,477	0.1
200,000 (3)	ING Groep NV, 6.083%, 09/11/2027	202,309	0.1
162,000 (1)	Intercontinental Exchange, Inc., 3.625%, 09/01/2028	152,804	0.0
388,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	356,449	0.1
518,000 (3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	483,586	0.2
378,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	336,353	0.1
830,000 (3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	806,162	0.3
48,000 (3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	47,522	0.0
140,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	137,236	0.0
444,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	418,295	0.1
538,000 (3)	JPMorgan Chase & Co., 3.509%, 01/23/2029	508,978	0.2
27,000 (3)	JPMorgan Chase & Co., 3.960%, 01/29/2027	26,383	0.0
587,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	582,615	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
435,000 (3)	JPMorgan Chase & Co., 5.040%, 01/23/2028	$432,729	0.1
181,000 (3)	JPMorgan Chase & Co., 5.299%, 07/24/2029	181,647	0.1
389,000 (3)	JPMorgan Chase & Co., 5.546%, 12/15/2025	388,651	0.1
1,625,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	1,638,508	0.5
447,000 (3)	JPMorgan Chase & Co., 6.070%, 10/22/2027	454,919	0.1
252,000	KeyBank NA/Cleveland OH, 4.390%, 12/14/2027	238,901	0.1
176,000 (3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	175,921	0.1
303,000 (3)	Lloyds Banking Group PLC, 5.462%, 01/05/2028	302,464	0.1
416,000 (3)	Lloyds Banking Group PLC, 5.985%, 08/07/2027	418,592	0.1
200,000 (1)	Lseg US Fin Corp., 4.875%, 03/28/2027	198,038	0.1
488,000 (1)	LSEGA Financing PLC, 1.375%, 04/06/2026	455,384	0.1
333,000	Main Street Capital Corp., 6.950%, 03/01/2029	336,856	0.1
443,000 (1)	Met Tower Global Funding, 4.850%, 01/16/2027	440,630	0.1
507,000 (1)	Met Tower Global Funding, 5.250%, 04/12/2029	509,775	0.2
323,000	Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	309,598	0.1
454,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	420,236	0.1
276,000 (3)	Mitsubishi UFJ Financial Group, Inc., 4.788%, 07/18/2025	275,842	0.1
1,010,000 (3)	Mitsubishi UFJ Financial Group, Inc., 5.258%, 04/17/2030	1,007,909	0.3
304,000 (3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	301,971	0.1
256,000 (3)	Mizuho Financial Group, Inc., 5.376%, 05/26/2030	255,931	0.1
440,000 (3)	Mizuho Financial Group, Inc., 5.382%, 07/10/2030	439,520	0.1
245,000 (3)	Morgan Stanley, 0.985%, 12/10/2026	229,187	0.1
444,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	414,105	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
371,000 (3)	Morgan Stanley, 2.475%, 01/21/2028	$346,014	0.1
256,000 (3)	Morgan Stanley, 5.123%, 02/01/2029	255,060	0.1
266,000 (3)	Morgan Stanley, 6.296%, 10/18/2028	274,541	0.1
391,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	408,058	0.1
361,000 (3)	Morgan Stanley, GMTN, 1.512%, 07/20/2027	333,805	0.1
126,000 (3)	Morgan Stanley, MTN, 2.720%, 07/22/2025	125,766	0.0
244,000	Morgan Stanley, MTN, 3.125%, 07/27/2026	233,326	0.1
352,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	350,937	0.1
1,016,000 (3)	Morgan Stanley, MTN, 5.652%, 04/13/2028	1,026,295	0.3
448,000	Morgan Stanley Bank NA, 4.754%, 04/21/2026	444,148	0.1
349,000	National Bank of Canada FXD, 0.750%, 08/06/2024	347,268	0.1
250,000 (1)	National Securities Clearing Corp., 5.000%, 05/30/2028	249,526	0.1
213,000 (1)	Nationwide Building Society, 1.500%, 10/13/2026	195,870	0.1
255,000 (3)	NatWest Group PLC, 5.583%, 03/01/2028	255,302	0.1
240,000 (1)	NatWest Markets PLC, 5.410%, 05/17/2029	240,832	0.1
293,000 (1)	Nordea Bank Abp, 0.750%, 08/28/2025	277,974	0.1
324,000 (1)	Nordea Bank Abp, 3.600%, 06/06/2025	318,559	0.1
587,000	Old Republic International Corp., 4.875%, 10/01/2024	585,254	0.2
207,000 (1)	Pacific Life Global Funding II, 1.200%, 06/24/2025	198,644	0.1
265,000 (1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	247,628	0.1
248,000 (3)	PNC Financial Services Group, Inc., 5.492%, 05/14/2030	249,437	0.1
296,000 (1)	Principal Life Global Funding II, 5.100%, 01/25/2029	294,411	0.1
214,000	Prologis L.P., 4.875%, 06/15/2028	213,036	0.1
90,000 (1)	Prologis Targeted US Logistics Fund L.P., 5.250%, 04/01/2029	90,094	0.0

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
284,000	Royal Bank of Canada, GMTN, 1.150%, 07/14/2026	$261,834	0.1
466,000 (2)	Royal Bank of Canada, GMTN, 1.600%, 01/21/2025	455,766	0.1
202,000 (2)	Royal Bank of Canada, GMTN, 4.950%, 02/01/2029	201,122	0.1
434,000	Royal Bank of Canada, GMTN, 5.200%, 07/20/2026	433,556	0.1
439,000 (3)	Santander UK Group Holdings PLC, 6.833%, 11/21/2026	445,005	0.1
440,000	Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	436,788	0.1
464,000 (1)	Skandinaviska Enskilda Banken AB, 3.700%, 06/09/2025	456,585	0.1
440,000 (1)	Skandinaviska Enskilda Banken AB, 5.125%, 03/05/2027	440,030	0.1
477,000 (1)(3)	Societe Generale SA, 2.226%, 01/21/2026	466,631	0.1
391,000 (3)	State Street Corp., 5.684%, 11/21/2029	400,196	0.1
286,000	Sumitomo Mitsui Financial Group, Inc., 1.474%, 07/08/2025	274,641	0.1
201,000	Sumitomo Mitsui Financial Group, Inc., 5.716%, 09/14/2028	204,949	0.1
465,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	460,137	0.1
620,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 03/07/2027	620,224	0.2
212,000 (1)	Sumitomo Mitsui Trust Bank Ltd., 5.650%, 09/14/2026	213,340	0.1
468,000 (1)	Svenska Handelsbanken AB, 3.650%, 06/10/2025	460,128	0.1
371,000 (1)	Swedbank AB, 3.356%, 04/04/2025	365,290	0.1
454,000	Toronto-Dominion Bank, 3.766%, 06/06/2025	446,764	0.1
468,000 (2)	Toronto-Dominion Bank, FXD, 1.450%, 01/10/2025	457,970	0.1
355,000 (2)	Toronto-Dominion Bank, GMTN, 4.980%, 04/05/2027	353,214	0.1
621,000 (2)	Toronto-Dominion Bank, MTN, 1.150%, 06/12/2025	596,629	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
515,000	Toronto-Dominion Bank, MTN, 5.532%, 07/17/2026	$516,928	0.2
260,000 (3)	Truist Financial Corp., MTN, 1.267%, 03/02/2027	241,895	0.1
316,000 (2)(3)	Truist Financial Corp., MTN, 1.887%, 06/07/2029	276,722	0.1
256,000 (3)	Truist Financial Corp., MTN, 4.260%, 07/28/2026	251,857	0.1
402,000 (3)	Truist Financial Corp., MTN, 5.435%, 01/24/2030	401,033	0.1
200,000	UBS AG/London, 5.800%, 09/11/2025	200,789	0.1
372,000 (1)(3)	UBS Group AG, 4.488%, 05/12/2026	367,681	0.1
464,000 (1)(3)	UBS Group AG, 4.490%, 08/05/2025	463,281	0.1
427,000 (1)(3)	UBS Group AG, 5.428%, 02/08/2030	426,241	0.1
268,000 (3)	US Bancorp, 5.384%, 01/23/2030	268,772	0.1
241,000 (3)	US Bancorp, 5.775%, 06/12/2029	244,714	0.1
67,000 (3)	Wells Fargo & Co., 2.188%, 04/30/2026	65,072	0.0
115,000 (3)	Wells Fargo & Co., MTN, 2.164%, 02/11/2026	112,524	0.0
365,000 (3)	Wells Fargo & Co., MTN, 2.879%, 10/30/2030	323,875	0.1
330,000 (3)	Wells Fargo & Co., MTN, 3.526%, 03/24/2028	314,827	0.1
68,000 (3)	Wells Fargo & Co., MTN, 4.540%, 08/15/2026	67,175	0.0
169,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	170,564	0.1
329,000	Wells Fargo Bank NA, 5.450%, 08/07/2026	330,051	0.1
211,000 (1)	Westpac New Zealand Ltd., 5.132%, 02/26/2027	210,433	0.1
		60,129,843	18.8

	Industrial: 2.1%
110,000	AGCO Corp., 5.450%, 03/21/2027	110,294	0.0
444,000	Avnet, Inc., 6.250%, 03/15/2028	455,986	0.2
725,000 (1)	BAE Systems PLC, 5.125%, 03/26/2029	721,949	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
190,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	$189,298	0.1
405,000	FedEx Corp., 3.250%, 04/01/2026	391,226	0.1
340,000	GATX Corp., 5.400%, 03/15/2027	340,427	0.1
221,000	HEICO Corp., 5.250%, 08/01/2028	221,419	0.1
280,000	Ingersoll Rand, Inc., 5.197%, 06/15/2027	280,641	0.1
138,000 (2)	John Deere Capital Corp., MTN, 2.350%, 03/08/2027	129,085	0.0
111,000	L3Harris Technologies, Inc., 4.400%, 06/15/2028	107,842	0.0
429,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 01/12/2027	428,350	0.1
507,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 5.350%, 03/30/2029	506,926	0.2
447,000 (1)	Penske Truck Leasing Co. L.P. / PTL Finance Corp., 6.050%, 08/01/2028	457,976	0.2
400,000	Republic Services, Inc., 2.500%, 08/15/2024	398,314	0.1
308,000	Ryder System, Inc., MTN, 5.250%, 06/01/2028	308,737	0.1
296,000	Ryder System, Inc., MTN, 5.375%, 03/15/2029	297,260	0.1
101,000	Ryder System, Inc., MTN, 5.500%, 06/01/2029	101,988	0.0
504,000 (2)	Stanley Black & Decker, Inc., 6.000%, 03/06/2028	519,886	0.2
455,000 (1)	Veralto Corp., 5.500%, 09/18/2026	455,197	0.1
215,000	Waste Management, Inc., 4.950%, 07/03/2027	214,743	0.1
		6,637,544	2.1

	Technology: 1.5%
233,000	Analog Devices, Inc., 2.950%, 04/01/2025	228,840	0.1
105,000 (1)	Booz Allen Hamilton, Inc., 3.875%, 09/01/2028	98,960	0.0
88,000 (1)	Booz Allen Hamilton, Inc., 4.000%, 07/01/2029	82,485	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology: (continued)
444,000	Broadcom, Inc., 3.459%, 09/15/2026	$427,492	0.1
61,000 (2)	Concentrix Corp., 6.600%, 08/02/2028	61,765	0.0
145,000	Fiserv, Inc., 5.150%, 03/15/2027	145,121	0.1
444,000	Fiserv, Inc., 5.450%, 03/02/2028	448,187	0.2
198,000	HP, Inc., 2.200%, 06/17/2025	191,500	0.1
445,000	IBM International Capital Pte Ltd., 4.600%, 02/05/2029	437,527	0.1
473,000	Oracle Corp., 1.650%, 03/25/2026	443,595	0.1
288,000	Oracle Corp., 2.500%, 04/01/2025	281,415	0.1
470,000	Oracle Corp., 2.650%, 07/15/2026	445,540	0.1
500,000	Take-Two Interactive Software, Inc., 3.550%, 04/14/2025	491,909	0.2
307,000	VMware, Inc., 1.000%, 08/15/2024	305,130	0.1
408,000	VMware, Inc., 1.400%, 08/15/2026	375,772	0.1
215,000	Workday, Inc., 3.500%, 04/01/2027	205,734	0.1
		4,670,972	1.5

	Utilities: 4.1%
475,000 (1)	AEP Texas, Inc., 3.850%, 10/01/2025	463,788	0.1
352,000	AES Corp., 5.450%, 06/01/2028	351,335	0.1
475,000	Alabama Power Co., 3.750%, 09/01/2027	458,040	0.1
305,000	Ameren Corp., 5.700%, 12/01/2026	307,521	0.1
176,000	Ameren Illinois Co., 3.800%, 05/15/2028	168,856	0.1
393,000	American Electric Power Co., Inc., 5.200%, 01/15/2029	390,996	0.1
213,000 (1)	Aquarion Co., 4.000%, 08/15/2024	212,285	0.1
425,000	Avangrid, Inc., 3.200%, 04/15/2025	416,219	0.1
279,000	Black Hills Corp., 1.037%, 08/23/2024	276,991	0.1
218,000	Connecticut Light and Power Co., 4.650%, 01/01/2029	215,537	0.1
188,000	Consumers Energy Co., 4.900%, 02/15/2029	187,214	0.1
448,000 (3)	DTE Energy Co., 4.220%, 11/01/2024	445,448	0.1
323,000	DTE Energy Co., 5.100%, 03/01/2029	320,471	0.1

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
479,000 (1)	Enel Finance International NV, 6.800%, 10/14/2025	$486,690	0.2
329,000	Entergy Corp., 0.900%, 09/15/2025	311,402	0.1
277,000	Eversource Energy, 2.900%, 03/01/2027	260,347	0.1
448,000	Eversource Energy, 4.750%, 05/15/2026	442,316	0.1
161,000	Exelon Corp., 5.150%, 03/15/2029	160,440	0.0
423,000	Georgia Power Co., 5.004%, 02/23/2027	421,820	0.1
338,000	Interstate Power and Light Co., 3.250%, 12/01/2024	334,716	0.1
195,000 (1)(2)	Liberty Utilities Co., 5.577%, 01/31/2029	195,887	0.1
428,000	National Rural Utilities Cooperative Finance Corp., D, 1.000%, 10/18/2024	422,160	0.1
187,000	National Rural Utilities Cooperative Finance Corp., GMTN, 4.850%, 02/07/2029	185,944	0.1
325,000	National Rural Utilities Cooperative Finance Corp., MTN, 1.875%, 02/07/2025	317,891	0.1
217,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	218,998	0.1
231,000 (1)	New York State Electric & Gas Corp., 5.650%, 08/15/2028	234,768	0.1
318,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	293,058	0.1
287,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	253,854	0.1
271,000	NextEra Energy Capital Holdings, Inc., 4.625%, 07/15/2027	266,661	0.1
165,000	NextEra Energy Capital Holdings, Inc., 4.900%, 02/28/2028	163,472	0.1
324,000 (1)	Niagara Mohawk Power Corp., 1.960%, 06/27/2030	269,591	0.1
462,000	NiSource, Inc., 0.950%, 08/15/2025	438,949	0.1
389,000	ONE Gas, Inc., 5.100%, 04/01/2029	390,169	0.1
649,497	PG&E Wildfire Recovery Funding LLC A-1, 3.594%, 06/01/2032	620,993	0.2
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
335,000	Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	$318,178	0.1
134,000	Public Service Enterprise Group, Inc., 5.850%, 11/15/2027	136,357	0.0
155,000	Sempra Energy, 5.400%, 08/01/2026	154,904	0.0
144,000	Southern Co., 5.500%, 03/15/2029	145,939	0.0
384,000	Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	368,916	0.1
251,000	Tampa Electric Co., 4.900%, 03/01/2029	249,133	0.1
272,000 (1)	Trans-Allegheny Interstate Line Co., 3.850%, 06/01/2025	267,030	0.1
8,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	7,060	0.0
535,000	WEC Energy Group, Inc., 4.750%, 01/09/2026	529,448	0.2
43,000	WEC Energy Group, Inc., 5.000%, 09/27/2025	42,736	0.0
61,000	WEC Energy Group, Inc., 5.150%, 10/01/2027	60,850	0.0
		13,185,378	4.1

	Total Corporate Bonds/Notes (Cost $121,034,335)	119,860,110	37.4

U.S. TREASURY OBLIGATIONS: 26.4%
	United States Treasury Notes: 26.4%
189,400	1.250%, 11/30/2026	174,947	0.1
107,900	1.500%, 01/31/2027	99,873	0.0
128,900	1.500%, 11/30/2028	114,092	0.0
20,000,000	2.875%, 04/30/2025	19,625,207	6.1
1,149,000	4.250%, 06/30/2029	1,144,287	0.4
69,000	4.375%, 12/15/2026	68,613	0.0
675,000 (2)	4.500%, 05/31/2029	679,693	0.2
256,000	4.500%, 05/31/2031	260,200	0.1
802,000	4.625%, 03/15/2026	799,306	0.2
10,871,000	4.625%, 06/30/2026	10,851,679	3.4
49,766,000	4.625%, 06/15/2027	49,911,799	15.6
1,009,000 (2)	4.875%, 05/31/2026	1,011,128	0.3
		84,740,824	26.4

	Total U.S. Treasury Obligations (Cost $84,679,392)	84,740,824	26.4

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 18.1%
	Automobile Asset-Backed Securities: 4.0%
550,000	AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	$530,358	0.2
1,700,000	BMW Vehicle Lease Trust 2024-1 A4, 5.000%, 06/25/2027	1,693,712	0.5
300,000	CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	287,950	0.1
750,000	CarMax Auto Owner Trust 2022-1 B, 1.950%, 09/15/2027	707,366	0.2
1,050,000 (1)	Chase Auto Owner Trust 2023-AA A3, 5.680%, 01/25/2029	1,059,424	0.3
650,000 (1)	Citizens Auto Receivables Trust 2024-1 A3, 5.110%, 04/17/2028	648,333	0.2
500,000	GM Financial Automobile Leasing Trust 2022-3 A4, 4.110%, 08/20/2026	497,143	0.2
450,000	GM Financial Automobile Leasing Trust 2023-1 A4, 5.160%, 01/20/2027	448,734	0.1
600,000	GM Financial Consumer Automobile Receivables Trust 2022-4 B, 5.500%, 08/16/2028	601,576	0.2
850,000	Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	802,192	0.3
81,820 (1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	79,939	0.0
39,000 (1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	38,805	0.0
950,000 (1)	Porsche Financial Auto Securitization Trust 2023-1A A4, 4.720%, 06/23/2031	940,011	0.3
800,000	Toyota Auto Receivables Owner Trust 2023-A A4, 4.420%, 08/15/2028	786,846	0.3
1,650,000	Toyota Auto Receivables Owner Trust 2024-A A3, 4.830%, 10/16/2028	1,640,393	0.5
900,000 (1)	Westlake Automobile Receivables Trust 2023-2A A3, 5.800%, 02/16/2027	900,967	0.3
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities: (continued)
1,000,000 (1)	Westlake Automobile Receivables Trust 2023-3A B, 5.920%, 09/15/2028	$1,002,867	0.3
		12,666,616	4.0

	Credit Card Asset-Backed Securities: 0.8%
1,200,000	American Express Credit Account Master Trust 2024-1 A, 5.230%, 04/16/2029	1,212,250	0.4
1,450,000	Chase Issuance Trust 2024-A2 A, 4.630%, 01/15/2031	1,441,674	0.4
		2,653,924	0.8

	Other Asset-Backed Securities: 12.2%
800,000 (1)(3)	AGL CLO 13 Ltd. 2021-13A A1, 6.746%, (TSFR3M + 1.422%), 10/20/2034	800,200	0.2
361,523 (1)(3)	AMMC CLO 22 Ltd. 2018-22A A, 6.615%, (TSFR3M + 1.292%), 04/25/2031	361,849	0.1
100,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL3 C, 7.293%, (TSFR1M + 1.964%), 08/15/2034	99,403	0.0
750,000 (1)(3)	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 D, 8.343%, (TSFR1M + 3.014%), 11/15/2036	727,179	0.2
250,000 (1)(3)	Barings CLO Ltd. 2017-1A A2, 6.939%, (TSFR3M + 1.612%), 07/18/2029	250,426	0.1
1,321,990 (1)(3)	Benefit Street Partners CLO IX Ltd. 2016-9A AR, 6.696%, (TSFR3M + 1.372%), 07/20/2031	1,322,976	0.4
1,000,000 (1)(3)	Benefit Street Partners CLO XIX Ltd. 2019-19A AR, 6.505%, (TSFR3M + 1.180%), 01/15/2033	999,871	0.3
500,000 (1)(3)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 6.988%, (TSFR3M + 1.662%), 04/19/2034	500,774	0.2
178,747 (1)(3)	Carbone Clo Ltd. 2017-1A A1, 6.726%, (TSFR3M + 1.402%), 01/20/2031	178,941	0.1
850,000 (1)(3)	Carlyle US CLO Ltd. 2020-2A A1R, 6.725%, (TSFR3M + 1.402%), 01/25/2035	851,136	0.3

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,550,000 (1)(3)	CARLYLE US CLO Ltd. 2021-4A A2, 6.986%, (TSFR3M + 1.662%), 04/20/2034	$1,553,573	0.5
1,000,000 (1)(3)	Cedar Funding IV CLO Ltd. 2014-4A ARR, 6.748%, (TSFR3M + 1.422%), 07/23/2034	1,001,222	0.3
574,702 (1)(3)	CIFC Funding Ltd. 2018-4A A1, 6.729%, (TSFR3M + 1.412%), 10/17/2031	575,604	0.2
223,763 (1)(3)	Clear Creek CLO 2015-1A AR, 6.786%, (TSFR3M + 1.462%), 10/20/2030	224,087	0.1
294,539	CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	286,902	0.1
820,000 (1)(3)	Crestline Denali CLO XVII Ltd. 2018-1A ARR, 6.462%, (TSFR3M + 1.130%), 10/15/2031	820,207	0.2
94,079 (1)(3)	Deer Creek Clo Ltd. 2017-1A A, 6.766%, (TSFR3M + 1.442%), 10/20/2030	94,184	0.0
980,000 (1)(3)	Dryden 72 CLO Ltd. 2019-72A AR, 6.664%, (TSFR3M + 1.342%), 05/15/2032	980,609	0.3
300,000 (1)(3)	Eaton Vance Clo Ltd. 2015-1A A2R, 6.836%, (TSFR3M + 1.512%), 01/20/2030	300,144	0.1
13,671 (1)(3)	Elevation CLO Ltd. 2014-2A A1R, 6.820%, (TSFR3M + 1.492%), 10/15/2029	13,677	0.0
720,000 (1)(3)	Goldentree Loan Management US Clo 4 Ltd. 2019-4A ARR, 6.473%, (TSFR3M + 1.150%), 04/24/2031	720,323	0.2
1,360,000 (1)(3)	HGI CRE CLO Ltd. 2021-FL1 B, 7.043%, (TSFR1M + 1.714%), 06/16/2036	1,339,337	0.4
2,100,000 (1)(3)	HGI CRE CLO Ltd. 2021-FL1 D, 7.793%, (TSFR1M + 2.464%), 06/16/2036	2,062,188	0.6
246,745 (1)(3)	HGI CRE CLO Ltd. 2022-FL3 A, 7.033%, (SOFR30A + 1.700%), 04/20/2037	247,033	0.1
297,605 (1)	JGWPT XXXIII LLC 2014-3A A, 3.500%, 06/15/2077	262,650	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
950,000	John Deere Owner Trust 2022-B A4, 3.800%, 05/15/2029	$927,673	0.3
1,150,000	John Deere Owner Trust 2022-C A4, 5.200%, 09/17/2029	1,149,509	0.4
400,000	John Deere Owner Trust 2022 2022-A A4, 2.490%, 01/16/2029	386,251	0.1
1,050,000 (1)	Kubota Credit Owner Trust 2023-1A A3, 5.020%, 06/15/2027	1,045,017	0.3
600,000 (1)(3)	LCM 26 Ltd. 26A A2, 6.836%, (TSFR3M + 1.512%), 01/20/2031	600,307	0.2
500,000 (1)(3)	Magnetite XXVI Ltd. 2020-26A A2R, 6.985%, (TSFR3M + 1.662%), 07/25/2034	500,218	0.2
947,040 (1)(3)	Neuberger Berman Loan Advisers CLO 26 Ltd. 2017-26A AR, 6.509%, (TSFR3M + 1.182%), 10/18/2030	948,224	0.3
1,100,000 (1)(3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 6.790%, (TSFR3M + 1.462%), 07/15/2029	1,100,559	0.3
1,000,000 (1)(3)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 6.736%, (TSFR3M + 1.412%), 10/20/2034	1,001,018	0.3
400,000 (1)(3)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 6.938%, (TSFR3M + 1.612%), 07/19/2030	400,216	0.1
2,000,000 (1)(3)	OHA Credit Partners XVI 2021-16A A, 6.739%, (TSFR3M + 1.412%), 10/18/2034	2,002,128	0.6
1,600,000 (1)(3)	OHA Loan Funding Ltd. 2015-1A AR3, 6.738%, (TSFR3M + 1.412%), 01/19/2037	1,602,709	0.5
418,781 (1)(3)	Palmer Square CLO Ltd. 2015-2A A1R2, 6.686%, (TSFR3M + 1.362%), 07/20/2030	419,218	0.1
600,000 (1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	596,093	0.2
650,000 (1)	PFS Financing Corp. 2022-D A, 4.270%, 08/15/2027	641,118	0.2
600,000 (1)	PFS Financing Corp. 2023-C A, 5.520%, 10/15/2028	603,485	0.2

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
1,300,000 (1)(3)	Rad CLO 6 Ltd. 2019-6A A1, 6.966%, (TSFR3M + 1.642%), 01/20/2033	$1,300,328	0.4
1,217,351 (1)(3)	Sound Point CLO XVIII Ltd. 2017-4A A1, 6.706%, (TSFR3M + 1.382%), 01/21/2031	1,218,112	0.4
800,000 (1)(3)	Sound Point CLO XXIII 2019-2A AR, 6.760%, (TSFR3M + 1.432%), 07/15/2034	800,520	0.2
320,429 (1)(3)	TCI-Symphony CLO Ltd. 2017-1A AR, 6.520%, (TSFR3M + 1.192%), 07/15/2030	320,629	0.1
850,000 (1)(3)	THL Credit Wind River Clo Ltd. 2018-2A A2, 7.040%, (TSFR3M + 1.712%), 07/15/2030	850,414	0.3
1,850,000 (1)(3)	THL Credit Wind River CLO Ltd. 2019-1A AR, 6.746%, (TSFR3M + 1.422%), 07/20/2034	1,852,873	0.6
650,000 (1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	649,143	0.2
244,968 (1)(3)	Venture 34 CLO Ltd. 2018-34A A, 6.820%, (TSFR3M + 1.492%), 10/15/2031	245,130	0.1
580,000 (1)(3)	Venture 37 CLO Ltd. 2019-37A A1RR, 6.590%, (TSFR3M + 1.250%), 07/15/2032	580,191	0.2
500,000 (1)(3)	Wellman Park CLO Ltd. 2021-1A A, 6.690%, (TSFR3M + 1.362%), 07/15/2034	500,523	0.2
400,000 (1)(3)	Wind River CLO Ltd. 2024-1A A, 6.923%, (TSFR3M + 1.600%), 04/20/2037	399,898	0.1
		39,215,999	12.2

	Student Loan Asset-Backed Securities: 1.1%
242,930 (1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	227,907	0.1
273,254 (1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	247,300	0.1
134,252 (1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	118,727	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities: (continued)
218,541 (1)	Navient Private Education Refi Loan Trust 2021-FA A, 1.110%, 02/18/2070	$187,068	0.0
961,023 (1)	Navient Private Education Refi Loan Trust 2022-BA A, 4.160%, 10/15/2070	917,890	0.3
1,367,862 (1)	Navient Private Education Refi Loan Trust 2023-A A, 5.510%, 10/15/2071	1,373,424	0.4
191,318 (1)	Sofi Professional Loan Program LLC 2018-A A2B, 2.950%, 02/25/2042	187,728	0.1
296,837 (1)	SoFi Professional Loan Program Trust 2021-B AFX, 1.140%, 02/15/2047	253,116	0.1
		3,513,160	1.1

	Total Asset-Backed Securities (Cost $58,456,430)	58,049,699	18.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.2%
1,000,000 (1)	ARZ Trust 2024-BILT A, 5.772%, 06/11/2029	1,005,917	0.3
550,000	BANK5 Trust 2024-5YR6 A3, 6.225%, 05/15/2057	568,833	0.2
755,000	Barclays Commercial Mortgage Trust 2019-C5 A4, 3.063%, 11/15/2052	679,024	0.2
900,000 (1)(3)	BFLD Mortgage Trust 2024-WRHS A, 6.792%, (TSFR1M + 1.492%), 08/15/2026	897,744	0.3
2,000,000 (1)(3)	BHMS 2018-ATLS D, 7.876%, (TSFR1M + 2.547%), 07/15/2035	1,967,654	0.6
2,000,000 (1)(3)	BLP Commercial Mortgage Trust 2024-IND2 B, 7.020%, (TSFR1M + 1.692%), 03/15/2041	1,986,316	0.6
1,000,000 (1)(3)	BX 2024-PALM A, 6.841%, (TSFR1M + 1.541%), 06/15/2037	997,072	0.3
800,000 (1)(3)	BX Trust 2021-ARIA C, 7.089%, (TSFR1M + 1.760%), 10/15/2036	787,047	0.2
343,136 (1)(3)	BX Trust 2022-PSB A, 7.780%, (TSFR1M + 2.451%), 08/15/2039	343,028	0.1
1,500,000 (1)(3)	BXMT Ltd. 2021-FL4 D, 7.693%, (TSFR1M + 2.364%), 05/15/2038	1,037,137	0.3

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,800,000 (1)(3)	BXSC Commercial Mortgage Trust 2022-WSS B, 7.421%, (TSFR1M + 2.092%), 03/15/2035	$1,788,527	0.6
340,000 (1)(3)	BXSC Commercial Mortgage Trust 2022-WSS C, 7.720%, (TSFR1M + 2.391%), 03/15/2035	335,496	0.1
1,500,000	Csail Commercial Mortgage Trust 2015-C2 A4, 3.504%, 06/15/2057	1,470,073	0.5
1,500,000 (1)	ELM Trust 2024-ELM B15, 5.995%, 06/10/2039	1,503,172	0.5
1,180,133 (1)(3)	Extended Stay America Trust 2021-ESH C, 7.143%, (TSFR1M + 1.814%), 07/15/2038	1,178,272	0.4
17,083	Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	16,850	0.0
183	Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	183	0.0
7,956	Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	7,853	0.0
45,855	Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	44,642	0.0
40,682	Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	39,843	0.0
750,000 (3)	GS Mortgage Securities Trust 2015-GC30 AS, 3.777%, 05/10/2050	726,038	0.2
2,225,000 (1)(3)	ILPT Commercial Mortgage Trust 2022-LPF2 A, 7.574%, (TSFR1M + 2.245%), 10/15/2039	2,214,996	0.7
1,300,000 (1)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021-NYAH B, 6.783%, (TSFR1M + 1.204%), 06/15/2038	1,237,339	0.4
1,251,584	JPMBB Commercial Mortgage Securities Trust 2015-C31 A3, 3.801%, 08/15/2048	1,222,156	0.4
1,000,000 (1)(3)	LBA Trust 2024-BOLT A, 6.920%, (TSFR1M + 1.591%), 06/15/2026	997,113	0.3
1,823,228 (1)(3)	MHP 2022-MHIL B, 6.443%, (TSFR1M + 1.114%), 01/15/2027	1,795,497	0.6
500,000 (1)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.727%, (TSFR1M + 1.397%), 03/15/2039	494,479	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
700,000 (1)	THPT Mortgage Trust 2023-THL A, 7.227%, 12/10/2034	$710,630	0.2
250,000 (1)(3)	WMRK Commercial Mortgage Trust 2022-WMRK A, 8.118%, (TSFR1M + 2.789%), 11/15/2027	250,899	0.1

	Total Commercial Mortgage-Backed Securities (Cost $26,699,125)	26,303,830	8.2

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.9%
717,666 (3)	Fannie Mae REMIC Trust 2006-43 FJ, 5.860%, (SOFR30A + 0.524%), 06/25/2036	712,692	0.2
304,280 (3)	Fannie Mae REMIC Trust 2007-14 PF, 5.640%, (SOFR30A + 0.304%), 03/25/2037	298,606	0.1
926,396 (3)	Fannie Mae REMIC Trust 2007-75 AF, 5.720%, (SOFR30A + 0.384%), 08/25/2037	913,624	0.3
170,794 (3)	Fannie Mae REMIC Trust 2010-123 FL, 5.880%, (SOFR30A + 0.544%), 11/25/2040	169,082	0.1
439,929 (3)	Fannie Mae REMIC Trust 2010-136 FG, 5.950%, (SOFR30A + 0.614%), 12/25/2030	441,060	0.1
835,540 (3)	Fannie Mae REMIC Trust 2011-51 FM, 6.100%, (SOFR30A + 0.764%), 06/25/2041	830,251	0.3
181,520 (3)	Fannie Mae REMIC Trust 2011-68 F, 5.720%, (SOFR30A + 0.384%), 07/25/2031	181,409	0.1
63,370 (3)	Fannie Mae REMIC Trust 2011-96 FN, 5.950%, (SOFR30A + 0.614%), 10/25/2041	62,819	0.0
283,475 (3)	Fannie Mae REMIC Trust 2013-34 PF, 5.800%, (SOFR30A + 0.464%), 08/25/2042	281,680	0.1
13,939 (1)(3)	Flagstar Mortgage Trust 2017-2 A3, 3.500%, 10/25/2047	12,277	0.0
235,826 (1)(3)	Flagstar Mortgage Trust 2020-2 A2, 3.000%, 08/25/2050	197,901	0.1
1,675,482 (3)	Freddie Mac REMIC Trust 3119 PF, 5.748%, (SOFR30A + 0.414%), 02/15/2036	1,667,081	0.5

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,057,998 (3)	Freddie Mac REMIC Trust 3153 UF, 5.878%, (SOFR30A + 0.544%), 05/15/2036	$1,054,654	0.3
385,473 (3)	Freddie Mac REMIC Trust 3626 FA, 6.098%, (SOFR30A + 0.764%), 05/15/2036	385,160	0.1
230,672 (3)	Freddie Mac REMIC Trust 4508 CF, 5.848%, (SOFR30A + 0.514%), 09/15/2045	227,513	0.1
277,675 (3)	Freddie Mac REMIC Trust 4879 DF, 5.848%, (SOFR30A + 0.514%), 08/15/2034	274,817	0.1
2,644,112 (3)	Freddie Mac Strips 406 F43, 6.135%, (SOFR30A + 0.800%), 10/25/2053	2,638,187	0.8
2,224,714 (3)	Freddie Mac Strips 406 F44, 6.335%, (SOFR30A + 1.000%), 10/25/2053	2,239,925	0.7
569,899 (3)	Ginnie Mae 2012-H11 FA, 6.137%, (TSFR1M + 0.814%), 02/20/2062	570,954	0.2
116,813 (3)	Ginnie Mae 2014-H05 FB, 6.037%, (TSFR1M + 0.714%), 12/20/2063	116,848	0.0
1,439,306 (3)	Ginnie Mae 2015-H30 FE, 6.037%, (TSFR1M + 0.714%), 11/20/2065	1,439,957	0.5
1,395,314 (3)	Ginnie Mae 2016-H06 FD, 6.357%, (TSFR1M + 1.034%), 07/20/2065	1,396,783	0.4
626,163 (3)	Ginnie Mae 2016-H07 FK, 6.437%, (TSFR1M + 1.114%), 03/20/2066	627,697	0.2
1,258,044 (3)	Ginnie Mae 2016-H16 FE, 6.105%, (TSFR12M + 1.095%), 06/20/2066	1,258,317	0.4
282,974 (3)	Ginnie Mae 2017-H09 FG, 5.907%, (TSFR1M + 0.584%), 03/20/2067	282,596	0.1
1,792,150 (3)	Ginnie Mae 2019-H02 FA, 5.887%, (TSFR1M + 0.564%), 01/20/2069	1,788,172	0.6
722,894 (3)	Ginnie Mae 2020-H09 NF, 6.687%, (TSFR1M + 1.364%), 04/20/2070	732,300	0.2
1,140,716	Ginnie Mae 2023-86 DA, 5.500%, 08/20/2050	1,142,158	0.4
11,257 (1)(3)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	10,183	0.0
166,129 (1)(3)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	147,640	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
283,382 (1)(3)	Morgan Stanley Residential Mortgage Loan Trust 2021-2 A9, 2.500%, 05/25/2051	$222,900	0.1
1,740,800 (1)(3)	OBX Trust 2023-J1 A3, 4.500%, 01/25/2053	1,639,114	0.5
526,298 (1)(3)	RATE Mortgage Trust 2021-HB1 A31, 2.500%, 12/25/2051	412,999	0.1
690,939	Seasoned Credit Risk Transfer Trust Series 2018-2 MA, 3.500%, 11/25/2057	650,289	0.2
148,904 (1)(3)	Sequoia Mortgage Trust 2014-4 B3, 3.907%, 11/25/2044	139,612	0.0
38,637 (1)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	35,291	0.0
76,074 (3)	WaMu Mortgage Pass-Through Certificates Series Trust 2004-AR4 A6, 6.265%, 06/25/2034	71,542	0.0
171,550 (1)(3)	Wells Fargo Mortgage Backed Securities Trust 2020-1 A17, 3.000%, 12/25/2049	143,667	0.0

	Total Collateralized Mortgage Obligations (Cost $25,674,343)	25,417,757	7.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.0%
	Uniform Mortgage-Backed Securities: 0.0%
3,576	6.500%, 10/01/2032	3,666	0.0
5,203	7.000%, 10/01/2032	5,351	0.0
		9,017	0.0

	Total U.S. Government Agency Obligations (Cost $8,945)	9,017	0.0

	Total Long-Term Investments (Cost $316,552,570)	314,381,237	98.0

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 9.8%
	Repurchase Agreements: 2.1%
1,591,350 (4)	BNP Paribas SA, Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $1,592,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,623,177, due 11/15/31-06/01/54)	$1,591,350	0.5
384,319 (4)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/28/2024, 5.310%, due 07/01/2024 (Repurchase Amount $384,487, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-5.500%, Market Value plus accrued interest $392,005, due 08/15/24-03/01/54)	384,319	0.1
1,591,350 (4)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $1,592,048, collateralized by various U.S. Government Securities, 0.750%-4.375%, Market Value plus accrued interest $1,623,182, due 07/01/24-09/09/49)	1,591,350	0.5
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,591,350 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $1,592,046, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-6.500%, Market Value plus accrued interest $1,623,178, due 04/30/26-08/01/58)	$1,591,350	0.5
1,500,000 (4)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $1,500,672, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $1,527,075, due 10/15/25-02/15/53)	1,500,000	0.5
	Total Repurchase Agreements (Cost $6,658,369)	6,658,369	2.1

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 7.7%
24,693,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $24,693,000)	$24,693,000	7.7
	Total Short-Term Investments (Cost $31,351,369)	31,351,369	9.8
	Total Investments in Securities (Cost $347,903,939)	$345,732,606	107.8
	Liabilities in Excess of Other Assets	(24,874,874)	(7.8)
	Net Assets	$320,857,732	100.0

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2024.

Reference Rate Abbreviations:

SOFR30A	30-day Secured Overnight Financing Rate
SOFRRATE	1-day Secured Overnight Financing Rate
TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$119,860,110	$—	$119,860,110
U.S. Treasury Obligations	—	84,740,824	—	84,740,824
Asset-Backed Securities	—	58,049,699	—	58,049,699
Commercial Mortgage-Backed Securities	—	26,303,830	—	26,303,830
Collateralized Mortgage Obligations	—	25,417,757	—	25,417,757
U.S. Government Agency Obligations	—	9,017	—	9,017
Short-Term Investments	24,693,000	6,658,369	—	31,351,369
Total Investments, at fair value	$24,693,000	$321,039,606	$—	$345,732,606
Other Financial Instruments+
Futures	380,030	—	—	380,030
Total Assets	$25,073,030	$321,039,606	$—	$346,112,636
Liabilities Table
Other Financial Instruments+
Futures	$(328,053)	$—	$—	$(328,053)
Total Liabilities	$(328,053)	$—	$—	$(328,053)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya Limited Maturity Bond Portfolio:

				Unrealized
	Number	Expiration	Notional	Appreciation/
Description	of Contracts	Date	Amount	(Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	595	09/30/24	$121,510,156	$380,030
			$121,510,156	$380,030
Short Contracts:
U.S. Treasury 5-Year Note	(374)	09/30/24	(39,860,219)	(283,917)
U.S. Treasury 10-Year Note	(21)	09/19/24	(2,309,672)	(20,551)
U.S. Treasury Long Bond	(7)	09/19/24	(828,188)	(9,695)
U.S. Treasury Ultra 10-Year Note	(10)	09/19/24	(1,135,312)	(11,105)
U.S. Treasury Ultra Long Bond	(2)	09/19/24	(250,687)	(2,785)
			$(44,384,078)	$(328,053)

See Accompanying Notes to Financial Statements

Voya Limited Maturity Bond Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$380,030
Total Asset Derivatives		$380,030

Liability Derivatives
Interest rate contracts	Variation margin payable on futures contracts*	$328,053
Total Liability Derivatives		$328,053

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

		Written
Derivatives not accounted for as hedging instruments	Futures	options	Total
Interest rate contracts	$(327,722)	$22,461	$(305,261)
Total	$(327,722)	$22,461	$(305,261)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,010,562)
Total	$(1,010,562)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $348,444,047.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$897,916
Gross Unrealized Depreciation	(3,557,380)
Net Unrealized Depreciation	$(2,659,464)

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Communication Services: 9.3%
575,280	Alphabet, Inc. - Class A	$104,787,252	2.3
478,596	Alphabet, Inc. - Class C	87,784,078	2.0
702,222	AT&T, Inc.	13,419,462	0.3
9,592 (1)	Charter Communications, Inc. - Class A	2,867,624	0.1
383,342	Comcast Corp. - Class A	15,011,673	0.3
23,833	Electronic Arts, Inc.	3,320,652	0.1
22,638	Fox Corp. - Class A	778,068	0.0
12,923	Fox Corp. - Class B	413,795	0.0
36,964	Interpublic Group of Cos., Inc.	1,075,283	0.0
13,899 (1)	Live Nation Entertainment, Inc.	1,302,892	0.0
26,019 (1)	Match Group, Inc.	790,457	0.0
214,623	Meta Platforms, Inc. - Class A	108,217,209	2.4
42,201 (1)	Netflix, Inc.	28,480,611	0.6
37,227	News Corp. - Class A	1,026,348	0.0
11,232	News Corp. - Class B	318,877	0.0
19,179	Omnicom Group, Inc.	1,720,356	0.1
48,416	Paramount Global - Class B	503,042	0.0
15,533 (1)	Take-Two Interactive Software, Inc.	2,415,226	0.1
50,498	T-Mobile US, Inc.	8,896,738	0.2
412,240	Verizon Communications, Inc.	17,000,778	0.4
178,543	Walt Disney Co.	17,727,535	0.4
217,384 (1)	Warner Bros Discovery, Inc.	1,617,337	0.0
		419,475,293	9.3

	Consumer Discretionary: 10.2%
43,239 (1)	Airbnb, Inc. - Class A	6,556,330	0.2
896,887 (1)	Amazon.com, Inc.	173,323,413	3.8
26,645 (1)	Aptiv PLC	1,876,341	0.1
1,694 (1)	AutoZone, Inc.	5,021,185	0.1
22,133	Bath & Body Works, Inc.	864,294	0.0
18,858	Best Buy Co., Inc.	1,589,541	0.0
3,323	Booking Holdings, Inc.	13,164,065	0.3
22,509	BorgWarner, Inc.	725,690	0.0
21,131 (1)	Caesars Entertainment, Inc.	839,746	0.0
15,470 (1)	CarMax, Inc.	1,134,570	0.0
98,695 (1)	Carnival Corp.	1,847,570	0.0
134,500 (1)	Chipotle Mexican Grill, Inc.	8,426,425	0.2
29,027	D.R. Horton, Inc.	4,090,775	0.1
11,698	Darden Restaurants, Inc.	1,770,141	0.0
2,514 (1)	Deckers Outdoor Corp.	2,433,426	0.1
21,502	Dollar General Corp.	2,843,209	0.1
20,276 (1)	Dollar Tree, Inc.	2,164,869	0.1
3,417	Domino’s Pizza, Inc.	1,764,300	0.0
49,556	eBay, Inc.	2,662,148	0.1
11,452 (1)	Etsy, Inc.	675,439	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
12,433 (1)	Expedia Group, Inc.	$1,566,434	0.0
384,057	Ford Motor Co.	4,816,075	0.1
15,049	Garmin Ltd.	2,451,783	0.1
111,742	General Motors Co.	5,191,533	0.1
13,642	Genuine Parts Co.	1,886,961	0.1
12,778	Hasbro, Inc.	747,513	0.0
24,489	Hilton Worldwide Holdings, Inc.	5,343,500	0.1
97,058	Home Depot, Inc.	33,411,246	0.7
35,753	Las Vegas Sands Corp.	1,582,070	0.0
23,981	Lennar Corp. - Class A	3,594,032	0.1
26,214	LKQ Corp.	1,090,240	0.0
56,039	Lowe’s Cos., Inc.	12,354,358	0.3
11,249 (1)	Lululemon Athletica, Inc.	3,360,076	0.1
23,497	Marriott International, Inc. - Class A	5,680,870	0.1
70,581	McDonald’s Corp.	17,986,862	0.4
24,577 (1)	MGM Resorts International	1,092,202	0.0
5,178 (1)	Mohawk Industries, Inc.	588,169	0.0
118,646	NIKE, Inc. - Class B	8,942,349	0.2
41,675 (1)	Norwegian Cruise Line Holdings Ltd.	783,073	0.0
307 (1)	NVR, Inc.	2,329,688	0.1
5,768 (1)	O’Reilly Automotive, Inc.	6,091,354	0.1
3,754	Pool Corp.	1,153,717	0.0
20,600	PulteGroup, Inc.	2,268,060	0.1
3,825	Ralph Lauren Corp.	669,605	0.0
32,839	Ross Stores, Inc.	4,772,163	0.1
23,188 (1)	Royal Caribbean Cruises Ltd.	3,696,863	0.1
110,911	Starbucks Corp.	8,634,421	0.2
22,469	Tapestry, Inc.	961,449	0.0
45,309	Target Corp.	6,707,544	0.2
271,735 (1)	Tesla, Inc.	53,770,922	1.2
110,914	TJX Cos., Inc.	12,211,631	0.3
10,591	Tractor Supply Co.	2,859,570	0.1
4,695 (1)	Ulta Beauty, Inc.	1,811,660	0.0
9,335	Wynn Resorts Ltd.	835,482	0.0
27,582	Yum! Brands, Inc.	3,653,512	0.1
		458,670,464	10.2

	Consumer Staples: 5.5%
168,218	Altria Group, Inc.	7,662,330	0.2
48,424	Archer-Daniels-Midland Co.	2,927,231	0.1
17,713	Brown-Forman Corp. - Class B	765,024	0.0
13,867	Bunge Global SA	1,480,580	0.0
19,273	Campbell Soup Co.	870,947	0.0
23,948	Church & Dwight Co., Inc.	2,482,929	0.1
12,157	Clorox Co.	1,659,066	0.0
379,716	Coca-Cola Co.	24,168,923	0.5
80,351	Colgate-Palmolive Co.	7,797,261	0.2
46,826	Conagra Brands, Inc.	1,330,795	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
15,758	Constellation Brands, Inc. - Class A	$4,054,218	0.1
43,435	Costco Wholesale Corp.	36,919,316	0.8
22,818	Estee Lauder Cos., Inc. - Class A	2,427,835	0.1
55,290	General Mills, Inc.	3,497,645	0.1
14,457	Hershey Co.	2,657,630	0.1
28,391	Hormel Foods Corp.	865,642	0.0
10,398	JM Smucker Co.	1,133,798	0.0
25,836	Kellogg Co.	1,490,221	0.0
187,567	Kenvue, Inc.	3,409,968	0.1
102,025	Keurig Dr Pepper, Inc.	3,407,635	0.1
33,001	Kimberly-Clark Corp.	4,560,738	0.1
77,301	Kraft Heinz Co.	2,490,638	0.1
65,558	Kroger Co.	3,273,311	0.1
14,143	Lamb Weston Holdings, Inc.	1,189,143	0.0
24,631	McCormick & Co., Inc.	1,747,323	0.0
17,808	Molson Coors Beverage Co. - Class B	905,181	0.0
131,368	Mondelez International, Inc. - Class A	8,596,722	0.2
69,486 (1)	Monster Beverage Corp.	3,470,826	0.1
134,640	PepsiCo, Inc.	22,206,175	0.5
152,248	Philip Morris International, Inc.	15,427,290	0.3
231,144	Procter & Gamble Co.	38,120,268	0.9
48,768	Sysco Corp.	3,481,548	0.1
28,050	Tyson Foods, Inc. - Class A	1,602,777	0.0
70,117	Walgreens Boots Alliance, Inc.	848,065	0.0
418,355	Walmart, Inc.	28,326,817	0.6
		247,255,816	5.5

	Energy: 3.6%
35,382	APA Corp.	1,041,646	0.0
98,047	Baker Hughes Co.	3,448,313	0.1
167,859	Chevron Corp.	26,256,505	0.6
114,540	ConocoPhillips	13,101,085	0.3
72,888	Coterra Energy, Inc.	1,943,923	0.0
61,896	Devon Energy Corp.	2,933,870	0.1
17,466	Diamondback Energy, Inc.	3,496,519	0.1
56,285	EOG Resources, Inc.	7,084,593	0.2
43,248	EQT Corp.	1,599,311	0.0
439,337	Exxon Mobil Corp.	50,576,476	1.1
86,703	Halliburton Co.	2,928,827	0.1
27,068	Hess Corp.	3,993,071	0.1
189,437	Kinder Morgan, Inc.	3,764,113	0.1
55,240	Marathon Oil Corp.	1,583,731	0.0
34,506	Marathon Petroleum Corp.	5,986,101	0.1
65,126	Occidental Petroleum Corp.	4,104,892	0.1
57,160	ONEOK, Inc.	4,661,398	0.1
41,520	Phillips 66	5,861,378	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
139,985	Schlumberger NV	$6,604,492	0.1
21,714	Targa Resources Corp.	2,796,329	0.1
32,025	Valero Energy Corp.	5,020,239	0.1
119,361	Williams Cos., Inc.	5,072,843	0.1
		163,859,655	3.6

	Financials: 10.5%
50,641	Aflac, Inc.	4,522,748	0.1
25,847	Allstate Corp.	4,126,732	0.1
55,652	American Express Co.	12,886,221	0.3
64,997	American International Group, Inc.	4,825,377	0.1
9,728	Ameriprise Financial, Inc.	4,155,704	0.1
21,294	Aon PLC - Class A	6,251,492	0.1
36,625 (1)	Arch Capital Group Ltd.	3,695,096	0.1
21,399	Arthur J Gallagher & Co.	5,548,975	0.1
5,088	Assurant, Inc.	845,880	0.0
666,334	Bank of America Corp.	26,500,103	0.6
73,239	Bank of New York Mellon Corp.	4,386,284	0.1
177,301 (1)	Berkshire Hathaway, Inc. - Class B	72,126,047	1.6
13,680	BlackRock, Inc.	10,770,538	0.2
69,990	Blackstone, Inc.	8,664,762	0.2
23,140	Brown & Brown, Inc.	2,068,947	0.1
37,422	Capital One Financial Corp.	5,181,076	0.1
10,340	Cboe Global Markets, Inc.	1,758,420	0.0
146,211	Charles Schwab Corp.	10,774,289	0.2
39,768	Chubb Ltd.	10,144,021	0.2
15,380	Cincinnati Financial Corp.	1,816,378	0.0
186,808	Citigroup, Inc.	11,854,836	0.3
44,563	Citizens Financial Group, Inc.	1,605,605	0.0
35,265	CME Group, Inc.	6,933,099	0.2
6,882 (1)	Corpay, Inc.	1,833,434	0.0
24,496	Discover Financial Services	3,204,322	0.1
4,251	Everest Re Group Ltd.	1,619,716	0.0
3,731	FactSet Research Systems, Inc.	1,523,255	0.0
54,477	Fidelity National Information Services, Inc.	4,105,387	0.1
66,993	Fifth Third Bancorp	2,444,575	0.1
57,303 (1)	Fiserv, Inc.	8,540,439	0.2
29,402	Franklin Resources, Inc.	657,135	0.0
24,998	Global Payments, Inc.	2,417,307	0.1
8,223	Globe Life, Inc.	676,588	0.0
31,581	Goldman Sachs Group, Inc.	14,284,718	0.3
28,965	Hartford Financial Services Group, Inc.	2,912,141	0.1

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
141,878	Huntington Bancshares, Inc.	$1,869,952	0.0
56,175	Intercontinental Exchange, Inc.	7,689,796	0.2
44,033	Invesco Ltd.	658,734	0.0
281,241	JPMorgan Chase & Co.	56,883,805	1.3
92,341	KeyCorp	1,312,166	0.0
65,182	KKR & Co., Inc.	6,859,754	0.2
17,849	Loews Corp.	1,334,034	0.0
16,341	M&T Bank Corp.	2,473,374	0.1
3,713	MarketAxess Holdings, Inc.	744,568	0.0
48,256	Marsh & McLennan Cos., Inc.	10,168,504	0.2
58,502	MetLife, Inc.	4,106,255	0.1
15,380	Moody’s Corp.	6,473,903	0.1
122,555	Morgan Stanley	11,911,120	0.3
7,748	MSCI, Inc.	3,732,599	0.1
37,225	Nasdaq, Inc.	2,243,178	0.1
20,094	Northern Trust Corp.	1,687,494	0.0
38,991	PNC Financial Services Group, Inc.	6,062,321	0.1
21,118	Principal Financial Group, Inc.	1,656,707	0.0
57,336	Progressive Corp.	11,909,260	0.3
35,159	Prudential Financial, Inc.	4,120,283	0.1
18,270	Raymond James Financial, Inc.	2,258,355	0.1
89,693	Regions Financial Corp.	1,797,448	0.0
31,350	S&P Global, Inc.	13,982,100	0.3
29,579	State Street Corp.	2,188,846	0.1
39,326	Synchrony Financial	1,855,794	0.0
21,933	T. Rowe Price Group, Inc.	2,529,094	0.1
22,427	Travelers Cos., Inc.	4,560,306	0.1
131,049	Truist Financial Corp.	5,091,254	0.1
152,826	US Bancorp	6,067,192	0.1
19,854	W.R. Berkley Corp.	1,560,127	0.0
341,438	Wells Fargo & Co.	20,278,003	0.5
10,045	Willis Towers Watson PLC	2,633,196	0.1
		474,361,169	10.5

	Health Care: 11.6%
170,374	Abbott Laboratories	17,703,562	0.4
172,953	AbbVie, Inc.	29,664,899	0.7
28,706	Agilent Technologies, Inc.	3,721,159	0.1
6,857 (1)	Align Technology, Inc.	1,655,486	0.0
16,219	AmerisourceBergen Corp.	3,654,141	0.1
52,537	Amgen, Inc.	16,415,186	0.4
49,747	Baxter International, Inc.	1,664,037	0.0
28,301	Becton Dickinson and Co.	6,614,227	0.1
14,259 (1)	Biogen, Inc.	3,305,521	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,998 (1)	Bio-Rad Laboratories, Inc. - Class A	$545,674	0.0
15,399	Bio-Techne Corp.	1,103,338	0.0
143,984 (1)	Boston Scientific Corp.	11,088,208	0.2
198,527	Bristol-Myers Squibb Co.	8,244,826	0.2
23,827	Cardinal Health, Inc.	2,342,671	0.1
17,705 (1)	Catalent, Inc.	995,552	0.0
52,358 (1)	Centene Corp.	3,471,335	0.1
5,025 (1)	Charles River Laboratories International, Inc.	1,038,064	0.0
27,821	Cigna Group	9,196,788	0.2
19,469	Cooper Cos., Inc.	1,699,644	0.0
122,947	CVS Health Corp.	7,261,250	0.2
64,561	Danaher Corp.	16,130,566	0.4
5,068 (1)	DaVita, Inc.	702,273	0.0
38,948 (1)	Dexcom, Inc.	4,415,924	0.1
59,017 (1)	Edwards Lifesciences Corp.	5,451,400	0.1
22,762	Elevance Health, Inc.	12,333,817	0.3
78,187	Eli Lilly & Co.	70,788,946	1.6
41,575	GE HealthCare Technologies, Inc.	3,239,524	0.1
122,059	Gilead Sciences, Inc.	8,374,468	0.2
18,982	HCA Healthcare, Inc.	6,098,537	0.1
12,541 (1)	Henry Schein, Inc.	803,878	0.0
22,994 (1)	Hologic, Inc.	1,707,304	0.0
11,801	Humana, Inc.	4,409,444	0.1
8,088 (1)	IDEXX Laboratories, Inc.	3,940,474	0.1
15,571 (1)	Incyte Corp.	943,914	0.0
6,840 (1)	Insulet Corp.	1,380,312	0.0
34,739 (1)	Intuitive Surgical, Inc.	15,453,644	0.3
17,878 (1)	IQVIA Holdings, Inc.	3,780,124	0.1
235,702	Johnson & Johnson	34,450,204	0.8
8,255 (1)	Labcorp Holdings, Inc.	1,679,975	0.0
12,730	McKesson Corp.	7,434,829	0.2
130,042	Medtronic PLC	10,235,606	0.2
248,054	Merck & Co., Inc.	30,709,085	0.7
2,092 (1)	Mettler-Toledo International, Inc.	2,923,758	0.1
32,654 (1)	Moderna, Inc.	3,877,662	0.1
5,739 (1)	Molina Healthcare, Inc.	1,706,205	0.0
554,967	Pfizer, Inc.	15,527,977	0.3
10,874	Quest Diagnostics, Inc.	1,488,433	0.0
10,388 (1)	Regeneron Pharmaceuticals, Inc.	10,918,100	0.2
14,409	ResMed, Inc.	2,758,171	0.1
12,089	Revvity, Inc.	1,267,653	0.0
13,532 (1)	Solventum Corp.	715,572	0.0
9,680	STERIS PLC	2,125,147	0.0
33,205	Stryker Corp.	11,298,001	0.3
4,603	Teleflex, Inc.	968,149	0.0
37,384	Thermo Fisher Scientific, Inc.	20,673,352	0.5
90,139	UnitedHealth Group, Inc.	45,904,187	1.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
5,845	Universal Health Services, Inc. - Class B	$1,080,916	0.0
25,273 (1)	Vertex Pharmaceuticals, Inc.	11,845,961	0.3
117,520	Viatris, Inc.	1,249,238	0.0
5,792 (1)	Waters Corp.	1,680,375	0.0
7,134	West Pharmaceutical Services, Inc.	2,349,868	0.1
20,148	Zimmer Biomet Holdings, Inc.	2,186,662	0.1
44,688	Zoetis, Inc.	7,747,112	0.2
		526,142,315	11.6

	Industrials: 8.0%
54,143	3M Co.	5,532,873	0.1
11,829	A.O. Smith Corp.	967,376	0.0
8,600	Allegion PLC	1,016,090	0.0
64,093 (1)	American Airlines Group, Inc.	726,174	0.0
22,669	AMETEK, Inc.	3,779,149	0.1
40,085	Automatic Data Processing, Inc.	9,567,889	0.2
6,948 (1)	Axon Enterprise, Inc.	2,044,380	0.1
56,514 (1)	Boeing Co.	10,286,113	0.2
11,954 (1)	Builders FirstSource, Inc.	1,654,553	0.0
82,065	Carrier Global Corp.	5,176,660	0.1
47,896	Caterpillar, Inc.	15,954,158	0.4
15,464 (1)	Ceridian HCM Holding, Inc.	767,014	0.0
11,427	CH Robinson Worldwide, Inc.	1,006,947	0.0
8,441	Cintas Corp.	5,910,895	0.1
85,599 (1)	Copart, Inc.	4,636,042	0.1
40,003 (1)	CoStar Group, Inc.	2,965,822	0.1
191,459	CSX Corp.	6,404,304	0.1
13,396	Cummins, Inc.	3,709,754	0.1
25,353	Deere & Co.	9,472,641	0.2
63,200	Delta Air Lines, Inc.	2,998,208	0.1
13,459	Dover Corp.	2,428,677	0.1
39,155	Eaton Corp. PLC	12,277,050	0.3
56,004	Emerson Electric Co.	6,169,401	0.1
12,079	Equifax, Inc.	2,928,674	0.1
13,834	Expeditors International of Washington, Inc.	1,726,345	0.0
56,056	Fastenal Co.	3,522,559	0.1
22,172	FedEx Corp.	6,648,052	0.2
34,477	Fortive Corp.	2,554,746	0.1
26,843 (1)	GE Vernova, Inc.	4,603,843	0.1
5,936 (1)	Generac Holdings, Inc.	784,858	0.0
22,266	General Dynamics Corp.	6,460,257	0.2
107,202	General Electric Co.	17,041,902	0.4
63,775	Honeywell International, Inc.	13,618,513	0.3
37,977	Howmet Aerospace, Inc.	2,948,154	0.1
5,253	Hubbell, Inc.	1,919,866	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,878	Huntington Ingalls Industries, Inc.	$955,268	0.0
7,408	IDEX Corp.	1,490,490	0.0
26,636	Illinois Tool Works, Inc.	6,311,667	0.1
39,511	Ingersoll Rand, Inc.	3,589,179	0.1
12,309	Jacobs Solutions, Inc.	1,719,690	0.0
7,988	JB Hunt Transport Services, Inc.	1,278,080	0.0
65,978	Johnson Controls International PLC	4,385,558	0.1
18,567	L3Harris Technologies, Inc.	4,169,777	0.1
13,242	Leidos Holdings, Inc.	1,931,743	0.1
20,914	Lockheed Martin Corp.	9,768,929	0.2
21,528	Masco Corp.	1,435,272	0.0
5,315	Nordson Corp.	1,232,761	0.0
22,128	Norfolk Southern Corp.	4,750,660	0.1
13,624	Northrop Grumman Corp.	5,939,383	0.1
17,450	Old Dominion Freight Line, Inc.	3,081,670	0.1
39,598	Otis Worldwide Corp.	3,811,703	0.1
51,333	PACCAR, Inc.	5,284,219	0.1
12,579	Parker-Hannifin Corp.	6,362,584	0.1
16,193	Pentair PLC	1,241,517	0.0
14,337	Quanta Services, Inc.	3,642,888	0.1
130,207	Raytheon Technologies Corp.	13,071,481	0.3
20,034	Republic Services, Inc.	3,893,408	0.1
11,165	Rockwell Automation, Inc.	3,073,501	0.1
27,502	Rollins, Inc.	1,341,823	0.0
5,170	Snap-on, Inc.	1,351,386	0.0
58,450	Southwest Airlines Co.	1,672,254	0.0
15,018	Stanley Black & Decker, Inc.	1,199,788	0.0
18,676	Textron, Inc.	1,603,521	0.0
22,168	Trane Technologies PLC	7,291,720	0.2
5,480	TransDigm Group, Inc.	7,001,303	0.2
204,641 (1)	Uber Technologies, Inc.	14,873,308	0.3
59,734	Union Pacific Corp.	13,515,415	0.3
32,133 (1)	United Airlines Holdings, Inc.	1,563,592	0.0
71,435	United Parcel Service, Inc. - Class B	9,775,880	0.2
6,522	United Rentals, Inc.	4,217,973	0.1
21,482	Veralto Corp.	2,050,887	0.1
13,973	Verisk Analytics, Inc.	3,766,422	0.1
35,745	Waste Management, Inc.	7,625,838	0.2
17,275	Westinghouse Air Brake Technologies Corp.	2,730,314	0.1
4,283	WW Grainger, Inc.	3,864,294	0.1
23,744	Xylem, Inc.	3,220,399	0.1
		361,297,484	8.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 34.2%
61,576	Accenture PLC - Class A	$18,682,774	0.4
43,876 (1)	Adobe, Inc.	24,374,873	0.5
158,283 (1)	Advanced Micro Devices, Inc.	25,675,085	0.6
14,917 (1)	Akamai Technologies, Inc.	1,343,723	0.0
117,642	Amphenol Corp. - Class A	7,925,542	0.2
48,573	Analog Devices, Inc.	11,087,273	0.2
8,550 (1)	ANSYS, Inc.	2,748,825	0.1
1,411,662	Apple, Inc.	297,324,250	6.6
81,375	Applied Materials, Inc.	19,203,686	0.4
24,859 (1)	Arista Networks, Inc.	8,712,582	0.2
20,955 (1)	Autodesk, Inc.	5,185,315	0.1
42,663	Broadcom, Inc.	68,496,726	1.5
11,574	Broadridge Financial Solutions, Inc.	2,280,078	0.1
26,651 (1)	Cadence Design Systems, Inc.	8,201,845	0.2
13,162	CDW Corp.	2,946,182	0.1
396,564	Cisco Systems, Inc.	18,840,756	0.4
48,784	Cognizant Technology Solutions Corp. - Class A	3,317,312	0.1
75,505	Corning, Inc.	2,933,369	0.1
22,591 (1)	Crowdstrike Holdings, Inc. - Class A	8,656,645	0.2
13,299 (1)	Enphase Energy, Inc.	1,326,043	0.0
5,652 (1)	EPAM Systems, Inc.	1,063,198	0.0
5,761 (1)	F5, Inc.	992,217	0.0
2,420 (1)	Fair Isaac Corp.	3,602,557	0.1
10,466 (1)	First Solar, Inc.	2,359,664	0.1
62,099 (1)	Fortinet, Inc.	3,742,707	0.1
7,603 (1)	Gartner, Inc.	3,414,203	0.1
53,964	Gen Digital, Inc.	1,348,021	0.0
13,803 (1)	GoDaddy, Inc. - Class A	1,928,417	0.0
127,349	Hewlett Packard Enterprise Co.	2,695,978	0.1
84,524	HP, Inc.	2,960,031	0.1
416,916	Intel Corp.	12,911,889	0.3
89,965	International Business Machines Corp.	15,559,447	0.3
27,423	Intuit, Inc.	18,022,670	0.4
11,811	Jabil, Inc.	1,284,919	0.0
7,138	Jack Henry & Associates, Inc.	1,185,051	0.0
31,828	Juniper Networks, Inc.	1,160,449	0.0
17,111 (1)	Keysight Technologies, Inc.	2,339,929	0.1
13,186	KLA Corp.	10,871,989	0.2
12,804	Lam Research Corp.	13,634,339	0.3
80,406	Mastercard, Inc. - Class A	35,471,911	0.8
52,937	Microchip Technology, Inc.	4,843,736	0.1
108,452	Micron Technology, Inc.	14,264,692	0.3
727,890	Microsoft Corp.	325,330,436	7.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,767	Monolithic Power Systems, Inc.	$3,916,949	0.1
16,335	Motorola Solutions, Inc.	6,306,127	0.1
20,183	NetApp, Inc.	2,599,570	0.1
2,409,078	NVIDIA Corp.	297,617,496	6.6
25,041	NXP Semiconductors NV	6,738,283	0.2
42,135 (1)	ON Semiconductor Corp.	2,888,354	0.1
156,186	Oracle Corp.	22,053,463	0.5
31,643 (1)	Palo Alto Networks, Inc.	10,727,293	0.2
31,371	Paychex, Inc.	3,719,346	0.1
4,707	Paycom Software, Inc.	673,289	0.0
102,446 (1)	PayPal Holdings, Inc.	5,944,941	0.1
11,711 (1)	PTC, Inc.	2,127,537	0.1
9,458 (1)	Qorvo, Inc.	1,097,506	0.0
109,493	Qualcomm, Inc.	21,808,816	0.5
10,484	Roper Technologies, Inc.	5,909,411	0.1
95,121	Salesforce, Inc.	24,455,609	0.5
19,087	Seagate Technology Holdings PLC	1,971,115	0.0
20,082 (1)	ServiceNow, Inc.	15,797,907	0.4
15,696	Skyworks Solutions, Inc.	1,672,880	0.0
4,933 (1)	Super Micro Computer, Inc.	4,041,854	0.1
14,941 (1)	Synopsys, Inc.	8,890,791	0.2
29,991	TE Connectivity Ltd.	4,511,546	0.1
4,644 (1)	Teledyne Technologies, Inc.	1,801,779	0.0
15,289	Teradyne, Inc.	2,267,206	0.1
89,170	Texas Instruments, Inc.	17,346,240	0.4
23,917 (1)	Trimble, Inc.	1,337,439	0.0
4,158 (1)	Tyler Technologies, Inc.	2,090,559	0.0
8,486 (1)	VeriSign, Inc.	1,508,811	0.0
154,167	Visa, Inc. - Class A	40,464,213	0.9
31,979 (1)	Western Digital Corp.	2,423,049	0.1
5,031 (1)	Zebra Technologies Corp. - Class A	1,554,227	0.0
		1,546,514,940	34.2

	Materials: 2.1%
21,777	Air Products and Chemicals, Inc.	5,619,555	0.1
11,496 (2)	Albemarle Corp.	1,098,098	0.0
141,587	Amcor PLC	1,384,721	0.0
7,889	Avery Dennison Corp.	1,724,930	0.0
30,397	Ball Corp.	1,824,428	0.0
9,810	Celanese Corp.	1,323,271	0.0
17,901	CF Industries Holdings, Inc.	1,326,822	0.0
68,259	Corteva, Inc.	3,681,890	0.1
68,797	Dow, Inc.	3,649,681	0.1
40,948	DuPont de Nemours, Inc.	3,295,905	0.1
11,491	Eastman Chemical Co.	1,125,773	0.0

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
24,891	Ecolab, Inc.	$5,924,058	0.1
12,221	FMC Corp.	703,319	0.0
140,685	Freeport-McMoRan, Inc.	6,837,291	0.2
25,007	International Flavors & Fragrances, Inc.	2,380,917	0.1
33,896 (2)	International Paper Co.	1,462,612	0.0
47,080	Linde PLC US	20,659,175	0.5
25,193	LyondellBasell Industries NV - Class A	2,409,962	0.1
6,055	Martin Marietta Materials, Inc.	3,280,599	0.1
31,476	Mosaic Co.	909,656	0.0
112,899	Newmont Corp.	4,727,081	0.1
23,481	Nucor Corp.	3,711,877	0.1
8,714	Packaging Corp. of America	1,590,828	0.0
23,099	PPG Industries, Inc.	2,907,933	0.1
22,845	Sherwin-Williams Co.	6,817,633	0.2
14,466	Steel Dynamics, Inc.	1,873,347	0.0
12,952	Vulcan Materials Co.	3,220,903	0.1
25,173	Westrock Co.	1,265,195	0.0
		96,737,460	2.1

	Real Estate: 2.1%
15,426	Alexandria Real Estate Equities, Inc.	1,804,379	0.0
45,734	American Tower Corp.	8,889,775	0.2
13,896	AvalonBay Communities, Inc.	2,874,943	0.1
14,144	Boston Properties, Inc.	870,705	0.0
10,459	Camden Property Trust	1,141,181	0.0
29,538 (1)	CBRE Group, Inc. - Class A	2,632,131	0.1
42,484	Crown Castle, Inc.	4,150,687	0.1
31,781	Digital Realty Trust, Inc.	4,832,301	0.1
9,295	Equinix, Inc.	7,032,597	0.2
33,812	Equity Residential	2,344,524	0.1
6,289	Essex Property Trust, Inc.	1,711,866	0.0
20,697	Extra Space Storage, Inc.	3,216,521	0.1
7,312	Federal Realty Investment Trust	738,293	0.0
69,348	Healthpeak Properties, Inc.	1,359,221	0.0
69,105	Host Hotels & Resorts, Inc.	1,242,508	0.0
56,351	Invitation Homes, Inc.	2,022,437	0.0
28,708	Iron Mountain, Inc.	2,572,811	0.1
65,256	Kimco Realty Corp.	1,269,882	0.0
11,434	Mid-America Apartment Communities, Inc.	1,630,603	0.0
90,674	Prologis, Inc.	10,183,597	0.2
15,502	Public Storage	4,459,150	0.1
85,281	Realty Income Corp.	4,504,542	0.1
16,093	Regency Centers Corp.	1,000,984	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
10,569	SBA Communications Corp.	$2,074,695	0.1
31,927	Simon Property Group, Inc.	4,846,519	0.1
29,644	UDR, Inc.	1,219,851	0.0
39,642	Ventas, Inc.	2,032,049	0.1
102,166	VICI Properties, Inc.	2,926,034	0.1
58,558	Welltower, Inc.	6,104,671	0.1
71,487	Weyerhaeuser Co.	2,029,516	0.1
		93,718,973	2.1

	Utilities: 2.2%
69,600	AES Corp.	1,222,872	0.0
24,997	Alliant Energy Corp.	1,272,347	0.0
26,117	Ameren Corp.	1,857,180	0.0
51,625	American Electric Power Co., Inc.	4,529,578	0.1
19,073	American Water Works Co., Inc.	2,463,469	0.1
14,776	Atmos Energy Corp.	1,723,620	0.0
62,652	CenterPoint Energy, Inc.	1,940,959	0.0
29,247	CMS Energy Corp.	1,741,074	0.0
33,818	Consolidated Edison, Inc.	3,024,006	0.1
30,873	Constellation Energy Corp.	6,182,936	0.1
81,973	Dominion Energy, Inc.	4,016,677	0.1
20,224	DTE Energy Co.	2,245,066	0.1
75,528	Duke Energy Corp.	7,570,171	0.2
37,681	Edison International	2,705,873	0.1
20,913	Entergy Corp.	2,237,691	0.1
22,504	Evergy, Inc.	1,192,037	0.0
34,499	Eversource Energy	1,956,438	0.0
97,939	Exelon Corp.	3,389,669	0.1
50,590	FirstEnergy Corp.	1,936,079	0.0
201,214	NextEra Energy, Inc.	14,247,963	0.3
43,905	NiSource, Inc.	1,264,903	0.0
20,417	NRG Energy, Inc.	1,589,668	0.0
209,000	PG&E Corp.	3,649,140	0.1
11,109	Pinnacle West Capital Corp.	848,505	0.0
72,209	PPL Corp.	1,996,579	0.0
48,815	Public Service Enterprise Group, Inc.	3,597,665	0.1
61,979	Sempra Energy	4,714,123	0.1
107,086	Southern Co.	8,306,661	0.2
31,987	Vistra Corp.	2,750,242	0.1
30,900	WEC Energy Group, Inc.	2,424,414	0.1
54,417	Xcel Energy, Inc.	2,906,412	0.1
		101,504,017	2.2

	Total Common Stock (Cost $2,645,891,460)	4,489,537,586	99.3

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.0%
585,261 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $585,522, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $596,966, due 08/08/24-04/20/74)	$585,261	0.0
1,000,000 (3)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $1,000,439, collateralized by various U.S. Government Securities, 0.750%- 4.375%, Market Value plus accrued interest $1,020,003, due 07/01/24-09/09/49)	1,000,000	0.0
	Total Repurchase Agreements (Cost $1,585,261)	1,585,261	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
28,970,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $28,970,000)	$28,970,000	0.7

	Total Short-Term Investments (Cost $30,555,261)	$30,555,261	0.7

	Total Investments in Securities (Cost $2,676,446,721)	$4,520,092,847	100.0

	Assets in Excess of Other Liabilities	296,292	0.0
	Net Assets	$4,520,389,139	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$4,489,537,586	$—	$—	$4,489,537,586
Short-Term Investments	28,970,000	1,585,261	—	30,555,261
Total Investments, at fair value	$4,518,507,586	$1,585,261	$—	$4,520,092,847
Other Financial Instruments+
Futures	22,475	—	—	22,475
Total Assets	$4,518,530,061	$1,585,261	$—	$4,520,115,322

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

See Accompanying Notes to Financial Statements

Voya U.S. Stock Index Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya U.S. Stock Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
S&P 500 E-Mini	118	09/20/24	$32,576,850	$22,475
			$32,576,850	$22,475

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$22,475
Total Asset Derivatives		$22,475

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$11,272,553
Total	$11,272,553

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,651,975)
Total	$(2,651,975)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,689,597,619.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,966,101,344
Gross Unrealized Depreciation	(135,583,641)
Net Unrealized Appreciation	$1,830,517,703

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.3%
	Consumer Discretionary: 1.1%
4,696	Hilton Worldwide Holdings, Inc.	$1,024,667	0.6
3,457	Marriott International, Inc. - Class A	835,799	0.5
		1,860,466	1.1

	Diversified REITs: 0.8%
86,026	Broadstone Net Lease, Inc.	1,365,233	0.8

	Health Care REITs: 8.1%
208,202	Healthpeak Properties, Inc.	4,080,759	2.4
28,623	Ventas, Inc.	1,467,215	0.9
78,380	Welltower, Inc.	8,171,115	4.8
		13,719,089	8.1

	Hotel & Resort REITs: 4.2%
220,967	Host Hotels & Resorts, Inc.	3,972,987	2.3
90,400	Park Hotels & Resorts, Inc.	1,354,192	0.8
180,374	Sunstone Hotel Investors, Inc.	1,886,712	1.1
		7,213,891	4.2

	Industrial REITs: 10.1%
89,151	Prologis, Inc.	10,012,549	5.9
160,006	Rexford Industrial Realty, Inc.	7,134,667	4.2
		17,147,216	10.1

	Multi-Family Residential REITs: 11.2%
39,355	AvalonBay Communities, Inc.	8,142,156	4.8
25,327	Camden Property Trust	2,763,429	1.6
196,348	Invitation Homes, Inc.	7,046,930	4.1
76,550	Veris Residential, Inc.	1,148,250	0.7
		19,100,765	11.2

	Office REITs: 3.0%
34,047	Alexandria Real Estate Equities, Inc.	3,982,478	2.3
44,082	Highwoods Properties, Inc.	1,158,034	0.7
		5,140,512	3.0

	Other Specialized REITs: 1.7%
119,454	Four Corners Property Trust, Inc.	2,946,930	1.7

	Real Estate: 12.2%
5,656	American Tower Corp.	1,099,413	0.7
143,782	Americold Realty Trust, Inc.	3,672,192	2.2
5,609	Digital Realty Trust, Inc.	852,848	0.5
74,733	Elme Communities	1,190,497	0.7
28,953	Extra Space Storage, Inc.	4,499,586	2.6

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
28,922	Federal Realty Investment Trust	$2,920,254	1.7
82,809 (1)	Independence Realty Trust, Inc.	1,551,841	0.9
55,072	Kite Realty Group Trust	1,232,511	0.7
112,717 (1)	NetSTREIT Corp.	1,814,744	1.1
53,299	STAG Industrial, Inc.	1,921,962	1.1
		20,755,848	12.2

	Residential REITs: 3.7%
51,772	Sun Communities, Inc.	6,230,243	3.7

	Retail REITs: 21.1%
57,409	Agree Realty Corp.	3,555,914	2.1
235,049	Brixmor Property Group, Inc.	5,427,281	3.2
81,192	Macerich Co.	1,253,605	0.7
243,300	Realty Income Corp.	12,851,106	7.6
42,381	Regency Centers Corp.	2,636,098	1.6
156,377	Retail Opportunity Investments Corp.	1,943,766	1.1
53,519	Simon Property Group, Inc.	8,124,184	4.8
		35,791,954	21.1

	Self-Storage REITs: 7.4%
92,251	CubeSmart	4,166,978	2.5
28,933	Public Storage	8,322,577	4.9
		12,489,555	7.4

	Specialized REITs: 14.7%
20,749	Equinix, Inc.	15,698,693	9.2
5,556	SBA Communications Corp.	1,090,643	0.6
287,517	VICI Properties, Inc.	8,234,487	4.9
		25,023,823	14.7

	Total Common Stock (Cost $168,841,958)	168,785,525	99.3

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 1.2%
148,758 (2)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $148,824, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $151,733, due 08/08/24-04/20/74)	$148,758	0.0
1,000,000 (2)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $1,000,447, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,020,000, due 01/15/25-11/01/53)	1,000,000	0.6
1,000,000 (2)	National Bank Financial, Inc., Repurchase Agreement dated 06/28/2024, 5.340%, due 07/01/2024 (Repurchase Amount $1,000,439, collateralized by various U.S. Government Securities, 0.750%- 4.375%, Market Value plus accrued interest $1,020,003, due 07/01/24-09/09/49)	1,000,000	0.6
	Total Repurchase Agreements (Cost $2,148,758)	2,148,758	1.2

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
306,524 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $306,524)	$306,524	0.2
	Total Short-Term Investments (Cost $2,455,282)	$2,455,282	1.4
	Total Investments in Securities (Cost $171,297,240)	$171,240,807	100.7
	Liabilities in Excess of Other Assets	(1,156,271)	(0.7)
	Net Assets	$170,084,536	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(3)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® CBRE Real Estate Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$168,785,525	$—	$—	$168,785,525
Short-Term Investments	306,524	2,148,758	—	2,455,282
Total Investments, at fair value	$169,092,049	$2,148,758	$—	$171,240,807

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $174,256,601.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$8,024,272
Gross Unrealized Depreciation	(11,040,089)
Net Unrealized Depreciation	$(3,015,817)

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.4%
	Communication Services: 1.1%
21,220 (1)	Cargurus, Inc.	$555,964	0.1
11,078 (1)	Gogo, Inc.	106,570	0.0
26,725	Gray Television, Inc.	138,970	0.0
5,249 (1)	Integral Ad Science Holding Corp.	51,020	0.0
3,570	Iridium Communications, Inc.	95,033	0.0
6,260	John Wiley & Sons, Inc. - Class A	254,782	0.1
78,472 (1)	Liberty Latin America Ltd. - Class C	754,901	0.2
24,126 (1)	Lions Gate Entertainment Corp. - Class A	227,267	0.1
34,747 (1)	Magnite, Inc.	461,788	0.1
31,685 (1)	Ooma, Inc.	314,632	0.1
14,320 (1)	QuinStreet, Inc.	237,569	0.1
7,005	Shutterstock, Inc.	271,094	0.1
3,622	Telephone and Data Systems, Inc.	75,084	0.0
14,914 (1)	Thryv Holdings, Inc.	265,768	0.1
27,407 (1)(2)	Vivid Seats, Inc. - Class A	157,590	0.0
16,475 (1)	Yelp, Inc.	608,751	0.1
		4,576,783	1.1

	Consumer Discretionary: 9.6%
6,591 (1)	Abercrombie & Fitch Co. - Class A	1,172,143	0.3
6,555	Academy Sports & Outdoors, Inc.	349,054	0.1
23,004 (1)	Accel Entertainment, Inc.	236,021	0.1
38,517	Acushnet Holdings Corp.	2,445,059	0.6
8,828 (1)	Adtalem Global Education, Inc.	602,158	0.1
3,084 (1)	Asbury Automotive Group, Inc.	702,751	0.2
4,077 (1)	Boot Barn Holdings, Inc.	525,648	0.1
5,861	Boyd Gaming Corp.	322,941	0.1
23,491 (1)	Bright Horizons Family Solutions, Inc.	2,585,889	0.6
28,107	Brunswick Corp.	2,045,346	0.5
7,304	Buckle, Inc.	269,810	0.1
3,128	Caleres, Inc.	105,101	0.0
5,471 (1)	Cava Group, Inc.	507,435	0.1
838 (1)	Cavco Industries, Inc.	290,090	0.1
3,561	Century Communities, Inc.	290,791	0.1
5,010 (1)	Crocs, Inc.	731,159	0.2
7,918 (1)	Dave & Buster’s Entertainment, Inc.	315,216	0.1
2,685 (1)	Duolingo, Inc.	560,279	0.1
9,966 (1)	El Pollo Loco Holdings, Inc.	112,715	0.0
27,373 (1)	Everi Holdings, Inc.	229,933	0.1
22,120 (1)(2)	EVgo, Inc.	54,194	0.0
9,457 (1)	Five Below, Inc.	1,030,529	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
52,493 (1)	Goodyear Tire & Rubber Co.	$595,796	0.1
5,585 (1)	Green Brick Partners, Inc.	319,685	0.1
2,120	Group 1 Automotive, Inc.	630,234	0.1
2,411	Haverty Furniture Cos., Inc.	60,974	0.0
24,865 (1)	Hilton Grand Vacations, Inc.	1,005,292	0.2
2,707	Installed Building Products, Inc.	556,776	0.1
2,913 (1)	JAKKS Pacific, Inc.	52,172	0.0
7,053	KB Home	494,980	0.1
1,773 (1)	Kura Sushi USA, Inc. - Class A	111,859	0.0
3,534 (1)	Lands’ End, Inc.	48,027	0.0
17,085 (1)	Landsea Homes Corp.	157,011	0.0
22,267	Laureate Education, Inc.	332,669	0.1
16,707	LCI Industries	1,727,170	0.4
3,247 (1)	Light & Wonder, Inc.	340,545	0.1
2,677 (1)	M/I Homes, Inc.	326,969	0.1
3,990	Meritage Homes Corp.	645,782	0.2
13,905 (1)	Modine Manufacturing Co.	1,393,142	0.3
23,236	Monarch Casino & Resort, Inc.	1,583,069	0.4
34,804 (1)	OneSpaWorld Holdings Ltd.	534,937	0.1
9,125 (1)	Overstock.com, Inc.	119,355	0.0
3,065	Patrick Industries, Inc.	332,706	0.1
15,549	Perdoceo Education Corp.	333,060	0.1
13,354 (1)	Petco Health & Wellness Co., Inc.	50,478	0.0
19,578	Phinia, Inc.	770,590	0.2
34,803 (1)	Planet Fitness, Inc. - Class A	2,561,153	0.6
107,296 (1)(2)	Savers Value Village, Inc.	1,313,303	0.3
3,800 (1)	SeaWorld Entertainment, Inc.	206,378	0.0
5,678 (1)	Shake Shack, Inc. - Class A	511,020	0.1
6,982	Signet Jewelers Ltd.	625,448	0.1
31,579 (1)	Solo Brands, Inc. - Class A	72,000	0.0
44,762 (1)	Sonos, Inc.	660,687	0.2
11,648	Steven Madden Ltd.	492,710	0.1
7,217 (1)	Stride, Inc.	508,799	0.1
15,481 (1)	Sweetgreen, Inc. - Class A	466,597	0.1
13,669 (1)	Taylor Morrison Home Corp.	757,809	0.2
13,952 (1)	Tri Pointe Homes, Inc.	519,712	0.1
12,500 (1)	Urban Outfitters, Inc.	513,125	0.1
8,884	Vail Resorts, Inc.	1,600,275	0.4
124,909	Wendy’s Co.	2,118,457	0.5

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
944	Wingstop, Inc.	$398,991	0.1
		41,334,004	9.6

	Consumer Staples: 5.2%
7,179	Andersons, Inc.	356,078	0.1
5,625 (1)	BellRing Brands, Inc.	321,412	0.1
28,559 (1)	BJ’s Wholesale Club Holdings, Inc.	2,508,623	0.6
5,219	Cal-Maine Foods, Inc.	318,933	0.1
6,411	Casey’s General Stores, Inc.	2,446,181	0.6
16,694 (1)	Chefs’ Warehouse, Inc.	652,902	0.2
31,382	Dole PLC	384,116	0.1
4,859 (1)	e.l.f. Beauty, Inc.	1,023,888	0.2
4,755	Edgewell Personal Care Co.	191,103	0.0
3,443	Fresh Del Monte Produce, Inc.	75,230	0.0
21,010 (1)	Freshpet, Inc.	2,718,484	0.6
2,945	John B Sanfilippo & Son, Inc.	286,166	0.1
23,424 (1)	Oddity Tech Ltd. - Class A	919,626	0.2
48,498 (1)	Performance Food Group Co.	3,206,203	0.8
98,390	Primo Water Corp.	2,150,805	0.5
11,231 (1)	Simply Good Foods Co.	405,776	0.1
10,901 (1)	Sprouts Farmers Market, Inc.	911,978	0.2
36,294 (1)	SunOpta, Inc.	195,988	0.0
2,011 (1)	USANA Health Sciences, Inc.	90,978	0.0
111,733 (2)	Utz Brands, Inc.	1,859,237	0.4
28,152 (1)	Vita Coco Co., Inc.	784,033	0.2
8,823 (1)	Vital Farms, Inc.	412,652	0.1
		22,220,392	5.2

	Energy: 4.4%
30,330 (2)	Cactus, Inc. - Class A	1,599,604	0.4
7,350	ChampionX Corp.	244,094	0.1
1,566	Chord Energy Corp.	262,587	0.1
3,098	Civitas Resources, Inc.	213,762	0.0
7,963 (1)	CNX Resources Corp.	193,501	0.0
1,026 (1)	CONSOL Energy, Inc.	104,683	0.0
6,633	CVR Energy, Inc.	177,565	0.0
11,140	Delek US Holdings, Inc.	275,826	0.1
6,966	Dorian LPG Ltd.	292,293	0.1
35,213	DT Midstream, Inc.	2,501,179	0.6
12,425	Equitrans Midstream Corp.	161,277	0.0
4,649 (1)	Green Plains, Inc.	73,733	0.0
803 (1)	Gulfport Energy Corp.	121,253	0.0
1,936	Helmerich & Payne, Inc.	69,967	0.0
11,802	International Seaways, Inc.	697,852	0.2
52,581	Liberty Energy, Inc.	1,098,417	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
7,156	Magnolia Oil & Gas Corp. - Class A	$181,333	0.0
8,182	Matador Resources Co.	487,647	0.1
19,511	Murphy Oil Corp.	804,634	0.2
14,793	Noble Corp. PLC	660,507	0.2
21,349 (1)	Oceaneering International, Inc.	505,117	0.1
22,208 (1)	Oil States International, Inc.	98,604	0.0
8,668	Ovintiv, Inc.	406,269	0.1
69,714	Patterson-UTI Energy, Inc.	722,237	0.2
7,680	PBF Energy, Inc. - Class A	353,434	0.1
2,938	Peabody Energy Corp.	64,989	0.0
27,193	Permian Resources Corp.	439,167	0.1
1,435 (1)	REX American Resources Corp.	65,422	0.0
791	Scorpio Tankers, Inc.	64,300	0.0
28,483	Select Water Solutions, Inc.	304,768	0.1
84,463	SM Energy Co.	3,651,336	0.8
6,689	Teekay Tankers Ltd. - Class A	460,270	0.1
57,620 (1)	Uranium Energy Corp.	346,296	0.1
10,023 (1)	Valaris Ltd.	746,714	0.2
4,583 (1)	Weatherford International PLC	561,188	0.1
		19,011,825	4.4

	Financials: 16.4%
15,575	Amalgamated Financial Corp.	426,755	0.1
16,505	Ameris Bancorp	831,027	0.2
1,935 (1)	AssetMark Financial Holdings, Inc.	66,854	0.0
6,481	Associated Banc-Corp.	137,073	0.0
4,412 (1)	Axos Financial, Inc.	252,146	0.1
46,728	Banc of California, Inc.	597,184	0.1
7,174 (1)	Bancorp, Inc.	270,890	0.1
36,219	Bank of NT Butterfield & Son Ltd.	1,272,011	0.3
81,141	BankUnited, Inc.	2,374,997	0.6
7,597	Banner Corp.	377,115	0.1
7,701	Brightsphere Investment Group, Inc.	170,731	0.0
53,202	BrightSpire Capital, Inc.	303,251	0.1
12,345	Business First Bancshares, Inc.	268,627	0.1
2,794	Byline Bancorp, Inc.	66,330	0.0
10,542	Cannae Holdings, Inc.	191,232	0.0
9,166	Capitol Federal Financial, Inc.	50,321	0.0
3,958	Central Pacific Financial Corp.	83,910	0.0
4,871	CNB Financial Corp.	99,417	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,842	CNO Financial Group, Inc.	$272,820	0.1
6,777 (1)	Coastal Financial Corp.	312,691	0.1
32,288	Commerce Bancshares, Inc.	1,801,025	0.4
31,499	ConnectOne Bancorp, Inc.	595,016	0.1
21,769	Cullen/Frost Bankers, Inc.	2,212,383	0.5
9,394 (1)	Customers Bancorp, Inc.	450,724	0.1
18,556 (1)	Donnelley Financial Solutions, Inc.	1,106,309	0.3
45,753	Eastern Bankshares, Inc.	639,627	0.2
23,870	Enact Holdings, Inc.	731,854	0.2
11,228 (1)	Enova International, Inc.	698,943	0.2
14,338	Enterprise Financial Services Corp.	586,568	0.1
10,140	Equity Bancshares, Inc. - Class A	356,928	0.1
13,146	Essent Group Ltd.	738,674	0.2
13,829	Evercore, Inc. - Class A	2,882,378	0.7
713	Federal Agricultural Mortgage Corp. - Class C	128,925	0.0
44,377	First BanCorp/Puerto Rico	811,655	0.2
11,043	First Bancshares, Inc.	286,897	0.1
104,178	First Financial Bancorp	2,314,835	0.5
4,877	First Financial Corp.	179,864	0.0
118,544	First Hawaiian, Inc.	2,460,973	0.6
87,949	First Interstate BancSystem, Inc. - Class A	2,442,344	0.6
13,463	First Merchants Corp.	448,183	0.1
4,469	First Mid Bancshares, Inc.	146,941	0.0
2,183	FirstCash Holdings, Inc.	228,953	0.1
26,938 (1)	Flywire Corp.	441,514	0.1
20,922 (1)	Genworth Financial, Inc. - Class A	126,369	0.0
6,286	Glacier Bancorp, Inc.	234,594	0.1
2,515	Hancock Whitney Corp.	120,292	0.0
6,274	Hanmi Financial Corp.	104,901	0.0
3,138	Heartland Financial USA, Inc.	139,484	0.0
43,157	Heritage Commerce Corp.	375,466	0.1
11,179	Hilltop Holdings, Inc.	349,679	0.1
10,937	Home BancShares, Inc.	262,051	0.1
16,763	Hope Bancorp, Inc.	180,035	0.0
12,558 (1)	International Money Express, Inc.	261,709	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
9,603	Jackson Financial, Inc. - Class A	$713,119	0.2
4,628	Kinsale Capital Group, Inc.	1,783,076	0.4
4,353	KKR Real Estate Finance Trust, Inc.	39,395	0.0
57,604	Ladder Capital Corp.	650,349	0.2
21,788 (1)	LendingClub Corp.	184,327	0.0
8,145	MarketAxess Holdings, Inc.	1,633,317	0.4
976	Mercantile Bank Corp.	39,596	0.0
11,806	Merchants Bancorp	478,615	0.1
17,507	MFA Financial, Inc.	186,274	0.0
992	Mid Penn Bancorp, Inc.	21,774	0.0
1,562	MidWestOne Financial Group, Inc.	35,129	0.0
24,868	Moelis & Co. - Class A	1,413,994	0.3
5,232	Morningstar, Inc.	1,547,887	0.4
11,576 (1)	Mr Cooper Group, Inc.	940,318	0.2
448	MVB Financial Corp.	8,351	0.0
2,504	National Bank Holdings Corp. - Class A	97,781	0.0
19,757 (1)	NMI Holdings, Inc. - Class A	672,528	0.2
38,146	OceanFirst Financial Corp.	606,140	0.1
18,377	OFG Bancorp	688,219	0.2
43,608	Old National Bancorp	749,622	0.2
27,135	Old Second Bancorp, Inc.	401,869	0.1
61,250 (1)	Open Lending Corp.	341,775	0.1
60,095 (1)	Oscar Health, Inc. - Class A	950,703	0.2
3,216 (1)	Palomar Holdings, Inc.	260,978	0.1
8,104	Pathward Financial, Inc.	458,443	0.1
1,843	Peapack-Gladstone Financial Corp.	41,744	0.0
7,398	PennyMac Financial Services, Inc.	699,851	0.2
18,181	Perella Weinberg Partners	295,441	0.1
3,422	Pinnacle Financial Partners, Inc.	273,897	0.1
2,470	Piper Sandler Cos.	568,520	0.1
11,520	Popular, Inc.	1,018,714	0.2
2,441	Preferred Bank/Los Angeles CA	184,271	0.0
3,312	Premier Financial Corp.	67,764	0.0
8,181	QCR Holdings, Inc.	490,860	0.1
22,169	Radian Group, Inc.	689,456	0.2
10,118	Redwood Trust, Inc.	65,666	0.0
14,638 (1)	Remitly Global, Inc.	177,413	0.0
17,993	RLI Corp.	2,531,435	0.6
2,472	Seacoast Banking Corp. of Florida	58,438	0.0
3,015	Selective Insurance Group, Inc.	282,897	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
37,600	ServisFirst Bancshares, Inc.	$2,375,944	0.6
1,988 (1)	Skyward Specialty Insurance Group, Inc.	71,926	0.0
551	South Plains Financial, Inc.	14,877	0.0
2,372	Southside Bancshares, Inc.	65,491	0.0
2,459	SouthState Corp.	187,917	0.0
56,882	StepStone Group, Inc. - Class A	2,610,315	0.6
3,432 (1)	StoneX Group, Inc.	258,464	0.1
2,028 (1)	Texas Capital Bancshares, Inc.	123,992	0.0
5,292	Towne Bank/Portsmouth VA	144,313	0.0
19,856	TPG RE Finance Trust, Inc.	171,556	0.0
7,139	TriCo Bancshares	282,490	0.1
2,240 (1)	UMB Financial Corp.	186,861	0.0
4,365	United Bankshares, Inc.	141,601	0.0
646	Unity Bancorp, Inc.	19,102	0.0
9,610	Veritex Holdings, Inc.	202,675	0.1
18,063	Victory Capital Holdings, Inc. - Class A	862,147	0.2
3,978	Virtus Investment Partners, Inc.	898,431	0.2
4,331	WesBanco, Inc.	120,878	0.0
15,789 (1)	WEX, Inc.	2,796,863	0.7
32,430	Wintrust Financial Corp.	3,196,301	0.7
2,601	WSFS Financial Corp.	122,247	0.0
		70,475,812	16.4

	Health Care: 12.7%
22,941 (1)	ACADIA Pharmaceuticals, Inc.	372,791	0.1
2,846 (1)	Adaptive Biotechnologies Corp.	10,302	0.0
22,217 (1)	Akero Therapeutics, Inc.	521,211	0.1
9,484 (1)	Alkermes PLC	228,564	0.1
38,737 (1)(2)	Allogene Therapeutics, Inc.	90,257	0.0
25,582 (1)(2)	Allscripts Healthcare Solutions, Inc.	243,029	0.1
19,242 (1)	Alphatec Holdings, Inc.	201,079	0.1
70,311 (1)	Amicus Therapeutics, Inc.	697,485	0.2
2,866 (1)	AMN Healthcare Services, Inc.	146,825	0.0
28,774 (1)	AngioDynamics, Inc.	174,083	0.1
2,495 (1)	ANI Pharmaceuticals, Inc.	158,882	0.0
146,685 (1)	Annexon, Inc.	718,756	0.2
109,029 (1)	Arcutis Biotherapeutics, Inc.	1,013,970	0.2
7,396 (1)	Arrowhead Pharmaceuticals, Inc.	192,222	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
18,855 (1)	AtriCure, Inc.	$429,328	0.1
1,671	Atrion Corp.	756,011	0.2
12,645 (1)	Axsome Therapeutics, Inc.	1,017,922	0.2
24,527 (1)	Azenta, Inc.	1,290,611	0.3
1,052 (1)	Biohaven Ltd.	36,515	0.0
3,936 (1)	Blueprint Medicines Corp.	424,222	0.1
4,130 (1)	Bridgebio Pharma, Inc.	104,613	0.0
26,963 (1)	Cartesian Therapeutics, Inc.	728,271	0.2
17,745 (1)	Catalyst Pharmaceuticals, Inc.	274,870	0.1
96,487 (1)	Certara, Inc.	1,336,345	0.3
4,103	Chemed Corp.	2,226,206	0.5
19,135 (1)	Crinetics Pharmaceuticals, Inc.	857,057	0.2
8,272 (1)	Enanta Pharmaceuticals, Inc.	107,288	0.0
39,291	Encompass Health Corp.	3,370,775	0.8
99,675 (1)	Envista Holdings Corp.	1,657,595	0.4
130,871 (1)(2)	Esperion Therapeutics, Inc.	290,534	0.1
6,088 (1)	Fulgent Genetics, Inc.	119,447	0.0
69,606 (1)	Health Catalyst, Inc.	444,782	0.1
40,566 (1)	HealthEquity, Inc.	3,496,789	0.8
49,589 (1)	Hims & Hers Health, Inc.	1,001,202	0.2
20,002 (1)	ICU Medical, Inc.	2,375,237	0.6
13,455 (1)	Immunovant, Inc.	355,212	0.1
9,964 (1)	Inmode Ltd.	181,743	0.1
73,219 (1)	Inogen, Inc.	595,270	0.1
12,787 (1)	Insmed, Inc.	856,729	0.2
7,492 (1)	Intellia Therapeutics, Inc.	167,671	0.0
39,657 (1)	iTeos Therapeutics, Inc.	588,510	0.1
30,716 (1)	Kura Oncology, Inc.	632,442	0.2
18,219 (1)(2)	Kyverna Therapeutics, Inc.	136,642	0.0
14,424 (1)	Lantheus Holdings, Inc.	1,158,103	0.3
41,746 (1)	Longboard Pharmaceuticals, Inc.	1,128,394	0.3
2,807 (1)	Madrigal Pharmaceuticals, Inc.	786,409	0.2
3,768 (1)	Medpace Holdings, Inc.	1,551,851	0.4
27,911 (1)	MeiraGTx Holdings PLC	117,505	0.0
103,173 (1)	Mersana Therapeutics, Inc.	207,378	0.1
2,148	National HealthCare Corp.	232,843	0.1
90,704 (1)	Neogen Corp.	1,417,704	0.3
52,551 (1)	NeoGenomics, Inc.	728,882	0.2
4,522 (1)	Omnicell, Inc.	122,411	0.0
92,687 (1)(2)	OPKO Health, Inc.	115,859	0.0
9,282 (1)	OptimizeRx Corp.	92,820	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
24,111 (1)	Option Care Health, Inc.	$667,875	0.2
127,375 (1)	Ovid therapeutics, Inc.	97,977	0.0
14,981 (1)	PROCEPT BioRobotics Corp.	915,189	0.2
49,698 (1)	Progyny, Inc.	1,421,860	0.3
28,757 (1)	Protagonist Therapeutics, Inc.	996,430	0.2
7,197 (1)	PTC Therapeutics, Inc.	220,084	0.1
81,873 (1)	Pulmonx Corp.	519,075	0.1
5,346 (1)	Quanterix Corp.	70,621	0.0
26,445 (1)	QuidelOrtho Corp.	878,503	0.2
68,984 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	517,380	0.1
18,901 (1)	Replimune Group, Inc.	170,109	0.0
25,755 (1)	Revolution Medicines, Inc.	999,552	0.2
14,075 (1)	RxSight, Inc.	846,893	0.2
9,125 (1)	Sage Therapeutics, Inc.	99,097	0.0
12,203 (1)	SI-BONE, Inc.	157,785	0.0
17,183 (1)	SpringWorks Therapeutics, Inc.	647,284	0.2
4,584 (1)	Surgery Partners, Inc.	109,053	0.0
2,045 (1)	Sutro Biopharma, Inc.	5,992	0.0
22,156 (1)	Syndax Pharmaceuticals, Inc.	454,863	0.1
256,124 (1)	Taysha Gene Therapies, Inc.	573,718	0.1
4,171 (1)	Tenet Healthcare Corp.	554,868	0.1
7,817 (1)	TransMedics Group, Inc.	1,177,397	0.3
26,755 (1)	Travere Therapeutics, Inc.	219,926	0.1
9,751 (1)	Treace Medical Concepts, Inc.	64,844	0.0
23,278 (1)	Twist Bioscience Corp.	1,147,140	0.3
31,610 (1)	Tyra Biosciences, Inc.	505,444	0.1
73,608 (1)	Ventyx Biosciences, Inc.	170,034	0.0
34,153 (1)	Viking Therapeutics, Inc.	1,810,451	0.4
6,067 (1)	Xencor, Inc.	114,848	0.0
567 (1)	Y-mAbs Therapeutics, Inc.	6,849	0.0
		54,430,595	12.7

	Industrials: 21.4%
3,701	AAON, Inc.	322,875	0.1
31,085	ABM Industries, Inc.	1,571,968	0.4
35,618 (1)	API Group Corp.	1,340,305	0.3
3,497	Apogee Enterprises, Inc.	219,734	0.1
19,330	Applied Industrial Technologies, Inc.	3,750,020	0.9
3,909	ArcBest Corp.	418,576	0.1
10,763	Arcosa, Inc.	897,742	0.2
5,784 (1)	ASGN, Inc.	509,975	0.1
9,389	Atkore, Inc.	1,266,858	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
48,694 (1)	AZEK Co., Inc.	$2,051,478	0.5
12,468	Barrett Business Services, Inc.	408,576	0.1
7,886 (1)	Beacon Roofing Supply, Inc.	713,683	0.2
46,188 (1)(2)	Blade Air Mobility, Inc.	160,734	0.0
7,814 (1)(2)	Bloom Energy Corp. - Class A	95,643	0.0
8,336 (1)	Blue Bird Corp.	448,894	0.1
1,893 (1)	BlueLinx Holdings, Inc.	176,219	0.0
4,063	Boise Cascade Co.	484,391	0.1
5,617	Brink’s Co.	575,181	0.1
2,324 (1)	CACI International, Inc. - Class A	999,622	0.2
31,195 (1)	Casella Waste Systems, Inc. - Class A	3,095,168	0.7
9,388 (1)	CBIZ, Inc.	695,651	0.2
5,129	Comfort Systems USA, Inc.	1,559,832	0.4
7,025 (1)	Construction Partners, Inc. - Class A	387,850	0.1
52,090 (1)	Core & Main, Inc. - Class A	2,549,285	0.6
40,243	Douglas Dynamics, Inc.	941,686	0.2
126,621 (1)	Driven Brands Holdings, Inc.	1,611,885	0.4
37,475 (1)(2)	Enovix Corp.	579,364	0.1
158,583 (2)	First Advantage Corp.	2,548,429	0.6
2,940 (1)	Gibraltar Industries, Inc.	201,537	0.1
6,275 (1)	GMS, Inc.	505,828	0.1
22,129	Griffon Corp.	1,413,158	0.3
202,445 (1)	Hayward Holdings, Inc.	2,490,074	0.6
3,642	Herc Holdings, Inc.	485,442	0.1
252,117 (1)	Hillman Solutions Corp.	2,231,235	0.5
21,182	Hub Group, Inc. - Class A	911,885	0.2
2,713 (1)	Hudson Technologies, Inc.	23,847	0.0
6,504 (1)	Huron Consulting Group, Inc.	640,644	0.2
2,970 (1)	IES Holdings, Inc.	413,810	0.1
173,017 (1)	Janus International Group, Inc.	2,185,205	0.5
14,204 (1)(2)	Joby Aviation, Inc.	72,440	0.0
9,578	KBR, Inc.	614,333	0.1
37,927	Knight-Swift Transportation Holdings, Inc.	1,893,316	0.4
13,556	Landstar System, Inc.	2,500,811	0.6
10,885	Lincoln Electric Holdings, Inc.	2,053,346	0.5
6,612 (1)	Loar Holdings, Inc.	353,147	0.1
5,425	Matson, Inc.	710,512	0.2
31,477	MillerKnoll, Inc.	833,826	0.2
2,482	Moog, Inc. - Class A	415,239	0.1
18,084	MSA Safety, Inc.	3,394,186	0.8
26,950	Mueller Industries, Inc.	1,534,533	0.4

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: (continued)
36,408	Mueller Water Products, Inc. - Class A	$652,431	0.2
9,427 (1)	MYR Group, Inc.	1,279,338	0.3
2,503 (1)	Northwest Pipe Co.	85,027	0.0
58,145 (1)	NOW, Inc.	798,331	0.2
43,756 (1)	Paycor HCM, Inc.	555,701	0.1
12,280	Primoris Services Corp.	612,649	0.1
8,654	Quanex Building Products Corp.	239,283	0.1
26,069 (1)	Radiant Logistics, Inc.	148,333	0.0
18,418	RB Global, Inc.	1,406,398	0.3
11,021 (1)	RBC Bearings, Inc.	2,973,245	0.7
13,200 (1)	Resideo Technologies, Inc.	258,192	0.1
19,411	Rush Enterprises, Inc. - Class A	812,739	0.2
21,523	Safe Bulkers, Inc.	125,264	0.0
154,610 (1)	Shoals Technologies Group, Inc. - Class A	964,766	0.2
17,610	Simpson Manufacturing Co., Inc.	2,967,813	0.7
12,763 (1)	SkyWest, Inc.	1,047,459	0.2
6,561 (1)	Sterling Infrastructure, Inc.	776,429	0.2
15,175	Terex Corp.	832,197	0.2
5,616	Tetra Tech, Inc.	1,148,360	0.3
12,898 (1)	Thermon Group Holdings, Inc.	396,742	0.1
30,861 (1)	Titan International, Inc.	228,680	0.1
23,862	Toro Co.	2,231,336	0.5
10,461	TriNet Group, Inc.	1,046,100	0.2
5,204 (1)	TrueBlue, Inc.	53,601	0.0
11,454	UFP Industries, Inc.	1,282,848	0.3
11,011	UniFirst Corp.	1,888,717	0.4
10,369 (1)	Upwork, Inc.	111,467	0.0
17,615 (1)	V2X, Inc.	844,815	0.2
98,068 (1)	Verra Mobility Corp.	2,667,450	0.6
2,861 (1)	Viad Corp.	97,274	0.0
6,126	Watts Water Technologies, Inc. - Class A	1,123,325	0.3
3,417	WESCO International, Inc.	541,663	0.1
103,003 (1)	WillScot Mobile Mini Holdings Corp.	3,877,033	0.9
9,249	Woodward, Inc.	1,612,841	0.4
		91,947,825	21.4

	Information Technology: 13.6%
26,117 (1)	ACM Research, Inc. - Class A	602,258	0.1
72,504 (1)	Allegro MicroSystems, Inc.	2,047,513	0.5
21,799 (1)	Asana, Inc. - Class A	304,968	0.1
105,512 (1)	AvePoint, Inc.	1,099,435	0.3
7,340 (1)	Aviat Networks, Inc.	210,585	0.1
1,477 (1)	Axcelis Technologies, Inc.	210,015	0.0
11,604	Badger Meter, Inc.	2,162,405	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
19,438	Benchmark Electronics, Inc.	$767,023	0.2
7,814 (1)	Blackline, Inc.	378,588	0.1
33,987 (1)	Box, Inc. - Class A	898,616	0.2
8,495 (1)	Braze, Inc. - Class A	329,946	0.1
2,226 (1)	Cirrus Logic, Inc.	284,171	0.1
2,609 (1)	Cleanspark, Inc.	41,614	0.0
105,704 (1)	Clearwater Analytics Holdings, Inc. - Class A	1,957,638	0.5
31,359	Cognex Corp.	1,466,347	0.3
10,846 (1)	CommVault Systems, Inc.	1,318,548	0.3
40,327 (1)	Domo, Inc. - Class B	311,324	0.1
23,449 (1)	Envestnet, Inc.	1,467,673	0.3
15,256	EVERTEC, Inc.	507,262	0.1
8,311 (1)	Extreme Networks, Inc.	111,783	0.0
14,685 (1)	Fannie Mae	3,594,741	0.8
17,000 (1)	FormFactor, Inc.	1,029,010	0.2
15,435 (1)	Guidewire Software, Inc.	2,128,332	0.5
59,833 (1)(2)	Hut 8 Corp.	896,897	0.2
8,722 (1)	Impinj, Inc.	1,367,348	0.3
32,397	Information Services Group, Inc.	95,247	0.0
6,056 (1)	Insight Enterprises, Inc.	1,201,268	0.3
21,890 (1)	LiveRamp Holdings, Inc.	677,277	0.2
30,932 (1)	MACOM Technology Solutions Holdings, Inc.	3,447,990	0.8
58,769 (1)(2)	Marathon Digital Holdings, Inc.	1,166,565	0.3
37,533 (1)	MaxLinear, Inc.	755,915	0.2
54,241 (1)	nCino, Inc.	1,705,879	0.4
80,156 (1)	nLight, Inc.	876,105	0.2
18,915 (1)	Novanta, Inc.	3,085,226	0.7
2,310 (1)	Onto Innovation, Inc.	507,184	0.1
2,055 (1)	OSI Systems, Inc.	282,604	0.1
7,027 (1)	Paylocity Holding Corp.	926,510	0.2
41,683	Power Integrations, Inc.	2,925,730	0.7
5,922 (1)	Q2 Holdings, Inc.	357,274	0.1
16,724 (1)	Qualys, Inc.	2,384,842	0.6
17,961 (1)	Rambus, Inc.	1,055,388	0.2
12,381 (1)	Rapid7, Inc.	535,231	0.1
7,481 (1)	Repay Holdings Corp.	78,999	0.0
93,538 (1)(2)	Riot Platforms, Inc.	854,937	0.2
5,734 (1)	ScanSource, Inc.	254,074	0.1
20,451 (1)	Semtech Corp.	611,076	0.1
18,250 (1)	SMART Global Holdings, Inc.	417,378	0.1
4,937 (1)	Sprout Social, Inc. - Class A	176,152	0.0
3,371 (1)	SPS Commerce, Inc.	634,287	0.1
2,195 (1)	Super Micro Computer, Inc.	1,798,473	0.4
2,585 (1)	Turtle Beach Corp.	37,069	0.0

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
8,828 (1)	Ultra Clean Holdings, Inc.	$432,572	0.1
96,623 (1)	Unisys Corp.	399,053	0.1
25,370 (1)	Veeco Instruments, Inc.	1,185,033	0.3
32,868 (1)	Workiva, Inc.	2,399,035	0.6
29,736 (1)	Xperi, Inc.	244,133	0.1
62,202 (1)	Zeta Global Holdings Corp. - Class A	1,097,865	0.3
13,482 (1)	Zuora, Inc. - Class A	133,876	0.0
		58,234,287	13.6

	Materials: 4.9%
2,349	Alpha Metallurgical Resources, Inc.	658,965	0.2
16,252	AptarGroup, Inc.	2,288,444	0.5
12,911 (1)(2)	Arcadium Lithium PLC	43,381	0.0
2,548	Arch Resources, Inc.	387,882	0.1
2,683 (1)	ATI, Inc.	148,772	0.0
8,483	Avient Corp.	370,283	0.1
74,094 (1)	Axalta Coating Systems Ltd.	2,531,792	0.6
10,442	Balchem Corp.	1,607,546	0.4
8,092	Cabot Corp.	743,574	0.2
12,607 (1)	Coeur Mining, Inc.	70,851	0.0
23,412	Commercial Metals Co.	1,287,426	0.3
18,978 (1)	Constellium SE	357,735	0.1
9,403	Eagle Materials, Inc.	2,044,776	0.5
4,885 (1)	Ecovyst, Inc.	43,819	0.0
2,199	Greif, Inc. - Class A	126,377	0.0
5,619	HB Fuller Co.	432,438	0.1
60,343	Hecla Mining Co.	292,664	0.1
2,913 (1)	Ingevity Corp.	127,327	0.0
2,184	Innospec, Inc.	269,921	0.1
4,523 (1)	Knife River Corp.	317,243	0.1
16,274 (1)	O-I Glass, Inc.	181,130	0.0
2,393	Olympic Steel, Inc.	107,278	0.0
33,401	Orion SA	732,818	0.2
217,500 (1)	Perimeter Solutions SA	1,703,025	0.4
13,621	Quaker Chemical Corp.	2,311,484	0.5
11,944 (1)	Summit Materials, Inc. - Class A	437,270	0.1
6,774	SunCoke Energy, Inc.	66,385	0.0
17,568	Tronox Holdings PLC	275,642	0.1
10,407 (1)	Valvoline, Inc.	449,582	0.1
5,894	Warrior Met Coal, Inc.	369,966	0.1
		20,785,796	4.9

	Real Estate: 6.0%
5,224	Agree Realty Corp.	323,575	0.1
7,493	American Assets Trust, Inc.	167,693	0.0
16,925 (1)	Anywhere Real Estate, Inc.	56,022	0.0
28,144	Apple Hospitality REIT, Inc.	409,214	0.1
3,970	Armada Hoffler Properties, Inc.	44,027	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
14,604	Brandywine Realty Trust	$65,426	0.0
15,546	Broadstone Net Lease, Inc.	246,715	0.1
12,042	CareTrust REIT, Inc.	302,254	0.1
4,760	Chatham Lodging Trust	40,555	0.0
9,077	City Office REIT, Inc.	45,203	0.0
9,061	Community Healthcare Trust, Inc.	211,937	0.1
32,868	COPT Defense Properties	822,686	0.2
56,858	CubeSmart	2,568,276	0.6
298,580 (1)	Cushman & Wakefield PLC	3,105,232	0.7
29,098	DiamondRock Hospitality Co.	245,878	0.1
13,340	DigitalBridge Group, Inc.	182,758	0.0
6,884	Easterly Government Properties, Inc.	85,155	0.0
13,413	EastGroup Properties, Inc.	2,281,551	0.5
19,823	Empire State Realty Trust, Inc. - Class A	185,940	0.0
8,819 (1)	Equity Commonwealth	171,089	0.0
23,337	Essential Properties Realty Trust, Inc.	646,668	0.2
3,076	First Industrial Realty Trust, Inc.	146,141	0.0
8,669 (1)	Forestar Group, Inc.	277,321	0.1
24,393	Independence Realty Trust, Inc.	457,125	0.1
3,373	Innovative Industrial Properties, Inc.	368,399	0.1
11,971	InvenTrust Properties Corp.	296,402	0.1
3,638	Kimco Realty Corp.	70,796	0.0
19,292	Kite Realty Group Trust	431,755	0.1
60,954	L.P. Industrial Trust	555,901	0.1
24,339	Macerich Co.	375,794	0.1
60,162	National Retail Properties, Inc.	2,562,901	0.6
11,579	Newmark Group, Inc. - Class A	118,453	0.0
72,287 (1)	Opendoor Technologies, Inc.	133,008	0.0
2,727	Pebblebrook Hotel Trust	37,496	0.0
23,654	Phillips Edison & Co., Inc.	773,722	0.2
9,605	Piedmont Office Realty Trust, Inc. - Class A	69,636	0.0
18,300	Plymouth Industrial REIT, Inc.	391,254	0.1
12,630	PotlatchDeltic Corp.	497,496	0.1
53,343	Retail Opportunity Investments Corp.	663,054	0.2
31,510	RLJ Lodging Trust	303,441	0.1

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
33,000	Ryman Hospitality Properties, Inc.	$3,295,380	0.8
37,705	Sabra Health Care REIT, Inc.	580,657	0.1
14,240	SITE Centers Corp.	206,480	0.1
9,328	SL Green Realty Corp.	528,338	0.1
4,970	UMH Properties, Inc.	79,470	0.0
19,343	Uniti Group, Inc.	56,482	0.0
6,012	Veris Residential, Inc.	90,180	0.0
24,167	Xenia Hotels & Resorts, Inc.	346,313	0.1
		25,921,249	6.0

	Utilities: 2.1%
2,716	American States Water Co.	197,100	0.1
5,034	Chesapeake Utilities Corp.	534,611	0.1
4,492	Clearway Energy, Inc. - Class A	101,789	0.0
16,907	Clearway Energy, Inc. - Class C	417,434	0.1
4,164	Consolidated Water Co. Ltd.	110,513	0.0
5,680	IDACORP, Inc.	529,092	0.1
7,102	New Jersey Resources Corp.	303,539	0.1
5,422	Northwest Natural Holding Co.	195,788	0.1
20,813	NorthWestern Corp.	1,042,315	0.3
14,047	ONE Gas, Inc.	896,901	0.2
83,609	Portland General Electric Co.	3,615,253	0.8
8,126 (1)(2)	Sunnova Energy International, Inc.	45,343	0.0
15,876	Unitil Corp.	822,218	0.2
		8,811,896	2.1

	Total Common Stock (Cost $375,193,230)	417,750,464	97.4

RIGHTS: —%
	Health Care: —%
28,260 (3)(4)	Aduro Biotech - CVR	—	—
	Total Rights (Cost $—)	—	—

	Total Long-Term Investments (Cost $375,193,230)	417,750,464	97.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.2%
	Repurchase Agreements: 2.0%
2,682,550 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $2,683,747, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $2,736,201, due 08/08/24-04/20/74)	$2,682,550	0.6
828,962 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $829,332, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.500%, Market Value plus accrued interest $845,541, due 04/30/27-04/20/72)	828,962	0.2
2,682,550 (5)	Marex Capital Markets Inc., Repurchase Agreement dated 06/28/2024, 5.440%, due 07/01/2024 (Repurchase Amount $2,683,749, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $2,736,202, due 01/15/25-11/01/53)	2,682,550	0.6

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,600,000 (5)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/28/2024, 5.450%, due 07/01/2024 (Repurchase Amount $2,601,165, collateralized by various U.S. Government Securities, 0.125%-3.625%, Market Value plus accrued interest $2,646,929, due 10/15/25-02/15/53)	$2,600,000	0.6
	Total Repurchase Agreements (Cost $8,794,062)	8,794,062	2.0

	Time Deposits: 0.6%
260,000 (5)	BNP Paribas SA, 5.290%, 07/01/2024 (Cost $260,000)	260,000	0.1
260,000 (5)	Canadian Imperial Bank of Commerce, 5.310%, 07/01/2024 (Cost $260,000)	260,000	0.1
180,000 (5)	Credit Agricole Corporate and Investment Bank, 5.300%, 07/01/2024 (Cost $180,000)	180,000	0.0
250,000 (5)	DZ Bank AG, 5.300%, 07/01/2024 (Cost $250,000)	250,000	0.0
250,000 (5)	HSBC Bank PLC, 5.380%, 07/01/2024 (Cost $250,000)	250,000	0.1
220,000 (5)	Landesbank Hessen Thueringen Girozentrale, 5.320%, 07/01/2024 (Cost $220,000)	220,000	0.0
250,000 (5)	Mizuho Bank Ltd., 5.320%, 07/01/2024 (Cost $250,000)	250,000	0.1
260,000 (5)	Royal Bank of Canada, 5.320%, 07/01/2024 (Cost $260,000)	260,000	0.1
260,000 (5)	Skandinaviska Enskilda Banken AB, 5.310%, 07/01/2024 (Cost $260,000)	260,000	0.1
240,000 (5)	Svenska Handelsbanken AB, 5.310%, 07/01/2024 (Cost $240,000)	240,000	0.0
	Total Time Deposits (Cost $2,430,000)	2,430,000	0.6
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 1.6%
6,727,138 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $6,727,138)	$6,727,138	1.6
	Total Short-Term Investments (Cost $17,951,200)	$17,951,200	4.2

	Total Investments in Securities (Cost $393,144,430)	$435,701,664	101.6
	Liabilities in Excess of Other Assets	(6,866,430)	(1.6)
	Net Assets	$428,835,234	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$417,750,464	$—	$—	$417,750,464
Short-Term Investments	6,727,138	11,224,062	—	17,951,200
Total Investments, at fair value	$424,477,602	$11,224,062	$—	$435,701,664
Other Financial Instruments+
Futures	8,626	—	—	8,626
Total Assets	$424,486,228	$11,224,062	$—	$435,710,290

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, VY® JPMorgan Small Cap Core Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech - CVR	10/6/2020	$—	$—
		$—	$—

At June 30, 2024, the following futures contracts were outstanding for VY® JPMorgan Small Cap Core Equity Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
E-mini Russell 2000 Index	56	09/20/24	$5,782,000	$8,626
			$5,782,000	$8,626

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$8,626
Total Asset Derivatives		$8,626

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

See Accompanying Notes to Financial Statements

VY® JPMorgan Small Cap Core Equity Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$167,027
Total	$167,027

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(159,772)
Total	$(159,772)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $397,168,837.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$75,953,647
Gross Unrealized Depreciation	(37,412,194)
Net Unrealized Appreciation	$38,541,453

See Accompanying Notes to Financial Statements

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT2AISS2 (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

Voya Investors Trust

■	VY® BlackRock Inflation Protected Bond Portfolio Classes ADV, I and S

Voya Variable Insurance Trust

■	VY® BrandywineGLOBAL – Bond Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
ASSETS:
Investments in securities at fair value*	$212,729,593	$200,147,309
Short-term investments at fair value†	539,337	3,773,901
Cash collateral for futures contracts	226,821	3,265,303
Cash pledged for centrally cleared swaps (Note 2)	3,364,000	–
Foreign currencies at value‡	376,956	–
Receivables:
Investment securities sold	2,962,775	–
Investment securities sold on a delayed-delivery or when-issued basis	2,107,453	–
Fund shares sold	726,084	50,886
Dividends	1,303	11,411
Interest	1,306,529	2,050,927
Variation margin on centrally cleared swaps	19,335	–
Unrealized appreciation on forward foreign currency contracts	105,729	–
Unrealized appreciation on OTC swap agreements	13	–
Prepaid expenses	1,064	1,101
Other assets	19,587	7,366
Total assets	224,486,579	209,308,204

LIABILITIES:
Income distribution payable	711,245	–
Payable for investment securities purchased	5,238,332	–
Payable for investment securities purchased on a delayed-delivery or when-issued basis	6,660,107	–
Payable for fund shares redeemed	98,632	52,579
Sales commitments^^^	2,150,965	–
Unrealized depreciation on forward foreign currency contracts	10,337	–
Upfront payments received on OTC swap agreements	24,980	–
Unrealized depreciation on OTC swap agreements	996	–
Variation margin payable on futures contracts	38,025	–
Cash received as collateral for OTC derivatives (Note 2)	80,000	–
Payable for investment management fees	85,219	84,423
Payable for distribution and shareholder service fees	39,152	–
Payable to trustees under the deferred compensation plan (Note 6)	19,587	7,366
Payable for trustee fees	1,719	167
Other accrued expenses and liabilities	112,077	54,734
Written options, at fair value^	188,907	–
Total liabilities	15,460,280	199,269
NET ASSETS	$209,026,299	$209,108,935

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$299,231,257	$239,325,598
Total distributable loss	(90,204,958)	(30,216,663)
NET ASSETS	$209,026,299	$209,108,935

* Cost of investments in securities	$226,666,505	$203,613,448
† Cost of short-term investments	$539,337	$3,773,901
‡ Cost of foreign currencies	$376,798	$—
^ Premiums received on written options	$265,489	$—
^^^ Proceeds receivable from sales commitments	$2,150,430	$—

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited) (continued)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
Class ADV
Net assets	$35,737,132	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	4,111,103	n/a
Net asset value and redemption price per share	$8.69	n/a

Class I
Net assets	$69,717,591	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	7,685,320	n/a
Net asset value and redemption price per share	$9.07	n/a

Class S
Net assets	$103,571,576	n/a
Shares authorized	unlimited	n/a
Par value	$0.001	n/a
Shares outstanding	11,512,801	n/a
Net asset value and redemption price per share	$9.00	n/a

Portfolio(1)
Net assets	n/a	$209,108,935
Shares authorized	n/a	unlimited
Par value	n/a	$0.001
Shares outstanding	n/a	22,320,216
Net asset value and redemption price per share	n/a	$9.37

(1) Portfolio does not have a share class designation.

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	VY® BlackRock Inflation Protected Bond Portfolio	VY® Brandywine GLOBAL — Bond Portfolio
INVESTMENT INCOME:
Dividends	$27,892	$118,954
Interest, net of foreign taxes withheld*	5,461,644 (1)	5,183,608
Other	680	703
Total investment income	5,490,216	5,303,265

EXPENSES:
Investment management fees	580,029	548,293
Distribution and shareholder service fees
Class ADV	110,823	—
Class S	133,020	—
Transfer agent fees		221
Class ADV	5,579	—
Class I	10,384	—
Class S	16,070	—
Shareholder reporting expense	3,167	2,751
Professional fees	23,652	40,277
Custody and accounting expense	73,906	8,329
Trustee fees	4,131	3,645
Miscellaneous expense	7,948	6,786
Interest expense	1,790	—
Total expenses	970,499	610,302
Waived and reimbursed fees	(53,369)	—
Net expenses	917,130	610,302
Net investment income	4,573,086	4,692,963
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(4,086,694)	(1,684,968)
Forward foreign currency contracts	129,654	—
Foreign currency related transactions	10,930	—
Futures	(292,551)	(2,574,834)
Swaps	469,536	—
Written options	288,530	—
Net realized loss	(3,480,595)	(4,259,802)
Net change in unrealized appreciation (depreciation) on:
Investments	(2,632,346)	(4,387,097)
Forward foreign currency contracts	94,107	—
Foreign currency related transactions	(3,076)	—
Futures	2,097,538	(2,159,120)
Swaps	706,365	—
Written options	145,879	—
Sales commitments	42,030	—
Net change in unrealized appreciation (depreciation)	450,497	(6,546,217)
Net realized and unrealized loss	(3,030,098)	(10,806,019)
Increase (decrease) in net assets resulting from operations	$1,542,988	$(6,113,056)

* Foreign taxes withheld	$1,090	$—

(1)	Includes net inflationary and deflationary adjustments. See Note 2 of the Notes to Financial Statements.

See Accompanying Notes to Financial Statements

3

STATEMENTS OF CHANGES IN NET ASSETS

	VY® BlackRock Inflation Protected Bond Portfolio		VY® BrandywineGLOBAL — Bond Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
FROM OPERATIONS:
Net investment income	$4,573,086	$8,204,919	$4,692,963	$9,400,149
Net realized loss	(3,480,595)	(12,757,946)	(4,259,802)	(21,227,486)
Net change in unrealized appreciation (depreciation)	450,497	14,068,815	(6,546,217)	25,940,584
Increase (decrease) in net assets resulting from operations	1,542,988	9,515,788	(6,113,056)	14,113,247

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):	—	—	—	(5,046,842)
Class ADV	(727,614)	(1,253,985)	—	—
Class I	(1,516,449)	(2,616,072)	—	—
Class S	(2,202,627)	(4,021,674)	—	—
Total distributions	(4,446,690)	(7,891,731)	—	(5,046,842)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,277,541	21,083,454	30,863,930	52,927,045
Reinvestment of distributions	4,446,629	7,891,731	—	5,046,842
	11,724,170	28,975,185	30,863,930	57,973,887
Cost of shares redeemed	(19,256,973)	(65,352,589)	(44,113,192)	(104,883,514)
Net decrease in net assets resulting from capital share transactions	(7,532,803)	(36,377,404)	(13,249,262)	(46,909,627)
Net decrease in net assets	(10,436,505)	(34,753,347)	(19,362,318)	(37,843,222)

NET ASSETS:
Beginning of year or period	219,462,804	254,216,151	228,471,253	266,314,475
End of year or period	$209,026,299	$219,462,804	$209,108,935	$228,471,253

See Accompanying Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

VY® BlackRock Inflation Protected Bond Portfolio
Class ADV
06-30-24+	8.82	0.17	•	(0.13)	0.04	0.17	—	—	0.17	—	8.69	0.52	1.29	1.23	1.23	3.92	35,737	153
12-31-23	8.76	0.27	•	0.06	0.33	0.27	—	—	0.27	—	8.82	3.83	1.27	1.22	1.22	3.09	38,745	297
12-31-22	10.51	0.35	•	(1.73)	(1.38)	0.32	—	0.05	0.37	—	8.76	(13.34)	1.23	1.18	1.18	3.70	43,212	231
12-31-21	10.28	0.22	•	0.24	0.46	0.23	—	—	0.23	—	10.51	4.54	1.22	1.18	1.18	2.14	56,857	156
12-31-20	9.42	0.05		0.95	1.00	0.08	—	0.06	0.14	—	10.28	10.65	1.26	1.22	1.22	0.52	47,352	87
12-31-19	8.93	0.11		0.56	0.67	0.18	—	—	0.18	—	9.42	7.53	1.20	1.16	1.16	1.23	44,885	72
Class I
06-30-24+	9.19	0.21	•	(0.13)	0.08	0.20	—	—	0.20	—	9.07	0.89	0.69	0.63	0.63	4.58	69,718	153
12-31-23	9.13	0.34	•	0.05	0.39	0.33	—	—	0.33	—	9.19	4.30	0.67	0.62	0.62	3.70	69,071	297
12-31-22	10.94	0.42	•	(1.79)	(1.37)	0.39	—	0.05	0.44	—	9.13	(12.74)	0.63	0.58	0.58	4.27	77,275	231
12-31-21	10.68	0.30	•	0.25	0.55	0.29	—	—	0.29	—	10.94	5.25	0.62	0.58	0.58	2.75	94,962	156
12-31-20	9.78	0.12		0.97	1.09	0.13	—	0.06	0.19	—	10.68	11.15	0.66	0.62	0.62	1.11	92,767	87
12-31-19	9.26	0.18		0.57	0.75	0.23	—	—	0.23	—	9.78	8.21	0.60	0.56	0.56	1.98	88,759	72
Class S
06-30-24+	9.12	0.19	•	(0.12)	0.07	0.19	—	—	0.19	—	9.00	0.77	0.94	0.88	0.88	4.27	103,572	153
12-31-23	9.05	0.31	•	0.06	0.37	0.30	—	—	0.30	—	9.12	4.17	0.92	0.87	0.87	3.43	111,647	297
12-31-22	10.85	0.40	•	(1.79)	(1.39)	0.36	—	0.05	0.41	—	9.05	(13.03)	0.88	0.83	0.83	4.06	133,729	231
12-31-21	10.60	0.26	•	0.26	0.52	0.27	—	—	0.27	—	10.85	4.94	0.87	0.83	0.83	2.48	172,822	156
12-31-20	9.70	0.09		0.97	1.06	0.10	—	0.06	0.16	—	10.60	10.95	0.91	0.87	0.87	0.86	159,383	87
12-31-19	9.18	0.15		0.58	0.73	0.21	—	—	0.21	—	9.70	8.01	0.85	0.81	0.81	1.57	144,313	72
VY® BrandywineGLOBAL- Bond Portfolio

06-30-24+	9.59	0.20	•	(0.42)	(0.22)	—	—	—	—	—	9.37	(2.29)	0.56	0.56	0.56	4.28	209,109	48
12-31-23	9.29	0.38	•	0.13	0.51	0.21	—	—	0.21	—	9.59	5.53	0.55	0.55	0.55	4.01	228,471	126
12-31-22	11.22	0.16	•	(1.45)	(1.29)	0.11	0.53	—	0.64	—	9.29	(11.89)	0.55	0.56	0.56	1.60	266,314	184
12-31-21	12.03	0.10	•	0.04	0.14	0.19	0.76	—	0.95	—	11.22	1.15	0.54	0.58	0.58	0.84	343,329	57
12-31-20	10.51	0.22	•	1.59	1.81	0.21	0.08	—	0.29	—	12.03	17.47	0.56	0.58	0.58	1.92	318,665	134
12-31-19	9.73	0.25	•	0.73	0.98	0.20	—	—	0.20	—	10.51	10.12	0.61	0.58	0.58	2.48	182,892	449

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

5

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Massachusetts business trust on August 3, 1988. Voya Investors Trust currently consists of twenty-two active separate investment series. The one series included in this report is: VY® BlackRock Inflation Protected Bond Portfolio (“BlackRock Inflation Protected Bond”), a diversified series of Voya Investors Trust.

Voya Variable Insurance Trust is registered under the 1940 Act as an open-end management investment company and was organized as a Delaware statutory trust on July 15, 1999. Voya Variable Insurance Trust consists of one active investment series which is included in this report: VY® BrandywineGLOBAL — Bond Portfolio (“Bond Portfolio”), a diversified series of Voya Variable Insurance Trust.

Voya Investors Trust and Voya Variable Insurance Trust are collectively referred to as the “Trusts.” BlackRock Inflation Protected Bond and Bond Portfolio are each, a “Portfolio” and together, the “Portfolios.” The investment objective of the Portfolios is described in each Portfolio’s Prospectus.

The classes of shares included in this report for BlackRock Inflation Protected Bond are: Adviser (“Class ADV”), Institutional (“Class I”), and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any. Bond Portfolio does not have a share class designation.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of their results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. Net investment income dividends and net capital gain distributions, if any, for Bond Portfolio are declared and paid annually. For BlackRock Inflation Protected Bond, dividends from net investment income, if any, are declared and paid monthly and distributions of net capital gains, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

At June 30, 2024, the maximum amount of loss that BlackRock Inflation Protected Bond would incur if the counterparties to its derivative transactions failed to perform would be $288,451 which represents the gross payments to be received by the Portfolio on OTC purchased options and forward foreign currency contracts were they to be unwound as of June 30, 2024. At June 30, 2024, BlackRock Inflation Protected Bond had received $80,000 in cash collateral from certain counterparties.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between a Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

At June 30, 2024, BlackRock Inflation Protected Bond had a liability position of $225,207 on forward foreign currency contracts, OTC credit default swaps, and OTC written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2024, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2024, BlackRock Inflation Protected Bond had not pledged any cash collateral for its open OTC derivative transactions.

H. Forward Foreign Currency Contracts. A Portfolio may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the Portfolio of Investments.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into forward foreign currency contracts with the obligation to buy and sell specified foreign

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolio uses forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had average contract amounts of $2,995,814 and $6,508,264 on forward foreign currency contracts purchased and sold, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at June 30, 2024.

I. Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when a Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and included within Cash collateral for futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within the Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2024, BlackRock Inflation Protected Bond and Bond Portfolio had purchased and sold futures contracts on various bonds and notes as part of their duration strategy. During the period ended June 30, 2024, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
BlackRock Inflation Protected Bond	$36,169,998	$51,784,356
Bond Portfolio	148,638,852	—

Please refer to the tables within Portfolio of Investments for open futures contracts for BlackRock Inflation Protected Bond and Bond Portfolio at June 30, 2024.

At June 30, 2024, BlackRock Inflation Protected Bond had pledged U.S. Treasuries with an original par value of $980,000 as collateral for open futures contracts.

J. Options Contracts. The Portfolios may purchase put and call options and may write (sell) put options and covered call options. The Portfolios may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the premium received by the Portfolios upon the writing of a put or call option is included in the Statements of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Portfolios will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid. Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that a Portfolio gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that a Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that a Portfolio pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had purchased and written options on exchange-traded futures contracts to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $53,232,888 and $26,735,800, respectively, on purchased and written exchange-traded futures contracts. There were no open purchased and written options on exchange-traded futures contracts at June 30, 2024.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had purchased and written interest rate swap options (“swaptions”) to manage its duration strategy and to generate income. BlackRock Inflation Protected Bond had average notional values of $30,835,644 and $53,078,676, respectively, on purchased and written interest rate swaptions. Please refer to the tables within the Portfolio of Investments for open purchased and written interest rate swaptions at June 30, 2024.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond had purchased foreign currency options to manage its foreign exchange exposure. BlackRock Inflation Protected Bond had an average notional value of $5,978,000 on purchased foreign currency options. Please refer to the tables within the Portfolio of investments for open purchased foreign currency options at June 30, 2024.

K. Swap Agreements. The Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Portfolios may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statements of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Portfolio’s counterparty on the swap agreement becomes the CCP. A Portfolio is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond bought credit protection on certain single-name issuers (corporate or sovereign) with an average notional amount of $964,000 to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which the Portfolio is not otherwise exposed.

During the period ended June 30, 2024, BlackRock Inflation Protected Bond sold credit protection on credit default swap indices (“CDX”) with an average notional amount of $4,573,950 to gain additional exposure to the various sectors of the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.

Please refer to the tables within the Portfolio of Investments for open credit default swaps to buy and sell protection at June 30, 2024.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into interest rate swaps in

 13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amount on long interest rate swaps for BlackRock Inflation Protected Bond was $154,798,036.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into interest rate swaps in which they pay a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amount on short interest rate swaps for BlackRock Inflation Protected Bond was $16,366,803.

The Portfolios enter into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open interest rate swaps at June 30, 2024.

Inflation-linked Swap Contracts. In an inflation-linked swap, one party pays a fixed interest rate on a notional amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional amount.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which they pay a floating rate linked to an inflation index and receive a fixed interest rate (“long inflation-linked swap”). Average notional amount on long inflation-linked swaps for BlackRock Inflation Protected Bond was $3,100,213.

For the period ended June 30, 2024, BlackRock Inflation Protected Bond had entered into inflation-linked swaps in which it pays a fixed interest rate and receives a floating rate linked to an inflation index (“short inflation-linked swap”). Average notional amount on short inflation linked-bonds was $109,044,386.

BlackRock Inflation Protected Bond used inflation-linked swaps as part of their inflation strategy. Please refer to the tables within the Portfolio of Investments for BlackRock Inflation Protected Bond for open inflation-linked swaps at June 30, 2024.

At June 30, 2024, BlackRock Inflation Protected Bond pledged $3,364,000 in cash collateral for open centrally cleared swaps.

L. Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond will be included in interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

M. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

N. Sales Commitments. Sales commitments involve commitments to sell fixed income securities where the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Portfolio will enter into sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of sale commitments are not received until the contractual settlement date. During the time a sale commitment is outstanding, except for delayed delivery transactions, the Portfolio will maintain, in a segregated account, cash or marketable securities in an amount sufficient to meet the purchase price. Unsettled sale commitments are valued at current market value of the underlying securities. If the sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or loss from the sale of the securities, based upon

 14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the unit price established at the date the commitment was entered into. Please refer to the table following the Portfolio of Investments for open sales commitments held by BlackRock Inflation Protected Bond at June 30, 2024.

O. Indemnifications. In the normal course of business, the Portfolios may enter into contracts that provide certain indemnifications. The Trusts’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding U.S. government and short-term securities, were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$192,651,449	$189,871,752
Bond Portfolio	—	6,746,985

U.S. government securities not included above were as follows:

	Purchases	Sales
BlackRock Inflation Protected Bond	$143,824,089	$164,824,526
Bond Portfolio	100,600,742	106,183,208

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into investment management agreements (“Management Agreements”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Each Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
BlackRock Inflation Protected	0.55% on the first $200 million;
Bond(1)	0.50% on the next $800 million; and
0.40% thereafter
Bond Portfolio	0.50% on the first $750 million; and
0.48% thereafter

(1)	The Investment Adviser has contractually agreed to waive 0.05% of the management fee. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into sub-advisory agreements with each sub-adviser. These sub-advisers provide investment advice for the Portfolios and are paid by the Investment Adviser based on the average daily net assets of each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each Portfolio’s assets in accordance with that Portfolio’s investment objectives, policies, and limitations.

Portfolio	Sub-Adviser
BlackRock Inflation Protected Bond	BlackRock Financial Management, Inc.
Bond Portfolio	Brandywine Global Investment Management, LLC

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Voya Investors Trust has entered into a shareholder service plan (the “Plan”) for the Class S shares of BlackRock Inflation Protected Bond. The Plan compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S shares. Under the Plan, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares of BlackRock Inflation Protected Bond have a shareholder service and distribution plan. The Portfolio pays the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiary/Affiliated Investment
Company	Portfolio	Percentage
Voya Institutional Trust Company	BlackRock
	Inflation Protected
	Bond	18.53%
Voya Solution 2025 Portfolio	Bond Portfolio	12.53
Voya Solution 2035 Portfolio	Bond Portfolio	11.30
Voya Solution Income Portfolio	Bond Portfolio	8.19
Voya Solution Moderately Aggressive
Portfolio	Bond Portfolio	8.99

 15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect a Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
BlackRock Inflation Protected Bond	$31,819

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser has entered into written expense limitation agreements (“Expense Limitation Agreements”) with the below Portfolios, whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Maximum Operating Expense Limit (as a percentage of net assets)
BlackRock Inflation Protected	Class ADV: 1.23%
Bond	Class I: 0.63%
Class S: 0.88%
Bond Portfolio	0.58%

With the exception of the non-recoupable management fee waiver for BlackRock Inflation Protected Bond, the Investment Adviser may, at a later date, recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

The amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
BlackRock Inflation Protected Bond
Class ADV	$—	$—	$91	$91
Class I	—	—	27	27
Class S	—	—	221	221

The Expense Limitation Agreements are contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the period ended June 30, 2024:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
BlackRock Inflation Protected Bond	1	$10,179,000	6.33%

 16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)

BlackRock Inflation Protected Bond
Class ADV
6/30/2024	72,522	—	83,804	(439,277)	—	(282,951)	636,510	—	727,614	(3,839,547)	—	(2,475,423)
12/31/2023	300,597	—	142,664	(980,003)	—	(536,742)	2,682,282	—	1,253,985	(8,599,596)	—	(4,663,329)
Class I
6/30/2024	571,113	—	167,354	(567,026)	—	171,441	5,227,632	—	1,516,388	(5,171,123)	—	1,572,897
12/31/2023	1,705,465	—	285,505	(2,945,229)	—	(954,259)	15,616,749	—	2,616,072	(26,971,145)	—	(8,738,324)
Class S
6/30/2024	156,101	—	245,027	(1,132,934)	—	(731,806)	1,413,399	—	2,202,627	(10,246,303)	—	(6,630,277)
12/31/2023	304,172	—	442,310	(3,274,121)	—	(2,527,639)	2,784,423	—	4,021,674	(29,781,848)	—	(22,975,751)
Bond Portfolio
6/30/2024	3,280,491	—	—	(4,771,936)	—	(1,491,445)	30,863,930	—	—	(44,113,192)	—	(13,249,262)
12/31/2023	5,634,277	—	535,758	(11,014,776)	—	(4,844,741)	52,927,045	—	5,046,842	(104,883,514)	—	(46,909,627)

NOTE 10 — SECURITIES LENDING

Under an agreement with BNY, the Portfolios can lend its securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of a Portfolio at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to a Portfolio on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, a Portfolio has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

At June 30, 2024, the Portfolios did not have any outstanding securities on loan.

 17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, paydowns, straddle loss deferrals, swaps and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2023	Year Ended December 31, 2022
	Ordinary Income	Ordinary Income	Long-term Capital Gains	Return of Capital
BlackRock Inflation Protected Bond	$7,891,731	$10,633,925	$—	$1,431,581
Bond Portfolio	5,046,842	11,934,135	5,177,646	—

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

	Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards		Total Distributable
	Income	(Depreciation)	Amount	Character	Earnings/(Loss)
BlackRock Inflation Protected Bond	$79,598	$(15,331,247)	$(10,849,324)	Short-term	$(87,301,256)
			(61,200,283)	Long-term
			$(72,049,607)
Bond Portfolio	9,402,332	176,932	(26,875,666)	Short-term	(24,103,607)
			(6,807,205)	Long-term
			$(33,682,871)

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (BlackRock Inflation Protected Bond).

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial

 18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 13 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by

Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 14 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolios paid dividends from net investment income of:

	Per Share		Record
	Amount	Payable Date	Date

BlackRock Inflation Protected Bond
Class ADV	$0.0290	August 1, 2024	July 30, 2024
Class I	$0.0338	August 1, 2024	July 30, 2024
Class S	$0.0317	August 1, 2024	July 30, 2024

Bond Portfolio
	$0.4216	July 16, 2024	July 12, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

 19

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: 49.2%
	United States Treasury Bonds: 0.2%
455,000	3.000%, 02/15/2049	$344,734	0.2

	United States Treasury Inflation Indexed Bonds: 19.4%
1,506,934	0.125%, 01/15/2030	1,466,751	0.7
2,697,699	0.125%, 02/15/2051	1,562,119	0.7
3,086,199	0.125%, 02/15/2052	1,754,925	0.8
2,615,999	0.250%, 02/15/2050	1,599,232	0.8
2,693,466	0.625%, 02/15/2043	2,024,699	1.0
3,364,562	0.750%, 02/15/2042	2,631,244	1.3
4,054,478 (1)	0.750%, 02/15/2045	3,040,434	1.5
2,714,722	0.875%, 02/15/2047	2,040,714	1.0
2,090,814	1.000%, 02/15/2046	1,633,270	0.8
1,767,385	1.000%, 02/15/2048	1,354,679	0.6
1,227,349	1.000%, 02/15/2049	933,306	0.4
3,565,204	1.375%, 02/15/2044	3,058,603	1.5
2,797,910	1.500%, 02/15/2053	2,353,079	1.1
724,388 (1)	1.750%, 01/15/2028	713,048	0.3
1,155,169	2.125%, 02/15/2040	1,144,405	0.5
2,226,418	2.125%, 02/15/2041	2,209,526	1.1
1,678,835	2.375%, 10/15/2028	1,701,236	0.8
1,752,480	2.500%, 01/15/2029	1,783,690	0.9
1,157,038	3.375%, 04/15/2032	1,263,714	0.6
2,593,833	3.625%, 04/15/2028	2,726,728	1.3
3,219,522	3.875%, 04/15/2029	3,478,615	1.7
		40,474,017	19.4
	United States Treasury Inflation Indexed Notes: 29.6%
138,814	0.125%, 04/15/2027	130,636	0.1
591,065	0.125%, 01/15/2030	532,156	0.2
3,149,045	0.125%, 07/15/2030	2,818,790	1.3
4,167,535	0.125%, 01/15/2031	3,680,148	1.8
6,627,257	0.125%, 07/15/2031	5,822,015	2.8
7,623,681 (1)	0.125%, 01/15/2032	6,603,303	3.1
1,287,069	0.250%, 07/15/2029	1,182,231	0.6
1,993,168	0.375%, 07/15/2027	1,891,859	0.9
8,347,303	0.625%, 07/15/2032	7,488,377	3.6
587,082	0.750%, 07/15/2028	558,026	0.3
7,810,366	1.125%, 01/15/2033	7,229,611	3.4
8,019,167	1.375%, 07/15/2033	7,575,826	3.6
2,525,298	1.625%, 10/15/2027	2,484,680	1.2
7,905,233	1.750%, 01/15/2034	7,674,664	3.7
6,249,522	2.125%, 04/15/2029	6,258,716	3.0
		61,931,038	29.6

	Total U.S. Treasury Obligations
	(Cost $112,161,555)	102,749,789	49.2

CORPORATE BONDS/NOTES: 25.1%
	Basic Materials: 0.7%
400,000 (2)	Anglo American Capital PLC, 2.625%, 09/10/2030	342,875	0.2
467,000 (2)	Anglo American Capital PLC, 4.500%, 03/15/2028	454,155	0.2
200,000 (2)	Anglo American Capital PLC, 5.625%, 04/01/2030	201,878	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Basic Materials: (continued)
65,000 (2)	Glencore Funding LLC, 3.875%, 10/27/2027	$62,044	0.0
314,000 (2)	Glencore Funding LLC, 5.371%, 04/04/2029	312,644	0.2
43,000 (2)	Glencore Funding LLC, 6.125%, 10/06/2028	44,034	0.0
63,000 (2)	Glencore Funding LLC, 6.375%, 10/06/2030	65,699	0.0
66,000	Newmont Corp., 2.600%, 07/15/2032	55,037	0.0
		1,538,366	0.7

	Communications: 1.7%
345,000	AT&T, Inc., 3.650%, 09/15/2059	231,553	0.1
102,000	AT&T, Inc., 3.850%, 06/01/2060	71,201	0.0
175,000	AT&T, Inc., 4.500%, 03/09/2048	144,429	0.1
198,000	AT&T, Inc., 5.700%, 03/01/2057	192,055	0.1
43,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	25,135	0.0
129,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	80,970	0.0
88,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.950%, 06/30/2062	52,185	0.0
137,000	Comcast Corp., 2.937%, 11/01/2056	82,711	0.0
164,000	Comcast Corp., 2.987%, 11/01/2063	96,339	0.1
231,000	Meta Platforms, Inc., 5.750%, 05/15/2063	237,529	0.1
21,000	Motorola Solutions, Inc., 5.600%, 06/01/2032	21,245	0.0
16,000	Paramount Global, 4.950%, 05/19/2050	11,154	0.0
21,000	Paramount Global, 5.250%, 04/01/2044	15,347	0.0
110,000	Rogers Communications, Inc., 5.300%, 02/15/2034	107,978	0.1
750,000	Sprint LLC, 7.625%, 03/01/2026	771,330	0.4
258,000	T-Mobile USA, Inc., 3.750%, 04/15/2027	248,031	0.1
206,000	T-Mobile USA, Inc., 4.800%, 07/15/2028	203,261	0.1

See Accompanying Notes to Financial Statements

20

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications: (continued)
279,000	T-Mobile USA, Inc., 5.050%, 07/15/2033	$273,061	0.1
75,000	Verizon Communications, Inc., 1.750%, 01/20/2031	60,717	0.0
145,000	Verizon Communications, Inc., 2.100%, 03/22/2028	130,434	0.1
29,000	Verizon Communications, Inc., 4.016%, 12/03/2029	27,417	0.0
98,000	Verizon Communications, Inc., 4.272%, 01/15/2036	88,835	0.1
17,000	Verizon Communications, Inc., 4.329%, 09/21/2028	16,533	0.0
421,000	Verizon Communications, Inc., 5.050%, 05/09/2033	415,212	0.2
		3,604,662	1.7

	Consumer, Cyclical: 0.5%
200,000	Ford Motor Credit Co. LLC, 6.125%, 03/08/2034	197,961	0.1
60,000	General Motors Financial Co., Inc., 5.600%, 06/18/2031	59,572	0.0
24,000	General Motors Financial Co., Inc., 5.750%, 02/08/2031	24,072	0.0
137,000	General Motors Financial Co., Inc., 5.950%, 04/04/2034	137,171	0.1
26,000	Las Vegas Sands Corp., 5.900%, 06/01/2027	26,147	0.0
525,000	Lowe’s Cos., Inc., 1.700%, 09/15/2028	458,918	0.2
91,000	Lowe’s Cos., Inc., 1.700%, 10/15/2030	74,328	0.1
39,000	Marriott International, Inc., 5.300%, 05/15/2034	38,306	0.0
		1,016,475	0.5

	Consumer, Non-cyclical: 3.5%
398,000	AbbVie, Inc., 4.500%, 05/14/2035	375,585	0.2
109,000	AbbVie, Inc., 5.050%, 03/15/2034	108,722	0.1
209,000	Altria Group, Inc., 3.700%, 02/04/2051	141,382	0.1
110,000	Altria Group, Inc., 4.800%, 02/14/2029	108,238	0.1
160,000	Altria Group, Inc., 6.200%, 11/01/2028	166,011	0.1
140,000	Altria Group, Inc., 6.875%, 11/01/2033	151,411	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
97,000	Amgen, Inc., 2.770%, 09/01/2053	$58,127	0.0
100,000	Amgen, Inc., 4.200%, 02/22/2052	79,134	0.0
453,000	Amgen, Inc., 5.150%, 03/02/2028	453,016	0.2
154,000	Amgen, Inc., 5.750%, 03/02/2063	150,947	0.1
101,000	BAT Capital Corp., 2.259%, 03/25/2028	90,522	0.0
206,000	BAT Capital Corp., 4.540%, 08/15/2047	158,774	0.1
33,000	BAT Capital Corp., 4.758%, 09/06/2049	26,013	0.0
14,000	BAT Capital Corp., 5.650%, 03/16/2052	12,517	0.0
297,000	BAT Capital Corp., 7.081%, 08/02/2053	316,047	0.2
463,000	BAT International Finance PLC, 4.448%, 03/16/2028	448,387	0.2
120,000	Becton Dickinson & Co., 4.693%, 02/13/2028	118,325	0.1
150,000	BHSH System Obligated Group 19A, 3.487%, 07/15/2049	112,750	0.1
80,000	Bristol-Myers Squibb Co., 5.100%, 02/22/2031	80,329	0.0
225,000	CommonSpirit Health, 2.782%, 10/01/2030	195,078	0.1
150,000	CommonSpirit Health, 3.817%, 10/01/2049	114,217	0.1
212,000	CVS Health Corp., 5.000%, 01/30/2029	209,895	0.1
83,000	CVS Health Corp., 5.125%, 02/21/2030	82,125	0.0
64,000	CVS Health Corp., 5.400%, 06/01/2029	64,099	0.0
1,000	Elevance Health, Inc., 5.650%, 06/15/2054	990	0.0
71,000	Elevance Health, Inc., 6.100%, 10/15/2052	74,483	0.0
300,000	Franciscan Missionaries of Our Lady Health System, Inc. B, 3.914%, 07/01/2049	230,712	0.1
576,000 (2)	Gartner, Inc., 4.500%, 07/01/2028	555,642	0.3
387,000	Gilead Sciences, Inc., 1.650%, 10/01/2030	318,998	0.2
23,000	Global Payments, Inc., 3.200%, 08/15/2029	20,673	0.0
59,000	Global Payments, Inc., 4.950%, 08/15/2027	58,435	0.0
104,000	HCA, Inc., 3.500%, 09/01/2030	93,840	0.0
675,000	HCA, Inc., 5.200%, 06/01/2028	672,502	0.3

See Accompanying Notes to Financial Statements

21

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical: (continued)
112,000	HCA, Inc., 5.450%, 04/01/2031	$111,951	0.1
199,000	Humana, Inc., 1.350%, 02/03/2027	180,360	0.1
19,000	Humana, Inc., 3.950%, 03/15/2027	18,375	0.0
150,000	Kaiser Foundation Hospitals 2021, 3.002%, 06/01/2051	100,073	0.1
70,000	Moody’s Corp., 4.250%, 02/01/2029	68,123	0.0
175,000	Mount Nittany Medical Center Obligated Group 2022, 3.799%, 11/15/2052	135,658	0.1
26,000	Pfizer Investment Enterprises Pte Ltd., 4.750%, 05/19/2033	25,344	0.0
131,000	Pfizer, Inc., 2.700%, 05/28/2050	84,226	0.0
48,000	Philip Morris International, Inc., 4.875%, 02/13/2029	47,483	0.0
12,000	RELX Capital, Inc., 4.000%, 03/18/2029	11,540	0.0
206,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	197,598	0.1
157,000 (2)	Solventum Corp., 5.450%, 02/25/2027	156,880	0.1
64,000 (2)	Solventum Corp., 6.000%, 05/15/2064	60,792	0.0
63,000	Thermo Fisher Scientific, Inc., 5.086%, 08/10/2033	62,862	0.0
65,000	UnitedHealth Group, Inc., 5.050%, 04/15/2053	60,250	0.0
84,000	UnitedHealth Group, Inc., 5.500%, 04/15/2064	81,398	0.0
		7,250,839	3.5

	Energy: 5.7%
274,000	Apache Corp., 4.250%, 01/15/2030	255,840	0.1
19,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	11,687	0.0
37,000	BP Capital Markets America, Inc., 3.379%, 02/08/2061	24,314	0.0
102,000	BP Capital Markets America, Inc., 4.989%, 04/10/2034	99,825	0.1
85,000 (2)	Cameron LNG LLC, 3.302%, 01/15/2035	70,024	0.0
288,000 (2)	Cameron LNG LLC, 3.402%, 01/15/2038	233,028	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
46,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	$42,523	0.0
893,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	891,819	0.4
163,000	Cheniere Energy Partners L.P., 4.000%, 03/01/2031	148,334	0.1
108,000	Cheniere Energy Partners L.P., 4.500%, 10/01/2029	102,953	0.1
218,000	Cheniere Energy Partners L.P., 5.950%, 06/30/2033	221,176	0.1
302,000 (2)	Cheniere Energy, Inc., 5.650%, 04/15/2034	302,427	0.2
27,000	Chevron Corp., 3.078%, 05/11/2050	18,444	0.0
64,000	Devon Energy Corp., 4.500%, 01/15/2030	61,614	0.0
24,000	Devon Energy Corp., 5.250%, 10/15/2027	23,940	0.0
1,143,000	Diamondback Energy, Inc., 3.125%, 03/24/2031	1,005,148	0.5
615,000	Diamondback Energy, Inc., 3.250%, 12/01/2026	587,878	0.3
1,397,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	1,288,887	0.6
142,000	Diamondback Energy, Inc., 5.150%, 01/30/2030	141,438	0.1
152,000	Diamondback Energy, Inc., 5.900%, 04/18/2064	146,834	0.1
37,000	Energy Transfer L.P., 4.950%, 05/15/2028	36,452	0.0
101,000	Energy Transfer L.P., 5.000%, 05/15/2050	85,805	0.0
265,000	Energy Transfer L.P., 5.500%, 06/01/2027	265,832	0.1
162,000	Energy Transfer L.P., 6.050%, 09/01/2054	159,850	0.1
106,000	Energy Transfer L.P., 6.250%, 04/15/2049	105,541	0.1
96,000	Energy Transfer L.P., 6.400%, 12/01/2030	101,006	0.1
30,000	Energy Transfer L.P., 6.550%, 12/01/2033	31,812	0.0
105,000	EnLink Midstream Partners L.P., 5.450%, 06/01/2047	91,175	0.1
194,000 (2)	EQT Corp., 3.625%, 05/15/2031	171,267	0.1
935,000	EQT Corp., 3.900%, 10/01/2027	894,366	0.4

See Accompanying Notes to Financial Statements

22

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
235,000	EQT Corp., 5.700%, 04/01/2028	$237,463	0.1
8,000	EQT Corp., 7.000%, 02/01/2030	8,495	0.0
45,000	Exxon Mobil Corp., 3.452%, 04/15/2051	32,501	0.0
43,000	Kinder Morgan, Inc., 3.250%, 08/01/2050	27,456	0.0
201,000	Kinder Morgan, Inc., 5.000%, 02/01/2029	198,813	0.1
19,000	Kinder Morgan, Inc., 5.300%, 12/01/2034	18,424	0.0
106,000 (2)	NGPL PipeCo LLC, 3.250%, 07/15/2031	90,643	0.1
497,000 (2)	NGPL PipeCo LLC, 4.875%, 08/15/2027	486,385	0.2
478,000	Northwest Pipeline LLC, 4.000%, 04/01/2027	463,329	0.2
52,000	Ovintiv, Inc., 6.250%, 07/15/2033	53,636	0.0
52,000	Ovintiv, Inc., 7.100%, 07/15/2053	57,098	0.0
200,000	Project Grange, 6.500%, 03/20/2045	200,000	0.1
908,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	876,326	0.4
390,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	386,833	0.2
24,000	Targa Resources Corp., 4.950%, 04/15/2052	20,467	0.0
209,000	Targa Resources Corp., 5.200%, 07/01/2027	208,666	0.1
30,000	Targa Resources Corp., 6.500%, 02/15/2053	31,545	0.0
29,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.000%, 01/15/2032	26,145	0.0
153,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 4.875%, 02/01/2031	146,096	0.1
222,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	217,592	0.1
34,000 (2)	Texas Eastern Transmission L.P., 3.500%, 01/15/2028	32,100	0.0
103,000	Transcontinental Gas Pipe Line Co. LLC, 3.950%, 05/15/2050	78,096	0.0
277,000	Transcontinental Gas Pipe Line Co. LLC, 4.000%, 03/15/2028	265,632	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: (continued)
230,000	Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/2026	$236,742	0.1
		12,021,722	5.7

	Financial: 7.2%
17,000	American International Group, Inc., 4.375%, 06/30/2050	14,094	0.0
92,000	American Tower Corp., 2.300%, 09/15/2031	75,098	0.0
268,000	American Tower Corp., 3.550%, 07/15/2027	254,385	0.1
219,000	American Tower Corp., 3.800%, 08/15/2029	203,636	0.1
23,000	American Tower Corp., 4.050%, 03/15/2032	21,038	0.0
110,000	American Tower Corp., 5.200%, 02/15/2029	109,660	0.1
18,000	American Tower Corp., 5.800%, 11/15/2028	18,356	0.0
501,000 (3)	Bank of America Corp., 5.468%, 01/23/2035	500,678	0.2
570,000 (3)	Bank of America Corp., 5.819%, 09/15/2029	582,040	0.3
59,000 (3)	Bank of America Corp., MTN, 2.676%, 06/19/2041	41,247	0.0
109,000 (3)	Bank of America Corp., MTN, 2.831%, 10/24/2051	69,000	0.0
378,000 (3)	Bank of America Corp., MTN, 2.972%, 02/04/2033	320,014	0.2
36,000 (3)	Citigroup, Inc., 2.520%, 11/03/2032	29,591	0.0
104,000 (3)	Citigroup, Inc., 2.666%, 01/29/2031	90,600	0.0
120,000 (3)	Citigroup, Inc., 3.980%, 03/20/2030	113,308	0.1
56,000 (3)	Citigroup, Inc., 4.910%, 05/24/2033	53,794	0.0
145,000 (3)	Citigroup, Inc., 5.449%, 06/11/2035	143,919	0.1
181,000 (3)	Citigroup, Inc. VAR, 3.070%, 02/24/2028	170,850	0.1
500,000	Credit Suisse AG/ New York NY, 5.000%, 07/09/2027	496,038	0.2
29,000	Crown Castle, Inc., 2.100%, 04/01/2031	23,495	0.0
183,000	Crown Castle, Inc., 2.250%, 01/15/2031	150,571	0.1
37,000	Crown Castle, Inc., 2.500%, 07/15/2031	30,585	0.0
80,000	Crown Castle, Inc., 2.900%, 03/15/2027	75,114	0.0
91,000	Crown Castle, Inc., 3.650%, 09/01/2027	86,523	0.0

See Accompanying Notes to Financial Statements

23

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
221,000	Equinix, Inc., 2.000%, 05/15/2028	$195,818	0.1
127,000	Equinix, Inc., 2.150%, 07/15/2030	106,531	0.1
36,000	Equinix, Inc., 2.500%, 05/15/2031	30,174	0.0
218,000	Equinix, Inc., 3.200%, 11/18/2029	196,498	0.1
132,000	Equinix, Inc., 3.900%, 04/15/2032	120,077	0.1
394,000	GLP Capital L.P. / GLP Financing II, Inc., 3.250%, 01/15/2032	331,497	0.2
588,000	GLP Capital L.P. / GLP Financing II, Inc., 5.300%, 01/15/2029	579,776	0.3
338,000 (3)	Goldman Sachs Group, Inc., 1.948%, 10/21/2027	312,189	0.2
390,000 (3)	Goldman Sachs Group, Inc., 2.650%, 10/21/2032	324,380	0.2
477,000 (3)	Goldman Sachs Group, Inc., 3.102%, 02/24/2033	407,537	0.2
750,000 (3)	Goldman Sachs Group, Inc., 5.727%, 04/25/2030	763,486	0.4
415,000 (3)	Goldman Sachs Group, Inc., 5.851%, 04/25/2035	425,263	0.2
91,000 (3)	Goldman Sachs Group, Inc., 6.484%, 10/24/2029	95,026	0.1
335,000 (3)	JPMorgan Chase & Co., 1.953%, 02/04/2032	272,605	0.1
51,000 (3)	JPMorgan Chase & Co., 2.522%, 04/22/2031	44,097	0.0
230,000 (3)	JPMorgan Chase & Co., 5.012%, 01/23/2030	228,282	0.1
105,000 (3)	JPMorgan Chase & Co., 5.336%, 01/23/2035	104,417	0.1
164,000 (3)	JPMorgan Chase & Co., 5.571%, 04/22/2028	165,363	0.1
198,000 (3)	JPMorgan Chase & Co., 5.766%, 04/22/2035	203,225	0.1
294,000 (3)	JPMorgan Chase & Co., 6.087%, 10/23/2029	303,848	0.2
93,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	79,274	0.0
548,000 (3)	Morgan Stanley, 2.943%, 01/21/2033	465,958	0.2
70,000 (3)	Morgan Stanley, 5.173%, 01/16/2030	69,840	0.0
266,000 (3)	Morgan Stanley, 5.449%, 07/20/2029	267,689	0.1
160,000 (3)	Morgan Stanley, 5.656%, 04/18/2030	162,748	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial: (continued)
655,000 (3)	Morgan Stanley, 5.831%, 04/19/2035	$671,674	0.3
622,000 (3)	Morgan Stanley, 6.407%, 11/01/2029	649,135	0.3
60,000 (3)	Morgan Stanley, GMTN, 2.239%, 07/21/2032	49,035	0.0
26,000 (3)	Morgan Stanley, MTN, 1.794%, 02/13/2032	20,876	0.0
52,000 (3)	Morgan Stanley, MTN, 2.511%, 10/20/2032	42,998	0.0
245,000 (3)	Morgan Stanley, MTN, 3.622%, 04/01/2031	224,900	0.1
693,000 (3)	Morgan Stanley, MTN, 5.164%, 04/20/2029	690,907	0.3
83,000	National Retail Properties, Inc., 3.000%, 04/15/2052	51,765	0.0
200,000 (2)(3)	UBS Group AG, 5.699%, 02/08/2035	199,877	0.1
689,000	VICI Properties L.P., 4.750%, 02/15/2028	673,557	0.3
206,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 3.750%, 02/15/2027	195,832	0.1
194,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 3.875%, 02/15/2029	179,528	0.1
180,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.125%, 08/15/2030	163,846	0.1
190,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.250%, 12/01/2026	183,391	0.1
442,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.500%, 09/01/2026	430,754	0.2
28,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 4.625%, 12/01/2029	26,520	0.0
160,000 (2)	VICI Properties L.P. / VICI Note Co., Inc., 5.750%, 02/01/2027	160,124	0.1
247,000 (3)	Wells Fargo & Co., 5.499%, 01/23/2035	246,234	0.1
24,000 (3)	Wells Fargo & Co., 6.491%, 10/23/2034	25,595	0.0
55,000 (3)	Wells Fargo & Co., MTN, 4.611%, 04/25/2053	47,040	0.0
197,000 (3)	Wells Fargo & Co., MTN, 5.574%, 07/25/2029	198,823	0.1
		15,061,643	7.2

	Industrial: 1.6%
652,000 (2)	BAE Systems Holdings, Inc., 3.850%, 12/15/2025	636,114	0.3
13,000	Berry Global, Inc., 5.500%, 04/15/2028	12,979	0.0

See Accompanying Notes to Financial Statements

24

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
9,000	Boeing Co., 5.930%, 05/01/2060	$8,052	0.0
42,000 (2)	Boeing Co., 6.858%, 05/01/2054	43,134	0.0
27,000 (2)	Boeing Co., 7.008%, 05/01/2064	27,665	0.0
176,000	Burlington Northern Santa Fe LLC, 3.300%, 09/15/2051	122,542	0.1
25,000	Burlington Northern Santa Fe LLC, 5.500%, 03/15/2055	25,064	0.0
20,000	CNH Industrial Capital LLC, 5.100%, 04/20/2029	19,926	0.0
41,000	Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	38,645	0.0
244,000	L3Harris Technologies, Inc., 3.850%, 12/15/2026	235,871	0.1
309,000	L3Harris Technologies, Inc., 5.050%, 06/01/2029	306,934	0.2
180,000	L3Harris Technologies, Inc., 5.250%, 06/01/2031	179,480	0.1
302,000	L3Harris Technologies, Inc., 5.400%, 01/15/2027	303,309	0.2
26,000	L3Harris Technologies, Inc., 5.600%, 07/31/2053	25,809	0.0
70,000	Lockheed Martin Corp., 4.450%, 05/15/2028	68,966	0.0
36,000	Norfolk Southern Corp., 3.050%, 05/15/2050	23,431	0.0
156,000	Norfolk Southern Corp., 3.155%, 05/15/2055	99,046	0.1
134,000	Northrop Grumman Corp., 4.700%, 03/15/2033	129,347	0.1
44,000	Northrop Grumman Corp., 5.200%, 06/01/2054	41,233	0.0
21,000	Raytheon Technologies Corp., 2.820%, 09/01/2051	12,802	0.0
37,000	Raytheon Technologies Corp., 3.125%, 07/01/2050	24,324	0.0
32,000	RTX Corp., 5.400%, 05/01/2035	32,156	0.0
212,000	RTX Corp., 5.750%, 01/15/2029	217,738	0.1
424,000	RTX Corp., 6.100%, 03/15/2034	446,532	0.2
34,000	Textron, Inc., 3.900%, 09/17/2029	31,911	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial: (continued)
28,000	Union Pacific Corp., 2.950%, 03/10/2052	$18,038	0.0
168,000	Union Pacific Corp., 4.500%, 01/20/2033	161,915	0.1
		3,292,963	1.6

	Technology: 0.9%
164,000	Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.500%, 01/15/2028	155,233	0.1
13,000 (2)	Broadcom, Inc., 2.600%, 02/15/2033	10,540	0.0
173,000 (2)	Broadcom, Inc., 3.137%, 11/15/2035	138,600	0.1
28,000 (2)	Broadcom, Inc., 3.187%, 11/15/2036	22,169	0.0
62,000	Broadcom, Inc., 4.150%, 11/15/2030	58,582	0.1
38,000	Dell International LLC / EMC Corp., 3.450%, 12/15/2051	25,772	0.0
200,000 (2)	Foundry JV Holdco LLC, 6.150%, 01/25/2032	204,054	0.1
50,000	Hewlett Packard Enterprise Co., 5.250%, 07/01/2028	50,310	0.0
32,000	Intel Corp., 3.200%, 08/12/2061	19,754	0.0
163,000	KLA Corp., 4.100%, 03/15/2029	158,373	0.1
43,000	KLA Corp., 5.250%, 07/15/2062	41,098	0.0
269,000 (2)	MSCI, Inc., 3.625%, 09/01/2030	241,723	0.1
20,000 (2)	MSCI, Inc., 3.625%, 11/01/2031	17,568	0.0
23,000 (2)	MSCI, Inc., 3.875%, 02/15/2031	20,735	0.0
55,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.500%, 05/11/2031	46,143	0.0
138,000	Oracle Corp., 3.850%, 07/15/2036	116,414	0.1
36,000	Oracle Corp., 3.850%, 04/01/2060	24,772	0.0
27,000	Oracle Corp., 4.100%, 03/25/2061	19,366	0.0
304,000	Oracle Corp., 4.375%, 05/15/2055	237,556	0.1
13,000	Texas Instruments, Inc., 4.100%, 08/16/2052	10,664	0.0
28,000	Texas Instruments, Inc., 5.050%, 05/18/2063	26,042	0.0
200,000	TSMC Arizona Corp., 4.250%, 04/22/2032	193,625	0.1
		1,839,093	0.9

See Accompanying Notes to Financial Statements

25

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: 3.3%
17,000	AEP Texas, Inc., 3.450%, 05/15/2051	$11,198	0.0
82,000	AEP Texas, Inc., 5.250%, 05/15/2052	73,345	0.0
274,000	AEP Texas, Inc., 5.400%, 06/01/2033	266,965	0.1
157,000	AEP Transmission Co. LLC, 5.150%, 04/01/2034	153,559	0.1
318,000	AEP Transmission Co. LLC N, 2.750%, 08/15/2051	190,766	0.1
48,000	Alabama Power Co., 3.000%, 03/15/2052	31,134	0.0
146,000	Alabama Power Co., 3.125%, 07/15/2051	96,788	0.1
136,000	Baltimore Gas and Electric Co., 4.550%, 06/01/2052	113,511	0.1
70,000	CenterPoint Energy Houston Electric LLC AH, 3.600%, 03/01/2052	50,761	0.0
13,000	CenterPoint Energy Resources Corp., 1.750%, 10/01/2030	10,611	0.0
10,000	CenterPoint Energy Resources Corp., 5.250%, 03/01/2028	10,041	0.0
30,000	CenterPoint Energy Resources Corp., 5.400%, 07/01/2034	29,717	0.0
34,000	Consolidated Edison Co. of New York, Inc., 5.700%, 05/15/2054	33,944	0.0
172,000	Consumers Energy Co., 2.650%, 08/15/2052	105,971	0.1
20,000	Dominion Energy South Carolina, Inc., 6.250%, 10/15/2053	21,570	0.0
64,000	Duke Energy Carolinas LLC, 2.450%, 02/01/2030	56,079	0.0
45,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	30,218	0.0
71,000	Duke Energy Carolinas LLC, 3.450%, 04/15/2051	49,740	0.0
202,000	Duke Energy Carolinas LLC, 4.950%, 01/15/2033	198,662	0.1
90,000	Duke Energy Carolinas LLC, 5.350%, 01/15/2053	85,576	0.0
173,000	Duke Energy Florida LLC, 1.750%, 06/15/2030	143,632	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
316,000	Duke Energy Florida LLC, 2.500%, 12/01/2029	$278,910	0.1
14,000	Duke Energy Florida LLC, 3.400%, 10/01/2046	9,870	0.0
188,000	Duke Energy Florida LLC, 3.800%, 07/15/2028	179,688	0.1
60,000	Duke Energy Florida LLC, 5.950%, 11/15/2052	61,171	0.0
74,000	Duke Energy Ohio, Inc., 3.650%, 02/01/2029	69,887	0.0
191,000	Duke Energy Progress LLC, 2.900%, 08/15/2051	118,573	0.1
105,000	Duke Energy Progress LLC, 5.100%, 03/15/2034	104,215	0.1
90,000	Duke Energy Progress LLC, 5.250%, 03/15/2033	89,833	0.1
19,000	Edison International, 5.250%, 11/15/2028	18,842	0.0
170,000	Edison International, 5.750%, 06/15/2027	171,564	0.1
222,000	Edison International, 6.950%, 11/15/2029	236,142	0.1
154,000	Eversource Energy, 5.450%, 03/01/2028	154,520	0.1
12,000	Exelon Corp., 5.150%, 03/15/2028	11,977	0.0
378,000	FirstEnergy Corp. B, 4.150%, 07/15/2027	362,978	0.2
67,000	FirstEnergy Corp. C, 3.400%, 03/01/2050	44,889	0.0
231,000 (2)	FirstEnergy Transmission LLC, 4.550%, 04/01/2049	191,230	0.1
224,000	Florida Power & Light Co., 2.875%, 12/04/2051	142,391	0.1
35,000	Florida Power & Light Co., 3.150%, 10/01/2049	23,848	0.0
30,000	Florida Power & Light Co., 3.950%, 03/01/2048	23,600	0.0
100,000	Florida Power & Light Co., 5.600%, 06/15/2054	101,089	0.1
88,000	Georgia Power Co., 4.950%, 05/17/2033	85,853	0.0
2,000	Georgia Power Co., 5.250%, 03/15/2034	1,994	0.0
138,000	MidAmerican Energy Co., 5.300%, 02/01/2055	131,523	0.1

See Accompanying Notes to Financial Statements

26

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
110,000	MidAmerican Energy Co., 5.850%, 09/15/2054	$112,779	0.1
75,000	NiSource, Inc., 1.700%, 02/15/2031	59,675	0.0
86,000	NiSource, Inc., 5.250%, 03/30/2028	85,935	0.1
48,000	Northern States Power Co., 5.400%, 03/15/2054	46,320	0.0
263,000	Ohio Power Co., 5.000%, 06/01/2033	253,468	0.1
63,000	Ohio Power Co. R, 2.900%, 10/01/2051	38,564	0.0
32,000	ONE Gas, Inc., 2.000%, 05/15/2030	27,122	0.0
100,000	Pacific Gas and Electric Co., 3.950%, 12/01/2047	71,701	0.0
36,000	Pacific Gas and Electric Co., 5.800%, 05/15/2034	35,789	0.0
334,000	Pacific Gas and Electric Co., 6.400%, 06/15/2033	345,204	0.2
53,000	Pacific Gas and Electric Co., 6.750%, 01/15/2053	55,061	0.0
192,000	PECO Energy Co., 2.850%, 09/15/2051	118,814	0.1
37,000	PECO Energy Co., 4.375%, 08/15/2052	30,476	0.0
67,000	Piedmont Natural Gas Co., Inc., 3.500%, 06/01/2029	61,920	0.0
63,000	Public Service Electric and Gas Co., MTN, 2.050%, 08/01/2050	34,122	0.0
34,000	Public Service Electric and Gas Co., MTN, 4.900%, 12/15/2032	33,484	0.0
76,000	San Diego Gas & Electric Co. UUU, 3.320%, 04/15/2050	51,781	0.0
20,000	Southern California Edison Co., 3.650%, 02/01/2050	14,232	0.0
32,000	Southern California Edison Co., 5.150%, 06/01/2029	31,982	0.0
26,000	Southern California Edison Co., 5.300%, 03/01/2028	26,059	0.0
305,000	Southern California Edison Co., 5.650%, 10/01/2028	310,385	0.2
87,000	Southern California Edison Co., 5.875%, 12/01/2053	86,927	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities: (continued)
139,000	Southern California Edison Co., 5.950%, 11/01/2032	$143,730	0.1
73,000	Southwest Gas Corp., 5.450%, 03/23/2028	73,585	0.0
20,000	Spire Missouri, Inc., 4.800%, 02/15/2033	19,457	0.0
4,000	Union Electric Co., 3.900%, 04/01/2052	3,065	0.0
7,000	Union Electric Co., 5.250%, 01/15/2054	6,540	0.0
5,000	Virginia Electric and Power Co., 5.350%, 01/15/2054	4,724	0.0
76,000	Virginia Electric and Power Co., 5.700%, 08/15/2053	75,759	0.0
191,000 (2)	Vistra Operations Co. LLC, 6.000%, 04/15/2034	191,585	0.1
12,000	Wisconsin Power and Light Co., 4.950%, 04/01/2033	11,621	0.0
		6,840,241	3.3

	Total Corporate Bonds/Notes
	(Cost $53,294,501)	52,466,004	25.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 14.1%
	Government National Mortgage Association: 2.3%
88,195	2.000%, 11/20/2050	71,524	0.0
659,972	2.000%, 12/20/2050	535,096	0.2
180,765	2.000%, 01/20/2051	146,520	0.1
132,912	2.000%, 02/20/2051	107,681	0.0
590,561	2.500%, 06/20/2052	496,672	0.2
329,561	2.500%, 07/20/2052	277,469	0.1
146,400 (4)	2.500%, 07/15/2054	123,085	0.1
405,586	3.000%, 08/20/2051	354,111	0.2
107,568	3.000%, 12/20/2051	93,839	0.0
271,000 (4)	3.000%, 07/15/2054	236,151	0.1
484,967	3.500%, 05/20/2047	440,956	0.2
131,000 (4)	3.500%, 07/15/2054	117,634	0.1
201,164	4.000%, 09/20/2048	188,140	0.1
199,000 (4)	4.000%, 07/15/2054	183,912	0.1
149,878	4.500%, 08/20/2048	144,261	0.1
203,000 (4)	4.500%, 07/15/2054	193,007	0.1
345,000 (4)	5.000%, 07/15/2054	335,965	0.2
340,000 (4)	5.500%, 07/15/2054	337,367	0.2
250,000 (4)	6.000%, 07/15/2054	251,077	0.1
200,000 (4)	6.500%, 07/15/2054	202,881	0.1
		4,837,348	2.3
	Uniform Mortgage-Backed Securities: 11.8%
150,807	1.500%, 04/01/2036	130,591	0.1
51,816	1.500%, 05/01/2036	44,710	0.0
110,349	1.500%, 06/01/2036	95,014	0.1
500,990	1.500%, 11/01/2041	404,079	0.2
296,142	1.500%, 12/01/2041	238,856	0.1
51,278	1.500%, 10/01/2050	38,518	0.0

See Accompanying Notes to Financial Statements

27

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
59,529	1.500%, 10/01/2050	$44,675	0.0
46,548	1.500%, 11/01/2050	34,937	0.0
61,296	1.500%, 03/01/2051	45,856	0.0
77,351	1.500%, 03/01/2051	58,115	0.0
9,958	1.500%, 05/01/2051	7,479	0.0
7,552	1.500%, 06/01/2051	5,640	0.0
40,837	1.500%, 10/01/2051	30,612	0.0
9,504	1.500%, 11/01/2051	7,125	0.0
33,850	2.000%, 09/01/2035	29,996	0.0
71,455	2.000%, 01/01/2036	63,370	0.0
21,242	2.000%, 02/01/2036	18,818	0.0
56,833	2.000%, 02/01/2036	50,349	0.0
34,698	2.000%, 03/01/2036	30,738	0.0
27,572	2.000%, 04/01/2036	24,506	0.0
84,160	2.000%, 05/01/2036	74,802	0.0
175,116	2.000%, 05/01/2036	155,643	0.1
31,448	2.000%, 07/01/2036	27,859	0.0
43,703	2.000%, 11/01/2036	38,811	0.0
86,327	2.000%, 02/01/2037	76,309	0.0
74,430	2.000%, 03/01/2037	65,839	0.0
91,774	2.000%, 03/01/2037	81,518	0.0
109,902	2.000%, 03/01/2037	97,333	0.1
61,720	2.000%, 04/01/2037	54,594	0.0
484,981	2.000%, 02/01/2042	405,722	0.2
128,858	2.000%, 09/01/2050	101,842	0.1
232,426	2.000%, 10/01/2050	183,600	0.1
1,398,588	2.000%, 01/01/2051	1,107,376	0.5
286,626	2.000%, 02/01/2051	226,234	0.1
257,843	2.000%, 03/01/2051	202,650	0.1
88,084	2.000%, 04/01/2051	70,197	0.0
128,460	2.000%, 04/01/2051	102,370	0.1
207,289	2.000%, 04/01/2051	165,365	0.1
36,928	2.000%, 10/01/2051	28,978	0.0
48,862	2.000%, 11/01/2051	39,011	0.0
126,119	2.000%, 11/01/2051	100,779	0.1
146,453	2.000%, 11/01/2051	115,314	0.1
228,179	2.000%, 11/01/2051	182,140	0.1
259,448	2.000%, 11/01/2051	206,722	0.1
55,615	2.000%, 12/01/2051	43,639	0.0
421,992	2.000%, 01/01/2052	336,239	0.2
165,513	2.000%, 03/01/2052	131,874	0.1
237,567	2.000%, 03/01/2052	189,085	0.1
435,022	2.000%, 03/01/2052	344,748	0.2
525,672	2.500%, 10/01/2036	477,122	0.2
18,799	2.500%, 07/01/2050	15,639	0.0
63,096	2.500%, 07/01/2050	52,827	0.0
121,590	2.500%, 07/01/2050	101,245	0.1
123,390	2.500%, 07/01/2050	102,743	0.1
124,569	2.500%, 07/01/2050	103,725	0.1
31,321	2.500%, 08/01/2050	26,080	0.0
102,154	2.500%, 08/01/2050	85,061	0.1
123,613	2.500%, 08/01/2050	102,929	0.1
71,439	2.500%, 11/01/2050	60,004	0.0
19,892	2.500%, 01/01/2051	16,559	0.0
63,902	2.500%, 02/01/2051	53,129	0.0
106,121	2.500%, 02/01/2051	88,787	0.1
10,139	2.500%, 03/01/2051	8,423	0.0
5,578	2.500%, 04/01/2051	4,637	0.0
11,142	2.500%, 04/01/2051	9,258	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
2,931	2.500%, 05/01/2051	$2,438	0.0
5,978	2.500%, 05/01/2051	4,968	0.0
86,417	2.500%, 05/01/2051	72,841	0.0
100,533	2.500%, 05/01/2051	83,607	0.1
9,382	2.500%, 07/01/2051	7,798	0.0
3,354	2.500%, 10/01/2051	2,786	0.0
34,320	2.500%, 10/01/2051	28,414	0.0
84,579	2.500%, 11/01/2051	70,800	0.0
1,002,441	2.500%, 11/01/2051	835,634	0.4
26,345	2.500%, 12/01/2051	21,843	0.0
260,987	2.500%, 01/01/2052	216,127	0.1
1,038,541	2.500%, 01/01/2052	863,239	0.4
283,821	3.000%, 01/01/2036	263,427	0.1
229,814	3.000%, 09/01/2050	200,219	0.1
52,267	3.000%, 07/01/2051	45,270	0.0
220,624	3.000%, 09/01/2051	190,152	0.1
66,773	3.000%, 10/01/2051	57,544	0.0
119,871	3.000%, 11/01/2051	102,844	0.1
53,096	3.000%, 12/01/2051	45,774	0.0
6,966	3.000%, 01/01/2052	5,978	0.0
25,699	3.000%, 01/01/2052	22,055	0.0
38,397	3.000%, 02/01/2052	33,403	0.0
894,067	3.000%, 03/01/2052	774,075	0.4
34,567	3.000%, 04/01/2052	29,917	0.0
55,835	3.000%, 05/01/2052	48,090	0.0
223,298	3.000%, 08/01/2052	192,416	0.1
118,655	3.500%, 05/01/2036	112,792	0.1
991,138	3.500%, 09/01/2051	890,781	0.4
27,643	3.500%, 05/01/2052	24,816	0.0
19,503	3.500%, 06/01/2052	17,356	0.0
51,428	3.500%, 06/01/2052	46,045	0.0
53,144	3.500%, 06/01/2052	47,293	0.0
30,954	3.500%, 07/01/2052	27,717	0.0
22,238	3.500%, 08/01/2052	19,963	0.0
5,256	3.500%, 09/01/2052	4,706	0.0
14,591	3.500%, 09/01/2052	13,049	0.0
19,285	3.500%, 09/01/2052	17,167	0.0
22,742	3.500%, 09/01/2052	20,240	0.0
35,000 (4)	4.000%, 07/01/2039	33,655	0.0
13,452	4.000%, 01/01/2048	12,549	0.0
8,159	4.000%, 04/01/2048	7,599	0.0
8,496	4.000%, 08/01/2048	7,900	0.0
12,352	4.000%, 09/01/2048	11,512	0.0
106,588	4.000%, 03/01/2050	98,974	0.1
608,045	4.000%, 04/01/2050	563,822	0.3
26,278	4.000%, 07/01/2050	24,447	0.0
62,063	4.000%, 07/01/2050	57,692	0.0
204,222	4.000%, 05/01/2051	189,920	0.1
36,706	4.000%, 04/01/2052	34,084	0.0
223,182	4.000%, 05/01/2052	207,471	0.1
26,252	4.000%, 06/01/2052	24,413	0.0
74,000 (4)	4.500%, 07/15/2039	72,393	0.0
435,836	4.500%, 03/01/2048	419,235	0.2
56,412	4.500%, 03/01/2050	53,982	0.0
17,768	4.500%, 07/01/2052	16,781	0.0
18,772	4.500%, 07/01/2052	17,730	0.0
106,217	4.500%, 07/01/2052	100,318	0.1
34,863	4.500%, 08/01/2052	32,913	0.0
80,417	4.500%, 08/01/2052	76,516	0.0

See Accompanying Notes to Financial Statements

28

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
67,942	4.500%, 11/01/2052	$64,155	0.0
4,720	5.000%, 07/01/2052	4,596	0.0
185,451	5.000%, 07/01/2052	181,885	0.1
13,564	5.000%, 08/01/2052	13,206	0.0
900	5.000%, 09/01/2052	876	0.0
1,609	5.000%, 10/01/2052	1,564	0.0
39,901	5.000%, 11/01/2052	38,662	0.0
43,531	5.000%, 12/01/2052	42,179	0.0
47,750	5.000%, 12/01/2052	46,288	0.0
50,444	5.000%, 12/01/2052	48,908	0.0
82,160	5.000%, 12/01/2052	79,609	0.0
23,664	5.000%, 01/01/2053	22,929	0.0
52,715	5.000%, 01/01/2053	51,076	0.0
143,827	5.000%, 01/01/2053	139,264	0.1
25,546	5.000%, 02/01/2053	24,746	0.0
79,500	5.000%, 04/01/2053	77,273	0.0
4,487,242 (4)	5.000%, 07/01/2054	4,337,200	2.1
63,228	5.500%, 01/01/2053	62,585	0.0
85,460	5.500%, 01/01/2053	84,602	0.1
96,650	5.500%, 01/01/2053	95,625	0.1
87,331	5.500%, 03/01/2053	86,396	0.1
34,599	5.500%, 05/01/2053	34,234	0.0
82,443	5.500%, 05/01/2053	81,585	0.1
87,228	5.500%, 05/01/2053	86,276	0.1
99,366	5.500%, 05/01/2053	98,332	0.1
99,898	5.500%, 05/01/2053	98,858	0.1
74,105	5.500%, 06/01/2053	73,334	0.0
2,211,672 (4)	5.500%, 07/01/2054	2,181,521	1.1
44,314	6.000%, 10/01/2052	44,664	0.0
54,739	6.000%, 01/01/2053	55,060	0.0
76,011	6.000%, 01/01/2053	76,482	0.0
47,058	6.000%, 02/01/2053	47,323	0.0
40,741	6.000%, 04/01/2053	41,008	0.0
64,839	6.000%, 04/01/2053	65,317	0.0
46,489	6.000%, 05/01/2053	46,831	0.0
54,441	6.000%, 05/01/2053	54,815	0.0
84,228	6.000%, 05/01/2053	84,850	0.1
85,454	6.000%, 05/01/2053	85,985	0.1
65,293	6.000%, 06/01/2053	65,775	0.0
104,031	6.000%, 07/01/2053	104,798	0.1
109,830	6.500%, 08/01/2053	112,368	0.1
21,005	6.500%, 09/01/2053	21,526	0.0
59,751	6.500%, 10/01/2053	61,132	0.0
34,101	6.500%, 11/01/2053	34,889	0.0
137,399	6.500%, 02/01/2054	140,579	0.1
191,700 (4)	6.500%, 07/15/2054	195,130	0.1
		24,692,531	11.8

	Total U.S. Government Agency Obligations
	(Cost $31,565,890)	29,529,879	14.1

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.5%
270,000 (2)(3)	AREIT Ltd. 2024-CRE9 A, 7.015%, (TSFR1M + 1.686%), 05/17/2041	270,574	0.1
366,000	BANK 2019-BN23 A3, 2.920%, 12/15/2052	324,074	0.2
280,000 (3)	BANK 2022-BNK42 A5, 4.493%, 06/15/2055	264,548	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
300,000	Barclays Commercial Mortgage Trust 2019-C3 B, 4.096%, 05/15/2052	$270,916	0.1
280,000	Barclays Commercial Mortgage Trust 2019-C4 B, 3.322%, 08/15/2052	235,868	0.1
240,000 (3)	BBCMS Mortgage Trust 2022-C16 A5, 4.600%, 06/15/2055	229,731	0.1
65,000	BFLD Mortgage Trust 2024-VICT, 7.190%, 07/15/2041	64,835	0.0
210,000 (2)(3)	BX Commercial Mortgage Trust 2024-KING A, 6.870%, (TSFR1M + 1.541%), 05/15/2034	210,466	0.1
230,000 (2)(3)	BX Commercial Mortgage Trust 2024-MDHS A, 6.970%, (TSFR1M + 1.641%), 05/15/2041	229,834	0.1
118,195 (2)(3)	BX Commercial Mortgage Trust 2024-XL4 D, 8.468%, (TSFR1M + 3.140%), 02/15/2039	118,255	0.1
800,000 (2)(3)	BX Trust 2021-ARIA A, 6.343%, (TSFR1M + 1.014%), 10/15/2036	790,668	0.4
210,000 (2)(3)	BX Trust 2024-VLT4 A, 6.811%, (TSFR1M + 1.491%), 07/15/2029	210,077	0.1
410,000	CD Mortgage Trust 2017-CD3 A4, 3.631%, 02/10/2050	380,792	0.2
500,000	CD Mortgage Trust 2017-CD6 A5, 3.456%, 11/13/2050	468,884	0.2
90,000 (2)(3)	COMM MORTGAGE TRUST 2024-WCL1 A, 7.141%, (TSFR1M + 1.841%), 06/15/2041	89,859	0.0
205,000	CSAIL Commercial Mortgage Trust 2015-C3 A4, 3.718%, 08/15/2048	199,609	0.1
80,000 (2)	ELM Trust 2024-ELM A10, 5.801%, 06/10/2039	80,139	0.0
80,000 (2)	ELM Trust 2024-ELM A15, 5.801%, 06/10/2039	80,139	0.0
549,361 (2)(3)	ELP Commercial Mortgage Trust 2021- ELP A, 6.144%, (TSFR1M + 0.815%), 11/15/2038	543,243	0.3

See Accompanying Notes to Financial Statements

29

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
354,040 (2)(3)	Extended Stay America Trust 2021-ESH A, 6.523%, (TSFR1M + 1.194%), 07/15/2038	$352,945	0.2
980,000 (3)	Fannie Mae-Aces 2022-M10 A2, 2.002%, 01/25/2032	802,748	0.4
1,760,000	Freddie Mac Multifamily WI Certificates Series WI-K146 K146 A2, 2.920%, 07/25/2032	1,546,099	0.7
1,000,000	GS Mortgage Securities Trust 2016-GS2 A4, 3.050%, 05/10/2049	954,432	0.5
100,000 (2)(3)	GWT 2024-WLF2 A, 7.020%, (TSFR1M + 1.691%), 05/15/2041	100,116	0.1
600,000 (2)(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2021- NYAH A, 6.453%, (TSFR1M + 0.874%), 06/15/2038	591,540	0.3
140,000 (2)(3)	LBA Trust 2024-BOLT A, 6.920%, (TSFR1M + 1.591%), 06/15/2026	139,596	0.1
378,185 (2)(3)	Med Trust 2021-MDLN A, 6.393%, (TSFR1M + 1.064%), 11/15/2038	377,600	0.2
100,000 (2)(3)	MF1 2021-W10 A, 6.399%, (TSFR1M + 1.070%), 12/15/2034	99,216	0.0
215,000 (2)(3)	MTN Commercial Mortgage Trust 2022-LPFL A, 6.727%, (TSFR1M + 1.397%), 03/15/2039	212,626	0.1
250,000 (2)(3)	Taubman Centers Commercial Mortgage Trust 2022-DPM A, 7.515%, (TSFR1M + 2.186%), 05/15/2037	251,574	0.1
422,500	Wells Fargo Commercial Mortgage Trust 2015-C26 B, 3.783%, 02/15/2048	411,540	0.2
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	656,128	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $12,239,296)	11,558,671	5.5

SOVEREIGN BONDS: 4.4%
BRL1,500,000	Brazil Notas do Tesouro Nacional Serie F NTNF, 10.000%, 01/01/2029	249,045	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
BRL8,800,000	Brazil Notas do Tesouro Nacional Serie F NTNF, 10.000%, 01/01/2035	$1,375,172	0.7
550,000	Brazilian Government International Bond, 6.125%, 03/15/2034	529,650	0.3
250,000	Chile Government International Bond, 2.550%, 07/27/2033	203,563	0.1
EUR170,000	European Union NGEU, 2.500%, 10/04/2052	149,723	0.1
EUR826,074	European Union NGEU, 3.000%, 03/04/2053	804,415	0.4
EUR477,980 (2)	French Republic Government Bond OAT OAT, 3.000%, 05/25/2054	445,783	0.2
200,000	Indonesia Government International Bond, 5.650%, 01/11/2053	203,312	0.1
204,000	Israel Government International Bond, 5.750%, 03/12/2054	185,003	0.1
JPY91,600,000	Japan Government Thirty Year Bond 82, 1.800%, 03/20/2054	525,130	0.2
EUR932,980 (2)	Kingdom of Belgium Government Bond 98, 3.300%, 06/22/2054	940,444	0.4
MXN6,600,000	Mexican Bonos M, 7.750%, 11/23/2034	310,925	0.1
MXN4,500,000	Mexican Bonos M, 8.500%, 03/01/2029	231,595	0.1
MXN9,000,000	Mexican Bonos M, 8.500%, 05/31/2029	463,959	0.2
660,000	Mexico Government International Bond, 3.500%, 02/12/2034	538,560	0.3
300,000	Mexico Government International Bond, 4.600%, 02/10/2048	230,250	0.1
250,000	Mexico Government International Bond, 4.875%, 05/19/2033	231,125	0.1
440,000	Mexico Government International Bond, 6.350%, 02/09/2035	443,520	0.2
200,000	Panama Government International Bond, 3.298%, 01/19/2033	156,250	0.1
200,000	Panama Government International Bond, 4.500%, 04/01/2056	130,450	0.1
200,000	Peruvian Government International Bond, 2.783%, 01/23/2031	171,800	0.1
53,000	Peruvian Government International Bond, 3.300%, 03/11/2041	39,502	0.0

See Accompanying Notes to Financial Statements

30

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Philippine Government International Bond, 3.700%, 02/02/2042	$162,187	0.1
GBP414,000	United Kingdom Gilt, 4.375%, 07/31/2054	499,105	0.2
45,049	Uruguay Government International Bond, 5.100%, 06/18/2050	42,656	0.0

	Total Sovereign Bonds
	(Cost $9,888,551)	9,263,124	4.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.8%
257,799 (2)(3)	BRAVO Residential Funding Trust 2023-NQM3 A1, 4.850%, 09/25/2062	251,406	0.1
256,599 (2)(3)	CSMC Trust 2022-NQM4 A1A, 4.819%, 06/25/2067	251,904	0.1
480,300 (2)(3)	CSMC Trust 2022-NQM5 A1, 5.169%, 05/25/2067	475,536	0.2
326,607 (2)(3)	Ellington Financial Mortgage Trust 2021-3 A1, 1.241%, 09/25/2066	260,693	0.1
809,392 (2)(3)	J.P. Morgan Mortgage Trust 2022-INV3 A3B, 3.000%, 09/25/2052	670,134	0.3
139,931 (2)(3)	J.P. Morgan Mortgage Trust 2023-DSC1 A1, 4.625%, 07/25/2063	133,656	0.1
968,630 (2)(3)	Mello Mortgage Capital Acceptance 2022-INV2 A3, 3.000%, 04/25/2052	801,395	0.4
85,353 (2)(3)	PRKCM Trust 2022-AFC2 A1, 5.335%, 08/25/2057	84,016	0.0
370,928 (2)(3)	SG Residential Mortgage Trust 2021-1 A1, 1.160%, 07/25/2061	297,515	0.1
120,378 (2)(3)	SG Residential Mortgage Trust 2022-2 A1, 5.353%, 08/25/2062	118,789	0.1
343,232 (2)(3)	Verus Securitization Trust 2022-7 A1, 5.152%, 07/25/2067	339,373	0.2
92,279 (2)(3)	Verus Securitization Trust 2022-INV2 A1, 6.790%, 10/25/2067	92,674	0.1

	Total Collateralized Mortgage Obligations
	(Cost $3,992,575)	3,777,091	1.8

ASSET-BACKED SECURITIES: 1.5%
	Other Asset-Backed Securities: 0.8%
401,000 (2)	AMSR Trust 2022-SFR3 D, 4.000%, 10/17/2039	375,035	0.2
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities: (continued)
97,190 (2)	GoodLeap Sustainable Home Solutions Trust 2022-1GS A, 2.700%, 01/20/2049	$80,242	0.0
400,000 (2)	New Residential Mortgage Loan Trust 2022-SFR2 D, 4.000%, 09/04/2039	370,126	0.2
395,000 (2)	Progress Residential Trust 2022-SFR6 D, 6.035%, 07/20/2039	391,217	0.2
525,000 (2)	Progress Residential Trust 2022-SFR7 D, 5.500%, 10/27/2039	511,803	0.2
		1,728,423	0.8

	Student Loan Asset-Backed Securities: 0.7%
114,686 (2)	College Ave Student Loans LLC 2021-B A2, 1.760%, 06/25/2052	101,862	0.1
100,380 (2)	Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	96,441	0.0
463,185 (2)(3)	Nelnet Student Loan Trust 2021-BA AFL, 6.233%, (TSFR1M + 0.894%), 04/20/2062	459,990	0.2
400,107 (3)	SLM Private Credit Student Loan Trust 2005-A A4, 5.911%, (TSFR3M + 0.572%), 12/15/2038	394,139	0.2
305,218 (2)	SMB Private Education Loan Trust 2021- D A1A, 1.340%, 03/17/2053	276,316	0.1
149,130 (2)	Sofi Professional Loan Program Trust 2018-C A2FX, 3.590%, 01/25/2048	145,142	0.1
		1,473,890	0.7

	Total Asset-Backed Securities
	(Cost $3,254,544)	3,202,313	1.5

PURCHASED OPTIONS(5): 0.1%
	Total Purchased Options
	(Cost $269,593)	182,722	0.1
	Total Long-Term Investments
	(Cost $226,666,505)	212,729,593	101.7

See Accompanying Notes to Financial Statements

31

VY® BlackRock Inflation	PORTFOLIO OF INVESTMENTS
Protected Bond Portfolio	as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Mutual Funds: 0.3%
539,337 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.124% (Cost $539,337)	$539,337	0.3

	Total Short-Term Investments
	(Cost $539,337)	$539,337	0.3
	Total Investments in Securities
	(Cost $227,205,842)	$213,268,930	102.0
	Liabilities in Excess of Other Assets	(4,242,631)	(2.0)
	Net Assets	$209,026,299	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.

(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)	Variable rate security. Rate shown is the rate in effect as of June 30, 2024.

(4)	Represents or includes a TBA transaction.

(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(6)	Rate shown is the 7-day yield as of June 30, 2024.

Currency Abbreviations:

BRL	Brazilian Real
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Reference Rate Abbreviations:

TSFR1M	1-month CME Term Secured Overnight Financing Rate
TSFR3M	3-month CME Term Secured Overnight Financing Rate

See Accompanying Notes to Financial Statements

32

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Treasury Obligations	$—	$102,749,789	$—	$102,749,789
Corporate Bonds/Notes	—	52,466,004	—	52,466,004
U.S. Government Agency Obligations	—	29,529,879	—	29,529,879
Commercial Mortgage-Backed Securities	—	11,558,671	—	11,558,671
Sovereign Bonds	—	9,263,124	—	9,263,124
Collateralized Mortgage Obligations	—	3,777,091	—	3,777,091
Asset-Backed Securities	—	3,202,313	—	3,202,313
Purchased Options	—	182,722	—	182,722
Short-Term Investments	539,337	—	—	539,337
Total Investments, at fair value	$539,337	$212,729,593	$—	$213,268,930
Other Financial Instruments+
Centrally Cleared Inflation-Linked Swaps	—	825,301	—	825,301
Centrally Cleared Interest Rate Swaps	—	71,175	—	71,175
Forward Foreign Currency Contracts	—	105,729	—	105,729
Futures	62,015	—	—	62,015
Total Assets	$601,352	$213,731,798	$—	$214,333,150
Liabilities Table
Other Financial Instruments
Centrally Cleared Credit Default Swaps	$—	$(18,978)	$—	$(18,978)
Centrally Cleared Inflation-Linked Swaps	—	(70,927)	—	(70,927)
Centrally Cleared Interest Rate Swaps	—	(126,145)	—	(126,145)
Forward Foreign Currency Contracts	—	(10,337)	—	(10,337)
Futures	(149,944)	—	—	(149,944)
OTC Credit Default Swaps	—	(25,962)	—	(25,962)
Sales Commitments	—	(2,150,965)	—	(2,150,965)
Written Options	—	(188,907)	—	(188,907)
Total Liabilities	$(149,944)	$(2,592,221)	$—	$(2,742,165)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	94,387	JPY	14,878,000	Bank of America N.A.	07/02/24	$1,914
USD	75,149	EUR	70,000	Bank of America N.A.	07/02/24	182
GBP	409,000	USD	517,768	Bank of America N.A.	07/02/24	(754)
JPY	83,047,000	USD	517,569	Bank of America N.A.	07/02/24	(1,396)
USD	520,003	JPY	83,047,000	Bank of America N.A.	08/02/24	1,309
USD	517,857	GBP	409,000	Bank of America N.A.	08/02/24	740
USD	186,262	BRL	1,018,308	Bank of America N.A.	09/18/24	5,720
USD	39,996	EUR	37,000	Barclays Bank PLC	07/02/24	370
USD	51,447	EUR	48,000	Barclays Bank PLC	07/02/24	42
USD	1,600,839	BRL	8,736,802	Barclays Bank PLC	09/18/24	51,836
USD	432,464	JPY	68,169,000	BNP Paribas	07/02/24	8,765
USD	152,738	MXN	2,914,168	Citibank N.A.	09/18/24	(4,589)
USD	521,718	GBP	410,000	Deutsche Bank AG	07/02/24	3,439
USD	87,098	EUR	80,000	Deutsche Bank AG	07/02/24	1,421
USD	14,127	EUR	13,000	Deutsche Bank AG	07/02/24	205

See Accompanying Notes to Financial Statements

33

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	43,633	EUR	40,000	JPMorgan Chase Bank N.A.	07/02/24	$795
EUR	2,153,000	USD	2,308,960	Nomura Securities International, Inc.	07/02/24	(3,203)
USD	2,312,342	EUR	2,153,000	Nomura Securities International, Inc.	08/02/24	3,104
USD	2,079,715	EUR	1,918,000	Standard Chartered Bank	07/02/24	25,632
USD	99,853	EUR	93,000	Standard Chartered Bank	07/02/24	255
EUR	63,000	USD	67,865	Westpac Banking Corp.	07/02/24	(395)
						$95,392

At June 30, 2024, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	121	09/30/24	$24,710,469	$(22,930)
U.S. Treasury 5-Year Note	156	09/30/24	16,626,187	45,302
			$41,336,656	$22,372
Short Contracts:
3-month SOFR	(1)	12/17/24	(237,125)	2,161
Canada 10-Year Bond	(23)	09/18/24	(2,018,647)	13,620
Euro-Buxl 30-year German Government Bond	(3)	09/06/24	(418,442)	(9,484)
U.S. Treasury 10-Year Note	(38)	09/19/24	(4,179,406)	(8,012)
U.S. Treasury Long Bond	(50)	09/19/24	(5,915,625)	(45,478)
U.S. Treasury Ultra 10-Year Note	(140)	09/19/24	(15,894,375)	932
U.S. Treasury Ultra Long Bond	(70)	09/19/24	(8,774,062)	(64,040)
			$(37,437,682)	$(110,301)

At June 30, 2024, the following over-the-counter credit default swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

OTC Credit Default Swaps on Securities - Buy Protection(1)

Counterparty	Reference Entity/ Obligation(2)	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)	Termination Date		Notional Amount(3)	Fair Value(4)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International	American Electric Power Company Inc.	Buy	(1.000)	06/20/29	USD	102,522	$(2,803)	$(2,806)	$3
Goldman Sachs International	American Electric Power Company Inc.	Buy	(1.000)	06/20/29	USD	128,478	(3,512)	(3,516)	3
Goldman Sachs International	American Electric Power Company Inc.	Buy	(1.000)	06/20/29	USD	250,000	(6,835)	(6,842)	7
Goldman Sachs International	American Express Co.	Buy	(1.000)	06/20/29	USD	250,000	(7,454)	(7,297)	(157)
Goldman Sachs International	Dominion Energy, Co.	Buy	(1.000)	06/20/29	USD	233,000	(5,358)	(4,519)	(839)
							$(25,962)	$(24,980)	$(983)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments made quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

34

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following centrally cleared credit default swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)		Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Series 42, Version 1	Sell	5.000	06/20/29	USD	5,316,300	$331,899	$(18,978)
						$331,899	$(18,978)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising the referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Payments received quarterly.

(3)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2024, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	2.441%	Annual	06/24/54	EUR	62,000	$(1,431)	$(1,431)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.853	Annual	03/11/34	JPY	34,090,000	(3,527)	(3,527)
Pay	1-day Overnight Tokyo Average Rate	Annual	0.990	Annual	05/21/34	JPY	34,330,000	(1,112)	(1,112)
Pay	1-day Secured Overnight Financing Rate	Annual	3.782	Annual	06/18/34	USD	472,963	(5,637)	(5,637)
Pay	1-day Secured Overnight Financing Rate	Annual	4.839	Annual	10/19/26	USD	3,810,000	28,345	28,345
Pay	1-day Secured Overnight Financing Rate	Annual	4.562	Annual	10/12/26	USD	3,850,000	5,114	5,115
Pay	1-day Secured Overnight Financing Rate	Annual	3.917	Annual	01/08/27	USD	8,300,000	(101,280)	(101,280)
Pay	1-day Secured Overnight Financing Rate	Annual	5.324	Annual	09/18/24	USD	81,000,000	1,938	1,938
Pay	1-day Secured Overnight Financing Rate	Annual	5.309	Annual	09/18/24	USD	82,530,000	310	310
Pay	1-day Secured Overnight Financing Rate	Annual	5.319	Annual	09/18/24	USD	82,530,000	1,475	1,475
Pay	1-day Secured Overnight Financing Rate	Annual	5.321	Annual	09/18/24	USD	82,530,000	1,725	1,725
Pay	1-day Secured Overnight Financing Rate	Annual	5.321	Annual	09/18/24	USD	82,530,000	1,697	1,697
Receive	6-month EUR-EURIBOR	Semi-Annual	2.439	Annual	06/19/54	EUR	80,000	1,895	1,895
Receive	6-month EUR-EURIBOR	Semi-Annual	2.406	Annual	06/20/54	EUR	83,000	2,554	2,554
Receive	6-month EUR-EURIBOR	Semi-Annual	2.456	Annual	03/22/54	EUR	99,000	2,110	2,110
Receive	6-month EUR-EURIBOR	Semi-Annual	2.511	Annual	03/01/54	EUR	235,000	2,255	2,255
Receive	6-month EUR-EURIBOR	Semi-Annual	2.513	Annual	02/20/54	EUR	251,000	2,328	2,328
Receive	6-month EUR-EURIBOR	Semi-Annual	2.543	Annual	04/22/54	EUR	382,000	756	1,549
Receive	6-month EUR-EURIBOR	Semi-Annual	2.490	Annual	02/19/54	EUR	460,350	6,588	6,588
Receive	6-month EUR-EURIBOR	Semi-Annual	2.506	Annual	02/20/54	EUR	460,350	5,018	5,018
Receive	1-day Overnight Tokyo Average Rate	Annual	0.270	Annual	03/11/26	JPY	162,320,000	1,977	1,977
Receive	1-day Overnight Tokyo Average Rate	Annual	0.408	Annual	05/21/26	JPY	163,110,000	142	142
Receive	1-day Secured Overnight Financing Rate	Annual	5.092	Annual	10/19/25	USD	5,570,000	(13,158)	(13,158)
Receive	1-day Secured Overnight Financing Rate	Annual	4.852	Annual	10/12/25	USD	5,625,000	4,155	4,154
								$(55,763)	$(54,970)

At June 30, 2024, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.133%	At Termination Date	06/15/29	EUR	1,030,000	$(59)	$(59)

See Accompanying Notes to Financial Statements

35

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.780%	At Termination Date	08/15/53	EUR	35,000	$3,530	$3,508
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.529	At Termination Date	11/15/53	EUR	70,000	1,445	1,445
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	2.640	At Termination Date	11/15/53	EUR	35,000	1,982	1,800
Receive	U.K. Retail Price Index	At Termination Date	3.884	At Termination Date	06/15/29	GBP	420,000	837	837
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.563	At Termination Date	06/24/25	USD	4,900,000	(395)	(395)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.100	At Termination Date	08/08/25	USD	2,200,000	4,581	4,581
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.315	At Termination Date	11/14/25	USD	1,000,000	5,954	5,954
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.197	At Termination Date	12/19/25	USD	1,000,000	8,227	8,227
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.129	At Termination Date	01/09/26	USD	810,000	8,260	8,260
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.089	At Termination Date	01/10/26	USD	1,615,000	17,526	17,526
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.526	At Termination Date	04/08/26	USD	13,500,000	76,672	76,672
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.590	At Termination Date	05/02/26	USD	2,105,000	(1,059)	(1,059)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.270	At Termination Date	06/24/26	USD	6,500,000	9,704	9,704
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.453	At Termination Date	08/11/26	USD	360,000	3,063	3,063
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.925	At Termination Date	02/02/27	USD	3,400,000	121,551	121,551
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.000	At Termination Date	02/25/27	USD	5,540,000	160,228	160,228
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.213	At Termination Date	03/02/27	USD	1,350,000	23,638	23,638
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.290	At Termination Date	03/07/27	USD	2,200,000	28,238	28,238
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.646	At Termination Date	05/04/27	USD	2,500,000	(38,850)	(38,850)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.903	At Termination Date	07/05/27	USD	2,025,000	21,834	21,834
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.030	At Termination Date	08/02/27	USD	1,100,000	(3,524)	(5,921)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.765	At Termination Date	09/23/27	USD	485,000	(238)	(238)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.607	At Termination Date	12/12/27	USD	8,245,000	63,861	63,861
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.613	At Termination Date	12/12/27	USD	1,295,000	9,657	9,657
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.304	At Termination Date	01/30/28	USD	1,560,000	18,319	18,319
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.440	At Termination Date	01/30/28	USD	2,300,000	31,300	41,531
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.396	At Termination Date	02/20/28	USD	1,700,000	14,999	14,999
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.432	At Termination Date	02/21/28	USD	910,000	6,905	6,905
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.443	At Termination Date	03/08/28	USD	1,150,000	8,003	8,003
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.401	At Termination Date	03/12/28	USD	1,150,000	9,570	9,570
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.496	At Termination Date	05/08/28	USD	1,150,000	1,564	1,564
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.348	At Termination Date	05/15/28	USD	1,000,000	15,524	15,524
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.374	At Termination Date	06/20/28	USD	1,150,000	4,896	4,896
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.624	At Termination Date	08/02/28	USD	1,670,000	3,470	3,470
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.650	At Termination Date	10/20/28	USD	2,250,000	(5,246)	(298)

See Accompanying Notes to Financial Statements

36

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583%	At Termination Date	11/02/28	USD	4,000,000	$(623)	$(623)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.329	At Termination Date	01/15/29	USD	2,115,000	25,643	25,643
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.386	At Termination Date	02/02/29	USD	1,850,000	18,962	21,745
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.506	At Termination Date	03/25/29	USD	370,000	1,520	1,573
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.563	At Termination Date	05/07/29	USD	1,135,000	(1,283)	(1,445)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.502	At Termination Date	05/20/29	USD	1,400,000	1,384	1,384
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.458	At Termination Date	07/01/29	USD	568,000	1,211	1,211
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.890	At Termination Date	08/02/29	USD	2,100,000	(6,558)	(11,950)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.583	At Termination Date	11/03/29	USD	935,000	(439)	(439)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.480	At Termination Date	01/30/30	USD	1,200,000	15,220	22,735
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.524	At Termination Date	03/30/30	USD	2,500,000	21,501	21,501
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	3.087	At Termination Date	04/08/30	USD	550,000	615	615
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.535	At Termination Date	10/11/30	USD	2,240,000	8,721	8,721
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.633	At Termination Date	11/02/30	USD	1,200,000	(4,835)	(4,835)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.593	At Termination Date	11/06/30	USD	1,200,000	(1,833)	(1,833)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.482	At Termination Date	11/17/30	USD	1,150,000	5,927	5,927
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.430	At Termination Date	02/02/31	USD	1,800,000	17,985	17,539
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.550	At Termination Date	05/07/49	USD	280,000	(2,982)	(2,982)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.475	At Termination Date	12/18/53	USD	225,000	1,342	1,342
								$737,445	$754,374

At June 30, 2024, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price	Notional Amount		Cost	Fair Value
Call USD vs. Put CNH	Bank of America N.A.	03/06/26	7.750	USD	5,978,000	$43,639	$44,442
						$43,639	$44,442

At June 30, 2024, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 1-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	4.542%	1-day Secured Overnight Financing Rate	10/16/24	USD	46,330,000	$94,667	$59,913
Call on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	4.542%	1-day Secured Overnight Financing Rate	10/16/24	USD	23,229,000	47,416	30,039
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	4.430%	1-day Secured Overnight Financing Rate	10/17/24	USD	1,286,000	19,017	5,817
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	4.430%	1-day Secured Overnight Financing Rate	10/17/24	USD	2,572,000	41,581	12,604
Put on 30-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.393%	1-day Secured Overnight Financing Rate	12/18/24	USD	1,134,000	23,273	29,907
								$225,954	$138,280

See Accompanying Notes to Financial Statements

37

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Bank of America N.A.	Pay	3.825%	1-day Secured Overnight Financing Rate	09/17/24	USD	639,000	$10,448	$(8,382)
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Pay	3.885%	1-day Secured Overnight Financing Rate	09/13/24	USD	1,277,000	19,410	(19,141)
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Pay	3.858%	1-day Secured Overnight Financing Rate	09/12/24	USD	2,554,000	39,076	(35,231)
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	3.842%	1-day Secured Overnight Financing Rate	10/16/24	USD	46,330,000	38,410	(12,853)
Call on 1-Year Interest Rate Swap(2)	Goldman Sachs International	Pay	3.842%	1-day Secured Overnight Financing Rate	10/16/24	USD	23,229,000	19,280	(6,444)
Put on 10-Year Interest Rate Swap(1)	Bank of America N.A.	Receive	3.825%	1-day Secured Overnight Financing Rate	09/17/24	USD	639,000	10,448	(11,483)
Put on 10-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.885%	1-day Secured Overnight Financing Rate	09/13/24	USD	1,277,000	19,410	(19,218)
Put on 10-Year Interest Rate Swap(1)	Deutsche Bank AG	Receive	3.858%	1-day Secured Overnight Financing Rate	09/12/24	USD	2,554,000	39,076	(41,097)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	5.100%	1-day Secured Overnight Financing Rate	10/17/24	USD	21,608,000	37,985	(10,058)
Put on 1-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	5.100%	1-day Secured Overnight Financing Rate	10/17/24	USD	10,804,000	17,744	(5,029)
Put on 30-Year Interest Rate Swap(1)	Citibank N.A.	Receive	3.860%	1-day Secured Overnight Financing Rate	09/18/24	USD	1,134,000	14,202	(19,971)
								$265,489	$(188,907)

(1)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

The following sales commitments were held by the VY® BlackRock Inflation Protected Bond Portfolio at June 30, 2024:

		Contractual
Principal Amount	Description	Settlement Date	Fair Value
$(152,000)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/39	07/18/24	$(129,984)
(157,200)	Uniform Mortgage-Backed Securities, 1.500%, due 07/15/54	07/15/24	(117,249)
(335,000)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/39	07/18/24	(294,433)
(617,290)	Uniform Mortgage-Backed Securities, 2.000%, due 07/15/54	07/15/24	(482,885)
(180,000)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/39	07/18/24	(162,562)
(350,600)	Uniform Mortgage-Backed Securities, 2.500%, due 07/15/54	07/15/24	(286,328)
(73,000)	Uniform Mortgage-Backed Securities, 3.000%, due 07/15/39	07/18/24	(67,537)
(212,000)	Uniform Mortgage-Backed Securities, 3.000%, due 07/01/54	07/15/24	(180,366)
(47,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/15/39	07/18/24	(44,443)
(11,000)	Uniform Mortgage-Backed Securities, 3.500%, due 07/01/54	07/15/24	(9,737)
(229,700)	Uniform Mortgage-Backed Securities, 4.000%, due 07/01/54	07/15/24	(210,202)
(84,200)	Uniform Mortgage-Backed Securities, 4.500%, due 07/01/54	07/15/24	(79,388)
(85,600)	Uniform Mortgage-Backed Securities, 6.000%, due 07/01/54	07/15/24	(85,851)
	Total Sales Commitments
	Proceeds receivable $(2,150,430)		$(2,150,965)

Currency Abbreviations:

BRL	—	Brazilian Real
EUR	—	EU Euro
GBP	—	British Pound
Currency Abbreviations:

JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar

See Accompanying Notes to Financial Statements

38

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$44,442
Interest rate contracts	Investments in securities at value*	138,280
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	105,729
Interest rate contracts	Variation margin receivable on futures contracts**	62,015
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	896,476
Credit contracts	Unrealized appreciation on OTC swap agreements	13
Total Asset Derivatives		$1,246,955

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$10,337
Interest rate contracts	Variation margin payable on futures contracts**	149,944
Credit contracts	Variation margin payable on centrally cleared swaps**	18,978
Interest rate contracts	Variation margin payable on centrally cleared swaps**	197,072
Credit contracts	Upfront payments received on OTC swap agreements	24,980
Credit contracts	Unrealized depreciation on OTC swap agreements	996
Interest rate contracts	Written options, at fair value	188,907
Total Liability Derivatives		$591,214

*	Includes purchased options.

**	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$110,474	$—	$110,474
Foreign exchange contracts	(13,315)	129,654	—	—	7,926	124,265
Interest rate contracts	(436,473)	—	(292,551)	359,062	280,604	(89,358)
Total	$(449,788)	$129,654	$(292,551)	$469,536	$288,530	$145,381

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(15,319)	$—	$(15,319)
Foreign exchange contracts	803	94,107	—	—	—	94,910
Interest rate contracts	(144,890)	—	2,097,538	721,684	145,879	2,820,212
Total	$(144,087)	$94,107	$2,097,538	$706,365	$145,879	$2,899,803

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

39

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	Bank of America N.A.	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Deutsche Bank AG	Goldman Sachs International	JPMorgan Chase Bank N.A.	Nomura Securities International, Inc.	Standard Chartered Bank	Westpac Banking Corp.	Total
Assets:
Purchased options	$44,442	$59,913	$—	$29,907	$—	$48,460	$—	$—	$—	$—	$182,722
Forward foreign currency contracts	9,865	52,248	8,765	—	5,065	—	795	3,104	25,887	—	105,729
Total Assets	$54,307	$112,161	$8,765	$29,907	$5,065	$48,460	$795	$3,104	$25,887	$—	$288,451
Liabilities:
Forward foreign currency contracts	$2,150	$—	$—	$4,589	$—	$—	$—	$3,203	$—	$395	$10,337
OTC credit default swaps	—	—	—	—	—	25,963	—	—	—	—	25,963
Written options	19,865	12,853	—	58,330	76,328	21,531	—	—	—	—	188,907
Total Liabilities	$22,015	$12,853	$—	$62,919	$76,328	$47,494	$—	$3,203	$—	$395	$225,207
Net OTC derivative instruments by counterparty, at fair value	$32,292	$99,308	$8,765	$(33,012)	$(71,263)	$966	$795	$(99)	$25,887	$(395)	$63,244
Total collateral pledged by the Portfolio/(Received from counterparty)	$(20,000)	$(50,000)	$—	$—	$—	$(966)	$—	$—	$—	$—	$(70,966)
Net Exposure(1)(2)	$12,292	$49,308	$8,765	$(33,012)	$(71,263)	$—	$795	$(99)	$25,887	$(395)	$(7,722)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At June 30, 2024, the Portfolio had received $10,000 in cash collateral from Goldman Sachs International. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $228,915,032.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,627,356
Gross Unrealized Depreciation	(16,508,107)
Net Unrealized Depreciation	$(14,880,751)

See Accompanying Notes to Financial Statements

40

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.9%
	Federal Home Loan Banks: 7.2%
15,100,000	4.875%, 09/13/2024	$15,080,143	7.2
	Government National Mortgage Association: 19.7%
5,437,987	5.000%, 02/20/2053	5,301,453	2.5
3,421,093	5.000%, 06/20/2053	3,332,590	1.6
3,105,715	5.500%, 02/20/2053	3,083,887	1.5
5,053,598	5.500%, 04/20/2053	5,018,081	2.4
6,407,529	5.500%, 05/20/2053	6,363,856	3.0
2,804,439	5.500%, 06/20/2053	2,784,748	1.3
5,692,869	5.500%, 09/20/2053	5,651,969	2.7
6,200,850	5.500%, 10/20/2053	6,156,300	3.0
3,513,416	5.500%, 02/20/2054	3,488,174	1.7
		41,181,058	19.7
	Uniform Mortgage-Backed Securities: 21.0%
14,370,956	4.000%, 06/01/2052	13,165,960	6.3
4,283,410	4.500%, 09/01/2052	4,042,664	1.9
5,799,067	4.500%, 09/01/2052	5,473,797	2.6
3,116,206	4.500%, 10/01/2052	2,941,358	1.4
7,843,343	5.000%, 11/01/2052	7,603,392	3.6
5,747,991	5.000%, 02/01/2053	5,563,025	2.7
5,201,054	5.500%, 11/01/2052	5,150,301	2.5
		43,940,497	21.0

	Total U.S. Government Agency Obligations (Cost $102,073,489)	100,201,698	47.9

U.S. TREASURY OBLIGATIONS: 45.1%
	United States Treasury Bonds: 14.9%
41,260,000	3.000%, 08/15/2052	31,048,150	14.9

	United States Treasury Notes: 30.2%
65,650,000	3.875%, 08/15/2033	63,172,738	30.2
	Total U.S. Treasury Obligations (Cost $95,668,370)	94,220,888	45.1

CORPORATE BONDS/NOTES: 2.7%
	Consumer, Cyclical: 1.7%
3,740,000	Toyota Motor Credit Corp., 4.450%, 05/18/2026	3,693,661	1.7

	Energy: 0.2%
360,000	Devon Energy Corp., 7.875%, 09/30/2031	407,060	0.2

	Financial: 0.8%
1,765,000	Golub Capital BDC, Inc., 2.500%, 08/24/2026	1,624,002	0.8
	Total Corporate Bonds/ Notes (Cost $5,871,589)	5,724,723	2.7
	Total Long-Term Investments (Cost $203,613,448)	200,147,309	95.7
Shares	RA	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
3,773,901 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 5.210% (Cost $3,773,901)	$3,773,901	1.8
	Total Short-Term Investments (Cost $3,773,901)	$3,773,901	1.8
	Total Investments in Securities (Cost $207,387,349)	$203,921,210	97.5
	Assets in Excess of Other Liabilities	5,187,725	2.5
	Net Assets	$209,108,935	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

41

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2024
Asset Table
Investments, at fair value
U.S. Government Agency Obligations	$—	$100,201,698	$—	$100,201,698
U.S. Treasury Obligations	—	94,220,888	—	94,220,888
Corporate Bonds/Notes	—	5,724,723	—	5,724,723
Short-Term Investments	3,773,901	—	—	3,773,901
Total Investments, at fair value	$3,773,901	$200,147,309	$—	$203,921,210
Other Financial Instruments+
Futures	1,349,004	—	—	1,349,004
Total Assets	$5,122,905	$200,147,309	$—	$205,270,214

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for VY® BrandywineGLOBAL- Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation
Long Contracts:
U.S. Treasury 5-Year Note	1,044	09/30/24	$111,267,563	$1,129,189
U.S. Treasury Ultra 10-Year Note	360	09/19/24	40,871,250	219,815
			$152,138,813	$1,349,004

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Variation margin receivable on futures contracts*	$1,349,004
Total Asset Derivatives		$1,349,004

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,574,834)
Total	$(2,574,834)

See Accompanying Notes to Financial Statements

42

VY® BrandywineGLOBAL - Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(2,159,120)
Total	$(2,159,120)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $209,480,380.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$361,199
Gross Unrealized Depreciation	(4,571,366)
Net Unrealized Depreciation	$(4,210,167)

See Accompanying Notes to Financial Statements

43

[This Page Intentionally Left Blank]

Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VIT3AIS (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV, I and S

Voya Investors Trust

◼	Voya Global Perspectives® Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolio’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolio voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolio’s website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolio’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Portfolio’s complete schedule of portfolio holdings as filed on Form NPORT-P is available at: https://individuals.voya.com/product/mutual-fund/prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

ASSETS:
Investments in affiliated underlying funds at fair value*	$62,306,554
Cash	3,783
Receivables:
Investments in affiliated underlying funds sold	87,671
Fund shares sold	6,073
Interest	5
Prepaid expenses	295
Reimbursement due from Investment Adviser	6,901
Other assets	11,565
Total assets	62,422,847

LIABILITIES:
Payable for fund shares redeemed	93,708
Payable for investment management fees	10,216
Payable for distribution and shareholder service fees	13,685
Payable to trustees under the deferred compensation plan (Note 6)	11,565
Payable for trustee fees	552
Other accrued expenses and liabilities	19,922
Total liabilities	149,648
NET ASSETS	$62,273,199

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$70,520,613
Total distributable loss	(8,247,414)
NET ASSETS	$62,273,199

* Cost of investments in affiliated underlying funds	$59,774,384

Class ADV
Net assets	$55,248,242
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	6,380,484
Net asset value and redemption price per share	$8.66
Class I
Net assets	$6,960,014
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	795,489
Net asset value and redemption price per share	$8.75
Class S
Net assets	$64,943
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,511
Net asset value and redemption price per share	$8.65

See Accompanying Notes to Financial Statements

3

STATEMENT OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$1,267,509
Interest	128
Other	201
Total investment income	1,267,838
EXPENSES:
Investment management fees	63,067
Distribution and shareholder service fees:
Class ADV	168,264
Class S	79
Transfer agent fees:
Class ADV	5,432
Class I	670
Class S	5
Shareholder reporting expense	2,999
Professional fees	12,366
Custody and accounting expense	3,403
Trustee fees	1,050
Miscellaneous expense	4,182
Total expenses	261,517
Waived and reimbursed fees	(109,822)
Net expenses	151,695
Net investment income	1,116,143
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	214,133
Capital gain distributions from affiliated underlying funds	482,039
Net realized gain	696,172
Net change in unrealized (depreciation) on:
Affiliated underlying funds	(123,435)
Net change in unrealized appreciation (depreciation)	(123,435)
Net realized and unrealized gain	572,737
Increase in net assets resulting from operations	$1,688,880

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2024	Year Ended
	(Unaudited)	December 31, 2023
FROM OPERATIONS:
Net investment income	$1,116,143	$1,871,934
Net realized gain (loss)	696,172	(13,119,103)
Net change in unrealized appreciation (depreciation)	(123,435)	17,787,653
Increase in net assets resulting from operations	1,688,880	6,540,484

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(7,800,361)
Class I	—	(930,196)
Class S	—	(7,778)
Total distributions	—	(8,738,335)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	809,945	1,150,929
Reinvestment of distributions	—	8,738,335
	809,945	9,889,264
Cost of shares redeemed	(6,206,899)	(11,239,192)
Net decrease in net assets resulting from capital share transactions	(5,396,954)	(1,349,928)
Net decrease in net assets	(3,708,074)	(3,547,779)

NET ASSETS:
Beginning of year or period	65,981,273	69,529,052
End of year or period	$62,273,199	$65,981,273

See Accompanying Notes to Financial Statements

5

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or
period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)
Class ADV
06-30-24+	8.43	0.15•	0.08	0.23	—	—	—	—	—	8.66	2.73	0.90	0.51	0.51	3.51	55,248	35
12-31-23	8.78	0.24•	0.62	0.86	0.58	0.63	—	1.21	—	8.43	10.19	0.89	0.52	0.52	2.77	58,570	96
12-31-22	12.08	0.15•	(2.29)	(2.14)	0.31	0.85	—	1.16	—	8.78	(17.69)	0.88	0.50	0.50	1.55	62,243	22
12-31-21	12.13	0.15•	0.54	0.69	0.41	0.33	—	0.74	—	12.08	5.74	0.87	0.52	0.52	1.27	88,974	40
12-31-20	11.17	0.34•	1.34	1.68	0.35	0.37	—	0.72	—	12.13	15.80	0.88	0.51	0.51	3.01	97,298	107
12-31-19	10.21	0.23•	1.57	1.80	0.37	0.47	—	0.84	—	11.17	17.97	0.87	0.48	0.48	2.07	95,446	13
Class I
06-30-24+	8.50	0.16•	0.09	0.25	—	—	—	—	—	8.75	2.94	0.30	0.21	0.21	3.80	6,960	35
12-31-23	8.85	0.26•	0.63	0.89	0.61	0.63	—	1.24	—	8.50	10.50	0.29	0.22	0.22	3.06	7,348	96
12-31-22	12.19	0.18•	(2.32)	(2.14)	0.35	0.85	—	1.20	—	8.85	(17.51)	0.28	0.20	0.20	1.85	7,219	22
12-31-21	12.23	0.19•	0.55	0.74	0.45	0.33	—	0.78	—	12.19	6.09	0.27	0.22	0.22	1.54	8,866	40
12-31-20	11.26	0.38•	1.35	1.73	0.39	0.37	—	0.76	—	12.23	16.13	0.28	0.21	0.21	3.31	9,437	107
12-31-19	10.29	0.26•	1.59	1.85	0.41	0.47	—	0.88	—	11.26	18.33	0.27	0.18	0.18	2.33	8,090	13
Class S
06-30-24+	8.42	0.15•	0.08	0.23	—	—	—	—	—	8.65	2.73	0.55	0.46	0.46	3.61	65	35
12-31-23	8.77	0.23•	0.63	0.86	0.58	0.63	—	1.21	—	8.42	10.28	0.54	0.47	0.47	2.73	62	96
12-31-22	12.08	0.16•	(2.30)	(2.14)	0.32	0.85	—	1.17	—	8.77	(17.66)	0.53	0.45	0.45	1.59	68	22
12-31-21	12.13	0.16•	0.54	0.70	0.42	0.33	—	0.75	—	12.08	5.84	0.52	0.47	0.47	1.29	85	40
12-31-20	11.18	0.34•	1.34	1.68	0.36	0.37	—	0.73	—	12.13	15.79	0.53	0.46	0.46	3.04	77	107
12-31-19	10.22	0.23	1.58	1.81	0.38	0.47	—	0.85	—	11.18	18.08	0.52	0.43	0.43	2.10	65	13

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
●	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

6

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. The series included in this report is Voya Global Perspectives® Portfolio (“Global Perspectives” or the “Portfolio”), a diversified series of the Trust. The investment objective of the Portfolio is described in the Portfolio’s Prospectus.

The classes of shares included in this report are: Adviser (“Class ADV”), Institutional (“Class I”) and Service (“Class S”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/ losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolio. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolio. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolio.

The Portfolio seeks to achieve its investment objective by investing in affiliated investment companies that, in turn, invest directly in a wide range of portfolio securities (i.e., stocks and bonds). The investment companies in which the Portfolio invests are collectively referred to as the “Underlying Funds.”

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolio in the preparation of its financial statements. The Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of the Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Portfolio is closed for business, Portfolio shares will not be priced and the Portfolio does not transact purchase and redemption orders. To the extent the Portfolio’s assets are traded in other markets on days when the Portfolio does not price its shares, the value of the Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of the Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the

7

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Portfolio.

The Portfolio’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 — quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 — inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 — unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolio classifies each of its investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statement of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statement of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

C. Foreign Currency Translation. The books and records of the Portfolio are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the exchange rates prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on the Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolio records distributions to its shareholders on the ex-dividend date. The Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of the Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolio may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

Purchases	Sales
$22,387,757	$27,151,671

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolio has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolio. The Investment Adviser oversees all investment management and portfolio management services for the Portfolio and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolio, including custodial, transfer agency, dividend disbursing,

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on 0.20% of average daily net assets invested in affiliated Underlying Funds and 0.40% of the average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Portfolio and is paid by the Investment Adviser based on the average daily net assets of the Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolio’s assets in accordance with the Portfolio’s investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service plan (the “Agreement”) for the Class S shares of the Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services to direct or indirect beneficial owners of Class S. Under the Agreement, the Portfolio makes payments to the Distributor at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to Class S shares.

Class ADV shares have a shareholder service and distribution plan. Class ADV shares pay a shareholder service fee of 0.25% and a distribution fee of 0.35% of the Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.30% of the distribution fee for Class ADV shares of the Portfolio, so the actual fee paid by Class ADV shares is an annual rate of 0.05%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the Portfolio:

Subsidiary	Percentage
Voya Retirement Insurance and Annuity Company	8.23%

The Portfolio has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolio. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolio purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolio’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolio may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by the Portfolio were $5,991.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses to the levels listed below(1)(2):

Class ADV	Class I	Class S
1.55%	0.95%	1.20%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Portfolio will vary based on the Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

(2)	Pursuant to a side letter through May 1, 2025, the total expense limits including the operating expenses incurred at the Underlying Fund level are 1.09%, 0.83% and 1.08% for Class ADV, Class I, and Class S, respectively. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser may at a later date recoup from the Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of June 30, 2024, the amounts of waived and/or reimbursed fees that are subject to possible recoupment

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

by the Investment Adviser and the related expiration dates, are as follows:

June 30,
2025	2026	2027	Total
$51,190	$51,900	$36,267	$139,357

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2024, are as follows:

	June 30,
	2025	2026	2027	Total
Class ADV	$—	$4,452	$11,485	$15,937
Class I	—	530	1,400	1,930
Class S	—	4	12	16

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolio, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolio did not utilize the line of credit during the period ended June 30, 2024.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Class ADV
6/30/2024	40,832	—	—	(606,937)	—	(566,105)	350,109	—	—	(5,162,518)	—	(4,812,409)
12/31/2023	48,179	—	950,105	(1,140,881)	—	(142,597)	408,111	—	7,800,361	(9,886,508)	—	(1,678,036)
Class I
6/30/2024	53,640	—	—	(122,268)	—	(68,628)	458,847	—	—	(1,044,273)	—	(585,426)
12/31/2023	85,164	—	112,478	(148,808)	—	48,834	741,830	—	930,196	(1,340,134)	—	331,892
Class S
6/30/2024	115	—	—	(13)	—	102	989	—	—	(108)	—	881
12/31/2023	121	—	950	(1,375)	—	(304)	988	—	7,778	(12,550)	—	(3,784)

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolio from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:

Year Ended December 31, 2023		Year Ended December 31, 2022
Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
$4,194,986	$4,543,349	$4,015,019	$4,731,374

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

Undistributed	Unrealized			Total
Ordinary	Appreciation/	Capital Loss Carryforwards		Distributable
Income	(Depreciation)	Amount	Character	Earnings/(Loss)
$1,870,278	$659,104	$(12,465,676)	Long-term	$(9,936,294)

The Portfolio's major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2024, no provision for income tax is required in the Portfolio's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolio's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the Portfolio's investments. Any of these occurrences could disrupt the operations of the Portfolio and of the Portfolio's service providers.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolio paid dividends from net investment income of:

	Per Share	Payable	Record
	Amount	Date	Date
Class ADV	$0.2587	July 16, 2024	July 12, 2024
Class I	$0.2867	July 16, 2024	July 12, 2024
Class S	$0.2656	July 16, 2024	July 12, 2024

The Portfolio has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

13

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2024 (UNAUDITED)

			Percentage
			of Net
Shares		Value	Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
647,078	Voya Emerging Markets Index Portfolio - Class I	$6,464,305	10.4
868,195	Voya Global Bond Fund - Class R6	6,181,547	9.9
861,972	Voya GNMA Income Fund - Class R6	6,266,537	10.1
733,833	Voya High Yield Portfolio - Class I	6,303,625	10.1
232,125	Voya Index Plus LargeCap Portfolio - Class I	6,439,151	10.4
547,236	Voya International Index Portfolio - Class I	6,211,127	10.0
1,111,986 (1)	Voya MidCap Opportunities Portfolio - Class R6	5,982,482	9.6
426,947	Voya Small Company Portfolio - Class R6	6,122,417	9.8
696,403	Voya U.S. Bond Index Portfolio - Class I	6,246,738	10.0
615,634	VY® CBRE Global Real Estate Portfolio - Class I	6,088,625	9.8
	Total Mutual Funds (Cost $59,774,384)	62,306,554	100.1

	Total Investments in Securities (Cost $59,774,384)	$62,306,554	100.1
	Liabilities in Excess of Other Assets	(33,355)	(0.1)
	Net Assets	$62,273,199	100.0

(1)           Non-income producing security.

See Accompanying Notes to Financial Statements

14

VOYA GLOBAL PERSPECTIVES® PORTFOLIO	PORTFOLIO OF INVESTMENTS
AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Mutual Funds	$62,306,554	$—	$—	$62,306,554
Total Investments, at fair value	$62,306,554	$—	$—	$62,306,554

^               See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$3,318,336	$3,663,154	$(654,041)	$136,856	$6,464,305	$362,495	$33,043	$—
Voya Global Bond Fund - Class R6	11,406,208	684,570	(5,657,567)	(251,664)	6,181,547	142,446	(98,244)	—
Voya GNMA Income Fund - Class R6	11,235,555	665,198	(5,555,795)	(78,421)	6,266,537	122,865	(105,064)	—
Voya High Yield Portfolio - Class I	11,202,648	559,110	(5,272,846)	(185,287)	6,303,625	216,754	95,583	—
Voya Index Plus LargeCap Portfolio - Class I	3,437,489	3,468,066	(889,989)	423,585	6,439,151	55,002	153,087	292,518
Voya International Index Portfolio - Class I	3,421,707	3,332,160	(673,614)	130,874	6,211,127	176,974	68,483	—
Voya MidCap Opportunities Portfolio - Class R6	3,494,853	3,094,523	(903,165)	296,271	5,982,482	—	140,966	—
Voya Small Company Portfolio - Class R6	3,653,228	3,222,686	(478,881)	(274,616)	6,122,417	60,937	36,799	189,521
Voya U.S. Bond Index Portfolio - Class I	11,160,705	659,997	(5,472,741)	(101,223)	6,246,738	130,036	(118,383)	—
VY® CBRE Global Real Estate Portfolio - Class I	3,685,348	3,037,902	(414,815)	(219,810)	6,088,625	—	7,863	—
	$66,016,077	$22,387,366	$(25,973,454)	$(123,435)	$62,306,554	$1,267,509	$214,133	$482,039

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $61,770,885.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$548,865
Gross Unrealized Depreciation	(13,196)
Net Unrealized Appreciation	$535,669

See Accompanying Notes to Financial Statements

15

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-VITFOFAIS (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

Classes ADV and I

Voya Investors Trust

■	Voya Retirement Conservative Portfolio	■	Voya Retirement Moderate Portfolio
■	Voya Retirement Growth Portfolio	■	Voya Retirement Moderate Growth Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www. voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/mutual-fund/ prospectuses-reports and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2024 (UNAUDITED)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderate
	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$255,617,229	$1,830,095,389	$664,366,678	$1,247,926,321
Investments in unaffiliated underlying funds at fair value**	22,245,977	–	13,539,607	–
Cash	126,608	1,615	295,323	1,097
Receivables:
Investments in affiliated underlying funds sold	96,801	1,445,506	161,870	604,691
Fund shares sold	1,647	725	65,451	69,566
Interest	157	–	160	–
Prepaid expenses	1,338	7,913	3,114	5,453
Other assets	18,413	154,037	61,708	105,989
Total assets	278,108,170	1,831,705,185	678,493,911	1,248,713,117
LIABILITIES:
Payable for fund shares redeemed	97,844	1,443,478	225,546	671,544
Payable for investment management fees	57,284	358,551	135,226	244,771
Payable for distribution and shareholder service fees	57,703	616,799	183,649	388,949
Payable to trustees under the deferred compensation
plan (Note 6)	18,413	154,037	61,708	105,989
Payable for trustee fees	1,100	4,700	2,700	5,000
Other accrued expenses and liabilities	40,517	85,612	39,168	83,408
Total liabilities	272,861	2,663,177	647,997	1,499,661
NET ASSETS	$277,835,309	$1,829,042,008	$677,845,914	$1,247,213,456
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$254,161,626	$1,542,229,668	$669,625,305	$1,115,872,045
Total distributable earnings	23,673,683	286,812,340	8,220,609	131,341,411
NET ASSETS	$277,835,309	$1,829,042,008	$677,845,914	$1,247,213,456
* Cost of investments in affiliated underlying funds	$240,392,705	$1,715,255,042	$685,517,275	$1,199,745,214
** Cost of investments in unaffiliated underlying funds	$22,752,779	$—	$14,507,897	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderate
	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Class ADV
Net assets	$277,037,823	$1,777,787,731	$657,063,244	$1,222,902,873
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	34,566,219	144,373,835	64,942,547	109,732,417
Net asset value and redemption price per share	$8.01	$12.31	$10.12	$11.14
Class I
Net assets	$797,486	$51,254,277	$20,782,670	$24,310,583
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	97,441	4,130,051	2,019,714	2,210,255
Net asset value and redemption price per share	$8.18	$12.41	$10.29	$11.00

See Accompanying Notes to Financial Statements

4

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2024 (UNAUDITED)

				Voya
	Voya	Voya	Voya	Retirement
	Retirement	Retirement	Retirement	Moderate
	Conservative	Growth	Moderate	Growth
	Portfolio	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,733,864	$21,482,379	$11,248,109	$15,234,557
Dividends from unaffiliated underlying funds	209,327	—	152,222	—
Interest	3,715	3,109	5,384	2,372
Other	910	5,784	2,186	3,953
Total investment income	4,947,816	21,491,272	11,407,901	15,240,882
EXPENSES:
Investment management fees	350,773	2,200,898	830,644	1,499,125
Distribution and shareholder service fees:
Class ADV	710,144	4,461,339	1,662,536	3,062,368
Transfer agent fees:
Class ADV	18,491	14,346	18,677	19,659
Class I	45	402	593	393
Shareholder reporting expense	2,184	3,458	4,550	2,002
Professional fees	8,736	47,866	19,838	32,760
Custody and accounting expense	14,560	63,700	29,120	47,684
Trustee fees	4,368	25,480	10,374	18,746
Miscellaneous expense	9,349	39,094	17,246	27,692
Interest expense	431	—	—	815
Total expenses	1,119,081	6,856,583	2,593,578	4,711,244
Waived and reimbursed fees	(352,234)	(670,089)	(527,693)	(677,405)
Net expenses	766,847	6,186,494	2,065,885	4,033,839
Net investment income	4,180,969	15,304,778	9,342,016	11,207,043
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	335,948	24,650,605	(1,686,936)	(858,981)
Sale of unaffiliated underlying funds	(58,027)	—	(66,831)	—
Capital gain distributions from affiliated underlying funds	93,804	16,247,961	1,447,847	5,562,988
Net realized gain (loss)	371,725	40,898,566	(305,920)	4,704,007
Net change in unrealized appreciation (depreciation)
on:
Affiliated underlying funds	2,362,718	95,257,968	18,966,771	70,856,436
Unaffiliated underlying funds	(17,522)	—	12,056	—
Net change in unrealized appreciation (depreciation)	2,345,196	95,257,968	18,978,827	70,856,436
Net realized and unrealized gain	2,716,921	136,156,534	18,672,907	75,560,443
Increase in net assets resulting from operations	$6,897,890	$151,461,312	$28,014,923	$86,767,486

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Retirement		Voya Retirement
	Conservative Portfolio		Growth Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2024	December 31,	June 30, 2024	December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$4,180,969	$8,644,518	$15,304,778	$36,396,007
Net realized gain	371,725	2,069,450	40,898,566	98,530,077
Net change in unrealized appreciation (depreciation)	2,345,196	14,830,265	95,257,968	167,175,644
Increase in net assets resulting from operations	6,897,890	25,544,233	151,461,312	302,101,728
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(11,737,641)	—	(173,503,142)
Class I	—	(28,878)	—	(4,623,828)
Total distributions	—	(11,766,519)	—	(178,126,970)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	6,679,358	10,850,691	2,989,097	14,003,578
Reinvestment of distributions	—	11,766,487	—	178,126,970
	6,679,358	22,617,178	2,989,097	192,130,548
Cost of shares redeemed	(34,220,061)	(55,362,120)	(181,557,748)	(295,703,700)
Net decrease in net assets resulting from capital share transactions	(27,540,703)	(32,744,942)	(178,568,651)	(103,573,152)
Net increase (decrease) in net assets	(20,642,813)	(18,967,228)	(27,107,339)	20,401,606
NET ASSETS:
Beginning of year or period	298,478,122	317,445,350	1,856,149,347	1,835,747,741
End of year or period	$277,835,309	$298,478,122	$1,829,042,008	$1,856,149,347

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

			Voya
	Voya Retirement		Retirement Moderate
	Moderate Portfolio		Growth Portfolio
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	June 30, 2024	December 31,	June 30, 2024	December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$9,342,016	$19,073,916	$11,207,043	$27,279,900
Net realized gain (loss)	(305,920)	16,216,019	4,704,007	58,309,900
Net change in unrealized appreciation (depreciation)	18,978,827	41,263,948	70,856,436	95,812,205
Increase in net assets resulting from operations	28,014,923	76,553,883	86,767,486	181,402,005
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	(42,853,070)	—	(110,826,193)
Class I	—	(1,391,494)	—	(2,232,874)
Total distributions	—	(44,244,564)	—	(113,059,067)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,613,780	11,446,559	6,558,149	10,356,209
Reinvestment of distributions	—	44,244,564	—	113,059,067
	5,613,780	55,691,123	6,558,149	123,415,276
Cost of shares redeemed	(63,966,852)	(112,067,447)	(119,081,421)	(185,624,189)
Net decrease in net assets resulting from capital share transactions	(58,353,072)	(56,376,324)	(112,523,272)	(62,208,913)
Net increase (decrease) in net assets	(30,338,149)	(24,067,005)	(25,755,786)	6,134,025

NET ASSETS:
Beginning of year or period	708,184,063	732,251,068	1,272,969,242	1,266,835,217
End of year or period	$677,845,914	$708,184,063	$1,247,213,456	$1,272,969,242

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Retirement Conservative Portfolio
Class ADV
06-30-24+	7.82	0.11•	0.08	0.19	—	—	—	—	—	8.01	2.43	0.79	0.54	0.54	2.94	277,038	14
12-31-23	7.47	0.22•	0.43	0.65	0.15	0.15	—	0.30	—	7.82	8.79	0.79	0.54	0.54	2.83	297,835	22
12-31-22	9.87	0.13•	(1.49)	(1.36)	0.19	0.85	—	1.04	—	7.47	(13.99)	0.78	0.53	0.53	1.61	316,601	22
12-31-21	9.84	0.12•	0.33	0.45	0.21	0.21	—	0.42	—	9.87	4.69	0.79	0.54	0.54	1.22	420,230	26
12-31-20	9.31	0.18	0.75	0.93	0.17	0.23	—	0.40	—	9.84	10.33	0.77	0.52	0.52	1.90	444,944	27
12-31-19	8.57	0.17	0.98	1.15	0.17	0.24	—	0.41	—	9.31	13.61	0.78	0.53	0.53	1.82	424,756	24
Class I
06-30-24+	7.98	0.13•	0.07	0.20	—	—	—	—	—	8.18	2.51	0.29	0.29	0.29	3.21	797	14
12-31-23	7.62	0.23•	0.45	0.68	0.17	0.15	—	0.32	—	7.98	9.06	0.29	0.29	0.29	3.02	643	22
12-31-22	10.04	0.16•	(1.51)	(1.35)	0.22	0.85	—	1.07	—	7.62	(13.68)	0.28	0.28	0.28	1.84	844	22
12-31-21	10.01	0.15•	0.33	0.48	0.24	0.21	—	0.45	—	10.04	4.87	0.29	0.29	0.29	1.46	1,390	26
12-31-20	9.45	0.24•	0.75	0.99	0.20	0.23	—	0.43	—	10.01	10.77	0.27	0.27	0.27	2.47	1,276	27
12-31-19	8.70	0.21•	0.98	1.19	0.20	0.24	—	0.44	—	9.45	13.81	0.28	0.28	0.28	2.31	123	24
Voya Retirement Growth Portfolio
Class ADV
06-30-24+	11.34	0.10•	0.87	0.97	—	—	—	—	—	12.31	8.55	0.76	0.69	0.69	1.66	1,777,788	11
12-31-23	10.61	0.22•	1.63	1.85	0.17	0.95	—	1.12	—	11.34	17.82	0.76	0.69	0.69	1.97	1,807,320	21
12-31-22	15.03	0.13•	(2.68)	(2.55)	0.14	1.73	—	1.87	—	10.61	(16.71)	0.76	0.68	0.68	1.08	1,791,695	19
12-31-21	13.80	0.10•	2.00	2.10	0.25	0.62	—	0.87	—	15.03	15.52	0.77	0.69	0.69	0.66	2,483,104	21
12-31-20	13.00	0.20•	1.44	1.64	0.30	0.54	—	0.84	—	13.80	13.64	0.76	0.68	0.68	1.62	2,499,847	27
12-31-19	11.74	0.26•	2.20	2.46	0.24	0.96	—	1.20	—	13.00	21.55	0.76	0.68	0.68	2.04	2,553,927	40
Class I
06-30-24+	11.41	0.12•	0.88	1.00	—	—	—	—	—	12.41	8.76	0.26	0.26	0.26	2.09	51,254	11
12-31-23	10.67	0.27•	1.64	1.91	0.22	0.95	—	1.17	—	11.41	18.38	0.26	0.26	0.26	2.41	48,830	21
12-31-22	15.12	0.19•	(2.70)	(2.51)	0.21	1.73	—	1.94	—	10.67	(16.32)	0.26	0.26	0.26	1.55	44,053	19
12-31-21	13.88	0.16•	2.01	2.17	0.31	0.62	—	0.93	—	15.12	15.96	0.27	0.27	0.27	1.12	53,917	21
12-31-20	13.08	0.27	1.43	1.70	0.36	0.54	—	0.90	—	13.88	14.11	0.26	0.26	0.26	2.07	51,526	27
12-31-19	11.81	0.31•	2.22	2.53	0.30	0.96	—	1.26	—	13.08	22.09	0.26	0.26	0.26	2.48	47,961	40
Voya Retirement Moderate Portfolio
Class ADV
06-30-24+	9.71	0.13•	0.28	0.41	—	—	—	—	—	10.12	4.22	0.77	0.61	0.61	2.71	657,063	10
12-31-23	9.29	0.25•	0.77	1.02	0.16	0.44	—	0.60	—	9.71	11.24	0.77	0.61	0.61	2.65	686,476	19
12-31-22	12.63	0.14•	(2.04)	(1.90)	0.19	1.25	—	1.44	—	9.29	(15.17)	0.77	0.61	0.61	1.33	710,975	19
12-31-21	12.24	0.12•	1.03	1.15	0.24	0.52	—	0.76	—	12.63	9.64	0.78	0.62	0.62	0.94	962,098	26
12-31-20	11.55	0.20•	1.14	1.34	0.25	0.40	—	0.65	—	12.24	12.17	0.77	0.61	0.61	1.73	988,153	28
12-31-19	10.51	0.22•	1.54	1.76	0.22	0.50	—	0.72	—	11.55	17.14	0.77	0.61	0.61	1.96	1,008,727	31
Class I
06-30-24+	9.86	0.15•	0.28	0.43	—	—	—	—	—	10.29	4.36	0.27	0.27	0.27	3.04	20,783	10
12-31-23	9.43	0.29•	0.78	1.07	0.20	0.44	—	0.64	—	9.86	11.61	0.27	0.27	0.27	3.00	21,708	19
12-31-22	12.81	0.18•	(2.07)	(1.89)	0.24	1.25	—	1.49	—	9.43	(14.87)	0.27	0.27	0.27	1.70	21,276	19
12-31-21	12.40	0.17•	1.05	1.22	0.29	0.52	—	0.81	—	12.81	10.05	0.28	0.28	0.28	1.31	26,121	26
12-31-20	11.70	0.24	1.15	1.39	0.29	0.40	—	0.69	—	12.40	12.51	0.27	0.27	0.27	2.06	22,906	28
12-31-19	10.64	0.25	1.58	1.83	0.27	0.50	—	0.77	—	11.70	17.56	0.27	0.27	0.27	2.35	21,441	31
Voya Retirement Moderate Growth Portfolio
Class ADV
06-30-24+	10.40	0.10•	0.64	0.74	—	—	—	—	—	11.14	7.12	0.76	0.65	0.65	1.79	1,222,903	9
12-31-23	9.87	0.22•	1.26	1.48	0.15	0.80	—	0.95	—	10.40	15.37	0.77	0.66	0.66	2.15	1,247,175	17

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (Continued)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
Year or	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)(5)	Net assets, end of year or period	Portfolio turnover rate
period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)

Voya Retirement Moderate Growth Portfolio (continued)
Class ADV (continued)
12-31-22	13.71	0.13•	(2.37)	(2.24)	0.16	1.44	—	1.60	—	9.87	(16.30)	0.76	0.65	0.65	1.13	1,243,439	18
12-31-21	12.79	0.10•	1.64	1.74	0.24	0.58	—	0.82	—	13.71	13.92	0.77	0.66	0.66	0.77	1,720,105	20
12-31-20	12.10	0.20•	1.29	1.49	0.27	0.53	—	0.80	—	12.79	13.15	0.76	0.65	0.65	1.66	1,736,505	28
12-31-19	10.97	0.23•	1.91	2.14	0.23	0.78	—	1.01	—	12.10	20.02	0.76	0.65	0.65	1.98	1,769,060	39
Class I
06-30-24+	10.24	0.11•	0.65	0.76	—	—	—	—	—	11.00	7.42	0.26	0.26	0.26	2.16	24,311	9
12-31-23	9.74	0.26•	1.24	1.50	0.20	0.80	—	1.00	—	10.24	15.79	0.27	0.27	0.27	2.58	25,794	17
12-31-22	13.58	0.18•	(2.36)	(2.18)	0.22	1.44	—	1.66	—	9.74	(16.01)	0.26	0.26	0.26	1.59	23,397	18
12-31-21	12.67	0.16•	1.62	1.78	0.29	0.58	—	0.87	—	13.58	14.41	0.27	0.27	0.27	1.20	28,228	20
12-31-20	12.00	0.25	1.27	1.52	0.32	0.53	—	0.85	—	12.67	13.59	0.26	0.26	0.26	2.10	24,726	28
12-31-19	10.90	0.29	1.87	2.16	0.28	0.78	—	1.06	—	12.00	20.40	0.26	0.26	0.26	2.41	22,520	39

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio.Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds ("ETFs"). Net investment income (loss) of any underlying mutual funds or ETFs is not included in a Portfolio net investment income (loss) ratio to average net assets.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Investors Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust currently consists of twenty-two active separate investment series. The four series (each, a “Portfolio” and collectively, the “Portfolios”) included in this report are: Voya Retirement Conservative Portfolio (“Conservative”), Voya Retirement Growth Portfolio (“Growth”), Voya Retirement Moderate Portfolio (“Moderate”) and Voya Retirement Moderate Growth Portfolio (“Moderate Growth”), each a diversified series of the Trust.

The classes of shares included in this report are: Adviser (“Class ADV”) and Institutional (“Class I”). With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

Each Portfolio seeks to achieve its investment objective by investing in other investment companies (“Underlying Funds”) and uses asset allocation strategies to determine how much to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as dividends from underlying funds in the Statements of Operations. Capital gain distributions received from the

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Each Portfolio declares and pays dividends and capital gain distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

D. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT IN UNDERLYING FUNDS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Conservative	$39,709,242	$62,776,548
Growth	204,387,142	351,460,978
Moderate	67,617,298	118,136,951
Moderate Growth	109,578,815	216,497,971

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on: 0.24% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds and 0.34% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and/or other direct investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

The Trust has entered into a shareholder service and distribution plan (the “Agreement”) for the Class ADV shares of each Portfolio. The Agreement compensates the Distributor for the provision of shareholder services and/or account maintenance services and the distribution of shares to direct or indirect beneficial owners of Class ADV shares. Under the Agreement, each Portfolio makes payments to the Distributor a shareholder service fee of 0.25% and a distribution fee of 0.25% of each Portfolio’s average daily net assets attributable to Class ADV shares. The Distributor has contractually agreed to waive 0.2480%, 0.0751%, 0.1587% and 0.1106% of the distribution fee for the Class ADV shares of Conservative, Growth, Moderate and Moderate Growth, respectively. The actual distribution fee to be paid by Conservative, Growth, Moderate and Moderate Growth is at an annual rate of 0.002%, 0.1749%, 0.0913% and 0.1394%, respectively. Any fees waived are not subject to recoupment. Termination or modification of this obligation requires approval by the Board.

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage

Voya Institutional Trust Company	Conservative	27.64%
	Moderate	13.12
	Moderate Growth	7.59

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2024, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Conservative	$ 18,509
Growth	14,671
Moderate	19,212
Moderate Growth	19,983

NOTE 7 —EXPENSE LIMITATION AGREEMENTS

	Class	Class
Portfolio(1)	ADV	I
Conservative	0.92%	0.67%
Growth	1.07%	0.82%
Moderate	1.00%	0.75%
Moderate Growth	1.04%	0.79%

(1)	These operating expense limits take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities. As of June 30, 2024, the Portfolios did not have any amount of waived and/or reimbursed fees that would be subject to possible recoupment.

The Expense Limitation Agreement is contractual through May 1, 2025 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2024.

13

NOTES TO FINANCIAL STATEMENTS As OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 8 — LINE OF CREDIT (continued)

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Conservative	3	$818,000	6.33%
Moderate Growth	7	662,143	6.33

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

						Net
						increase		Proceeds
						(decrease)		from
		Shares	Reinvestment			in		shares	Reinvestment
	Shares	issued in	of	Shares	Shares	shares	Shares	issued in	of	Shares	Shares	Net increase
	sold	merger	distributions	redeemed	converted	outstanding	sold	merger	distributions	redeemed	converted	(decrease)
Year or
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Conservative
Class ADV
6/30/2024	829,418	—	—	(4,344,778)	—	(3,515,360)	6,528,524	—	—	(34,204,980)	—	(27,676,456)
12/31/2023	1,398,647	—	1,546,461	(7,259,161)	—	(4,314,053)	10,760,177	—	11,737,641	(55,008,045)	—	(32,510,227)
Class I
6/30/2024	18,736	—	—	(1,884)	—	16,852	150,834	—	—	(15,081)	—	135,753
12/31/2023	11,428	—	3,732	(45,415)	—	(30,255)	90,514	—	28,846	(354,075)	—	(234,715)
Growth
Class ADV
6/30/2024	219,152	—	—	(15,166,040)	—	(14,946,888)	2,600,412	—	—	(179,376,131)	—	(176,775,719)
12/31/2023	1,112,765	—	15,976,348	(26,628,621)	—	(9,539,508)	12,112,622	—	173,503,142	(290,851,965)	—	(105,236,201)
Class I
6/30/2024	32,967	—	—	(183,053)	—	(150,086)	388,685	—	—	(2,181,617)	—	(1,792,932)
12/31/2023	169,124	—	424,204	(441,560)	—	151,768	1,890,956	—	4,623,828	(4,851,735)	—	1,663,049
Moderate
Class ADV
6/30/2024	500,596	—	—	(6,230,845)	—	(5,730,249)	4,921,365	—	—	(61,461,620)	—	(56,540,255)
12/31/2023	1,138,666	—	4,563,692	(11,572,037)	—	(5,869,679)	10,796,569	—	42,853,070	(109,465,360)	—	(55,815,721)
Class I
6/30/2024	69,073	—	—	(250,500)	—	(181,427)	692,415	—	—	(2,505,232)	—	(1,812,817)
12/31/2023	67,938	—	146,165	(270,006)	—	(55,903)	649,990	—	1,391,494	(2,602,087)	—	(560,603)
Moderate Growth
Class ADV
6/30/2024	567,021	—	—	(10,743,851)	—	(10,176,830)	6,103,340	—	—	(115,358,082)	—	(109,254,742)
12/31/2023	901,016	—	11,093,713	(18,123,242)	—	(6,128,513)	9,100,182	—	110,826,193	(183,195,336)	—	(63,268,961)
Class I
6/30/2024	42,987	—	—	(350,559)	—	(307,572)	454,809	—	—	(3,723,339)	—	(3,268,530)
12/31/2023	126,004	—	227,380	(238,332)	—	115,052	1,256,027	—	2,232,874	(2,428,853)	—	1,060,048

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

14

NOTES TO FINANCIAL STATEMENTS As OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Conservative	$5,971,247	$5,795,272	$9,796,934	$31,830,744
Growth	26,802,230	151,324,740	23,181,990	271,864,205
Moderate	11,736,639	32,507,925	13,915,916	90,373,059
Moderate Growth	18,142,774	94,916,293	19,283,793	169,908,125

The tax-basis components of distributable earnings as of December 31, 2023 were:

	Undistributed Ordinary	Undistributed Long-term	Unrealized Appreciation/	Total Distributable
	Income	Capital Gains	(Depreciation)	Earnings/(Loss)
Conservative	$9,557,554	$3,453,350	$3,764,888	$16,775,792
Growth	39,900,519	104,046,824	(8,596,315)	135,351,028
Moderate	19,979,388	17,367,186	(57,140,888)	(19,794,314)
Moderate Growth	28,889,156	59,175,370	(43,490,601)	44,573,925

At December 31, 2023, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.

As of June 30, 2024, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United

Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars,

15

NOTES TO FINANCIAL STATEMENTS As OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

NOTE 12 — MARKET DISRUPTION AND GEOPOLITICAL RISK (continued)

terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short-or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange traded suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

NOTE 13 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolios declared dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Conservative
Class ADV	$0.2513	$0.0266	$0.1005	July 16, 2024	July 12, 2024
Class I	$0.2739	$0.0266	$0.1005	July 16, 2024	July 12, 2024
Growth
Class ADV	$0.2455	$0.0239	$0.7061	July 16, 2024	July 12, 2024
Class I	$0.2987	$0.0239	$0.7061	July 16, 2024	July 12, 2024
Moderate
Class ADV	$0.2857	$0.0137	$0.2613	July 16, 2024	July 12, 2024
Class I	$0.3225	$0.0137	$0.2613	July 16, 2024	July 12, 2024
Moderate Growth
Class ADV	$0.2451	$0.0146	$0.5334	July 16, 2024	July 12, 2024
Class I	$0.2895	$0.0146	$0.5334	July 16, 2024	July 12, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

16

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 8.0%
160,033	Schwab U.S. TIPS ETF	$8,323,316	3.0
181,521	Vanguard Short-Term Bond ETF	13,922,661	5.0
	Total Exchange-Traded Funds
	(Cost $22,752,779)	22,245,977	8.0

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
1,632,797	Voya High Yield Bond Fund - Class R6	11,184,659	4.0
729,800	Voya International Index Portfolio - Class I	8,283,226	3.0
534,017	Voya Russell™ Mid Cap Index Portfolio - Class I	5,591,157	2.0
4,221,655	Voya Short Term Bond Fund - Class R6	39,134,739	14.1
15,141,702	Voya U.S. Bond Index Portfolio - Class I	135,821,070	48.9
2,713,635	Voya U.S. Stock Index Portfolio - Class I	55,602,378	20.0
	Total Mutual Funds (Cost $240,392,705)	255,617,229	92.0
	Total Long-Term Investments (Cost $263,145,484)	277,863,206	100.0
	Total Investments in Securities (Cost $263,145,484)	$277,863,206	100.0
	Liabilities in Excess of Other Assets	(27,897)	0.0
	Net Assets	$277,835,309	100.0

See Accompanying Notes to Financial Statements

17

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
CONSERVATIVE PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$22,245,977	$—	$—	$22,245,977
Mutual Funds	255,617,229	—	—	255,617,229
Total Investments, at fair value	$277,863,206	$—	$—	$277,863,206

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund - Class R6	$12,269,668	$688,078	$(1,643,932)	$(129,155)	$11,184,659	$389,146	$21,556	$—
Voya International Index Portfolio - Class I	9,017,088	654,535	(1,435,141)	46,744	8,283,226	240,514	163,700	—
Voya Russell™ Large Cap Value Index Portfolio - Class I	6,115,705	314,882	(6,045,168)	(385,419)	—	119,010	613,837	93,804
Voya Russell™ Mid Cap Index Portfolio - Class I	—	5,573,414	(3,618)	21,361	5,591,157	—	11	—
Voya Short Term Bond Fund - Class R6	41,605,279	2,449,251	(5,007,057)	87,266	39,134,739	921,340	(353,186)	—
Voya U.S. Bond Index Portfolio - Class I	157,300,710	16,382,760	(38,935,302)	1,072,902	135,821,070	3,063,854	(5,465,489)	—
Voya U.S. Stock Index Portfolio - Class I	53,247,532	8,104,708	(7,398,881)	1,649,019	55,602,378	—	5,355,519	—
	$279,555,982	$34,167,628	$(60,469,099)	$2,362,718	$255,617,229	$4,733,864	$335,948	$93,804

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $271,753,123.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$31,184,731
Gross Unrealized Depreciation	(25,074,647)
Net Unrealized Appreciation	$6,110,084

See Accompanying Notes to Financial Statements

18

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
5,511,949	Voya Emerging Markets Index Portfolio - Class I	$55,064,368	3.0
5,375,176	Voya High Yield Bond Fund - Class R6	36,819,958	2.0
17,619,328	Voya International Index Portfolio - Class I	199,979,371	10.9
731,209	Voya Russell™ Large Cap Growth Index - Class I	54,701,748	3.0
17,514,839	Voya Russell™ Mid Cap Index Portfolio - Class I	183,380,370	10.0
2,872,103	Voya Russell™ Small Cap Index Portfolio - Class I	37,136,288	2.0
9,938,619	Voya Short Term Bond Fund - Class R6	92,130,998	5.1
28,490,002	Voya U.S. Bond Index Portfolio - Class I	255,555,321	14.0
44,671,887	Voya U.S. Stock Index Portfolio - Class I	915,326,967	50.1
	Total Mutual Funds (Cost $1,715,255,042)	1,830,095,389	100.1

	Total Investments in Securities (Cost $1,715,255,042)	$1,830,095,389	100.1
	Liabilities in Excess of Other Assets	(1,053,381)	(0.1)
	Net Assets	$1,829,042,008	100.0

See Accompanying Notes to Financial Statements

19

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Mutual Funds	$1,830,095,389	$—	$—	$1,830,095,389
Total Investments, at fair value	$1,830,095,389	$—	$—	$1,830,095,389

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$53,224,217	$8,154,134	$(9,606,295)	$3,292,312	$55,064,368	$3,178,582	$(2,718,141)	$—
Voya High Yield Bond Fund - Class R6	37,103,051	3,757,924	(3,637,601)	(403,416)	36,819,958	1,238,178	84,020	—
Voya International Index Portfolio - Class I	200,058,939	18,358,082	(20,003,389)	1,565,739	199,979,371	5,652,457	3,202,680	—
Voya Russell™ Large Cap Growth Index - Class I	—	55,156,433	(147,577)	(307,108)	54,701,748	—	(157)	—
Voya Russell™ Large Cap Value Index Portfolio - Class I	55,469,744	2,734,874	(54,696,342)	(3,508,276)	—	1,148,085	5,614,539	904,924
Voya Russell™ Mid Cap Index Portfolio - Class I	152,040,478	57,341,442	(15,171,767)	(10,829,783)	183,380,370	1,822,026	2,921,599	13,043,573
Voya Russell™ Small Cap Index Portfolio - Class I	37,842,515	5,206,124	(2,686,757)	(3,225,594)	37,136,288	448,375	1,005,726	2,299,464
Voya Short Term Bond Fund - Class R6	125,621,217	14,626,502	(50,856,207)	2,739,486	92,130,998	2,914,821	(3,585,179)	—
Voya U.S. Bond Index Portfolio - Class I	249,205,031	39,051,628	(32,405,836)	(295,502)	255,555,321	5,079,855	(6,821,214)	—
Voya U.S. Stock Index Portfolio - Class I	946,695,459	—	(137,598,602)	106,230,110	915,326,967	—	24,946,732	—
	$1,857,260,651	$204,387,143	$(326,810,373)	$95,257,968	$1,830,095,389	$21,482,379	$24,650,605	$16,247,961

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,743,433,736.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$172,827,274
Gross Unrealized Depreciation	(86,165,621)
Net Unrealized Appreciation	$86,661,653)

See Accompanying Notes to Financial Statements

20

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 2.0%
260,327	Schwab U.S. TIPS ETF	$13,539,607	2.0
	Total Exchange-Traded Funds
	(Cost $14,507,897)	13,539,607	2.0
MUTUAL FUNDS: 98.0%
	Affiliated Investment Companies: 98.0%
1,361,681	Voya Emerging Markets Index Portfolio - Class I	13,603,189	2.0
3,983,711	Voya High Yield Bond Fund - Class R6	27,288,420	4.0
3,561,270	Voya International Index Portfolio - Class I	40,420,413	6.0
1,948,306	Voya Russell™ Mid Cap Index Portfolio - Class I	20,398,763	3.0
8,830,702	Voya Short Term Bond Fund - Class R6	81,860,608	12.1
31,668,552	Voya U.S. Bond Index Portfolio - Class I	284,066,912	41.9
9,601,189	Voya U.S. Stock Index Portfolio - Class I	196,728,373	29.0
	Total Mutual Funds (Cost $685,517,275)	664,366,678	98.0
	Total Long-Term Investments (Cost $700,025,172)	677,906,285	100.0
	Total Investments in Securities (Cost $700,025,172)	$677,906,285	100.0
	Liabilities in Excess of Other Assets	(60,371)	0.0
	Net Assets	$677,845,914	100.0

See Accompanying Notes to Financial Statements

21

VOYA RETIREMENT	PORTFOLIO OF INVESTMENTS
MODERATE PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Exchange-Traded Funds	$13,539,607	$—	$—	$13,539,607
Mutual Funds	664,366,678	—	—	664,366,678
Total Investments, at fair value	$677,906,285	$—	$—	$677,906,285

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$13,840,394	$1,378,264	$(1,713,598)	$98,129	$13,603,189	$793,117	$35,879	$—
Voya High Yield Bond Fund - Class R6	28,890,206	1,604,699	(2,888,336)	(318,149)	27,288,420	934,153	65,319	—
Voya International Index Portfolio - Class I	42,472,338	2,793,239	(5,050,644)	205,480	40,420,413	1,157,211	794,699	—
Voya Russell™ Large Cap Value Index Portfolio - Class I	14,399,233	543,234	(14,032,567)	(909,900)	—	286,320	1,453,080	225,678
Voya Russell™ Mid Cap Index Portfolio - Class I	14,802,645	8,510,390	(2,694,808)	(219,464)	20,398,763	170,722	(498,307)	1,222,169
Voya Short Term Bond Fund - Class R6	83,917,893	5,841,500	(7,926,158)	27,373	81,860,608	1,896,507	(566,616)	—
Voya U.S. Bond Index Portfolio - Class I	303,707,204	29,972,463	(48,498,494)	(1,114,261)	284,066,912	6,010,079	(7,457,487)	—
Voya U.S. Stock Index Portfolio - Class I	191,857,840	16,932,549	(33,259,579)	21,197,563	196,728,373	—	4,486,497	—
	$693,887,753	$67,576,338	$(116,064,184)	$18,966,771	$664,366,678	$11,248,109	$(1,686,936)	$1,447,847

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $716,068,346.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$32,558,828
Gross Unrealized Depreciation	(70,720,889)
Net Unrealized Depreciation	$(38,162,061

See Accompanying Notes to Financial Statements

22

VOYA RETIREMENT MODERATE	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED)

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 100.1%
	Affiliated Investment Companies: 100.1%
2,506,594	Voya Emerging Markets Index Portfolio - Class I	$25,040,871	2.0
3,666,560	Voya High Yield Bond Fund - Class R6	25,115,938	2.0
7,648,411	Voya International Index Portfolio - Class I	86,809,463	7.0
332,522	Voya Russell™ Large Cap Growth Index - Class I	24,875,946	2.0
5,968,178	Voya Russell™ Mid Cap Index Portfolio - Class I	62,486,828	5.0
10,836,946	Voya Short Term Bond Fund - Class R6	100,458,486	8.1
37,473,321	Voya U.S. Bond Index Portfolio - Class I	336,135,686	26.9
28,648,272	Voya U.S. Stock Index Portfolio - Class I	587,003,103	47.1
	Total Mutual Funds (Cost $1,199,745,214)	1,247,926,321	100.1
	Total Investments in Securities (Cost $1,199,745,214)	$1,247,926,321	100.1
	Liabilities in Excess of Other Assets	(712,865)	(0.1)
	Net Assets	$1,247,213,456	100.0

See Accompanying Notes to Financial Statements

23

VOYA RETIREMENT MODERATE	PORTFOLIO OF INVESTMENTS
GROWTH PORTFOLIO	AS OF JUNE 30, 2024 (UNAUDITED) (CONTINUED)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Mutual Funds	$1,247,926,321	$—	$—	$1,247,926,321
Total Investments, at fair value	$1,247,926,321	$—	$—	$1,247,926,321

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2023	Purchases at Cost	Sales at Cost	Change In Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2024	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class I	$24,562,032	$3,335,479	$(4,512,378)	$1,655,738	$25,040,871	$1,446,811	$(1,405,635)	$—
Voya High Yield Bond Fund - Class R6	25,635,955	2,220,771	(2,462,507)	(278,281)	25,115,938	845,933	56,138	—
Voya International Index Portfolio - Class I	87,935,229	7,180,391	(8,951,692)	645,535	86,809,463	2,453,918	1,432,526	—
Voya Russell™ Large Cap Growth Index - Class I	—	25,061,323	(45,718)	(139,659)	24,875,946	—	(50)	—
Voya Russell™ Mid Cap Index Portfolio - Class I	65,657,329	8,609,145	(7,988,252)	(3,791,394)	62,486,828	777,081	366,786	5,562,988
Voya Short Term Bond Fund - Class R6	99,148,831	11,294,958	(10,067,274)	81,971	100,458,486	2,290,889	(717,259)	—
Voya U.S. Bond Index Portfolio - Class I	368,820,389	47,751,038	(85,745,289)	5,309,548	336,135,686	7,419,925	(15,683,362)	—
Voya U.S. Stock Index Portfolio - Class I	601,962,280	4,125,709	(86,457,864)	67,372,978	587,003,103	—	15,091,875	—
	$1,273,722,045	$109,578,814	$(206,230,974)	$70,856,436	$1,247,926,321	$15,234,557	$(858,981)	$5,562,988

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,220,560,486.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$111,230,730
Gross Unrealized Depreciation	(83,864,895)
Net Unrealized Appreciation	$27,365,835

See Accompanying Notes to Financial Statements

24

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Investment Adviser	Custodian
Voya Investments, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	The Bank of New York Mellon 225 Liberty Street New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC 7337 East Doubletree Ranch Road, Suite 100 Scottsdale, Arizona 85258	Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

VPSAR-RETADVI (0624)

Semi-Annual Financial Statements and Other Information

June 30, 2024

■	Voya VACS Index Series EM Portfolio
■	Voya VACS Index Series I Portfolio
■	Voya VACS Index Series MC Portfolio
■	Voya VACS Index Series S Portfolio
■	Voya VACS Index Series SC Portfolio

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge and upon request, by calling 1-800-992-0180, or by accessing on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios' Forms NPORT-P are available on the SEC's website at www.sec.gov.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya	Voya	Voya
	VACS Index	VACS Index	VACS Index
	Series EM	Series I	Series MC
	Portfolio	Portfolio	Portfolio
ASSETS:
Investments in securities at fair value+*	$314,429,876	$1,567,884,374	$548,778,157
Investments in affiliates at fair value**	–	–	363,648
Short-term investments at fair value†	12,970,260	113,357,527	3,924,797
Cash	–	126	254,911
Cash collateral for futures contracts	399,393	2,140,448	99,660
Foreign currencies at value‡	794,127	2,340,113	–
Receivables:
Investment securities sold	12,542	–	57,415,313
Fund shares sold	34,433	207,678	81,333
Dividends	1,031,589	2,302,751	477,399
Interest	52	–	178
Foreign tax reclaims	48,837	4,150,211	–
Variation margin on futures contracts	22,248	84,319	2,040
Unrealized appreciation on forward foreign currency contracts	50	–	–
Other assets	883	3,527	967
Total assets	329,744,290	1,692,471,074	611,398,403

LIABILITIES:
Payable for investment securities purchased	29,010	–	57,511,102
Payable for fund shares redeemed	329,393	1,563,732	512,820
Payable upon receipt of securities loaned	3,044,260	58,724,527	2,960,797
Unrealized depreciation on forward foreign currency contracts	45	–	–
Payable for unified fees	40,905	208,828	68,686
Payable to custodian due to bank overdraft	1,844	–	–
Payable to directors/ trustees under the deferred compensation plan (Note 5)	883	3,527	967
Payable for foreign capital gains tax	551,989	–	–
Other accrued expenses and liabilities	–	119,195	–
Total liabilities	3,998,329	60,619,809	61,054,372
NET ASSETS	$325,745,961	$1,631,851,265	$550,344,031

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$293,327,606	$1,460,564,591	$510,078,955
Total distributable earnings	32,418,355	171,286,674	40,265,076
NET ASSETS	$325,745,961	$1,631,851,265	$550,344,031

+ Including securities loaned at value	$2,813,585	$55,450,987	$2,816,286
* Cost of investments in securities	$281,649,543	$1,417,612,511	$525,773,873
** Cost of investments in affiliates	$—	$—	$360,668
† Cost of short-term investments	$12,970,260	$113,357,527	$3,924,797
‡ Cost of foreign currencies	$757,713	$2,339,462	$—

Net assets	$325,745,961	$1,631,851,265	$550,344,031
Shares authorized	200,000,000	200,000,000	200,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,632,881	145,649,626	48,775,370
Net asset value and redemption price per share	$11.38	$11.20	$11.28

See Accompanying Notes to Financial Statements

1

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2024 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
ASSETS:
Investments in securities at fair value+*	$3,818,738,050	$260,687,450
Short-term investments at fair value†	13,260,432	10,635,435
Cash	1,271,520	65,677
Cash collateral for futures contracts	700,920	228,800
Receivables:
Investment securities sold	136,634	25,922,919
Fund shares sold	472,115	32,529
Dividends	2,002,921	261,788
Interest	669	62
Foreign tax reclaims	–	1,772
Variation margin on futures contracts	–	7,696
Other assets	8,695	806
Total assets	3,836,591,956	297,844,934

LIABILITIES:
Payable for investment securities purchased	–	26,305,181
Payable for fund shares redeemed	3,488,772	265,181
Payable upon receipt of securities loaned	1,266,432	7,893,435
Variation margin payable on futures contracts	70,881	–
Payable for unified fees	463,435	33,366
Payable to directors/ trustees under the deferred compensation plan (Note 5)	8,695	806
Total liabilities	5,298,215	34,497,969
NET ASSETS	$3,831,293,741	$263,346,965

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$2,731,395,716	$231,949,311
Total distributable earnings	1,099,898,025	31,397,654
NET ASSETS	$3,831,293,741	$263,346,965

+ Including securities loaned at value	$1,234,442	$7,651,157
* Cost of investments in securities	$2,837,752,228	$242,034,785
† Cost of short-term investments	$13,260,432	$10,635,435

Net assets	$3,831,293,741	$263,346,965
Shares authorized	unlimited	200,000,000
Par value	$0.001	$0.001
Shares outstanding	279,921,121	24,292,329
Net asset value and redemption price per share	$13.69	$10.84

See Accompanying Notes to Financial Statements

2

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya	Voya	Voya
	VACS Index	VACS Index	VACS Index
	Series EM	Series I	Series MC
	Portfolio	Portfolio	Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,341,681	$31,746,227	$3,641,048
Dividends from affiliates	—	—	3,264
Interest	11,821	50,231	9,636
Securities lending income, net	5,781	124,269	34,037
Other	1,117	4,942	1,320
Total investment income	4,360,400	31,925,669	3,689,305
EXPENSES:
Unified fees	249,048	1,204,604	346,967
Trustee fees and expenses	28,178	52,504	14,662
Interest expense	31,347	—	3,108
Total expenses	308,573	1,257,108	364,737
Net investment income	4,051,827	30,668,561	3,324,568
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(1,452,120)	(3,445,977)	14,455,990
Sale of investments in affiliates	—	—	(123)
Forward foreign currency contracts	(13,560)	(1,590)	—
Foreign currency related transactions	(272,956)	(259,774)	—
Futures	695,425	2,667,642	82,488
Net realized gain (loss)	(1,043,211)	(1,039,699)	14,538,355
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	16,916,295	56,027,547	(2,756,505)
Affiliates	—	—	(7,609)
Forward foreign currency contracts	5	—	—
Foreign currency related transactions	(19,576)	(180,333)	—
Futures	(271,899)	(1,670,380)	(67,897)
Net change in unrealized appreciation (depreciation)	16,624,825	54,176,834	(2,832,011)
Net realized and unrealized gain	15,581,614	53,137,135	11,706,344
Increase in net assets resulting from operations	$19,633,441	$83,805,696	$15,030,912

* Foreign taxes withheld	$476,757	$3,498,362	$2,028
^ Foreign capital gains taxes withheld	$606,190	$—	$—
# Change in foreign capital gains taxes accrued	$1,437,989	$—	$—

See Accompanying Notes to Financial Statements

3

STATEMENTS OF OPERATIONS for the six months ended June 30, 2024 (Unaudited)

	Voya VACS Index Series S Portfolio	Voya VACS Index Series SC Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$27,153,877	$2,172,391
Interest	74,150	15,646
Securities lending income, net	8,788	105,735
Other	11,357	1,019
Total investment income	27,248,172	2,294,791
EXPENSES:
Unified fees	2,759,489	218,580
Trustee fees and expenses	127,670	12,822
Interest expense	17,583	20,708
Total expenses	2,904,742	252,110
Net investment income	24,343,430	2,042,681
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	21,545,686	11,660,363
Futures	8,130,892	294,798
Net realized gain	29,676,578	11,955,161
Net change in unrealized appreciation (depreciation) on:
Investments	471,068,988	(14,627,086)
Futures	(1,275,047)	(825,195)
Net change in unrealized appreciation (depreciation)	469,793,941	(15,452,281)
Net realized and unrealized gain (loss)	499,470,519	(3,497,120)
Increase (decrease) in net assets resulting from operations	$523,813,949	$(1,454,439)
* Foreign taxes withheld	$6,695	$3,176

See Accompanying Notes to Financial Statements

4

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series EM Portfolio		Series I Portfolio
	Six Months		Six Months	February 3,
	Ended	March 15, 2023(1)	Ended	2023(1)
	June 30, 2024	to December 31,	June 30, 2024	to December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$4,051,827	$10,717,097	$30,668,561	$34,857,083
Net realized loss	(1,043,211)	(1,958,961)	(1,039,699)	(3,057,144)
Net change in unrealized appreciation (depreciation)	16,624,825	15,619,158	54,176,834	96,008,712
Increase in net assets resulting from operations	19,633,441	24,377,294	83,805,696	127,808,651

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(11,592,380)	—	(40,327,673)	—
Total distributions	(11,592,380)	—	(40,327,673)	—

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	20,832,972	624,123,073	82,168,554	1,528,230,027
Reinvestment of distributions	11,592,380	—	40,327,673	—
	32,425,352	624,123,073	122,496,227	1,528,230,027
Cost of shares redeemed	(117,525,471)	(245,695,348)	(99,309,563)	(90,852,100)

Net increase (decrease) in net assets resulting from capital share transactions	(85,100,119)	378,427,725	23,186,664	1,437,377,927
Net increase (decrease) in net assets	(77,059,058)	402,805,019	66,664,687	1,565,186,578
NET ASSETS:
Beginning of year or period	402,805,019	—	1,565,186,578	—
End of year or period	$325,745,961	$402,805,019	$1,631,851,265	$1,565,186,578

(1)  Commencement of operations.

See Accompanying Notes to Financial Statements

5

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index		Voya VACS Index
	Series MC Portfolio		Series S Portfolio
	Six Months	January 27,	Six Months	January 27,
	Ended	2023(1)	Ended	2023(1)
	June 30, 2024	to December 31,	June 30, 2024	to December 31,
	(Unaudited)	2023	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$3,324,568	$4,967,881	$24,343,430	$48,572,861
Net realized gain	14,538,355	743,402	29,676,578	16,222,288
Net change in unrealized appreciation (depreciation)	(2,832,011)	25,838,113	469,793,941	511,288,927
Increase in net assets resulting from
operations	15,030,912	31,549,396	523,813,949	576,084,076
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(6,315,232)	—	—	—
Total distributions	(6,315,232)	—	—	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	192,827,371	387,514,709	330,220,765	3,479,332,818
Reinvestment of distributions	6,315,232	—	—	—
	199,142,603	387,514,709	330,220,765	3,479,332,818
Cost of shares redeemed	(34,448,290)	(42,130,067)	(511,344,496)	(566,813,371)
Net increase (decrease) in net assets resulting from capital share transactions	164,694,313	345,384,642	(181,123,731)	2,912,519,447
Net increase in net assets	173,409,993	376,934,038	342,690,218	3,488,603,523
NET ASSETS:
Beginning of year or period	376,934,038	—	3,488,603,523	—
End of year or period	$550,344,031	$376,934,038	$3,831,293,741	$3,488,603,523

(1)       Commencement of operations.

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya VACS Index
	Series SC Portfolio
	Six Months	January 20,
	Ended	2023(1)
	June 30, 2024	to December 31,
	(Unaudited)	2023
FROM OPERATIONS:
Net investment income	$2,042,681	$5,121,203
Net realized gain	11,955,161	1,653,462
Net change in unrealized appreciation (depreciation)	(15,452,281)	34,151,249
Increase (decrease) in net assets resulting from operations	(1,454,439)	40,925,914
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(8,073,821)	—
Total distributions	(8,073,821)	—
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	17,897,528	415,681,393
Reinvestment of distributions	8,073,821	—
	25,971,349	415,681,393
Cost of shares redeemed	(169,723,686)	(39,979,745)
Net increase (decrease) in net assets resulting from capital share transactions	(143,752,337)	375,701,648
Net increase (decrease) in net assets	(153,280,597)	416,627,562
NET ASSETS:
Beginning of year or period	416,627,562	—
End of year or period	$263,346,965	$416,627,562

(1)       Commencement of operations.

See Accompanying Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expenses net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000's)	(%)

Voya VACS Index Series EM Portfolio
06-30-24+	11.00	0.13•	0.67	0.80	0.42	—	—	0.42	—	11.38	6.90	0.19	0.19	0.19	2.44	325,746	4
03-15-23(5)- 12-31-23	10.00	0.27•	0.73	1.00	—	—	—	—	—	11.00	10.00	0.16	0.16	0.16	3.15	402,805	56
Voya VACS Index Series I Portfolio
06-30-24+	10.90	0.21•	0.37	0.58	0.28	—	—	0.28	—	11.20	5.32	0.16	0.16	0.16	3.82	1,631,851	2
02-03-23(5)- 12-31-23	10.00	0.28•	0.62	0.90	—	—	—	—	—	10.90	9.00	0.15	0.15	0.15	3.09	1,565,187	3
Voya VACS Index Series MC Portfolio
06-30-24+	10.88	0.08•	0.45	0.53	0.10	0.03	—	0.13	—	11.28	4.86	0.16	0.16	0.16	1.44	550,344	20
01-27-23(5)- 12-31-23	10.00	0.15•	0.73	0.88	—	—	—	—	—	10.88	8.80	0.16	0.16	0.16	1.63	376,934	22
Voya VACS Index Series S Portfolio
06-30-24+	11.88	0.08•	1.73	1.81	—	—	—	—	—	13.69	15.24	0.16	0.16	0.16	1.32	3,831,294	5
01-27-23(5)- 12-31-23	10.00	0.16•	1.72	1.88	—	—	—	—	—	11.88	18.80	0.15	0.15	0.15	1.62	3,488,604	9
Voya VACS Index Series SC Portfolio
06-30-24+	11.01	0.08•	0.09	0.17	0.22	0.12	—	0.34	—	10.84	1.53	0.17	0.17	0.17	1.40	263,347	10
01-20-23(5)- 12-31-23	10.00	0.14•	0.87	1.01	—	—	—	—	—	11.01	10.10	0.16	0.16	0.16	1.54	416,628	20

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.

+	Unaudited.

•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

8

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are eighteen active separate investment series that comprise the Company. The four series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya VACS Index Series EM Portfolio (“Series EM”), Voya VACS Index Series I Portfolio (“Series I”), Voya VACS Index Series MC Portfolio (“Series MC”), and Voya VACS Index Series SC Portfolio (“Series SC”), each a diversified series of the Company.

Voya Investors Trust (the “Trust”) is registered under the 1940 Act, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 3, 1988. The Trust consists of twenty-two active separate investment series. This report is for Voya VACS Index Series S Portfolio (“Series S”), a diversified series of the Trust.

Each of the series is referred to as a “Portfolio” and collectively, the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The Portfolios’ shares are not registered under the Securities Act of 1933 (the “1933 Act”) because the shares are issued solely in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. Investments in a Fund may only be made by “accredited investors,” within the meaning of Regulation D under the 1933 Act.

The Portfolios do not have a share class designation. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio. Expenses that are specific to a portfolio are charged directly to that portfolio. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Portfolios. Voya Investments Distributor, LLC (“VID”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Portfolios are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Board Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under the U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of each class of each Portfolio is calculated by taking the value of each Portfolio’s assets attributable to that class, subtracting each Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Portfolio assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of each Portfolio’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or

9

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

each Portfolio’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

The Portfolios’ financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the portfolio can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

Level 3 – unobservable inputs (including the portfolio’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgement used in determining those values.

A table summarizing each Portfolio’s investments under these levels of classification is included within each Portfolio of Investments.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-advisers’ or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing each Portfolio’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at

10

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.

E. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of a Portfolio’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally

11

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. has recently experienced a rising market interest rate environment, which may increase the Portfolios’ exposure to risks associated with rising market interest rates. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Further, recent and potential future changes in government policy may affect interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated

12

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio enters into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2024, the maximum amount of loss that Series EM would incur if the counterparties to its derivative transactions failed to perform would be $50, which represent the gross payments to be received by the Portfolio on open forward foreign currency contracts were they to be unwound as of June 30, 2024. At June 30, 2024, there was no cash collateral received by Series EM.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and its derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2024, Series EM had a liability position of $47 on open forward foreign currency contracts. If a contingent feature would have been triggered as of June 30, 2024, the Portfolio could have been required to pay this amount in cash to its counterparties. At June 30, 2024, Series EM did not pledge any cash collateral to certain counterparties for its open OTC derivatives.

H. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the period ended June 30, 2024, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:

	Buy	Sell
Series EM	$13,794	$8,985
Series I	—	13,552

The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within the Portfolio of Investments for Series EM for open forward foreign currency contracts at June 30, 2024. There were no open forward foreign currency contracts for Series I at June 30, 2024.

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security

13

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. Futures contracts are purchased to provide immediate market exposure proportionate to the size of each Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2024, the Portfolios had average notional values on futures contracts purchased as disclosed below.

Purchased
Series EM	$11,379,890
Series I	60,268,982
Series MC	1,470,190
Series S	8,503,815
Series SC	39,529,800

Please refer to the tables within each respective Portfolio of Investments for open futures contracts as of June 30, 2024.

I. Securities Lending. Each Portfolio may temporarily loan up to 33⅓% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.

J. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include

14

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

investment in smaller, less seasoned issuers, which may involve greater risk.

K. Indemnifications. In the normal course of business, the Trust and the Company may enter into contracts that provide certain indemnifications. The Trust’s and the Company’s, as applicable, maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2024, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities were as follows:

	Purchases	Sales
Series EM	$13,184,431	$109,313,415
Series I	28,090,706	28,262,396
Series MC	252,991,456	90,964,577
Series S	166,744,772	280,130,461
Series SC	31,317,857	170,974,774

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Investment Adviser provides the Portfolios with advisory and administrative services under a management agreement (the “Unified Agreement”). Under the Unified Agreements, the Investment Adviser has overall responsibility for engaging sub-advisers and for monitoring and evaluating the management of the assets of each Portfolio. Sub-advisers have full investment discretion and make all determinations with respect to the investment of a Portfolio’s assets and the purchase and sale of portfolio securities and other investments. Pursuant to this Unified Agreement, the Investment Adviser is also responsible for providing or procuring, at the Investment Adviser’s expense, the services reasonably necessary for the ordinary operation of each Portfolio, including, among other things, custodial, administrative, transfer agency, portfolio accounting, auditing, affiliated recordkeeping services and ordinary legal expenses. As compensation for its services under the Unified Agreement, the Company/Trust pays the Investment Adviser a monthly fee (a “Unified Fee”) of 0.15% based on the annual rates of the average daily net assets of the Portfolios.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2024, the following affiliated investment companies owned more than 5% of the following Portfolios:

Affiliated Investment Company	Portfolio	Percentage
Voya Index Solution 2025 Portfolio	Series EM	6.44%
	Series I	7.31
	Series MC	8.87
	Series S	7.84
	Series SC	5.79
Voya Index Solution 2030 Portfolio	Series EM	6.01
	Series I	8.90
	Series MC	10.02
	Series S	8.86
	Series SC	10.49
Voya Index Solution 2035 Portfolio	Series EM	14.93
	Series I	17.59
	Series MC	16.61
	Series S	17.64
	Series SC	17.28
Voya Index Solution 2040 Portfolio	Series EM	12.38
	Series I	12.72
	Series MC	12.08
	Series S	12.31
	Series SC	14.35
Voya Index Solution 2045 Portfolio	Series EM	20.18
	Series I	18.14
	Series MC	15.77
	Series S	17.43
	Series SC	18.72
Voya Index Solution 2050 Portfolio	Series EM	12.91
	Series I	11.61
	Series MC	11.53
	Series S	11.59
	Series SC	11.98
Voya Index Solution 2055 Portfolio	Series EM	13.24
	Series I	11.90
	Series MC	11.82
	Series S	12.11
	Series SC	12.28
Voya Index Solution 2060 Portfolio	Series EM	7.92
	Series I	7.12
	Series MC	7.08
	Series S	7.24
	Series SC	7.35

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors'/ trustees' fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/ trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds,

15

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 5 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

which are all advised by Voya Investments, in amounts equal to the directors'/ trustees' deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors'/ trustees' fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Portfolios may engage in purchase and sale transactions with fund’s that have a common investment adviser (or affiliated investment adviser), a common sub-adviser and/ or common officers or trustees. For the period ended June 30, 2024, the Portfolios did not have any 17a-7 transactions and in-kind transactions.

NOTE 6 — LINE OF CREDIT

Effective June 10, 2024, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 9, 2025. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 10, 2024, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 10, 2024.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the period ended June 30, 2024:

			Approximate
		Approximate	Weighted
		Average	Average
		Daily Balance	Interest Rate
	Days	For Days	For Days
Portfolio	Utilized	Utilized	Utilized
Series EM	12	$14,856,333	6.33%
Series MC	10	1,767,600	6.33
Series S	1	100,000,000	6.33
Series SC	2	58,884,000	6.33

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars are as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Series EM
6/30/2024	1,898,309	—	1,025,874	(10,905,944)	—	(7,981,761)	20,832,972	—	11,592,380	(117,525,471)	—	(85,100,119)
3/15/2023(1)-
12/31/2023	59,872,402	—	—	(23,257,762)	—	36,614,640	624,123,073	—	—	(245,695,348)	—	378,427,725
Series I
6/30/2024	7,362,613	—	3,559,371	(8,887,662)	—	2,034,322	82,168,554	—	40,327,673	(99,309,563)	—	23,186,664
2/03/2023(1)-
12/31/2023	152,598,480	—	—	(8,983,176)	—	143,615,304	1,528,230,027	—	—	(90,852,100)	—	1,437,377,927
Series MC
6/30/2024	16,658,651	—	553,482	(3,076,962)	—	14,135,171	192,827,371	—	6,315,232	(34,448,290)	—	164,694,313
1/27/2023(1)-
12/31/2023	38,910,964	—	—	(4,270,765)	—	34,640,199	387,514,709	—	—	(42,130,067)	—	345,384,642
Series S
6/30/2024	26,399,278		—	(40,065,176)	—	(13,665,898)	330,220,765	—	—	(511,344,496)	—	(181,123,731)
1/27/2023(1)-
12/31/2023	346,090,717	—	—	(52,503,698)	—	293,587,019	3,479,332,818	—	—	(566,813,371)	—	2,912,519,447
Series SC
6/30/2024	1,625,891	—	741,398	(15,930,200)	—	(13,562,911)	17,897,528	—	8,073,821	(169,723,686)	—	(143,752,337)
1/20/2023(1)-
12/31/2023	41,825,613	—	—	(3,970,371)	—	37,855,242	415,681,393	—	—	(39,979,745)	—	375,701,648

(1)	Commencement of operations.

16

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.

Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.

The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2024:

Series EM

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Jefferies LLC	$114,245	$(114,245)	$—
Merrill Lynch International	2,378,106	(2,378,106)	—
State Street Bank and Trust Company	70,903	(70,903)	—
Wells Fargo
Securities LLC	250,331	(250,331)	—
Total	$2,813,585	$(2,813,585)	$—

(1)	Cash collateral with a fair value of $3,044,260 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series I

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$1,349,943	$(1,349,943)	$—
Citigroup Global Markets Limited	4,257,928	(4,257,928)	—
Goldman, Sachs & Co. LLC	5,768,858	(5,768,858)	—
Jefferies LLC	1,699,252	(1,699,252)	—
Merrill Lynch International	7,120,970	(7,120,970)	—
Mizuho Securities USA LLC.	234,441	(234,441)	—
State Street Bank and Trust Company	35,019,595	(35,019,595)	—
Total	$55,450,987	$(55,450,987)	$—

(1)	Cash collateral with a fair value of $58,724,527 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series MC

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$1,679,312	$(1,679,312)	$—
Cantor Fitzgerald & Co	14,092	(14,092)	—
Citadel Securities LLC	337,448	(337,448)	—
Jefferies LLC	18,239	(18,239)	—
State Street Bank and Trust Company	656,049	(656,049)	—
Wells Fargo Bank NA	101,932	(101,932)	—
Wells Fargo Securities LLC	9,214	(9,214)	—
Total	$2,816,286	$(2,816,286)	$—

(1)	Cash collateral with a fair value of $2,960,797 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

17

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 8 — SECURITIES LENDING (continued)

Series S

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Mirae Asset Securities (USA) Inc.	$1,234,442	$(1,234,442)	$—
Total	$1,234,442	$(1,234,442)	$—

(1)	Cash collateral with a fair value of $1,266,432 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Series SC

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
BofA Securities Inc	$2,774,717	$(2,774,717)	$—

	Securities	Cash Collateral	Net
Counterparty	Loaned at Value	Received(1)	Amount
Cantor Fitzgerald & Co	$50,719	$(50,719)	$—
Citadel Securities LLC	18,430	(18,430)	—
Janney Montgomery Scott LLC	884,764	(884,764)	—
Jefferies LLC	82,139	(82,139)	—
Mizuho Securities USA LLC.	2,097	(2,097)	—
State Street Bank and Trust Company	890,257	(890,257)	—
Wells Fargo Bank NA	2,326,330	(2,326,330)	—
Wells Fargo Securities LLC	621,704	(621,704)	—
Total	$7,651,157	$(7,651,157)	$—

(1)	Cash collateral with a fair value of $7,893,435 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 9 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The Portfolios have paid no dividends or distributions to shareholders during the initial period ended December 31, 2023.

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2023 were:

	Undistributed	Undistributed	Unrealized				Total
	Ordinary	Long-term	Appreciation/	Capital Loss Carryforwards			Distributable
	Income	Capital Gains	(Depreciation)	Amount	Character	Other	Earnings/(Loss)
Series EM	$11,586,763	$—	$15,157,631	$(350,261)	Short-term	$(1,989,978)	$24,377,294
				(26,861)	Long-term
				$(377,122)
Series I	40,268,628	—	88,999,827	(1,459,804)	Short-term	—	127,808,651
Series MC	6,251,563	204,443	25,093,390	—	—	—	31,549,396
Series S	60,486,979	5,974,129	509,622,968	—	—	—	576,084,076
Series SC	7,833,808	312,290	32,779,816	—	—	—	40,925,914

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state (Series S).

As of June 30, 2024, no provision for income tax is required in the Portfolios' financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 10 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The London Interbank Offered Rate (“LIBOR”) was the offered rate for short-term Eurodollar deposits between major international banks. The terms of investments, financings or other transactions (including certain derivatives transactions) to which the Portfolio may be a party have historically been tied to LIBOR. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR was last published on a representative basis at the end of June 2023. Alternative reference rates to LIBOR have been established in most major currencies and markets in these new rates are continuing to develop. The transition away from LIBOR to the use of replacement rates has gone relatively smoothly on the Portfolio and the financial instruments in which it invests; however, longer-term impacts are still uncertain.

In addition, interest rates or other types of rates and indices which are classed as “benchmarks” have been the subject of ongoing national and international regulatory reform, including under the European Union regulation on indices used as benchmarks in financial instruments and financial contracts (known as the “Benchmarks Regulation”). The Benchmarks Regulation has been enacted into United Kingdom law by virtue of the European Union (Withdrawal) Act 2018 (as amended), subject to amendments made by the Benchmarks (Amendment and Transitional Provision) (EU Exit) Regulations 2019 (SI 2019/657) and other statutory instruments. Following the implementation of these reforms, the manner of administration of benchmarks has changed and may further change in the future, with the result that relevant benchmarks may perform differently than in the past, the use of benchmarks that are not compliant with the new standards by certain supervised entities may be restricted, and certain benchmarks may be eliminated entirely. Such changes could cause increased market volatility and disruptions in liquidity for instruments that rely on or are impacted by such benchmarks. Additionally, there could be other consequences which cannot be predicted.

NOTE 11 — MARKET DISRUPTION AND GEOPOLITICAL RISK

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events that have led, and may continue to lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and global economies and markets, generally. For example, the COVID-19 pandemic resulted in significant market volatility, exchange suspensions and closures, declines in global financial markets, higher default rates, supply chain disruptions, and a substantial economic downturn in economies throughout the world. The economic impacts of COVID-19 have created a unique challenge for real estate markets. Many businesses have either partially or fully transitioned to a remote-working environment and this transition may negatively impact the occupancy rates of commercial real estate over time. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine has, and may continue to, adversely affect global energy and financial markets and therefore could affect the value of investments, including beyond the direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions, and resulting market disruptions are impossible to predict and could be substantial. A number of U.S. domestic banks and foreign (non-U.S.) banks have recently experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by regulators to limit the effect of those financial difficulties and failures on other banks or other financial institutions or on the U.S. or foreign (non-U.S.) economies generally will be successful. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign (non-U.S.) financial institutions and economies. These events as well as other changes in foreign (non-U.S.) and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of a Portfolio's investments. Any of these occurrences could disrupt the operations of a Portfolio and of a Portfolio's service providers.

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2024 (Unaudited) (continued)

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2024, the Portfolio declared and paid dividends and distributions of:

	Per Share Amounts
	Net Investment	Short-term	Long-term
	Income	Capital Gains	Capital Gains	Payable Date	Record Date
Series S	$0.1677	$0.0438	$0.0207	July 16, 2024	July 12, 2024

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 94.6%
	Brazil: 2.9%
190,908	Ambev SA	$390,005	0.1
27,408 (1)	Atacadao SA	44,421	0.0
237,674	B3 SA - Brasil Bolsa Balcao	434,948	0.1
58,336	Banco Bradesco SA	116,879	0.0
49,571	Banco BTG Pactual SA	273,212	0.1
71,104	Banco do Brasil SA	338,724	0.1
28,128	BB Seguridade Participacoes SA	165,947	0.1
20,800 (1)	BRF SA	84,240	0.0
7,900	Caixa Seguridade Participacoes S/A	20,223	0.0
42,977	CCR SA	89,258	0.0
50,468	Centrais Eletricas Brasileiras SA	323,928	0.1
14,468	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	194,137	0.1
28,901	Cia Siderurgica Nacional SA	66,590	0.0
52,910	Cosan SA	128,155	0.0
8,602	CPFL Energia SA	50,457	0.0
11,458	Energisa S/A	93,733	0.0
25,777 (1)	Eneva SA	58,793	0.0
8,360	Engie Brasil Energia SA	66,475	0.0
44,885	Equatorial Energia SA	246,100	0.1
684 (1)	Equatorial Energia SA	3,750	0.0
206,747 (1)(2)	Hapvida Participacoes e Investimentos S/A	140,911	0.1
16,528	Hypera SA	85,300	0.0
32,293	JBS S/A	186,822	0.1
36,087	Klabin SA	138,342	0.1
38,479	Localiza Rent a Car SA	288,484	0.1
41,959	Lojas Renner SA	94,050	0.0
1 (1)	Magazine Luiza SA	2	0.0
38,567	Natura & Co. Holding SA	107,282	0.0
155,085	Petroleo Brasileiro SA	1,118,589	0.4
34,334	PRIO SA/Brazil	269,324	0.1
54,561	Raia Drogasil SA	251,230	0.1
24,460 (2)	Rede D'Or Sao Luiz SA	119,366	0.0
54,194	Rumo SA	200,194	0.1
57,639 (1)	Sendas Distribuidora S/A	106,409	0.0
33,264	Suzano SA	339,537	0.1
17,337	Telefonica Brasil SA	141,454	0.1
36,563	TIM SA/Brazil	104,193	0.0
23,048	TOTVS SA	125,545	0.0
31,620	Ultrapar Participacoes SA	122,405	0.0
141,833	Vale SA - Foreign	1,581,448	0.5
43,352	Vibra Energia SA	162,237	0.1
70,403	WEG SA	530,721	0.2
		9,403,820	2.9
	Chile: 0.4%
1,904,946	Banco de Chile	212,569	0.1
3,177	Banco de Credito e Inversiones SA	89,397	0.0
2,818,442	Banco Santander Chile	132,379	0.1
53,696	Cencosud SA	101,281	0.0
653,368	Cia Sud Americana de Vapores SA	41,491	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Chile (continued)
46,383	Empresas CMPC SA	$87,241	0.0
16,264	Empresas Copec SA	125,300	0.1
796,161	Enel Americas SA	74,113	0.0
1,210,646	Enel Chile SA	68,312	0.0
36,328 (1)	Falabella SA	111,989	0.1
7,580,561	Latam Airlines Group SA	103,432	0.0
		1,147,504	0.4
	China: 22.0%
18,900	360 Security Technology,Inc. - Class A	19,903	0.0
32,500	AAC Technologies Holdings, Inc.	127,162	0.1
1,710	Advanced Micro-Fabrication Equipment, Inc. China - Class A	33,148	0.0
9,200	AECC Aviation Power Co. Ltd. - Class A	46,233	0.0
249,300	Agricultural Bank of China Ltd. - Class A	149,611	0.1
1,108,000	Agricultural Bank of China Ltd. - Class H	472,935	0.2
24,591	Aier Eye Hospital Group Co. Ltd. - Class A	34,883	0.0
23,000 (1)(2)(3)	Akeso, Inc.	110,875	0.1
650,800	Alibaba Group Holding Ltd.	5,865,556	1.8
67,600	Aluminum Corp. of China Ltd. - Class A	70,866	0.0
144,000	Aluminum Corp. of China Ltd. - Class H	98,079	0.0
17,400	Anhui Conch Cement Co. Ltd. - Class A	56,445	0.0
45,500	Anhui Conch Cement Co. Ltd. - Class H	108,231	0.1
1,000	Anhui Gujing Distillery Co. Ltd. - Class A	29,002	0.0
5,743	Anhui Gujing Distillery Co. Ltd. - Class B	85,308	0.0
9,000 (1)	Anhui Jianghuai Automobile Group Corp. Ltd. - Class A	19,572	0.0
2,400	Anhui Yingjia Distillery Co. Ltd. - Class A	18,968	0.0
53,800	ANTA Sports Products Ltd.	514,543	0.2
3,034	Autohome, Inc., ADR	83,283	0.0
5,900	Avary Holding Shenzhen Co. Ltd. - Class A	32,182	0.0
129,000	AviChina Industry & Technology Co. Ltd. - Class H	57,902	0.0
94,750 (1)	Baidu, Inc. - Class A	1,025,768	0.3
65,600	Bank of Beijing Co. Ltd. - Class A	52,671	0.0
13,600	Bank of Chengdu Co. Ltd. - Class A	28,420	0.0
100,000	Bank of China Ltd. - Class A	63,556	0.0
3,299,000	Bank of China Ltd. - Class H	1,625,771	0.5

See Accompanying Notes to Financial Statements

21

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
125,100	Bank of Communications Co. Ltd. - Class A	$128,550	0.1
325,000	Bank of Communications Co. Ltd. - Class H	254,761	0.1
20,300	Bank of Hangzhou Co. Ltd. - Class A	36,425	0.0
59,500	Bank of Jiangsu Co. Ltd. - Class A	60,804	0.0
31,700	Bank of Nanjing Co. Ltd. - Class A	45,296	0.0
19,800	Bank of Ningbo Co. Ltd. - Class A	59,971	0.0
45,500	Bank of Shanghai Co. Ltd. - Class A	45,432	0.0
66,800	Baoshan Iron & Steel Co. Ltd. - Class A	61,066	0.0
1,323	Beijing Kingsoft Office Software, Inc. - Class A	41,212	0.0
6,000	Beijing New Building Materials PLC - Class A	24,466	0.0
500	Beijing Roborock Technology Co. Ltd. - Class A	26,960	0.0
5,200	Beijing Tongrentang Co. Ltd. - Class A	27,315	0.0
3,920	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. - Class A	35,542	0.0
143,000	Beijing-Shanghai High Speed Railway Co. Ltd. - Class A	105,528	0.0
9,660 (1)	Bilibili, Inc. - Class Z	150,178	0.1
142,900	BOE Technology Group Co. Ltd. - Class A	80,357	0.0
6,200	BYD Co. Ltd. - Class A	213,106	0.1
42,500	BYD Co. Ltd. - Class H	1,262,201	0.4
34,500	BYD Electronic International Co. Ltd.	171,699	0.1
1,145 (1)	Cambricon Technologies Corp. Ltd. - Class A	30,982	0.0
528,000 (2)	CGN Power Co. Ltd. - Class H	232,129	0.1
1,400	Changchun High & New Technology Industry Group, Inc. - Class A	17,649	0.0
1,100	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. - Class A	16,962	0.0
7,800	Chaozhou Three-Circle Group Co. Ltd. - Class A	31,261	0.0
375,000	China CITIC Bank Corp. Ltd. - Class H	240,261	0.1
90,000	China Coal Energy Co. Ltd. - Class H	105,118	0.0
88,000	China Communications Services Corp. Ltd. - Class H	47,410	0.0
36,000	China Construction Bank Corp. - Class A	36,648	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
4,000,000	China Construction Bank Corp. - Class H	$2,956,888	0.9
14,300	China CSSC Holdings Ltd. - Class A	79,999	0.0
76,200 (1)	China Eastern Airlines Corp. Ltd. - Class A	42,017	0.0
125,500	China Energy Engineering Corp. Ltd. - Class A	36,586	0.0
155,200	China Everbright Bank Co. Ltd. - Class A	67,706	0.0
159,000 (2)	China Feihe Ltd.	73,350	0.0
222,000 (3)	China Galaxy Securities Co. Ltd. - Class H	115,948	0.1
107,000	China Hongqiao Group Ltd.	161,474	0.1
8,400	China International Capital Corp. Ltd. - Class A	34,161	0.0
60,800 (2)(3)	China International Capital Corp. Ltd. - Class H	67,386	0.0
14,100	China Jushi Co. Ltd. - Class A	21,413	0.0
8,500	China Life Insurance Co. Ltd. - Class A	36,229	0.0
311,000	China Life Insurance Co. Ltd. - Class H	438,838	0.2
17,000 (1)(2)(3)	China Literature Ltd.	54,609	0.0
145,000 (3)	China Longyuan Power Group Corp. Ltd. - Class H	130,166	0.1
135,000	China Mengniu Dairy Co. Ltd.	241,598	0.1
57,800	China Merchants Bank Co. Ltd. - Class A	271,657	0.1
158,500	China Merchants Bank Co. Ltd. - Class H	720,247	0.2
27,200	China Merchants Energy Shipping Co. Ltd. - Class A	31,632	0.0
25,000	China Merchants Securities Co. Ltd. - Class A	47,771	0.0
26,300 (1)	China Merchants Shekou Industrial Zone Holdings Co. Ltd. - Class A	31,720	0.0
113,212	China Minsheng Banking Corp. Ltd. - Class A	59,035	0.0
245,500	China Minsheng Banking Corp. Ltd. - Class H	84,839	0.0
176,000	China National Building Material Co. Ltd. - Class H	62,873	0.0
61,300	China National Nuclear Power Co. Ltd. - Class A	89,892	0.0
13,300	China Northern Rare Earth Group High-Tech Co. Ltd. - Class A	31,439	0.0
82,000	China Oilfield Services Ltd. - Class H	78,623	0.0
21,000	China Pacific Insurance Group Co. Ltd. - Class A	80,286	0.0
106,800	China Pacific Insurance Group Co. Ltd. - Class H	259,899	0.1

See Accompanying Notes to Financial Statements

22

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
102,000	China Petroleum & Chemical Corp. - Class A	$88,636	0.0
994,000	China Petroleum & Chemical Corp. - Class H	642,839	0.2
68,400	China Railway Group Ltd. - Class A	61,272	0.0
159,000	China Railway Group Ltd. - Class H	87,713	0.0
4,900	China Rare Earth Resources And Technology Co. Ltd. - Class A	17,073	0.0
4,476	China Resources Microelectronics Ltd. - Class A	23,031	0.0
32,200 (2)(3)	China Resources Mixc Lifestyle Services Ltd.	106,562	0.1
61,500 (2)	China Resources Pharmaceutical Group Ltd.	45,458	0.0
3,510	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. - Class A	20,564	0.0
19,500	China Shenhua Energy Co. Ltd. - Class A	119,021	0.1
139,000	China Shenhua Energy Co. Ltd. - Class H	640,690	0.2
53,300 (1)	China Southern Airlines Co. Ltd. - Class A	43,163	0.0
119,500	China State Construction Engineering Corp. Ltd. - Class A	87,293	0.0
98,300	China Three Gorges Renewables Group Co. Ltd. - Class A	58,933	0.0
6,800	China Tourism Group Duty Free Corp. Ltd. - Class A	58,278	0.0
3,500 (2)(3)	China Tourism Group Duty Free Corp. Ltd. - Class H	21,386	0.0
1,878,000 (2)	China Tower Corp. Ltd. - Class H	242,734	0.1
92,600	China United Network Communications Ltd. - Class A	59,748	0.0
38,100	China Vanke Co. Ltd. - Class A	36,227	0.0
86,600 (3)	China Vanke Co. Ltd. - Class H	51,545	0.0
65,600	China Yangtze Power Co. Ltd. - Class A	261,098	0.1
25,800	Chongqing Changan Automobile Co. Ltd. - Class A	47,534	0.0
7,350	Chongqing Zhifei Biological Products Co. Ltd. - Class A	28,301	0.0
240,000	CITIC Ltd.	218,109	0.1
40,800	CITIC Securities Co. Ltd. - Class A	101,992	0.0
59,500	CITIC Securities Co. Ltd. - Class H	87,208	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
74,000	CMOC Group Ltd. - Class A	$86,317	0.0
141,000	CMOC Group Ltd. - Class H	128,672	0.1
3,640	CNGR Advanced Material Co. Ltd. - Class A	15,494	0.0
11,680	Contemporary Amperex Technology Co. Ltd. - Class A	289,331	0.1
12,400	COSCO SHIPPING Energy Transportation Co. Ltd. - Class A	26,640	0.0
50,000 (3)	COSCO SHIPPING Energy Transportation Co. Ltd. - Class H	64,862	0.0
51,800	COSCO SHIPPING Holdings Co. Ltd. - Class A	110,468	0.1
108,500	COSCO SHIPPING Holdings Co. Ltd. - Class H	189,377	0.1
559,000 (1)(4)	Country Garden Holdings Co. Ltd.	34,718	0.0
82,400	CRRC Corp. Ltd. - Class A	85,053	0.0
172,000	CRRC Corp. Ltd. - Class H	110,937	0.1
13,300	CSC Financial Co. Ltd. - Class A	35,149	0.0
4,920	CSPC Innovation Pharmaceutical Co. Ltd. - Class A	17,084	0.0
372,000	CSPC Pharmaceutical Group Ltd.	296,257	0.1
46,300	Daqin Railway Co. Ltd. - Class A	45,624	0.0
8,500	Dongfang Electric Corp. Ltd. - Class A	21,561	0.0
48,640	East Money Information Co. Ltd. - Class A	70,529	0.0
33,700	ENN Energy Holdings Ltd.	277,598	0.1
2,000	Eoptolink Technology, Inc. Ltd. - Class A	28,785	0.0
6,900	Eve Energy Co. Ltd. - Class A	37,886	0.0
11,600	Everbright Securities Co. Ltd. - Class A	23,285	0.0
7,600	Flat Glass Group Co. Ltd. - Class A	20,990	0.0
15,000	Flat Glass Group Co. Ltd. - Class H	22,010	0.0
44,300	Focus Media Information Technology Co. Ltd. - Class A	36,888	0.0
13,620	Foshan Haitian Flavouring & Food Co. Ltd. - Class A	64,492	0.0
105,000	Fosun International Ltd.	56,358	0.0
33,600	Founder Securities Co. Ltd. - Class A	35,645	0.0
34,900	Foxconn Industrial Internet Co. Ltd. - Class A	129,757	0.1
7,200	Fuyao Glass Industry Group Co. Ltd. - Class A	47,465	0.0

See Accompanying Notes to Financial Statements

23

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
24,800 (2)(3)	Fuyao Glass Industry Group Co. Ltd. - Class H	$143,662	0.1
6,400	Ganfeng Lithium Group Co. Ltd. - Class A	25,185	0.0
18,200 (2)(3)	Ganfeng Lithium Group Co. Ltd. - Class H	35,360	0.0
54,400	GD Power Development Co. Ltd. - Class A	44,846	0.0
23,100	GEM Co. Ltd. - Class A	20,231	0.0
50,000 (1)	Genscript Biotech Corp.	53,035	0.0
28,600	GF Securities Co. Ltd. - Class A	47,831	0.0
9,600 (2)	Giant Biogene Holding Co. Ltd.	56,164	0.0
2,300 (1)	GigaDevice Semiconductor, Inc. - Class A	30,129	0.0
12,000	GoerTek, Inc. - Class A	32,139	0.0
100,000 (3)	Great Wall Motor Co. Ltd. - Class H	153,851	0.1
7,700	Gree Electric Appliances, Inc. of Zhuhai - Class A	41,544	0.0
5,600	Guangdong Haid Group Co. Ltd. - Class A	36,240	0.0
20,900	Guanghui Energy Co. Ltd. - Class A	19,228	0.0
130,000 (3)	Guangzhou Automobile Group Co. Ltd. - Class H	45,848	0.0
27,600	Guosen Securities Co. Ltd. - Class A	32,943	0.0
29,800	Guotai Junan Securities Co. Ltd. - Class A	55,451	0.0
8,783	H World Group Ltd., ADR	292,650	0.1
72,000 (2)(3)	Haidilao International Holding Ltd.	129,326	0.1
23,100	Haier Smart Home Co. Ltd. - Class A	89,971	0.0
96,200	Haier Smart Home Co. Ltd. - Class H	320,620	0.1
168,900 (1)	Hainan Airlines Holding Co. Ltd. - Class A	23,677	0.0
30,000 (3)	Haitian International Holdings Ltd.	84,901	0.0
41,700	Haitong Securities Co. Ltd. - Class A	48,999	0.0
83,200	Haitong Securities Co. Ltd. - Class H	38,586	0.0
8,652	Hangzhou First Applied Material Co. Ltd. - Class A	17,468	0.0
9,800 (1)	Hangzhou Silan Microelectronics Co. Ltd. - Class A	23,541	0.0
52,000 (2)	Hansoh Pharmaceutical Group Co. Ltd.	108,878	0.1
7,200	Henan Shenhuo Coal & Power Co. Ltd. - Class A	19,997	0.0
12,100	Henan Shuanghui Investment & Development Co. Ltd. - Class A	39,584	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
29,500	Hengan International Group Co. Ltd.	$89,840	0.0
22,700	Hengli Petrochemical Co. Ltd. - Class A	43,526	0.0
5,800	Hisense Home Appliances Group Co. Ltd. - Class A	25,735	0.0
9,000	Hisense Home Appliances Group Co. Ltd. - Class H	29,566	0.0
1,800	Hithink RoyalFlush Information Network Co. Ltd. - Class A	25,595	0.0
14,814 (1)	Horizon Construction Development Ltd.	2,846	0.0
25,000 (2)(3)	Hua Hong Semiconductor Ltd.	70,388	0.0
23,700	Huadian Power International Corp. Ltd. - Class A	22,638	0.0
6,400	Huadong Medicine Co. Ltd. - Class A	24,464	0.0
12,500	Huaibei Mining Holdings Co. Ltd. - Class A	28,798	0.0
32,300 (1)	Huaneng Power International, Inc. - Class A	42,716	0.0
170,000 (1)	Huaneng Power International, Inc. - Class H	125,636	0.1
26,000	Huatai Securities Co. Ltd. - Class A	44,218	0.0
51,800 (2)	Huatai Securities Co. Ltd. - Class H	57,099	0.0
47,800	Huaxia Bank Co. Ltd. - Class A	42,078	0.0
2,100	Huizhou Desay Sv Automotive Co. Ltd. - Class A	25,117	0.0
16,600 (2)(3)	Hygeia Healthcare Holdings Co. Ltd.	59,787	0.0
6,527	Hygon Information Technology Co. Ltd. - Class A	62,703	0.0
5,200	IEIT Systems Co. Ltd. - Class A	25,840	0.0
6,400	Iflytek Co. Ltd. - Class A	37,674	0.0
700	Imeik Technology Development Co. Ltd. - Class A	16,565	0.0
177,800	Industrial & Commercial Bank of China Ltd. - Class A	139,419	0.1
2,692,000	Industrial & Commercial Bank of China Ltd. - Class H	1,600,070	0.5
57,300	Industrial Bank Co. Ltd. - Class A	138,836	0.1
175,700 (1)	Inner Mongolia BaoTou Steel Union Co. Ltd. - Class A	33,808	0.0

See Accompanying Notes to Financial Statements

24

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
18,800	Inner Mongolia Yili Industrial Group Co. Ltd. - Class A	$66,768	0.0
48,800	Inner Mongolia Yitai Coal Co. Ltd. - Class B	87,645	0.0
51,500 (1)(2)(3)	Innovent Biologics, Inc.	242,419	0.1
20,063 (1)	iQIYI, Inc., ADR	73,631	0.0
10,400	JA Solar Technology Co. Ltd. - Class A	16,001	0.0
3,500	Jason Furniture Hangzhou Co. Ltd. - Class A	15,528	0.0
6,700	JCET Group Co. Ltd. - Class A	29,120	0.0
47,900 (1)(2)(3)	JD Health International, Inc.	129,883	0.1
89,600 (1)(2)	JD Logistics, Inc.	95,858	0.0
97,750	JD.com, Inc. - Class A	1,269,505	0.4
20,600	Jiangsu Eastern Shenghong Co. Ltd. - Class A	22,572	0.0
50,000	Jiangsu Expressway Co. Ltd. - Class H	53,337	0.0
4,600	Jiangsu Hengli Hydraulic Co. Ltd. - Class A	29,471	0.0
18,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class A	97,784	0.0
4,300	Jiangsu King's Luck Brewery JSC Ltd. - Class A	27,306	0.0
4,200	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. - Class A	46,605	0.0
10,400	Jiangsu Zhongtian Technology Co. Ltd. - Class A	22,626	0.0
60,000	Jiangxi Copper Co. Ltd. - Class H	119,427	0.1
22,352	Jinko Solar Co. Ltd. - Class A	21,798	0.0
10,289	Kanzhun Ltd., ADR	193,536	0.1
27,648	KE Holdings, Inc., ADR	391,219	0.1
125,000 (1)	Kingdee International Software Group Co. Ltd.	116,887	0.1
41,400	Kingsoft Corp. Ltd.	119,247	0.1
98,900 (1)(2)	Kuaishou Technology	580,529	0.2
9,713 (1)	Kuang-Chi Technologies Co. Ltd. - Class A	23,126	0.0
4,100	Kunlun Tech Co. Ltd. - Class A	18,131	0.0
3,200	Kweichow Moutai Co. Ltd. - Class A	644,743	0.2
8,900	LB Group Co. Ltd. - Class A	22,723	0.0
342,000	Lenovo Group Ltd.	479,962	0.2
21,300	Lens Technology Co. Ltd. - Class A	53,366	0.0
50,900 (1)	Li Auto, Inc. - Class A	455,834	0.2
100,000	Li Ning Co. Ltd.	215,494	0.1
84,000 (2)	Longfor Group Holdings Ltd.	114,759	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
21,200	LONGi Green Energy Technology Co. Ltd. - Class A	$40,837	0.0
20,600	Luxshare Precision Industry Co. Ltd. - Class A	111,116	0.1
4,143	Luzhou Laojiao Co. Ltd. - Class A	81,646	0.0
6,100	Mango Excellent Media Co. Ltd. - Class A	17,496	0.0
1,900	Maxscend Microelectronics Co. Ltd. - Class A	20,263	0.0
212,200 (1)(2)	Meituan - Class B	3,016,272	0.9
60,400	Metallurgical Corp. of China Ltd. - Class A	25,749	0.0
9,800	Midea Group Co. Ltd. - Class A	86,884	0.0
16,000	MINISO Group Holding Ltd.	76,194	0.0
104,000 (1)(3)	MMG Ltd.	39,679	0.0
3,815	Montage Technology Co. Ltd. - Class A	29,842	0.0
15,900	Muyuan Foods Co. Ltd. - Class A	95,315	0.0
24,100	NARI Technology Co. Ltd. - Class A	82,611	0.0
1,600	NAURA Technology Group Co. Ltd. - Class A	70,179	0.0
81,300	NetEase, Inc.	1,552,499	0.5
8,000	New China Life Insurance Co. Ltd. - Class A	32,929	0.0
29,600	New China Life Insurance Co. Ltd. - Class H	56,311	0.0
62,400 (1)	New Oriental Education & Technology Group, Inc.	479,614	0.2
6,700	Ningbo Sanxing Medical Electric Co. Ltd. - Class A	32,273	0.0
4,100	Ningbo Tuopu Group Co. Ltd. - Class A	30,090	0.0
26,000 (1)	Ningxia Baofeng Energy Group Co. Ltd. - Class A	61,939	0.0
57,599 (1)	NIO, Inc., ADR	239,612	0.1
85,000 (2)	Nongfu Spring Co. Ltd. - Class H	403,740	0.1
28,300	Orient Securities Co. Ltd./ China - Class A	29,546	0.0
441,000	People's Insurance Co. Group of China Ltd. - Class H	151,106	0.1
62,100	PetroChina Co. Ltd. - Class A	88,058	0.0
878,000	PetroChina Co. Ltd. - Class H	886,565	0.3
292,000	PICC Property & Casualty Co. Ltd. - Class H	362,010	0.1
57,500	Ping An Bank Co. Ltd. - Class A	80,200	0.0
32,800	Ping An Insurance Group Co. of China Ltd. - Class A	186,212	0.1

See Accompanying Notes to Financial Statements

25

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
275,500	Ping An Insurance Group Co. of China Ltd. - Class H	$1,248,174	0.4
31,500	Poly Developments and Holdings Group Co. Ltd. - Class A	37,917	0.0
22,000 (2)	Pop Mart International Group Ltd.	107,298	0.1
88,500	Postal Savings Bank of China Co. Ltd. - Class A	61,715	0.0
316,000 (2)	Postal Savings Bank of China Co. Ltd. - Class H	185,021	0.1
52,800	Power Construction Corp. of China Ltd. - Class A	40,565	0.0
5,063	Qifu Technology, Inc., ADR	99,893	0.0
18,900 (1)	Qinghai Salt Lake Industry Co. Ltd. - Class A	45,304	0.0
34,200	Rongsheng Petrochemical Co. Ltd. - Class A	45,415	0.0
26,400	SAIC Motor Corp. Ltd. - Class A	50,309	0.0
19,000	Sanan Optoelectronics Co. Ltd. - Class A	30,585	0.0
28,100	Sany Heavy Industry Co. Ltd. - Class A	63,734	0.0
11,900	Satellite Chemical Co. Ltd. - Class A	29,411	0.0
22,100	SDIC Power Holdings Co. Ltd. - Class A	55,478	0.0
4,200 (1)	Seres Group Co. Ltd. - Class A	52,476	0.0
14,500	SF Holding Co. Ltd. - Class A	71,088	0.0
27,500	Shaanxi Coal Industry Co. Ltd. - Class A	97,478	0.0
16,000	Shan Xi Hua Yang Group New Energy Co. Ltd. - Class A	21,917	0.0
17,200	Shandong Gold Mining Co. Ltd. - Class A	64,510	0.0
23,000 (2)	Shandong Gold Mining Co. Ltd. - Class H	45,844	0.0
7,500	Shandong Hualu Hengsheng Chemical Co. Ltd. - Class A	27,464	0.0
6,800	Shandong Linglong Tyre Co. Ltd. - Class A	17,159	0.0
113,200	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	53,925	0.0
6,168	Shanghai Baosight Software Co. Ltd. - Class A	27,047	0.0
37,925	Shanghai Baosight Software Co. Ltd. - Class B	61,309	0.0
48,400 (1)	Shanghai Electric Group Co. Ltd. - Class A	24,622	0.0
10,100	Shanghai Fosun Pharmaceutical Group Co. Ltd. - Class A	30,737	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
38,900	Shanghai Pharmaceuticals Holding Co. Ltd. - Class H	$58,404	0.0
82,000	Shanghai Pudong Development Bank Co. Ltd. - Class A	92,762	0.0
25,600	Shanghai RAAS Blood Products Co. Ltd. - Class A	27,512	0.0
2,420	Shanghai United Imaging Healthcare Co. Ltd. - Class A	36,503	0.0
20,100	Shanxi Coking Coal Energy Group Co. Ltd. - Class A	28,520	0.0
10,500	Shanxi Lu'an Environmental Energy Development Co. Ltd. - Class A	26,190	0.0
3,400	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. - Class A	98,434	0.0
8,800	Shengyi Technology Co. Ltd. - Class A	25,389	0.0
75,200	Shenwan Hongyuan Group Co. Ltd. - Class A	44,546	0.0
5,100	Shenzhen Inovance Technology Co. Ltd. - Class A	35,965	0.0
3,300	Shenzhen Mindray Bio- Medical Electronics Co. Ltd. - Class A	132,027	0.1
2,800	Shenzhen New Industries Biomedical Engineering Co. Ltd. - Class A	25,955	0.0
3,334	Shenzhen Transsion Holdings Co. Ltd. - Class A	35,052	0.0
35,200	Shenzhou International Group Holdings Ltd.	343,847	0.1
15,800	Sichuan Chuantou Energy Co. Ltd. - Class A	40,772	0.0
4,500	Sichuan Kelun Pharmaceutical Co. Ltd. - Class A	18,774	0.0
24,940	Sichuan Road and Bridge Group Co. Ltd. - Class A	27,082	0.0
14,000	Silergy Corp.	198,580	0.1
57,600	Sinopharm Group Co. Ltd. - Class H	153,187	0.1
29,000	Sinotruk Hong Kong Ltd.	75,280	0.0
86,000 (2)(3)	Smoore International Holdings Ltd.	104,081	0.0
5,600	Sungrow Power Supply Co. Ltd. - Class A	47,742	0.0
30,600	Sunny Optical Technology Group Co. Ltd.	188,169	0.1
1,060	Suzhou Maxwell Technologies Co. Ltd. - Class A	17,417	0.0
1,680	Suzhou TFC Optical Communication Co. Ltd. - Class A	20,275	0.0

See Accompanying Notes to Financial Statements

26

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
18,666 (1)	TAL Education Group, ADR	$199,166	0.1
17,530	TBEA Co. Ltd. - Class A	33,414	0.0
69,040	TCL Technology Group Corp. - Class A	40,969	0.0
14,625	TCL Zhonghuan Renewable Energy Technology Co. Ltd. - Class A	17,385	0.0
276,200	Tencent Holdings Ltd.	13,103,019	4.0
31,827	Tencent Music Entertainment Group, ADR	447,169	0.2
4,700	Tianqi Lithium Corp. - Class A	19,298	0.0
18,400	Tianshui Huatian Technology Co. Ltd. - Class A	20,577	0.0
88,000	Tingyi Cayman Islands Holding Corp.	106,008	0.0
54,800	Tongcheng Travel Holdings Ltd.	108,683	0.1
14,000	Tongwei Co. Ltd. - Class A	36,765	0.0
77,000 (2)	Topsports International Holdings Ltd.	40,887	0.0
42,000 (3)	TravelSky Technology Ltd. - Class H	49,108	0.0
23,100 (1)	Trip.com Group Ltd.	1,093,227	0.4
2,600	Tsingtao Brewery Co. Ltd. - Class A	26,003	0.0
26,000 (3)	Tsingtao Brewery Co. Ltd. - Class H	172,935	0.1
2,900	Unigroup Guoxin Microelectronics Co. Ltd. - Class A	20,912	0.0
8,900	Unisplendour Corp. Ltd. - Class A	27,206	0.0
14,881	Vipshop Holdings Ltd., ADR	193,751	0.1
9,700	Wanhua Chemical Group Co. Ltd. - Class A	107,738	0.1
26,700	Weichai Power Co. Ltd. - Class A	59,655	0.0
77,000	Weichai Power Co. Ltd. - Class H	146,597	0.1
20,300	Wens Foodstuffs Group Co. Ltd. - Class A	55,373	0.0
25,900	Western Securities Co. Ltd. - Class A	22,036	0.0
3,900	Will Semiconductor Co. Ltd. Shanghai - Class A	53,242	0.0
4,600 (1)	Wingtech Technology Co. Ltd. - Class A	17,825	0.0
10,500	Wuliangye Yibin Co. Ltd. - Class A	184,581	0.1
6,100	WUS Printed Circuit Kunshan Co. Ltd. - Class A	30,434	0.0
8,092	WuXi AppTec Co. Ltd. - Class A	43,610	0.0
13,700 (2)	WuXi AppTec Co. Ltd. - Class H	51,232	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
162,000 (1)(2)	Wuxi Biologics Cayman, Inc.	$238,413	0.1
42,900	XCMG Construction Machinery Co. Ltd. - Class A	42,160	0.0
645,600 (1)(2)	Xiaomi Corp. - Class B	1,357,185	0.4
6,400	Xinjiang Daqo New Energy Co. Ltd. - Class A	17,960	0.0
214,000	Xinyi Solar Holdings Ltd.	107,471	0.1
49,100 (1)(3)	XPeng, Inc. - Class A	181,093	0.1
54,000 (2)(3)	Yadea Group Holdings Ltd.	67,936	0.0
12,650	Yankuang Energy Group Co. Ltd. - Class A	39,544	0.0
135,200 (3)	Yankuang Energy Group Co. Ltd. - Class H	192,843	0.1
3,940	Yealink Network Technology Corp. Ltd. - Class A	19,901	0.0
3,912	Yifeng Pharmacy Chain Co. Ltd. - Class A	13,192	0.0
8,900	Yintai Gold Co. Ltd. - Class A	19,870	0.0
11,400	YTO Express Group Co. Ltd. - Class A	24,503	0.0
16,713	Yum China Holdings, Inc.	515,429	0.2
12,700	Yunnan Aluminium Co. Ltd. - Class A	23,542	0.0
6,900	Yunnan Baiyao Group Co. Ltd. - Class A	48,558	0.0
7,800	Yunnan Yuntianhua Co. Ltd. - Class A	20,823	0.0
12 (1)	ZEEKR Intelligent Technology Holding Ltd., ADR	222	0.0
1,800	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - Class A	51,306	0.0
63,500	Zhaojin Mining Industry Co. Ltd. - Class H	106,318	0.1
17,000	Zhejiang China Commodities City Group Co. Ltd. - Class A	17,326	0.0
12,100	Zhejiang Dahua Technology Co. Ltd. - Class A	25,664	0.0
70,600	Zhejiang Expressway Co. Ltd. - Class H	47,513	0.0
4,900	Zhejiang Huayou Cobalt Co. Ltd. - Class A	14,877	0.0
4,400	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - Class A	17,382	0.0
11,600	Zhejiang Juhua Co. Ltd. - Class A	38,503	0.0
22,900 (1)(2)	Zhejiang Leapmotor Technology Co. Ltd.	78,378	0.0
11,800	Zhejiang NHU Co. Ltd. - Class A	31,155	0.0
36,600 (1)	Zhejiang Zheneng Electric Power Co. Ltd. - Class A	35,814	0.0

See Accompanying Notes to Financial Statements

27

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
3,220	Zhongji Innolight Co. Ltd. - Class A	$60,413	0.0
21,500	Zhongjin Gold Corp. Ltd. - Class A	43,632	0.0
36,000	Zhongsheng Group Holdings Ltd.	52,588	0.0
24,700	Zhuzhou CRRC Times Electric Co. Ltd. - Class H	97,329	0.0
70,100	Zijin Mining Group Co. Ltd. - Class A	168,715	0.1
214,000	Zijin Mining Group Co. Ltd. - Class H	450,900	0.2
26,200	Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	27,665	0.0
16,200 (1)	ZTE Corp. - Class A	62,115	0.0
26,600 (1)	ZTE Corp. - Class H	58,596	0.0
18,012	ZTO Express Cayman, Inc., ADR	373,749	0.1
		71,702,805	22.0
	Colombia: 0.1%
10,801	Bancolombia SA - Preference Shares	91,857	0.1
18,801	Interconexion Electrica SA ESP	82,437	0.0
		174,294	0.1
	Czechia: 0.1%
6,748	CEZ AS	253,864	0.1
3,161	Komercni Banka AS	105,602	0.0
14,909 (2)	Moneta Money Bank AS	64,971	0.0
		424,437	0.1
	Egypt: 0.1%
96,240	Commercial International Bank Egypt SAE	155,090	0.1
65,947	Eastern Co. SAE	24,962	0.0
31,582	Talaat Moustafa Group	37,408	0.0
		217,460	0.1
	Greece: 0.5%
94,701 (1)	Alpha Services and Holdings SA	154,145	0.1
108,796 (1)	Eurobank Ergasias Services and Holdings SA	235,923	0.1
7,827	Hellenic Telecommunications Organization SA	112,503	0.0
4,987	Jumbo SA	143,562	0.0
2,683	Motor Oil Hellas Corinth Refineries SA	67,352	0.0
4,224	Mytilineos SA	157,691	0.1
33,048 (1)	National Bank of Greece SA	275,497	0.1
7,459	OPAP SA	116,948	0.0
44,608 (1)	Piraeus Financial Holdings SA	162,331	0.1
8,917 (1)	Public Power Corp. SA	107,252	0.0
		1,533,204	0.5
	Hong Kong: 1.1%
242,000 (1)(3)	Alibaba Health Information Technology Ltd.	96,617	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
22,500 (3)	Beijing Enterprises Holdings Ltd.	$75,487	0.0
156,000	Beijing Enterprises Water Group Ltd.	47,912	0.0
166,000 (3)	Bosideng International Holdings Ltd.	103,320	0.0
124,000	Brilliance China Automotive Holdings Ltd.	130,033	0.1
29,000 (3)	C&D International Investment Group Ltd.	53,846	0.0
119,600	China Gas Holdings Ltd.	107,158	0.0
54,810	China Merchants Port Holdings Co. Ltd.	81,443	0.0
161,000	China Overseas Land & Investment Ltd.	278,687	0.1
207,000 (3)	China Power International Development Ltd.	107,447	0.0
70,000	China Resources Beer Holdings Co. Ltd.	235,475	0.1
40,300 (3)	China Resources Gas Group Ltd.	141,089	0.1
136,000	China Resources Land Ltd.	463,261	0.2
82,000	China Resources Power Holdings Co. Ltd.	251,237	0.1
268,000 (1)(3)	China Ruyi Holdings Ltd.	71,889	0.0
88,000	China State Construction International Holdings Ltd.	119,647	0.0
63,000	China Taiping Insurance Holdings Co. Ltd.	64,224	0.0
87,800 (3)	Chow Tai Fook Jewellery Group Ltd.	95,052	0.0
80,000	Far East Horizon Ltd.	52,042	0.0
914,000 (3)	GCL Technology Holdings Ltd.	135,386	0.1
260,000	Geely Automobile Holdings Ltd.	292,344	0.1
132,000	Guangdong Investment Ltd.	77,115	0.0
170,000	Kunlun Energy Co. Ltd.	175,894	0.1
5,500	Orient Overseas International Ltd.	89,376	0.0
451,000	Sino Biopharmaceutical Ltd.	154,250	0.1
208,000	Want Want China Holdings Ltd.	125,721	0.0
		3,625,952	1.1
	Hungary: 0.2%
17,969	MOL Hungarian Oil & Gas PLC	140,221	0.0
9,437	OTP Bank Nyrt	468,100	0.1
5,801	Richter Gedeon Nyrt	150,684	0.1
		759,005	0.2
	India: 18.5%
2,281	ABB India Ltd.	232,150	0.1
7,178	Adani Enterprises Ltd.	273,127	0.1
13,350 (1)	Adani Green Energy Ltd.	285,553	0.1
22,176	Adani Ports & Special Economic Zone Ltd.	392,555	0.1

See Accompanying Notes to Financial Statements

28

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
32,636 (1)	Adani Power Ltd.	$280,590	0.1
25,390	Ambuja Cements Ltd.	203,622	0.1
7,185	APL Apollo Tubes Ltd.	133,810	0.0
4,263	Apollo Hospitals Enterprise Ltd.	315,650	0.1
63,323	Ashok Leyland Ltd.	183,443	0.1
16,076	Asian Paints Ltd.	561,290	0.2
5,905	Astral Ltd.	168,343	0.1
10,642 (2)	AU Small Finance Bank Ltd.	85,700	0.0
11,451	Aurobindo Pharma Ltd.	165,647	0.1
6,760 (1)(2)	Avenue Supermarts Ltd.	382,365	0.1
96,023	Axis Bank Ltd.	1,455,211	0.5
2,893	Bajaj Auto Ltd.	329,577	0.1
11,655	Bajaj Finance Ltd.	993,275	0.3
15,926	Bajaj Finserv Ltd.	302,910	0.1
1,103	Bajaj Holdings & Investment Ltd.	112,800	0.0
3,338	Balkrishna Industries Ltd.	128,999	0.0
36,331 (2)	Bandhan Bank Ltd.	88,715	0.0
44,778	Bank of Baroda	147,586	0.0
157,301	Bharat Electronics Ltd.	575,666	0.2
11,115	Bharat Forge Ltd.	222,517	0.1
39,835	Bharat Heavy Electricals Ltd.	143,389	0.0
64,666	Bharat Petroleum Corp. Ltd.	235,270	0.1
94,170	Bharti Airtel Ltd.	1,629,276	0.5
164	Bosch Ltd.	67,002	0.0
4,497 (1)	Britannia Industries Ltd.	294,936	0.1
46,488	Canara Bank	66,454	0.0
26,720	CG Power & Industrial Solutions Ltd.	225,534	0.1
17,950	Cholamandalam Investment and Finance Co. Ltd.	305,875	0.1
22,243	Cipla Ltd./India	394,253	0.1
65,647	Coal India Ltd.	371,929	0.1
5,869	Colgate-Palmolive India Ltd.	199,867	0.1
10,418	Container Corp. Of India Ltd.	129,975	0.0
5,927	Cummins India Ltd.	281,441	0.1
25,934	Dabur India Ltd.	186,671	0.1
5,049	Divi's Laboratories Ltd.	277,957	0.1
31,142	DLF Ltd.	307,438	0.1
4,932	Dr Reddy's Laboratories Ltd.	378,305	0.1
5,789	Eicher Motors Ltd.	324,173	0.1
98,228	GAIL India Ltd.	258,049	0.1
74,564 (1)	GMR Airports Infrastructure Ltd.	86,095	0.0
17,225	Godrej Consumer Products Ltd.	283,712	0.1
5,464 (1)	Godrej Properties Ltd.	209,700	0.1
11,142	Grasim Industries Ltd.	356,264	0.1
10,785	Havells India Ltd.	235,553	0.1
39,520	HCL Technologies Ltd.	689,972	0.2
3,930 (2)	HDFC Asset Management Co. Ltd.	188,038	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
117,703	HDFC Bank Ltd.	$2,376,919	0.7
40,836 (2)	HDFC Life Insurance Co. Ltd.	291,109	0.1
5,154	Hero MotoCorp Ltd.	344,195	0.1
57,575	Hindalco Industries Ltd.	477,261	0.1
8,628	Hindustan Aeronautics Ltd.	544,179	0.2
36,656	Hindustan Petroleum Corp. Ltd.	145,743	0.0
34,202	Hindustan Unilever Ltd.	1,013,273	0.3
217,608	ICICI Bank Ltd.	3,132,119	1.0
10,274 (2)	ICICI Lombard General Insurance Co. Ltd.	220,011	0.1
15,466 (2)	ICICI Prudential Life Insurance Co. Ltd.	112,123	0.0
153,420 (1)	IDFC First Bank Ltd.	150,980	0.0
36,100	Indian Hotels Co. Ltd.	270,068	0.1
120,344	Indian Oil Corp. Ltd.	238,431	0.1
10,769	Indian Railway Catering & Tourism Corp. Ltd.	127,543	0.0
29,402 (1)	Indus Towers Ltd.	132,189	0.0
12,361	IndusInd Bank Ltd.	216,788	0.1
3,042	Info Edge India Ltd.	247,298	0.1
139,097	Infosys Ltd.	2,610,389	0.8
7,321 (1)(2)	InterGlobe Aviation Ltd.	371,003	0.1
124,103	ITC Ltd.	631,633	0.2
11,677	Jindal Stainless Ltd.	115,016	0.0
15,445	Jindal Steel & Power Ltd.	193,128	0.1
12,574	JSW Energy Ltd.	110,603	0.0
25,979	JSW Steel Ltd.	289,775	0.1
17,032	Jubilant Foodworks Ltd.	114,850	0.0
45,778	Kotak Mahindra Bank Ltd.	986,956	0.3
28,204	Larsen & Toubro Ltd.	1,198,039	0.4
3,726 (2)	LTIMindtree Ltd.	240,036	0.1
9,664	Lupin Ltd.	187,604	0.1
11,439 (2)	Macrotech Developers Ltd.	206,290	0.1
39,163	Mahindra & Mahindra Ltd.	1,344,371	0.4
3,058 (1)	Mankind Pharma Ltd.	77,883	0.0
21,465	Marico Ltd.	157,766	0.1
5,901	Maruti Suzuki India Ltd.	850,822	0.3
32,952	Max Healthcare Institute Ltd.	371,117	0.1
3,250	Mphasis Ltd.	95,478	0.0
88	MRF Ltd.	136,532	0.0
5,080	Muthoot Finance Ltd.	109,253	0.0
13,997	Nestle India Ltd.	427,891	0.1
108,257	NHPC Ltd.	130,502	0.0
33,547	NMDC Ltd.	98,738	0.0
183,810	NTPC Ltd.	833,538	0.3
132,733	Oil & Natural Gas Corp. Ltd.	435,574	0.1
259	Page Industries Ltd.	121,280	0.0
11,125 (1)	PB Fintech Ltd.	186,373	0.1
4,280	Persistent Systems Ltd.	217,332	0.1
32,941	Petronet LNG Ltd.	130,232	0.0
3,588	Phoenix Mills Ltd.	154,122	0.1
3,641	PI Industries Ltd.	165,658	0.1
6,533	Pidilite Industries Ltd.	247,193	0.1
2,003	Polycab India Ltd.	161,749	0.1
63,332	Power Finance Corp. Ltd.	367,724	0.1

See Accompanying Notes to Financial Statements

29

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	India (continued)
195,517	Power Grid Corp. of India Ltd.	$774,307	0.2
73,528	Punjab National Bank	108,477	0.0
56,252	REC Ltd.	353,824	0.1
127,635	Reliance Industries Ltd.	4,784,606	1.5
120,444 (1)	Reliance Strategic Investments Ltd.	515,907	0.2
101,284	Samvardhana Motherson International Ltd.	230,599	0.1
12,349	SBI Cards & Payment Services Ltd.	107,152	0.0
18,968 (2)	SBI Life Insurance Co. Ltd.	339,093	0.1
381	Shree Cement Ltd.	127,194	0.0
12,016	Shriram Finance Ltd.	418,531	0.1
3,770	Siemens Ltd.	347,902	0.1
1,003	Solar Industries India Ltd.	120,268	0.0
17,726 (2)	Sona Blw Precision Forgings Ltd.	136,083	0.0
6,408	SRF Ltd.	186,921	0.1
74,688	State Bank of India	758,781	0.2
40,095	Sun Pharmaceutical Industries Ltd.	730,117	0.2
2,089	Sundaram Finance Ltd.	117,406	0.0
2,752	Supreme Industries Ltd.	196,131	0.1
378,081 (1)	Suzlon Energy Ltd.	238,870	0.1
4,956	Tata Communications Ltd.	110,054	0.0
37,684	Tata Consultancy Services Ltd.	1,760,343	0.5
24,080	Tata Consumer Products Ltd.	316,341	0.1
1,442	Tata Elxsi Ltd.	120,892	0.0
72,332	Tata Motors Ltd.	857,061	0.3
15,332	Tata Motors Ltd. - DVR Shares	122,155	0.0
61,999	Tata Power Co. Ltd.	327,151	0.1
312,725	Tata Steel Ltd.	651,000	0.2
22,554	Tech Mahindra Ltd.	385,624	0.1
1,351	Thermax Ltd.	86,661	0.0
14,848	Titan Co. Ltd.	605,093	0.2
4,342	Torrent Pharmaceuticals Ltd.	145,206	0.0
5,900	Torrent Power Ltd.	105,886	0.0
7,712	Trent Ltd.	506,058	0.2
4,502	Tube Investments of India Ltd.	229,711	0.1
10,168	TVS Motor Co. Ltd.	287,954	0.1
4,869	UltraTech Cement Ltd.	680,281	0.2
52,923	Union Bank of India Ltd.	86,477	0.0
12,395	United Spirits Ltd.	189,429	0.1
19,889	UPL Ltd.	136,042	0.0
19,196	Varun Beverages Ltd.	374,374	0.1
40,917	Vedanta Ltd.	222,573	0.1
54,543	Wipro Ltd.	336,707	0.1
557,232 (1)	Yes Bank Ltd.	157,908	0.1
267,889 (1)	Zomato Ltd.	642,872	0.2
		60,300,930	18.5

	Indonesia: 1.5%
595,700	Adaro Energy Indonesia Tbk PT	101,496	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Indonesia (continued)
279,100 (1)	Amman Mineral Internasional PT	$187,249	0.1
318,100	Aneka Tambang Tbk	24,225	0.0
831,200	Astra International Tbk PT	225,952	0.1
2,318,300	Bank Central Asia Tbk PT	1,402,782	0.4
1,566,500	Bank Mandiri Persero Tbk PT	586,049	0.2
636,100	Bank Negara Indonesia Persero Tbk PT	180,496	0.1
2,855,700	Bank Rakyat Indonesia Persero Tbk PT	800,728	0.3
1,212,136	Barito Pacific Tbk PT	73,141	0.0
313,800	Chandra Asri Pacific Tbk PT	176,782	0.1
310,200	Charoen Pokphand Indonesia Tbk PT	96,138	0.0
35,557,900 (1)	GoTo Gojek Tokopedia Tbk PT	108,140	0.0
116,000	Indah Kiat Pulp & Paper Tbk PT	62,944	0.0
99,900	Indofood CBP Sukses Makmur Tbk PT	62,838	0.0
172,200	Indofood Sukses Makmur Tbk PT	63,885	0.0
862,900	Kalbe Farma Tbk PT	80,362	0.0
387,600 (1)	Merdeka Copper Gold Tbk PT	56,151	0.0
783,100	Sumber Alfaria Trijaya Tbk PT	131,513	0.1
2,061,200	Telkom Indonesia Persero Tbk PT	391,602	0.1
316,000	Unilever Indonesia Tbk PT	58,161	0.0
62,000	United Tractors Tbk PT	83,131	0.0
		4,953,765	1.5

	Ireland: 1.0%
24,987 (1)	PDD Holdings, Inc., ADR	3,322,022	1.0

	Kuwait: 0.7%
62,883	Boubyan Bank KSCP	116,273	0.0
89,936	Gulf Bank KSCP	83,804	0.0
405,984	Kuwait Finance House KSCP	942,313	0.3
29,797	Mabanee Co. KPSC	80,708	0.0
84,697	Mobile Telecommunications Co. KSCP	122,994	0.1
329,864	National Bank of Kuwait SAKP	927,475	0.3
		2,273,567	0.7

	Luxembourg: 0.0%
5,680	Reinet Investments SCA	143,454	0.0

	Malaysia: 1.3%
97,400	AMMB Holdings Bhd	88,453	0.0
127,400	Axiata Group Bhd	70,474	0.0
152,000	CELCOMDIGI BHD	118,440	0.1
271,600	CIMB Group Holdings Bhd	391,309	0.1
84,800	Gamuda Bhd	118,157	0.1
87,400	Genting Bhd	87,179	0.0
126,100	Genting Malaysia Bhd	68,067	0.0

See Accompanying Notes to Financial Statements

30

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Malaysia (continued)
27,700	Hong Leong Bank Bhd	$112,639	0.1
87,600	IHH Healthcare Bhd	116,986	0.1
120,000	Inari Amertron Bhd	93,945	0.0
113,800	IOI Corp. Bhd	89,160	0.0
20,700	Kuala Lumpur Kepong Bhd	90,447	0.0
222,000	Malayan Banking Bhd	468,706	0.2
38,700	Malaysia Airports Holdings Bhd	81,169	0.0
103,000	Maxis Bhd	77,073	0.0
53,600	MISC Bhd	96,639	0.0
122,200 (2)	MR DIY Group M Bhd	50,252	0.0
2,900	Nestle Malaysia Bhd	74,690	0.0
121,700	Petronas Chemicals Group Bhd	162,642	0.1
13,400	Petronas Dagangan Bhd	49,538	0.0
31,900	Petronas Gas Bhd	120,500	0.1
28,700	PPB Group Bhd	86,913	0.0
163,300	Press Metal Aluminium Holdings Bhd	199,173	0.1
612,800	Public Bank Bhd	521,859	0.2
54,600	QL Resources Bhd	75,386	0.0
71,800	RHB Bank Bhd	83,849	0.0
119,700	Sime Darby Bhd	66,404	0.0
88,700	Sime Darby Plantation Bhd	79,233	0.0
47,700	Telekom Malaysia Bhd	68,341	0.0
109,400	Tenaga Nasional Bhd	319,562	0.1
117,600	YTL Corp. Bhd	85,767	0.0
86,500	YTL Power International Bhd	88,077	0.0
		4,301,029	1.3

	Mexico: 2.1%
134,008	Alfa SAB de CV - Class A	78,083	0.0
776,307 (1)	America Movil SAB de CV	661,526	0.2
20,826	Arca Continental SAB de CV	204,788	0.1
33,178 (2)	Banco del Bajio SA	101,193	0.0
621,294	Cemex SAB de CV	397,329	0.1
21,808	Coca-Cola Femsa SAB de CV	187,576	0.1
122,940	Fibra Uno Administracion SA de CV	151,735	0.1
80,285	Fomento Economico Mexicano SAB de CV	861,830	0.3
7,778	Gruma SAB de CV - Class B	142,470	0.0
12,100	Grupo Aeroportuario del Centro Norte SAB de CV	102,680	0.0
16,199	Grupo Aeroportuario del Pacifico SAB de CV - Class B	254,580	0.1
7,634	Grupo Aeroportuario del Sureste SAB de CV - Class B	230,147	0.1
54,771	Grupo Bimbo SAB de CV	193,427	0.1
23,941	Grupo Carso SAB de CV	164,636	0.1
108,969	Grupo Financiero Banorte SAB de CV - Class O	848,046	0.3
77,212 (1)	Grupo Financiero Inbursa SAB de CV - Class O	183,123	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Mexico (continued)
130,798	Grupo Mexico SAB de CV	$705,716	0.2
8,567 (1)	Industrias Penoles SAB de CV	111,219	0.0
61,949	Kimberly-Clark de Mexico SAB de CV - Class A	106,832	0.0
54,762	Operadora De Sites Mexicanos SAB de CV - Class 1	49,419	0.0
43,268	Orbia Advance Corp. SAB de CV	60,355	0.0
30,877	Prologis Property Mexico SA de CV	100,656	0.0
8,155	Promotora y Operadora de Infraestructura SAB de CV	75,465	0.0
214,279	Wal-Mart de Mexico SAB de CV	731,910	0.2
		6,704,741	2.1
	Netherlands: 0.0%
23,518	NEPI Rockcastle NV	169,814	0.0

	Peru: 0.2%
7,387	Cia de Minas Buenaventura SAA, ADR	125,210	0.0
2,846	Credicorp Ltd.	459,145	0.2
		584,355	0.2

	Philippines: 0.5%
10,890	Ayala Corp.	108,038	0.0
284,900	Ayala Land, Inc.	138,301	0.1
78,145	Bank of the Philippine Islands	158,799	0.1
100,010	BDO Unibank, Inc.	218,760	0.1
42,650	International Container Terminal Services, Inc.	254,551	0.1
111,740	JG Summit Holdings, Inc.	49,665	0.0
19,060	Jollibee Foods Corp.	73,407	0.0
11,580	Manila Electric Co.	72,314	0.0
76,450	Metropolitan Bank & Trust Co.	88,242	0.0
3,170	PLDT, Inc.	77,723	0.0
9,120	SM Investments Corp.	129,022	0.0
421,400	SM Prime Holdings, Inc.	203,172	0.1
36,500	Universal Robina Corp.	69,252	0.0
		1,641,246	0.5

	Poland: 0.9%
24,399 (1)(2)	Allegro.eu SA	228,031	0.1
7,787	Bank Polska Kasa Opieki SA	324,009	0.1
547	Budimex SA	94,644	0.0
2,667 (3)	CD Projekt SA	91,995	0.0
2,024 (1)(2)	Dino Polska SA	203,959	0.1
5,845	KGHM Polska Miedz SA	216,861	0.1
46	L.P. SA	195,092	0.0
639 (1)	mBank SA	100,691	0.0
35,548 (1)	PGE Polska Grupa Energetyczna SA	63,411	0.0
23,288	Polski Koncern Naftowy ORLEN SA	391,259	0.1
36,844	Powszechna Kasa Oszczednosci Bank Polski SA	574,778	0.2

See Accompanying Notes to Financial Statements

31

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Poland (continued)
25,128	Powszechny Zaklad Ubezpieczen SA	$320,814	0.1
1,509	Santander Bank Polska SA	202,235	0.1
		3,007,779	0.9

	Qatar: 0.8%
87,918	Barwa Real Estate Co.	66,373	0.0
136,227	Commercial Bank PSQC	160,472	0.1
82,867	Dukhan Bank	85,962	0.0
62,767	Industries Qatar QSC	220,609	0.1
238,024	Masraf Al Rayan QSC	152,963	0.1
221,175	Mesaieed Petrochemical Holding Co.	100,032	0.0
34,030	Ooredoo QPSC	95,332	0.0
20,110	Qatar Electricity & Water Co. QSC	86,647	0.0
25,443	Qatar Fuel QSC	104,284	0.0
106,388	Qatar Gas Transport Co. Ltd.	137,564	0.1
41,768	Qatar International Islamic Bank QSC	114,716	0.0
74,826	Qatar Islamic Bank SAQ	384,089	0.1
191,972	Qatar National Bank QPSC	773,067	0.3
		2,482,110	0.8

	Saudi Arabia: 3.8%
5,945	ACWA Power Co.	561,286	0.2
9,190 (1)	Ades Holding Co.	49,286	0.0
5,736 (1)	Advanced Petrochemical Co.	58,909	0.0
82,210	Al Rajhi Bank	1,791,930	0.6
52,188	Alinma Bank	435,175	0.1
10,451	Almarai Co. JSC	157,500	0.1
37,817	Arab National Bank	204,654	0.1
1,023	Arabian Internet & Communications Services Co.	79,661	0.0
26,243	Bank AlBilad	228,776	0.1
22,020 (1)	Bank Al-Jazira	97,154	0.0
25,079	Banque Saudi Fransi	237,692	0.1
3,498	Bupa Arabia for Cooperative Insurance Co.	239,627	0.1
3,146	Co. for Cooperative Insurance	121,231	0.0
1,564	Dallah Healthcare Co.	66,283	0.0
22,737 (1)	Dar Al Arkan Real Estate Development Co.	71,468	0.0
3,672	Dr Sulaiman Al Habib Medical Services Group Co.	281,709	0.1
1,016	Elm Co.	232,188	0.1
16,207	Etihad Etisalat Co.	230,534	0.1
24,926	Jarir Marketing Co.	84,263	0.0
20,672	Mobile Telecommunications Co. Saudi Arabia	64,576	0.0
4,205	Mouwasat Medical Services Co.	135,588	0.0
1,511	Nahdi Medical Co.	52,848	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Saudi Arabia (continued)
3,643	Power & Water Utility Co. for Jubail & Yanbu	$58,888	0.0
61,719	Riyad Bank	429,086	0.1
9,798	SABIC Agri-Nutrients Co.	294,809	0.1
15,611	Sahara International Petrochemical Co.	121,506	0.0
679	SAL Saudi Logistics Services	54,651	0.0
54,410 (1)	Saudi Arabian Mining Co.	624,896	0.2
151,397 (2)	Saudi Arabian Oil Co.	1,115,677	0.4
2,345	Saudi Aramco Base Oil Co.	82,246	0.0
42,372	Saudi Awwal Bank	437,464	0.1
37,343	Saudi Basic Industries Corp.	731,611	0.2
33,609	Saudi Electricity Co.	147,182	0.1
16,391	Saudi Industrial Investment Group	91,845	0.0
26,483	Saudi Investment Bank	90,656	0.0
32,336 (1)	Saudi Kayan Petrochemical Co.	69,868	0.0
123,027	Saudi National Bank	1,213,569	0.4
1,543 (1)	Saudi Research & Media Group	84,807	0.0
2,051	Saudi Tadawul Group Holding Co.	136,352	0.1
83,480	Saudi Telecom Co.	834,387	0.3
11,190 (1)	Savola Group	139,121	0.1
12,143	Yanbu National Petrochemical Co.	118,444	0.0
		12,359,403	3.8

	Singapore: 0.0%
8,600 (2)	BOC Aviation Ltd.	61,430	0.0

	South Africa: 2.6%
35,320	Absa Group Ltd.	307,603	0.1
2,825	Anglo American Platinum Ltd.	93,035	0.0
15,867	Aspen Pharmacare Holdings Ltd.	203,473	0.1
13,981	Bid Corp. Ltd.	326,492	0.1
12,214	Bidvest Group Ltd.	191,714	0.1
3,669	Capitec Bank Holdings Ltd.	532,722	0.2
10,034	Clicks Group Ltd.	190,988	0.1
22,147	Discovery Ltd.	163,956	0.1
10,357	Exxaro Resources Ltd.	102,062	0.0
210,778	FirstRand Ltd.	893,955	0.3
37,678	Gold Fields Ltd.	563,004	0.2
24,066	Harmony Gold Mining Co. Ltd.	222,809	0.1
38,322	Impala Platinum Holdings Ltd.	190,324	0.1
2,739	Kumba Iron Ore Ltd.	66,185	0.0
70,966	MTN Group Ltd.	330,232	0.1
7,443	Naspers Ltd. - Class N	1,459,337	0.4
18,397	Nedbank Group Ltd.	260,444	0.1
15,458	Northam Platinum Holdings Ltd.	108,158	0.0
181,252	Old Mutual Ltd.	123,433	0.0

See Accompanying Notes to Financial Statements

32

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Africa (continued)
36,956	OUTsurance Group Ltd.	$94,290	0.0
99,978 (2)	Pepkor Holdings Ltd.	102,820	0.0
21,387	Remgro Ltd.	159,976	0.0
73,473	Sanlam Ltd.	326,784	0.1
24,190	Sasol Ltd.	183,733	0.1
20,836	Shoprite Holdings Ltd.	326,710	0.1
120,410	Sibanye Stillwater Ltd.	130,159	0.0
55,962	Standard Bank Group Ltd.	651,615	0.2
25,416	Vodacom Group Ltd.	136,373	0.0
39,473	Woolworths Holdings Ltd./ South Africa	134,037	0.0
		8,576,423	2.6

	South Korea: 11.1%
1,635 (1)	Alteogen, Inc.	331,448	0.1
1,244	Amorepacific Corp.	150,587	0.1
838 (1)	Celltrion Pharm, Inc.	53,782	0.0
6,421	Celltrion, Inc.	809,578	0.3
335	CJ CheilJedang Corp.	93,474	0.0
1,022 (1)	CosmoAM&T Co. Ltd.	106,239	0.0
2,410	Coway Co. Ltd.	111,711	0.0
1,954	DB Insurance Co. Ltd.	161,895	0.1
2,337	Doosan Bobcat, Inc.	86,521	0.0
19,097 (1)	Doosan Enerbility Co. Ltd.	277,628	0.1
2,055 (1)	Ecopro BM Co. Ltd.	271,114	0.1
4,196 (1)	Ecopro Co. Ltd.	272,575	0.1
521 (1)	Ecopro Materials Co. Ltd.	34,120	0.0
457 (1)	Enchem Co. Ltd.	74,127	0.0
1,814	GS Holdings Corp.	61,592	0.0
12,264	Hana Financial Group, Inc.	539,371	0.2
787	Hanjin Kal Corp.	36,730	0.0
3,175	Hankook Tire & Technology Co. Ltd.	103,756	0.0
288	Hanmi Pharm Co. Ltd.	56,381	0.0
1,842	Hanmi Semiconductor Co. Ltd.	227,570	0.1
1,514	Hanwha Aerospace Co. Ltd.	273,047	0.1
3,160 (1)	Hanwha Ocean Co. Ltd.	70,045	0.0
4,727	Hanwha Solutions Corp.	93,967	0.0
1,894	HD Hyundai Co. Ltd.	102,114	0.0
865	HD Hyundai Electric Co. Ltd.	193,301	0.1
956 (1)	HD Hyundai Heavy Industries Co. Ltd.	107,838	0.0
1,788 (1)	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	205,822	0.1
4,966 (1)	HLB, Inc.	209,964	0.1
10,095	HMM Co. Ltd.	143,830	0.1
880	HYBE Co. Ltd.	128,888	0.0
3,139	Hyundai Engineering & Construction Co. Ltd.	72,753	0.0
779	Hyundai Glovis Co. Ltd.	123,560	0.0
2,540	Hyundai Mobis Co. Ltd.	461,450	0.2
5,639	Hyundai Motor Co.	1,202,561	0.4
3,657	Hyundai Steel Co.	76,838	0.0
10,863	Industrial Bank of Korea	110,592	0.0
13,040	Kakao Corp.	382,041	0.1
7,055	KakaoBank Corp.	103,470	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
16,079	KB Financial Group, Inc.	$914,576	0.3
10,935	Kia Corp.	1,023,203	0.3
3,199	Korea Aerospace Industries Ltd.	122,793	0.0
10,670 (1)	Korea Electric Power Corp.	151,046	0.1
1,705	Korea Investment Holdings Co. Ltd.	86,201	0.0
357	Korea Zinc Co. Ltd.	133,004	0.1
7,254	Korean Air Lines Co. Ltd.	122,181	0.0
1,223 (1)	Krafton, Inc.	248,782	0.1
1,312	KT Corp.	35,557	0.0
4,213	KT&G Corp.	269,198	0.1
1,480 (1)	Kum Yang Co. Ltd.	91,730	0.0
726	Kumho Petrochemical Co. Ltd.	76,994	0.0
1,076 (1)	L&F Co. Ltd.	104,980	0.0
2,061	LG Chem Ltd.	513,591	0.2
3,920	LG Corp.	228,040	0.1
13,603 (1)	LG Display Co. Ltd.	113,041	0.0
4,394	LG Electronics, Inc.	352,158	0.1
1,952 (1)	LG Energy Solution Ltd.	460,074	0.2
393	LG H&H Co. Ltd.	98,158	0.0
607	LG Innotek Co. Ltd.	119,254	0.0
7,292	LG Uplus Corp.	51,932	0.0
761	Lotte Chemical Corp.	63,129	0.0
4,091	Meritz Financial Group, Inc.	234,240	0.1
9,766	Mirae Asset Securities Co. Ltd.	51,657	0.0
5,402	NAVER Corp.	650,042	0.2
594	NCSoft Corp.	77,178	0.0
1,020 (1)(2)	Netmarble Corp.	39,534	0.0
5,203	NH Investment & Securities Co. Ltd.	47,793	0.0
978	Orion Corp./Republic of Korea	65,285	0.0
2,281	Posco DX Co. Ltd.	63,057	0.0
1,306	POSCO Future M Co. Ltd.	242,808	0.1
2,998	POSCO Holdings, Inc.	784,702	0.3
2,267	Posco International Corp.	106,815	0.0
746 (1)(2)	Samsung Biologics Co. Ltd.	392,602	0.1
3,507	Samsung C&T Corp.	359,906	0.1
2,363	Samsung Electro-Mechanics Co. Ltd.	269,432	0.1
199,414	Samsung Electronics Co. Ltd.	11,736,275	3.6
6,708 (1)	Samsung Engineering Co. Ltd.	116,913	0.0
1,300	Samsung Fire & Marine Insurance Co. Ltd.	365,675	0.1
28,192 (1)	Samsung Heavy Industries Co. Ltd.	191,210	0.1
3,354	Samsung Life Insurance Co. Ltd.	214,524	0.1
2,307	Samsung SDI Co. Ltd.	589,094	0.2
1,635	Samsung SDS Co. Ltd.	175,496	0.1
18,110	Shinhan Financial Group Co. Ltd.	631,350	0.2

See Accompanying Notes to Financial Statements

33

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	South Korea (continued)
1,375 (1)	SK Biopharmaceuticals Co. Ltd.	$77,041	0.0
1,169 (1)	SK Bioscience Co. Ltd.	44,479	0.0
22,803 (1)	SK hynix, Inc.	3,869,866	1.2
1,259 (1)(2)	SK IE Technology Co. Ltd.	40,101	0.0
2,548 (1)	SK Innovation Co. Ltd.	213,487	0.1
4,128 (1)	SK Square Co. Ltd.	297,890	0.1
2,084	SK Telecom Co. Ltd.	77,811	0.0
1,524	SK, Inc.	174,423	0.1
828 (1)	SKC Co. Ltd.	100,806	0.0
1,926	S-Oil Corp.	92,844	0.0
24,411	Woori Financial Group, Inc.	260,462	0.1
2,447	Yuhan Corp.	143,226	0.1
		36,099,926	11.1

	Taiwan: 18.6%
21,000	Accton Technology Corp.	357,409	0.1
125,000	Acer, Inc.	180,059	0.1
19,595	Advantech Co. Ltd.	223,085	0.1
6,000	Airtac International Group	182,114	0.1
3,000	Alchip Technologies Ltd.	225,888	0.1
128,000	ASE Technology Holding Co. Ltd.	663,080	0.2
95,000	Asia Cement Corp.	128,373	0.0
13,000	Asia Vital Components Co. Ltd.	304,409	0.1
30,000	Asustek Computer, Inc.	459,176	0.1
282,000	AUO Corp.	154,214	0.0
24,000	Catcher Technology Co. Ltd.	171,444	0.1
395,000	Cathay Financial Holding Co. Ltd.	717,351	0.2
61,200	Chailease Holding Co. Ltd.	288,863	0.1
226,225	Chang Hwa Commercial Bank Ltd.	128,594	0.0
80,000	Cheng Shin Rubber Industry Co. Ltd.	121,781	0.0
125,000	China Airlines Ltd.	91,163	0.0
670,000	China Development Financial Holding Corp.	311,376	0.1
496,000	China Steel Corp.	352,887	0.1
156,000	Chunghwa Telecom Co. Ltd.	604,483	0.2
179,000	Compal Electronics, Inc.	190,815	0.1
746,000	CTBC Financial Holding Co. Ltd.	869,899	0.3
82,000	Delta Electronics, Inc.	978,056	0.3
36,000	E Ink Holdings, Inc.	278,744	0.1
591,664	E.Sun Financial Holding Co. Ltd.	520,887	0.2
7,000	Eclat Textile Co. Ltd.	114,047	0.0
3,000	eMemory Technology, Inc.	235,657	0.1
117,000	Eva Airways Corp.	137,338	0.0
43,000	Evergreen Marine Corp. Taiwan Ltd.	255,814	0.1
117,000	Far Eastern New Century Corp.	127,155	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
75,000	Far EasTone Telecommunications Co. Ltd.	$194,470	0.1
21,720	Feng TAY Enterprise Co. Ltd.	103,547	0.0
458,550	First Financial Holding Co. Ltd.	397,265	0.1
149,000	Formosa Chemicals & Fibre Corp.	231,236	0.1
47,000	Formosa Petrochemical Corp.	93,772	0.0
159,000	Formosa Plastics Corp.	281,699	0.1
5,000	Fortune Electric Co. Ltd.	145,193	0.0
324,400	Fubon Financial Holding Co. Ltd.	792,247	0.2
22,000	Gigabyte Technology Co. Ltd.	205,939	0.1
4,000	Global Unichip Corp.	197,165	0.1
11,000	Globalwafers Co. Ltd.	182,146	0.1
520,000	Hon Hai Precision Industry Co. Ltd.	3,423,641	1.1
12,420	Hotai Motor Co. Ltd.	238,044	0.1
371,000	Hua Nan Financial Holdings Co. Ltd.	301,700	0.1
368,800	Innolux Corp.	162,715	0.0
115,000	Inventec Corp.	196,728	0.1
4,000	Largan Precision Co. Ltd.	337,558	0.1
85,000	Lite-On Technology Corp.	276,122	0.1
63,000	MediaTek, Inc.	2,713,309	0.8
484,230	Mega Financial Holding Co. Ltd.	602,765	0.2
31,000	Micro-Star International Co. Ltd.	169,654	0.1
200,000	Nan Ya Plastics Corp.	303,476	0.1
53,000 (1)	Nanya Technology Corp.	113,696	0.0
8,000	Nien Made Enterprise Co. Ltd.	96,084	0.0
24,000	Novatek Microelectronics Corp.	447,595	0.1
84,000	Pegatron Corp.	269,992	0.1
10,000 (1)	PharmaEssentia Corp.	172,533	0.1
93,000	Pou Chen Corp.	100,152	0.0
23,000	President Chain Store Corp.	193,850	0.1
113,000	Quanta Computer, Inc.	1,080,240	0.3
21,000	Realtek Semiconductor Corp.	352,406	0.1
68,300	Ruentex Development Co. Ltd.	91,733	0.0
163,000	Shanghai Commercial & Savings Bank Ltd.	231,626	0.1
552,000 (1)	Shin Kong Financial Holding Co. Ltd.	167,279	0.1
453,380	SinoPac Financial Holdings Co. Ltd.	355,668	0.1
54,000	Synnex Technology International Corp.	121,528	0.0
471,390	Taishin Financial Holding Co. Ltd.	274,035	0.1
259,200	Taiwan Business Bank	145,326	0.0

See Accompanying Notes to Financial Statements

34

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Taiwan (continued)
281,000	Taiwan Cement Corp.	$296,162	0.1
432,300	Taiwan Cooperative Financial Holding Co. Ltd.	346,369	0.1
69,000	Taiwan High Speed Rail Corp.	64,627	0.0
75,000	Taiwan Mobile Co. Ltd.	247,329	0.1
1,028,000	Taiwan Semiconductor Manufacturing Co. Ltd.	30,457,198	9.3
58,000	Unimicron Technology Corp.	320,893	0.1
199,000	Uni-President Enterprises Corp.	498,706	0.2
470,000	United Microelectronics Corp.	812,882	0.2
38,000	Vanguard International Semiconductor Corp.	151,329	0.0
3,000	Voltronic Power Technology Corp.	177,619	0.1
121,000	Walsin Lihwa Corp.	132,254	0.0
29,000	Wan Hai Lines Ltd.	79,201	0.0
134,522	Winbond Electronics Corp.	106,332	0.0
111,000	Wistron Corp.	360,259	0.1
4,000	Wiwynn Corp.	323,950	0.1
69,000	WPG Holdings Ltd.	190,827	0.1
14,000	Yageo Corp.	314,470	0.1
73,000	Yang Ming Marine Transport Corp.	167,865	0.1
429,040	Yuanta Financial Holding Co. Ltd.	423,117	0.1
29,000	Zhen Ding Technology Holding Ltd.	115,548	0.0
		60,725,232	18.6

	Thailand: 1.3%
49,800	Advanced Info Service PCL	283,001	0.1
175,000	Airports of Thailand PCL	274,959	0.1
333,500	Asset World Corp. PCL	31,512	0.0
463,300	Bangkok Dusit Medical Services PCL - Class F	337,217	0.1
343,600	Bangkok Expressway & Metro PCL	71,448	0.0
25,500	Bumrungrad Hospital PCL	171,364	0.1
85,800	Central Pattana PCL	128,829	0.1
70,400	Central Retail Corp. PCL	58,782	0.0
158,000 (1)	Charoen Pokphand Foods PCL	98,471	0.0
242,000	CP ALL PCL - Foreign	361,930	0.1
90,000	CP Axtra PCL	66,656	0.0
130,756	Delta Electronics Thailand PCL	294,227	0.1
69,500	Energy Absolute PCL	21,067	0.0
25,400	Global Power Synergy PCL - Class F	27,343	0.0
124,100	Gulf Energy Development PCL	136,539	0.1
255,000	Home Product Center PCL	64,068	0.0
67,100	Indorama Ventures PCL	35,543	0.0
41,100	Intouch Holdings PCL - Class F	79,928	0.0
25,300	Kasikornbank PCL	86,270	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Thailand (continued)
148,800	Krung Thai Bank PCL	$69,318	0.0
43,500	Krungthai Card PCL	48,107	0.0
140,500	Minor International PCL	114,528	0.1
58,700	PTT Exploration & Production PCL	242,650	0.1
98,000	PTT Global Chemical PCL	81,155	0.0
127,200	PTT Oil & Retail Business PCL	55,301	0.0
406,100	PTT PCL - Foreign	359,014	0.1
35,200	SCB X PCL	98,665	0.0
60,800	SCG Packaging PCL	55,615	0.0
32,500	Siam Cement PCL - Foreign	198,865	0.1
56,900	Thai Oil PCL - Foreign	81,971	0.0
1,157,100	TMBThanachart Bank PCL	53,800	0.0
460,500 (1)	True Corp. PCL	109,393	0.1
		4,197,536	1.3

	Turkey: 0.8%
132,957	Akbank TAS	260,786	0.1
59,578	Aselsan Elektronik Sanayi Ve Ticaret AS	106,915	0.0
19,396	BIM Birlesik Magazalar AS	323,715	0.1
1,808	Coca-Cola Icecek AS	45,733	0.0
60,579	Eregli Demir ve Celik Fabrikalari TAS	98,786	0.0
2,961	Ford Otomotiv Sanayi AS	101,920	0.0
43,233	Haci Omer Sabanci Holding AS	127,760	0.0
32,324	KOC Holding AS	224,503	0.1
8,915 (1)	Pegasus Hava Tasimaciligi AS	62,199	0.0
54,959 (1)	Sasa Polyester Sanayi AS	73,851	0.0
4,954	Tofas Turk Otomobil Fabrikasi AS	51,581	0.0
23,007 (1)	Turk Hava Yollari AO	217,531	0.1
53,494	Turkcell Iletisim Hizmetleri AS	164,800	0.1
373,529	Turkiye Is Bankasi AS - Class C	181,304	0.1
41,160	Turkiye Petrol Rafinerileri AS	208,606	0.1
56,674	Turkiye Sise ve Cam Fabrikalari AS	87,125	0.0
143,371	Yapi ve Kredi Bankasi AS	148,399	0.1
		2,485,514	0.8

	United Arab Emirates: 1.1%
124,945	Abu Dhabi Commercial Bank PJSC	272,200	0.1
62,651	Abu Dhabi Islamic Bank PJSC	197,522	0.1
135,060	Abu Dhabi National Oil Co. for Distribution PJSC	124,495	0.0
164,814	Aldar Properties PJSC	280,897	0.1
107,258	Americana Restaurants International PLC	93,256	0.0
124,573	Dubai Islamic Bank PJSC	194,677	0.1
279,930	Emaar Properties PJSC	624,946	0.2
80,280	Emirates NBD Bank PJSC	360,637	0.1

See Accompanying Notes to Financial Statements

35

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Arab Emirates (continued)
146,295	Emirates Telecommunications Group Co. PJSC	$641,261	0.2
185,542	First Abu Dhabi Bank PJSC	629,418	0.2
169,025 (1)	Multiply Group PJSC	94,337	0.0
		3,513,646	1.1

	United Kingdom: 0.1%
17,731	Anglogold Ashanti PLC	446,951	0.1

	United States: 0.3%
28,900 (1)(3)	BeiGene Ltd.	315,510	0.1
3,134 (1)	Legend Biotech Corp., ADR	138,805	0.1
3,624	Southern Copper Corp.	390,450	0.1
		844,765	0.3
	Total Common Stock (Cost $275,652,683)	308,184,119	94.6

PREFERRED STOCK: 1.9%

	Brazil: 1.2%
227,721	Banco Bradesco SA - Preference Shares	505,132	0.2
9,849	Centrais Eletricas Brasileiras SA	70,721	0.0
77,424	Cia Energetica de Minas Gerais	136,701	0.0
41,600	Cia Paranaense de Energia	69,357	0.0
58,904	Gerdau SA	194,307	0.1
202,783	Itau Unibanco Holding SA	1,173,146	0.4
228,319	Itausa SA	399,449	0.1
198,699	Petroleo Brasileiro SA	1,352,480	0.4
		3,901,293	1.2

	Chile: 0.1%
6,034	Sociedad Quimica y Minera de Chile SA	243,829	0.1

	Colombia: 0.0%
19,102	Bancolombia SA	156,837	0.0

	South Korea: 0.6%
918	Hyundai Motor Co.	120,789	0.0
1,598	Hyundai Motor Co. - Second Preference Shares	211,909	0.1
328	LG Chem Ltd.	57,144	0.0
33,790	Samsung Electronics Co. Ltd.	1,551,528	0.5
		1,941,370	0.6
	Total Preferred Stock (Cost $5,996,860)	6,243,329	1.9

RIGHTS: 0.0%
	Brazil: 0.0%
388 (1)	Localiza Rent a Car SA	590	0.0

			Percentage
			of Net
Shares		Value	Assets
RIGHTS: (continued)
	China: 0.0%
41,600 (1)	MMG Ltd.	$1,838	0.0
	Total Rights (Cost $–)	2,428	0.0
	Total Long-Term Investments (Cost $281,649,543)	314,429,876	96.5

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 4.0%
	Repurchase Agreements: 0.9%
1,000,000 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,000,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,020,000, due 08/08/24-04/20/74)	1,000,000	0.3
1,000,000 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,000,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,020,000, due 04/30/27-04/20/72)	1,000,000	0.3
1,000,000 (5)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/28/2024, 5.350%, due 07/01/2024 (Repurchase Amount $1,000,440, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,020,041, due 07/11/24-07/01/54)	1,000,000	0.3

See Accompanying Notes to Financial Statements

36

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
44,260 (5)	RBC Dominion Securities, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $44,279, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $45,145, due 07/05/24-05/20/54)	$44,260	0.0
	Total Repurchase Agreements (Cost $3,044,260)	3,044,260	0.9

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 3.1%
9,926,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $9,926,000)	$9,926,000	3.1
	Total Short-Term Investments (Cost $12,970,260)	12,970,260	4.0
	Total Investments in Securities (Cost $294,619,803)	$327,400,136	100.5
	Liabilities in Excess of Other Assets	(1,654,175)	(0.5)
	Net Assets	$325,745,961	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Security, or a portion of the security, is on loan.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

37

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Brazil	$9,403,820	$—	$—	$9,403,820
Chile	1,147,504	—	—	1,147,504
China	4,144,924	67,523,163	34,718	71,702,805
Colombia	174,294	—	—	174,294
Czechia	253,864	170,573	—	424,437
Egypt	192,498	24,962	—	217,460
Greece	603,359	929,845	—	1,533,204
Hong Kong	177,763	3,448,189	—	3,625,952
Hungary	290,905	468,100	—	759,005
India	—	60,300,930	—	60,300,930
Indonesia	713,014	4,240,751	—	4,953,765
Ireland	3,322,022	—	—	3,322,022
Kuwait	80,708	2,192,859	—	2,273,567
Luxembourg	143,454	—	—	143,454
Malaysia	1,227,055	3,073,974	—	4,301,029
Mexico	6,704,741	—	—	6,704,741
Netherlands	169,814	—	—	169,814
Peru	584,355	—	—	584,355
Philippines	901,064	740,182	—	1,641,246
Poland	—	3,007,779	—	3,007,779
Qatar	456,482	2,025,628	—	2,482,110
Saudi Arabia	1,703,316	10,656,087	—	12,359,403
Singapore	—	61,430	—	61,430
South Africa	3,473,724	5,102,699	—	8,576,423
South Korea	—	36,099,926	—	36,099,926
Taiwan	502,880	60,222,352	—	60,725,232
Thailand	—	4,197,536	—	4,197,536
Turkey	2,423,315	62,199	—	2,485,514
United Arab Emirates	3,023,695	489,951	—	3,513,646
United Kingdom	—	446,951	—	446,951
United States	529,255	315,510	—	844,765
Total Common Stock	42,347,825	265,801,576	34,718	308,184,119
Preferred Stock	4,301,959	1,941,370	—	6,243,329
Rights	2,428	—	—	2,428
Short-Term Investments	9,926,000	3,044,260	—	12,970,260
Total Investments, at fair value	$56,578,212	$270,787,206	$34,718	$327,400,136
Other Financial Instruments+
Forward Foreign Currency Contracts	—	50	—	50
Futures	29,187	—	—	29,187
Total Assets	$56,607,399	$270,787,256	$34,718	$327,429,373
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(45)	$—	$(45)
Total Liabilities	$—	$(45)	$—	$(45)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

38

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following forward foreign currency contracts were outstanding for Voya VACS Index Series EM Portfolio:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	83	CNY	603	The Bank of New York Mellon	07/02/24	$—
USD	181	CNY	1,325	The Bank of New York Mellon	07/02/24	(1)
USD	1,803	CNY	13,167	The Bank of New York Mellon	07/02/24	(9)
USD	2,579	CNY	18,837	The Bank of New York Mellon	07/02/24	(14)
USD	3,997	CNY	29,194	The Bank of New York Mellon	07/02/24	(21)
ZAR	251,896	USD	13,794	The Bank of New York Mellon	07/03/24	50
						$5

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series EM Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
MSCI Emerging Markets Index	225	09/20/24	$12,242,250	$29,187
			$12,242,250	$29,187

Currency Abbreviations:

CNY	—	Chinese Yuan
USD	—	United States Dollar
ZAR	—	South African Rand

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

	Location on Statement
Derivatives not accounted for as hedging instruments	of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$50
Equity contracts	Variation margin receivable on futures contracts*	29,187
Total Asset Derivatives		$29,237

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$45
Total Liability Derivatives		$45

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$695,425	$695,425
Foreign exchange contracts	(13,560)	—	(13,560)
Total	$(13,560)	$695,425	$681,865

See Accompanying Notes to Financial Statements

39

Voya VACS Index Series EM Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$(271,899)	$(271,899)
Foreign exchange contracts	5	—	5
Total	$5	$(271,899)	$(271,894)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2024:

	The Bank
	of New York
	Mellon	Total
Assets:
Forward foreign currency contracts	$50	$50
Total Assets	$50	$50
Liabilities:
Forward foreign currency contracts	$45	$45
Total Liabilities	$45	$45
Net OTC derivative instruments by counterparty, at fair value	$5	$5
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$–
Net Exposure(1)	$5	$5

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $297,741,569.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$57,106,297
Gross Unrealized Depreciation	(26,761,830)
Net Unrealized Appreciation	$30,344,467

See Accompanying Notes to Financial Statements

40

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 95.7%
	Australia: 7.0%
22,439	Ampol Ltd.	$482,628	0.0
285,292	ANZ Group Holdings Ltd.	5,359,965	0.3
121,739	APA Group	647,098	0.0
54,236	Aristocrat Leisure Ltd.	1,796,049	0.1
18,392	ASX Ltd.	733,853	0.1
173,323	Aurizon Holdings Ltd.	421,042	0.0
481,084	BHP Group Ltd. - Class DI	13,750,284	0.9
42,513	BlueScope Steel Ltd.	577,097	0.0
132,102 (1)	Brambles Ltd.	1,274,771	0.1
33,987	CAR Group Ltd.	795,706	0.1
6,213	Cochlear Ltd.	1,371,454	0.1
127,057	Coles Group Ltd.	1,439,375	0.1
158,781	Commonwealth Bank of Australia	13,450,518	0.8
50,913	Computershare Ltd.	890,457	0.1
45,841	CSL Ltd.	8,989,269	0.6
101,276	Dexus	436,892	0.0
143,333	Endeavour Group Ltd./ Australia	480,642	0.0
160,638	Fortescue Metals Group Ltd.	2,286,910	0.1
162,140	Goodman Group	3,740,542	0.2
180,373	GPT Group	480,905	0.0
227,749	Insurance Australia Group Ltd.	1,079,651	0.1
211,136 (2)	Lottery Corp. Ltd.	711,621	0.1
34,511	Macquarie Group Ltd.	4,695,946	0.3
259,320	Medibank Pvt Ltd.	642,675	0.0
16,666	Mineral Resources Ltd.	596,235	0.0
371,546	Mirvac Group	462,269	0.0
294,327	National Australia Bank Ltd.	7,097,746	0.4
109,040	Northern Star Resources Ltd.	946,908	0.1
46,112	Orica Ltd.	547,619	0.0
163,419	Origin Energy Ltd.	1,182,327	0.1
271,226 (2)	Pilbara Minerals Ltd.	551,887	0.0
5,448	Pro Medicus Ltd.	517,409	0.0
78,853 (1)	Qantas Airways Ltd.	306,873	0.0
142,517	QBE Insurance Group Ltd.	1,645,157	0.1
17,436	Ramsay Health Care Ltd.	550,490	0.0
4,976	REA Group Ltd.	649,738	0.0
21,289	Reece Ltd.	355,528	0.0
35,213	Rio Tinto Ltd.	2,789,279	0.2
308,083	Santos Ltd.	1,563,032	0.1
492,802	Scentre Group	1,021,428	0.1
33,542	SEEK Ltd.	476,080	0.0
18,760	Seven Group Holdings Ltd.	468,664	0.0
43,292	Sonic Healthcare Ltd.	756,037	0.1
429,644	South32 Ltd. - Class DI	1,042,355	0.1
226,446	Stockland	627,202	0.0
120,692	Suncorp Group Ltd.	1,395,679	0.1
383,617	Telstra Group Ltd.	926,133	0.1
293,323	Transurban Group	2,419,197	0.2
76,405	Treasury Wine Estates Ltd.	632,201	0.0
364,350	Vicinity Ltd.	447,998	0.0
22,093 (2)	Washington H Soul Pattinson & Co. Ltd.	481,997	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Australia (continued)
107,645	Wesfarmers Ltd.	$4,661,178	0.3
329,711	Westpac Banking Corp.	5,970,109	0.4
15,815	WiseTech Global Ltd.	1,051,361	0.1
180,115	Woodside Energy Group Ltd. (WDS)	3,391,735	0.2
115,879	Woolworths Group Ltd.	2,601,707	0.2
		114,668,908	7.0
	Austria: 0.2%
31,942	Erste Group Bank AG	1,511,980	0.1
41,872	Mondi PLC QX	803,744	0.1
13,970	OMV AG	607,238	0.0
6,412	Verbund AG	507,333	0.0
10,162	voestalpine AG	274,728	0.0
		3,705,023	0.2
	Belgium: 0.8%
15,156 (2)	Ageas SA	691,520	0.1
85,241	Anheuser-Busch InBev SA	4,948,732	0.3
2,023 (2)	D'ieteren Group	428,373	0.0
2,744 (2)	Elia Group SA	256,281	0.0
8,350	Groupe Bruxelles Lambert NV	594,533	0.1
23,751	KBC Group NV	1,673,555	0.1
39 (2)	Lotus Bakeries NV	402,217	0.0
1,462 (2)	Sofina SA	332,682	0.0
7,030	Syensqo SA	627,484	0.1
11,993	UCB SA	1,780,804	0.1
19,721 (2)	Umicore SA	296,777	0.0
16,652	Warehouses De Pauw CVA	449,748	0.0
		12,482,706	0.8
	Chile: 0.1%
37,407	Antofagasta PLC	994,126	0.1

	Denmark: 3.8%
286	AP Moller - Maersk A/S - Class A	485,290	0.0
425	AP Moller - Maersk A/S - Class B	737,097	0.1
9,062	Carlsberg AS - Class B	1,087,930	0.1
11,964 (2)	Coloplast A/S - Class B	1,438,231	0.1
65,429	Danske Bank A/S	1,951,487	0.1
9,489 (1)	Demant A/S	410,975	0.0
16,240 (2)	DSV A/S	2,492,810	0.2
6,272 (1)	Genmab A/S	1,571,722	0.1
309,563	Novo Nordisk A/S - Class B	44,293,782	2.7
35,392	Novozymes A/S - Class B	2,162,255	0.1
17,945 (1)(2)(3)	Orsted AS	953,265	0.1
7,778	Pandora A/S	1,170,690	0.1
882	Rockwool A/S - Class B	357,544	0.0
33,121	Tryg A/S	723,648	0.0
95,796 (1)	Vestas Wind Systems A/S	2,221,314	0.1
		62,058,040	3.8
	Finland: 1.0%
13,492	Elisa Oyj	617,702	0.0
42,244 (2)	Fortum Oyj	618,433	0.0
25,718 (2)	Kesko Oyj - Class B	452,432	0.0
32,242	Kone Oyj - Class B	1,598,603	0.1
58,977 (2)	Metso Oyj	626,831	0.1

See Accompanying Notes to Financial Statements

41

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Finland (continued)
40,132	Neste Oyj	$716,135	0.1
505,870	Nokia Oyj	1,925,375	0.1
299,004	Nordea Bank Abp - SEK	3,564,308	0.2
10,149	Orion Oyj - Class B	432,850	0.0
42,823	Sampo Oyj - Class A	1,846,711	0.1
55,199 (2)	Stora Enso Oyj - Class R	753,770	0.1
50,630	UPM-Kymmene Oyj	1,778,256	0.1
47,711	Wartsila Oyj Abp	924,939	0.1
		15,856,345	1.0
	France: 10.7%
18,393	Accor SA	752,624	0.1
3,286 (2)	Aeroports de Paris	400,238	0.0
54,758	Air Liquide SA	9,450,545	0.6
56,367	Airbus SE	7,736,189	0.5
32,808	Alstom SA	553,301	0.0
5,824 (2)(3)	Amundi SA	376,679	0.0
5,653	Arkema SA	492,622	0.0
172,280	AXA SA	5,645,830	0.4
3,901	BioMerieux	370,942	0.0
97,964	BNP Paribas SA	6,265,007	0.4
68,850 (2)	Bollore SE	404,213	0.0
17,998	Bouygues SA	578,535	0.0
30,130	Bureau Veritas SA	837,286	0.1
14,736	Capgemini SE	2,927,124	0.2
53,971 (2)	Carrefour SA	764,783	0.1
43,238	Cie de Saint-Gobain	3,362,800	0.2
64,430	Cie Generale des Etablissements Michelin SCA	2,490,292	0.2
4,713	Covivio SA/France	225,368	0.0
100,607	Credit Agricole SA	1,373,751	0.1
61,079	Danone SA	3,741,077	0.2
1,925	Dassault Aviation SA	348,593	0.0
63,482	Dassault Systemes SE	2,386,986	0.2
23,676	Edenred	1,004,143	0.1
6,972	Eiffage SA	640,772	0.0
173,258	Engie SA	2,481,117	0.2
27,984	EssilorLuxottica SA	6,013,306	0.4
4,330	Eurazeo SE	345,268	0.0
4,332	Gecina SA	399,892	0.0
28,695	Getlink SE	475,114	0.0
3,004	Hermes International	6,938,116	0.4
3,551	Ipsen SA	436,272	0.0
7,062	Kering SA	2,568,768	0.2
20,258	Klepierre SA	540,847	0.0
9,892 (3)	La Francaise des Jeux SAEM	336,922	0.0
25,046	Legrand SA	2,485,947	0.2
22,826	L'Oreal SA	10,047,223	0.6
26,160	LVMH Moet Hennessy Louis Vuitton SE	20,085,423	1.2
176,633	Orange SA	1,771,720	0.1
19,399	Pernod Ricard SA	2,646,793	0.2
21,712	Publicis Groupe SA	2,306,228	0.1
2,160	Remy Cointreau SA	181,491	0.0
18,234 (2)	Renault SA	935,127	0.1
21,237	Rexel SA	549,371	0.0
32,424	Safran SA	6,833,634	0.4
107,981	Sanofi	10,414,027	0.6

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	France (continued)
2,749	Sartorius Stedim Biotech	$454,304	0.0
51,622 (1)	Schneider Electric SE	12,376,156	0.8
2,324	SEB SA	238,521	0.0
68,553	Societe Generale SA	1,611,755	0.1
8,393	Sodexo SA	756,050	0.1
64,355	STMicroelectronics NV	2,520,653	0.2
5,115	Teleperformance	540,393	0.0
8,973	Thales SA	1,435,395	0.1
203,774	TotalEnergies SE	13,643,443	0.8
11,211 (2)	Unibail-Rodamco-Westfield	885,973	0.1
65,372	Veolia Environnement SA	1,958,079	0.1
47,538	Vinci SA	5,010,716	0.3
68,388	Vivendi SE	714,766	0.0
		174,068,510	10.7
	Germany: 7.9%
15,367	adidas AG	3,669,128	0.2
37,158	Allianz SE	10,319,929	0.6
84,664	BASF SE	4,092,877	0.3
93,192	Bayer AG	2,626,898	0.2
30,250	Bayerische Motoren Werke AG	2,861,392	0.2
7,712	Bechtle AG	362,763	0.0
9,562	Beiersdorf AG	1,399,551	0.1
12,496	Brenntag SE	842,980	0.1
3,790	Carl Zeiss Meditec AG - Class BR	266,452	0.0
100,000	Commerzbank AG	1,516,825	0.1
10,435	Continental AG	591,009	0.1
17,928 (1)(3)	Covestro AG	1,050,884	0.1
5,919	CTS Eventim AG & Co. KGaA	492,753	0.0
50,742	Daimler Truck Holding AG	2,023,751	0.1
18,204 (1)(3)	Delivery Hero SE	432,429	0.0
179,756	Deutsche Bank AG	2,872,962	0.2
18,023	Deutsche Boerse AG	3,683,841	0.2
56,337	Deutsche Lufthansa AG	345,554	0.0
94,029	Deutsche Post AG, Reg	3,818,230	0.2
307,459	Deutsche Telekom AG, Reg	7,728,139	0.5
212,972	E.ON SE	2,799,025	0.2
24,134	Evonik Industries AG	492,449	0.0
19,483	Fresenius Medical Care AG & Co. KGaA	744,578	0.1
40,071 (1)	Fresenius SE & Co. KGaA	1,197,093	0.1
14,713	GEA Group AG	611,670	0.1
5,720	Hannover Rueck SE	1,447,952	0.1
12,953	Heidelberg Materials AG	1,339,006	0.1
9,858	Henkel AG & Co. KGaA	775,599	0.1
123,879	Infineon Technologies AG	4,546,399	0.3
6,830	Knorr-Bremse AG	522,051	0.0
6,978	LEG Immobilien SE	570,076	0.1
76,113	Mercedes-Benz Group AG	5,267,899	0.3
12,260	Merck KGaA	2,027,503	0.1
5,106	MTU Aero Engines AG	1,301,792	0.1
12,945	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	6,471,924	0.4
5,438	Nemetschek SE	530,895	0.0

See Accompanying Notes to Financial Statements

42

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Germany (continued)
10,015	Puma SE	$459,989	0.0
482	Rational AG	399,636	0.0
4,132	Rheinmetall AG	2,105,733	0.1
59,976	RWE AG	2,057,498	0.1
99,055	SAP SE	19,897,740	1.2
7,062 (3)	Scout24 SE	539,564	0.0
72,093	Siemens AG, Reg	13,418,347	0.8
56,867 (1)	Siemens Energy AG	1,482,785	0.1
26,750 (3)	Siemens Healthineers AG	1,540,508	0.1
12,596	Symrise AG	1,541,211	0.1
6,124	Talanx AG	488,020	0.0
2,779	Volkswagen AG	332,991	0.0
69,549	Vonovia SE	1,979,254	0.1
21,112 (1)(3)	Zalando SE	495,596	0.0
		128,383,130	7.9
	Hong Kong: 1.8%
1,066,000	AIA Group Ltd.	7,212,289	0.4
351,000	BOC Hong Kong Holdings Ltd.	1,083,079	0.1
184,500	CK Asset Holdings Ltd.	691,150	0.0
254,500	CK Hutchison Holdings Ltd.	1,213,985	0.1
56,000	CK Infrastructure Holdings Ltd.	316,249	0.0
3,000	CK Infrastructure Holdings Ltd.	16,942	0.0
156,000	CLP Holdings Ltd.	1,261,746	0.1
5,313 (1)	Futu Holdings Ltd., ADR	348,559	0.0
207,000	Galaxy Entertainment Group Ltd.	963,364	0.1
72,500	Hang Seng Bank Ltd.	932,085	0.1
138,000	Henderson Land Development Co. Ltd.	370,002	0.0
357,000	HKT Trust & HKT Ltd. - Stapled Security	400,427	0.0
1,062,000 (2)	Hong Kong & China Gas Co. Ltd.	807,057	0.1
114,300	Hong Kong Exchanges & Clearing Ltd.	3,657,960	0.2
103,300	Hongkong Land Holdings Ltd.	332,810	0.0
14,900	Jardine Matheson Holdings Ltd.	528,950	0.0
242,700	Link REIT	942,493	0.1
146,500 (2)	MTR Corp. Ltd.	462,417	0.0
131,500	Power Assets Holdings Ltd.	710,688	0.1
260,833	Prudential PLC	2,364,968	0.2
370,000	Sino Land Co. Ltd.	380,767	0.0
127,000	SITC International Holdings Co. Ltd.	344,372	0.0
137,500	Sun Hung Kai Properties Ltd.	1,191,375	0.1
40,000	Swire Pacific Ltd. - Class A	353,144	0.0
109,200	Swire Properties Ltd.	173,972	0.0
130,500	Techtronic Industries Co. Ltd.	1,487,686	0.1
785,500 (3)	WH Group Ltd.	517,021	0.0
100,000	Wharf Holdings Ltd.	280,988	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
157,000 (2)	Wharf Real Estate Investment Co. Ltd.	$416,119	0.0
		29,762,664	1.8
	Ireland: 0.8%
19,424	AerCap Holdings NV	1,810,317	0.1
161,469	AIB Group PLC	852,733	0.0
99,494	Bank of Ireland Group PLC	1,039,360	0.1
9,377	DCC PLC	654,435	0.0
87,130	Experian PLC	4,047,763	0.2
41,442 (1)	James Hardie Industries PLC	1,297,032	0.1
14,937	Kerry Group PLC - Class A	1,210,482	0.1
14,775	Kingspan Group PLC	1,255,694	0.1
24,767	Smurfit Kappa Group PLC	1,104,675	0.1
		13,272,491	0.8
	Israel: 0.7%
3,960	Azrieli Group Ltd.	231,364	0.0
120,518	Bank Hapoalim BM	1,064,367	0.1
144,466	Bank Leumi Le-Israel BM	1,177,628	0.1
8,568 (1)	Check Point Software Technologies Ltd.	1,413,720	0.1
4,014 (1)	CyberArk Software Ltd.	1,097,508	0.1
2,532	Elbit Systems Ltd.	440,597	0.0
9,466 (1)	Global-e Online Ltd.	343,332	0.0
72,851	ICL Group Ltd.	313,279	0.0
116,478	Israel Discount Bank Ltd. - Class A	581,282	0.0
14,583	Mizrahi Tefahot Bank Ltd.	494,531	0.0
3,481 (1)	Monday.com Ltd.	838,085	0.1
5,963 (1)	Nice Ltd.	1,025,855	0.1
106,278 (1)	Teva Pharmaceutical Industries Ltd., ADR	1,727,017	0.1
5,015 (1)	Wix.com Ltd.	797,736	0.0
		11,546,301	0.7
	Italy: 2.3%
11,724 (2)	Amplifon SpA	416,905	0.0
96,752	Assicurazioni Generali SpA	2,408,543	0.2
122,170	Banco BPM SpA	786,262	0.1
58,399 (2)	Davide Campari-Milano NV	552,908	0.0
2,088 (2)	DiaSorin SpA	207,714	0.0
771,527	Enel SpA	5,353,469	0.3
202,518	Eni SpA	3,109,594	0.2
11,957	Ferrari NV	4,879,553	0.3
57,959	FinecoBank Banca Fineco SpA	861,228	0.1
31,645 (2)(3)	Infrastrutture Wireless Italiane SpA	329,605	0.0
1,387,441	Intesa Sanpaolo SpA	5,156,307	0.3
38,390	Leonardo SpA	889,451	0.1
48,376	Mediobanca Banca di Credito Finanziario SpA	708,130	0.0
20,854 (2)	Moncler SpA	1,279,266	0.1
55,608 (1)(2)(3)	Nexi SpA	338,986	0.0
43,045 (2)(3)	Poste Italiane SpA	547,728	0.0
24,920	Prysmian SpA	1,538,487	0.1

See Accompanying Notes to Financial Statements

43

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy (continued)
9,846	Recordati Industria Chimica e Farmaceutica SpA	$512,463	0.0
191,286 (2)	Snam SpA	844,722	0.1
929,842 (1)	Telecom Italia SpA/Milano	222,398	0.0
133,467 (2)	Terna - Rete Elettrica Nazionale	1,028,848	0.1
143,585	UniCredit SpA	5,313,512	0.3
		37,286,079	2.3
	Japan: 21.9%
72,700	Advantest Corp.	2,946,237	0.2
62,000	Aeon Co. Ltd.	1,326,985	0.1
18,600 (2)	AGC, Inc.	605,219	0.0
14,000	Aisin Corp.	457,363	0.0
44,500	Ajinomoto Co., Inc.	1,566,188	0.1
15,000	ANA Holdings, Inc.	277,248	0.0
45,700	Asahi Group Holdings Ltd.	1,617,076	0.1
119,000	Asahi Kasei Corp.	764,111	0.1
61,200	Asics Corp.	943,592	0.1
171,700	Astellas Pharma, Inc.	1,693,949	0.1
56,900	Bandai Namco Holdings, Inc.	1,114,748	0.1
54,200	Bridgestone Corp.	2,138,700	0.1
21,800	Brother Industries Ltd.	385,080	0.0
94,900 (2)	Canon, Inc.	2,574,415	0.2
32,600	Capcom Co. Ltd.	616,691	0.0
73,300	Central Japan Railway Co.	1,588,934	0.1
49,900	Chiba Bank Ltd.	447,268	0.0
61,100	Chubu Electric Power Co., Inc.	721,794	0.1
63,700	Chugai Pharmaceutical Co. Ltd.	2,268,252	0.1
99,800	Concordia Financial Group Ltd.	591,163	0.0
19,700	Dai Nippon Printing Co. Ltd.	664,690	0.0
28,600	Daifuku Co. Ltd.	537,163	0.0
85,900	Dai-ichi Life Holdings, Inc.	2,300,389	0.1
175,500	Daiichi Sankyo Co. Ltd.	6,099,282	0.4
25,000	Daikin Industries Ltd.	3,480,393	0.2
5,600	Daito Trust Construction Co. Ltd.	579,664	0.0
53,200	Daiwa House Industry Co. Ltd.	1,354,466	0.1
126,500	Daiwa Securities Group, Inc.	971,179	0.1
179,400	Denso Corp.	2,800,262	0.2
19,100	Dentsu Group, Inc.	483,621	0.0
8,700	Disco Corp.	3,313,827	0.2
86,100	East Japan Railway Co.	1,433,536	0.1
23,900	Eisai Co. Ltd.	983,811	0.1
273,300	ENEOS Holdings, Inc.	1,408,438	0.1
90,400	FANUC Corp.	2,481,727	0.2
16,600	Fast Retailing Co. Ltd.	4,198,824	0.3
12,000	Fuji Electric Co. Ltd.	685,687	0.0
106,200	FUJIFILM Holdings Corp.	2,491,102	0.2
167,000	Fujitsu Ltd.	2,619,142	0.2
13,200	Hamamatsu Photonics KK	354,600	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
21,700	Hankyu Hanshin Holdings, Inc.	$578,854	0.0
1,700	Hikari Tsushin, Inc.	318,445	0.0
10,100	Hitachi Construction Machinery Co. Ltd.	270,832	0.0
440,000	Hitachi Ltd.	9,907,184	0.6
425,700	Honda Motor Co. Ltd.	4,576,272	0.3
10,200	Hoshizaki Corp.	324,439	0.0
33,300	Hoya Corp.	3,894,080	0.2
36,200 (2)	Hulic Co. Ltd.	321,757	0.0
10,600	Ibiden Co. Ltd.	433,883	0.0
85,900	Idemitsu Kosan Co. Ltd.	558,313	0.0
89,600	Inpex Corp.	1,315,819	0.1
55,300	Isuzu Motors Ltd.	735,184	0.1
112,800	ITOCHU Corp.	5,545,046	0.3
13,500	Japan Airlines Co. Ltd.	213,300	0.0
47,300	Japan Exchange Group, Inc.	1,109,344	0.1
137,300	Japan Post Bank Co. Ltd.	1,303,660	0.1
197,700	Japan Post Holdings Co. Ltd.	1,965,084	0.1
18,200	Japan Post Insurance Co. Ltd.	353,956	0.0
120	Japan Real Estate Investment Corp.	379,296	0.0
113,800 (2)	Japan Tobacco, Inc.	3,081,641	0.2
54,600	JFE Holdings, Inc.	788,022	0.1
40,100	Kajima Corp.	695,574	0.0
66,800	Kansai Electric Power Co., Inc.	1,121,693	0.1
44,200	Kao Corp.	1,789,524	0.1
37,300	Kawasaki Kisen Kaisha Ltd.	543,942	0.0
142,000	KDDI Corp.	3,761,794	0.2
12,300	Keisei Electric Railway Co. Ltd.	397,760	0.0
18,500	Keyence Corp.	8,097,047	0.5
64,000	Kikkoman Corp.	743,811	0.1
17,100	Kintetsu Group Holdings Co. Ltd.	372,977	0.0
73,700	Kirin Holdings Co. Ltd.	952,027	0.1
14,100	Kobe Bussan Co. Ltd.	314,091	0.0
18,800	Koito Manufacturing Co. Ltd.	259,182	0.0
87,800	Komatsu Ltd.	2,564,598	0.2
9,500	Konami Group Corp.	686,893	0.0
94,900	Kubota Corp.	1,333,628	0.1
121,800	Kyocera Corp.	1,404,820	0.1
25,400	Kyowa Kirin Co. Ltd.	435,372	0.0
7,600	Lasertec Corp.	1,706,051	0.1
41,600	M3, Inc.	398,030	0.0
21,100	Makita Corp.	577,675	0.0
135,200	Marubeni Corp.	2,506,956	0.2
32,200	MatsukiyoCocokara & Co.	462,405	0.0
53,500	Mazda Motor Corp.	515,794	0.0
8,100 (2)	McDonald's Holdings Co. Japan Ltd.	319,668	0.0
22,100	MEIJI Holdings Co. Ltd.	477,982	0.0
34,200	MINEBEA MITSUMI, Inc.	704,548	0.0

See Accompanying Notes to Financial Statements

44

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
128,600	Mitsubishi Chemical Group Corp.	$716,532	0.1
317,100	Mitsubishi Corp.	6,233,518	0.4
183,300	Mitsubishi Electric Corp.	2,937,404	0.2
106,800	Mitsubishi Estate Co. Ltd.	1,681,397	0.1
76,000	Mitsubishi HC Capital, Inc.	502,853	0.0
304,000	Mitsubishi Heavy Industries Ltd.	3,272,583	0.2
1,053,300	Mitsubishi UFJ Financial Group, Inc.	11,367,242	0.7
244,000	Mitsui & Co. Ltd.	5,564,815	0.3
16,200	Mitsui Chemicals, Inc.	448,601	0.0
253,300	Mitsui Fudosan Co. Ltd.	2,331,352	0.1
32,700	Mitsui OSK Lines Ltd.	983,179	0.1
228,800	Mizuho Financial Group, Inc.	4,815,643	0.3
23,400	MonotaRO Co. Ltd.	274,051	0.0
122,000	MS&AD Insurance Group Holdings, Inc.	2,723,774	0.2
163,500	Murata Manufacturing Co. Ltd.	3,385,820	0.2
23,300	NEC Corp.	1,921,238	0.1
32,100 (2)	Nexon Co. Ltd.	597,196	0.0
39,600	NIDEC Corp.	1,781,981	0.1
98,600	Nintendo Co. Ltd.	5,265,396	0.3
144 (2)	Nippon Building Fund, Inc.	505,126	0.0
6,800 (2)	Nippon Express Holdings, Inc.	314,708	0.0
89,300	Nippon Paint Holdings Co. Ltd.	583,752	0.0
215 (2)	Nippon Prologis REIT, Inc.	335,581	0.0
16,300	Nippon Sanso Holdings Corp.	484,063	0.0
81,200	Nippon Steel Corp.	1,721,313	0.1
2,834,600	Nippon Telegraph & Telephone Corp.	2,680,408	0.2
43,600	Nippon Yusen KK	1,272,114	0.1
11,800	Nissan Chemical Corp.	375,060	0.0
226,500 (2)	Nissan Motor Co. Ltd.	768,959	0.1
18,900	Nissin Foods Holdings Co. Ltd.	480,547	0.0
7,600	Nitori Holdings Co. Ltd.	804,590	0.1
13,600	Nitto Denko Corp.	1,078,709	0.1
285,100	Nomura Holdings, Inc.	1,646,832	0.1
10,300	Nomura Real Estate Holdings, Inc.	259,286	0.0
377	Nomura Real Estate Master Fund, Inc.	334,892	0.0
36,400	Nomura Research Institute Ltd.	1,028,800	0.1
59,900	NTT Data Group Corp.	884,905	0.1
61,600	Obayashi Corp.	736,144	0.1
6,100	Obic Co. Ltd.	787,097	0.1
109,500	Olympus Corp.	1,767,585	0.1
16,500	Omron Corp.	571,364	0.0
35,500	Ono Pharmaceutical Co. Ltd.	485,048	0.0
3,600	Oracle Corp. Japan	248,416	0.0
103,500	Oriental Land Co. Ltd./ Japan	2,892,217	0.2

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
109,500	ORIX Corp.	$2,426,945	0.2
35,300	Osaka Gas Co. Ltd.	780,141	0.1
21,400	Otsuka Corp.	412,766	0.0
39,700	Otsuka Holdings Co. Ltd.	1,677,196	0.1
36,100	Pan Pacific International Holdings Corp.	844,446	0.1
221,200	Panasonic Holdings Corp.	1,818,374	0.1
142,300 (1)	Rakuten Group, Inc.	737,176	0.1
140,900	Recruit Holdings Co. Ltd.	7,581,431	0.5
142,000	Renesas Electronics Corp.	2,692,980	0.2
199,700	Resona Holdings, Inc.	1,328,433	0.1
51,700	Ricoh Co. Ltd.	443,126	0.0
30,900	Rohm Co. Ltd.	413,061	0.0
25,800	SBI Holdings, Inc.	654,817	0.0
7,700	SCREEN Holdings Co. Ltd.	698,073	0.0
14,600	SCSK Corp.	292,095	0.0
19,900	Secom Co. Ltd.	1,178,558	0.1
27,200	Seiko Epson Corp.	425,220	0.0
35,900	Sekisui Chemical Co. Ltd.	498,386	0.0
56,600	Sekisui House Ltd.	1,257,946	0.1
212,800	Seven & i Holdings Co. Ltd.	2,600,452	0.2
29,900	SG Holdings Co. Ltd.	276,496	0.0
22,300	Shimadzu Corp.	558,927	0.0
7,300	Shimano, Inc.	1,128,170	0.1
170,900	Shin-Etsu Chemical Co. Ltd.	6,644,872	0.4
23,900	Shionogi & Co. Ltd.	930,870	0.1
37,900	Shiseido Co. Ltd.	1,080,119	0.1
41,600	Shizuoka Financial Group, Inc.	402,140	0.0
5,400	SMC Corp.	2,572,868	0.2
270,900	SoftBank Corp.	3,313,112	0.2
97,600	SoftBank Group Corp.	6,277,753	0.4
84,600	Sompo Holdings, Inc.	1,812,445	0.1
118,400	Sony Group Corp.	10,090,187	0.6
57,200	Subaru Corp.	1,216,379	0.1
33,000	SUMCO Corp.	477,372	0.0
98,600	Sumitomo Corp.	2,477,024	0.2
67,800	Sumitomo Electric Industries Ltd.	1,060,020	0.1
23,300	Sumitomo Metal Mining Co. Ltd.	707,935	0.0
118,700	Sumitomo Mitsui Financial Group, Inc.	7,967,730	0.5
62,200	Sumitomo Mitsui Trust Holdings, Inc.	1,429,430	0.1
27,100	Sumitomo Realty & Development Co. Ltd.	799,663	0.1
13,200 (2)	Suntory Beverage & Food Ltd.	468,814	0.0
149,100	Suzuki Motor Corp.	1,721,302	0.1
47,800	Sysmex Corp.	771,585	0.1
46,900	T&D Holdings, Inc.	819,205	0.1
15,900	Taisei Corp.	591,523	0.0
150,100	Takeda Pharmaceutical Co. Ltd.	3,893,331	0.2
36,900	TDK Corp.	2,269,049	0.1
127,300	Terumo Corp.	2,111,296	0.1

See Accompanying Notes to Financial Statements

45

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Japan (continued)
20,700	TIS, Inc.	$402,160	0.0
10,500	Toho Co. Ltd./Tokyo	307,168	0.0
178,300	Tokio Marine Holdings, Inc.	6,700,346	0.4
144,800 (1)	Tokyo Electric Power Co. Holdings, Inc.	779,746	0.1
44,700	Tokyo Electron Ltd.	9,784,849	0.6
34,800	Tokyo Gas Co. Ltd.	749,174	0.1
47,100	Tokyu Corp.	520,090	0.0
21,700	TOPPAN Holdings, Inc.	601,968	0.0
131,500	Toray Industries, Inc.	623,671	0.0
13,300	TOTO Ltd.	313,339	0.0
13,900	Toyota Industries Corp.	1,182,409	0.1
1,006,000	Toyota Motor Corp.	20,640,581	1.3
60,600	Toyota Tsusho Corp.	1,184,313	0.1
12,600	Trend Micro, Inc./Japan	513,586	0.0
38,300	Unicharm Corp.	1,230,779	0.1
41,700	West Japan Railway Co.	778,101	0.1
24,200	Yakult Honsha Co. Ltd.	433,577	0.0
84,700 (2)	Yamaha Motor Co. Ltd.	787,439	0.1
25,000	Yamato Holdings Co. Ltd.	275,497	0.0
22,800	Yaskawa Electric Corp.	822,145	0.1
21,500	Yokogawa Electric Corp.	522,151	0.0
251,700	Z Holdings Corp.	607,773	0.0
9,100	Zensho Holdings Co. Ltd.	346,935	0.0
13,100	ZOZO, Inc.	327,521	0.0
		357,923,717	21.9
	Jordan: 0.0%
15,613	Hikma Pharmaceuticals PLC	371,994	0.0

	Luxembourg: 0.1%
44,494	ArcelorMittal SA	1,019,325	0.1
12,814 (2)	Eurofins Scientific SE	641,584	0.0
44,794	Tenaris SA	689,037	0.0
		2,349,946	0.1
	Macao: 0.0%
230,400 (1)	Sands China Ltd.	479,072	0.0

	Netherlands: 5.3%
41,054 (3)	ABN AMRO Bank NV	674,258	0.0
2,062 (1)(3)	Adyen NV	2,448,989	0.2
129,108 (2)	Aegon Ltd.	798,265	0.0
16,183	Akzo Nobel NV	986,343	0.1
5,638 (1)(2)	Argenx SE	2,446,265	0.2
4,454	ASM International, N.V.	3,404,531	0.2
37,904	ASML Holding NV	38,630,498	2.4
15,035 (2)	ASR Nederland NV	715,796	0.0
7,313 (2)	BE Semiconductor Industries NV	1,221,647	0.1
7,620 (3)	Euronext NV	706,148	0.0
9,433	EXOR NV	985,343	0.1
12,295	Heineken Holding NV	969,089	0.1
27,320	Heineken NV	2,643,103	0.2
5,406 (2)	IMCD NV	745,204	0.0
313,358	ING Groep NV	5,384,326	0.3
11,560 (2)	JDE Peet's NV	230,567	0.0
90,024	Koninklijke Ahold Delhaize NV	2,649,146	0.2
374,451	Koninklijke KPN NV	1,435,172	0.1
76,266 (1)	Koninklijke Philips, N.V.	1,917,979	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Netherlands (continued)
25,683	NN Group NV	$1,193,707	0.1
9,845 (2)	OCI NV	240,448	0.0
134,471	Prosus NV	4,781,588	0.3
10,342 (2)	Randstad NV	469,553	0.0
210,174	Stellantis NV (STLAM)	4,154,870	0.3
78,058 (2)	Universal Music Group NV	2,322,091	0.1
23,574	Wolters Kluwer NV	3,892,971	0.2
		86,047,897	5.3
	New Zealand: 0.2%
126,373 (2)	Auckland International Airport Ltd.	587,309	0.0
55,396	Fisher & Paykel Healthcare Corp. Ltd.	1,013,924	0.1
65,500 (2)	Mercury NZ Ltd.	261,917	0.0
121,784 (2)	Meridian Energy Ltd.	466,582	0.0
172,173	Spark New Zealand Ltd.	436,261	0.0
13,727 (1)	Xero Ltd.	1,241,418	0.1
		4,007,411	0.2
	Norway: 0.6%
29,977	Aker BP ASA	765,993	0.1
80,483	DNB Bank ASA	1,579,147	0.1
85,462	Equinor ASA	2,447,958	0.2
18,972	Gjensidige Forsikring ASA	338,594	0.0
8,344	Kongsberg Gruppen ASA	679,478	0.0
44,148	Mowi ASA	733,756	0.1
125,859	Norsk Hydro ASA	784,666	0.1
66,497	Orkla ASA	539,235	0.0
6,216	Salmar ASA	325,997	0.0
59,738	Telenor ASA	680,914	0.0
15,590	Yara International ASA	449,272	0.0
		9,325,010	0.6
	Poland: 0.0%
18,972 (1)	InPost SA	333,823	0.0

	Portugal: 0.2%
297,671	EDP - Energias de Portugal SA	1,116,058	0.1
44,086	Galp Energia SGPS SA	931,136	0.1
26,863	Jeronimo Martins SGPS SA	525,010	0.0
		2,572,204	0.2
	Singapore: 1.3%
354,300	CapitaLand Ascendas REIT	667,546	0.0
510,800	CapitaLand Integrated Commercial Trust	743,699	0.1
245,000	CapitaLand Investment Ltd./Singapore	479,151	0.0
188,960	DBS Group Holdings Ltd.	4,976,980	0.3
569,400	Genting Singapore Ltd.	361,935	0.0
199,429 (1)	Grab Holdings Ltd. - Class A	707,973	0.1
138,200	Keppel Corp. Ltd.	656,935	0.0
321,200	Oversea-Chinese Banking Corp. Ltd.	3,410,947	0.2
34,724 (1)	Sea Ltd., ADR	2,479,988	0.2
84,800	Sembcorp Industries Ltd.	299,733	0.0
141,200	Singapore Airlines Ltd.	717,433	0.1
80,700	Singapore Exchange Ltd.	562,754	0.0

See Accompanying Notes to Financial Statements

46

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Singapore (continued)
147,000	Singapore Technologies Engineering Ltd.	$468,099	0.0
783,300	Singapore Telecommunications Ltd.	1,585,064	0.1
119,900	United Overseas Bank Ltd.	2,765,653	0.2
180,900	Wilmar International Ltd.	412,500	0.0
		21,296,390	1.3
	South Korea: 0.0%
70,139 (1)(2)	DoubleUGames Co. Ltd. - Class B	216,870	0.0

	Spain: 2.6%
2,304 (2)	Acciona SA	272,668	0.0
19,328	ACS Actividades de Construccion y Servicios SA	834,814	0.1
7,114 (3)	Aena SME SA	1,440,566	0.1
42,734	Amadeus IT Group SA	2,843,711	0.2
553,785	Banco Bilbao Vizcaya Argentaria SA	5,559,168	0.4
516,058	Banco de Sabadell SA	996,327	0.1
1,501,210	Banco Santander SA	6,984,795	0.4
355,825	CaixaBank SA	1,889,624	0.1
46,911 (3)	Cellnex Telecom SA	1,525,756	0.1
29,385 (2)	EDP Renovaveis SA	410,606	0.0
30,130 (2)	Endesa SA	566,112	0.0
49,589 (2)	Ferrovial SE	1,926,428	0.1
27,836 (1)(2)	Grifols SA	235,410	0.0
548,375	Iberdrola SA	7,115,126	0.4
103,476	Industria de Diseno Textil SA	5,134,831	0.3
38,495 (2)	Red Electrica Corp. SA	673,140	0.1
115,482 (2)	Repsol SA	1,831,392	0.1
436,390 (2)	Telefonica SA	1,848,654	0.1
		42,089,128	2.6
	Sweden: 3.1%
27,446	Alfa Laval AB	1,201,906	0.1
95,078	Assa Abloy AB - Class B	2,692,661	0.2
254,799	Atlas Copco AB - Class A	4,784,171	0.3
148,064	Atlas Copco AB - Class B	2,390,834	0.2
34,230 (1)(2)	Beijer Ref AB	528,331	0.0
25,945	Boliden AB	834,413	0.1
62,514	Epiroc AB - Class A	1,252,615	0.1
36,993	Epiroc AB - Class B	679,037	0.1
35,431 (2)	EQT AB	1,038,744	0.1
57,798	Essity AB - Class B	1,477,596	0.1
17,448 (3)	Evolution AB	1,816,152	0.1
62,871 (1)(2)	Fastighets AB Balder	431,589	0.0
21,538	Getinge AB - Class B	365,843	0.0
54,460 (2)	H & M Hennes & Mauritz AB - Class B	862,653	0.1
196,946 (2)	Hexagon AB - Class B	2,231,640	0.1
7,142 (2)	Holmen AB - Class B	281,019	0.0
33,259 (2)	Husqvarna AB - Class B	265,964	0.0
12,147	Industrivarden AB - Class A	413,776	0.0
14,932 (2)	Industrivarden AB - Class C	504,208	0.0
25,729	Indutrade AB	660,841	0.1

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
14,045	Investment AB Latour - Class B	$379,377	0.0
164,187	Investor AB - Class B	4,499,227	0.3
7,156 (2)	L E Lundbergforetagen AB - Class B	353,911	0.0
21,950	Lifco AB - Class B	602,468	0.0
143,760 (2)	Nibe Industrier AB - Class B	606,314	0.0
30,384	Saab AB - Class B	729,971	0.1
20,838	Sagax AB - Class B	533,997	0.0
101,142 (2)	Sandvik AB	2,032,379	0.1
46,309 (2)	Securitas AB - Class B	459,030	0.0
150,530	Skandinaviska Enskilda Banken AB - Class A	2,225,537	0.1
32,037	Skanska AB - Class B	577,959	0.0
32,333	SKF AB - Class B	649,804	0.1
57,486 (2)	Svenska Cellulosa AB SCA - Class B	846,010	0.1
138,361	Svenska Handelsbanken AB - Class A	1,322,197	0.1
80,536	Swedbank AB - Class A	1,658,901	0.1
18,488 (1)(2)	Swedish Orphan Biovitrum AB	494,688	0.0
50,499 (2)	Tele2 AB - Class B	509,757	0.0
263,156 (2)	Telefonaktiebolaget LM Ericsson - Class B	1,633,467	0.1
222,151	Telia Co. AB	595,606	0.0
20,423	Trelleborg AB - Class B	794,785	0.1
18,855	Volvo AB - Class A	492,930	0.0
150,682	Volvo AB - Class B	3,871,689	0.2
		50,583,997	3.1
	Switzerland: 9.8%
151,747	ABB Ltd., Reg	8,414,511	0.5
15,977	Adecco Group AG	530,035	0.0
47,401	Alcon, Inc.	4,213,565	0.3
3,150 (2)	Bachem Holding AG	287,839	0.0
4,345 (2)	Baloise Holding AG, Reg	766,037	0.1
2,811 (2)	Banque Cantonale Vaudoise	298,254	0.0
336 (2)	Barry Callebaut AG	547,751	0.0
2,003	BKW AG	319,712	0.0
10	Chocoladefabriken Lindt & Spruengli AG	1,152,726	0.1
92 (2)	Chocoladefabriken Lindt & Spruengli AG - Class PC	1,074,635	0.1
50,995	Cie Financiere Richemont SA	7,969,649	0.5
20,467 (2)	Clariant AG	322,428	0.0
20,729	Coca-Cola HBC AG - Class DI	705,492	0.0
17,641	DSM-Firmenich AG	1,986,468	0.1
8,686	Dufry AG, Reg	337,686	0.0
661	EMS-Chemie Holding AG	540,906	0.0
3,171	Geberit AG, Reg	1,867,884	0.1
876	Givaudan SA, Reg	4,149,278	0.3
983,753	Glencore PLC	5,597,802	0.3
3,495 (2)	Helvetia Holding AG	472,383	0.0
49,442	Holcim AG	4,370,281	0.3
19,541	Julius Baer Group Ltd.	1,092,971	0.1

See Accompanying Notes to Financial Statements

47

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Switzerland (continued)
4,582 (2)	Kuehne + Nagel International AG	$1,318,618	0.1
14,779	Logitech International SA	1,422,343	0.1
7,064	Lonza Group AG	3,845,677	0.2
253,275	Nestle SA	25,852,866	1.6
186,963	Novartis AG, Reg	19,906,263	1.2
2,153	Partners Group Holding AG	2,757,038	0.2
66,645	Roche Holding AG	18,464,586	1.1
3,036	Roche Holding AG - Class BR	925,626	0.1
38,840	Sandoz Group AG	1,407,874	0.1
3,862	Schindler Holding AG	968,990	0.1
2,211	Schindler Holding AG (SCHN)	551,175	0.0
14,220	SGS SA	1,267,740	0.1
29,010 (2)	SIG Group AG	533,083	0.0
14,462	Sika AG, Reg	4,128,319	0.3
4,808	Sonova Holding AG, Reg	1,481,184	0.1
10,588 (2)	Straumann Holding AG	1,306,968	0.1
4,910	Swatch Group AG	201,030	0.0
2,725 (2)	Swatch Group AG - Class BR	558,291	0.0
2,800	Swiss Life Holding AG	2,055,012	0.1
7,333	Swiss Prime Site AG	694,399	0.0
28,612	Swiss Re AG	3,547,230	0.2
2,457	Swisscom AG, Reg	1,381,609	0.1
5,987	Temenos AG	412,571	0.0
311,992	UBS Group AG	9,163,257	0.6
2,561 (3)	VAT Group AG	1,446,086	0.1
13,883	Zurich Insurance Group AG	7,395,419	0.5
		160,011,547	9.8
	United Kingdom: 13.4%
92,333	3i Group PLC	3,558,583	0.2
24,698	Admiral Group PLC	816,143	0.1
120,538	Anglo American PLC	3,809,045	0.2
41,484	Ashtead Group PLC	2,765,880	0.2
32,451	Associated British Foods PLC	1,013,241	0.1
147,054	AstraZeneca PLC	22,886,367	1.4
85,725 (3)	Auto Trader Group PLC	862,833	0.1
257,953	Aviva PLC	1,553,723	0.1
287,034	BAE Systems PLC	4,781,001	0.3
1,426,969	Barclays PLC	3,770,632	0.2
91,768	Barratt Developments PLC	545,020	0.0
9,990	Berkeley Group Holdings PLC	577,215	0.0
1,595,899	BP PLC	9,608,511	0.6
190,477	British American Tobacco PLC	5,851,368	0.4
613,618 (2)	BT Group PLC	1,087,850	0.1
32,066	Bunzl PLC	1,218,314	0.1
34,057	Burberry Group PLC	378,204	0.0
508,250	Centrica PLC	866,306	0.1
19,587	Coca-Cola European Partners PLC - USD	1,427,305	0.1
161,547	Compass Group PLC	4,401,060	0.3
12,583	Croda International PLC	625,990	0.0

			Percentage
			of Net
Shares	RA	Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
211,057	Diageo PLC	$6,625,897	0.4
17,303	Endeavour Mining PLC	368,223	0.0
60,150	Entain PLC	476,969	0.0
16,832 (1)	Flutter Entertainment PLC - Class DI	3,061,699	0.2
393,182	GSK PLC	7,562,516	0.5
651,963	Haleon PLC	2,652,642	0.2
36,013	Halma PLC	1,227,518	0.1
33,745	Hargreaves Lansdown PLC	481,014	0.0
1,791,059	HSBC Holdings PLC	15,460,375	1.0
77,859	Imperial Brands PLC	1,992,312	0.1
129,092	Informa PLC	1,393,148	0.1
15,560	InterContinental Hotels Group PLC	1,634,982	0.1
15,310	Intertek Group PLC	925,488	0.1
157,804	J Sainsbury PLC	508,420	0.0
245,835	JD Sports Fashion PLC	369,154	0.0
177,763	Kingfisher PLC	557,405	0.0
67,127	Land Securities Group PLC	524,500	0.0
567,234	Legal & General Group PLC	1,624,306	0.1
6,007,682	Lloyds Banking Group PLC	4,143,575	0.3
43,186	London Stock Exchange Group PLC	5,120,905	0.3
214,458	M&G PLC	551,331	0.0
126,118	Melrose Industries PLC	878,338	0.1
452,407	National Grid PLC	5,051,619	0.3
620,695	NatWest Group PLC	2,441,864	0.2
11,456	Next PLC	1,307,331	0.1
57,939	Pearson PLC	723,492	0.0
30,077	Persimmon PLC	510,384	0.0
66,505	Phoenix Group Holdings PLC	437,797	0.0
67,241	Reckitt Benckiser Group PLC	3,637,672	0.2
178,074	RELX PLC	8,159,119	0.5
239,477	Rentokil Initial PLC	1,390,781	0.1
106,931	Rio Tinto PLC	7,016,600	0.4
798,406 (1)	Rolls-Royce Holdings PLC	4,585,418	0.3
96,220	Sage Group PLC	1,318,239	0.1
75,897	Schroders PLC	347,344	0.0
120,593	Segro PLC	1,364,401	0.1
25,535	Severn Trent PLC	768,583	0.0
607,419	Shell PLC	21,786,815	1.3
82,939	Smith & Nephew PLC	1,027,802	0.1
32,916	Smiths Group PLC	708,238	0.0
6,947	Spirax-Sarco Engineering PLC	744,573	0.0
103,724	SSE PLC	2,342,451	0.1
209,403	Standard Chartered PLC	1,890,789	0.1
335,725	Taylor Wimpey PLC	601,188	0.0
667,711	Tesco PLC	2,579,205	0.2
237,654	Unilever PLC	13,044,145	0.8
64,684	United Utilities Group PLC	803,542	0.1
2,183,491	Vodafone Group PLC	1,932,031	0.1
17,557	Whitbread PLC	658,903	0.0
57,896 (1)	Wise PLC - Class A	496,551	0.0

See Accompanying Notes to Financial Statements

48

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
102,311	WPP PLC	$936,825	0.1
		219,159,010	13.4
	United States: 0.1%
20,898 (2)	QIAGEN NV	863,465	0.1
	Total Common Stock (Cost $1,409,990,109)	1,561,715,804	95.7

PREFERRED STOCK: 0.4%
	Germany: 0.4%
5,589	Bayerische Motoren Werke AG	493,511	0.0
10,802 (3)	Dr Ing hc F Porsche AG	803,598	0.1
16,055	Henkel AG & Co. KGaA	1,429,487	0.1
14,525	Porsche Automobil Holding SE	655,541	0.1
2,468	Sartorius AG	577,724	0.0
19,561	Volkswagen AG	2,208,709	0.1
		6,168,570	0.4
	Total Preferred Stock (Cost $7,622,402)	6,168,570	0.4

RIGHTS: —%
	Italy: —%
11,724	Amplifon SpA	—	—
	Total Rights (Cost $–)	—	—
	Total Long-Term Investments (Cost $1,417,612,511)	1,567,884,374	96.1

			Percentage
Principal			of Net
Amount†	RA	Value	Assets
SHORT-TERM INVESTMENTS: 6.9%
	Repurchase Agreements: 3.6%
933,936 (4)	Bank of America Securites, Inc., Repurchase Agreement dated 06/28/2024, 5.330%, due 07/01/2024 (Repurchase Amount $934,345, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $952,615, due 01/01/31-05/01/54)	933,936	0.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,035,162 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $14,041,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $14,315,865, due 08/08/24-04/20/74)	$14,035,162	0.9
14,035,162 (4)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $14,041,426, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $14,315,866, due 04/30/27-04/20/72)	14,035,162	0.8
1,649,943 (4)	Industrial and Commercial Bank of China, Repurchase Agreement dated 06/28/2024, 5.380%, due 07/01/2024 (Repurchase Amount $1,650,673, collateralized by various U.S. Government Securities, 0.500%-5.000%, Market Value plus accrued interest $1,682,942, due 09/30/25-02/15/47)	1,649,943	0.1
14,035,162 (4)	Nomura Securities International, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $14,041,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $14,315,874, due 04/30/26-08/01/58)	14,035,162	0.9

See Accompanying Notes to Financial Statements

49

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
14,035,162 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $14,041,299, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.500%, Market Value plus accrued interest $14,315,865, due 07/05/24-05/20/54)	14,035,162	0.9
	Total Repurchase Agreements (Cost $58,724,527)	58,724,527	3.6

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 3.3%
54,633,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $54,633,000)	$54,633,000	3.3
	Total Short-Term Investments (Cost $113,357,527)	113,357,527	6.9
	Total Investments in Securities (Cost $1,530,970,038)	$1,681,241,901	103.0
	Liabilities in Excess of Other Assets	(49,390,636)	(3.0)
	Net Assets	$1,631,851,265	100.0

ADR	American Depositary Receipt

†	Unless otherwise indicated, principal amount is shown in USD.

(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

50

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$114,668,908	$—	$114,668,908
Austria	803,744	2,901,279	—	3,705,023
Belgium	402,217	12,080,489	—	12,482,706
Chile	—	994,126	—	994,126
Denmark	—	62,058,040	—	62,058,040
Finland	—	15,856,345	—	15,856,345
France	—	174,068,510	—	174,068,510
Germany	—	128,383,130	—	128,383,130
Hong Kong	877,509	28,885,155	—	29,762,664
Ireland	1,810,317	11,462,174	—	13,272,491
Israel	6,217,398	5,328,903	—	11,546,301
Italy	—	37,286,079	—	37,286,079
Japan	—	357,923,717	—	357,923,717
Jordan	—	371,994	—	371,994
Luxembourg	—	2,349,946	—	2,349,946
Macao	—	479,072	—	479,072
Netherlands	—	86,047,897	—	86,047,897
New Zealand	1,752,069	2,255,342	—	4,007,411
Norway	680,914	8,644,096	—	9,325,010
Poland	—	333,823	—	333,823
Portugal	—	2,572,204	—	2,572,204
Singapore	3,187,961	18,108,429	—	21,296,390
South Korea	—	216,870	—	216,870
Spain	—	42,089,128	—	42,089,128
Sweden	494,688	50,089,309	—	50,583,997
Switzerland	—	160,011,547	—	160,011,547
United Kingdom	1,427,305	217,731,705	—	219,159,010
United States	—	863,465	—	863,465
Total Common Stock	17,654,122	1,544,061,682	—	1,561,715,804
Preferred Stock	—	6,168,570	—	6,168,570
Short-Term Investments	54,633,000	58,724,527	—	113,357,527
Total Investments, at fair value	$72,287,122	$1,608,954,779	$—	$1,681,241,901
Liabilities Table
Other Financial Instruments+
Futures	$(371)	$—	$—	$(371)
Total Liabilities	$(371)	$—	$—	$(371)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

51

Voya VACS Index Series I Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series I Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
MSCI EAFE Index	527	09/20/24	$61,743,320	$(371)
			$61,743,320	$(371)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$371
Total Liability Derivatives		$371

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency
Derivatives not accounted for as hedging instruments	contracts	Futures	Total
Equity contracts	$—	$2,667,642	$2,667,642
Foreign exchange contracts	(1,590)	—	(1,590)
Total	$(1,590)	$2,667,642	$2,666,052

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,670,380)
Total	$(1,670,380)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,539,293,830.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$232,283,019
Gross Unrealized Depreciation	(89,106,357)
Net Unrealized Appreciation	$143,176,662

See Accompanying Notes to Financial Statements

52

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 98.8%
	Communication Services: 3.4%
4,734 (1)	Charter Communications, Inc. - Class A	$1,415,277	0.3
13,491	Electronic Arts, Inc.	1,879,701	0.4
11,993	Fox Corp. - Class A	412,199	0.1
6,669	Fox Corp. - Class B	213,541	0.0
12,382 (1)	Frontier Communications Parent, Inc.	324,161	0.1
3,752 (1)	IAC, Inc.	175,781	0.0
19,003	Interpublic Group of Cos., Inc.	552,797	0.1
6,057	Iridium Communications, Inc.	161,237	0.0
823 (1)	Liberty Broadband Corp. - Class A	44,936	0.0
5,566 (1)	Liberty Broadband Corp. - Class C	305,128	0.1
8,366 (1)	Liberty Global Ltd. - Class A	145,817	0.0
8,678 (1)	Liberty Global Ltd. - Class C	154,900	0.0
1,187 (1)	Liberty Media Corp.- Liberty Formula One - Class A, Tracking Stock	76,241	0.0
9,883 (1)	Liberty Media Corp.- Liberty Formula One - Class C, Tracking Stock	709,995	0.1
977 (1)	Liberty Media Corp.- Liberty Live - Class A, Tracking Stock	36,647	0.0
2,342 (1)	Liberty Media Corp.- Liberty Live - Class C, Tracking Stock	89,628	0.0
7,436 (1)	Liberty Media Corp.- Liberty SiriusXM, Tracking Stock	164,782	0.0
3,579 (1)	Liberty Media Corp.- Liberty SiriusXM - Class A, Tracking Stock	79,275	0.0
7,966 (1)	Live Nation Entertainment, Inc.	746,733	0.1
938 (1)	Madison Square Garden Sports Corp.	176,466	0.0
13,353 (1)	Match Group, Inc.	405,664	0.1
8,109	New York Times Co. - Class A	415,262	0.1
19,195	News Corp. - Class A	529,206	0.1
5,750	News Corp. - Class B	163,242	0.0
1,571	Nexstar Media Group, Inc.	260,802	0.1
9,765	Omnicom Group, Inc.	875,920	0.2
465 (2)	Paramount Global - Class A	8,547	0.0
29,847	Paramount Global - Class B	310,110	0.1
29,871 (1)	Pinterest, Inc. - Class A	1,316,415	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
3,548	Playtika Holding Corp.	$27,923	0.0
25,776 (1)	ROBLOX Corp. - Class A	959,125	0.2
6,374 (1)	Roku, Inc.	381,994	0.1
30,829 (2)	Sirius XM Holdings, Inc.	87,246	0.0
8,465 (1)	Take-Two Interactive Software, Inc.	1,316,223	0.2
3,980	TKO Group Holdings, Inc.	429,800	0.1
22,298 (1)	Trade Desk, Inc. - Class A	2,177,846	0.4
5,442 (1)	TripAdvisor, Inc.	96,922	0.0
2,908 (1)	Trump Media & Technology Group Corp.	95,236	0.0
122,451 (1)	Warner Bros Discovery, Inc.	911,035	0.2
15,740 (1)	ZoomInfo Technologies, Inc.	201,000	0.0
		18,834,760	3.4
	Consumer Discretionary: 11.1%
14,631	ADT, Inc.	111,196	0.0
3,002	Advance Auto Parts, Inc.	190,117	0.0
6,109 (1)	Amer Sports, Inc.	76,789	0.0
13,736 (1)	Aptiv PLC	967,289	0.2
13,208	Aramark	449,336	0.1
1,300 (1)	AutoNation, Inc.	207,194	0.0
11,349	Bath & Body Works, Inc.	443,178	0.1
10,873	Best Buy Co., Inc.	916,485	0.2
1,261 (1)	Birkenstock Holding PLC	68,611	0.0
11,600	BorgWarner, Inc.	373,984	0.1
3,463	Boyd Gaming Corp.	190,811	0.0
2,907 (1)	Bright Horizons Family Solutions, Inc.	320,003	0.1
3,405	Brunswick Corp.	247,782	0.0
3,199 (1)	Burlington Stores, Inc.	767,760	0.1
10,849 (1)	Caesars Entertainment, Inc.	431,139	0.1
5,722 (1)	Capri Holdings Ltd.	189,284	0.0
7,930 (1)	CarMax, Inc.	581,586	0.1
50,341 (1)	Carnival Corp.	942,384	0.2
1,809	Carter's, Inc.	112,104	0.0
5,319 (1)	Carvana Co.	684,662	0.1
3,806 (1)	Cava Group, Inc.	353,007	0.1
1,457	Choice Hotels International, Inc.	173,383	0.0
3,511	Churchill Downs, Inc.	490,136	0.1
1,677	Columbia Sportswear Co.	132,617	0.0
58,428 (1)	Coupang, Inc.	1,224,067	0.2
2,999 (1)	Crocs, Inc.	437,674	0.1
14,958	D.R. Horton, Inc.	2,108,031	0.4
6,005	Darden Restaurants, Inc.	908,677	0.2
1,288 (1)	Deckers Outdoor Corp.	1,246,720	0.2

See Accompanying Notes to Financial Statements

53

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
2,871	Dick's Sporting Goods, Inc.	$616,834	0.1
155	Dillard's, Inc. - Class A	68,260	0.0
11,083	Dollar General Corp.	1,465,505	0.3
10,345 (1)	Dollar Tree, Inc.	1,104,536	0.2
1,754	Domino's Pizza, Inc.	905,643	0.2
22,418 (1)	DraftKings, Inc. - Class A	855,695	0.2
1,850 (1)	Duolingo, Inc.	386,040	0.1
4,618 (1)	Dutch Bros, Inc. - Class A	191,185	0.0
25,533	eBay, Inc.	1,371,633	0.3
5,885 (1)	Etsy, Inc.	347,097	0.1
6,379 (1)	Expedia Group, Inc.	803,690	0.1
2,742 (1)	Five Below, Inc.	298,796	0.1
5,295 (1)	Floor & Decor Holdings, Inc. - Class A	526,376	0.1
13,575 (1)	GameStop Corp. - Class A	335,167	0.1
10,123	Gap, Inc.	241,838	0.0
7,812	Garmin Ltd.	1,272,731	0.2
11,667	Gentex Corp.	393,295	0.1
7,016	Genuine Parts Co.	970,453	0.2
1,469 (1)	Grand Canyon Education, Inc.	205,528	0.0
6,999	H&R Block, Inc.	379,556	0.1
6,103	Harley-Davidson, Inc.	204,695	0.0
7,015	Hasbro, Inc.	410,377	0.1
12,395	Hilton Worldwide Holdings, Inc.	2,704,589	0.5
2,208	Hyatt Hotels Corp. - Class A	335,439	0.1
5,571	Kohl's Corp.	128,077	0.0
18,060	Las Vegas Sands Corp.	799,155	0.1
2,847	Lear Corp.	325,156	0.1
6,707	Leggett & Platt, Inc.	76,862	0.0
12,166	Lennar Corp. - Class A	1,823,318	0.3
573	Lennar Corp. - Class B	79,893	0.0
4,552 (1)	Light & Wonder, Inc.	477,414	0.1
1,367	Lithia Motors, Inc.	345,099	0.1
13,422	LKQ Corp.	558,221	0.1
44,768 (1)(2)	Lucid Group, Inc.	116,844	0.0
13,813	Macy's, Inc.	265,210	0.0
1,755	Marriott Vacations Worldwide Corp.	153,247	0.0
17,280 (1)	Mattel, Inc.	280,973	0.1
12,301 (1)	MGM Resorts International	546,656	0.1
2,677 (1)	Mohawk Industries, Inc.	304,080	0.1
950	Murphy USA, Inc.	445,987	0.1
20,923	Newell Brands, Inc.	134,116	0.0
5,045	Nordstrom, Inc.	107,055	0.0
21,591 (1)	Norwegian Cruise Line Holdings Ltd.	405,695	0.1
150 (1)	NVR, Inc.	1,138,284	0.2
3,075 (1)	Ollie's Bargain Outlet Holdings, Inc.	301,873	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
7,598 (1)	Penn Entertainment, Inc.	$147,059	0.0
931	Penske Automotive Group, Inc.	138,738	0.0
4,390 (1)	Planet Fitness, Inc. - Class A	323,060	0.1
2,634	Polaris, Inc.	206,269	0.0
1,877	Pool Corp.	576,858	0.1
10,552	PulteGroup, Inc.	1,161,775	0.2
2,889	PVH Corp.	305,858	0.1
17,677 (1)(2)	QuantumScape Corp.	86,971	0.0
1,941	Ralph Lauren Corp.	339,791	0.1
751 (1)	RH	183,574	0.0
41,507 (1)(2)	Rivian Automotive, Inc. - Class A	557,024	0.1
16,598	Ross Stores, Inc.	2,412,021	0.4
11,960 (1)	Royal Caribbean Cruises Ltd.	1,906,783	0.3
7,195	Service Corp. International	511,780	0.1
3,338	SharkNinja, Inc.	250,847	0.0
6,817 (1)	Skechers USA, Inc. - Class A	471,191	0.1
11,550	Tapestry, Inc.	494,224	0.1
8,462	Tempur Sealy International, Inc.	400,591	0.1
3,363	Texas Roadhouse, Inc.	577,461	0.1
2,565	Thor Industries, Inc.	239,699	0.0
5,232	Toll Brothers, Inc.	602,622	0.1
1,602 (1)	TopBuild Corp.	617,203	0.1
5,442	Tractor Supply Co.	1,469,340	0.3
3,453	Travel + Leisure Co.	155,316	0.0
2,414 (1)	Ulta Beauty, Inc.	931,490	0.2
9,409 (1)	Under Armour, Inc. - Class A	62,758	0.0
9,763 (1)	Under Armour, Inc. - Class C	63,752	0.0
1,915	Vail Resorts, Inc.	344,949	0.1
17,648	VF Corp.	238,248	0.0
4,656 (1)	Wayfair, Inc. - Class A	245,511	0.0
8,700	Wendy's Co.	147,552	0.0
2,669	Whirlpool Corp.	272,772	0.1
3,210	Williams-Sonoma, Inc.	906,408	0.2
1,480	Wingstop, Inc.	625,537	0.1
3,957	Wyndham Hotels & Resorts, Inc.	292,818	0.1
5,153	Wynn Resorts Ltd.	461,193	0.1
4,278 (1)	YETI Holdings, Inc.	163,206	0.0
14,215	Yum! Brands, Inc.	1,882,919	0.3
		61,329,347	11.1

	Consumer Staples: 4.8%
21,078	Albertsons Cos., Inc. - Class A	416,290	0.1
24,876	Archer-Daniels- Midland Co.	1,503,754	0.3
6,573 (1)	BellRing Brands, Inc.	375,581	0.1
6,653 (1)	BJ's Wholesale Club Holdings, Inc.	584,400	0.1

See Accompanying Notes to Financial Statements

54

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
459 (1)	Boston Beer Co., Inc. - Class A	$140,018	0.0
2,456	Brown-Forman Corp. - Class A	108,383	0.0
8,691	Brown-Forman Corp. - Class B	375,364	0.1
7,104	Bunge Global SA	758,494	0.1
9,685	Campbell Soup Co.	437,665	0.1
1,867	Casey's General Stores, Inc.	712,373	0.1
8,883 (1)	Celsius Holdings, Inc.	507,130	0.1
12,308	Church & Dwight Co., Inc.	1,276,093	0.2
6,262	Clorox Co.	854,575	0.2
297	Coca-Cola Consolidated, Inc.	322,245	0.1
24,038	Conagra Brands, Inc.	683,160	0.1
19,843 (1)	Coty, Inc. - Class A	198,827	0.0
7,997 (1)	Darling Ingredients, Inc.	293,890	0.1
2,669 (1)	e.l.f. Beauty, Inc.	562,412	0.1
9,452	Flowers Foods, Inc.	209,834	0.0
2,348 (1)	Freshpet, Inc.	303,808	0.1
28,494	General Mills, Inc.	1,802,530	0.3
4,888 (1)	Grocery Outlet Holding Corp.	108,123	0.0
7,443	Hershey Co.	1,368,247	0.3
14,625	Hormel Foods Corp.	445,916	0.1
3,305	Ingredion, Inc.	379,083	0.1
5,205	JM Smucker Co.	567,553	0.1
13,225	Kellogg Co.	762,818	0.1
96,613	Kenvue, Inc.	1,756,424	0.3
33,472	Kroger Co.	1,671,257	0.3
7,258	Lamb Weston Holdings, Inc.	610,253	0.1
8,679 (1)	Maplebear, Inc.	278,943	0.1
12,707	McCormick & Co., Inc.	901,435	0.2
8,829	Molson Coors Beverage Co. - Class B	448,778	0.1
7,708 (1)	Performance Food Group Co.	509,576	0.1
2,080 (1)	Pilgrim's Pride Corp.	80,059	0.0
2,491 (1)	Post Holdings, Inc.	259,463	0.0
2,742	Reynolds Consumer Products, Inc.	76,721	0.0
13	Seaboard Corp.	41,090	0.0
1,491	Spectrum Brands Holdings, Inc.	128,122	0.0
25,130	Sysco Corp.	1,794,031	0.3
14,189	Tyson Foods, Inc. - Class A	810,759	0.1
11,554 (1)	US Foods Holding Corp.	612,131	0.1
36,114	Walgreens Boots Alliance, Inc.	436,799	0.1
		26,474,407	4.8

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: 5.4%
17,096	Antero Midstream Corp.	$251,995	0.0
14,631 (1)	Antero Resources Corp.	477,410	0.1
18,252	APA Corp.	537,339	0.1
50,356	Baker Hughes Co.	1,771,021	0.3
11,586	Cheniere Energy, Inc.	2,025,580	0.4
6,620 (2)	Chesapeake Energy Corp.	544,098	0.1
3,117	Chord Energy Corp.	522,659	0.1
5,041	Civitas Resources, Inc.	347,829	0.1
37,424	Coterra Energy, Inc.	998,098	0.2
31,747	Devon Energy Corp.	1,504,808	0.3
8,971	Diamondback Energy, Inc.	1,795,904	0.3
4,898	DT Midstream, Inc.	347,905	0.1
22,106	EQT Corp.	817,480	0.1
44,475	Halliburton Co.	1,502,366	0.3
14,094	Hess Corp.	2,079,147	0.4
8,171	HF Sinclair Corp.	435,841	0.1
97,806	Kinder Morgan, Inc.	1,943,405	0.3
28,848	Marathon Oil Corp.	827,072	0.1
5,929	Matador Resources Co.	353,368	0.1
3,284 (2)	New Fortress Energy, Inc.	72,182	0.0
19,860	NOV, Inc.	377,539	0.1
29,439	ONEOK, Inc.	2,400,750	0.4
13,529	Ovintiv, Inc.	634,104	0.1
31,674	Permian Resources Corp.	511,535	0.1
11,958	Range Resources Corp.	400,952	0.1
55,320 (1)	Southwestern Energy Co.	372,304	0.1
11,085	Targa Resources Corp.	1,427,526	0.2
21,633	TechnipFMC PLC	565,703	0.1
935 (2)	Texas Pacific Land Corp.	686,542	0.1
4,606	Viper Energy, Inc.	172,863	0.0
3,640 (1)	Weatherford International PLC	445,718	0.1
61,401	Williams Cos., Inc.	2,609,543	0.5
		29,760,586	5.4

	Financials: 15.1%
1,611	Affiliated Managers Group, Inc.	251,687	0.0
11,488 (1)	Affirm Holdings, Inc.	347,052	0.1
28,856	Aflac, Inc.	2,577,129	0.5
35,011 (2)	AGNC Investment Corp.	334,005	0.1
13,253	Allstate Corp.	2,115,974	0.4
13,844	Ally Financial, Inc.	549,191	0.1
3,620	American Financial Group, Inc.	445,332	0.1
5,055	Ameriprise Financial, Inc.	2,159,445	0.4
25,240	Annaly Capital Management, Inc.	481,074	0.1

See Accompanying Notes to Financial Statements

55

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
18,199 (1)	Arch Capital Group Ltd.	$1,836,097	0.3
8,995	Ares Management Corp. - Class A	1,198,854	0.2
10,889	Arthur J Gallagher & Co.	2,823,627	0.5
2,623	Assurant, Inc.	436,074	0.1
2,673	Assured Guaranty Ltd.	206,222	0.0
3,916	Axis Capital Holdings Ltd.	276,665	0.0
37,783	Bank of New York Mellon Corp.	2,262,824	0.4
5,360	Bank OZK	219,760	0.0
28,025 (1)	Block, Inc.	1,807,332	0.3
25,306	Blue Owl Capital, Inc.	449,182	0.1
1,144	BOK Financial Corp.	104,836	0.0
3,139 (1)	Brighthouse Financial, Inc.	136,044	0.0
12,048	Brown & Brown, Inc.	1,077,212	0.2
11,043	Carlyle Group, Inc.	443,376	0.1
5,321	Cboe Global Markets, Inc.	904,889	0.2
7,723	Cincinnati Financial Corp.	912,086	0.2
23,051	Citizens Financial Group, Inc.	830,528	0.1
1,107	CNA Financial Corp.	50,999	0.0
9,958 (1)	Coinbase Global, Inc. - Class A	2,212,966	0.4
10,517	Columbia Banking System, Inc.	209,183	0.0
6,687	Comerica, Inc.	341,304	0.1
6,009	Commerce Bancshares, Inc.	335,182	0.1
12,894	Corebridge Financial, Inc.	375,473	0.1
3,490 (1)	Corpay, Inc.	929,771	0.2
314 (1)	Credit Acceptance Corp.	161,610	0.0
2,966	Cullen/Frost Bankers, Inc.	301,435	0.1
12,615	Discover Financial Services	1,650,168	0.3
6,959	East West Bancorp, Inc.	509,608	0.1
16,480	Equitable Holdings, Inc.	673,373	0.1
1,809	Evercore, Inc. - Class A	377,050	0.1
2,171	Everest Re Group Ltd.	827,194	0.1
17,940	F.N.B. Corp.	245,419	0.0
1,918	FactSet Research Systems, Inc.	783,062	0.1
13,090	Fidelity National Financial, Inc.	646,908	0.1
28,359	Fidelity National Information Services, Inc.	2,137,134	0.4
34,449	Fifth Third Bancorp	1,257,044	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,040	First American Financial Corp.	$271,908	0.0
604	First Citizens BancShares, Inc. - Class A	1,016,900	0.2
6,424	First Hawaiian, Inc.	133,362	0.0
27,532	First Horizon Corp.	434,180	0.1
14,373	Franklin Resources, Inc.	321,237	0.1
12,841	Global Payments, Inc.	1,241,725	0.2
4,678	Globe Life, Inc.	384,906	0.1
1,800	Hanover Insurance Group, Inc.	225,792	0.0
14,976	Hartford Financial Services Group, Inc.	1,505,687	0.3
2,594	Houlihan Lokey, Inc.	349,827	0.1
72,833	Huntington Bancshares, Inc.	959,939	0.2
5,239	Interactive Brokers Group, Inc. - Class A	642,301	0.1
18,430	Invesco Ltd.	275,713	0.0
6,519	Janus Henderson Group PLC	219,755	0.0
9,085	Jefferies Financial Group, Inc.	452,070	0.1
3,055	Kemper Corp.	181,253	0.0
46,684	KeyCorp	663,380	0.1
1,111	Kinsale Capital Group, Inc.	428,046	0.1
5,521	Lazard, Inc.	210,792	0.0
8,581	Lincoln National Corp.	266,869	0.0
9,138	Loews Corp.	682,974	0.1
3,755	LPL Financial Holdings, Inc.	1,048,771	0.2
8,383	M&T Bank Corp.	1,268,851	0.2
648 (1)	Markel Corp.	1,021,028	0.2
1,863	MarketAxess Holdings, Inc.	373,587	0.1
13,455	MGIC Investment Corp.	289,955	0.1
1,346	Morningstar, Inc.	398,214	0.1
3,876	MSCI, Inc.	1,867,263	0.3
18,721	Nasdaq, Inc.	1,128,127	0.2
10,203	Northern Trust Corp.	856,848	0.2
160,538 (1)	NU Holdings Ltd./ Cayman Islands - Class A	2,069,335	0.4
12,703	Old Republic International Corp.	392,523	0.1
5,693	OneMain Holdings, Inc.	276,054	0.0
3,823	Pinnacle Financial Partners, Inc.	305,993	0.1
3,597	Popular, Inc.	318,083	0.1
1,743	Primerica, Inc.	412,359	0.1
11,769	Principal Financial Group, Inc.	923,278	0.2
4,525	Prosperity Bancshares, Inc.	276,658	0.0

 See Accompanying Notes to Financial Statements

56

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
18,134	Prudential Financial, Inc.	$2,125,123	0.4
9,538	Raymond James Financial, Inc.	1,178,992	0.2
46,346	Regions Financial Corp.	928,774	0.2
3,313	Reinsurance Group of America, Inc.	680,060	0.1
2,615	RenaissanceRe Holdings Ltd.	584,479	0.1
24,349	Rithm Capital Corp.	265,648	0.0
2,089	RLI Corp.	293,901	0.1
33,501 (1)	Robinhood Markets, Inc. - Class A	760,808	0.1
6,981 (1)	Rocket Cos., Inc. - Class A	95,640	0.0
5,161	Ryan Specialty Holdings, Inc.	298,874	0.1
5,098	SEI Investments Co.	329,790	0.1
3,031 (1)(2)	Shift4 Payments, Inc. - Class A	222,324	0.0
11,004	SLM Corp.	228,773	0.0
51,971 (1)(2)	SoFi Technologies, Inc.	343,528	0.1
14,948	Starwood Property Trust, Inc.	283,115	0.1
15,205	State Street Corp.	1,125,170	0.2
5,007	Stifel Financial Corp.	421,339	0.1
20,228	Synchrony Financial	954,559	0.2
7,361	Synovus Financial Corp.	295,839	0.1
11,065	T. Rowe Price Group, Inc.	1,275,905	0.2
2,499	TFS Financial Corp.	31,537	0.0
22,374 (1)	Toast, Inc. - Class A	576,578	0.1
4,238	TPG, Inc.	175,665	0.0
5,855	Tradeweb Markets, Inc. - Class A	620,630	0.1
9,626	Unum Group	491,985	0.1
4,757	UWM Holdings Corp.	32,966	0.0
4,183	Virtu Financial, Inc. - Class A	93,908	0.0
5,111 (3)	Voya Financial, Inc.	363,648	0.1
10,445	W.R. Berkley Corp.	820,768	0.1
8,609	Webster Financial Corp.	375,266	0.1
5,415	Western Alliance Bancorp	340,170	0.1
2,111 (1)	WEX, Inc.	373,943	0.1
126	White Mountains Insurance Group Ltd.	228,999	0.0
5,156	Willis Towers Watson PLC	1,351,594	0.2
3,092	Wintrust Financial Corp.	304,748	0.1
20,579	XP, Inc. - Class A	361,985	0.1
7,294	Zions Bancorp NA	316,341	0.1
		82,860,295	15.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: 10.3%
5,250 (1)	10X Genomics, Inc. - Class A	$102,112	0.0
4,590 (1)	Acadia Healthcare Co., Inc.	310,009	0.1
14,777	Agilent Technologies, Inc.	1,915,543	0.3
3,780 (1)	Align Technology, Inc.	912,605	0.2
6,371 (1)	Alnylam Pharmaceuticals, Inc.	1,548,153	0.3
1,616 (1)	Amedisys, Inc.	148,349	0.0
8,483	AmerisourceBergen Corp.	1,911,220	0.3
5,267 (1)	Apellis Pharmaceuticals, Inc.	202,042	0.0
34,213 (1)	Avantor, Inc.	725,316	0.1
2,764 (1)	Azenta, Inc.	145,442	0.0
25,688	Baxter International, Inc.	859,264	0.2
7,349 (1)	Biogen, Inc.	1,703,645	0.3
9,525 (1)	BioMarin Pharmaceutical, Inc.	784,193	0.1
974 (1)	Bio-Rad Laboratories, Inc. - Class A	266,009	0.0
7,835	Bio-Techne Corp.	561,378	0.1
5,288	Bruker Corp.	337,427	0.1
12,287	Cardinal Health, Inc.	1,208,058	0.2
9,129 (1)	Catalent, Inc.	513,324	0.1
26,913 (1)	Centene Corp.	1,784,332	0.3
3,478 (1)	Cerevel Therapeutics Holdings, Inc.	142,215	0.0
6,066 (1)	Certara, Inc.	84,014	0.0
2,576 (1)	Charles River Laboratories International, Inc.	532,150	0.1
749	Chemed Corp.	406,392	0.1
9,846	Cooper Cos., Inc.	859,556	0.2
2,543 (1)	DaVita, Inc.	352,383	0.1
10,440	DENTSPLY SIRONA, Inc.	260,060	0.0
19,957 (1)	Dexcom, Inc.	2,262,725	0.4
6,040 (1)	Doximity, Inc. - Class A	168,939	0.0
24,831 (1)	Elanco Animal Health, Inc.	358,311	0.1
4,992	Encompass Health Corp.	428,264	0.1
2,743 (1)	Enovis Corp.	123,984	0.0
8,667 (1)	Envista Holdings Corp.	144,132	0.0
9,202 (1)	Exact Sciences Corp.	388,784	0.1
14,438 (1)	Exelixis, Inc.	324,422	0.1
4,512 (1)	Fortrea Holdings, Inc.	105,310	0.0
21,510	GE HealthCare Technologies, Inc.	1,676,059	0.3
5,647 (1)	Globus Medical, Inc. - Class A	386,763	0.1
1,302 (1)	GRAIL, Inc.	20,012	0.0
6,437 (1)	Henry Schein, Inc.	412,612	0.1
11,658 (1)	Hologic, Inc.	865,606	0.2
6,082	Humana, Inc.	2,272,539	0.4
4,159 (1)	IDEXX Laboratories, Inc.	2,026,265	0.4

See Accompanying Notes to Financial Statements

57

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,036 (1)	Illumina, Inc.	$838,798	0.2
9,352 (1)	Incyte Corp.	566,918	0.1
1,501 (1)	Inspire Medical Systems, Inc.	200,879	0.0
3,523 (1)	Insulet Corp.	710,941	0.1
5,192 (1)	Intra-Cellular Therapies, Inc.	355,600	0.1
7,315 (1)	Ionis Pharmaceuticals, Inc.	348,633	0.1
9,093 (1)	IQVIA Holdings, Inc.	1,922,624	0.3
3,070 (1)	Jazz Pharmaceuticals PLC	327,661	0.1
4,240 (1)	Labcorp Holdings, Inc.	862,882	0.2
2,161 (1)	Masimo Corp.	272,156	0.1
1,282 (1)	Medpace Holdings, Inc.	527,992	0.1
1,065 (1)	Mettler-Toledo International, Inc.	1,488,433	0.3
2,930 (1)	Molina Healthcare, Inc.	871,089	0.2
5,709 (1)	Natera, Inc.	618,228	0.1
5,031 (1)	Neurocrine Biosciences, Inc.	692,618	0.1
12,976	Organon & Co.	268,603	0.0
1,860 (1)	Penumbra, Inc.	334,744	0.1
6,835	Perrigo Co. PLC	175,523	0.0
6,005	Premier, Inc. - Class A	112,113	0.0
11,142	QIAGEN N.V.	457,825	0.1
5,599	Quest Diagnostics, Inc.	766,391	0.1
2,719 (1)	QuidelOrtho Corp.	90,325	0.0
7,912 (1)	R1 RCM, Inc.	99,375	0.0
2,810 (1)	Repligen Corp.	354,229	0.1
7,335	ResMed, Inc.	1,404,066	0.3
6,206	Revvity, Inc.	650,761	0.1
17,678 (1)	Roivant Sciences Ltd.	186,856	0.0
19,740	Royalty Pharma PLC - Class A	520,544	0.1
4,568 (1)	Sarepta Therapeutics, Inc.	721,744	0.1
6,992 (1)	Solventum Corp.	369,737	0.1
6,334 (1)	Sotera Health Co.	75,185	0.0
4,972	STERIS PLC	1,091,553	0.2
2,375	Teleflex, Inc.	499,534	0.1
4,890 (1)	Tenet Healthcare Corp.	650,517	0.1
4,402 (1)	Ultragenyx Pharmaceutical, Inc.	180,922	0.0
2,203 (1)	United Therapeutics Corp.	701,766	0.1
2,919	Universal Health Services, Inc. - Class B	539,811	0.1
7,441 (1)	Veeva Systems, Inc. - Class A	1,361,777	0.2
59,868	Viatris, Inc.	636,397	0.1
5,305 (1)	Viking Therapeutics, Inc.	281,218	0.1
2,973 (1)	Waters Corp.	862,527	0.2
3,662	West Pharmaceutical Services, Inc.	1,206,226	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,314	Zimmer Biomet Holdings, Inc.	$1,119,378	0.2
		56,865,017	10.3

	Industrials: 16.4%
6,062	A.O. Smith Corp.	495,750	0.1
3,444	AAON, Inc.	300,455	0.1
1,553	Acuity Brands, Inc.	374,956	0.1
3,352	Advanced Drainage Systems, Inc.	537,627	0.1
6,846	AECOM	603,406	0.1
3,139	AGCO Corp.	307,245	0.1
5,260	Air Lease Corp.	250,008	0.0
6,329 (1)	Alaska Air Group, Inc.	255,692	0.0
4,411	Allegion PLC	521,160	0.1
4,408	Allison Transmission Holdings, Inc.	334,567	0.1
5,058	AMERCO	303,581	0.1
33,016 (1)	American Airlines Group, Inc.	374,071	0.1
11,647	AMETEK, Inc.	1,941,671	0.4
11,471 (1)	API Group Corp.	431,654	0.1
2,191	Armstrong World Industries, Inc.	248,109	0.0
867	Avis Budget Group, Inc.	90,619	0.0
3,622 (1)	Axon Enterprise, Inc.	1,065,737	0.2
7,241 (1)	AZEK Co., Inc.	305,063	0.1
6,459	Booz Allen Hamilton Holding Corp.	994,040	0.2
6,054 (1)	Builders FirstSource, Inc.	837,934	0.1
4,598	BWX Technologies, Inc.	436,810	0.1
1,113 (1)	CACI International, Inc. - Class A	478,735	0.1
2,400	Carlisle Cos., Inc.	972,504	0.2
7,475 (1)	Ceridian HCM Holding, Inc.	370,760	0.1
5,786	CH Robinson Worldwide, Inc.	509,862	0.1
20,588 (1)	Clarivate PLC	117,146	0.0
2,600 (1)	Clean Harbors, Inc.	587,990	0.1
44,033	CNH Industrial NV	446,054	0.1
1,773	Comfort Systems USA, Inc.	539,205	0.1
8,368 (1)	Core & Main, Inc. - Class A	409,530	0.1
20,476 (1)	CoStar Group, Inc.	1,518,091	0.3
2,467	Crane Co.	357,666	0.1
2,472	Crane Holdings Co.	151,830	0.0
6,893	Cummins, Inc.	1,908,879	0.3
1,924	Curtiss-Wright Corp.	521,366	0.1
32,497	Delta Air Lines, Inc.	1,541,658	0.3
6,056	Donaldson Co., Inc.	433,367	0.1
6,918	Dover Corp.	1,248,353	0.2
15,254	Dun & Bradstreet Holdings, Inc.	141,252	0.0
2,345	EMCOR Group, Inc.	856,113	0.2
6,197	Equifax, Inc.	1,502,525	0.3

See Accompanying Notes to Financial Statements

58

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,852	Esab Corp.	$269,314	0.0
7,121	Expeditors International of Washington, Inc.	888,630	0.2
28,878	Fastenal Co.	1,814,694	0.3
10,206	Ferguson PLC	1,976,392	0.4
6,623	Flowserve Corp.	318,566	0.1
17,751	Fortive Corp.	1,315,349	0.2
6,291	Fortune Brands Innovations, Inc.	408,538	0.1
1,774 (1)	FTI Consulting, Inc.	382,350	0.1
10,336 (1)	Gates Industrial Corp. PLC	163,412	0.0
2,970 (1)	Generac Holdings, Inc.	392,693	0.1
8,860	Genpact Ltd.	285,203	0.0
8,437	Graco, Inc.	668,885	0.1
5,921 (1)	GXO Logistics, Inc.	299,011	0.1
7,191 (1)	Hayward Holdings, Inc.	88,449	0.0
2,228	HEICO Corp.	498,203	0.1
4,097	HEICO Corp. - Class A	727,299	0.1
4,162	Hexcel Corp.	259,917	0.0
20,442	Howmet Aerospace, Inc.	1,586,913	0.3
2,701	Hubbell, Inc.	987,162	0.2
1,992	Huntington Ingalls Industries, Inc.	490,689	0.1
3,821	IDEX Corp.	768,785	0.1
20,360	Ingersoll Rand, Inc.	1,849,502	0.3
4,156	ITT, Inc.	536,872	0.1
6,288	Jacobs Solutions, Inc.	878,497	0.2
4,189	JB Hunt Transport Services, Inc.	670,240	0.1
6,713	KBR, Inc.	430,572	0.1
2,926 (1)	Kirby Corp.	350,330	0.1
7,892	Knight-Swift Transportation Holdings, Inc.	393,969	0.1
9,554	L3Harris Technologies, Inc.	2,145,637	0.4
1,794	Landstar System, Inc.	330,957	0.1
6,801	Leidos Holdings, Inc.	992,130	0.2
1,617	Lennox International, Inc.	865,063	0.2
2,784	Lincoln Electric Holdings, Inc.	525,174	0.1
523 (1)	Loar Holdings, Inc.	27,933	0.0
18,208 (1)	Lyft, Inc. - Class A	256,733	0.0
2,411	ManpowerGroup, Inc.	168,288	0.0
11,106	Masco Corp.	740,437	0.1
3,160 (1)	MasTec, Inc.	338,088	0.1
10,244	MDU Resources Group, Inc.	257,124	0.0
2,686 (1)	Middleby Corp.	329,330	0.1
1,867	MSA Safety, Inc.	350,417	0.1
2,314	MSC Industrial Direct Co., Inc. - Class A	183,523	0.0
2,862	Nordson Corp.	663,812	0.1
8,332	nVent Electric PLC	638,315	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
9,910	Old Dominion Freight Line, Inc.	$1,750,106	0.3
3,290	Oshkosh Corp.	355,978	0.1
20,382	Otis Worldwide Corp.	1,961,971	0.4
4,352	Owens Corning	756,029	0.1
2,307 (1)	Parsons Corp.	188,736	0.0
3,661 (1)	Paycor HCM, Inc.	46,495	0.0
8,328	Pentair PLC	638,508	0.1
7,328	Quanta Services, Inc.	1,861,972	0.3
9,236	RB Global, Inc.	705,261	0.1
1,434 (1)	RBC Bearings, Inc.	386,865	0.1
3,348	Regal Rexnord Corp.	452,717	0.1
5,155	Robert Half International, Inc.	329,817	0.1
5,782	Rockwell Automation, Inc.	1,591,669	0.3
14,095	Rollins, Inc.	687,695	0.1
2,173	Ryder System, Inc.	269,191	0.0
1,336 (1)	Saia, Inc.	633,651	0.1
2,368	Schneider National, Inc. - Class B	57,211	0.0
2,577	Science Applications International Corp.	302,926	0.1
7,537	Sensata Technologies Holding PLC	281,808	0.0
2,138	Simpson Manufacturing Co., Inc.	360,317	0.1
2,249 (1)	SiteOne Landscape Supply, Inc.	273,051	0.0
2,610	Snap-on, Inc.	682,228	0.1
30,138	Southwest Airlines Co.	862,248	0.2
5,848 (1)	Spirit AeroSystems Holdings, Inc. - Class A	192,224	0.0
10,840	SS&C Technologies Holdings, Inc.	679,343	0.1
7,752	Stanley Black & Decker, Inc.	619,307	0.1
4,649 (1)	Stericycle, Inc.	270,246	0.0
2,688	Tetra Tech, Inc.	549,642	0.1
9,595	Textron, Inc.	823,827	0.1
3,259	Timken Co.	261,144	0.0
5,267	Toro Co.	492,517	0.1
9,788	TransUnion	725,878	0.1
5,467 (1)	Trex Co., Inc.	405,214	0.1
389 (1)(2)	U-Haul Holding Co.	24,013	0.0
16,514 (1)	United Airlines Holdings, Inc.	803,571	0.1
3,352	United Rentals, Inc.	2,167,839	0.4
1,004	Valmont Industries, Inc.	275,548	0.0
12,459	Veralto Corp.	1,189,461	0.2
7,186	Verisk Analytics, Inc.	1,936,986	0.3
18,061	Vertiv Holdings Co. - Class A	1,563,541	0.3
6,631	Vestis Corp.	81,097	0.0
1,744	Watsco, Inc.	807,891	0.1
2,200	WESCO International, Inc.	348,744	0.1

See Accompanying Notes to Financial Statements

59

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
8,825	Westinghouse Air Brake Technologies Corp.	$1,394,791	0.3
9,315 (1)	WillScot Mobile Mini Holdings Corp.	350,617	0.1
3,001	Woodward, Inc.	523,314	0.1
2,195	WW Grainger, Inc.	1,980,417	0.4
5,766 (1)	XPO, Inc.	612,061	0.1
12,191	Xylem, Inc.	1,653,465	0.3
		90,305,586	16.4

	Information Technology: 13.7%
7,594 (1)	Akamai Technologies, Inc.	684,067	0.1
3,794 (1)	Allegro MicroSystems, Inc.	107,143	0.0
5,477	Amdocs Ltd.	432,245	0.1
300	Amdocs Ltd.	23,676	0.0
5,686	Amkor Technology, Inc.	227,554	0.0
4,401 (1)	ANSYS, Inc.	1,414,921	0.3
1,109 (1)	Appfolio, Inc. - Class A	271,228	0.0
13,231 (1)	AppLovin Corp. - Class A	1,101,084	0.2
2,716 (1)	Arrow Electronics, Inc.	327,984	0.1
1,356 (1)	Aspen Technology, Inc.	269,342	0.0
1,111 (1)	Astera Labs, Inc.	67,227	0.0
4,528	Avnet, Inc.	233,147	0.0
7,068	Bentley Systems, Inc. - Class B	348,876	0.1
5,165 (1)	BILL Holdings, Inc.	271,782	0.1
5,907	Broadridge Financial Solutions, Inc.	1,163,679	0.2
21,221 (1)	CCC Intelligent Solutions Holdings, Inc.	235,765	0.0
6,778	CDW Corp.	1,517,188	0.3
7,260 (1)	Ciena Corp.	349,787	0.1
2,712 (1)	Cirrus Logic, Inc.	346,214	0.1
15,128 (1)	Cloudflare, Inc. - Class A	1,253,052	0.2
8,670	Cognex Corp.	405,409	0.1
25,111	Cognizant Technology Solutions Corp. - Class A	1,707,548	0.3
6,668 (1)	Coherent Corp.	483,163	0.1
2,395	Concentrix Corp.	151,556	0.0
12,192 (1)	Confluent, Inc. - Class A	360,030	0.1
38,668	Corning, Inc.	1,502,252	0.3
15,080 (1)	Datadog, Inc. - Class A	1,955,725	0.4
10,248 (1)	DocuSign, Inc.	548,268	0.1
2,948	Dolby Laboratories, Inc. - Class A	233,570	0.0
7,309 (1)	DoubleVerify Holdings, Inc.	142,306	0.0
12,541 (1)	Dropbox, Inc. - Class A	281,796	0.1
9,151 (1)	DXC Technology Co.	174,693	0.0
13,127 (1)	Dynatrace, Inc.	587,302	0.1
4,104 (1)	Elastic NV	467,487	0.1
6,647 (1)	Enphase Energy, Inc.	662,772	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
7,596	Entegris, Inc.	$1,028,498	0.2
2,802 (1)	EPAM Systems, Inc.	527,084	0.1
2,179 (1)	Euronet Worldwide, Inc.	225,526	0.0
2,946 (1)	F5, Inc.	507,390	0.1
1,212 (1)	Fair Isaac Corp.	1,804,256	0.3
5,378 (1)	First Solar, Inc.	1,212,524	0.2
3,696 (1)	Five9, Inc.	162,994	0.0
3,802 (1)	Gartner, Inc.	1,707,326	0.3
28,389	Gen Digital, Inc.	709,157	0.1
5,976 (1)	Gitlab, Inc. - Class A	297,127	0.1
4,959 (1)	GLOBALFOUNDRIES, Inc.	250,727	0.0
2,121 (1)	Globant SA	378,089	0.1
7,132 (1)	GoDaddy, Inc. - Class A	996,412	0.2
4,128 (1)	Guidewire Software, Inc.	569,210	0.1
4,852 (1)	HashiCorp, Inc. - Class A	163,464	0.0
65,458	Hewlett Packard Enterprise Co.	1,385,746	0.3
49,342	HP, Inc.	1,727,957	0.3
2,465 (1)	HubSpot, Inc.	1,453,832	0.3
3,221 (1)	Informatica, Inc. - Class A	99,464	0.0
1,434 (1)	IPG Photonics Corp.	121,015	0.0
5,925	Jabil, Inc.	644,581	0.1
3,658	Jack Henry & Associates, Inc.	607,301	0.1
16,215	Juniper Networks, Inc.	591,199	0.1
8,791 (1)	Keysight Technologies, Inc.	1,202,169	0.2
11,467 (1)	Kyndryl Holdings, Inc.	301,697	0.1
6,869 (1)	Lattice Semiconductor Corp.	398,333	0.1
1,231	Littelfuse, Inc.	314,631	0.1
3,366 (1)	Lumentum Holdings, Inc.	171,397	0.0
2,814 (1)	MACOM Technology Solutions Holdings, Inc.	313,677	0.1
3,089 (1)	Manhattan Associates, Inc.	761,995	0.1
26,752	Microchip Technology, Inc.	2,447,808	0.4
790 (1)	MicroStrategy, Inc. - Class A	1,088,209	0.2
3,372	MKS Instruments, Inc.	440,316	0.1
3,436 (1)	MongoDB, Inc.	858,863	0.2
2,369	Monolithic Power Systems, Inc.	1,946,560	0.4
4,162 (1)	nCino, Inc.	130,895	0.0
10,394	NetApp, Inc.	1,338,747	0.2
12,249 (1)	Nutanix, Inc. - Class A	696,356	0.1
7,796 (1)	Okta, Inc.	729,784	0.1
21,658 (1)	ON Semiconductor Corp.	1,484,656	0.3
2,470 (1)	Onto Innovation, Inc.	542,313	0.1

See Accompanying Notes to Financial Statements

60

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
101,507 (1)	Palantir Technologies, Inc. - Class A	$2,571,172	0.5
16,225	Paychex, Inc.	1,923,636	0.4
2,568	Paycom Software, Inc.	367,327	0.1
2,211 (1)	Paylocity Holding Corp.	291,520	0.1
2,248	Pegasystems, Inc.	136,071	0.0
5,310 (1)	Procore Technologies, Inc.	352,106	0.1
5,972 (1)	PTC, Inc.	1,084,933	0.2
14,628 (1)	Pure Storage, Inc. - Class A	939,264	0.2
4,859 (1)	Qorvo, Inc.	563,838	0.1
4,128 (1)	RingCentral, Inc. - Class A	116,410	0.0
11,562 (1)	SentinelOne, Inc. - Class A	243,380	0.0
8,102	Skyworks Solutions, Inc.	863,511	0.2
6,395 (1)	Smartsheet, Inc. - Class A	281,892	0.1
2,499 (1)	Super Micro Computer, Inc.	2,047,556	0.4
3,801 (1)	TD SYNNEX Corp.	438,635	0.1
2,367 (1)	Teledyne Technologies, Inc.	918,349	0.2
4,894 (1)	Teradata Corp.	169,137	0.0
7,720	Teradyne, Inc.	1,144,799	0.2
12,285 (1)	Trimble, Inc.	686,977	0.1
8,785 (1)	Twilio, Inc. - Class A	499,076	0.1
2,139 (1)	Tyler Technologies, Inc.	1,075,446	0.2
210	Ubiquiti, Inc.	30,589	0.0
19,624 (1)	UiPath, Inc. - Class A	248,832	0.0
15,002 (1)	Unity Software, Inc.	243,933	0.0
2,353	Universal Display Corp.	494,718	0.1
4,376 (1)	VeriSign, Inc.	778,053	0.1
7,789	Vontier Corp.	297,540	0.1
16,459 (1)	Western Digital Corp.	1,247,098	0.2
17,053	Western Union Co.	208,388	0.0
6,278 (1)(2)	Wolfspeed, Inc.	142,887	0.0
2,580 (1)	Zebra Technologies Corp. - Class A	797,039	0.1
12,573 (1)	Zoom Video Communications, Inc. - Class A	744,196	0.1
4,618 (1)	Zscaler, Inc.	887,533	0.2
		75,484,964	13.7

	Materials: 6.0%
5,917	Albemarle Corp.	565,192	0.1
9,002	Alcoa Corp.	358,100	0.1
72,552	Amcor PLC	709,559	0.1
3,329	AptarGroup, Inc.	468,757	0.1
2,519	Ashland, Inc.	238,020	0.0
6,223 (1)	ATI, Inc.	345,065	0.1
4,041	Avery Dennison Corp.	883,565	0.2
11,109 (1)	Axalta Coating Systems Ltd.	379,595	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
15,707	Ball Corp.	$942,734	0.2
5,842	Berry Global Group, Inc.	343,802	0.1
5,618	Celanese Corp.	757,812	0.1
9,443	CF Industries Holdings, Inc.	699,915	0.1
7,519	Chemours Co.	169,704	0.0
23,608 (1)	Cleveland-Cliffs, Inc.	363,327	0.1
35,291	Corteva, Inc.	1,903,597	0.3
5,897	Crown Holdings, Inc.	438,678	0.1
35,507	Dow, Inc.	1,883,646	0.3
21,098	DuPont de Nemours, Inc.	1,698,178	0.3
1,719	Eagle Materials, Inc.	373,814	0.1
5,899	Eastman Chemical Co.	577,925	0.1
11,288	Element Solutions, Inc.	306,131	0.1
6,280	FMC Corp.	361,414	0.1
15,338	Graphic Packaging Holding Co.	402,009	0.1
8,242	Huntsman Corp.	187,670	0.0
12,899	International Flavors & Fragrances, Inc.	1,228,114	0.2
17,475	International Paper Co.	754,046	0.1
3,249	Louisiana-Pacific Corp.	267,490	0.1
13,132	LyondellBasell Industries NV - Class A	1,256,207	0.2
3,093	Martin Marietta Materials, Inc.	1,675,787	0.3
16,137	Mosaic Co.	466,359	0.1
6,606 (1)(2)	MP Materials Corp.	84,094	0.0
339	NewMarket Corp.	174,778	0.0
12,093	Nucor Corp.	1,911,661	0.3
6,023	Olin Corp.	283,984	0.1
4,472	Packaging Corp. of America	816,408	0.2
11,790	PPG Industries, Inc.	1,484,243	0.3
2,880	Reliance Steel & Aluminum Co.	822,528	0.2
3,312	Royal Gold, Inc.	414,530	0.1
6,412	RPM International, Inc.	690,444	0.1
2,142	Scotts Miracle-Gro Co.	139,359	0.0
7,337	Sealed Air Corp.	255,254	0.0
4,180	Silgan Holdings, Inc.	176,939	0.0
4,939	Sonoco Products Co.	250,506	0.0
7,497	Steel Dynamics, Inc.	970,862	0.2
11,238	United States Steel Corp.	424,796	0.1
6,515 (1)	Valvoline, Inc.	281,448	0.1
6,676	Vulcan Materials Co.	1,660,188	0.3
1,691	Westlake Corp.	244,891	0.0
12,902	Westrock Co.	648,455	0.1
		32,741,580	6.0

	Real Estate: 7.3%
4,995	Agree Realty Corp.	309,390	0.1
8,738	Alexandria Real Estate Equities, Inc.	1,022,084	0.2
17,030	American Homes 4 Rent - Class A	632,835	0.1

See Accompanying Notes to Financial Statements

61

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
14,332	Americold Realty Trust, Inc.	$366,039	0.1
7,156	AvalonBay Communities, Inc.	1,480,505	0.3
7,921	Boston Properties, Inc.	487,617	0.1
15,113	Brixmor Property Group, Inc.	348,959	0.1
5,219	Camden Property Trust	569,445	0.1
15,432 (1)	CBRE Group, Inc. - Class A	1,375,146	0.2
7,640	Cousins Properties, Inc.	176,866	0.0
21,933	Crown Castle, Inc.	2,142,854	0.4
11,285	CubeSmart	509,743	0.1
16,293	Digital Realty Trust, Inc.	2,477,351	0.4
2,409	EastGroup Properties, Inc.	409,771	0.1
3,768	EPR Properties	158,181	0.0
9,295	Equity LifeStyle Properties, Inc.	605,383	0.1
19,055	Equity Residential	1,321,274	0.2
3,220	Essex Property Trust, Inc.	876,484	0.2
10,551	Extra Space Storage, Inc.	1,639,731	0.3
4,157	Federal Realty Investment Trust	419,732	0.1
6,661	First Industrial Realty Trust, Inc.	316,464	0.1
13,138	Gaming and Leisure Properties, Inc.	593,969	0.1
19,176	Healthcare Realty Trust, Inc.	316,020	0.1
35,759	Healthpeak Properties, Inc.	700,876	0.1
5,260	Highwoods Properties, Inc.	138,180	0.0
35,156	Host Hotels & Resorts, Inc.	632,105	0.1
1,562 (1)	Howard Hughes Holdings, Inc.	101,249	0.0
30,870	Invitation Homes, Inc.	1,107,924	0.2
14,688	Iron Mountain, Inc.	1,316,339	0.2
2,383 (1)	Jones Lang LaSalle, Inc.	489,182	0.1
5,895	Kilroy Realty Corp.	183,747	0.0
33,228	Kimco Realty Corp.	646,617	0.1
4,392	Lamar Advertising Co. - Class A	524,976	0.1
29,939 (2)	Medical Properties Trust, Inc.	129,037	0.0
5,858	Mid-America Apartment Communities, Inc.	835,409	0.2
9,142	National Retail Properties, Inc.	389,449	0.1
3,613	National Storage Affiliates Trust	148,928	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
12,445	Omega Healthcare Investors, Inc.	$426,241	0.1
10,474	Park Hotels & Resorts, Inc.	156,901	0.0
7,451	Rayonier, Inc.	216,750	0.0
43,482	Realty Income Corp.	2,296,719	0.4
9,272	Regency Centers Corp.	576,718	0.1
10,876	Rexford Industrial Realty, Inc.	484,961	0.1
5,413	SBA Communications Corp.	1,062,572	0.2
16,322	Simon Property Group, Inc.	2,477,680	0.5
9,127	STAG Industrial, Inc.	329,120	0.1
6,221	Sun Communities, Inc.	748,635	0.1
16,559	UDR, Inc.	681,403	0.1
20,344	Ventas, Inc.	1,042,833	0.2
52,593	VICI Properties, Inc.	1,506,264	0.3
8,839	Vornado Realty Trust	232,377	0.0
36,773	Weyerhaeuser Co.	1,043,985	0.2
10,930	WP Carey, Inc.	601,697	0.1
2,372 (1)	Zillow Group, Inc. - Class A	106,835	0.0
8,000 (1)	Zillow Group, Inc. - Class C	371,120	0.1
		40,262,672	7.3

	Utilities: 5.3%
35,770	AES Corp.	628,479	0.1
12,925	Alliant Energy Corp.	657,883	0.1
13,422	Ameren Corp.	954,438	0.2
9,839	American Water Works Co., Inc.	1,270,805	0.2
7,588	Atmos Energy Corp.	885,140	0.2
3,577	Avangrid, Inc.	127,091	0.0
6,815	Brookfield Renewable Corp. - Class A	193,410	0.0
31,956	CenterPoint Energy, Inc.	989,997	0.2
1,730	Clearway Energy, Inc. - Class A	39,202	0.0
4,134	Clearway Energy, Inc. - Class C	102,068	0.0
15,014	CMS Energy Corp.	893,783	0.2
17,472	Consolidated Edison, Inc.	1,562,346	0.3
10,429	DTE Energy Co.	1,157,723	0.2
19,192	Edison International	1,378,178	0.3
10,754	Entergy Corp.	1,150,678	0.2
12,701	Essential Utilities, Inc.	474,128	0.1
11,233	Evergy, Inc.	595,012	0.1
17,718	Eversource Energy	1,004,788	0.2
50,480	Exelon Corp.	1,747,113	0.3
29,044	FirstEnergy Corp.	1,111,514	0.2
2,550	IDACORP, Inc.	237,532	0.0
4,595	National Fuel Gas Co.	249,003	0.1
22,623	NiSource, Inc.	651,769	0.1
10,787	NRG Energy, Inc.	839,876	0.2
10,082	OGE Energy Corp.	359,927	0.1

See Accompanying Notes to Financial Statements

62

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
107,849	PG&E Corp.	$1,883,044	0.3
5,727	Pinnacle West Capital Corp.	437,428	0.1
37,257	PPL Corp.	1,030,156	0.2
25,158	Public Service Enterprise Group, Inc.	1,854,145	0.3
10,583	UGI Corp.	242,351	0.0
17,380	Vistra Corp.	1,494,332	0.3
15,956	WEC Energy Group, Inc.	1,251,908	0.2
28,060	Xcel Energy, Inc.	1,498,685	0.3
		28,953,932	5.3
	Total Common Stock
	(Cost $520,963,667)	543,873,146	98.8
EXCHANGE-TRADED FUNDS: 1.0%
64,981	iShares Russell Mid-Cap ETF	5,268,659	1.0
	Total Exchange-Traded Funds (Cost $5,170,874)	5,268,659	1.0
	Total Long-Term Investments (Cost $526,134,541)	549,141,805	99.8

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 0.7%
	Repurchase Agreements: 0.5%
1,000,000 (4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,000,446, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,020,000, due 08/08/24-04/20/74)	1,000,000	0.2

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (4)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/28/2024, 5.350%, due 07/01/2024 (Repurchase Amount $1,000,440, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,020,041, due 07/11/24-07/01/54)	$1,000,000	0.2
960,797 (4)	RBC Dominion Securities, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $961,217, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $980,013, due 07/05/24-05/20/54)	960,797	0.1
	Total Repurchase Agreements (Cost $2,960,797)	2,960,797	0.5
			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 0.2%
964,000 (5)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $964,000)	$964,000	0.2
	Total Short-Term Investments (Cost $3,924,797)	3,924,797	0.7
	Total Investments in Securities (Cost $530,059,338)	$553,066,602	100.5
	Liabilities in Excess of Other Assets	(2,722,571)	(0.5)
	Net Assets	$550,344,031	100.0

See Accompanying Notes to Financial Statements

63

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Investment in affiliate.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of June 30, 2024.

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$543,873,146	$—	$—	$543,873,146
Exchange-Traded Funds	5,268,659	—	—	5,268,659
Short-Term Investments	964,000	2,960,797	—	3,924,797
Total Investments, at fair value	$550,105,805	$2,960,797	$—	$553,066,602
Liabilities Table
Other Financial Instruments+
Futures	$(1,162)	$—	$—	$(1,162)
Total Liabilities	$(1,162)	$—	$—	$(1,162)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2024, where the following issuers were considered an affiliate:

				Change In	Ending			Net
	Beginning			Unrealized	Fair		Realized	Capital
	Fair Value	Purchases	Sales	Appreciation/	Value at	Investment	Gains/	Gain
Issuer	at 12/31/2023	at Cost	at Cost	(Depreciation)	6/30/2024	Income	(Losses)	Distributions
Voya Financial, Inc.	$246,751	$128,227	$(3,721)	$(7,609)	$363,648	$3,264	$(123)	$—
	$246,751	$128,227	$(3,721)	$(7,609)	$363,648	$3,264	$(123)	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series MC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Depreciation
Long Contracts:
S&P Mid 400 E-Mini Index	6	09/20/24	$1,774,860	$(1,162)
			$1,774,860	$(1,162)

See Accompanying Notes to Financial Statements

64

Voya VACS Index Series MC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Variation margin payable on futures contracts*	$1,162
Total Liability Derivatives		$1,162

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$82,488
Total	$82,488

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(67,897)
Total	$(67,897)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $530,804,061.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$55,183,279
Gross Unrealized Depreciation	(32,921,900)
Net Unrealized Appreciation	$22,261,379

See Accompanying Notes to Financial Statements

65

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 99.7%
	Communication Services: 9.3%
489,328	Alphabet, Inc. - Class A	$89,131,095	2.3
407,089	Alphabet, Inc. - Class C	74,668,264	2.0
597,303	AT&T, Inc.	11,414,460	0.3
8,159 (1)	Charter Communications, Inc. - Class A	2,439,215	0.1
326,067	Comcast Corp. - Class A	12,768,784	0.3
20,271	Electronic Arts, Inc.	2,824,358	0.1
19,256	Fox Corp. - Class A	661,829	0.0
10,992	Fox Corp. - Class B	351,964	0.0
31,441	Interpublic Group of Cos., Inc.	914,619	0.0
11,822 (1)	Live Nation Entertainment, Inc.	1,108,194	0.0
22,131 (1)	Match Group, Inc.	672,340	0.0
182,556	Meta Platforms, Inc. - Class A	92,048,386	2.4
35,896 (1)	Netflix, Inc.	24,225,492	0.6
31,664	News Corp. - Class A	872,976	0.0
9,553	News Corp. - Class B	271,210	0.0
16,314	Omnicom Group, Inc.	1,463,366	0.1
41,182	Paramount Global - Class B	427,881	0.0
13,212 (1)	Take-Two Interactive Software, Inc.	2,054,334	0.1
42,953	T-Mobile US, Inc.	7,567,460	0.2
350,648	Verizon Communications, Inc.	14,460,724	0.4
151,867	Walt Disney Co.	15,078,874	0.4
184,898 (1)	Warner Bros Discovery, Inc.	1,375,641	0.0
		356,801,466	9.3

	Consumer Discretionary: 10.2%
36,779 (1)	Airbnb, Inc. - Class A	5,576,800	0.2
762,884 (1)	Amazon.com, Inc.	147,427,333	3.9
22,664 (1)	Aptiv PLC	1,595,999	0.0
1,441 (1)	AutoZone, Inc.	4,271,268	0.1
18,826	Bath & Body Works, Inc.	735,155	0.0
16,040	Best Buy Co., Inc.	1,352,012	0.0
2,826	Booking Holdings, Inc.	11,195,199	0.3
19,146	BorgWarner, Inc.	617,267	0.0
17,973 (1)	Caesars Entertainment, Inc.	714,247	0.0
13,158 (1)	CarMax, Inc.	965,008	0.0
83,946 (1)	Carnival Corp.	1,571,469	0.0
114,400 (1)	Chipotle Mexican Grill, Inc.	7,167,160	0.2
24,690	D.R. Horton, Inc.	3,479,562	0.1
9,949	Darden Restaurants, Inc.	1,505,483	0.0
2,139 (1)	Deckers Outdoor Corp.	2,070,445	0.1
18,289	Dollar General Corp.	2,418,355	0.1
17,246 (1)	Dollar Tree, Inc.	1,841,355	0.1
2,906	Domino's Pizza, Inc.	1,500,455	0.0
42,152	eBay, Inc.	2,264,406	0.1
9,741 (1)	Etsy, Inc.	574,524	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
10,575 (1)	Expedia Group, Inc.	$1,332,344	0.0
326,675	Ford Motor Co.	4,096,505	0.1
12,801	Garmin Ltd.	2,085,539	0.1
95,046	General Motors Co.	4,415,837	0.1
11,604	Genuine Parts Co.	1,605,065	0.1
10,868	Hasbro, Inc.	635,778	0.0
20,830	Hilton Worldwide Holdings, Inc.	4,545,106	0.1
82,557	Home Depot, Inc.	28,419,422	0.7
30,411	Las Vegas Sands Corp.	1,345,687	0.0
20,398	Lennar Corp. - Class A	3,057,048	0.1
22,297	LKQ Corp.	927,332	0.0
47,666	Lowe's Cos., Inc.	10,508,446	0.3
9,568 (1)	Lululemon Athletica, Inc.	2,857,962	0.1
19,986	Marriott International, Inc. - Class A	4,832,015	0.1
60,036	McDonald's Corp.	15,299,574	0.4
20,905 (1)	MGM Resorts International	929,018	0.0
4,404 (1)	Mohawk Industries, Inc.	500,250	0.0
100,920	NIKE, Inc. - Class B	7,606,340	0.2
35,447 (1)	Norwegian Cruise Line Holdings Ltd.	666,049	0.0
261 (1)	NVR, Inc.	1,980,614	0.1
4,906 (1)	O'Reilly Automotive, Inc.	5,181,030	0.1
3,193	Pool Corp.	981,305	0.0
17,522	PulteGroup, Inc.	1,929,172	0.1
3,253	Ralph Lauren Corp.	569,470	0.0
27,932	Ross Stores, Inc.	4,059,078	0.1
19,723 (1)	Royal Caribbean Cruises Ltd.	3,144,438	0.1
94,336	Starbucks Corp.	7,344,058	0.2
19,111	Tapestry, Inc.	817,760	0.0
38,539	Target Corp.	5,705,314	0.2
231,135 (1)	Tesla, Inc.	45,736,994	1.2
94,342	TJX Cos., Inc.	10,387,054	0.3
9,008	Tractor Supply Co.	2,432,160	0.1
3,993 (1)	Ulta Beauty, Inc.	1,540,779	0.0
7,940	Wynn Resorts Ltd.	710,630	0.0
23,461	Yum! Brands, Inc.	3,107,644	0.1
		390,136,319	10.2

	Consumer Staples: 5.5%
143,085	Altria Group, Inc.	6,517,522	0.2
41,189	Archer-Daniels-Midland Co.	2,489,875	0.1
15,066	Brown-Forman Corp. - Class B	650,700	0.0
11,795	Bunge Global SA	1,259,352	0.0
16,393	Campbell Soup Co.	740,800	0.0
20,370	Church & Dwight Co., Inc.	2,111,962	0.1
10,341	Clorox Co.	1,411,236	0.0
322,983	Coca-Cola Co.	20,557,868	0.5
68,346	Colgate-Palmolive Co.	6,632,296	0.2
39,828	Conagra Brands, Inc.	1,131,912	0.0

 See Accompanying Notes to Financial Statements

66

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
13,403	Constellation Brands, Inc. - Class A	$3,448,324	0.1
36,946	Costco Wholesale Corp.	31,403,730	0.8
19,408	Estee Lauder Cos., Inc. - Class A	2,065,011	0.1
47,029	General Mills, Inc.	2,975,054	0.1
12,297	Hershey Co.	2,260,557	0.1
24,149	Hormel Foods Corp.	736,303	0.0
8,844	JM Smucker Co.	964,350	0.0
21,975	Kellogg Co.	1,267,518	0.0
159,543	Kenvue, Inc.	2,900,492	0.1
86,779	Keurig Dr Pepper, Inc.	2,898,419	0.1
28,069	Kimberly-Clark Corp.	3,879,136	0.1
65,751	Kraft Heinz Co.	2,118,497	0.1
55,763	Kroger Co.	2,784,247	0.1
12,029	Lamb Weston Holdings, Inc.	1,011,398	0.0
20,950	McCormick & Co., Inc.	1,486,193	0.0
15,148	Molson Coors Beverage Co. - Class B	769,973	0.0
111,741	Mondelez International, Inc. - Class A	7,312,331	0.2
59,104 (1)	Monster Beverage Corp.	2,952,245	0.1
114,519	PepsiCo, Inc.	18,887,619	0.5
129,501	Philip Morris International, Inc.	13,122,336	0.3
196,609	Procter & Gamble Co.	32,424,756	0.9
41,480	Sysco Corp.	2,961,257	0.1
23,858	Tyson Foods, Inc. - Class A	1,363,246	0.0
59,639	Walgreens Boots Alliance, Inc.	721,334	0.0
355,849	Walmart, Inc.	24,094,536	0.6
		210,312,385	5.5

	Energy: 3.6%
30,094	APA Corp.	885,967	0.0
83,395	Baker Hughes Co.	2,933,002	0.1
142,780	Chevron Corp.	22,333,648	0.6
97,427	ConocoPhillips	11,143,700	0.3
61,998	Coterra Energy, Inc.	1,653,487	0.0
52,648	Devon Energy Corp.	2,495,515	0.1
14,857	Diamondback Energy, Inc.	2,974,223	0.1
47,876	EOG Resources, Inc.	6,026,152	0.2
36,786	EQT Corp.	1,360,346	0.0
373,696	Exxon Mobil Corp.	43,019,884	1.1
73,749	Halliburton Co.	2,491,241	0.1
23,024	Hess Corp.	3,396,500	0.1
161,128	Kinder Morgan, Inc.	3,201,613	0.1
46,986	Marathon Oil Corp.	1,347,089	0.0
29,350	Marathon Petroleum Corp.	5,091,638	0.1
55,395	Occidental Petroleum Corp.	3,491,547	0.1
48,620	ONEOK, Inc.	3,964,961	0.1
35,317	Phillips 66	4,985,701	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Energy: (continued)
119,070	Schlumberger NV	$5,617,723	0.1
18,470	Targa Resources Corp.	2,378,567	0.1
27,240	Valero Energy Corp.	4,270,142	0.1
101,527	Williams Cos., Inc.	4,314,897	0.1
		139,377,543	3.6

	Financials: 10.5%
43,075	Aflac, Inc.	3,847,028	0.1
21,985	Allstate Corp.	3,510,125	0.1
47,337	American Express Co.	10,960,882	0.3
55,286	American International Group, Inc.	4,104,433	0.1
8,274	Ameriprise Financial, Inc.	3,534,570	0.1
18,113	Aon PLC - Class A	5,317,615	0.1
31,153 (1)	Arch Capital Group Ltd.	3,143,026	0.1
18,202	Arthur J Gallagher & Co.	4,719,961	0.1
4,328	Assurant, Inc.	719,530	0.0
566,777	Bank of America Corp.	22,540,721	0.6
62,296	Bank of New York Mellon Corp.	3,730,907	0.1
150,810 (1)	Berkshire Hathaway, Inc. - Class B	61,349,508	1.6
11,636	BlackRock, Inc.	9,161,256	0.2
59,533	Blackstone, Inc.	7,370,185	0.2
19,682	Brown & Brown, Inc.	1,759,768	0.1
31,831	Capital One Financial Corp.	4,407,002	0.1
8,795	Cboe Global Markets, Inc.	1,495,678	0.0
124,366	Charles Schwab Corp.	9,164,531	0.2
33,826	Chubb Ltd.	8,628,336	0.2
13,081	Cincinnati Financial Corp.	1,544,866	0.0
158,897	Citigroup, Inc.	10,083,604	0.3
37,905	Citizens Financial Group, Inc.	1,365,717	0.0
29,995	CME Group, Inc.	5,897,017	0.2
5,854 (1)	Corpay, Inc.	1,559,564	0.0
20,835	Discover Financial Services	2,725,426	0.1
3,616	Everest Re Group Ltd.	1,377,768	0.0
3,173	FactSet Research Systems, Inc.	1,295,441	0.0
46,338	Fidelity National Information Services, Inc.	3,492,032	0.1
56,984	Fifth Third Bancorp	2,079,346	0.1
48,741 (1)	Fiserv, Inc.	7,264,359	0.2
25,008	Franklin Resources, Inc.	558,929	0.0
21,263	Global Payments, Inc.	2,056,132	0.1
6,995	Globe Life, Inc.	575,549	0.0
26,862	Goldman Sachs Group, Inc.	12,150,220	0.3
24,638	Hartford Financial Services Group, Inc.	2,477,105	0.1

See Accompanying Notes to Financial Statements

67

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Financials: (continued)
120,676	Huntington Bancshares, Inc.	$1,590,510	0.0
47,782	Intercontinental Exchange, Inc.	6,540,878	0.2
37,453	Invesco Ltd.	560,297	0.0
239,221	JPMorgan Chase & Co.	48,384,839	1.3
78,544	KeyCorp	1,116,110	0.0
55,443	KKR & Co., Inc.	5,834,821	0.2
15,182	Loews Corp.	1,134,703	0.0
13,900	M&T Bank Corp.	2,103,904	0.1
3,158	MarketAxess Holdings, Inc.	633,274	0.0
41,046	Marsh & McLennan Cos., Inc.	8,649,213	0.2
49,761	MetLife, Inc.	3,492,725	0.1
13,082	Moody's Corp.	5,506,606	0.1
104,245	Morgan Stanley	10,131,572	0.3
6,590	MSCI, Inc.	3,174,732	0.1
31,662	Nasdaq, Inc.	1,907,952	0.1
17,091	Northern Trust Corp.	1,435,302	0.0
33,164	PNC Financial Services Group, Inc.	5,156,339	0.1
17,963	Principal Financial Group, Inc.	1,409,197	0.0
48,768	Progressive Corp.	10,129,601	0.3
29,906	Prudential Financial, Inc.	3,504,684	0.1
15,540	Raymond James Financial, Inc.	1,920,899	0.1
76,292	Regions Financial Corp.	1,528,892	0.0
26,666	S&P Global, Inc.	11,893,036	0.3
25,158	State Street Corp.	1,861,692	0.1
33,450	Synchrony Financial	1,578,505	0.0
18,656	T. Rowe Price Group, Inc.	2,151,223	0.1
19,076	Travelers Cos., Inc.	3,878,914	0.1
111,469	Truist Financial Corp.	4,330,571	0.1
129,993	US Bancorp	5,160,722	0.1
16,887	W.R. Berkley Corp.	1,326,980	0.0
290,424	Wells Fargo & Co.	17,248,281	0.5
8,544	Willis Towers Watson PLC	2,239,724	0.1
		403,484,835	10.5

	Health Care: 11.7%
144,918	Abbott Laboratories	15,058,429	0.4
147,107	AbbVie, Inc.	25,231,793	0.7
24,416	Agilent Technologies, Inc.	3,165,046	0.1
5,832 (1)	Align Technology, Inc.	1,408,020	0.0
13,795	AmerisourceBergen Corp.	3,108,013	0.1
44,687	Amgen, Inc.	13,962,453	0.4
42,313	Baxter International, Inc.	1,415,370	0.0
24,072	Becton Dickinson and Co.	5,625,867	0.1
12,129 (1)	Biogen, Inc.	2,811,745	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,699 (1)	Bio-Rad Laboratories, Inc. - Class A	$464,014	0.0
13,097	Bio-Techne Corp.	938,400	0.0
122,472 (1)	Boston Scientific Corp.	9,431,569	0.2
168,865	Bristol-Myers Squibb Co.	7,012,963	0.2
20,266	Cardinal Health, Inc.	1,992,553	0.1
15,059 (1)	Catalent, Inc.	846,768	0.0
44,534 (1)	Centene Corp.	2,952,604	0.1
4,274 (1)	Charles River Laboratories International, Inc.	882,923	0.0
23,664	Cigna Group	7,822,608	0.2
16,559	Cooper Cos., Inc.	1,445,601	0.0
104,578	CVS Health Corp.	6,176,377	0.2
54,915	Danaher Corp.	13,720,513	0.4
4,310 (1)	DaVita, Inc.	597,237	0.0
33,129 (1)	Dexcom, Inc.	3,756,166	0.1
50,199 (1)	Edwards Lifesciences Corp.	4,636,882	0.1
19,361	Elevance Health, Inc.	10,490,951	0.3
66,505	Eli Lilly & Co.	60,212,297	1.6
35,364	GE HealthCare Technologies, Inc.	2,755,563	0.1
103,818	Gilead Sciences, Inc.	7,122,953	0.2
16,146	HCA Healthcare, Inc.	5,187,387	0.1
10,667 (1)	Henry Schein, Inc.	683,755	0.0
19,558 (1)	Hologic, Inc.	1,452,181	0.0
10,038	Humana, Inc.	3,750,699	0.1
6,880 (1)	IDEXX Laboratories, Inc.	3,351,936	0.1
13,245 (1)	Incyte Corp.	802,912	0.0
5,818 (1)	Insulet Corp.	1,174,072	0.0
29,548 (1)	Intuitive Surgical, Inc.	13,144,428	0.3
15,206 (1)	IQVIA Holdings, Inc.	3,215,157	0.1
200,486	Johnson & Johnson	29,303,034	0.8
7,022 (1)	Labcorp Holdings, Inc.	1,429,047	0.0
10,828	McKesson Corp.	6,323,985	0.2
110,613	Medtronic PLC	8,706,349	0.2
210,993	Merck & Co., Inc.	26,120,933	0.7
1,779 (1)	Mettler-Toledo International, Inc.	2,486,313	0.1
27,775 (1)	Moderna, Inc.	3,298,281	0.1
4,882 (1)	Molina Healthcare, Inc.	1,451,419	0.0
472,050	Pfizer, Inc.	13,207,959	0.3
9,249	Quest Diagnostics, Inc.	1,266,003	0.0
8,836 (1)	Regeneron Pharmaceuticals, Inc.	9,286,901	0.2
12,256	ResMed, Inc.	2,346,043	0.1
10,282	Revvity, Inc.	1,078,170	0.0
11,510 (1)	Solventum Corp.	608,649	0.0
8,233	STERIS PLC	1,807,473	0.1
28,244	Stryker Corp.	9,610,021	0.3
3,916	Teleflex, Inc.	823,652	0.0
31,798	Thermo Fisher Scientific, Inc.	17,584,294	0.5
76,672	UnitedHealth Group, Inc.	39,045,983	1.0

See Accompanying Notes to Financial Statements

68

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,971	Universal Health Services, Inc. - Class B	$919,287	0.0
21,497 (1)	Vertex Pharmaceuticals, Inc.	10,076,074	0.3
99,958	Viatris, Inc.	1,062,554	0.0
4,927 (1)	Waters Corp.	1,429,421	0.0
6,068	West Pharmaceutical Services, Inc.	1,998,738	0.1
17,138	Zimmer Biomet Holdings, Inc.	1,859,987	0.1
38,011	Zoetis, Inc.	6,589,587	0.2
		447,528,362	11.7

	Industrials: 8.0%
46,052	3M Co.	4,706,054	0.1
10,062	A.O. Smith Corp.	822,870	0.0
7,315	Allegion PLC	864,267	0.0
54,515 (1)	American Airlines Group, Inc.	617,655	0.0
19,282	AMETEK, Inc.	3,214,502	0.1
34,096	Automatic Data Processing, Inc.	8,138,374	0.2
5,909 (1)	Axon Enterprise, Inc.	1,738,664	0.1
48,071 (1)	Boeing Co.	8,749,403	0.2
10,168 (1)	Builders FirstSource, Inc.	1,407,353	0.0
69,804	Carrier Global Corp.	4,403,236	0.1
40,740	Caterpillar, Inc.	13,570,494	0.4
13,154 (1)	Ceridian HCM Holding, Inc.	652,438	0.0
9,719	CH Robinson Worldwide, Inc.	856,438	0.0
7,179	Cintas Corp.	5,027,167	0.1
72,807 (1)	Copart, Inc.	3,943,227	0.1
34,025 (1)	CoStar Group, Inc.	2,522,614	0.1
162,853	CSX Corp.	5,447,433	0.1
11,394	Cummins, Inc.	3,155,340	0.1
21,565	Deere & Co.	8,057,331	0.2
53,757	Delta Air Lines, Inc.	2,550,232	0.1
11,448	Dover Corp.	2,065,792	0.1
33,305	Eaton Corp. PLC	10,442,783	0.3
47,635	Emerson Electric Co.	5,247,472	0.1
10,274	Equifax, Inc.	2,491,034	0.1
11,767	Expeditors International of Washington, Inc.	1,468,404	0.0
47,679	Fastenal Co.	2,996,148	0.1
18,860	FedEx Corp.	5,654,982	0.2
29,325	Fortive Corp.	2,172,982	0.1
22,832 (1)	GE Vernova, Inc.	3,915,916	0.1
5,049 (1)	Generac Holdings, Inc.	667,579	0.0
18,940	General Dynamics Corp.	5,495,252	0.2
91,185	General Electric Co.	14,495,679	0.4
54,246	Honeywell International, Inc.	11,583,691	0.3
32,303	Howmet Aerospace, Inc.	2,507,682	0.1
4,468	Hubbell, Inc.	1,632,965	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,299	Huntington Ingalls Industries, Inc.	$812,643	0.0
6,301	IDEX Corp.	1,267,761	0.0
22,656	Illinois Tool Works, Inc.	5,368,566	0.1
33,607	Ingersoll Rand, Inc.	3,052,860	0.1
10,469	Jacobs Solutions, Inc.	1,462,624	0.0
6,794	JB Hunt Transport Services, Inc.	1,087,040	0.0
56,120	Johnson Controls International PLC	3,730,296	0.1
15,793	L3Harris Technologies, Inc.	3,546,792	0.1
11,264	Leidos Holdings, Inc.	1,643,192	0.1
17,789	Lockheed Martin Corp.	8,309,242	0.2
18,311	Masco Corp.	1,220,794	0.0
4,521	Nordson Corp.	1,048,601	0.0
18,821	Norfolk Southern Corp.	4,040,680	0.1
11,588	Northrop Grumman Corp.	5,051,789	0.1
14,843	Old Dominion Freight Line, Inc.	2,621,274	0.1
33,682	Otis Worldwide Corp.	3,242,229	0.1
43,663	PACCAR, Inc.	4,494,669	0.1
10,699	Parker-Hannifin Corp.	5,411,661	0.1
13,773	Pentair PLC	1,055,976	0.0
12,195	Quanta Services, Inc.	3,098,628	0.1
110,753	Raytheon Technologies Corp.	11,118,494	0.3
17,040	Republic Services, Inc.	3,311,554	0.1
9,497	Rockwell Automation, Inc.	2,614,334	0.1
23,392	Rollins, Inc.	1,141,296	0.0
4,398	Snap-on, Inc.	1,149,593	0.0
49,715	Southwest Airlines Co.	1,422,346	0.0
12,774	Stanley Black & Decker, Inc.	1,020,515	0.0
15,886	Textron, Inc.	1,363,972	0.0
18,856	Trane Technologies PLC	6,202,304	0.2
4,662	TransDigm Group, Inc.	5,956,218	0.2
174,065 (1)	Uber Technologies, Inc.	12,651,044	0.3
50,807	Union Pacific Corp.	11,495,592	0.3
27,331 (1)	United Airlines Holdings, Inc.	1,329,926	0.0
60,762	United Parcel Service, Inc. - Class B	8,315,280	0.2
5,547	United Rentals, Inc.	3,587,411	0.1
18,272	Veralto Corp.	1,744,428	0.1
11,885	Verisk Analytics, Inc.	3,203,602	0.1
30,405	Waste Management, Inc.	6,486,603	0.2
14,694	Westinghouse Air Brake Technologies Corp.	2,322,387	0.1
3,643	WW Grainger, Inc.	3,286,860	0.1
20,197	Xylem, Inc.	2,739,319	0.1
		307,313,848	8.0

See Accompanying Notes to Financial Statements

69

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: 34.3%
52,376	Accenture PLC - Class A	$15,891,402	0.4
37,320 (1)	Adobe, Inc.	20,732,753	0.5
134,629 (1)	Advanced Micro Devices, Inc.	21,838,170	0.6
12,689 (1)	Akamai Technologies, Inc.	1,143,025	0.0
100,065	Amphenol Corp. - Class A	6,741,379	0.2
41,314	Analog Devices, Inc.	9,430,334	0.2
7,272 (1)	ANSYS, Inc.	2,337,948	0.1
1,200,746	Apple, Inc.	252,901,123	6.6
69,217	Applied Materials, Inc.	16,334,520	0.4
21,145 (1)	Arista Networks, Inc.	7,410,900	0.2
17,824 (1)	Autodesk, Inc.	4,410,549	0.1
36,289	Broadcom, Inc.	58,263,078	1.5
9,845	Broadridge Financial Solutions, Inc.	1,939,465	0.1
22,669 (1)	Cadence Design Systems, Inc.	6,976,385	0.2
11,196	CDW Corp.	2,506,113	0.1
337,313	Cisco Systems, Inc.	16,025,741	0.4
41,494	Cognizant Technology Solutions Corp. - Class A	2,821,592	0.1
64,224	Corning, Inc.	2,495,102	0.1
19,216 (1)	Crowdstrike Holdings, Inc. - Class A	7,363,379	0.2
11,312 (1)	Enphase Energy, Inc.	1,127,920	0.0
4,808 (1)	EPAM Systems, Inc.	904,433	0.0
4,900 (1)	F5, Inc.	843,927	0.0
2,059 (1)	Fair Isaac Corp.	3,065,151	0.1
8,902 (1)	First Solar, Inc.	2,007,045	0.1
52,820 (1)	Fortinet, Inc.	3,183,461	0.1
6,467 (1)	Gartner, Inc.	2,904,071	0.1
45,901	Gen Digital, Inc.	1,146,607	0.0
11,741 (1)	GoDaddy, Inc. - Class A	1,640,335	0.0
108,318	Hewlett Packard Enterprise Co.	2,293,092	0.1
71,895	HP, Inc.	2,517,763	0.1
354,625	Intel Corp.	10,982,736	0.3
76,523	International Business Machines Corp.	13,234,653	0.3
23,325	Intuit, Inc.	15,329,423	0.4
10,046	Jabil, Inc.	1,092,904	0.0
6,071	Jack Henry & Associates, Inc.	1,007,907	0.0
27,073	Juniper Networks, Inc.	987,082	0.0
14,554 (1)	Keysight Technologies, Inc.	1,990,260	0.1
11,216	KLA Corp.	9,247,704	0.2
10,891	Lam Research Corp.	11,597,281	0.3
68,392	Mastercard, Inc. - Class A	30,171,815	0.8
45,026	Microchip Technology, Inc.	4,119,879	0.1
92,248	Micron Technology, Inc.	12,133,379	0.3
619,141	Microsoft Corp.	276,725,070	7.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
4,055	Monolithic Power Systems, Inc.	$3,331,912	0.1
13,894	Motorola Solutions, Inc.	5,363,779	0.1
17,167	NetApp, Inc.	2,211,110	0.1
2,049,139	NVIDIA Corp.	253,150,632	6.6
21,299	NXP Semiconductors NV	5,731,348	0.2
35,840 (1)	ON Semiconductor Corp.	2,456,832	0.1
132,845	Oracle Corp.	18,757,714	0.5
26,916 (1)	Palo Alto Networks, Inc.	9,124,793	0.2
26,683	Paychex, Inc.	3,163,536	0.1
4,003	Paycom Software, Inc.	572,589	0.0
87,140 (1)	PayPal Holdings, Inc.	5,056,734	0.1
9,961 (1)	PTC, Inc.	1,809,615	0.1
8,044 (1)	Qorvo, Inc.	933,426	0.0
93,134	Qualcomm, Inc.	18,550,430	0.5
8,917	Roper Technologies, Inc.	5,026,156	0.1
80,909	Salesforce, Inc.	20,801,704	0.5
16,235	Seagate Technology Holdings PLC	1,676,588	0.0
17,081 (1)	ServiceNow, Inc.	13,437,110	0.4
13,350	Skyworks Solutions, Inc.	1,422,843	0.0
4,195 (1)	Super Micro Computer, Inc.	3,437,173	0.1
12,708 (1)	Synopsys, Inc.	7,562,023	0.2
25,510	TE Connectivity Ltd.	3,837,469	0.1
3,950 (1)	Teledyne Technologies, Inc.	1,532,521	0.0
13,005	Teradyne, Inc.	1,928,511	0.1
75,847	Texas Instruments, Inc.	14,754,517	0.4
20,343 (1)	Trimble, Inc.	1,137,581	0.0
3,537 (1)	Tyler Technologies, Inc.	1,778,333	0.1
7,218 (1)	VeriSign, Inc.	1,283,360	0.0
131,133	Visa, Inc. - Class A	34,418,479	0.9
27,201 (1)	Western Digital Corp.	2,061,020	0.1
4,279 (1)	Zebra Technologies Corp. - Class A	1,321,911	0.0
		1,315,448,605	34.3

	Materials: 2.2%
18,522	Air Products and Chemicals, Inc.	4,779,602	0.1
9,778	Albemarle Corp.	933,994	0.0
120,428	Amcor PLC	1,177,786	0.0
6,710	Avery Dennison Corp.	1,467,141	0.0
25,856	Ball Corp.	1,551,877	0.0
8,344	Celanese Corp.	1,125,522	0.0
15,226	CF Industries Holdings, Inc.	1,128,551	0.0
58,061	Corteva, Inc.	3,131,810	0.1
58,516	Dow, Inc.	3,104,274	0.1
34,830	DuPont de Nemours, Inc.	2,803,467	0.1
9,774	Eastman Chemical Co.	957,559	0.0

See Accompanying Notes to Financial Statements

70

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: (continued)
21,172	Ecolab, Inc.	$5,038,936	0.1
10,395	FMC Corp.	598,232	0.0
119,665	Freeport-McMoRan, Inc.	5,815,719	0.2
21,270	International Flavors & Fragrances, Inc.	2,025,117	0.1
28,831 (2)	International Paper Co.	1,244,058	0.0
40,046	Linde PLC US	17,572,585	0.5
21,429	LyondellBasell Industries NV - Class A	2,049,898	0.1
5,150	Martin Marietta Materials, Inc.	2,790,270	0.1
26,773	Mosaic Co.	773,740	0.0
96,027	Newmont Corp.	4,020,650	0.1
19,973	Nucor Corp.	3,157,332	0.1
7,412	Packaging Corp. of America	1,353,135	0.0
19,647	PPG Industries, Inc.	2,473,361	0.1
19,432	Sherwin-Williams Co.	5,799,092	0.2
12,304	Steel Dynamics, Inc.	1,593,368	0.1
11,017	Vulcan Materials Co.	2,739,708	0.1
21,411	Westrock Co.	1,076,117	0.0
		82,282,901	2.2

	Real Estate: 2.1%
13,121	Alexandria Real Estate Equities, Inc.	1,534,763	0.0
38,901	American Tower Corp.	7,561,576	0.2
11,819	AvalonBay Communities, Inc.	2,445,233	0.1
12,030	Boston Properties, Inc.	740,567	0.0
8,896	Camden Property Trust	970,643	0.0
25,125 (1)	CBRE Group, Inc. - Class A	2,238,889	0.1
36,135	Crown Castle, Inc.	3,530,389	0.1
27,032	Digital Realty Trust, Inc.	4,110,216	0.1
7,906	Equinix, Inc.	5,981,680	0.2
28,759	Equity Residential	1,994,149	0.1
5,349	Essex Property Trust, Inc.	1,455,998	0.0
17,604	Extra Space Storage, Inc.	2,735,838	0.1
6,219	Federal Realty Investment Trust	627,932	0.0
58,984	Healthpeak Properties, Inc.	1,156,086	0.0
58,778	Host Hotels & Resorts, Inc.	1,056,828	0.0
47,930	Invitation Homes, Inc.	1,720,208	0.0
24,419	Iron Mountain, Inc.	2,188,431	0.1
55,504	Kimco Realty Corp.	1,080,108	0.0
9,725	Mid-America Apartment Communities, Inc.	1,386,882	0.0
77,126	Prologis, Inc.	8,662,021	0.2
13,186	Public Storage	3,792,953	0.1
72,539	Realty Income Corp.	3,831,510	0.1
13,688	Regency Centers Corp.	851,394	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,989	SBA Communications Corp.	$1,764,541	0.1
27,155	Simon Property Group, Inc.	4,122,129	0.1
25,214	UDR, Inc.	1,037,556	0.0
33,719	Ventas, Inc.	1,728,436	0.1
86,901	VICI Properties, Inc.	2,488,845	0.1
49,809	Welltower, Inc.	5,192,588	0.1
60,804	Weyerhaeuser Co.	1,726,225	0.1
		79,714,614	2.1

	Utilities: 2.3%
59,201	AES Corp.	1,040,161	0.0
21,262	Alliant Energy Corp.	1,082,236	0.0
22,215	Ameren Corp.	1,579,709	0.0
43,911	American Electric Power Co., Inc.	3,852,751	0.1
16,223	American Water Works Co., Inc.	2,095,363	0.1
12,568	Atmos Energy Corp.	1,466,057	0.0
53,292	CenterPoint Energy, Inc.	1,650,986	0.0
24,877	CMS Energy Corp.	1,480,928	0.0
28,764	Consolidated Edison, Inc.	2,572,077	0.1
26,260	Constellation Energy Corp.	5,259,090	0.1
69,723	Dominion Energy, Inc.	3,416,427	0.1
17,202	DTE Energy Co.	1,909,594	0.1
64,241	Duke Energy Corp.	6,438,875	0.2
32,051	Edison International	2,301,582	0.1
17,788	Entergy Corp.	1,903,316	0.1
19,141	Evergy, Inc.	1,013,899	0.0
29,344	Eversource Energy	1,664,098	0.0
83,306	Exelon Corp.	2,883,221	0.1
43,030	FirstEnergy Corp.	1,646,758	0.0
171,151	NextEra Energy, Inc.	12,119,202	0.3
37,346	NiSource, Inc.	1,075,938	0.0
17,367	NRG Energy, Inc.	1,352,195	0.0
177,766	PG&E Corp.	3,103,794	0.1
9,448	Pinnacle West Capital Corp.	721,638	0.0
61,418	PPL Corp.	1,698,208	0.1
41,520	Public Service Enterprise Group, Inc.	3,060,024	0.1
52,719	Sempra Energy	4,009,807	0.1
91,087	Southern Co.	7,065,619	0.2
27,208	Vistra Corp.	2,339,344	0.1
26,282	WEC Energy Group, Inc.	2,062,086	0.1
46,287	Xcel Energy, Inc.	2,472,189	0.1
		86,337,172	2.3

	Total Common Stock
	(Cost $2,837,752,228)	3,818,738,050	99.7

See Accompanying Notes to Financial Statements

71

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.0%
266,432 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $266,551, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $271,761, due 08/08/24-04/20/74)	$266,432	0.0
1,000,000 (3)	Daiwa Capital Markets America Inc., Repurchase Agreement dated 06/28/2024, 5.350%, due 07/01/2024 (Repurchase Amount $1,000,440, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.500%, Market Value plus accrued interest $1,020,041, due 07/11/24-07/01/54)	1,000,000	0.0
	Total Repurchase Agreements
	(Cost $1,266,432)	1,266,432	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
11,994,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220%
	(Cost $11,994,000)	$11,994,000	0.3
	Total Short-Term Investments
	(Cost $13,260,432)	13,260,432	0.3
	Total Investments in Securities
	(Cost $2,851,012,660)	$3,831,998,482	100.0
	Liabilities in Excess of Other Assets	(704,741)	0.0
	Net Assets	$3,831,293,741	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

72

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock*	$3,818,738,050	$—	$—	$3,818,738,050
Short-Term Investments	11,994,000	1,266,432	—	13,260,432
Total Investments, at fair value	$3,830,732,050	$1,266,432	$—	$3,831,998,482
Other Financial Instruments+
Futures	97,046	—	—	97,046
Total Assets	$3,830,829,096	$1,266,432	$—	$3,832,095,528

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series S Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
S&P 500 E-Mini	57	09/20/24	$15,736,275	$97,046
			$15,736,275	$97,046

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$97,046
Total Asset Derivatives		$97,046

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$8,130,892
Total	$8,130,892

See Accompanying Notes to Financial Statements

73

Voya VACS Index Series S Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,275,047)
Total	$(1,275,047)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $2,852,678,619.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,097,062,492
Gross Unrealized Depreciation	(117,645,583)
Net Unrealized Appreciation	$979,416,909

See Accompanying Notes to Financial Statements

74

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.0%
	Communication Services: 2.5%
11,907 (1)	Advantage Solutions, Inc.	$38,341	0.0
29,420 (1)	AMC Entertainment Holdings, Inc. - Class A	146,512	0.1
3,436 (1)	AMC Networks, Inc. - Class A	33,192	0.0
1,437 (1)	Anterix, Inc.	56,891	0.0
12,501 (1)	AST SpaceMobile, Inc.	145,137	0.1
6,489 (1)	Atlanta Braves Holdings, Inc. - Class C	255,926	0.1
1,228	ATN International, Inc.	27,998	0.0
2,645 (1)	Bandwidth, Inc. - Class A	44,648	0.0
2,823 (1)	Boston Omaha Corp. - Class A	37,998	0.0
10,463 (1)	Bumble, Inc. - Class A	109,966	0.1
593	Cable One, Inc.	209,922	0.1
4,262 (1)	Cardlytics, Inc.	34,991	0.0
9,771 (1)	Cargurus, Inc.	256,000	0.1
6,971 (1)	Cars.com, Inc.	137,329	0.1
11,666 (1)	Cinemark Holdings, Inc.	252,219	0.1
39,862 (1)	Clear Channel Outdoor Holdings, Inc.	56,205	0.0
4,621	Cogent Communications Holdings, Inc.	260,809	0.1
8,504 (1)	Consolidated Communications Holdings, Inc.	37,418	0.0
162 (1)	Daily Journal Corp.	63,906	0.0
12,934 (1)	EchoStar Corp. - Class A	230,355	0.1
9,033 (1)	Eventbrite, Inc. - Class A	43,720	0.0
2,697 (1)	EverQuote, Inc. - Class A	56,259	0.0
6,542 (1)	EW Scripps Co. - Class A	20,542	0.0
31,059 (1)	fuboTV, Inc.	38,513	0.0
15,694 (1)	Gannett Co., Inc.	72,349	0.0
11,249 (1)	Getty Images Holdings, Inc.	36,671	0.0
79,677 (1)	Globalstar, Inc.	89,238	0.0
6,928 (1)	Gogo, Inc.	66,647	0.0
9,093	Gray Television, Inc.	47,284	0.0
4,539 (1)	Grindr, Inc.	55,557	0.0
800 (1)	Ibotta, Inc. - Class A	60,127	0.0
1,768	IDT Corp. - Class B	63,507	0.0
12,149 (1)	iHeartMedia, Inc. - Class A	13,242	0.0
4,636 (1)	IMAX Corp.	77,746	0.0
12,518 (1)	Innovid Corp.	23,158	0.0
7,598 (1)	Integral Ad Science Holding Corp.	73,853	0.0
3,844	John Wiley & Sons, Inc. - Class A	156,451	0.1
18,271 (1)	Liberty Latin America Ltd. - Class C	175,767	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Communication Services: (continued)
7,041 (1)	Lions Gate Entertainment Corp. - Class A	$66,326	0.0
12,182 (1)	Lions Gate Entertainment Corp. - Class B	104,400	0.1
107,541 (1)	Lumen Technologies, Inc.	118,295	0.1
4,153 (1)	Madison Square Garden Entertainment Corp.	142,157	0.1
14,010 (1)	Magnite, Inc.	186,193	0.1
2,695	Marcus Corp.	30,642	0.0
2,685 (1)	MediaAlpha, Inc. - Class A	35,361	0.0
7,900 (1)	National CineMedia, Inc.	34,680	0.0
18,825 (1)	Nextdoor Holdings, Inc.	52,333	0.0
3,180 (1)	Ooma, Inc.	31,577	0.0
4,430 (1)	Outbrain, Inc.	22,061	0.0
11,555 (1)	Playstudios, Inc.	23,919	0.0
4,466 (1)	PubMatic, Inc. - Class A	90,704	0.1
5,673 (1)	QuinStreet, Inc.	94,115	0.1
2,706	Scholastic Corp.	95,982	0.1
5,398	Shenandoah Telecommunications Co.	88,149	0.0
2,609	Shutterstock, Inc.	100,968	0.1
3,527	Sinclair, Inc.	47,015	0.0
2,801 (1)	Sphere Entertainment Co.	98,203	0.1
1,968	Spok Holdings, Inc.	29,146	0.0
9,816 (1)	Stagwell, Inc.	66,945	0.0
2,867 (1)	TechTarget, Inc.	89,364	0.0
19,936	TEGNA, Inc.	277,908	0.1
10,414	Telephone and Data Systems, Inc.	215,882	0.1
3,567 (1)	Thryv Holdings, Inc.	63,564	0.0
10,228 (1)	TrueCar, Inc.	32,014	0.0
16,004 (1)	Vimeo, Inc.	59,695	0.0
8,629 (1)	Vivid Seats, Inc. - Class A	49,617	0.0
5,511 (1)	WideOpenWest, Inc.	29,814	0.0
6,839 (1)	Yelp, Inc.	252,701	0.1
4,755 (1)	Ziff Davis, Inc.	261,763	0.1
7,685 (1)	ZipRecruiter, Inc. - Class A	69,857	0.0
		6,567,744	2.5

	Consumer Discretionary: 9.8%
3,155 (1)	1-800-Flowers.com, Inc. - Class A	30,036	0.0
3,310	Aaron's Co., Inc.	33,034	0.0
5,324 (1)	Abercrombie & Fitch Co. - Class A	946,820	0.4
7,609	Academy Sports & Outdoors, Inc.	405,179	0.2

See Accompanying Notes to Financial Statements

75

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
5,973 (1)	Accel Entertainment, Inc.	$61,283	0.0
3,105	Acushnet Holdings Corp.	197,105	0.1
9,519 (1)	Adient PLC	235,214	0.1
4,113 (1)	Adtalem Global Education, Inc.	280,548	0.1
12,345 (1)	American Axle & Manufacturing Holdings, Inc.	86,292	0.0
19,225	American Eagle Outfitters, Inc.	383,731	0.2
1,751 (1)	American Public Education, Inc.	30,782	0.0
673 (1)	America's Car-Mart, Inc.	40,521	0.0
11,778 (1)	AMMO, Inc.	19,787	0.0
5,494	Arhaus, Inc.	93,067	0.0
9,331	Arko Corp.	58,505	0.0
2,135 (1)	Asbury Automotive Group, Inc.	486,502	0.2
8,811 (1)	Atmus Filtration Technologies, Inc.	253,581	0.1
3,068 (1)	Bally's Corp.	36,724	0.0
15,303 (1)	BARK, Inc.	27,698	0.0
3,256 (1)	Beazer Homes USA, Inc.	89,475	0.0
2,275 (1)	BJ's Restaurants, Inc.	78,942	0.0
8,801	Bloomin' Brands, Inc.	169,243	0.1
3,118 (1)	Boot Barn Holdings, Inc.	402,004	0.2
4,626 (1)	Brinker International, Inc.	334,876	0.1
3,354	Buckle, Inc.	123,897	0.1
1,503	Build-A-Bear Workshop, Inc.	37,981	0.0
3,646	Caleres, Inc.	122,506	0.1
4,443	Camping World Holdings, Inc. - Class A	79,352	0.0
1,525	Carriage Services, Inc.	40,931	0.0
892 (1)	Cavco Industries, Inc.	308,784	0.1
3,023	Century Communities, Inc.	246,858	0.1
5,012	Cheesecake Factory, Inc.	196,921	0.1
11,771 (1)	Chegg, Inc.	37,196	0.0
1,894 (1)	Chuy's Holdings, Inc.	49,092	0.0
3,983	Clarus Corp.	26,806	0.0
1,826	ContextLogic, Inc. - Class A	10,426	0.0
1,908 (1)	Cooper-Standard Holdings, Inc.	23,736	0.0
14,476 (1)	Coursera, Inc.	103,648	0.1
2,276	Cracker Barrel Old Country Store, Inc.	95,956	0.0
5,286 (1)	Cricut, Inc. - Class A	31,663	0.0
13,627	Dana, Inc.	165,159	0.1
3,439 (1)	Dave & Buster's Entertainment, Inc.	136,907	0.1
5,359 (1)	Denny's Corp.	38,049	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
4,580	Designer Brands, Inc. - Class A	$31,281	0.0
6,538 (1)	Despegar.com Corp.	86,496	0.0
7,372 (1)	Destination XL Group, Inc.	26,834	0.0
1,645	Dine Brands Global, Inc.	59,549	0.0
2,790 (1)	Dorman Products, Inc.	255,229	0.1
3,026 (1)	Dream Finders Homes, Inc. - Class A	78,131	0.0
2,975 (1)	El Pollo Loco Holdings, Inc.	33,647	0.0
2,588	Ethan Allen Interiors, Inc.	72,179	0.0
3,710 (1)(2)	European Wax Center, Inc. - Class A	36,840	0.0
8,542 (1)	Everi Holdings, Inc.	71,753	0.0
11,019 (1)	EVgo, Inc.	26,997	0.0
13,793 (1)	Figs, Inc. - Class A	73,517	0.0
3,238 (1)(2)	First Watch Restaurant Group, Inc.	56,859	0.0
622	Flexsteel Industries, Inc.	19,319	0.0
8,813	Foot Locker, Inc.	219,620	0.1
4,431 (1)	Fox Factory Holding Corp.	213,530	0.1
8,177 (1)	Frontdoor, Inc.	276,301	0.1
4,000 (1)	Full House Resorts, Inc.	20,000	0.0
3,799 (1)	Funko, Inc. - Class A	37,078	0.0
1,243 (1)	Genesco, Inc.	32,144	0.0
3,340 (1)	Gentherm, Inc.	164,729	0.1
2,500 (1)	GigaCloud Technology, Inc. - Class A	76,049	0.0
4,303 (1)	G-III Apparel Group Ltd.	116,482	0.1
13,776 (1)	Global Business Travel Group I	90,922	0.0
2,123	Golden Entertainment, Inc.	66,047	0.0
29,966 (1)	Goodyear Tire & Rubber Co.	340,114	0.1
15,286 (1)	GoPro, Inc. - Class A	21,706	0.0
357	Graham Holdings Co. - Class B	249,739	0.1
3,328 (1)	Green Brick Partners, Inc.	190,495	0.1
1,395	Group 1 Automotive, Inc.	414,706	0.2
2,463 (1)	Groupon, Inc.	37,683	0.0
6,559 (1)	GrowGeneration Corp.	14,102	0.0
37,371 (1)	Hanesbrands, Inc.	184,239	0.1
1,673	Haverty Furniture Cos., Inc.	42,310	0.0
2,525 (1)	Helen of Troy Ltd.	234,168	0.1
1,229	Hibbett, Inc.	107,181	0.1
8,041 (1)	Hilton Grand Vacations, Inc.	325,098	0.1
5,786 (1)	Holley, Inc.	20,714	0.0

See Accompanying Notes to Financial Statements

76

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
534 (1)	Hovnanian Enterprises, Inc. - Class A	$75,785	0.0
2,257 (1)	Inspired Entertainment, Inc.	20,652	0.0
2,529	Installed Building Products, Inc.	520,165	0.2
11,917	International Game Technology PLC	243,822	0.1
3,129 (1)	iRobot Corp.	28,505	0.0
2,015	Jack in the Box, Inc.	102,644	0.1
979 (1)	JAKKS Pacific, Inc.	17,534	0.0
7,008	KB Home	491,821	0.2
5,873	Kontoor Brands, Inc.	388,499	0.2
9,132	Krispy Kreme, Inc.	98,260	0.1
625 (1)	Kura Sushi USA, Inc. - Class A	39,431	0.0
1,715 (1)	Lands' End, Inc.	23,307	0.0
2,404 (1)	Landsea Homes Corp.	22,093	0.0
4,952 (1)	Latham Group, Inc.	15,005	0.0
14,310	Laureate Education, Inc.	213,791	0.1
4,620	La-Z-Boy, Inc.	172,234	0.1
2,602	LCI Industries	268,995	0.1
1,534 (1)	Legacy Housing Corp.	35,190	0.0
19,217 (1)	Leslie's, Inc.	80,519	0.0
2,207 (1)	LGI Homes, Inc.	197,504	0.1
6,207 (1)	Life Time Group Holdings, Inc.	116,878	0.1
3,278 (1)	Lincoln Educational Services Corp.	38,877	0.0
3,874 (1)	Lindblad Expeditions Holdings, Inc.	37,384	0.0
2,412 (1)	Livewire Group, Inc.	18,476	0.0
1,571 (1)	Lovesac Co.	35,473	0.0
35,588 (1)(2)	Luminar Technologies, Inc.	53,026	0.0
2,862 (1)	M/I Homes, Inc.	349,565	0.1
2,159 (1)	Malibu Boats, Inc. - Class A	75,651	0.0
2,333 (1)	MarineMax, Inc.	75,519	0.0
2,086 (1)	MasterCraft Boat Holdings, Inc.	39,384	0.0
3,778	Meritage Homes Corp.	611,469	0.2
9,876 (1)	Mister Car Wash, Inc.	70,317	0.0
5,453 (1)	Modine Manufacturing Co.	546,336	0.2
1,330	Monarch Casino & Resort, Inc.	90,613	0.0
4,105 (1)	Mondee Holdings, Inc.	9,852	0.0
3,153	Monro, Inc.	75,231	0.0
1,672	Movado Group, Inc.	41,566	0.0
8,319 (1)	National Vision Holdings, Inc.	108,896	0.1
3,772 (1)	ODP Corp.	148,126	0.1
10,799 (1)	OneSpaWorld Holdings Ltd.	165,981	0.1
1,388 (1)	OneWater Marine, Inc. - Class A	38,267	0.0
4,769 (1)	Overstock.com, Inc.	62,379	0.0
1,529	Oxford Industries, Inc.	153,129	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
3,409	Papa John's International, Inc.	$160,155	0.1
2,258	Patrick Industries, Inc.	245,106	0.1
35,729 (1)	Peloton Interactive, Inc. - Class A	120,764	0.1
6,986	Perdoceo Education Corp.	149,640	0.1
8,948 (1)	Petco Health & Wellness Co., Inc.	33,823	0.0
4,777	Phinia, Inc.	188,023	0.1
4,259 (1)	PlayAGS, Inc.	48,978	0.0
5,668 (1)	Portillo's, Inc. - Class A	55,093	0.0
3,136 (1)	Potbelly Corp.	25,182	0.0
957	RCI Hospitality Holdings, Inc.	41,687	0.0
10,593 (1)	RealReal, Inc.	33,791	0.0
5,149	Red Rock Resorts, Inc. - Class A	282,835	0.1
5,730	Rent-A-Center, Inc.	175,911	0.1
4,184 (1)	Revolve Group, Inc.	66,567	0.0
817	Rocky Brands, Inc.	30,196	0.0
8,018 (1)	Rush Street Interactive, Inc.	76,893	0.0
11,252 (1)	Sally Beauty Holdings, Inc.	120,734	0.1
2,801 (1)	Savers Value Village, Inc.	34,284	0.0
3,696 (1)	SeaWorld Entertainment, Inc.	200,730	0.1
3,962 (1)	Shake Shack, Inc. - Class A	356,580	0.1
2,067	Shoe Carnival, Inc.	76,252	0.0
4,515	Signet Jewelers Ltd.	404,454	0.2
7,636	Six Flags Entertainment Corp.	253,057	0.1
5,710 (1)	Skyline Champion Corp.	386,852	0.2
2,348 (1)	Sleep Number Corp.	22,470	0.0
5,123	Smith & Wesson Brands, Inc.	73,464	0.0
17,267 (1)	Solid Power, Inc.	28,491	0.0
1,581	Sonic Automotive, Inc. - Class A	86,117	0.0
13,076 (1)	Sonos, Inc.	193,002	0.1
2,411	Standard Motor Products, Inc.	66,857	0.0
7,566	Steven Madden Ltd.	320,042	0.1
9,720 (1)	Stitch Fix, Inc. - Class A	40,338	0.0
3,181 (1)	Stoneridge, Inc.	50,769	0.0
2,346	Strategic Education, Inc.	259,608	0.1
4,477 (1)	Stride, Inc.	315,629	0.1
1,888	Sturm Ruger & Co., Inc.	78,635	0.0
17,182 (1)	Super Group SGHC Ltd.	55,498	0.0
1,548	Superior Group of Cos., Inc.	29,272	0.0

See Accompanying Notes to Financial Statements

77

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary: (continued)
10,436 (1)	Sweetgreen, Inc. - Class A	$314,541	0.1
3,729 (1)	Target Hospitality Corp.	32,480	0.0
10,925 (1)	Taylor Morrison Home Corp.	605,682	0.2
9,386 (1)	ThredUp, Inc. - Class A	15,956	0.0
2,600 (1)	Tilly's, Inc. - Class A	15,678	0.0
14,976 (1)	Topgolf Callaway Brands Corp.	229,133	0.1
9,875 (1)	Tri Pointe Homes, Inc.	367,844	0.2
10,127 (1)	Udemy, Inc.	87,396	0.0
4,331 (1)	Universal Technical Institute, Inc.	68,127	0.0
6,764 (1)	Urban Outfitters, Inc.	277,662	0.1
2,787 (1)	Vera Bradley, Inc.	17,447	0.0
8,317 (1)	Victoria's Secret & Co.	146,961	0.1
6,239 (1)	Vista Outdoor, Inc.	234,898	0.1
2,847 (1)	Visteon Corp.	303,775	0.1
9,451 (1)	Vizio Holding Corp. - Class A	102,071	0.1
9,288 (1)	Warby Parker, Inc. - Class A	149,165	0.1
323	Winmark Corp.	113,899	0.1
2,974	Winnebago Industries, Inc.	161,191	0.1
8,435	Wolverine World Wide, Inc.	114,041	0.1
2,693 (1)	XPEL, Inc.	95,763	0.0
2,552 (1)	Xponential Fitness, Inc. - Class A	39,811	0.0
1,899 (1)	Zumiez, Inc.	36,993	0.0
		25,817,049	9.8
	Consumer Staples: 2.8%
3,487	Andersons, Inc.	172,955	0.1
8,217	B&G Foods, Inc.	66,393	0.0
8,397 (1)	Beauty Health Co.	16,122	0.0
6,263 (1)(2)	Beyond Meat, Inc.	42,025	0.0
5,647 (1)	BRC, Inc. - Class A	34,616	0.0
1,882	Calavo Growers, Inc.	42,721	0.0
4,295	Cal-Maine Foods, Inc.	262,467	0.1
562 (1)	Central Garden & Pet Co.	21,637	0.0
6,076 (1)	Central Garden & Pet Co. - Class A	200,690	0.1
3,691 (1)	Chefs' Warehouse, Inc.	144,355	0.1
8,141	Dole PLC	99,646	0.0
5,746 (1)	Duckhorn Portfolio, Inc.	40,797	0.0
5,119	Edgewell Personal Care Co.	205,733	0.1
7,552	Energizer Holdings, Inc.	223,086	0.1
3,797	Fresh Del Monte Produce, Inc.	82,964	0.0
9,761 (1)	Hain Celestial Group, Inc.	67,449	0.0
10,550 (1)	Herbalife Ltd.	109,615	0.0
5,913 (1)	HF Foods Group, Inc.	17,739	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples: (continued)
8,721 (1)	Honest Co., Inc.	$25,464	0.0
1,612	Ingles Markets, Inc. - Class A	110,599	0.1
1,898	Inter Parfums, Inc.	220,225	0.1
2,270 (1)	Ispire Technology, Inc.	18,160	0.0
1,619	J & J Snack Foods Corp.	262,877	0.1
1,011	John B Sanfilippo & Son, Inc.	98,239	0.0
2,058	Lancaster Colony Corp.	388,900	0.2
2,123	Limoneira Co.	44,180	0.0
3,840 (1)	Mama's Creations, Inc.	25,881	0.0
1,090	Medifast, Inc.	23,784	0.0
1,633	MGP Ingredients, Inc.	121,495	0.1
5,552 (1)	Mission Produce, Inc.	54,854	0.0
2,554	National Beverage Corp.	130,867	0.1
1,188	Natural Grocers by Vitamin Cottage, Inc.	25,185	0.0
1,669 (1)	Nature's Sunshine Products, Inc.	25,152	0.0
5,193	Nu Skin Enterprises, Inc. - Class A	54,734	0.0
589	Oil-Dri Corp. of America	37,749	0.0
15,304 (1)	Olaplex Holdings, Inc.	23,568	0.0
2,648	PriceSmart, Inc.	215,018	0.1
16,436	Primo Water Corp.	359,291	0.1
593 (1)	Seneca Foods Corp. - Class A	34,038	0.0
9,643 (1)	Simply Good Foods Co.	348,402	0.1
3,896	SpartanNash Co.	73,089	0.0
10,614 (1)	Sprouts Farmers Market, Inc.	887,967	0.3
9,983 (1)	SunOpta, Inc.	53,908	0.0
5,205 (1)	TreeHouse Foods, Inc.	190,711	0.1
1,986	Turning Point Brands, Inc.	63,731	0.0
6,280 (1)	United Natural Foods, Inc.	82,268	0.0
2,554	Universal Corp.	123,077	0.1
1,253 (1)	USANA Health Sciences, Inc.	56,686	0.0
7,540 (2)	Utz Brands, Inc.	125,466	0.1
15,553	Vector Group Ltd.	164,395	0.1
14,672 (1)	Veru, Inc.	12,344	0.0
1,327	Village Super Market, Inc. - Class A	35,046	0.0
4,153 (1)	Vita Coco Co., Inc.	115,661	0.1
3,467 (1)	Vital Farms, Inc.	162,152	0.1
3,278 (1)	Waldencast PLC - Class A	11,768	0.0
1,430	WD-40 Co.	314,085	0.1
1,820	Weis Markets, Inc.	114,241	0.1
4,006 (1)	Westrock Coffee Co.	40,981	0.0
6,962	WK Kellogg Co.	114,595	0.1
		7,241,843	2.8

See Accompanying Notes to Financial Statements

78

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer, Non-cyclical: 0.0%
6,407	Canoo, Inc.	$13,647	0.0
2,763	Fibrobiologics, Inc.	13,787	0.0
3,559 (3)(4)	Inhibrx, Inc.	14,627	0.0
7,283	Regulus Therapeutics, Inc.	13,000	0.0
5,630	Renovaro, Inc.	9,853	0.0
15,440	Rigetti Computing, Inc.	16,521	0.0
		81,435	0.0
	Energy: 6.5%
4,749 (1)	Amplify Energy Corp.	32,198	0.0
16,406	Archrock, Inc.	331,729	0.1
4,479	Ardmore Shipping Corp.	100,912	0.0
7,348	Atlas Energy Solutions, Inc.	146,446	0.1
8,449	Berry Corp.	54,581	0.0
25,331 (2)	Borr Drilling Ltd.	163,385	0.1
2,759 (1)	Bristow Group, Inc.	92,509	0.0
6,923 (2)	Cactus, Inc. - Class A	365,119	0.1
7,273	California Resources Corp.	387,069	0.2
1,523 (1)	Centrus Energy Corp. - Class A	65,108	0.0
20,027	ChampionX Corp.	665,097	0.3
18,688 (1)	Clean Energy Fuels Corp.	49,897	0.0
15,750 (1)	CNX Resources Corp.	382,725	0.2
9,700 (2)	Comstock Resources, Inc.	100,686	0.0
3,144 (1)	CONSOL Energy, Inc.	320,782	0.1
5,275	Core Laboratories, Inc.	107,030	0.1
10,100	Crescent Energy Co. - Class A	119,685	0.1
3,565	CVR Energy, Inc.	95,435	0.0
6,691	Delek US Holdings, Inc.	165,669	0.1
14,344	DHT Holdings, Inc.	165,960	0.1
10,847 (1)	Diamond Offshore Drilling, Inc.	168,020	0.1
5,127	Diversified Energy Co. PLC	69,162	0.0
2,251 (1)	DMC Global, Inc.	32,459	0.0
3,671	Dorian LPG Ltd.	154,035	0.1
3,967 (1)	Dril-Quip, Inc.	73,786	0.0
194	Empire Petroleum Corp.	1,001	0.0
19,476 (1)	Encore Energy Corp.	76,735	0.0
17,342 (1)(2)	Energy Fuels, Inc./ Canada	105,092	0.0
45,661	Equitrans Midstream Corp.	592,680	0.2
2,041	Excelerate Energy, Inc. - Class A	37,636	0.0
10,129 (1)	Expro Group Holdings NV	232,157	0.1
3,338	FLEX LNG Ltd.	90,260	0.0
10,412	Golar LNG Ltd.	326,416	0.1
6,200	Granite Ridge Resources, Inc.	39,246	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
6,742 (1)	Green Plains, Inc.	$106,928	0.0
1,356 (1)	Gulfport Energy Corp.	204,756	0.1
2,932 (1)	Hallador Energy Co.	22,782	0.0
15,440 (1)	Helix Energy Solutions Group, Inc.	184,354	0.1
10,210	Helmerich & Payne, Inc.	368,989	0.1
1,837	HighPeak Energy, Inc.	25,828	0.0
4,298	International Seaways, Inc.	254,141	0.1
4,073	Kinetik Holdings, Inc.	168,785	0.1
2,346	Kodiak Gas Services, Inc.	63,952	0.0
49,540 (1)	Kosmos Energy Ltd.	274,452	0.1
17,133	Liberty Energy, Inc.	357,908	0.1
17,950	Magnolia Oil & Gas Corp. - Class A	454,853	0.2
15,101	Murphy Oil Corp.	622,765	0.2
991 (1)	Nabors Industries Ltd.	70,520	0.0
1,415 (1)	Natural Gas Services Group, Inc.	28,469	0.0
9,664 (1)	Newpark Resources, Inc.	80,308	0.0
12,440 (1)	NextDecade Corp.	98,774	0.0
12,050	Noble Corp. PLC	538,032	0.2
21,768	Nordic American Tankers Ltd.	86,637	0.0
10,298	Northern Oil and Gas, Inc.	382,777	0.2
10,821 (1)	Oceaneering International, Inc.	256,025	0.1
7,299 (1)	Oil States International, Inc.	32,408	0.0
6,770	Overseas Shipholding Group, Inc. - Class A	57,410	0.0
6,082 (1)	Par Pacific Holdings, Inc.	153,570	0.1
42,063	Patterson-UTI Energy, Inc.	435,773	0.2
11,231	PBF Energy, Inc. - Class A	516,851	0.2
13,451	Peabody Energy Corp.	297,536	0.1
2,673 (1)(2)	ProFrac Holding Corp. - Class A	19,807	0.0
10,019 (1)	ProPetro Holding Corp.	86,865	0.0
1,734 (1)	REX American Resources Corp.	79,053	0.0
1,279	Riley Exploration Permian, Inc.	36,208	0.0
17,970 (1)	Ring Energy, Inc.	30,369	0.0
9,787	RPC, Inc.	61,169	0.0
5,590 (1)	Sable Offshore Corp.	84,240	0.0
3,867	SandRidge Energy, Inc.	50,000	0.0
4,948	Scorpio Tankers, Inc.	402,223	0.2
2,964 (1)	SEACOR Marine Holdings, Inc.	39,984	0.0
7,887 (1)	Seadrill Ltd.	406,180	0.2
10,220	Select Water Solutions, Inc.	109,354	0.1

See Accompanying Notes to Financial Statements

79

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Energy: (continued)
12,204	SFL Corp. Ltd.	$169,392	0.1
2,265 (1)	SilverBow Resources, Inc.	85,685	0.0
8,806	Sitio Royalties Corp. - Class A	207,910	0.1
11,966	SM Energy Co.	517,290	0.2
3,545	Solaris Oilfield Infrastructure, Inc. - Class A	30,416	0.0
15,663 (1)	Talos Energy, Inc.	190,305	0.1
6,979 (1)	Teekay Corp.	62,602	0.0
2,575	Teekay Tankers Ltd. - Class A	177,186	0.1
14,313 (1)	TETRA Technologies, Inc.	49,523	0.0
5,159 (1)	Tidewater, Inc.	491,188	0.2
76,867 (1)	Transocean Ltd.	411,231	0.2
41,775 (1)	Uranium Energy Corp.	251,068	0.1
30,795 (1)	Ur-Energy, Inc.	43,113	0.0
8,094 (1)	US Silica Holdings, Inc.	125,052	0.1
11,794	VAALCO Energy, Inc.	73,948	0.0
6,624 (1)	Valaris Ltd.	493,488	0.2
2,969 (1)	Vital Energy, Inc.	133,071	0.1
2,815	Vitesse Energy, Inc.	66,715	0.0
12,066 (2)	W&T Offshore, Inc.	25,821	0.0
6,211	World Fuel Services Corp.	160,244	0.1
		17,226,990	6.5
	Financials: 16.8%
2,220	1st Source Corp.	119,036	0.1
1,157	ACNB Corp.	41,964	0.0
2,171	Alerus Financial Corp.	42,573	0.0
3,975 (1)	AlTi Global, Inc.	20,710	0.0
2,173	Amalgamated Financial Corp.	59,540	0.0
2,040	A-Mark Precious Metals, Inc.	66,035	0.0
4,771 (1)	Ambac Financial Group, Inc.	61,164	0.0
3,596	Amerant Bancorp, Inc.	81,629	0.0
2,701 (1)	American Coastal Insurance Corp.	28,496	0.0
6,842	Ameris Bancorp	344,495	0.1
2,094	AMERISAFE, Inc.	91,906	0.0
15,758	Apollo Commercial Real Estate Finance, Inc.	154,271	0.1
19,453 (2)	Arbor Realty Trust, Inc.	279,151	0.1
6,743	Ares Commercial Real Estate Corp.	44,841	0.0
4,948	ARMOUR Residential REIT, Inc.	95,892	0.0
2,117	Arrow Financial Corp.	55,148	0.0
6,513	Artisan Partners Asset Management, Inc. - Class A	268,792	0.1
2,397 (1)	AssetMark Financial Holdings, Inc.	82,816	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
15,213	Associated Banc-Corp. $	$321,755	0.1
9,562	Atlantic Union Bankshares Corp.	314,112	0.1
18,277 (1)	AvidXchange Holdings, Inc.	220,421	0.1
5,723 (1)	Axos Financial, Inc.	327,069	0.1
2,169	B Riley Financial, Inc.	38,261	0.0
14,423	Banc of California, Inc.	184,326	0.1
2,312	BancFirst Corp.	202,762	0.1
3,063	Banco Latinoamericano de Comercio Exterior SA - Class E	90,879	0.0
5,314 (1)	Bancorp, Inc.	200,657	0.1
1,196 (2)	Bank First Corp.	98,778	0.0
4,026	Bank of Hawaii Corp.	230,327	0.1
5,073	Bank of NT Butterfield & Son Ltd.	178,164	0.1
7,716	BankUnited, Inc.	225,847	0.1
3,639	Banner Corp.	180,640	0.1
2,107	Bar Harbor Bankshares	56,636	0.0
4,779	Berkshire Hills Bancorp, Inc.	108,961	0.1
39,110	BGC Group, Inc. - Class A	324,613	0.1
18,287	Blackstone Mortgage Trust, Inc. - Class A	318,560	0.1
3,071 (1)	Blue Foundry Bancorp	27,854	0.0
5,232	Bread Financial Holdings, Inc.	233,138	0.1
3,271 (1)	Bridgewater Bancshares, Inc.	37,976	0.0
3,260	Brightsphere Investment Group, Inc.	72,274	0.0
15,500	BrightSpire Capital, Inc.	88,350	0.0
9,786	Brookline Bancorp, Inc.	81,713	0.0
7,004 (1)	BRP Group, Inc. - Class A	248,432	0.1
21,232	Burford Capital Ltd.	277,071	0.1
1,493	Burke & Herbert Financial Services Corp.	76,113	0.0
3,259	Business First Bancshares, Inc.	70,916	0.0
3,861	Byline Bancorp, Inc.	91,660	0.0
18,954	Cadence Bank	536,019	0.2
944	Cambridge Bancorp	65,136	0.0
1,897	Camden National Corp.	62,601	0.0
6,958	Cannae Holdings, Inc.	126,218	0.1
6,863 (1)	Cantaloupe, Inc.	45,296	0.0
1,939	Capital City Bank Group, Inc.	55,145	0.0
13,884	Capitol Federal Financial, Inc.	76,223	0.0
3,184 (1)	Carter Bankshares, Inc.	48,142	0.0

See Accompanying Notes to Financial Statements

80

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,597	Cass Information Systems, Inc.	$63,992	0.0
7,307	Cathay General Bancorp	275,620	0.1
3,113	Central Pacific Financial Corp.	65,996	0.0
8,775	Chimera Investment Corp.	112,320	0.1
2,313	Citizens & Northern Corp.	41,380	0.0
629	Citizens Financial Services, Inc.	28,267	0.0
1,620	City Holding Co.	172,125	0.1
2,474	Civista Bancshares, Inc.	38,322	0.0
9,905	Claros Mortgage Trust, Inc.	79,438	0.0
3,066	CNB Financial Corp.	62,577	0.0
11,324	CNO Financial Group, Inc.	313,901	0.1
1,371 (1)	Coastal Financial Corp.	63,258	0.0
2,850	Cohen & Steers, Inc.	206,796	0.1
3,824 (1)	Columbia Financial, Inc.	57,245	0.0
5,486	Community Bank System, Inc.	258,994	0.1
1,991	Community Trust Bancorp, Inc.	86,927	0.0
2,137	Community West Bancshares	39,534	0.0
7,321	Compass Diversified Holdings	160,257	0.1
4,244	ConnectOne Bancorp, Inc.	80,169	0.0
5,466 (1)	CrossFirst Bankshares, Inc.	76,633	0.0
3,109 (1)	Customers Bancorp, Inc.	149,170	0.1
13,935	CVB Financial Corp.	240,239	0.1
323	Diamond Hill Investment Group, Inc.	45,462	0.0
3,954	Dime Community Bancshares, Inc.	80,662	0.0
2,779 (1)	Donnelley Financial Solutions, Inc.	165,684	0.1
6,615	Dynex Capital, Inc.	78,983	0.0
3,088	Eagle Bancorp, Inc.	58,363	0.0
16,412	Eastern Bankshares, Inc.	229,440	0.1
9,329 (2)	Ellington Financial, Inc.	112,694	0.1
2,801	Employers Holdings, Inc.	119,407	0.1
3,394	Enact Holdings, Inc.	104,060	0.0
2,531 (1)	Encore Capital Group, Inc.	105,619	0.1
2,933 (1)	Enova International, Inc.	182,579	0.1
1,337 (1)	Enstar Group Ltd.	408,721	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,540	Enterprise Bancorp, Inc.	$38,315	0.0
4,113	Enterprise Financial Services Corp.	168,263	0.1
1,844	Equity Bancshares, Inc. - Class A	64,909	0.0
942	Esquire Financial Holdings, Inc.	44,839	0.0
10,923	Essent Group Ltd.	613,763	0.2
2,068	F&G Annuities & Life, Inc.	78,687	0.0
1,592	Farmers & Merchants Bancorp, Inc./Archbold OH	36,966	0.0
4,974	Farmers National Banc Corp.	62,125	0.0
3,904	FB Financial Corp.	152,373	0.1
982	Federal Agricultural Mortgage Corp. - Class C	177,565	0.1
5,208	Fidelis Insurance Holdings Ltd.	84,942	0.0
794	Fidelity D&D Bancorp, Inc.	34,777	0.0
2,153	Financial Institutions, Inc.	41,596	0.0
1,893	First Bancorp, Inc.	47,041	0.0
17,162	First BanCorp/Puerto Rico	313,893	0.1
4,393	First Bancorp/Southern Pines NC	140,225	0.1
3,416	First Bancshares, Inc.	88,748	0.0
5,998	First Busey Corp.	145,212	0.1
11,063	First Commonwealth Financial Corp.	152,780	0.1
2,343	First Community Bankshares, Inc.	86,316	0.0
10,036	First Financial Bancorp	223,000	0.1
13,666	First Financial Bankshares, Inc.	403,557	0.2
1,451	First Financial Corp.	53,513	0.0
5,694	First Foundation, Inc.	37,296	0.0
8,398	First Interstate BancSystem, Inc. - Class A	233,212	0.1
6,207	First Merchants Corp.	206,631	0.1
2,986	First Mid Bancshares, Inc.	98,180	0.0
4,153	FirstCash Holdings, Inc.	435,567	0.2
2,137	Five Star Bancorp	50,540	0.0
3,202	Flushing Financial Corp.	42,106	0.0
12,706 (1)	Flywire Corp.	208,251	0.1
13,109 (1)	Forge Global Holdings, Inc.	19,139	0.0
10,097	Franklin BSP Realty Trust, Inc.	127,222	0.1
18,333	Fulton Financial Corp.	311,294	0.1

See Accompanying Notes to Financial Statements

81

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
5,699	GCM Grosvenor, Inc. - Class A	$55,622	0.0
46,461 (1)	Genworth Financial, Inc. - Class A	280,624	0.1
3,293	German American Bancorp, Inc.	116,408	0.1
11,988	Glacier Bancorp, Inc.	447,392	0.2
2,485 (1)	Goosehead Insurance, Inc. - Class A	142,738	0.1
1,218	Great Southern Bancorp, Inc.	67,733	0.0
5,836 (1)	Green Dot Corp. - Class A	55,150	0.0
887	Greene County Bancorp, Inc.	29,901	0.0
4,015 (1)	Greenlight Capital Re Ltd. - Class A	52,597	0.0
4,031	Hamilton Lane, Inc. - Class A	498,151	0.2
8,986	Hancock Whitney Corp.	429,800	0.2
3,510	Hanmi Financial Corp.	58,687	0.0
11,904	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	352,358	0.1
5,383	HarborOne Bancorp, Inc.	59,913	0.0
857	HCI Group, Inc.	78,990	0.0
4,477	Heartland Financial USA, Inc.	199,003	0.1
7,185	Heritage Commerce Corp.	62,510	0.0
4,046	Heritage Financial Corp.	72,949	0.0
2,585 (1)	Heritage Insurance Holdings, Inc.	18,302	0.0
4,898	Hilltop Holdings, Inc.	153,209	0.1
192	Hingham Institution For Savings The	34,345	0.0
2,164 (1)	Hippo Holdings, Inc.	37,199	0.0
1,154	Home Bancorp, Inc.	46,172	0.0
19,563	Home BancShares, Inc.	468,730	0.2
1,996	HomeStreet, Inc.	22,754	0.0
2,076	HomeTrust Bancshares, Inc.	62,342	0.0
12,253	Hope Bancorp, Inc.	131,597	0.1
4,361	Horace Mann Educators Corp.	142,256	0.1
5,297	Horizon Bancorp, Inc.	65,524	0.0
4,539	Independent Bank Corp.	230,218	0.1
2,579	Independent Bank Corp. Michigan	69,633	0.0
3,816	Independent Bank Group, Inc.	173,704	0.1
5,712	International Bancshares Corp.	326,784	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
3,422 (1)	International Money Express, Inc.	$71,315	0.0
4,321	Invesco Mortgage Capital, Inc.	40,488	0.0
177	Investors Title Co.	31,883	0.0
8,071	Jackson Financial, Inc. - Class A	599,352	0.2
4,023	James River Group Holdings Ltd.	31,098	0.0
1,758	John Marshall Bancorp, Inc.	30,660	0.0
6,781	Kearny Financial Corp.	41,703	0.0
7,131	KKR Real Estate Finance Trust, Inc.	64,536	0.0
13,344	Ladder Capital Corp.	150,654	0.1
2,704	Lakeland Financial Corp.	166,350	0.1
5,384 (1)(2)	Lemonade, Inc.	88,836	0.0
11,515 (1)	LendingClub Corp.	97,417	0.0
1,083 (1)	LendingTree, Inc.	45,042	0.0
3,737	Live Oak Bancshares, Inc.	131,019	0.1
3,368	Macatawa Bank Corp.	49,173	0.0
11,114 (1)	Maiden Holdings Ltd.	22,895	0.0
49,369 (1)	Marqeta, Inc. - Class A	270,542	0.1
5,175	MBIA, Inc.	28,411	0.0
1,933	Mercantile Bank Corp.	78,422	0.0
1,854	Merchants Bancorp	75,161	0.0
2,854	Mercury General Corp.	151,662	0.1
2,778	Metrocity Bankshares, Inc.	73,339	0.0
1,180 (1)	Metropolitan Bank Holding Corp.	49,666	0.0
11,611	MFA Financial, Inc.	123,541	0.1
1,837	Mid Penn Bancorp, Inc.	40,322	0.0
1,177	Middlefield Banc Corp.	28,307	0.0
2,709	Midland States Bancorp, Inc.	61,359	0.0
1,829	MidWestOne Financial Group, Inc.	41,134	0.0
7,370	Moelis & Co. - Class A	419,058	0.2
907 (1)	Moneylion, Inc.	66,699	0.0
6,720 (1)	Mr Cooper Group, Inc.	545,866	0.2
1,822	MVB Financial Corp.	33,962	0.0
3,989	National Bank Holdings Corp. - Class A	155,770	0.1
227	National Western Life Group, Inc. - Class A	112,805	0.1
8,402	Navient Corp.	122,333	0.1
4,283 (1)	NB Bancorp, Inc.	64,586	0.0
5,003	NBT Bancorp, Inc.	193,116	0.1
1,572	Nelnet, Inc. - Class A	158,552	0.1
4,235 (1)	NerdWallet, Inc. - Class A	61,831	0.0
80,489	New York Community Bancorp, Inc.	259,175	0.1
10,976	New York Mortgage Trust, Inc.	64,100	0.0
2,747	NewtekOne, Inc.	34,530	0.0

See Accompanying Notes to Financial Statements

82

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
1,556	Nicolet Bankshares, Inc.	$129,210	0.1
8,387 (1)	NMI Holdings, Inc. - Class A	285,493	0.1
889	Northeast Bank	54,105	0.0
4,856	Northfield Bancorp, Inc.	46,035	0.0
714	Northrim BanCorp, Inc.	41,154	0.0
13,445	Northwest Bancshares, Inc.	155,290	0.1
1,132	Norwood Financial Corp.	28,730	0.0
6,300	OceanFirst Financial Corp.	100,107	0.0
4,990	OFG Bancorp	186,876	0.1
32,605	Old National Bancorp	560,480	0.2
5,252	Old Second Bancorp, Inc.	77,782	0.0
11,149 (1)	Open Lending Corp.	62,211	0.0
673	Orange County Bancorp, Inc.	35,588	0.0
5,555 (2)	Orchid Island Capital, Inc.	46,329	0.0
3,393	Origin Bancorp, Inc.	107,626	0.1
2,115	Orrstown Financial Services, Inc.	57,866	0.0
20,580 (1)	Oscar Health, Inc. - Class A	325,576	0.1
4,666	P10, Inc. - Class A	39,568	0.0
9,958	Pacific Premier Bancorp, Inc.	228,735	0.1
20,354 (1)	Pagseguro Digital Ltd. - Class A	237,938	0.1
2,608 (1)	Palomar Holdings, Inc.	211,639	0.1
1,565	Park National Corp.	222,762	0.1
2,719	Pathward Financial, Inc.	153,814	0.1
5,781	Patria Investments Ltd. - Class A	69,719	0.0
30,163 (1)	Payoneer Global, Inc.	167,103	0.1
3,472 (1)	Paysafe Ltd.	61,385	0.0
2,089	Peapack-Gladstone Financial Corp.	47,316	0.0
2,801	PennyMac Financial Services, Inc.	264,975	0.1
9,623	PennyMac Mortgage Investment Trust	132,316	0.1
3,981	Peoples Bancorp, Inc.	119,430	0.1
1,208	Peoples Financial Services Corp.	55,012	0.0
5,732	Perella Weinberg Partners	93,145	0.0
1,811	Piper Sandler Cos.	416,838	0.2
2,459	PJT Partners, Inc. - Class A	265,351	0.1
910	Plumas Bancorp	32,742	0.0
4,146 (1)	PRA Group, Inc.	81,510	0.0
1,415	Preferred Bank/Los Angeles CA	106,818	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
4,071	Premier Financial Corp.	$83,293	0.0
5,955 (1)	ProAssurance Corp.	72,770	0.0
4,610	PROG Holdings, Inc.	159,875	0.1
13,554	Provident Financial Services, Inc.	194,500	0.1
1,925	QCR Holdings, Inc.	115,500	0.1
15,910	Radian Group, Inc.	494,801	0.2
17,824	Ready Capital Corp.	145,800	0.1
846	Red River Bancshares, Inc.	40,600	0.0
14,929	Redwood Trust, Inc.	96,889	0.0
1,045	Regional Management Corp.	30,033	0.0
15,328 (1)	Remitly Global, Inc.	185,775	0.1
5,941	Renasant Corp.	181,438	0.1
1,221	Republic Bancorp, Inc. - Class A	65,458	0.0
918 (1)	Root, Inc. - Class A	47,377	0.0
4,239	S&T Bancorp, Inc.	141,540	0.1
1,664	Safety Insurance Group, Inc.	124,850	0.1
4,781	Sandy Spring Bancorp, Inc.	116,465	0.1
8,880	Seacoast Banking Corp. of Florida	209,923	0.1
6,403	Selective Insurance Group, Inc.	600,794	0.2
14,624 (1)	Selectquote, Inc.	40,362	0.0
5,398	ServisFirst Bancshares, Inc.	341,100	0.1
254 (1)	Sezzle, Inc.	22,407	0.0
13,159	Simmons First National Corp. - Class A	231,335	0.1
10,640 (1)	SiriusPoint Ltd.	129,808	0.1
3,969 (1)	Skyward Specialty Insurance Group, Inc.	143,598	0.1
2,372	SmartFinancial, Inc.	56,145	0.0
1,847	South Plains Financial, Inc.	49,869	0.0
1,257 (1)	Southern First Bancshares, Inc.	36,755	0.0
1,273	Southern Missouri Bancorp, Inc.	57,298	0.0
3,308	Southside Bancshares, Inc.	91,334	0.0
7,839	SouthState Corp.	599,056	0.2
5,563	Stellar Bancorp, Inc.	127,726	0.1
5,641	StepStone Group, Inc. - Class A	258,866	0.1
2,846	Stewart Information Services Corp.	176,680	0.1
2,991	Stock Yards Bancorp, Inc.	148,563	0.1
30,018 (1)	StoneCo Ltd. - Class A	359,916	0.1
2,938 (1)	StoneX Group, Inc.	221,261	0.1
4,805 (1)	Texas Capital Bancshares, Inc.	293,778	0.1
1,787 (1)	Third Coast Bancshares, Inc.	38,010	0.0

See Accompanying Notes to Financial Statements

83

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: (continued)
2,988	Tiptree, Inc.	$49,272	0.0
1,555	Tompkins Financial Corp.	76,040	0.0
7,624	Towne Bank/ Portsmouth VA	207,906	0.1
7,730	TPG RE Finance Trust, Inc.	66,787	0.0
3,576	TriCo Bancshares	141,502	0.1
2,327 (1)	Triumph Financial, Inc.	190,232	0.1
4,080 (1)(2)	Trupanion, Inc.	119,952	0.1
2,292	TrustCo Bank Corp. NY	65,941	0.0
6,469	Trustmark Corp.	194,329	0.1
11,127	Two Harbors Investment Corp.	146,988	0.1
4,626 (1)	UMB Financial Corp.	385,901	0.2
13,854	United Bankshares, Inc.	449,424	0.2
12,429	United Community Banks, Inc.	316,442	0.1
2,496	United Fire Group, Inc.	53,639	0.0
2,726	Universal Insurance Holdings, Inc.	51,140	0.0
3,562	Univest Financial Corp.	81,320	0.0
8,047 (1)(2)	Upstart Holdings, Inc.	189,829	0.1
44,932	Valley National Bancorp	313,625	0.1
5,603	Veritex Holdings, Inc.	118,167	0.1
4,279	Victory Capital Holdings, Inc. - Class A	204,237	0.1
710	Virtus Investment Partners, Inc.	160,354	0.1
3,352	Walker & Dunlop, Inc.	329,166	0.1
7,009	Washington Federal, Inc.	200,317	0.1
1,986	Washington Trust Bancorp, Inc.	54,436	0.0
2,239	Waterstone Financial, Inc.	28,637	0.0
6,348	WesBanco, Inc.	177,173	0.1
2,121	West BanCorp, Inc.	37,966	0.0
2,869	Westamerica BanCorp	139,233	0.1
14,946	WisdomTree, Inc.	148,115	0.1
434 (1)	World Acceptance Corp.	53,634	0.0
6,305	WSFS Financial Corp.	296,335	0.1
		44,177,307	16.8
	Foreign Stock: 0.0%
5,964	METALS ACQUISITION Ltd.-A	81,645	0.0

	Health Care: 17.0%
5,156 (1)	2seventy bio, Inc.	19,851	0.0
5,313 (1)	4D Molecular Therapeutics, Inc.	111,520	0.1
8,673 (1)	89bio, Inc.	69,471	0.0
8,628 (1)	Absci Corp.	26,574	0.0

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
12,627 (1)	ACADIA Pharmaceuticals, Inc.	$205,189	0.1
8,004 (1)	Accolade, Inc.	28,654	0.0
11,434 (1)	Accuray, Inc.	20,810	0.0
7,937 (1)	ACELYRIN, Inc.	35,002	0.0
4,172 (1)	Achieve Life Sciences, Inc.	19,608	0.0
3,315 (1)	Actinium Pharmaceuticals, Inc.	24,531	0.0
10,829 (1)	AdaptHealth Corp.	108,290	0.1
12,597 (1)	Adaptive Biotechnologies Corp.	45,601	0.0
7,649 (1)	ADC Therapeutics SA	24,170	0.0
1,687 (1)	Addus HomeCare Corp.	195,878	0.1
23,882 (1)	ADMA Biologics, Inc.	267,001	0.1
2,302 (1)	Adverum Biotechnologies, Inc.	15,792	0.0
2,173 (1)	Agenus, Inc.	36,398	0.0
32,837 (1)	agilon health, Inc.	214,754	0.1
5,983 (1)	Agios Pharmaceuticals, Inc.	257,987	0.1
22,715 (1)	Akebia Therapeutics, Inc.	23,169	0.0
7,178 (1)	Akero Therapeutics, Inc.	168,396	0.1
5,592 (1)	Aldeyra Therapeutics, Inc.	18,510	0.0
8,824 (1)	Alector, Inc.	40,061	0.0
10,860 (1)	Alignment Healthcare, Inc.	84,925	0.0
17,736 (1)	Alkermes PLC	427,438	0.2
11,360 (1)	Allogene Therapeutics, Inc.	26,469	0.0
10,814 (1)	Alphatec Holdings, Inc.	113,006	0.1
7,519 (1)(2)	Altimmune, Inc.	50,001	0.0
1,103 (1)	Alto Neuroscience, Inc.	11,791	0.0
3,553 (1)	ALX Oncology Holdings, Inc.	21,425	0.0
30,999 (1)	Amicus Therapeutics, Inc.	307,510	0.1
4,010 (1)	AMN Healthcare Services, Inc.	205,432	0.1
16,970 (1)	Amneal Pharmaceuticals, Inc.	107,760	0.1
4,087 (1)	Amphastar Pharmaceuticals, Inc.	163,480	0.1
2,117 (1)	AnaptysBio, Inc.	53,052	0.0
7,979 (1)(2)	Anavex Life Sciences Corp.	33,671	0.0
4,497 (1)	AngioDynamics, Inc.	27,207	0.0
1,978 (1)	ANI Pharmaceuticals, Inc.	125,959	0.1
1,725 (1)	Anika Therapeutics, Inc.	43,694	0.0
8,973 (1)	Annexon, Inc.	43,968	0.0
4,168 (1)	Apogee Therapeutics, Inc.	164,011	0.1
4,623 (1)	Apollo Medical Holdings, Inc.	187,509	0.1

See Accompanying Notes to Financial Statements

84

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
10,332 (1)	Applied Therapeutics, Inc.	$48,249	0.0
8,179 (1)	Aquestive Therapeutics, Inc.	21,265	0.0
15,525 (1)	Arbutus Biopharma Corp.	47,972	0.0
4,551 (1)	Arcellx, Inc.	251,170	0.1
2,435 (1)	Arcturus Therapeutics Holdings, Inc.	59,292	0.0
5,816 (1)	Arcus Biosciences, Inc.	88,578	0.0
11,247 (1)	Arcutis Biotherapeutics, Inc.	104,597	0.1
24,571 (1)	Ardelyx, Inc.	182,071	0.1
700 (1)	ArriVent Biopharma, Inc.	12,985	0.0
12,636 (1)	Arrowhead Pharmaceuticals, Inc.	328,410	0.1
5,470 (1)	ARS Pharmaceuticals, Inc.	46,550	0.0
4,301 (1)	Artivion, Inc.	110,321	0.1
6,782 (1)	Arvinas, Inc.	180,537	0.1
4,922 (1)	Astria Therapeutics, Inc.	44,790	0.0
9,924 (1)	Atea Pharmaceuticals, Inc.	32,848	0.0
14,617 (1)	Atossa Therapeutics, Inc.	17,394	0.0
5,012 (1)	AtriCure, Inc.	114,123	0.1
147	Atrion Corp.	66,507	0.0
5,128 (1)	Aura Biosciences, Inc.	38,768	0.0
15,369 (1)	Aurinia Pharmaceuticals, Inc.	87,757	0.0
9,815 (1)	Avadel Pharmaceuticals PLC	137,996	0.1
4,983 (1)	Avanos Medical, Inc.	99,261	0.1
7,163 (1)	Aveanna Healthcare Holdings, Inc.	19,770	0.0
6,728 (1)	Avid Bioservices, Inc.	48,038	0.0
10,702 (1)	Avidity Biosciences, Inc.	437,177	0.2
2,778 (1)	Avita Medical, Inc.	22,002	0.0
4,703 (1)	Axogen, Inc.	34,050	0.0
5,276 (1)	Axonics, Inc.	354,705	0.1
3,841 (1)	Axsome Therapeutics, Inc.	309,200	0.1
8,060 (1)	Beam Therapeutics, Inc.	188,846	0.1
21,967 (1)	BioCryst Pharmaceuticals, Inc.	135,756	0.1
7,931 (1)	Biohaven Ltd.	275,285	0.1
3,778 (1)	BioLife Solutions, Inc.	80,963	0.0
2,990 (1)(2)	Biomea Fusion, Inc.	13,455	0.0
3,159 (1)	Biote Corp. - Class A	23,597	0.0
4,280 (1)	Bioventus, Inc. - Class A	24,610	0.0
4,085 (1)	Black Diamond Therapeutics, Inc.	19,036	0.0
20,880 (1)	Bluebird Bio, Inc.	20,550	0.0
6,646 (1)	Blueprint Medicines Corp.	716,306	0.3

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care: (continued)
14,834 (1)	Bridgebio Pharma, Inc.	$375,745	0.2
5,837 (1)	BrightSpring Health Services, Inc.	66,308	0.0
20,595 (1)	Brookdale Senior Living, Inc.	140,664	0.1
6,258 (1)	C4 Therapeutics, Inc.	28,911	0.0
4,532 (1)	Cabaletta Bio, Inc.	33,899	0.0
2,128 (1)	Candel Therapeutics, Inc.	13,193	0.0
5,463 (1)	CareDx, Inc.	84,840	0.0
2,159 (1)	Cargo Therapeutics, Inc.	35,451	0.0
8,602 (1)	Caribou Biosciences, Inc.	14,107	0.0
802 (1)	Cartesian Therapeutics, Inc.	21,662	0.0
18,730 (3)(4)	Cartesian Therapeutics, Inc. CVR	3,371	0.0
4,304 (1)	Cassava Sciences, Inc.	53,154	0.0
2,801 (1)	Castle Biosciences, Inc.	60,978	0.0
12,325 (1)	Catalyst Pharmaceuticals, Inc.	190,914	0.1
2,581 (1)	Celcuity, Inc.	42,277	0.0
6,827 (1)	Celldex Therapeutics, Inc.	252,667	0.1
5,534 (1)	Century Therapeutics, Inc.	14,112	0.0
19,929 (1)	Cerus Corp.	35,075	0.0
632 (1)	CervoMed, Inc.	10,820	0.0
2,481 (1)	CG oncology, Inc.	78,325	0.0
5,963 (1)	ChromaDex Corp.	16,278	0.0
1,665 (1)	Cibus, Inc.	16,400	0.0
7,656 (1)	Codexis, Inc.	23,734	0.0
9,782 (1)	Cogent Biosciences, Inc.	82,462	0.0
11,813 (1)	Coherus Biosciences,Inc.	20,436	0.0
3,472 (1)	Collegium Pharmaceutical, Inc.	111,798	0.1
13,558 (1)	Community Health Systems, Inc.	45,555	0.0
3,242	CONMED Corp.	224,735	0.1
800 (1)	Contineum Therapeutics, Inc. - Class A	14,088	0.0
1,087 (1)	Corbus Pharmaceuticals Holdings, Inc.	49,186	0.0
8,580 (1)	Corcept Therapeutics, Inc.	278,764	0.1
6,089 (1)(2)	CorMedix, Inc.	26,365	0.0
953 (1)	CorVel Corp.	242,319	0.1
8,231 (1)	Crinetics Pharmaceuticals, Inc.	368,666	0.2
3,735 (1)	Cross Country Healthcare, Inc.	51,692	0.0
4,571 (1)	CryoPort, Inc.	31,586	0.0
4,111 (1)	Cullinan Oncology, Inc.	71,696	0.0

See Accompanying Notes to Financial Statements

85

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,474 (1)	CVRx, Inc.	$17,673	0.0
13,291 (1)	Cytek Biosciences, Inc.	74,164	0.0
11,813 (1)	Cytokinetics, Inc.	640,028	0.3
6,578 (1)	Day One Biopharmaceuticals, Inc.	90,645	0.0
5,905 (1)	Definitive Healthcare Corp.	32,241	0.0
13,131 (1)	Denali Therapeutics, Inc.	304,902	0.1
2,575 (1)	Dianthus Therapeutics, Inc.	66,640	0.0
1,748 (1)	Disc Medicine, Inc.	78,782	0.0
11,323 (1)	DocGo, Inc.	34,988	0.0
13,872 (1)	Dynavax Technologies Corp.	155,783	0.1
8,550 (1)	Dyne Therapeutics, Inc.	301,730	0.1
7,723 (1)	Edgewise Therapeutics, Inc.	139,091	0.1
8,877 (1)	Editas Medicine, Inc.	41,456	0.0
5,843 (1)	Elevation Oncology, Inc.	15,776	0.0
6,221	Embecta Corp.	77,762	0.0
2,269 (1)	Enanta Pharmaceuticals, Inc.	29,429	0.0
5,410 (1)	Enhabit, Inc.	48,257	0.0
3,758 (1)	Enliven Therapeutics, Inc.	87,824	0.0
5,858	Ensign Group, Inc.	724,576	0.3
2,749 (1)	Entrada Therapeutics, Inc.	39,173	0.0
12,374 (1)	Erasca, Inc.	29,203	0.0
20,012 (1)	Esperion Therapeutics, Inc.	44,427	0.0
12,180 (1)	Evolent Health, Inc. - Class A	232,882	0.1
5,981 (1)	Evolus, Inc.	64,894	0.0
5,291 (1)	EyePoint Pharmaceuticals, Inc.	46,032	0.0
10,556 (1)	Fate Therapeutics, Inc.	34,624	0.0
2,871 (1)	Foghorn Therapeutics, Inc.	16,508	0.0
6,708 (1)	Fulcrum Therapeutics, Inc.	41,589	0.0
2,224 (1)	Fulgent Genetics, Inc.	43,635	0.0
5,400 (1)	G1 Therapeutics, Inc.	12,312	0.0
1,303 (1)	GeneDx Holdings Corp.	34,060	0.0
5,510 (1)	Generation Bio Co.	15,538	0.0
61,032 (1)	Geron Corp.	258,776	0.1
5,168 (1)	Glaukos Corp.	611,633	0.2
12,486 (1)	Guardant Health, Inc.	360,596	0.2
5,277 (1)	Haemonetics Corp.	436,566	0.2
13,290 (1)	Halozyme Therapeutics, Inc.	695,864	0.3
3,380 (1)	Harmony Biosciences Holdings, Inc.	101,975	0.1
3,285 (1)	Harrow, Inc.	68,624	0.0
6,539 (1)	Health Catalyst, Inc.	41,784	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
8,980 (1)	HealthEquity, Inc.	$774,076	0.3
2,859	HealthStream, Inc.	79,766	0.0
12,550 (1)	Heron Therapeutics, Inc.	43,925	0.0
3,449 (1)	HilleVax, Inc.	49,873	0.0
20,074 (1)	Hims & Hers Health, Inc.	405,294	0.2
9,406 (1)	Humacyte, Inc.	45,149	0.0
2,261 (1)	ICU Medical, Inc.	268,494	0.1
7,892 (1)	Ideaya Biosciences, Inc.	277,088	0.1
1,714 (1)(2)	IGM Biosciences, Inc.	11,775	0.0
15,018 (1)(2)	ImmunityBio, Inc.	94,914	0.1
5,515 (1)	Immunome, Inc.	66,730	0.0
6,115 (1)	Immunovant, Inc.	161,436	0.1
5,603 (1)	Inari Medical, Inc.	269,784	0.1
1,160 (1)	Inhibrx Biosciences, Inc.	16,437	0.0
8,325 (1)	Inmode Ltd.	151,848	0.1
6,289 (1)	Innoviva, Inc.	103,140	0.1
2,652 (1)	Inogen, Inc.	21,561	0.0
2,789 (1)	Inovio Pharmaceuticals, Inc.	22,535	0.0
5,788 (1)	Inozyme Pharma, Inc.	25,814	0.0
16,440 (1)	Insmed, Inc.	1,101,480	0.4
3,512 (1)	Integer Holdings Corp.	406,654	0.2
7,198 (1)	Integra LifeSciences Holdings Corp.	209,750	0.1
10,128 (1)	Intellia Therapeutics, Inc.	226,665	0.1
26,737 (1)	Iovance Biotherapeutics, Inc.	214,431	0.1
974	iRadimed Corp.	42,798	0.0
3,301 (1)	iRhythm Technologies, Inc.	355,320	0.1
15,094 (1)	Ironwood Pharmaceuticals, Inc.	98,413	0.1
2,843 (1)	iTeos Therapeutics, Inc.	42,190	0.0
2,969 (1)	Janux Therapeutics, Inc.	124,371	0.1
1,248 (1)	Jasper Therapeutics, Inc.	12	0.0
1,381 (1)	Joint Corp.	19,417	0.0
4,237 (1)	KalVista Pharmaceuticals, Inc.	49,912	0.0
3,127 (1)	Keros Therapeutics, Inc.	142,904	0.1
3,373 (1)	Kiniksa Pharmaceuticals International PLC	62,974	0.0
665 (1)	Kiniksa Pharmaceuticals Ltd. - Class A	12,416	0.0
665 (1)	Korro Bio, Inc.	22,523	0.0
2,620 (1)	Krystal Biotech, Inc.	481,137	0.2
7,714 (1)	Kura Oncology, Inc.	158,831	0.1
4,704 (1)	Kymera Therapeutics, Inc.	140,414	0.1

See Accompanying Notes to Financial Statements

86

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,850 (1)	Kyverna Therapeutics, Inc.	$13,875	0.0
7,189 (1)	Lantheus Holdings, Inc.	577,205	0.2
4,568 (1)	Larimar Therapeutics, Inc.	33,118	0.0
2,163	LeMaitre Vascular, Inc.	177,972	0.1
1,426	LENZ Therapeutics, Inc.	24,655	0.0
1,185 (1)	Lexeo Therapeutics, Inc.	19,007	0.0
12,576 (1)	Lexicon Pharmaceuticals, Inc.	21,128	0.0
3,807 (1)	LifeMD, Inc.	26,116	0.0
12,801 (1)	LifeStance Health Group, Inc.	62,853	0.0
1,809 (1)	Ligand Pharmaceuticals, Inc.	152,426	0.1
17,951 (1)(2)	Lineage Cell Therapeutics, Inc.	17,903	0.0
6,235 (1)	Liquidia Corp.	74,820	0.0
5,758 (1)	LivaNova PLC	315,654	0.1
3,487 (1)	Longboard Pharmaceuticals, Inc.	94,254	0.1
18,400 (1)	Lyell Immunopharma, Inc.	26,680	0.0
6,585 (1)	MacroGenics, Inc.	27,986	0.0
1,854 (1)	Madrigal Pharmaceuticals, Inc.	519,417	0.2
28,312 (1)	MannKind Corp.	147,789	0.1
11,820 (1)	Maravai LifeSciences Holdings, Inc. - Class A	84,631	0.0
11,531 (1)	MaxCyte, Inc.	45,202	0.0
4,664 (1)	MeiraGTx Holdings PLC	19,635	0.0
6,025 (1)	Merit Medical Systems, Inc.	517,849	0.2
12,234 (1)	Mersana Therapeutics, Inc.	24,590	0.0
575	Mesa Laboratories, Inc.	49,893	0.0
12,737 (1)	MiMedx Group, Inc.	88,267	0.0
7,681 (1)	Mind Medicine MindMed, Inc.	55,379	0.0
3,160 (1)	Mineralys Therapeutics, Inc.	36,972	0.0
4,182 (1)	Mirum Pharmaceuticals, Inc.	142,983	0.1
1,370 (1)	ModivCare, Inc.	35,949	0.0
3,512 (1)	Monte Rosa Therapeutics, Inc.	13,135	0.0
4,216 (1)	Morphic Holding, Inc.	143,639	0.1
9,453 (1)	Myriad Genetics, Inc.	231,220	0.1
5,827 (1)(2)	Nano-X Imaging Ltd.	42,770	0.0
1,377	National HealthCare Corp.	149,267	0.1
1,849	National Research Corp.	42,435	0.0
19,652 (1)	Nektar Therapeutics	24,368	0.0
23,062 (1)	Neogen Corp.	360,459	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
13,518 (1)	NeoGenomics, Inc.	$187,495	0.1
8,987 (1)	Neumora Therapeutics, Inc.	88,342	0.0
1,128 (1)	Neurogene, Inc.	41,047	0.0
3,959 (1)	Nevro Corp.	33,335	0.0
5,708 (1)	Nkarta, Inc.	33,734	0.0
14,940 (1)	Novavax, Inc.	189,140	0.1
11,273 (1)	Novocure Ltd.	193,106	0.1
6,409 (1)	Nurix Therapeutics, Inc.	133,756	0.1
3,368 (1)	Nuvalent, Inc. - Class A	255,496	0.1
19,321 (1)	Nuvation Bio, Inc.	56,417	0.0
27,566 (1)	Ocugen, Inc.	42,727	0.0
16,504 (1)	Ocular Therapeutix, Inc.	112,887	0.1
4,265 (1)	Olema Pharmaceuticals, Inc.	46,147	0.0
6,013 (1)	Omeros Corp.	24,413	0.0
10,885 (1)	OmniAb, Inc.	40,819	0.0
4,865 (1)	Omnicell, Inc.	131,696	0.1
42,844 (1)(2)	OPKO Health, Inc.	53,555	0.0
2,044 (1)	OptimizeRx Corp.	20,440	0.0
18,395 (1)	Option Care Health, Inc.	509,542	0.2
8,240 (1)	OraSure Technologies, Inc.	35,102	0.0
2,581 (1)	Orchestra BioMed Holdings, Inc.	21,035	0.0
7,950 (1)	Organogenesis Holdings, Inc.	22,260	0.0
6,733 (1)	ORIC Pharmaceuticals, Inc.	47,602	0.0
3,691 (1)	Orthofix Medical, Inc.	48,943	0.0
1,805 (1)	OrthoPediatrics Corp.	51,912	0.0
1,213 (1)	Outlook Therapeutics, Inc.	8,952	0.0
7,976 (1)	Owens & Minor, Inc.	107,676	0.1
29,071 (1)	Pacific Biosciences of California, Inc.	39,827	0.0
4,848 (1)	Pacira BioSciences, Inc.	138,701	0.1
2,652 (1)	PACS Group, Inc.	78,234	0.0
5,098 (1)	Paragon 28, Inc.	34,870	0.0
8,499	Patterson Cos., Inc.	204,996	0.1
9,171 (1)	Pediatrix Medical Group, Inc.	69,241	0.0
3,222 (1)	Pennant Group, Inc.	74,718	0.0
1,723 (1)	PepGen, Inc.	27,499	0.0
5,035 (1)	Perspective Therapeutics, Inc.	50,198	0.0
2,972 (1)	PetIQ, Inc.	65,562	0.0
3,709 (1)	Phathom Pharmaceuticals, Inc.	38,203	0.0
2,327	Phibro Animal Health Corp. - Class A	39,024	0.0
5,482 (1)	Phreesia, Inc.	116,218	0.1
6,097 (1)	Pliant Therapeutics, Inc.	65,543	0.0
7,807 (1)	Poseida Therapeutics, Inc.	22,796	0.0

See Accompanying Notes to Financial Statements

87

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
1,847 (1)	Praxis Precision Medicines, Inc.	$76,390	0.0
14,676 (1)	Precigen, Inc.	23,188	0.0
5,234 (1)	Prestige Consumer Healthcare, Inc.	360,361	0.2
6,092 (1)	Prime Medicine, Inc.	31,313	0.0
11,611 (1)	Privia Health Group, Inc.	201,799	0.1
4,473 (1)	PROCEPT BioRobotics Corp.	273,256	0.1
8,930 (1)	Progyny, Inc.	255,487	0.1
6,881 (1)(2)	ProKidney Corp.	16,927	0.0
6,201 (1)	Protagonist Therapeutics, Inc.	214,865	0.1
4,518 (1)	Prothena Corp. PLC	93,252	0.0
8,074 (1)	PTC Therapeutics, Inc.	246,903	0.1
4,155 (1)	Pulmonx Corp.	26,343	0.0
1,690 (1)(2)	Pulse Biosciences, Inc.	18,906	0.0
4,925 (1)	Puma Biotechnology, Inc.	16,055	0.0
5,449 (1)	Pyxis Oncology, Inc.	18,036	0.0
723 (1)	Q32 Bio, Inc.	12,978	0.0
3,877 (1)	Quanterix Corp.	51,215	0.0
9,998 (1)	Quantum-Si, Inc.	10,498	0.0
6,990 (1)	RadNet, Inc.	411,851	0.2
3,125 (1)	RAPT Therapeutics, Inc.	9,531	0.0
21,817 (1)(2)	Recursion Pharmaceuticals, Inc. - Class A	163,628	0.1
4,955 (1)	REGENXBIO, Inc.	57,974	0.0
10,578 (1)	Relay Therapeutics, Inc.	68,969	0.0
5,398 (1)	Replimune Group, Inc.	48,582	0.0
11,238 (1)	Revance Therapeutics, Inc.	28,882	0.0
16,093 (1)	Revolution Medicines, Inc.	624,569	0.3
5,813 (1)	Rhythm Pharmaceuticals, Inc.	238,682	0.1
1,812 (1)	Rigel Pharmaceuticals, Inc.	14,895	0.0
6,926 (1)	Rocket Pharmaceuticals, Inc.	149,117	0.1
3,599 (1)	RxSight, Inc.	216,552	0.1
5,708 (1)	Sage Therapeutics, Inc.	61,989	0.0
14,097 (1)	Sana Biotechnology, Inc.	76,970	0.0
10,806 (1)	Savara, Inc.	43,548	0.0
7,315 (1)	Scholar Rock Holding Corp.	60,934	0.0
5,871 (1)	Schrodinger, Inc./ United States	113,545	0.1
3,638 (1)	scPharmaceuticals, Inc.	15,825	0.0
11,341	Select Medical Holdings Corp.	397,615	0.2
512 (1)	Semler Scientific, Inc.	17,613	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
3,228 (1)	Sera Prognostics, Inc. - Class A	$19,109	0.0
4,268 (1)	Shattuck Labs, Inc.	16,474	0.0
4,498 (1)	SI-BONE, Inc.	58,159	0.0
5,005	SIGA Technologies, Inc.	37,988	0.0
3,855 (1)	Sight Sciences, Inc.	25,713	0.0
4,138 (1)	Silk Road Medical, Inc.	111,892	0.1
1,751	Simulations Plus, Inc.	85,134	0.0
1,872 (1)	Skye Bioscience, Inc.	14,994	0.0
2,335 (1)	Soleno Therapeutics, Inc.	95,266	0.0
2,495 (1)	Solid Biosciences, Inc.	14,146	0.0
7,260 (1)	SpringWorks Therapeutics, Inc.	273,484	0.1
3,684 (1)	Spyre Therapeutics, Inc.	86,611	0.0
5,235 (1)	STAAR Surgical Co.	249,238	0.1
32,816 (1)	Standard BioTools, Inc.	58,084	0.0
3,787 (1)	Stoke Therapeutics, Inc.	51,162	0.0
11,414 (1)(2)	Summit Therapeutics, Inc.	89,029	0.0
5,307 (1)	Supernus Pharmaceuticals, Inc.	141,962	0.1
8,109 (1)	Surgery Partners, Inc.	192,913	0.1
1,471 (1)	Surmodics, Inc.	61,841	0.0
8,875 (1)	Sutro Biopharma, Inc.	26,004	0.0
8,651 (1)	Syndax Pharmaceuticals, Inc.	177,605	0.1
2,630 (1)	Tactile Systems Technology, Inc.	31,402	0.0
13,717 (1)	Talkspace, Inc.	31,549	0.0
6,850 (1)	Tandem Diabetes Care, Inc.	275,987	0.1
5,209 (1)	Tango Therapeutics, Inc.	44,693	0.0
3,908 (1)	Tarsus Pharmaceuticals, Inc.	106,219	0.1
17,118 (1)	Taysha Gene Therapies, Inc.	38,344	0.0
17,714 (1)	Teladoc Health, Inc.	173,243	0.1
6,206 (1)	Tenaya Therapeutics, Inc.	19,239	0.0
6,227 (1)	Terns Pharmaceuticals, Inc.	42,406	0.0
14,756 (1)	TG Therapeutics, Inc.	262,509	0.1
5,824 (1)	Theravance Biopharma, Inc.	49,388	0.0
2,334 (1)	Third Harmonic Bio, Inc.	30,342	0.0
2,494	Tourmaline Bio, Inc.	32,072	0.0
3,392 (1)	TransMedics Group, Inc.	510,903	0.2
7,908 (1)	Travere Therapeutics, Inc.	65,004	0.0
5,178 (1)	Treace Medical Concepts, Inc.	34,434	0.0
7,113 (1)	Trevi Therapeutics, Inc.	21,197	0.0

See Accompanying Notes to Financial Statements

88

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Health Care: (continued)
4,303 (1)	TScan Therapeutics, Inc.	$25,172	0.0
6,060 (1)	Twist Bioscience Corp.	298,637	0.1
2,232 (1)	Tyra Biosciences, Inc.	35,690	0.0
773 (1)	UFP Technologies, Inc.	203,972	0.1
3,683 (1)	UroGen Pharma Ltd.	61,801	0.0
1,605	US Physical Therapy, Inc.	148,334	0.1
401	Utah Medical Products, Inc.	26,791	0.0
6,117 (1)	Vanda Pharmaceuticals, Inc.	34,561	0.0
4,258 (1)	Varex Imaging Corp.	62,720	0.0
11,553 (1)	Vaxcyte, Inc.	872,367	0.3
6,600 (1)	Ventyx Biosciences, Inc.	15,246	0.0
4,126 (1)	Vera Therapeutics, Inc.	149,279	0.1
8,072 (1)	Veracyte, Inc.	174,920	0.1
5,133 (1)	Vericel Corp.	235,502	0.1
2,229 (1)	Verrica Pharmaceuticals, Inc.	16,249	0.0
7,472 (1)	Verve Therapeutics, Inc.	36,463	0.0
4,233 (1)	Viemed Healthcare, Inc.	27,726	0.0
9,536 (1)	Vir Biotechnology, Inc.	84,870	0.0
6,640 (1)	Viridian Therapeutics, Inc.	86,386	0.0
5,057 (1)	Voyager Therapeutics, Inc.	40,001	0.0
8,521 (1)	WaVe Life Sciences Ltd.	42,520	0.0
18,580 (1)	X4 Pharmaceuticals, Inc.	10,776	0.0
2,409 (1)	XBiotech, Inc.	12,382	0.0
6,323 (1)	Xencor, Inc.	119,694	0.1
15,460 (1)	Xeris Biopharma Holdings, Inc.	34,785	0.0
1,039 (1)	XOMA Corp.	24,614	0.0
3,993 (1)	Y-mAbs Therapeutics, Inc.	48,235	0.0
6,109 (1)	Zentalis Pharmaceuticals, Inc.	24,986	0.0
5,190 (1)	Zevra Therapeutics, Inc.	25,431	0.0
2,898 (1)	Zimvie, Inc.	52,889	0.0
2,400 (1)	Zura Bio Ltd.	8,400	0.0
6,180 (1)	Zymeworks, Inc.	52,592	0.0
1,891 (1)(2)	Zynex, Inc.	17,624	0.0
		44,828,342	17.0

	Industrials: 16.7%
13,835 (1)	3D Systems Corp.	42,473	0.0
3,637 (1)	AAR Corp.	264,410	0.1
6,611	ABM Industries, Inc.	334,318	0.1
10,263	ACCO Brands Corp.	48,236	0.0
15,623 (1)	ACV Auctions, Inc. - Class A	285,120	0.1
2,766 (1)	AeroVironment, Inc.	503,855	0.2
3,970 (1)	AerSale Corp.	27,472	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
5,560 (1)	Air Transport Services Group, Inc.	$77,117	0.0
1,095	Alamo Group, Inc.	189,435	0.1
3,315	Albany International Corp. - Class A	279,952	0.1
49,963 (1)	Alight, Inc. - Class A	368,727	0.2
1,640	Allegiant Travel Co.	82,377	0.0
1,702	Allient, Inc.	43,010	0.0
3,089	Alta Equipment Group, Inc.	24,836	0.0
3,403 (1)	Ameresco, Inc. - Class A	98,040	0.0
3,625 (1)	American Superconductor Corp.	84,787	0.0
1,691 (1)	American Woodmark Corp.	132,913	0.1
2,386	Apogee Enterprises, Inc.	149,924	0.1
4,052	Applied Industrial Technologies, Inc.	786,088	0.3
2,479	ArcBest Corp.	265,451	0.1
24,501 (1)(2)	Archer Aviation, Inc. - Class A	86,244	0.0
5,103	Arcosa, Inc.	425,641	0.2
1,432	Argan, Inc.	104,765	0.0
3,210	Aris Water Solutions, Inc. - Class A	50,301	0.0
16,066 (1)	Array Technologies, Inc.	164,837	0.1
4,753 (1)	ASGN, Inc.	419,072	0.2
2,521	Astec Industries, Inc.	74,773	0.0
3,188 (1)	Astronics Corp.	63,856	0.0
2,901 (1)	Asure Software, Inc.	24,368	0.0
3,845	Atkore, Inc.	518,806	0.2
3,121	AZZ, Inc.	241,097	0.1
4,992	Barnes Group, Inc.	206,719	0.1
2,916	Barrett Business Services, Inc.	95,557	0.0
6,709 (1)	Beacon Roofing Supply, Inc.	607,164	0.2
6,240 (1)	Blade Air Mobility, Inc.	21,715	0.0
10,077 (1)	Blink Charging Co.	27,611	0.0
20,983 (1)(2)	Bloom Energy Corp. - Class A	256,832	0.1
3,407 (1)	Blue Bird Corp.	183,467	0.1
919 (1)	BlueLinx Holdings, Inc.	85,550	0.0
4,186	Boise Cascade Co.	499,055	0.2
1,485 (1)	Bowman Consulting Group Ltd.	47,208	0.0
4,738 (1)	BrightView Holdings, Inc.	63,015	0.0
4,733	Brink's Co.	484,659	0.2
3,273	Brookfield Business Corp. - Class A	66,835	0.0
1,971 (1)	Byrna Technologies, Inc.	19,670	0.0
2,841	Cadre Holdings, Inc.	95,344	0.0
6,023 (1)	Casella Waste Systems, Inc. - Class A	597,602	0.2
5,056 (1)	CBIZ, Inc.	374,650	0.2

See Accompanying Notes to Financial Statements

89

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,181 (1)	CECO Environmental Corp.	$91,772	0.0
1,419 (1)	Centuri Holdings, Inc.	27,642	0.0
40,570 (1)	ChargePoint Holdings, Inc.	61,261	0.0
4,456 (1)	Chart Industries, Inc.	643,179	0.3
1,924 (1)	Cimpress PLC	168,562	0.1
3,089	Columbus McKinnon Corp.	106,694	0.1
4,884 (1)	Commercial Vehicle Group, Inc.	23,932	0.0
3,102 (1)	Concrete Pumping Holdings, Inc.	18,643	0.0
18,753 (1)	Conduent, Inc.	61,135	0.0
4,563 (1)	Construction Partners, Inc. - Class A	251,923	0.1
11,800 (1)	CoreCivic, Inc.	153,164	0.1
5,292	Costamare, Inc.	86,948	0.0
992	Covenant Logistics Group, Inc.	48,896	0.0
735	CRA International, Inc.	126,582	0.1
1,651	CSW Industrials, Inc.	438,027	0.2
6,570 (1)	Custom Truck One Source, Inc.	28,579	0.0
4,810	Deluxe Corp.	108,033	0.1
1,357 (1)	Distribution Solutions Group, Inc.	40,710	0.0
2,558	Douglas Dynamics, Inc.	59,857	0.0
6,362 (1)	Driven Brands Holdings, Inc.	80,988	0.0
1,489 (1)	Ducommun, Inc.	86,451	0.0
1,432 (1)	DXP Enterprises, Inc.	65,643	0.0
2,996 (1)	Dycom Industries, Inc.	505,605	0.2
1,545	Encore Wire Corp.	447,787	0.2
6,170 (1)	Energy Recovery, Inc.	81,999	0.0
12,140 (1)	Energy Vault Holdings, Inc.	11,528	0.0
5,864	Enerpac Tool Group Corp.	223,888	0.1
4,203	EnerSys	435,095	0.2
3,118	Ennis, Inc.	68,253	0.0
15,693 (1)(2)	Enovix Corp.	242,614	0.1
2,235	EnPro Industries, Inc.	325,349	0.1
8,635 (1)	Enviri Corp.	74,520	0.0
2,771	ESCO Technologies, Inc.	291,066	0.1
5,356	Exponent, Inc.	509,463	0.2
6,353	Federal Signal Corp.	531,556	0.2
5,830 (2)	First Advantage Corp.	93,688	0.0
7,078 (1)	FiscalNote Holdings, Inc.	10,334	0.0
6,420 (1)	Fluence Energy, Inc.	111,323	0.1
18,001 (1)	Fluor Corp.	783,944	0.3
1,579 (1)	Forrester Research, Inc.	26,969	0.0
2,667 (2)	Forward Air Corp.	50,780	0.0
1,400 (1)	Franklin Covey Co.	53,200	0.0
4,801	Franklin Electric Co., Inc.	462,432	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
12,386 (1)	Freyr Battery, Inc.	$21,056	0.0
4,521 (1)	Frontier Group Holdings, Inc.	22,289	0.0
10,555	FTAI Aviation Ltd.	1,089,593	0.4
10,818	FTAI Infrastructure, Inc.	93,359	0.0
48,425 (1)	FuelCell Energy, Inc.	30,934	0.0
3,796	GATX Corp.	502,439	0.2
4,515	Genco Shipping & Trading Ltd.	96,215	0.0
13,179 (1)	GEO Group, Inc.	189,250	0.1
3,304 (1)	Gibraltar Industries, Inc.	226,489	0.1
1,752	Global Industrial Co.	54,943	0.0
4,211 (1)	GMS, Inc.	339,449	0.1
12,809	Golden Ocean Group Ltd.	176,764	0.1
2,588	Gorman-Rupp Co.	95,005	0.0
28,716 (1)	GrafTech International Ltd.	27,855	0.0
1,233 (1)	Graham Corp.	34,721	0.0
4,586	Granite Construction, Inc.	284,194	0.1
7,243 (1)	Great Lakes Dredge & Dock Corp.	63,594	0.0
3,242	Greenbrier Cos., Inc.	160,641	0.1
4,087	Griffon Corp.	260,996	0.1
3,431	H&E Equipment Services, Inc.	151,547	0.1
5,311 (1)	Hawaiian Holdings, Inc.	66,016	0.0
8,073 (1)	Healthcare Services Group, Inc.	85,412	0.0
5,193	Heartland Express, Inc.	64,030	0.0
2,227	Heidrick & Struggles International, Inc.	70,329	0.0
3,589	Helios Technologies, Inc.	171,375	0.1
2,963	Herc Holdings, Inc.	394,938	0.2
12,890 (1)	Hertz Global Holdings, Inc.	45,502	0.0
7,452	Hillenbrand, Inc.	298,229	0.1
21,267 (1)	Hillman Solutions Corp.	188,213	0.1
3,560	Himalaya Shipping Ltd.	32,610	0.0
5,022	HNI Corp.	226,090	0.1
6,427	Hub Group, Inc. - Class A	276,682	0.1
5,093 (1)	Hudson Technologies, Inc.	44,767	0.0
1,928 (1)	Huron Consulting Group, Inc.	189,908	0.1
15,759 (1)	Hyliion Holdings Corp.	25,530	0.0
1,253	Hyster-Yale Materials Handling, Inc.	87,372	0.0
1,991	ICF International, Inc.	295,584	0.1
886 (1)	IES Holdings, Inc.	123,446	0.1
2,895 (1)	Innodata, Inc.	42,933	0.0
3,800	Insperity, Inc.	346,598	0.1

See Accompanying Notes to Financial Statements

90

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
2,152	Insteel Industries, Inc.	$66,626	0.0
6,256	Interface, Inc.	91,838	0.0
3,108 (1)	Intuitive Machines, Inc.	10,256	0.0
15,104 (1)	Janus International Group, Inc.	190,764	0.1
9,129 (1)	JELD-WEN Holding, Inc.	122,968	0.1
34,404 (1)	JetBlue Airways Corp.	209,520	0.1
42,049 (1)(2)	Joby Aviation, Inc.	214,450	0.1
3,357	John Bean Technologies Corp.	318,814	0.1
1,240	Kadant, Inc.	364,287	0.1
3,497	Kelly Services, Inc. - Class A	74,871	0.0
8,354	Kennametal, Inc.	196,653	0.1
2,041	Kforce, Inc.	126,807	0.1
5,464	Korn Ferry	366,853	0.1
15,665 (1)	Kratos Defense & Security Solutions, Inc.	313,457	0.1
12,695 (1)	LanzaTech Global, Inc.	23,486	0.0
14,590 (1)	Legalzoom.com, Inc.	122,410	0.1
7,879 (1)	Leonardo DRS, Inc.	200,993	0.1
1,100 (1)	Limbach Holdings, Inc.	62,623	0.0
1,179	Lindsay Corp.	144,876	0.1
2,536 (1)	Liquidity Services, Inc.	50,669	0.0
3,493	LSI Industries, Inc.	50,544	0.0
3,162	Luxfer Holdings PLC	36,648	0.0
4,033 (1)	Manitowoc Co., Inc.	46,500	0.0
6,213	Marten Transport Ltd.	114,630	0.1
13,609 (1)	Masterbrand, Inc.	199,780	0.1
3,001 (1)	Matrix Service Co.	29,799	0.0
3,556	Matson, Inc.	465,729	0.2
3,289	Matthews International Corp. - Class A	82,389	0.0
1,603 (1)	Mayville Engineering Co., Inc.	26,706	0.0
2,598	McGrath RentCorp	276,817	0.1
5,825 (1)	Mercury Systems, Inc.	157,217	0.1
1,298	Miller Industries, Inc.	71,416	0.0
7,615	MillerKnoll, Inc.	201,721	0.1
3,374 (1)	Montrose Environmental Group, Inc.	150,345	0.1
2,995	Moog, Inc. - Class A	501,063	0.2
9,125 (1)	MRC Global, Inc.	117,804	0.1
11,806	Mueller Industries, Inc.	672,234	0.3
16,380	Mueller Water Products, Inc. - Class A	293,530	0.1
1,758 (1)	MYR Group, Inc.	238,578	0.1
613	National Presto Industries, Inc.	46,055	0.0
2,520 (1)	Net Power, Inc.	24,771	0.0
12,807 (1)	Nextracker, Inc. - Class A	600,392	0.2
5,833 (1)	NN, Inc.	17,499	0.0
1,238 (1)	Northwest Pipe Co.	42,055	0.0
11,654 (1)	NOW, Inc.	160,009	0.1
8,226 (1)(2)	NuScale Power Corp.	96,162	0.0
1,540 (1)	NV5 Global, Inc.	143,174	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
11,286 (1)	OPENLANE, Inc.	$187,235	0.1
3,415 (1)	Orion Group Holdings, Inc.	32,476	0.0
4,058	Pangaea Logistics Solutions Ltd.	31,774	0.0
2,653	Park Aerospace Corp.	36,293	0.0
1,220	Park-Ohio Holdings Corp.	31,586	0.0
9,195 (1)	Performant Financial Corp.	26,665	0.0
18,820	Pitney Bowes, Inc.	95,606	0.0
18,878 (1)	Planet Labs PBC	35,113	0.0
66,519 (1)	Plug Power, Inc.	154,989	0.1
994	Powell Industries, Inc.	142,540	0.1
302	Preformed Line Products Co.	37,611	0.0
5,619	Primoris Services Corp.	280,332	0.1
2,807 (1)	Proto Labs, Inc.	86,708	0.0
3,850	Quad/Graphics, Inc.	20,982	0.0
3,656	Quanex Building Products Corp.	101,088	0.0
5,315 (1)	Radiant Logistics, Inc.	30,242	0.0
2,629 (1)	Redwire Corp.	18,850	0.0
15,534 (1)	Resideo Technologies, Inc.	303,845	0.1
3,683	Resources Connection, Inc.	40,660	0.0
5,486	REV Group, Inc.	136,547	0.1
36,631 (1)(2)	Rocket Lab USA, Inc.	175,829	0.1
7,288	Rush Enterprises, Inc. - Class A	305,149	0.1
12,369 (1)	RXO, Inc.	323,449	0.1
6,538	Safe Bulkers, Inc.	38,051	0.0
15,185 (1)	SES AI Corp.	18,981	0.0
18,042 (1)	Shoals Technologies Group, Inc. - Class A	112,582	0.1
3,745	Shyft Group, Inc.	44,416	0.0
4,144 (1)	SkyWest, Inc.	340,098	0.1
2,437 (1)	Spire Global, Inc.	26,417	0.0
11,638 (2)	Spirit Airlines, Inc.	42,595	0.0
4,768 (1)	SPX Technologies, Inc.	677,724	0.3
1,261	Standex International Corp.	203,210	0.1
9,933	Steelcase, Inc. - Class A	128,732	0.1
16,392 (1)(2)	Stem, Inc.	18,195	0.0
3,673 (1)	Sterling Check Corp.	54,360	0.0
3,195 (1)	Sterling Infrastructure, Inc.	378,096	0.2
4,206 (1)	Sun Country Airlines Holdings, Inc.	52,827	0.0
9,230 (1)(2)	SunPower Corp.	27,321	0.0
23,011 (1)	Sunrun, Inc.	272,910	0.1
2,381	Tecnoglass, Inc.	119,479	0.1
2,034	Tennant Co.	200,227	0.1
6,988	Terex Corp.	383,222	0.2
17,363 (1)	Terran Orbital Corp.	14,238	0.0

See Accompanying Notes to Financial Statements

91

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Industrials: (continued)
3,620 (1)	Thermon Group Holdings, Inc.	$111,351	0.1
5,551 (1)	Titan International, Inc.	41,133	0.0
2,278 (1)	Titan Machinery, Inc.	36,220	0.0
4,957 (1)	TPI Composites, Inc.	19,778	0.0
949 (1)	Transcat, Inc.	113,576	0.1
3,439	TriNet Group, Inc.	343,900	0.1
8,689	Trinity Industries, Inc.	259,975	0.1
6,844 (1)	Triumph Group, Inc.	105,466	0.1
3,711 (1)	TrueBlue, Inc.	38,223	0.0
4,639 (1)	Tutor Perini Corp.	101,037	0.0
6,384	UFP Industries, Inc.	715,008	0.3
1,593	UniFirst Corp.	273,247	0.1
838	Universal Logistics Holdings, Inc.	34,014	0.0
13,108 (1)	Upwork, Inc.	140,911	0.1
1,412 (1)	V2X, Inc.	67,720	0.0
17,649 (1)	Verra Mobility Corp.	480,053	0.2
2,326 (1)	Viad Corp.	79,084	0.0
2,403 (1)	Vicor Corp.	79,683	0.0
1,178	Virco Mfg. Corp.	16,421	0.0
1,963 (1)	Virgin Galactic Holdings, Inc.	16,548	0.0
1,462	VSE Corp.	129,065	0.1
4,806	Wabash National Corp.	104,963	0.0
2,879	Watts Water Technologies, Inc. - Class A	527,922	0.2
6,516	Werner Enterprises, Inc.	233,468	0.1
9,726 (1)	Wheels Up Experience, Inc.	18,382	0.0
1,460 (1)	Willdan Group, Inc.	42,121	0.0
431	Willis Lease Finance Corp.	29,868	0.0
4,912 (1)	WNS Holdings Ltd.	257,875	0.1
4,500 (1)	Xometry, Inc. - Class A	52,020	0.0
15,395	Zurn Elkay Water Solutions Corp.	452,613	0.2
		43,959,548	16.7

	Information Technology: 13.7%
12,939 (1)	8x8, Inc.	28,725	0.0
2,780 (1)	908 Devices, Inc.	14,317	0.0
7,563	A10 Networks, Inc.	104,748	0.0
11,115 (1)	ACI Worldwide, Inc.	440,043	0.2
5,398 (1)	ACM Research, Inc. - Class A	124,478	0.1
11,727	Adeia, Inc.	131,166	0.1
8,528	ADTRAN Holdings, Inc.	44,857	0.0
3,945	Advanced Energy Industries, Inc.	429,058	0.2
2,979 (1)	Aehr Test Systems	33,275	0.0
2,344 (1)	Agilysys, Inc.	244,104	0.1
5,064 (1)	Alarm.com Holdings, Inc.	321,767	0.1
4,718 (1)	Alkami Technology, Inc.	134,369	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,576 (1)	Alpha & Omega Semiconductor Ltd.	$96,265	0.0
6,019 (1)	Altair Engineering, Inc. - Class A	590,344	0.2
3,972 (1)	Ambarella, Inc.	214,289	0.1
3,627	American Software, Inc. - Class A	33,115	0.0
8,377 (1)	Amplitude, Inc. - Class A	74,555	0.0
4,263 (1)	Appian Corp. - Class A	131,556	0.1
10,469 (1)(2)	Applied Digital Corp.	62,291	0.0
3,889 (1)	Applied Optoelectronics, Inc.	32,240	0.0
10,126 (1)	Arlo Technologies, Inc.	132,043	0.1
3,102 (1)	Arteris, Inc.	23,295	0.0
8,370 (1)	Asana, Inc. - Class A	117,096	0.0
791 (1)	AudioEye, Inc.	13,929	0.0
88,912 (1)	Aurora Innovation, Inc.	246,286	0.1
15,649 (1)	AvePoint, Inc.	163,063	0.1
1,308 (1)	Aviat Networks, Inc.	37,527	0.0
3,431 (1)	Axcelis Technologies, Inc.	487,854	0.2
4,474 (1)	Backblaze, Inc. - Class A	27,559	0.0
3,109	Badger Meter, Inc.	579,362	0.2
1,368	Bel Fuse, Inc. - Class B	89,248	0.0
4,283	Belden, Inc.	401,745	0.2
3,808	Benchmark Electronics, Inc.	150,264	0.1
11,011 (1)	BigBear.ai Holdings, Inc.	16,627	0.0
7,664 (1)	BigCommerce Holdings, Inc.	61,772	0.0
12,359 (1)(2)	Bit Digital, Inc.	39,302	0.0
4,430 (1)	Blackbaud, Inc.	337,433	0.1
6,033 (1)	Blackline, Inc.	292,299	0.1
24,847 (1)	Blend Labs, Inc. - Class A	58,639	0.0
14,798 (1)	Box, Inc. - Class A	391,259	0.2
5,450 (1)	Braze, Inc. - Class A	211,678	0.1
8,639 (1)(2)	C3.ai, Inc. - Class A	250,185	0.1
6,153 (1)	Calix, Inc.	218,001	0.1
4,598 (1)	Cerence, Inc.	13,012	0.0
2,675 (1)	CEVA, Inc.	51,601	0.0
18,317 (1)	Cipher Mining, Inc.	76,016	0.0
23,440 (1)	Cleanspark, Inc.	373,868	0.1
9,263	Clear Secure, Inc. - Class A	173,311	0.1
1,366 (1)	Clearfield, Inc.	52,673	0.0
14,858 (1)	Clearwater Analytics Holdings, Inc. - Class A	275,170	0.1
531	Climb Global Solutions, Inc.	33,352	0.0
4,993 (1)	Cohu, Inc.	165,268	0.1
22,902 (1)	CommScope Holding Co., Inc.	28,169	0.0
4,600 (1)	CommVault Systems, Inc.	559,222	0.2

See Accompanying Notes to Financial Statements

92

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,096 (1)	Consensus Cloud Solutions, Inc.	$36,009	0.0
18,903 (1)	Core Scientific, Inc.	175,794	0.1
4,908 (1)	Corsair Gaming, Inc.	54,184	0.0
4,166 (1)	Couchbase, Inc.	76,071	0.0
624 (1)	CPI Card Group, Inc.	17,004	0.0
13,481 (1)	Credo Technology Group Holding Ltd.	430,583	0.2
3,484 (1)	CS Disco, Inc.	20,765	0.0
3,158	CSG Systems International, Inc.	130,015	0.1
3,299	CTS Corp.	167,028	0.1
4,078 (1)	Daktronics, Inc.	56,888	0.0
855 (1)	Dave, Inc.	25,906	0.0
2,693 (1)	Diebold Nixdorf, Inc.	103,624	0.0
3,839 (1)	Digi International, Inc.	88,028	0.0
1,655 (1)	Digimarc Corp.	51,322	0.0
10,917 (1)	Digital Turbine, Inc.	18,122	0.0
6,910 (1)	DigitalOcean Holdings, Inc.	240,123	0.1
4,835 (1)	Diodes, Inc.	347,782	0.1
3,801 (1)	Domo, Inc. - Class B	29,344	0.0
9,607 (1)	D-Wave Quantum, Inc.	10,952	0.0
18,313 (1)	E2open Parent Holdings, Inc.	82,225	0.0
6,619 (1)	Eastman Kodak Co.	35,610	0.0
5,544 (1)	Enfusion, Inc. - Class A	47,235	0.0
5,325 (1)	Envestnet, Inc.	333,292	0.1
2,803 (1)	ePlus, Inc.	206,525	0.1
4,300 (1)	Everbridge, Inc.	150,457	0.1
2,907 (1)	EverCommerce, Inc.	31,919	0.0
6,826	EVERTEC, Inc.	226,964	0.1
14,116 (1)	Evolv Technologies Holdings, Inc.	35,996	0.0
16,556 (1)	ExlService Holdings, Inc.	519,196	0.2
13,248 (1)	Extreme Networks, Inc.	178,186	0.1
3,855 (1)	Fannie Mae	943,665	0.4
2,020 (1)	FARO Technologies, Inc.	32,320	0.0
13,487 (1)	Fastly, Inc. - Class A	99,399	0.0
8,197 (1)	FormFactor, Inc.	496,164	0.2
21,500 (1)	Freshworks, Inc. - Class A	272,835	0.1
6,276 (1)	Grid Dynamics Holdings, Inc.	65,961	0.0
3,044	Hackett Group, Inc.	66,116	0.0
11,681 (1)	Harmonic, Inc.	137,485	0.1
8,492 (1)	Hut 8 Corp.	127,295	0.1
2,558 (1)	I3 Verticals, Inc. - Class A	56,481	0.0
3,460 (1)	Ichor Holdings Ltd.	133,383	0.1
3,150 (1)	iLearningEngines Holdings, Inc.	28,601	0.0
3,388	Immersion Corp.	31,881	0.0
2,390 (1)	Impinj, Inc.	374,680	0.1
17,378 (1)	indie Semiconductor, Inc. - Class A	107,222	0.0
21,174 (1)(2)	Infinera Corp.	128,950	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
2,938 (1)	Insight Enterprises, Inc.	$582,782	0.2
2,521 (1)	Instructure Holdings, Inc.	59,017	0.0
4,127 (1)	Intapp, Inc.	151,337	0.1
2,610 (2)	InterDigital, Inc.	304,222	0.1
20,726 (1)(2)	IonQ, Inc.	145,704	0.1
6,764 (1)	Iteris, Inc.	29,288	0.0
4,824 (1)	Itron, Inc.	477,383	0.2
7,915 (1)	Jamf Holding Corp.	130,598	0.1
13,435 (1)	Kaltura, Inc.	16,122	0.0
2,953 (1)	Kimball Electronics, Inc.	64,907	0.0
9,361 (1)	Knowles Corp.	161,571	0.1
5,780	Kulicke & Soffa Industries, Inc.	284,318	0.1
13,194 (1)	Lightwave Logic, Inc.	39,450	0.0
6,900 (1)	LiveRamp Holdings, Inc.	213,486	0.1
28,905 (1)(2)	Marathon Digital Holdings, Inc.	573,764	0.2
27,578 (1)	Matterport, Inc.	123,274	0.1
6,418	Maximus, Inc.	550,023	0.2
8,382 (1)	MaxLinear, Inc.	168,813	0.1
2,987 (1)	MeridianLink, Inc.	63,802	0.0
3,618	Methode Electronics, Inc.	37,446	0.0
22,733 (1)(2)	MicroVision, Inc.	24,097	0.0
21,300 (1)	Mirion Technologies, Inc.	228,762	0.1
4,990 (1)	Mitek Systems, Inc.	55,788	0.0
7,830 (1)	N-able, Inc.	119,251	0.1
3,733	Napco Security Technologies, Inc.	193,929	0.1
13,541 (1)	Navitas Semiconductor Corp.	53,216	0.0
7,659 (1)	NCR Atleos Corp.	206,946	0.1
15,334 (1)	NCR Corp.	189,375	0.1
3,208 (1)	NETGEAR, Inc.	49,082	0.0
7,340 (1)	NetScout Systems, Inc.	134,249	0.1
8,083 (1)	NextNav, Inc.	65,553	0.0
5,188 (1)	nLight, Inc.	56,705	0.0
3,786 (1)	Novanta, Inc.	617,534	0.2
591	NVE Corp.	44,142	0.0
11,675 (1)	Olo, Inc. - Class A	51,604	0.0
4,136 (1)	OneSpan, Inc.	53,024	0.0
1,727 (1)	OSI Systems, Inc.	237,497	0.1
4,603 (1)	Ouster, Inc.	45,247	0.0
4,271 (1)	Pagaya Technologies Ltd. - Class A	54,497	0.0
9,421 (1)	PagerDuty, Inc.	216,024	0.1
3,578 (1)	PAR Technology Corp.	168,488	0.1
1,335	PC Connection, Inc.	85,707	0.0
3,416 (1)	PDF Solutions, Inc.	124,274	0.1
3,627 (1)	Perficient, Inc.	271,263	0.1
6,559 (1)	Photronics, Inc.	161,811	0.1
2,913 (1)	Plexus Corp.	300,563	0.1
8,491 (1)	Porch Group, Inc.	12,821	0.0

See Accompanying Notes to Financial Statements

93

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,947	Power Integrations, Inc.	$417,420	0.2
9,895 (1)	Powerfleet, Inc. NJ	45,219	0.0
6,166 (1)	PowerSchool Holdings, Inc. - Class A	138,057	0.1
4,486	Progress Software Corp.	243,410	0.1
4,869 (1)	PROS Holdings, Inc.	139,497	0.1
6,177 (1)	Q2 Holdings, Inc.	372,658	0.1
3,903 (1)	Qualys, Inc.	556,568	0.2
7,416 (1)	Rackspace Technology, Inc.	22,100	0.0
11,482 (1)	Rambus, Inc.	674,682	0.3
6,500 (1)	Rapid7, Inc.	280,995	0.1
1,332 (1)	Red Violet, Inc.	33,833	0.0
9,706 (1)	Repay Holdings Corp.	102,495	0.0
10,752 (1)	Ribbon Communications, Inc.	35,374	0.0
6,571 (1)	Rimini Street, Inc.	20,173	0.0
28,638 (1)(2)	Riot Platforms, Inc.	261,751	0.1
1,986 (1)	Rogers Corp.	239,531	0.1
39,839 (1)	Sabre Corp.	106,370	0.0
5,800 (1)	Sanmina Corp.	384,250	0.2
3,365	Sapiens International Corp. NV	114,174	0.0
2,683 (1)	ScanSource, Inc.	118,884	0.0
3,933 (1)	SEMrush Holdings, Inc. - Class A	52,663	0.0
6,834 (1)	Semtech Corp.	204,200	0.1
3,339 (1)	Silicon Laboratories, Inc.	369,394	0.1
1,946 (1)	SiTime Corp.	242,043	0.1
3,068 (1)	SkyWater Technology, Inc.	23,470	0.0
5,445 (1)	SMART Global Holdings, Inc.	124,527	0.1
21,172 (1)	SmartRent, Inc.	50,601	0.0
6,038	SolarWinds Corp.	72,758	0.0
29,968 (1)	SoundHound AI, Inc. - Class A	118,374	0.0
10,790 (1)	Sprinklr, Inc. - Class A	103,800	0.0
5,176 (1)	Sprout Social, Inc. - Class A	184,680	0.1
3,921 (1)	SPS Commerce, Inc.	737,775	0.3
6,390 (1)	Squarespace, Inc. - Class A	278,796	0.1
4,116 (1)	Synaptics, Inc.	363,031	0.1
6,334 (1)	Telos Corp.	25,462	0.0
12,446 (1)	Tenable Holdings, Inc.	542,397	0.2
24,343 (1)	Terawulf, Inc.	108,326	0.0
11,432 (1)	Thoughtworks Holding, Inc.	32,467	0.0
10,715 (1)	TTM Technologies, Inc.	208,192	0.1
1,036 (1)	Tucows, Inc. - Class A	20,016	0.0
1,887 (1)	Turtle Beach Corp.	27,060	0.0
4,748 (1)	Ultra Clean Holdings, Inc.	232,652	0.1
7,327 (1)	Unisys Corp.	30,261	0.0
11,584 (1)	Varonis Systems, Inc.	555,684	0.2

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Information Technology: (continued)
5,915 (1)	Veeco Instruments, Inc.	$276,290	0.1
6,508 (1)	Verint Systems, Inc.	209,558	0.1
5,769 (1)	Vertex, Inc. - Class A	207,968	0.1
12,837 (1)	Viasat, Inc.	163,030	0.1
23,365 (1)	Viavi Solutions, Inc.	160,518	0.1
13,215	Vishay Intertechnology, Inc.	294,695	0.1
1,535 (1)	Vishay Precision Group, Inc.	46,725	0.0
4,320 (1)	Weave Communications, Inc.	38,966	0.0
5,326 (1)	Workiva, Inc.	388,745	0.2
12,103	Xerox Holdings Corp.	140,637	0.1
4,968 (1)	Xperi, Inc.	40,787	0.0
11,340 (1)	Yext, Inc.	60,669	0.0
17,375 (1)	Zeta Global Holdings Corp. - Class A	306,669	0.1
13,895 (1)	Zuora, Inc. - Class A	137,977	0.1
		35,951,337	13.7

	Materials: 4.5%
2,906	AdvanSix, Inc.	66,606	0.0
1,174	Alpha Metallurgical Resources, Inc.	329,342	0.1
3,055	American Vanguard Corp.	26,273	0.0
114,734 (1)(2)	Arcadium Lithium PLC	385,506	0.2
1,853	Arch Resources, Inc.	282,082	0.1
16,043	Ardagh Metal Packaging SA	54,546	0.0
2,912 (1)	Arq, Inc.	17,676	0.0
4,430 (1)	ASP Isotopes, Inc.	13,556	0.0
6,161 (1)	Aspen Aerogels, Inc.	146,940	0.1
9,476	Avient Corp.	413,627	0.2
3,437	Balchem Corp.	529,126	0.2
5,706	Cabot Corp.	524,324	0.2
1,817	Caledonia Mining Corp. PLC	17,661	0.0
5,025	Carpenter Technology Corp.	550,639	0.2
5,581 (1)	Century Aluminum Co.	93,482	0.0
1,845 (1)	Clearwater Paper Corp.	89,427	0.0
41,832 (1)	Coeur Mining, Inc.	235,096	0.1
12,165	Commercial Metals Co.	668,953	0.3
3,705	Compass Minerals International, Inc.	38,273	0.0
13,602 (1)	Constellium SE	256,398	0.1
949 (1)	Contango ORE, Inc.	17,148	0.0
8,253 (1)	Dakota Gold Corp.	21,045	0.0
12,646 (1)	Ecovyst, Inc.	113,435	0.1
3,097	Greif, Inc. - Class A	177,985	0.1
2,081	Hawkins, Inc.	189,371	0.1
1,302	Haynes International, Inc.	76,427	0.0
5,740	HB Fuller Co.	441,750	0.2
62,801	Hecla Mining Co.	304,585	0.1
28,967 (1)	i-80 Gold Corp.	31,284	0.0

See Accompanying Notes to Financial Statements

94

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
3,867 (1)	Ingevity Corp.	$169,027	0.1
2,653	Innospec, Inc.	327,884	0.1
1,264 (1)	Intrepid Potash, Inc.	29,616	0.0
8,944 (1)(2)	Ivanhoe Electric, Inc. / US	83,895	0.0
1,667	Kaiser Aluminum Corp.	146,529	0.1
5,957 (1)	Knife River Corp.	417,824	0.2
2,236	Koppers Holdings, Inc.	82,710	0.0
2,589	Kronos Worldwide, Inc.	32,491	0.0
4,083 (1)	Lifezone Metals Ltd.	31,357	0.0
6,107 (1)	LSB Industries, Inc.	49,955	0.0
2,175	Materion Corp.	235,183	0.1
5,831	Mativ Holdings, Inc.	98,894	0.0
3,411	Minerals Technologies, Inc.	283,659	0.1
3,947	Myers Industries, Inc.	52,811	0.0
26,525 (1)	Novagold Resources, Inc.	91,777	0.0
16,295 (1)	O-I Glass, Inc.	181,363	0.1
1,225	Olympic Steel, Inc.	54,917	0.0
6,229	Orion SA	136,664	0.1
4,463	Pactiv Evergreen, Inc.	50,521	0.0
15,985 (1)	Perimeter Solutions SA	125,163	0.1
4,421 (1)	Perpetua Resources Corp.	22,989	0.0
1,943 (1)(2)	Piedmont Lithium, Inc.	19,391	0.0
13,127 (1)(2)	PureCycle Technologies, Inc.	77,712	0.0
1,471	Quaker Chemical Corp.	249,629	0.1
3,357	Ramaco Resources, Inc. - Class A	41,795	0.0
4,727 (1)	Ranpak Holdings Corp.	30,395	0.0
7,008 (1)	Rayonier Advanced Materials, Inc.	38,124	0.0
3,103	Ryerson Holding Corp.	60,508	0.0
2,824	Schnitzer Steel Industries, Inc. - Class A	43,122	0.0
4,484	Sensient Technologies Corp.	332,668	0.1
538 (1)	Smith-Midland Corp.	14,897	0.0
21,615	SSR Mining, Inc.	97,484	0.0
2,328	Stepan Co.	195,459	0.1
12,631 (1)	Summit Materials, Inc. - Class A	462,421	0.2
9,118	SunCoke Energy, Inc.	89,356	0.0
3,739	Sylvamo Corp.	256,495	0.1
4,681 (1)	TimkenSteel Corp.	94,884	0.0
4,351	TriMas Corp.	111,212	0.1
12,539	Tronox Holdings PLC	196,737	0.1
226	United States Lime & Minerals, Inc.	82,305	0.0
1,009 (1)	Universal Stainless & Alloy Products, Inc.	27,626	0.0
5,494	Warrior Met Coal, Inc.	344,858	0.1
3,425	Worthington Industries, Inc.	162,105	0.1

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Materials: (continued)
3,484	Worthington Steel, Inc.	$116,226	0.1
		11,963,201	4.5

	Real Estate: 6.0%
10,577	Acadia Realty Trust	189,540	0.1
8,165	Alexander & Baldwin, Inc.	138,478	0.1
267	Alexander's, Inc.	60,038	0.0
5,274	American Assets Trust, Inc.	118,032	0.1
6,896	American Healthcare REIT, Inc.	100,748	0.0
11,466 (1)	Anywhere Real Estate, Inc.	37,952	0.0
15,338 (1)	Apartment Investment and Management Co. - Class A	127,152	0.1
23,609	Apple Hospitality REIT, Inc.	343,275	0.1
7,488	Armada Hoffler Properties, Inc.	83,042	0.0
7,993	Braemar Hotels & Resorts, Inc.	20,382	0.0
17,932	Brandywine Realty Trust	80,335	0.0
19,832	Broadstone Net Lease, Inc.	314,734	0.1
14,218	CareTrust REIT, Inc.	356,872	0.1
2,979	CBL & Associates Properties, Inc.	69,649	0.0
1,665	Centerspace	112,604	0.1
5,652	Chatham Lodging Trust	48,155	0.0
5,066	City Office REIT, Inc.	25,229	0.0
3,083	Community Healthcare Trust, Inc.	72,111	0.0
38,732 (1)	Compass, Inc. - Class A	139,435	0.1
11,786	COPT Defense Properties	295,004	0.1
2,770	CTO Realty Growth, Inc.	48,364	0.0
24,099 (1)	Cushman & Wakefield PLC	250,630	0.1
21,932	DiamondRock Hospitality Co.	185,325	0.1
16,768	DigitalBridge Group, Inc.	229,722	0.1
25,112	Diversified Healthcare Trust	76,592	0.0
16,970	Douglas Emmett, Inc.	225,871	0.1
9,965	Easterly Government Properties, Inc.	123,267	0.1
9,397	Elme Communities	149,694	0.1
14,493	Empire State Realty Trust, Inc. - Class A	135,944	0.1
11,090 (1)	Equity Commonwealth	215,146	0.1
18,277	Essential Properties Realty Trust, Inc.	506,456	0.2

See Accompanying Notes to Financial Statements

95

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
8,711 (2)	eXp World Holdings, Inc.	$98,304	0.0
5,132	Farmland Partners, Inc.	59,172	0.0
2,124 (1)	Forestar Group, Inc.	67,947	0.0
9,815	Four Corners Property Trust, Inc.	242,136	0.1
1,954 (1)	FRP Holdings, Inc.	55,728	0.0
5,479	Getty Realty Corp.	146,070	0.1
4,657	Gladstone Commercial Corp.	66,455	0.0
4,301	Gladstone Land Corp.	58,881	0.0
6,829	Global Medical REIT, Inc.	62,007	0.0
21,052	Global Net Lease, Inc.	154,732	0.1
14,386	Hudson Pacific Properties, Inc.	69,197	0.0
23,468	Independence Realty Trust, Inc.	439,790	0.2
7,668	Industrial Logistics Properties Trust	28,217	0.0
2,959	Innovative Industrial Properties, Inc.	323,182	0.1
7,407	InvenTrust Properties Corp.	183,397	0.1
9,571	JBG SMITH Properties	145,766	0.1
12,081	Kennedy-Wilson Holdings, Inc.	117,427	0.1
22,772	Kite Realty Group Trust	509,637	0.2
30,175	L.P. Industrial Trust	275,196	0.1
4,630	LTC Properties, Inc.	159,735	0.1
22,774	Macerich Co.	351,631	0.1
2,758	Marcus & Millichap, Inc.	86,932	0.0
4,500	National Health Investors, Inc.	304,785	0.1
1,624	NET Lease Office Properties	39,983	0.0
7,794 (2)	NetSTREIT Corp.	125,483	0.1
14,546	Newmark Group, Inc. - Class A	148,806	0.1
108	NexPoint Diversified Real Estate Trust	597	0.0
2,499	NexPoint Residential Trust, Inc.	98,736	0.0
2,423	One Liberty Properties, Inc.	56,892	0.0
65,147 (1)	Opendoor Technologies, Inc.	119,871	0.1
6,983	Orion Office REIT, Inc.	25,069	0.0
15,493	Outfront Media, Inc.	221,550	0.1
20,228	Paramount Group, Inc.	93,656	0.0
4,074	Peakstone Realty Trust	43,184	0.0
12,484	Pebblebrook Hotel Trust	171,655	0.1
12,933	Phillips Edison & Co., Inc.	423,038	0.2
13,443	Piedmont Office Realty Trust, Inc. - Class A	97,462	0.0

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Real Estate: (continued)
4,838	Plymouth Industrial REIT, Inc.	$103,436	0.0
8,335	PotlatchDeltic Corp.	328,316	0.1
2,285	RE/MAX Holdings, Inc. - Class A	18,509	0.0
10,590 (1)	Real Brokerage, Inc.	42,994	0.0
12,262 (1)	Redfin Corp.	73,695	0.0
13,037	Retail Opportunity Investments Corp.	162,050	0.1
15,983	RLJ Lodging Trust	153,916	0.1
2,037	RMR Group, Inc. - Class A	46,036	0.0
6,141	Ryman Hospitality Properties, Inc.	613,240	0.2
24,306	Sabra Health Care REIT, Inc.	374,312	0.1
5,604	Safehold, Inc.	108,101	0.0
1,477	Saul Centers, Inc.	54,309	0.0
17,592	Service Properties Trust	90,423	0.0
19,678	SITE Centers Corp.	285,331	0.1
6,943	SL Green Realty Corp.	393,252	0.2
3,915	St Joe Co.	214,151	0.1
11,875	Summit Hotel Properties, Inc.	71,131	0.0
21,372	Sunstone Hotel Investors, Inc.	223,551	0.1
11,236	Tanger Factory Outlet Centers, Inc.	304,608	0.1
2,811 (1)	Tejon Ranch Co.	47,956	0.0
9,981	Terreno Realty Corp.	590,676	0.2
7,121	UMH Properties, Inc.	113,865	0.1
25,332	Uniti Group, Inc.	73,969	0.0
1,542	Universal Health Realty Income Trust	60,354	0.0
12,548	Urban Edge Properties	231,762	0.1
8,469	Veris Residential, Inc.	127,035	0.1
5,620	Whitestone REIT	74,802	0.0
10,939	Xenia Hotels & Resorts, Inc.	156,756	0.1
		15,690,620	6.0

	Utilities: 2.7%
6,019	ALLETE, Inc.	375,285	0.1
8,397 (1)	Altus Power, Inc.	32,916	0.0
3,963	American States Water Co.	287,595	0.1
8,103	Avista Corp.	280,445	0.1
7,081	Black Hills Corp.	385,065	0.2
12,667	Brookfield Infrastructure Corp. - Class A	426,371	0.2
5,958 (1)	Cadiz, Inc.	18,410	0.0
6,161	California Water Service Group	298,747	0.1
2,407	Chesapeake Utilities Corp.	255,623	0.1
1,736	Consolidated Water Co. Ltd.	46,073	0.0

See Accompanying Notes to Financial Statements

96

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Utilities: (continued)
2,147	Genie Energy Ltd. - Class B	$31,389	0.0
11,729	Hawaiian Electric Industries, Inc.	105,796	0.0
3,894	MGE Energy, Inc.	290,960	0.1
2,014	Middlesex Water Co.	105,252	0.0
7,590 (1)	Montauk Renewables, Inc.	43,263	0.0
10,378	New Jersey Resources Corp.	443,556	0.2
4,225	Northwest Natural Holding Co.	152,565	0.1
6,429	NorthWestern Corp.	321,964	0.1
5,945	ONE Gas, Inc.	379,588	0.2
5,661	Ormat Technologies, Inc.	405,894	0.2
4,375	Otter Tail Corp.	383,206	0.2
9,477	PNM Resources, Inc.	350,270	0.1
10,402	Portland General Electric Co.	449,782	0.2
3,522	SJW Group	190,963	0.1
6,447	Southwest Gas Holdings, Inc.	453,740	0.2
5,668	Spire, Inc.	344,218	0.1
11,480 (1)(2)	Sunnova Energy International, Inc.	64,058	0.0
1,898	Unitil Corp.	98,297	0.0
2,032	York Water Co.	75,367	0.0
		7,096,658	2.7
	Total Common Stock (Cost $242,034,785)	260,683,719	99.0
RIGHTS: 0.0%
	Consumer, Non-cyclical: 0.0%
8,741 (3)(4)	Chinook Therapeutics, Inc. CVR	3,409	0.0

	Total Rights (Cost $—)	3,409	0.0
WARRANTS: 0.0%
	Warrants: 0.0%
3,577	Danimer Scientific, Inc.	322	0.0
	Total Warrants (Cost $—)	322	0.0
	Total Long-Term Investments (Cost $242,034,785)	260,687,450	99.0

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: 4.0%
	Repurchase Agreements: 3.0%
347,311 (5)	Bank of America Securites, Inc., Repurchase Agreement dated 06/28/2024, 5.330%, due 07/01/2024 (Repurchase Amount $347,463, collateralized by various U.S. Government/U.S. Government Agency Obligations, 2.000%- 6.500%, Market Value plus accrued interest $354,257, due 01/01/31-05/01/54)	$347,311	0.2
1,886,531 (5)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,887,373, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 7.000%, Market Value plus accrued interest $1,924,262, due 08/08/24-04/20/74)	1,886,531	0.7
1,886,531 (5)	CF Secured LLC, Repurchase Agreement dated 06/28/2024, 5.430%, due 07/01/2024 (Repurchase Amount $1,887,373, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.500%, Market Value plus accrued interest $1,924,262, due 04/30/27-04/20/72)	1,886,531	0.7

See Accompanying Notes to Financial Statements

97

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

			Percentage
Principal			of Net
Amount†		Value	Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,886,531 (5)	Deutsche Bank Securities Inc., Repurchase Agreement dated 06/28/2024, 5.310%, due 07/01/2024 (Repurchase Amount $1,887,354, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 5.500%, Market Value plus accrued interest $1,924,262, due 08/15/24-03/01/54)	$1,886,531	0.7
1,886,531 (5)	Nomura Securities International, Inc., Repurchase Agreement dated 06/28/2024, 5.320%, due 07/01/2024 (Repurchase Amount $1,887,356, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%- 6.500%, Market Value plus accrued interest $1,924,263, due 04/30/26-08/01/58)	1,886,531	0.7
	Total Repurchase Agreements (Cost $7,893,435)	7,893,435	3.0

			Percentage
			of Net
Shares	RA	Value	Assets
	Mutual Funds: 1.0%
2,742,000 (6)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 5.220% (Cost $2,742,000)	$2,742,000	1.0

	Total Short-Term Investments (Cost $10,635,435)	10,635,435	4.0
	Total Investments in Securities (Cost $252,670,220)	$271,322,885	103.0
	Liabilities in Excess of Other Assets	(7,975,920)	(3.0)
	Net Assets	$263,346,965	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2024, the Portfolio held restricted securities with a fair value of $21,407 or —% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of June 30, 2024.

See Accompanying Notes to Financial Statements

98

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2024 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	June 30, 2024
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,567,744	$—	$—	$6,567,744
Consumer Discretionary	25,817,049	—	—	25,817,049
Consumer Staples	7,241,843	—	—	7,241,843
Consumer, Non-cyclical	66,808	—	14,627	81,435
Energy	17,226,990	—	—	17,226,990
Financials	44,177,307	—	—	44,177,307
Foreign Stock	81,645	—	—	81,645
Health Care	44,824,971	—	3,371	44,828,342
Industrials	43,959,548	—	—	43,959,548
Information Technology	35,951,337	—	—	35,951,337
Materials	11,963,201	—	—	11,963,201
Real Estate	15,690,620	—	—	15,690,620
Utilities	7,096,658	—	—	7,096,658
Total Common Stock	260,665,721	—	17,998	260,683,719
Rights	—	—	3,409	3,409
Warrants	—	322	—	322
Short-Term Investments	2,742,000	7,893,435	—	10,635,435
Total Investments, at fair value	$263,407,721	$7,893,757	$21,407	$271,322,885
Other Financial Instruments+
Futures	46,304	—	—	46,304
Total Assets	$263,454,025	$7,893,757	$21,407	$271,369,189

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At June 30, 2024, Voya VACS Index Series SC Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Cartesian Therapeutics, Inc. CVR	12/12/2023	$—	$3,371
Chinook Therapeutics, Inc. CVR	8/14/2023	—	3,409
Inhibrx, Inc.	5/31/2024	—	14,627
		$—	$21,407

At June 30, 2024, the following futures contracts were outstanding for Voya VACS Index Series SC Portfolio:

	Number	Expiration	Notional	Unrealized
Description	of Contracts	Date	Amount	Appreciation
Long Contracts:
E-mini Russell 2000 Index	34	09/20/24	$3,510,500	$46,304
			$3,510,500	$46,304

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2024 was as follows:

See Accompanying Notes to Financial Statements

99

Voya VACS Index Series SC Portfolio	PORTFOLIO OF INVESTMENTS
as of June 30, 2024 (Unaudited) (continued)

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Variation margin receivable on futures contracts*	$46,304
Total Asset Derivatives		$46,304

*	The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2024 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$294,798
Total	$294,798

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(825,195)
Total	$(825,195)

At June 30, 2024, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $254,041,653.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,915,490
Gross Unrealized Depreciation	(27,587,954)
Net Unrealized Appreciation	$17,327,536

See Accompanying Notes to Financial Statements

100

Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	225 Liberty Street
Scottsdale, Arizona 85258	New York, New York 10286

Placement Agent	Legal Counsel
Voya Investments Distributor, LLC	Ropes & Gray LLP
7337 East Doubletree Ranch Road, Suite 100	Prudential Tower
Scottsdale, Arizona 85258	800 Boylston Street
Boston, Massachusetts 02199

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

221498 (0624)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)(1)	Not applicable.

(a)(3)(2)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Investors Trust

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Andy Simonoff
Andy Simonoff
Chief Executive Officer

Date: September 5, 2024

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: September 5, 2024